FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-8090

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana    46802

(Address of principal executive offices)    (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders

Lincoln Variable Insurance Products Trust:

LVIP American Allocation Funds

  LVIP American Balanced Allocation Fund

  LVIP American Income Allocation Fund

  LVIP American Growth Allocation Fund

LVIP American Funds

  LVIP American Global Growth Fund

  LVIP American Global Small Capitalization Fund

  LVIP American Growth Fund

  LVIP American Growth-Income Fund

  LVIP American International Fund

LVIP American Preservation Fund

LVIP Baron Growth Opportunities Fund

LVIP BlackRock Emerging Markets RPM Fund

LVIP BlackRock Equity Dividend RPM Fund

LVIP BlackRock Inflation Protected Bond Fund

LVIP Capital Growth Fund

LVIP Clarion Global Real Estate Fund

LVIP Columbia Small-Mid Cap Growth RPM Fund

LVIP Delaware Bond Fund

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Foundation® Aggressive Allocation Fund

LVIP Delaware Foundation® Conservative Allocation Fund

LVIP Delaware Foundation® Moderate Allocation Fund

LVIP Delaware Growth and Income Fund

LVIP Delaware Social Awareness Fund

LVIP Delaware Special Opportunities Fund

LVIP Dimensional/Vanguard Allocation Funds

  LVIP Dimensional Non-US Equity RPM Fund

  LVIP Dimensional US Equity RPM Fund

  LVIP Dimensional/Vanguard Total Bond Fund

  LVIP Vanguard Domestic Equity ETF Fund

  LVIP Vanguard International Equity ETF Fund

LVIP Global Income Fund

LVIP JPMorgan Mid Cap Value RPM Fund

LVIP JP Morgan High Yield Fund

LVIP MFS International Growth Fund

LVIP MFS International Growth RPM Fund

LVIP MFS Value Fund

LVIP Mid-Cap Value Fund

LVIP Mondrian International Value Fund

LVIP Money Market Fund

LVIP Protected American Allocation Target Risk Funds:

  LVIP Protected American Balanced Allocation Fund

  LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Target Risk Funds:

  LVIP Protected Profile Conservative Fund

  LVIP Protected Profile Moderate Fund

  LVIP Protected Profile Growth Fund

LVIP Protected Profile Target Maturity Funds:

  LVIP Protected Profile 2010 Fund

  LVIP Protected Profile 2020 Fund

  LVIP Protected Profile 2030 Fund

  LVIP Protected Profile 2040 Fund

  LVIP Protected Profile 2050 Fund

LVIP RPM BlackRock Global Allocation V.I. Fund

LVIP RPM VIP Contrafund ® Portfolio

LVIP SSgA Allocation Funds

  LVIP SSgA Conservative Index Allocation Fund

  LVIP SSgA Conservative Structured Allocation Fund

  LVIP SSgA Moderately Aggressive Index Allocation Fund

  LVIP SSgA Moderately Aggressive Structured Allocation Fund

  LVIP SSgA Moderate Index Allocation Fund

  LVIP SSgA Moderate Structured Allocation Fund

LVIP SSgA Bond Index Fund

LVIP SSgA Funds

  LVIP SSgA Developed International 150 Fund

  LVIP SSgA Emerging Markets 100 Fund

  LVIP SSgA Large Cap 100 Fund

  LVIP SSgA Small/Mid-Cap 200 Fund

LVIP SSgA Global Tactical Allocation RPM Fund

LVIP SSgA International Index Fund

LVIP SSgA Large Cap RPM Fund

LVIP SSgA S&P 500 Index Fund

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap RPM Fund

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP Templeton Growth RPM Fund

LVIP UBS Large Cap Growth RPM Fund

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP American Allocation Funds

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Balanced Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,045.20	0.22%	$1.12
Service Class Shares	1,000.00	1,043.40	0.57%	2.89

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP American Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,055.10	0.22%	$1.12
Service Class Shares	1,000.00	1,053.30	0.57%	2.90

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP American Income Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,023.00	0.25%	$1.25
Service Class Shares	1,000.00	1,021.20	0.60%	3.01

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP American Allocation Funds–1

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected on page 1, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table on page 1 does not reflect the expenses of the Underlying Funds.

LVIP American Allocation Funds–2

LVIP American Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2013

LVIP American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets

Unaffiliated Investment Companies	100.10%

Asset Allocation Fund	20.04%
Equity Funds	27.21%
Fixed Income Funds	30.06%
International Equity Funds	16.85%
International Fixed Income Fund	5.94%
Total Value of Securities	100.10%

Liabilities Net of Receivables and Other Assets	(0.10%)

Total Net Assets	100.00%

LVIP American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets

Unaffiliated Investment Companies	100.15%

Asset Allocation Fund	17.04%
Equity Funds	32.27%
Fixed Income Funds	21.05%
International Equity Funds	24.81%
International Fixed Income Fund	4.96%
Money Market Fund	0.02%
Total Value of Securities	100.15%

Liabilities Net of Receivables and Other Assets	(0.15%)

Total Net Assets	100.00%

LVIP American Income Allocation Fund

Security Type/Sector	Percentage of Net Assets

Unaffiliated Investment Companies	100.06%

Asset Allocation Fund	22.03%
Equity Funds	20.14%
Fixed Income Funds	45.05%
International Equity Fund	2.94%
International Fixed Income Fund	9.90%
Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund

Statement of Net Assets

June 30, 2013 (unaudited)

Number of Shares		Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.10%
Asset Allocation Fund–20.04%
²American Funds®–
Capital Income Builder	2,764,588	$150,587,108

		150,587,108

Equity Funds–27.21%
²American Funds®–
AMCAP Fund	941,461	22,802,177
Mutual Fund	963,508	30,417,947
American Funds Insurance Series®–
†Blue Chip Income & Growth Fund	4,619,311	52,983,503
Growth Fund	452,077	30,243,930
Growth-Income Fund	1,585,479	68,017,067

		204,464,624

Fixed Income Funds–30.06%
²American Funds®–
Intermediate Bond Fund of America	563,074	7,573,351
American Funds Insurance Series®–
Bond Fund	12,471,011	135,185,755
High-Income Bond Fund	2,707,995	30,221,227
Mortgage Bond Fund	2,946,651	30,321,043
U.S. Government/AAA-Rated Securities Fund	1,872,838	22,642,610

		225,943,986

Number of Shares		Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–16.85%
American Funds Insurance Series®–
Global Growth Fund	1,492,513	$37,730,740
Global Small Capitalization Fund	1,695,509	36,945,138
International Fund	2,445,037	44,524,125
†New World Fund	333,505	7,413,810

		126,613,813

International Fixed Income Fund–5.94%
American Funds Insurance Series®–
Global Bond Fund	3,859,948	44,659,598

		44,659,598

Total Unaffiliated Investment Companies (Cost $714,168,632)		752,269,129

TOTAL VALUE OF SECURITIES–100.10% (Cost $714,168,632)	752,269,129
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(781,373)

NET ASSETS APPLICABLE TO 63,085,269 SHARES OUTSTANDING–100.00%	$751,487,756

NET ASSET VALUE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($26,242,652 / 2,199,429 Shares)	$11.932
NET ASSET VALUE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($725,245,104 / 60,885,840 Shares)	$11.912

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$686,781,839
Undistributed net investment income	4,673,621
Accumulated net realized gain on investments	21,931,799
Net unrealized appreciation of investments	38,100,497

Total net assets	$751,487,756

²	Class R6 shares.

†	Non-income producing for the period.

Class 1 shares.

«	Of this amount, $6,825 represents payable for investment companies purchased and $520,558 represents payable for fund shares redeemed as of June 30, 2013.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–4

LVIP American Growth Allocation Fund

Statement of Net Assets

June 30, 2013 (unaudited)

Number of Shares		Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.15%
Asset Allocation Fund–17.04%
²American Funds®–
Capital Income Builder	2,184,651	$118,997,947

		118,997,947

Equity Funds–32.27%
²American Funds®–
AMCAP Fund	875,256	21,198,709
Mutual Fund	1,119,724	35,349,675
American Funds Insurance Series®–
†Blue Chip Income & Growth Fund	6,134,865	70,366,897
Growth Fund	524,950	35,119,180
Growth-Income Fund	1,473,943	63,232,153

		225,266,614

Fixed Income Funds–21.05%
²American Funds®–
Intermediate Bond Fund of America	523,552	7,041,769
American Funds Insurance Series®–
Bond Fund	9,662,549	104,742,035
High-Income Bond Fund	1,258,827	14,048,507
Mortgage Bond Fund	2,054,785	21,143,739

		146,976,050

Number of Shares		Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–24.81%
American Funds Insurance Series®–
†Global Growth & Income Fund	1,246,198	$14,057,114
Global Growth Fund	1,664,913	42,088,995
Global Small Capitalization Fund	1,576,044	34,341,997
International Fund	3,787,852	68,976,785
†New World Fund	619,993	13,782,454

		173,247,345

International Fixed Income Fund–4.96%
American Funds Insurance Series®–
Global Bond Fund	2,990,465	34,599,680

		34,599,680

Money Market Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund	147,450	147,450

		147,450

Total Unaffiliated Investment Companies (Cost $651,847,369)		699,235,086

TOTAL VALUE OF SECURITIES–100.15% (Cost $651,847,369)	699,235,086
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(1,071,218)

NET ASSETS APPLICABLE TO 57,501,258 SHARES OUTSTANDING–100.00%	$698,163,868

NET ASSET VALUE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($11,887,913 / 977,542 Shares)	$12.161
NET ASSET VALUE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($686,275,955 / 56,523,716 Shares)	$12.141

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$628,549,350
Undistributed net investment income	3,523,328
Accumulated net realized gain on investments	18,703,473
Net unrealized appreciation of investments	47,387,717

Total net assets	$698,163,868

²	Class R6 shares.

†	Non-income producing for the period.

Class 1 shares.

«	Of this amount, $176,461 represents payable for fund shares redeemed as of June 30, 2013.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–5

LVIP American Income Allocation Fund

Statement of Net Assets

June 30, 2013 (unaudited)

Number of Shares		Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–22.03%
²American Funds®–
Capital Income Builder	864,566	$47,092,934

		47,092,934

Equity Funds–20.14%
²American Funds®–
AMCAP Fund	178,468	4,322,489
Mutual Fund	205,473	6,486,786
American Funds Insurance Series®–
†Blue Chip Income & Growth Fund	938,125	10,760,298
Growth Fund	128,539	8,599,232
Growth-Income Fund	300,530	12,892,717

		43,061,522

Fixed Income Funds–45.05%
²American Funds®–
Intermediate Bond Fund of America	320,221	4,306,973
American Funds Insurance Series®–
Bond Fund	5,909,567	64,059,702
High-Income Bond Fund	577,502	6,444,919
Mortgage Bond Fund	1,047,316	10,776,885
U.S. Government/AAA-Rated Securities Fund	887,509	10,729,981

		96,318,460

Number of Shares		Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Fund–2.94%
American Funds Insurance Series®–
Global Small Capitalization Fund	288,938	$6,295,957

		6,295,957

International Fixed Income Fund–9.90%
American Funds Insurance Series®–
Global Bond Fund	1,828,994	21,161,460

		21,161,460

Total Unaffiliated Investment Companies (Cost $209,877,632)		213,930,333

TOTAL VALUE OF SECURITIES–100.06% (Cost $209,877,632)	213,930,333
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(125,113)

NET ASSETS APPLICABLE TO 18,679,708 SHARES OUTSTANDING–100.00%	$213,805,220

NET ASSET VALUE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($6,940,763 / 605,348 Shares)	$11.466
NET ASSET VALUE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($206,864,457 / 18,074,360 Shares)	$11.445

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$201,673,011
Undistributed net investment income	1,326,814
Accumulated net realized gain on investments	6,752,694
Net unrealized appreciation of investments	4,052,701

Total net assets	$213,805,220

²	Class R6 shares.

†	Non-income producing for the period.

Class 1 shares.

«	Of this amount, $143,301 represents payable for fund shares redeemed as of June 30, 2013.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–6

LVIP American Allocation Funds

Statements of Operations

Six Months Ended June 30, 2013 (unaudited)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$5,782,167	$5,116,518	$1,621,680

EXPENSES:
Distribution fees-Service Class	1,247,475	1,184,360	354,918
Management fees	919,551	860,389	261,297
Accounting and administration expenses	47,772	46,226	30,399
Reports and statements to shareholders	19,350	17,828	9,868
Professional fees	18,301	17,692	12,001
Trustees’ fees	8,719	8,089	2,506
Custodian fees	6,463	5,975	3,041
Pricing fees	150	141	43
Other	7,796	7,203	2,825

	2,275,577	2,147,903	676,898
Less management fees waived	(183,910)	(172,078)	(52,259)

Less underlying funds class share waiver	(35,909)	(31,139)	(10,681)

Total operating expenses	2,055,758	1,944,686	613,958

NET INVESTMENT INCOME	3,726,409	3,171,832	1,007,722

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Distributions from unaffiliated investment companies	3,190,297	2,103,852	1,381,613
Sale of investments in unaffiliated investment companies	24,408,825	21,704,738	5,933,827

Net realized gain	27,599,122	23,808,590	7,315,440
Net change in unrealized appreciation (depreciation) of investments	(998,744)	7,843,770	(4,245,597)

NET REALIZED AND UNREALIZED GAIN	26,600,378	31,652,360	3,069,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,326,787	$34,824,192	$4,077,565

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–7

LVIP American Allocation Funds

Statements of Changes in Net Assets

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,726,409	$13,260,614	$3,171,832	$11,281,508	$1,007,722	$3,962,776
Net realized gain (loss)	27,599,122	(112,926)	23,808,590	446,280	7,315,440	922,319
Net change in unrealized appreciation (depreciation)	(998,744)	49,743,712	7,843,770	54,840,184	(4,245,597)	8,539,242

Net increase in net assets resulting from operations	30,326,787	62,891,400	34,824,192	66,567,972	4,077,565	13,424,337

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(480,744)	—	(297,052)	—	(178,050)
Service Class	—	(17,634,785)	—	(15,666,989)	—	(5,570,719)
Net realized gain:
Standard Class	—	(12,026)	—	(4,660)	—	(3,509)
Service Class	—	(516,347)	—	(276,439)	—	(124,059)

	—	(18,643,902)	—	(16,245,140)	—	(5,876,337)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,065,440	9,926,785	1,916,980	3,832,972	1,745,243	3,537,076
Service Class	71,355,248	278,630,568	56,957,366	215,715,484	31,853,168	97,661,312
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	492,770	—	301,712	—	181,559
Service Class	—	18,151,132	—	15,943,428	—	5,694,778

	82,420,688	307,201,255	58,874,346	235,793,596	33,598,411	107,074,725

Cost of shares redeemed:
Standard Class	(3,128,949)	(4,018,307)	(1,261,339)	(2,692,951)	(723,260)	(1,060,184)
Service Class	(61,298,238)	(114,221,723)	(47,087,012)	(89,286,046)	(24,697,970)	(45,825,364)

	(64,427,187)	(118,240,030)	(48,348,351)	(91,978,997)	(25,421,230)	(46,885,548)

Increase in net assets derived from capital share transactions	17,993,501	188,961,225	10,525,995	143,814,599	8,177,181	60,189,177

NET INCREASE IN NET ASSETS	48,320,288	233,208,723	45,350,187	194,137,431	12,254,746	67,737,177
NET ASSETS:
Beginning of period	703,167,468	469,958,745	652,813,681	458,676,250	201,550,474	133,813,297

End of period	$751,487,756	$703,167,468	$698,163,868	$652,813,681	$213,805,220	$201,550,474

Undistributed net investment income	$4,673,621	$947,212	$3,523,328	$351,496	$1,326,814	$319,092

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–8

LVIP American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended		8/2/10[2] to 12/31/10
		12/31/12	12/31/11
Net asset value, beginning of period	$11.416	$10.545	$10.659	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.080	0.270	0.336	0.691
Net realized and unrealized gain (loss)	0.436	0.947	(0.369)	(0.032)

Total from investment operations	0.516	1.217	(0.033)	0.659

Less dividends and distributions from:
Net investment income	—	(0.337)	(0.081)	—
Net realized gain	—	(0.009)	— [4]	—

Total dividends and distributions	—	(0.346)	(0.081)	—

Net asset value, end of period	$11.932	$11.416	$10.545	$10.659

Total return[5]	4.52%	11.58%	(0.30% )	6.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,243	$17,492	$10,124	$722
Ratio of expenses to average net assets[6]	0.22%	0.20%	0.23%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.28%	0.30%	2.54%
Ratio of net investment income to average net assets	1.35%	2.40%	3.15%	15.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29%	2.32%	3.08%	13.50%
Portfolio turnover	38%	24%	33%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $6 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended		8/2/10[2] to 12/31/10
		12/31/12	12/31/11
Net asset value, beginning of period	$11.416	$10.549	$10.644	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.059	0.231	0.298	0.678
Net realized and unrealized gain (loss)	0.437	0.945	(0.366)	(0.034)

Total from investment operations	0.496	1.176	(0.068)	0.644

Less dividends and distributions from:
Net investment income	—	(0.300)	(0.027)	—
Net realized gain	—	(0.009)	— [4]	—

Total dividends and distributions	—	(0.309)	(0.027)	—

Net asset value, end of period	$11.912	$11.416	$10.549	$10.644

Total return[5]	4.34%	11.18%	(0.64% )	6.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$725,245	$685,675	$459,835	$36,710
Ratio of expenses to average net assets[6]	0.57%	0.55%	0.58%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.63%	0.65%	2.89%
Ratio of net investment income to average net assets	1.00%	2.05%	2.80%	15.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94%	1.97%	2.73%	13.15%
Portfolio turnover	38%	24%	33%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $285 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–10

LVIP American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)			8/2/10[2] to 12/31/10
		Year Ended
		12/31/12	12/31/11

Net asset value, beginning of period	$11.526	$10.485	$10.763	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.076	0.253	0.335	0.671
Net realized and unrealized gain (loss)	0.559	1.120	(0.536)	0.092

Total from investment operations	0.635	1.373	(0.201)	0.763

Less dividends and distributions from:
Net investment income	—	(0.327)	(0.077)	—
Net realized gain	—	(0.005)	— [4]	—

Total dividends and distributions	—	(0.332)	(0.077)	—

Net asset value, end of period	$12.161	$11.526	$10.485	$10.763

Total return[5]	5.51%	13.15%	(1.87% )	7.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,888	$10,649	$8,324	$24
Ratio of expenses to average net assets[6]	0.22%	0.21%	0.23%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.29%	0.30%	3.01%
Ratio of net investment income to average net assets	1.27%	2.25%	3.14%	15.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.21%	2.17%	3.07%	12.82%
Portfolio turnover	36%	18%	26%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $4 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)			8/2/10[2] to 12/31/10
		Year Ended
		12/31/12	12/31/11

Net asset value, beginning of period	$11.527	$10.490	$10.749	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.055	0.214	0.297	0.675
Net realized and unrealized gain (loss)	0.559	1.118	(0.534)	0.074

Total from investment operations	0.614	1.332	(0.237)	0.749

Less dividends and distributions from:
Net investment income	—	(0.290)	(0.022)	—
Net realized gain	—	(0.005)	— [4]	—

Total dividends and distributions	—	(0.295)	(0.022)	—

Net asset value, end of period	$12.141	$11.527	$10.490	$10.749

Total return[5]	5.33%	12.74%	(2.20% )	7.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$686,276	$642,165	$450,352	$32,215
Ratio of expenses to average net assets[6]	0.57%	0.56%	0.58%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.64%	0.65%	3.36%
Ratio of net investment income to average net assets	0.92%	1.90%	2.79%	15.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.86%	1.82%	2.72%	12.47%
Portfolio turnover	36%	18%	26%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $305 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–12

LVIP American Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)			8/2/10[2] to 12/31/10
		Year Ended
		12/31/12	12/31/11

Net asset value, beginning of period	$11.208	$10.660	$10.440	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.075	0.286	0.347	0.431
Net realized and unrealized gain (loss)	0.183	0.635	(0.049)	0.009

Total from investment operations	0.258	0.921	0.298	0.440

Less dividends and distributions from:
Net investment income	—	(0.365)	(0.078)	—
Net realized gain	—	(0.008)	— [4]	—

Total dividends and distributions	—	(0.373)	(0.078)	—

Net asset value, end of period	$11.466	$11.208	$10.660	$10.440

Total return[5]	2.30%	8.66%	2.86%	4.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,941	$5,799	$2,963	$75
Ratio of expenses to average net assets[6]	0.25%	0.23%	0.27%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.31%	0.38%	5.16%
Ratio of net investment income to average net assets	1.30%	2.56%	3.27%	10.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24%	2.48%	3.16%	5.18%
Portfolio turnover	42%	30%	41%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $5 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–13

LVIP American Income Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)			8/2/10[2] to 12/31/10
		Year Ended
		12/31/12	12/31/11

Net asset value, beginning of period	$11.207	$10.663	$10.426	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.055	0.247	0.309	0.420
Net realized and unrealized gain (loss)	0.183	0.633	(0.048)	0.006

Total from investment operations	0.238	0.880	0.261	0.426

Less dividends and distributions from:
Net investment income	—	(0.328)	(0.024)	—
Net realized gain	—	(0.008)	— [4]	—

Total dividends and distributions	—	(0.336)	(0.024)	—

Net asset value, end of period	$11.445	$11.207	$10.663	$10.426

Total return[5]	2.12%	8.27%	2.50%	4.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$206,864	$195,751	$130,850	$18,135
Ratio of expenses to average net assets[6]	0.60%	0.58%	0.62%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.66%	0.66%	0.73%	5.51%
Ratio of net investment income to average net assets	0.95%	2.21%	2.92%	9.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89%	2.13%	2.81%	4.83%
Portfolio turnover	42%	30%	41%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $239 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–14

LVIP American Allocation Funds

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain

LVIP American Allocation Funds–15

LVIP American Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the average daily net assets of each Fund. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administration fees	$17,362	$16,250	$4,934
Legal fees	2,701	2,521	770

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2013, each fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Trading operations fees	$4,209	$3,954	$1,196

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Funds had liabilities payable to affiliates as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$124,778	$116,334	$35,704
Distribution fees payable to LFD	210,697	200,070	60,494
Trading operation fees payable to Lincoln Life	617	576	177

The Funds operate as a “fund of funds” structure in reliance on an SEC exemptive order (Release No. 29196). One of the conditions of the order requires that LIAC waives fees otherwise payable to it by a Fund of Fund in an amount at least equal to any compensation received by LIAC and its affiliates from an unaffiliated underlying fund, other than advisory fees (if any) paid to LIAC and its affiliates for managing an unaffiliated underlying fund. For the six months ended June 30, 2013, LIAC waived the following amounts:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Underlying Funds class share waiver	$35,909	$31,140	$10,681

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

LVIP American Allocation Funds–16

LVIP American Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$308,242,608	$263,427,382	$99,032,555
Sales	283,251,576	247,032,123	88,552,063

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$717,743,831	$656,186,599	$210,787,481
Aggregate unrealized appreciation	$ 46,417,314	$ 53,119,771	$ 7,866,692
Aggregate unrealized depreciation	(11,892,016)	(10,071,284)	(4,723,840)
Net unrealized appreciation	$ 34,525,298	$ 43,048,487	$ 3,142,852

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

Loss carryforward character:	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Short-term	$1,360,294	$626,586	$-
Long-term	447,017	-	-
Total	$1,807,311	$626,586	$-

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investment Companies	$752,269,129	$699,235,086	$213,930,333

There were no Level 3 investments at the beginning or end of the period.

LVIP American Allocation Funds–17

LVIP American Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	930,333	888,254	156,588	343,133	150,412	317,468
Service Class	5,983,952	25,066,193	4,717,284	19,347,189	2,757,434	8,803,638
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	43,490	—	26,471	—	16,216
Service Class	—	1,601,380	—	1,398,585	—	508,519
	6,914,285	27,599,317	4,873,872	21,115,378	2,907,846	9,645,841
Shares redeemed:
Standard Class	(263,139)	(359,552)	(102,992)	(239,579)	(62,535)	(94,173)
Service Class	(5,158,350)	(10,198,811)	(3,902,571)	(7,969,861)	(2,150,109)	(4,116,785)
	(5,421,489)	(10,558,363)	(4,005,563)	(8,209,440)	(2,212,644)	(4,210,958)
Net increase	1,492,796	17,040,954	868,309	12,905,938	695,202	5,434,883

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds–18

LVIP American Funds

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP American Funds

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads) redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect for the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund.

LVIP American Global Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Service Class II Shares	$1,000.00	$1,072.50	0.65%	$3.34

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Global Small Capitalization Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Service Class II Shares	$1,000.00	$1,087.30	0.65%	$3.36

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Service Class II Shares	$1,000.00	$1,099.90	0.63%	$3.28

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.67	0.63%	$3.16

LVIP American Funds–1

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP American Growth-Income Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Service Class II Shares	$1,000.00	$1,115.30	0.63%	$3.30

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.67	0.63%	$3.16

LVIP American International Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Service Class II Shares	$1,000.00	$1,030.80	0.65%	$3.27

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP American Funds–2

LVIP American Global Growth Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®– Global Growth Fund Class 1	2,435,806	$61,577,166

Total Unaffiliated Investment Company (Cost $52,152,698)		61,577,166

TOTAL VALUE OF SECURITIES–100.07% (Cost $52,152,698)		61,577,166
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(45,647)

NET ASSETS APPLICABLE TO 4,196,390 SHARES OUTSTANDING–100.00%		$61,531,519

NET ASSET VALUE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($61,531,519 / 4,196,390 Shares)		$14.663

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$52,424,315
Undistributed net investment income		32,085
Accumulated net realized loss on investments		(349,349)
Net unrealized appreciation of investments		9,424,468

Total net assets		$61,531,519

« Of this amount, $21,999 represents payable for fund shares redeemed as of June 30, 2013.

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–3

LVIP American Global Small Capitalization Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.08%
International Equity Fund–100.08%
American Funds Insurance Series®– Global Small Capitalization Fund Class 1	2,597,726	$56,604,445

Total Unaffiliated Investment Company (Cost $50,764,053)		56,604,445

TOTAL VALUE OF SECURITIES–100.08% (Cost $50,764,053)		56,604,445
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)		(43,283)

NET ASSETS APPLICABLE TO 4,331,336 SHARES OUTSTANDING–100.00%		$56,561,162

NET ASSET VALUE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($56,561,162 / 4,331,336 Shares)		$13.059

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$51,070,482
Undistributed net investment income		403,846
Accumulated net realized loss on investments		(753,558)
Net unrealized appreciation of investments		5,840,392

Total net assets		$56,561,162

« Of this amount, $8,542 represents payable for fund shares redeemed as of June 30, 2013.

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–4

LVIP American Growth Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®– Growth Fund Class 1	3,530,660	$236,201,166

Total Unaffiliated Investment Company (Cost $195,242,755)		236,201,166

TOTAL VALUE OF SECURITIES–100.05% (Cost $195,242,755)		236,201,166
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(127,649)

NET ASSETS APPLICABLE TO 15,278,985 SHARES OUTSTANDING–100.00%		$236,073,517

NET ASSET VALUE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($236,073,517 / 15,278,985 Shares)		$15.451

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$195,128,716
Undistributed net investment income		821,812
Accumulated net realized loss on investments		(835,422)
Net unrealized appreciation of investments.		40,958,411

Total net assets		$236,073,517

« Of this amount, $128,644 represents payable for fund shares redeemed as of June 30, 2013.

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–5

LVIP American Growth-Income Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®– Growth-Income Fund Class 1	4,415,990	$189,445,935

Total Unaffiliated Investment Company (Cost $153,862,381)		189,445,935

TOTAL VALUE OF SECURITIES–100.06% (Cost $153,862,381)		189,445,935
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(107,915)

NET ASSETS APPLICABLE TO 12,244,477 SHARES OUTSTANDING–100.00%		$189,338,020

NET ASSET VALUE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($189,338,020 / 12,244,477 Shares)		$15.463

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$153,544,734
Undistributed net investment income		368,219
Accumulated net realized loss on investments		(158,487)
Net unrealized appreciation of investments		35,583,554

Total net assets		$189,338,020

« Of this amount, $134,935 represents payable for fund shares redeemed as of June 30, 2013.

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–6

LVIP American International Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– International Fund Class 1	6,615,956	$120,476,562

Total Unaffiliated Investment Company (Cost $110,773,699)		120,476,562

TOTAL VALUE OF SECURITIES–100.06% (Cost $110,773,699)		120,476,562
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(76,674)

NET ASSETS APPLICABLE TO 9,624,747 SHARES OUTSTANDING–100.00%		$120,399,888

NET ASSET VALUE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($120,399,888 / 9,624,747 Shares)		$12.509

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$111,821,428
Undistributed net investment income		100,708
Accumulated net realized loss on investments		(1,225,111)
Net unrealized appreciation of investments		9,702,863

Total net assets		$120,399,888

« Of this amount, $3,122 represents payable for investment company purchased and $25,938 paybable for fund shares redeemed as of June 30, 2013.

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–7

LVIP American Funds

Statements of Operations

Six Months Ended June 30, 2013 (unaudited)

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$ 222,506	$ 529,635	$ 1,030,977	$ 668,244	$ 498,559
EXPENSES:
Distribution fees-Service Class II	161,125	157,194	627,481	505,376	335,951
Accounting and administration expenses	25,085	25,067	29,686	28,482	26,858
Reports and statements to shareholders	16,777	18,348	42,385	25,253	21,755
Professional fees	8,130	8,115	10,287	9,784	9,080
Trustees’ fees	674	660	2,623	2,106	1,449
Custodian fees	429	427	1,306	1,089	756
Pricing fees	12	12	46	37	25
Other	1,518	1,526	3,031	2,598	2,105

	213,750	211,349	716,845	574,725	397,979
Less expenses reimbursed	(23,329)	(25,574)	—	—	(128)

Total operating expenses	190,421	185,775	716,845	574,725	397,851

NET INVESTMENT INCOME	32,085	343,860	314,132	93,519	100,708

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from sale of investments in unaffiliated investment companies	2,491	(2,575)	(10,216)	29,301	74,139
Net change in unrealized appreciation (depreciation) of investments	3,918,579	4,385,932	20,983,654	19,449,733	3,655,735

NET REALIZED AND UNREALIZED GAIN	3,921,070	4,383,357	20,973,438	19,479,034	3,729,874

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,953,155	$4,727,217	$21,287,570	$19,572,553	$3,830,582

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–8

LVIP American Funds

Statements of Changes in Net Assets

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,085	$287,293	$343,860	$467,869	$314,132	$934,115
Net realized gain (loss)	2,491	(233,099)	(2,575)	(649,342)	(10,216)	(616,724)
Net change in unrealized appreciation (depreciation)	3,918,579	8,798,803	4,385,932	7,439,039	20,983,654	27,583,165

Net increase in net assets resulting from operations	3,953,155	8,852,997	4,727,217	7,257,566	21,287,570	27,900,556

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(459,490)	—	(497,305)	—	(426,435)
Return of capital:
Service Class II	—	(21,247)	—	—	—	—

	—	(480,737)	—	(497,305)	—	(426,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	8,987,183	20,749,682	4,171,659	18,818,699	19,451,391	86,699,880
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class II	—	480,737	—	497,305	—	426,435
Cost of shares redeemed:
Service Class II	(5,608,161)	(9,835,887)	(5,834,807)	(8,238,151)	(15,882,781)	(40,564,729)

Increase (Decrease) in net assets derived from capital share transactions	3,379,022	11,394,532	(1,663,148)	11,077,853	3,568,610	46,561,586

NET INCREASE IN NET ASSETS	7,332,177	19,766,792	3,064,069	17,838,114	24,856,180	74,035,707
NET ASSETS:
Beginning of period	54,199,342	34,432,550	53,497,093	35,658,979	211,217,337	137,181,630

End of period	$61,531,519	$54,199,342	$56,561,162	$53,497,093	$236,073,517	$211,217,337

Undistributed net investment income	$32,085	$—	$403,846	$59,986	$821,812	$507,680

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–9

LVIP American Funds

Statements of Changes in Net Assets (continued)

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$93,519	$2,076,778	$100,708	$1,283,503
Net realized gain (loss)	29,301	(108,331)	74,139	(981,131)
Net change in unrealized appreciation (depreciation)	19,449,733	19,404,319	3,655,735	15,522,851

Net increase in net assets resulting from operations	19,572,553	21,372,766	3,830,582	15,825,223

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(1,802,078)	—	(2,533,605)
Return of capital:
Service Class II	—	—	—	(105,692)

	—	(1,802,078)	—	(2,639,297)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	14,785,098	66,230,119	10,574,703	43,449,379
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class II	—	1,802,078	—	2,639,297
Cost of shares redeemed:
Service Class II	(14,275,581)	(22,411,653)	(10,875,814)	(17,107,641)

Increase (Decrease) in net assets derived from capital share transactions	509,517	45,620,544	(301,111)	28,981,035

NET INCREASE IN NET ASSETS	20,082,070	65,191,232	3,529,471	42,166,961
NET ASSETS:
Beginning of period	169,255,950	104,064,718	116,870,417	74,703,456

End of period	$189,338,020	$169,255,950	$120,399,888	$116,870,417

Undistributed net investment income	$368,219	$274,700	$100,708	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–10

LVIP American Global Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Fund Service Class II
	Six Months Ended	Year Ended		7/1/10[2]
	6/30/13[1]			to
	(Unaudited)	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$13.672	$11.301	$12.463	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.008	0.079	0.230	0.540
Net realized and unrealized gain (loss)	0.983	2.415	(1.384)	1.923

Total from investment operations	0.991	2.494	(1.154)	2.463

Less dividends and distributions from:
Net investment income	—	(0.118)	(0.008)	—
Net realized gain	—	—	— [4]	—
Return of capital	—	(0.005)	—	—

Total dividends and distributions	—	(0.123)	(0.008)	—

Net asset value, end of period	$14.663	$13.672	$11.301	$12.463

Total return[5]	7.25%	22.11%	(9.26% )	24.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,532	$54,199	$34,433	$2,923
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.73%	0.78%	0.95%	18.78%
Ratio of net investment income to average net assets	0.11%	0.62%	1.93%	8.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.03%	0.49%	1.63%	(9.25% )
Portfolio turnover	4%	9%	3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $157 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–11

LVIP American Global Small Capitalization Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/13[1]	Year Ended		7/1/10[2] to
	(Unaudited)	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$12.010	$10.298	$12.852	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.078	0.112	0.129	0.305
Net realized and unrealized gain (loss)	0.971	1.712	(2.631)	2.547

Total from investment operations	1.049	1.824	(2.502)	2.852

Less dividends and distributions from:
Net investment income	—	(0.112)	(0.052)	—
Net realized gain	—	—	— [4]	—

Total dividends and distributions	—	(0.112)	(0.052)	—

Net asset value, end of period	$13.059	$12.010	$10.298	$12.852

Total return[5]	8.73%	17.76%	(19.48% )	28.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,561	$53,497	$35,659	$3,680
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.74%	0.78%	0.93%	17.47%
Ratio of net investment income to average net assets	1.20%	0.98%	1.12%	4.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.11%	0.85%	0.84%	(11.95% )
Portfolio turnover	4%	9%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $200 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–12

LVIP American Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/13[1]	Year Ended		7/1/10[2] to
	(Unaudited)	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$14.048	$11.986	$12.580	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.021	0.065	0.081	0.454
Net realized and unrealized gain (loss)	1.382	2.026	(0.669)	2.126

Total from investment operations	1.403	2.091	(0.588)	2.580

Less dividends and distributions from:
Net investment income	—	(0.029)	(0.006)	—
Net realized gain	—	—	— [4]	—

Total dividends and distributions	—	(0.029)	(0.006)	—

Net asset value, end of period	$15.451	$14.048	$11.986	$12.580

Total return[5]	9.99%	17.45%	(4.68% )	25.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$236,074	$211,217	$137,182	$13,026
Ratio of expenses to average net assets[6]	0.63%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.64%	0.68%	6.41%
Ratio of net investment income to average net assets	0.28%	0.48%	0.65%	7.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.28%	0.48%	0.62%	1.50%
Portfolio turnover	4%	11%	2%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $114 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–13

LVIP American Growth-Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/13[1]	Year Ended		7/1/10[2] to
	(Unaudited)	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$13.864	$11.976	$12.261	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.008	0.187	0.288	0.882
Net realized and unrealized gain (loss)	1.591	1.852	(0.562)	1.379

Total from investment operations	1.599	2.039	(0.274)	2.261

Less dividends and distributions from:
Net investment income	—	(0.151)	(0.011)	—
Net realized gain	—	—	— [4]	—

Total dividends and distributions	—	(0.151)	(0.011)	—

Net asset value, end of period	$15.463	$13.864	$11.976	$12.261

Total return[5]	11.53%	17.04%	(2.23% )	22.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,338	$169,256	$104,065	$9,201
Ratio of expenses to average net assets[6]	0.63%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.64%	0.71%	8.84%
Ratio of net investment income to average net assets	0.10%	1.41%	2.39%	14.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.10%	1.41%	2.33%	6.32%
Portfolio turnover	4%	6%	1%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $72 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–14

LVIP American International Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American International Fund Service Class II
	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended		7/1/10[2] to 12/31/10

		12/31/12	12/31/11

Net asset value, beginning of period	$12.135	$10.577	$12.355	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.010	0.143	0.348	0.736
Net realized and unrealized gain (loss)	0.364	1.690	(2.118)	1.619

Total from investment operations	0.374	1.833	(1.770)	2.355

Less dividends and distributions from:
Net investment income	—	(0.264)	(0.008)	—
Net realized gain	—	—	— [4]	—
Return of capital	—	(0.011)	—	—

Total dividends and distributions	—	(0.275)	(0.008)	—

Net asset value, end of period	$12.509	$12.135	$10.577	$12.355

Total return[5]	3.08%	17.45%	(14.32% )	23.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,400	$116,870	$74,703	$6,278
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.65%	0.67%	0.77%	11.91%
Ratio of net investment income to average net assets	0.16%	1.25%	3.05%	12.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.16%	1.23%	2.93%	0.75%
Portfolio turnover	6%	8%	4%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $124 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–15

LVIP American Funds

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Service Class II shares. The Service Class II shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate in the manner of Fund of Funds and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.

The investment objective of the LVIP American Growth Fund is growth of capital.

The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ notes to financial statements, which are delivered together with this report.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain

LVIP American Funds–16

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:

Annual Fee Rate
Based on
Average Daily
Fund	Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%

The fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Funds.

LIAC has contractually agreed to reimburse the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American Growth-Income Fund to the extent that each Fund’s Other Expenses exceed 0.10% of the average daily net assets. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC. Prior to May 1, 2013, LIAC had contractually agreed to reimburse the LVIP American Growth Fund and LVIP American International Fund to the extent that each Fund’s Other Expenses exceeded 0.10% of the average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administration fees	$1,373	$1,357	$5,361	$4,317	$2,906
Legal fees	211	210	826	665	452

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class II shares, an annual fee (Plan Fee) not to exceed 0.75% of the average daily net assets of the Service Class II shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.55% of the average daily net assets of the Service Class II shares. The limitation can be adjusted only with the consent of the Board.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement from LIAC	$3,898	$4,886	$—	$—	$108
Distribution fees payable to LFD	27,893	26,058	108,204	86,760	55,162

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

LVIP American Funds–17

LVIP American Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$5,836,997	$2,480,286	$12,176,005	$8,371,267	$6,769,654
Sales	2,402,311	3,776,720	8,270,572	7,746,268	6,947,684

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund

Cost of investments	$52,519,805	$51,529,580	$196,103,243	$154,093,392	$112,095,965

Aggregate unrealized appreciation	$9,424,468	$5,840,392	$40,958,411	$35,583,554	$9,702,863
Aggregate unrealized depreciation	(367,107)	(765,527)	(860,488)	(231,011)	(1,322,266)

Net unrealized appreciation	$9,057,361	$5,074,865	$40,097,923	$35,352,543	$8,380,597

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act were as follows:

Loss carryforward character:	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund

Short-Term	$—	$—	$—	$—	$5,540
Long-Term	—	—	—	—	16,555

Total	$—	$—	$—	$—	$22,095

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Funds–18

LVIP American Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investment Companies	$61,577,166	$56,604,445	$236,201,166	$189,445,935	$120,476,562

There were no Level 3 securities at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Service Class II	619,859	1,656,332	321,483	1,669,133	1,290,511	6,611,738
Shares issued upon reinvestment of dividends and distributions:
Service Class II	—	36,421	—	42,914	—	31,110
Shares redeemed:
Service Class II	(387,827)	(775,244)	(444,709)	(720,089)	(1,047,048)	(3,052,294)

Net increase (decrease)	232,032	917,509	(123,226)	991,958	243,463	3,590,554

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Service Class II	980,018	5,081,221	834,093	3,829,041
Shares issued upon reinvestment of dividends and distributions:
Service Class II	—	132,127	—	226,323
Shares redeemed:
Service Class II	(943,631)	(1,694,892)	(840,274)	(1,487,414)

Net increase (decrease)	36,387	3,518,456	(6,181)	2,567,950

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Funds–19

LVIP American Funds

Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds–20

LVIP American Preservation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP American Preservation Fund

LVIP American Preservation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$983.60	0.25%	$1.23
Service Class Shares	1,000.00	982.00	0.60%	2.95

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Company	1.98%
Money Market Fund	1.98%
Unaffiliated Investment Companies	97.28%
Fixed Income Funds	90.15%
International Fixed Income Fund	5.79%
Money Market Fund	1.34%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–1.98%
Money Market Fund–1.98%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	165,689	$1,656,890

Total Affiliated Investment Company (Cost $1,656,890)		1,656,890

UNAFFILIATED INVESTMENT COMPANIES–97.28%
Fixed Income Funds–90.15%
²American Funds®–
Bond Fund of America	327,352	4,082,083
Intermediate Bond Fund of America	1,526,779	20,535,171
Short-Term Bond Fund of America	2,400,591	23,933,887
American Funds Insurance Series®–
Bond Fund	752,228	8,154,156
High-Income Bond Fund	367,347	4,099,595
Mortgage Bond Fund	399,581	4,111,687
U.S. Government/AAA-Rated Securities Fund	880,707	10,647,742

		75,564,321

Number of Shares		Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.79%
American Funds Insurance Series®– Global Bond Fund	419,313	$4,851,448

		4,851,448

Money Market Fund–1.34%
Dreyfus Treasury & Agency Cash Management Fund	1,122,092	1,122,093

		1,122,093

Total Unaffiliated Investment Companies (Cost $83,406,866)		81,537,862

TOTAL VALUE OF SECURITIES–99.26% (Cost $85,063,756)	83,194,752
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	620,762

NET ASSETS APPLICABLE TO 8,519,868 SHARES OUTSTANDING–100.00%	$83,815,514

NET ASSET VALUE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($32,604 / 3,308 Shares)	$9.856
NET ASSET VALUE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($83,782,910 / 8,516,560 Shares)	$9.838

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$85,105,394
Undistributed net investment income	328,319
Accumulaed net realized gain on investments	250,805
Net unrealized depreciation of investments.	(1,869,004)

Total net assets	$83,815,514

²	Class R6 shares.

*	Standard Class shares.

Class 1 shares.

«	Of this amount, $1,172,004 represents payable for investment companies shares purchased and $51,669 represents payable for fund shares redeemed as of June 30, 2013.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–3

LVIP American Preservation Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$306,624
Dividends from affiliated investment companies	124

306,748

EXPENSES:
Distribution fees-Service Class	92,338
Management fees	65,992
Accounting and administration expenses	25,027
Professional fees	10,039
Reports and statements to shareholders	5,196
Custodian fees	1,985
Trustees’ fees	369
Pricing fees	10
Other	1,083

202,039
Less management fees waived	(26,397)
Less expenses reimbursed	(13,187)
Less underlying funds class share waiver	(4,126)

Total operating expenses	158,329

NET INVESTMENT INCOME	148,419

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	386,177
Sale of investments in unaffiliated investment companies	(134,998)

Net realized gain	251,179
Net change in unrealized appreciation (depreciation) of investments	(1,662,007)

NET REALIZED AND UNREALIZED LOSS	(1,410,828)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(1,262,409)

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund

Statements of Changes in Net Assets

Six Months Ended 6/30/13 (Unaudited)		8/29/12* to 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$148,419	$202,844
Net realized gain	251,179	8,904
Net change in unrealized appreciation (depreciation)	(1,662,007)	(206,997)

Net increase (decrease) in net assets resulting from operations	(1,262,409)	4,751

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(32)
Service Class	—	(34,859)

	—	(34,891)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23,093	10,000
Service Class	72,521,129	34,600,768
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	32
Service Class	—	34,859

	72,544,222	34,645,659

Cost of shares redeemed:
Standard Class	(45)	—
Service Class	(19,684,832)	(2,396,941)

	(19,684,877)	(2,396,941)

Increase in net assets derived from capital share transactions	52,859,345	32,248,718

NET INCREASE IN NET ASSETS	51,596,936	32,218,578
NET ASSETS:
Beginning of period	32,218,578	—

End of period	$83,815,514	$32,218,578

Undistributed net investment income	$328,319	$179,900

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–4

LVIP American Preservation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund

	Standard Class

	Six Months Ended 6/30/13[1] (Unaudited)	8/29/12[2] to 12/31/12
Net asset value, beginning of period	$10.020	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.045	0.239
Net realized and unrealized gain (loss)	(0.209)	(0.187)

Total from investment operations	(0.164)	0.052

Less dividends and distributions from:
Net investment income	-	(0.032)

Total dividends and distributions	-	(0.032)

Net asset value, end of period	$9.856	$10.020

Total return[4]	(1.64% )	0.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33	$10
Ratio of expenses to average net assets[5]	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.41%	1.39%
Ratio of net investment income to average net assets	0.91%	6.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.75%	5.84%
Portfolio turnover	60%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–5

LVIP American Preservation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund

	Service Class

	Six Months Ended 6/30/13[1] (Unaudited)	8/29/12[2] to 12/31/12
Net asset value, beginning of period	$10.018	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	0.028	0.227
Net realized and unrealized gain (loss)	(0.208)	(0.188)

Total from investment operations	(0.180)	0.039

Less dividends and distributions from:
Net investment income	-	(0.021)

Total dividends and distributions	-	(0.021)

Net asset value, end of period	$9.838	$10.018

Total return[4]	(1.80% )	0.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,783	$32,209
Ratio of expenses to average net assets[5]	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.76%	1.74%
Ratio of net investment income to average net assets	0.56%	6.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.40%	5.49%
Portfolio turnover	60%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–6

LVIP American Preservation Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP American Preservation Fund ( Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund will invest in open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund’s investment objective is to seek current income, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net asset of the Fund. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LVIP American Preservation Fund–7

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of average daily net assets for the Standard Class (and 0.60% for the Service Class). The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for the administrative and legal services amounted to $1,079 and $141, respectively.

Lincoln Life also performs daily trading operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $308 for the six months ended June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$1,639
Management fees payable to LIAC	9,070
Distribution fees payable to LFD	21,154
Trading operation fees payable to Lincoln Life	60

The Fund operates as a “fund of funds” structure in reliance on an SEC exemptive order (Release No. 29196). One of the conditions of the order requires that LIAC waive fees otherwise payable to it by a Fund of Fund in an amount at least equal to any compensation received by LIAC and its affiliates from an unaffiliated underlying fund, other than advisory fees (if any) paid to LIAC and its affiliates for managing an unaffiliated underlying fund. For the six months ended June 30, 2013, LIAC waived $4,126.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2013, Lincoln Life directly owned 30% of the Standard Class shares of the Fund.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $85,162,422 and sales of $32,736,054 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $85,111,663. At June 30, 2013, net unrealized depreciation was $1,916,911, all of which related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP American Preservation Fund–8

LVIP American Preservation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$83,194,752

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	8/29/12* to 12/31/12
Shares sold:
Standard Class	2,310	1,000
Service Class	7,273,108	3,450,710
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3
Service Class	—	3,477

	7,275,418	3,455,190

Shares redeemed:
Standard Class	(5)	—
Service Class	(1,971,678)	(239,057)

	(1,971,683)	(239,057)

Net increase	5,303,735	3,216,133

* Date of commencement of operations.

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP American Preservation Fund–9

LVIP American Preservation Fund

Notes to Financial Statements (continued)

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund–10

LVIP Baron Growth Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,163.10	1.04%	$5.58
Service Class Shares	1,000.00	1,161.70	1.29%	6.91

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	97.34%

Beverages	1.06%
Building Products	0.08%
Capital Markets	6.64%
Chemicals	0.04%
Commercial Services & Supplies	1.74%
Construction Materials	1.11%
Distributor	2.91%
Diversified Consumer Services	1.99%
Diversified Financial Services	1.63%
Electric Utilities	1.56%
Electrical Equipment	2.62%
Energy Equipment & Services	3.71%
Food & Staples Retailing	2.46%
Food Products	1.22%
Health Care Equipment & Supplies	2.17%
Health Care Providers & Services	2.84%
Hotels, Restaurants & Leisure	11.81%
Household Products	1.03%
Insurance	3.76%
Internet Software & Services	2.28%
IT Services	5.29%
Life Sciences Tools & Services	2.23%
Machinery	4.39%
Marine	0.23%
Media	1.88%
Oil, Gas & Consumable Fuels	3.15%
Pharmaceuticals	0.98%
Professional Services	0.57%
Real Estate Investment Trusts	4.04%
Real Estate Management & Development	0.29%
Road & Rail	3.94%
Software	8.71%
Specialty Retail	2.36%
Textiles, Apparel & Luxury Goods	4.53%
Trading Companies & Distributors	2.09%
Money Market Fund	2.68%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Genesee & Wyoming Class A	3.34%
LKQ	2.91%
Vail Resorts	2.90%
Community Health Systems	2.65%
Generac Holdings	2.62%
Choice Hotels International	2.49%
Arch Capital Group	2.43%
Ralph Lauren	2.39%
Dick’s Sporting Goods	2.36%
CoStar Group	2.28%
Total	26.37%

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.34%
Beverages–1.06%
†Boston Beer Class A	30,600	$5,221,584

		5,221,584

Building Products–0.08%
†Ply Gem Holdings	20,000	401,200

		401,200

Capital Markets–6.64%
†Artisan Partners Asset Management	145,636	7,268,693
Carlyle Group	166,000	4,266,200
Cohen & Steers	200,000	6,796,000
Eaton Vance	90,000	3,383,100
Financial Engines	75,000	3,419,250
Manning & Napier	193,642	3,439,082
Oaktree Capital Group	81,000	4,256,550

		32,828,875

Chemicals–0.04%
Intrepid Potash	10,000	190,500

		190,500

Commercial Services & Supplies–1.74%
†Copart	250,400	7,712,320
†Tetra Tech	37,000	869,870

		8,582,190

Construction Materials–1.11%
†CaesarStone Sdot-Yam	200,679	5,464,489

		5,464,489

Distributor–2.91%
†LKQ	559,000	14,394,250

		14,394,250

Diversified Consumer Services–1.99%
†Bright Horizons Family Solutions	118,571	4,115,599
DeVry	185,000	5,738,700

		9,854,299

Diversified Financial Services–1.63%
Leucadia National	28,000	734,160
†MSCI Class A	220,000	7,319,400

		8,053,560

Electric Utilities–1.56%
ITC Holdings	84,420	7,707,546

		7,707,546

Electrical Equipment–2.62%
Generac Holdings	350,000	12,953,500

		12,953,500

Energy Equipment & Services–3.71%
CARBO Ceramics	24,000	1,618,320
Core Laboratories	50,500	7,658,830

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Helmerich & Payne	87,400	$5,458,130
SEACOR Holdings	43,700	3,629,285

		18,364,565

Food & Staples Retailing–2.46%
†Fairway Group Holdings	132,000	3,190,440
†United Natural Foods	165,792	8,951,110

		12,141,550

Food Products–1.22%
†TreeHouse Foods	92,300	6,049,342

		6,049,342

Health Care Equipment & Supplies–2.17%
†Edwards Lifesciences	34,000	2,284,800
†IDEXX Laboratories	66,300	5,952,414
†Neogen	21,700	1,205,652
West Pharmaceutical Services	18,100	1,271,706

		10,714,572

Health Care Providers & Services–2.84%
†Brookdale Senior Living	35,000	925,400
Community Health Systems	280,000	13,126,400

		14,051,800

Hotels, Restaurants & Leisure–11.81%
Ameristar Casinos	285,000	7,492,650
Choice Hotels International	310,000	12,303,900
Interval Leisure Group	184,500	3,675,240
†Marriott Vacations Worldwide	11,500	497,260
†Panera Bread Class A	36,000	6,693,840
†Penn National Gaming	156,600	8,277,876
†Pinnacle Entertainment	260,000	5,114,200
Vail Resorts	233,300	14,352,616

		58,407,582

Household Products–1.03%
Church & Dwight	82,800	5,109,588

		5,109,588

Insurance–3.76%
†Arch Capital Group	233,300	11,993,953
Primerica	176,313	6,601,159

		18,595,112

Internet Software & Services–2.28%
†CoStar Group	87,351	11,274,394

		11,274,394

IT Services–5.29%
Booz Allen Hamilton Holding	457,000	7,942,660
†Gartner	174,900	9,967,551
MAXIMUS	110,800	8,252,384

		26,162,595

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–2.23%
†Mettler-Toledo International	38,000	$7,645,600
Techne	48,600	3,357,288

		11,002,888

Machinery–4.39%
†Colfax	166,390	8,670,583
†Middleby	53,400	9,082,806
†Rexnord	50,429	849,729
Valmont Industries	21,800	3,119,362

		21,722,480

Marine–0.23%
Seaspan	54,000	1,120,500

		1,120,500

Media–1.88%
†Manchester United Class A	171,152	2,724,740
Morningstar	85,000	6,594,300

		9,319,040

Oil, Gas & Consumable Fuels–3.15%
†Ceres	135,000	422,550
†Denbury Resources	70,000	1,212,400
MPLX	5,000	184,050
†Oasis Petroleum	11,960	464,885
SM Energy	30,000	1,799,400
Susser Petroleum Partners	150,000	4,395,000
Targa Resources	110,000	7,076,300

		15,554,585

Pharmaceuticals–0.98%
#CFR Pharmaceuticals ADR 144A	212,977	4,828,274

		4,828,274

Professional Services–0.57%
†Advisory Board	35,000	1,912,750
†IHS Class A	8,700	908,106

		2,820,856

Real Estate Investment Trusts–4.04%
Alexander’s	11,600	3,407,036
Alexandria Real Estate Equities	34,000	2,234,480
American Assets Trust	100,000	3,086,000
American Campus Communities	38,000	1,545,080
Douglas Emmett	272,200	6,791,390
LaSalle Hotel Properties	117,100	2,892,370

		19,956,356

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.29%
†Zillow Class A	25,500	$1,435,650

		1,435,650

Road & Rail–3.94%
†Genesee & Wyoming Class A	194,400	16,492,896
Landstar System	58,300	3,002,450

		19,495,346

Software–8.71%
†Advent Software	139,821	4,902,123
†ANSYS	126,300	9,232,530
†Bottomline Technologies	47,010	1,188,883
†Concur Technologies	60,000	4,882,800
FactSet Research Systems	50,900	5,188,746
†Guidewire Software	95,000	3,994,750
Pegasystems	135,000	4,471,200
†RealPage	160,000	2,934,400
†SS&C Technologies Holdings	190,000	6,251,000

		43,046,432

Specialty Retail–2.36%
Dick’s Sporting Goods	233,300	11,678,998

		11,678,998

Textiles, Apparel & Luxury Goods–4.53%
Ralph Lauren	68,000	11,814,320
†Under Armour Class A	177,500	10,598,525

		22,412,845

Trading Companies & Distributors–2.09%
Air Lease	225,000	6,207,750
MSC Industrial Direct Class A	53,400	4,136,364

		10,344,114

Total Common Stock (Cost $250,954,707)		481,261,457

MONEY MARKET FUND–2.68%
Dreyfus Treasury & Agency Cash Management Fund	13,263,295	13,263,295

Total Money Market Fund (Cost $13,263,295)		13,263,295

TOTAL VALUE OF SECURITIES–100.02% (Cost $264,218,002)	494,524,752
êLIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(100,381)

NET ASSETS APPLICABLE TO 12,126,445 SHARES OUTSTANDING–100.00%	$494,424,371

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($13,032,542 / 315,390 Shares)	$41.322

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($481,391,829 / 11,811,055 Shares)	$40.758

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$218,733,569
Undistributed net investment income	1,589,401
Accumulated net realized gain on investments	43,794,651
Net unrealized appreciation of investments	230,306,750

Total net assets	$494,424,371

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $4,828,274, which represented 0.98% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

†	Non-income producing for the period.

ê	Of this amount, $749,896 represents payable for securities purchased and $272,793 represents payable for fund shares redeemed as of June 30, 2013.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$2,218,326
Foreign tax withheld	(14,893)

2,203,433

EXPENSES:
Management fees	2,332,832
Distribution fees-Service Class	567,984
Accounting and administration expenses	89,095
Reports and statements to shareholders	41,244
Professional fees	15,678
Trustees’ fees	5,227
Custodian fees	5,052
Pricing fees	558
Other	5,100

3,062,770
Less expenses reimbursed	(70,231)

Total operating expenses	2,992,539

NET INVESTMENT LOSS	(789,106)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	5,433,097
Net change in unrealized appreciation (depreciation) of investments	62,990,458

NET REALIZED AND UNREALIZED GAIN	68,423,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,634,449

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund

Statements of Changes in Net Assets

Six Months Ended 6/30/13 (Unaudited)		Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(789,106)	$6,831,461
Net realized gain	5,433,097	39,041,436
Net change in unrealized appreciation (depreciation)	62,990,458	19,914,047

Net increase in net assets resulting from operations	67,634,449	65,786,944

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(167,584)
Service Class	—	(4,510,015)
Net realized gain:
Standard Class	—	(551,918)
Service Class	—	(18,697,556)

	—	(23,927,073)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,185,675	6,518,485
Service Class	53,626,205	63,355,773
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	719,502
Service Class	—	23,207,571

	55,811,880	93,801,331

Cost of shares redeemed:
Standard Class	(1,324,896)	(5,735,668)
Service Class	(42,984,365)	(76,341,775)

	(44,309,261)	(82,077,443)

Increase in net assets derived from capital share transactions	11,502,619	11,723,888

NET INCREASE IN NET ASSETS	79,137,068	53,583,759
NET ASSETS:
Beginning of period	415,287,303	361,703,544

End of period	$494,424,371	$415,287,303

Undistributed net investment income	$1,589,401	$2,378,507

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunites Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11		Year Ended 12/31/10		12/31/09		12/31/08
Net asset value, beginning of period	$35.526		$31.857	$30.546		$24.109		$17.386		$29.986

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)		0.681	(0.158)		(0.069)		(0.125)		(0.095)
Net realized and unrealized gain (loss)	5.815		5.155	1.469		6.506		6.848		(11.146)

Total from investment operations	5.796		5.836	1.311		6.437		6.723		(11.241)

Less dividends and distributions from:
Net investment income	—		(0.483)	—		—		—		—
Net realized gain	—		(1.684)	—		—		—		(1.359)

Total dividends and distributions	—		(2.167)	—		—		—		(1.359)

Net asset value, end of period	$41.322		$35.526	$31.857		$30.546		$24.109		$17.386

Total return[3]	16.31%		18.54%	4.29%		26.70%		38.67%		(38.98% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,032		$10,415	$7,770		$40,730		$53,680		$28,648
Ratio of expenses to average net assets	1.04%		1.04%	1.04%		1.04%		1.04%		1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.07%		1.08%	1.08%		1.09%		1.09%		1.09%
Ratio of net investment income (loss) to average net assets	(0.09%	)	1.97%	(0.49%	)	(0.27%	)	(0.63%	)	(0.38% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.12%	)	1.93%	(0.53%	)	(0.32%	)	(0.68%	)	(0.43% )
Portfolio turnover	4%		18%	18%		14%		10%		23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Service Class
	Six Months Ended 6/30/13[1]		Year Ended
	(Unaudited)		12/31/12	12/31/11		12/31/10		12/31/09		12/31/08

Net asset value, beginning of period	$35.084		$31.488	$30.270		$23.951		$17.315		$29.944

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.067)		0.586	(0.233)		(0.133)		(0.174)		(0.156)
Net realized and unrealized gain (loss)	5.741		5.092	1.451		6.452		6.810		(11.114)

Total from investment operations	5.674		5.678	1.218		6.319		6.636		(11.270)

Less dividends and distributions from:
Net investment income	—		(0.398)	—		—		—		—
Net realized gain	—		(1.684)	—		—		—		(1.359)

Total dividends and distributions	—		(2.082)	—		—		—		(1.359)

Net asset value, end of period	$40.758		$35.084	$31.488		$30.270		$23.951		$17.315

Total return[3]	16.17%		18.24%	4.02%		26.38%		38.32%		(39.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$481,392		$404,872	$353,934		$354,444		$290,589		$212,368
Ratio of expenses to average net assets	1.29%		1.29%	1.29%		1.29%		1.29%		1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.32%		1.33%	1.33%		1.34%		1.34%		1.34%
Ratio of net investment income (loss) to average net assets	(0.34%	)	1.72%	(0.74%	)	(0.52%	)	(0.88%	)	(0.63% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.37%	)	1.68%	(0.78%	)	(0.57%	)	(0.93%	)	(0.68% )
Portfolio turnover	4%		18%	18%		14%		10%		23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. The commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $566 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund’s average daily net assets.

BAMCO, Inc. (BAMCO) (Sub-Advisor) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays BAMCO a fee based on the Fund’s average daily net assets.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 1.04% of the Fund’s average daily net assets for the Standard Class (and 1.29% for the Service Class). The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $10,877 and $1,666, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had receivable from or liabilities payable to affiliates as follows:

Management fees payable to LIAC	$404,839
Distribution fees payable to LFD	98,523
Expense reimbursement receivable from LIAC	11,497

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $34,218,664 and sales of $16,609,647 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $264,263,007. At June 30, 2013, net unrealized appreciation was $230,261,745, of which $232,229,695 related to unrealized appreciation of investments and $1,967,950 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$476,433,183	$4,828,274	$481,261,457
Money Market Fund	13,263,295	—	13,263,295

Total	$489,696,478	$4,828,274	$494,524,752

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	55,357	192,221
Service Class	1,366,462	1,868,944
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	20,677
Service Class	—	676,242

	1,421,819	2,758,084

Shares redeemed:
Standard Class	(33,130)	(163,630)
Service Class	(1,095,349)	(2,245,434)

	(1,128,479)	(2,409,064)

Net increase	293,340	349,020

5. Market Risk

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund–12

LVIP BlackRock Emerging Markets RPM Fund (formerly LVIP BlackRock Emerging Markets Index RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP BlackRock Emerging Markets RPM Fund

LVIP BlackRock Emerging Markets RPM Fund

Disclosure

    OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies) and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$868.40	0.80%	$3.71
Service Class Shares	1,000.00	867.40	1.05%	4.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.83	0.80%	$4.01
Service Class Shares	1,000.00	1,019.59	1.05%	5.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Emerging Markets RPM Fund–1

LVIP BlackRock Emerging Markets RPM Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings

(unaudited)

As of June 30, 2013

Security Type/Country	Percentage of Net Assets

Common Stock	80.79%
Brazil	5.77%
China	13.63%
Colombia	0.98%
Cyprus	0.03%
Czech Republic	0.20%
Egypt	0.16%
Greece	0.26%
Hong Kong	4.33%
Hungary	0.24%
India	1.70%
Indonesia	2.83%
Luxembourg	0.01%
Malaysia	4.20%
Mexico	4.56%
Morocco	0.21%
Peru	0.38%
Philippines	1.28%
Poland	1.18%
Republic of Korea	11.81%
Russia	6.29%
South Africa	6.31%
Spain	0.02%
Taiwan	9.72%
Thailand	2.58%
Turkey	1.72%
United Arab Emirates	0.39%

Exchange-Traded Funds	6.14%

Preferred Stock	5.60%

Right	0.00%

Money Market Fund	11.12%

Total Value of Securities	103.65%

Liabilities Net of Receivables and Other Assets	(3.65%)

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	0.23%
Air Freight & Logistics	0.06%
Airlines	0.28%
Auto Components	0.70%
Automobiles	2.28%
Beverages	1.83%
Building Products	0.07%

Sector	Percentage of Net Assets

Capital Markets	6.54%
Chemicals	2.26%
Commercial Banks	16.89%
Commercial Services & Supplies	0.05%
Communications Equipment	0.30%
Computers & Peripherals	0.91%
Construction & Engineering	0.90%
Construction Materials	1.25%
Consumer Finance	0.10%
Containers & Packaging	0.05%
Distributor	0.10%
Diversified Consumer Services	0.07%
Diversified Financial Services	1.77%
Diversified Telecommunication Services	1.66%
Electric Utilities	1.14%
Electrical Equipment	0.11%
Electronic Equipment, Instruments & Components	1.58%
Energy Equipment & Services	0.25%
Food & Staples Retailing	2.06%
Food Products	2.53%
Gas Utilities	0.58%
Health Care Equipment & Supplies	0.13%
Health Care Providers & Services	0.56%
Hotels, Restaurants & Leisure	0.65%
Household Durables	0.48%
Household Products	0.34%
Independent Power Producers & Energy Traders	0.62%
Industrial Conglomerates	1.76%
Insurance	2.77%
Internet & Catalog Retail	0.10%
Internet Software & Services	2.30%
IT Services	0.59%
Machinery	0.70%
Marine	0.15%
Media	1.27%
Metals & Mining	4.43%
Multiline Retail	0.61%
Multi-Utilities	0.12%
Oil, Gas & Consumable Fuels	10.43%
Paper & Forest Products	0.16%
Personal Products	0.45%
Pharmaceuticals	0.66%
Real Estate Investment Trusts	0.14%
Real Estate Management & Development	1.70%
Road & Rail	0.18%
Semiconductors & Semiconductor Equipment	7.11%
Software	0.11%
Specialty Retail	0.69%

LVIP BlackRock Emerging Markets RPM Fund–2

LVIP BlackRock Emerging Markets RPM Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)

Sector	Percentage of Net Assets
Textiles, Apparel & Luxury Goods	0.23%
Tobacco	0.43%
Trading Companies & Distributors	0.22%
Transportation Infrastructure	0.70%
Water Utilities	0.21%
Wireless Telecommunication Services	4.98%
Total	92.53%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Samsung Electronics	3.24%
Taiwan Semiconductor Manufacturing	2.20%
China Construction Bank	1.56%
China Mobile	1.34%
Industrial & Commercial Bank of China	1.18%
Lukoil	1.07%
Tencent Holdings	0.93%
Gazprom	0.91%
MTN Group	0.86%
Bank of China	0.84%
Total	14.13%

LVIP BlackRock Emerging Markets RPM Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)
rCOMMON STOCK–80.79%
Brazil–5.77%
AES Tiete	3,900	$34,482
All America Latina Logistica	26,300	111,729
Arteris	7,000	62,393
Banco Bradesco	62,930	864,917
Banco do Brasil	59,200	586,031
†BB Seguridade Participacoes	30,200	238,190
BM&FBovespa	91,200	501,058
BR Malls Participacoes	22,700	202,942
BR Properties	9,200	78,127
Bradespar	1,800	13,148
BRF	28,600	617,883
CCR	43,700	347,798
Centrais Eletricas Brasileiras	10,800	22,457
CETIP	11,304	114,940
Cia de Bebidas das Americas	8,000	294,690
Cia de Saneamento Basico do Estado de Sao Paulo	17,700	182,751
Cia de Saneamento de Minas Gerais	4,000	64,853
Cia Energetica de Minas Gerais	4,382	38,960
Cia Hering	8,000	113,036
Cia Paranaense de Energia	1,000	9,545
Cia Siderurgica Nacional	35,700	96,469
Cielo	17,280	432,949
Cosan Class A	8,540	138,006
Cosan Industria e Comercio	6,000	115,671
CPFL Energia	16,200	148,243
Cyrela Brazil Realty	12,300	84,499
Duratex	11,600	66,278
EcoRodovias Infraestrutura e Logistica	10,600	74,150
Embraer	35,400	324,414
Energias do Brasil	12,400	62,236
†Fibria Celulose	11,100	123,112
Gerdau	7,300	37,293
Grupo BTG Pactual	11,900	145,104
Guararapes Confeccoes	200	7,529
Hypermarcas	18,500	120,376
Itau Unibanco Holding	21,110	275,854
Itausa - Investimentos Itau	41,447	241,457
†Itausa - Investimentos Itau NVDR	2,750	10,056
†=Itausa - Investimentos Itau NVDR	836	4,870
JBS	49,800	143,051
Localiza Rent a Car	7,630	107,876
Lojas Americanas	7,300	44,654
Lojas Renner	5,900	168,976
M Dias Branco	2,000	75,644
Marcopolo	3,600	20,166
†Marfrig Alimentos	14,100	46,505
Marisa Lojas	2,000	20,990
Metalurgica Gerdau	1,409	8,050
†MPX Energia	6,600	22,301
Multiplan Empreendimentos Imobiliarios	6,200	144,505

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
Brazil (continued)
Multiplus	1,600	$23,640
Natura Cosmeticos	8,700	190,258
Odontoprev	16,800	69,187
Oi	5,700	11,290
†=OSX Brasil NVDR	23	14
Petroleo Brasileiro	140,700	936,949
Porto Seguro	5,700	61,738
†Qualicorp	9,100	69,285
Raia Drogasil	9,300	90,104
Souza Cruz	19,400	239,512
Sul America	5,357	31,568
Telefonica Brasil	1,700	34,168
Tim Participacoes	43,600	159,824
Totvs	6,800	105,923
Tractebel Energia	7,700	119,701
Transmissora Alianca de Energia Eletrica	5,800	55,544
Ultrapar Participacoes	18,600	442,766
†Usinas Siderurgicas de Minas Gerais	4,900	16,952
Vale	95,800	1,251,432
WEG	11,000	138,960

		11,860,029

☐China–13.63%
AAC Technologies Holdings	37,000	208,947
Agile Property Holdings	62,000	66,508
Agricultural Bank of China	1,224,000	504,999
Air China	86,000	61,872
†Aluminum Corp of China	202,000	65,110
†Angang Steel	50,000	24,561
Anhui Conch Cement	59,000	159,746
Anhui Gujing Distillery Class B	2,300	5,362
Anta Sports Products	58,000	50,851
AviChina Industry & Technology	96,000	49,634
†Baidu ADR	13,677	1,292,887
Bank of China	4,204,000	1,729,071
Bank of Communications	396,000	255,285
Baoxin Auto Group	42,500	27,234
BBMG	42,000	25,830
Beijing Capital International Airport	56,000	36,534
Biostime International Holdings	7,500	42,064
†BOE Technology Group Class B	86,700	20,121
†Byd	30,500	101,063
China BlueChemical	82,000	50,113
China CITIC Bank	366,000	168,937
China Coal Energy	202,000	105,739
China Communications Construction	219,000	171,393
China Communications Services	124,000	78,339
China Construction Bank	4,518,000	3,197,996
†China COSCO Holdings	137,500	60,276
†China Eastern Airlines	94,000	29,087
China Gas Holdings	110,000	112,467

LVIP BlackRock Emerging Markets RPM Fund–4

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
☐China (continued)
China Hongqiao Group	35,500	$17,851
China International Marine Containers Group	29,300	50,546
China Life Insurance	371,000	880,139
China Longyuan Power Group	163,000	168,967
China Merchants Bank	193,000	322,494
China Merchants Property Development Class B	10,900	31,199
China Minsheng Banking	249,500	244,158
China Molybdenum	74,000	25,570
China National Building Material	144,000	129,035
China Oilfield Services	80,000	156,575
China Pacific Insurance Group	122,800	391,862
China Petroleum & Chemical	1,268,000	892,630
China Railway Construction	102,500	89,072
China Railway Group	232,000	107,085
China Shenhua Energy	176,000	449,301
†China Shipping Container Lines	186,000	48,682
†China Shipping Development	58,000	25,500
China Southern Airlines	78,000	31,477
China Telecom	702,000	334,887
China Vanke Class B	66,900	119,895
†China Zhongwang Holdings	63,200	19,230
Chongqing Changan Automobile Class B	33,700	39,974
Chongqing Rural Commercial Bank	97,000	41,146
CNOOC	810,000	1,374,359
Country Garden Holdings	202,000	105,739
CSG Holding Class B	38,400	29,755
CSR	106,000	62,320
†Ctrip.com International ADR	6,479	211,410
Datang International Power Generation	170,000	68,824
Dongfang Electric	13,400	18,002
Dongfeng Motor Group	140,000	187,002
ENN Energy Holdings	38,000	202,590
†Evergrande Real Estate Group	303,000	112,120
†FIH Mobile	116,000	63,414
Fosun International	63,000	46,218
Golden Eagle Retail Group	19,000	25,379
Great Wall Motor	52,500	226,420
Greentown China Holdings	34,500	56,402
Guangdong Electric Power Development Class B	44,700	23,860
Guangshen Railway	98,000	39,549
Guangzhou Automobile Group	98,000	92,617
†Guangzhou Pharmaceutical	12,000	43,630
Guangzhou R&F Properties	43,600	63,072
†Haitong Securities	68,000	82,413
Hengan International Group	37,000	403,105
Huadian Power International	64,000	26,158
Huaneng Power International	160,000	158,431

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
☐China (continued)
Huaneng Renewables	134,000	$48,548
Huaxin Cement Class B	11,100	15,074
Industrial & Commercial Bank of China	3,834,000	2,417,243
†Inner Mongolia Yitai Coal	6,800	31,562
Inner Mongolia Yitai Coal Class B	28,600	138,081
Intime Department Store Group	44,000	42,945
Jiangsu Expressway	60,000	61,887
Jiangxi Copper	69,000	116,897
Lenovo Group	350,000	317,236
Longfor Properties	61,500	91,504
†Maanshan Iron & Steel	118,000	26,472
†Metallurgical Corporation of China	160,000	28,468
Mindray Medical International ADR	4,329	162,121
NetEase ADR	3,487	220,274
New China Life Insurance	30,300	93,368
New Oriental Education & Technology Group ADR	6,520	144,418
People’s Insurance Group of China	252,000	115,017
PetroChina	1,054,000	1,121,125
PICC Property & Casualty	148,000	166,966
Ping An Insurance Group of China	90,500	609,086
†Qihoo 360 Technology ADR	3,433	158,502
Shandong Weigao Group Medical Polymer	88,000	96,214
Shanghai Electric Group	162,000	54,306
†Shanghai Fosun Pharmaceutical Group	16,000	26,075
Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	32,408
Shanghai Pharmaceuticals Holding	35,400	66,363
†Shanghai Zhenhua Heavy Industries Class B	29,000	10,382
Shenzhou International Group Holdings	24,000	69,004
Shui On Land	100,500	29,284
Sihuan Pharmaceutical Holdings Group	65,000	42,741
†Sina	3,272	182,349
Sino-Ocean Land Holdings	144,500	78,435
Sinopec Shanghai Petrochemical	100,000	33,522
Sinopec Yizheng Chemical Fibre	108,000	30,495
Sinopharm Group	49,200	123,570
SOHO China	82,000	65,232
†Sohu.com	1,650	101,673
Sun Art Retail Group	187,500	271,240
Tencent Holdings	48,500	1,902,218
Tingyi Cayman Islands Holding	94,000	244,815
Tsingtao Brewery	20,000	143,114
Uni-President China Holdings	50,000	50,799
Want Want China Holdings	289,000	406,893
Weichai Power	24,000	70,861
Weifu High-Technology Group Class B	2,600	9,051

LVIP BlackRock Emerging Markets RPM Fund–5

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
☐China (continued)
Wumart Stores	33,000	$60,843
Xinjiang Goldwind Science & Technology	41,600	28,427
Yantai Changyu Pioneer Wine Class B	12,600	57,834
Yanzhou Coal Mining	118,000	84,589
†Youku Tudou ADR	6,534	125,387
Zhaojin Mining Industry	58,500	37,637
Zhejiang Expressway	58,000	47,261
Zhongsheng Group Holdings	25,500	28,209
Zhuzhou CSR Times Electric	25,000	62,983
Zijin Mining Group	292,000	51,578
Zoomlion Heavy Industry Science & Technology	79,800	57,205
†ZTE	37,400	60,276

		28,012,157

Colombia–0.98%
Almacenes Exito	11,576	192,764
Banco de Bogota	5,510	197,842
Bancolombia	11,227	154,236
Celsia	23,082	58,255
Cementos Argos	23,628	98,118
Corp Financiera Colombiana	3,482	65,230
†Corp Financiera Colombiana	50	883
Ecopetrol	238,952	507,328
Empresa de Energia de Bogota	81,711	58,253
Grupo Argos	16,192	161,778
Grupo de Inversiones Suramericana	10,870	211,553
Grupo Nutresa	12,886	160,800
Interconexion Electrica	19,708	77,635
†Isagen	50,532	67,711

		2,012,386

Cyprus–0.03%
Globaltrans Investment GDR	4,648	63,864

		63,864

Czech Republic–0.20%
CEZ	8,485	203,358
Komercni Banka	705	130,869
Telefonica Czech Republic	5,483	75,444

		409,671

Egypt–0.16%
Commercial International Bank Egypt	22,568	92,499
†Orascom Construction Industries	4,315	148,359
†Orascom Telecom Holding	106,390	56,989
Telecom Egypt	21,259	34,920

		332,767

Greece–0.26%
†Alpha Bank	552,133	309,046
Hellenic Petroleum	3,767	34,471

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
Greece (continued)
†Hellenic Telecommunications Organization	12,814	$100,080
OPAP	10,829	90,638

		534,235

¢Hong Kong–4.33%
ASM Pacific Technology	11,800	130,003
Beijing Enterprises Holdings	23,000	165,619
Beijing Enterprises Water Group	148,000	53,048
Belle International Holdings	261,000	358,721
BOC Hong Kong Holdings	187,000	575,029
†Brilliance China Automotive Holdings	134,000	150,308
China Agri-Industries Holdings	95,100	41,689
China Everbright	44,000	57,978
China Everbright International	109,000	84,321
China Mengniu Dairy	64,000	228,983
China Merchants Holdings International	56,000	174,367
China Mobile	263,500	2,751,852
China Overseas Grand Oceans Group	49,000	62,545
China Overseas Land & Investment	194,000	509,009
China Resources Cement Holdings	82,000	41,232
China Resources Enterprise	58,000	182,464
China Resources Gas Group	42,000	108,303
China Resources Land	92,000	251,468
China Resources Power Holdings	90,000	214,439
China State Construction International Holdings	82,000	127,714
†China Taiping Insurance Holdings	45,400	70,242
China Unicom Hong Kong	236,000	313,407
Chow Tai Fook Jewellery Group	59,600	62,243
CITIC Pacific	86,000	92,253
COSCO Pacific	84,000	109,169
Far East Horizon	106,000	66,967
Franshion Properties China	146,000	48,754
†GCL-Poly Energy Holdings	396,000	85,265
Geely Automobile Holdings	210,000	90,974
Guangdong Investment	144,000	124,765
Haier Electronics Group	58,000	92,428
†Hopson Development Holdings	30,000	41,078
Kingboard Chemical Holdings	34,500	71,081
Kunlun Energy	166,000	294,500
KWG Property Holding	52,000	27,220
Lee & Man Paper Manufacturing	67,000	39,909
Lifestyle International Holdings	27,000	56,534
†Melco Crown Entertainment ADR	9,151	204,616
New World China Land	106,000	40,864
Nine Dragons Paper Holdings	71,000	46,137
Poly Property Group	88,000	47,540
Shanghai Industrial Holdings	22,000	68,218
Shangri-La Asia	80,000	138,215
Shimao Property Holdings	63,000	125,089

LVIP BlackRock Emerging Markets RPM Fund–6

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
¢Hong Kong (continued)
Shougang Fushan Resources Group	188,000	$72,960
Sino Biopharmaceutical	140,000	90,794
Yue Yuen Industrial Holdings	44,000	114,027

		8,904,341

Hungary–0.24%
MOL Hungarian Oil & Gas	2,401	179,602
OTP Bank	10,569	221,786
Richter Gedeon	643	96,339

		497,727

India–1.70%
Axis Bank GDR	9,655	215,310
Dr. Reddy’s Laboratories ADR	7,438	281,305
HDFC Bank ADR	9,503	344,389
ICICI Bank ADR	5,552	212,364
Infosys ADR	9,659	397,854
Larsen & Toubro GDR	7,051	165,769
Mahindra & Mahindra GDR	10,567	173,088
†Ranbaxy Laboratories GDR	25,188	135,637
#Reliance Industries GDR 144A	14,674	422,465
State Bank of India GDR	5,996	401,132
Sterlite Industries India ADR	53,017	309,619
Tata Motors ADR	5,876	137,733
Wipro ADR	41,067	298,969

		3,495,634

Indonesia–2.83%
Adaro Energy	575,000	49,824
Astra Agro Lestari	17,000	33,743
Astra International	1,007,000	710,227
Bank Central Asia	627,500	632,242
Bank Danamon Indonesia	171,000	100,791
Bank Mandiri Persero	459,000	416,222
Bank Negara Indonesia Persero	368,500	159,652
†Bank Pan Indonesia	95,500	6,832
Bank Rakyat Indonesia Persero	518,500	404,874
†Bank Tabungan Pensiunan Nasional	136,500	57,076
Bumi Serpong Damai	430,500	78,076
Charoen Pokphand Indonesia	373,000	193,547
Global Mediacom	264,500	57,297
Gudang Garam	24,500	124,907
Indo Tambangraya Megah	23,000	65,234
Indocement Tunggal Prakarsa	68,500	168,748
Indofood CBP Sukses Makmur	63,000	77,441
Indofood Sukses Makmur	223,500	165,514
Indosat.	52,000	27,506
Jasa Marga Persero	105,500	64,310
Kalbe Farma	1,247,500	180,997
Lippo Karawaci	946,500	144,955
Mayora Indah	26,000	78,982
Media Nusantara Citra	236,500	74,465
Perusahaan Gas Negara Persero	532,500	308,501

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
Indonesia (continued)
Semen Indonesia Persero	145,000	$249,824
Sinar Mas Multiartha	213,105	106,284
Surya Citra Media	195,500	53,676
Tambang Batubara Bukit Asam Persero.	47,000	62,982
Telekomunikasi Indonesia Persero	442,500	501,574
†Tower Bersama Infrastructure	95,000	49,773
Unilever Indonesia	63,000	195,189
United Tractors	77,500	142,116
Vale Indonesia	48,000	9,793
XL Axiata	128,500	62,470

		5,815,644

Luxembourg–0.01%
O’Key Group GDR	2,545	28,759

		28,759

Malaysia–4.20%
AirAsia	113,200	114,293
AMMB Holdings	82,900	192,589
Astro Malaysia Holdings	70,900	67,994
Axiata Group	261,700	549,160
Batu Kawan	8,300	49,125
British American Tobacco Malaysia	7,300	137,705
Bumi Armada	74,800	91,858
CIMB Group Holdings	244,700	641,277
DiGi.Com	188,200	283,536
Felda Global Ventures Holdings	111,400	159,369
Gamuda	92,100	138,172
Genting	107,000	353,562
Genting Malaysia	139,200	171,384
Hong Leong Bank	29,100	128,023
Hong Leong Financial Group	12,600	57,666
†IHH Healthcare	139,100	173,903
IJM	22,200	39,699
IOI	169,100	291,155
KLCC Property Holdings	24,100	51,869
Kuala Lumpur Kepong	26,300	180,799
Lafarge Malaysia	19,500	62,830
Malayan Banking	234,200	770,907
Maxis	140,900	306,372
†MISC	76,100	122,839
MMC	45,300	38,712
Nestle Malaysia	3,700	78,462
Petronas Chemicals Group	138,600	290,404
Petronas Dagangan	16,200	129,723
Petronas Gas	42,400	280,475
PPB Group	30,600	137,141
Public Bank	127,200	681,997
RHB Capital	46,900	128,105
†Sapurakencana Petroleum	184,700	239,096
Sime Darby	142,100	430,865

LVIP BlackRock Emerging Markets RPM Fund–7

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

Number of Shares		Value (U.S. $)
rCOMMON STOCK (continued)
Malaysia (continued)
SP Setia	50,500	$53,545
Telekom Malaysia	108,800	185,953
Tenaga Nasional	150,100	393,837
UEM Sunrise	77,900	76,926
UMW Holdings	23,500	108,593
YTL	272,000	142,909
YTL Power International	195,700	99,104

		8,631,933

Mexico–4.56%
Alfa Class A	142,100	341,678
Alpek	17,877	38,184
America Movil	1,093,000	1,189,226
Arca Continental	13,200	101,166
†Cemex CPO	575,732	610,425
Coca-Cola Femsa	23,400	329,284
Compartamos	84,300	145,519
Controladora Comercial Mexicana	20,600	78,289
El Puerto de Liverpool	9,300	110,022
Fibra Uno Administracion	58,400	195,086
Fomento Economico Mexicano	90,000	932,009
Fresnillo	8,825	118,382
Grupo Aeroportuario del Pacifico Class B	15,500	78,498
Grupo Aeroportuario del Sureste Class B	10,100	112,409
Grupo Bimbo Class A	125,700	381,200
Grupo Carso Class A1	24,800	118,306
Grupo Comercial Chedraui	14,200	52,706
Grupo Elektra	3,360	111,489
Grupo Financiero Banorte	95,500	570,387
Grupo Financiero Inbursa	79,700	175,278
†Grupo Financiero Santander Mexico Class B ADR	16,851	239,453
Grupo Mexico Class B	186,100	538,521
Grupo Modelo Class C	12,900	117,432
Grupo Sanborns	18,600	43,044
Grupo Televisa CPO	144,300	718,321
†IDEAL Class B1	53,100	126,982
†Industrias CH Class B	9,100	60,074
Industrias Penoles	6,245	186,018
†Infraestructura Energetica Nova	11,900	42,856
†Inmuebles Carso	20,900	18,547
Kimberly-Clark de Mexico Class A	82,100	269,251
Mexichem	45,500	188,648
†Minera Frisco	22,500	67,400
†OHL Mexico	24,000	57,041
Organizacion Soriana Class B	10,200	38,292
†Promotora y Operadora de Infraestructura	10,600	97,329
Wal-Mart de Mexico Series V	273,700	767,089

		9,365,841

Number of Shares		Value (U.S. $)
rCOMMON STOCK (continued)
Morocco–0.21%
Attijariwafa Bank	3,951	$151,684
Banque Centrale Populaire	4,895	109,466
Banque Marocaine du Commerce Exterieur	2,385	55,848
Douja Promotion Groupe Addoha	6,614	37,093
Maroc Telecom	7,081	82,077

		436,168

Peru–0.38%
Alicorp Class C	37,471	125,936
BBVA Banco Continental	8,590	19,545
Cia de Minas Buenaventura ADR	9,085	134,095
Credicorp	2,686	343,701
†InRetail Peru	1,335	24,697
Intercorp Financial Services	1,402	46,266
†Sociedad Minera Cerro Verde	1,206	27,738
Volcan Cia Minera Class B	107,881	50,412

		772,390

Philippines–1.28%
Aboitiz Equity Ventures	100,340	116,869
Aboitiz Power	106,100	85,668
Alliance Global Group	204,000	110,756
Ayala	10,340	139,146
Ayala Land	283,900	200,245
BDO Unibank	70,330	138,702
†Bloomberry Resorts	141,400	29,527
DMCI Holdings	29,000	34,719
Energy Development	491,400	66,014
Globe Telecom	1,715	64,064
GT Capital Holdings	3,320	61,239
International Container Terminal Services	42,090	84,961
JG Summit Holdings	123,046	114,196
Jollibee Foods	21,770	74,756
LT Group	155,100	81,329
Manila Electric	9,920	75,908
Metro Pacific Investments	556,000	68,113
Metropolitan Bank & Trust	40,740	104,922
Petron	138,800	41,865
Philippine Long Distance Telephone	4,550	310,371
San Miguel	21,640	46,443
SM Investments	12,650	314,049
SM Prime Holdings	345,500	130,665
Universal Robina	44,610	129,379

		2,623,906

Poland–1.18%
Bank Handlowy w Warszawie	1,449	40,546
Bank Pekao	6,473	292,142
Bank Zachodni WBK	1,358	114,408
BRE Bank	569	65,571
Enea	8,060	32,109

LVIP BlackRock Emerging Markets RPM Fund–8

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

Number of Shares		Value (U.S. $)
rCOMMON STOCK (continued)
Poland (continued)
†ING Bank Slaski	1,757	$50,042
Jastrzebska Spolka Weglowa	1,356	26,165
KGHM Polska Miedz	6,643	241,851
LPP	37	72,919
PGE	37,155	172,161
†Polski Koncern Naftowy Orlen	15,954	223,693
†Polskie Gornictwo Naftowe i Gazownictwo	86,362	150,712
Powszechna Kasa Oszczednosci Bank Polski	42,718	457,571
Powszechny Zaklad Ubezpieczen	2,850	351,325
Tauron Polska Energia	57,888	75,070
Telekomunikacja Polska	29,600	68,132

		2,434,417

Republic of Korea–11.81%
Amorepacific	169	135,360
AMOREPACIFIC Group	195	59,401
BS Financial Group	9,050	114,472
Celltrion	2,638	96,524
Cheil Industries	951	74,588
CJ	843	83,754
CJ CheilJedang	472	107,216
Coway	2,463	120,304
Daelim Industrial	1,355	102,953
†Daewoo Engineering & Construction	6,610	41,023
Daewoo International	2,530	78,287
Daewoo Securities	9,920	87,269
Daewoo Shipbuilding & Marine Engineering	5,180	114,491
Dongbu Insurance	2,240	94,706
Doosan	539	60,628
Doosan Heavy Industries & Construction	2,548	94,792
†Doosan Infracore	4,190	39,245
E-Mart	970	170,667
GS Holdings	2,587	116,397
Halla Visteon Climate Control	1,630	51,722
Hana Financial Group	14,275	415,480
Hankook Tire	4,016	185,613
Hanwha	2,280	58,677
Hanwha Chemical	4,980	72,799
Hanwha Life Insurance	13,140	75,684
Hyosung	1,131	58,411
Hyundai Department Store	703	92,306
Hyundai Development	2,440	53,396
Hyundai Engineering & Construction	3,783	185,110
Hyundai Glovis	765	129,576
Hyundai Heavy Industries	2,061	331,052
Hyundai Hysco	1,250	37,476
Hyundai Mipo Dockyard	580	63,971
Hyundai Mobis	3,666	876,066

Number of Shares		Value (U.S. $)
rCOMMON STOCK (continued)
Republic of Korea (continued)
Hyundai Motor	7,832	$1,545,970
Hyundai Steel	3,029	170,222
Hyundai Wia	699	104,018
Industrial Bank of Korea	9,240	88,566
Kangwon Land	6,140	169,839
KB Financial Group	10,450	312,841
KCC	208	59,720
KEPCO Engineering & Construction	430	26,235
Kia Motors	13,435	730,316
Korea Aerospace Industries	3,570	95,313
†Korea Electric Power	12,190	282,769
Korea Gas	1,300	60,084
Korea Investment Holdings	2,190	79,652
Korea Zinc	428	103,778
†Korean Air Lines	1,890	50,873
KT&G	5,722	371,650
Kumho Petro Chemical	810	58,637
LG	4,786	266,029
LG Chem	2,174	481,462
†LG Display	11,080	266,234
LG Electronics	5,365	342,827
LG Household & Health Care	497	242,757
†LG Uplus	12,220	127,827
Lotte Chemical	737	92,254
Lotte Shopping	509	158,171
LS	1,044	63,514
NCSoft	789	111,886
NHN	2,190	556,893
OCI	910	106,740
Orion	183	152,660
POSCO	3,372	881,077
Samsung C&T	5,875	277,191
Samsung Card	1,640	55,844
Samsung Electro-Mechanics	2,930	223,392
Samsung Electronics	5,662	6,651,264
Samsung Engineering	1,497	97,101
Samsung Fire & Marine Insurance	1,797	366,510
Samsung Heavy Industries	8,320	260,728
Samsung Life Insurance	4,373	413,414
Samsung SDI	1,773	211,847
Samsung Securities	2,509	101,247
Samsung Techwin	1,716	97,937
Shinhan Financial Group	20,650	679,657
Shinsegae	365	67,415
SK C&C	908	79,323
SK Holdings	1,367	202,824
†SK Hynix	26,860	733,571
SK Innovation	3,037	360,218
SK Telecom	1,998	367,279
S-Oil	2,355	150,898
Woori Finance Holdings	18,810	173,709

LVIP BlackRock Emerging Markets RPM Fund–9

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
Republic of Korea (continued)
Woori Investment & Securities	5,800	$57,117

		24,268,716

Russia–6.29%
Aeroflot - Russian Airlines	11,928	20,584
†Alrosa	31,500	32,596
Bashneft	2,111	117,831
E.ON Russia	530,000	38,289
†Federal Grid Unified Energy System	12,310,000	38,207
Gazprom	561,428	1,864,193
†Inter Rao Ues	94,700,000	37,506
Lukoil	38,082	2,191,016
Magnit	2,565	590,176
Magnitogorsk Iron & Steel Works	74,200	17,050
Mail.ru Group GDR	6,381	182,879
MegaFon	3,579	110,419
MMC Norilsk Nickel	4,662	674,817
Mobile Telesystems	48,230	383,776
Moscow Exchange	47,960	77,668
Moscow United Electric Grid	407,900	15,039
†NOMOS-BANK GDR	2,922	40,908
NovaTek	113,067	1,214,738
Novolipetsk Steel	41,100	54,150
†Pharmstandard	633	41,933
Phosagro	900	32,870
Polymetal International	8,676	59,828
Rosneft	70,230	486,910
Rostelecom	59,930	160,819
RusHydro Management	4,315,000	66,307
†Russian Grids	732,000	24,283
Sberbank of Russia	514,060	1,465,659
Severstal	7,570	48,336
Sistema JSFC	127,700	109,441
Surgutneftegas	1,803,500	1,422,897
Tatneft	65,460	391,381
TMK	13,497	32,452
†United RUSAL	67,000	25,915
Uralkali	95,890	641,319
VTB Bank	152,870,000	218,718

		12,930,910

South Africa–6.31%
ABSA Group	16,061	241,281
African Rainbow Minerals	6,360	96,355
†Anglo American Platinum	2,974	88,754
AngloGold Ashanti	19,947	282,466
†Aspen Pharmacare Holdings	14,318	328,901
Assore	1,381	44,706
Barloworld	10,792	88,978
Bidvest Group	15,443	382,677
Capitec Bank Holdings	2,959	57,773
Discovery	17,242	146,622

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
South Africa (continued)
Exxaro Resources	6,948	$102,326
FirstRand	174,659	511,167
Foschini Group	9,587	95,773
Gold Fields	37,746	193,866
Harmony Gold Mining	20,018	72,397
Impala Platinum Holdings	27,974	263,185
Imperial Holdings	9,897	210,115
Kumba Iron Ore	4,924	229,438
Liberty Holdings	7,299	88,563
Life Healthcare Group Holdings	52,277	198,319
Massmart Holdings	4,664	84,598
Mediclinic International	24,944	173,258
MMI Holdings	60,773	136,301
Mr Price Group	10,533	143,530
MTN Group	95,300	1,773,920
Naspers Class N	20,920	1,544,927
Nedbank Group	11,541	204,936
Netcare	77,348	180,283
Pick n Pay Stores	11,189	44,847
PPC	32,880	99,089
Remgro	25,330	486,741
RMB Holdings	32,908	131,166
RMI Holdings	41,943	106,926
Sanlam	94,836	441,321
Santam	2,090	40,394
Sasol	32,294	1,409,828
Shoprite Holdings	21,700	407,218
Standard Bank Group	64,624	728,810
†Steinhoff International Holdings	90,759	225,130
Tiger Brands	8,757	262,134
Truworths International	20,762	182,626
Tsogo Sun Holdings	15,423	41,159
Vodacom Group	15,473	164,388
Woolworths Holdings	34,456	224,513

		12,961,705

Spain–0.02%
†Cemex Latam Holdings	6,300	41,963

		41,963

Taiwan–9.72%
†Acer	134,000	96,129
Advanced Semiconductor Engineering	282,000	236,647
Asia Cement	113,000	139,129
Asustek Computer	39,000	335,736
†AU Optronics	415,000	150,934
Catcher Technology	38,000	197,798
Cathay Financial Holding	361,000	492,656
Chang Hwa Commercial Bank	188,000	103,817
Cheng Shin Rubber Industry	65,000	205,172
†China Airlines	149,000	56,180
†China Development Financial Holding	697,000	195,821

LVIP BlackRock Emerging Markets RPM Fund–10

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
China Steel	624,000	$511,151
Chunghwa Telecom	199,000	677,277
Compal Electronics	191,000	107,386
CTBC Financial Holding	679,213	420,400
Delta Electronics	108,000	491,892
E.Sun Financial Holding	253,000	154,484
Epistar	48,000	84,565
†Eva Airways	91,000	52,074
†Evergreen Marine Taiwan	88,000	48,155
Far Eastern New Century	177,000	191,351
Far EasTone Telecommunications	84,000	225,626
First Financial Holding	296,000	175,309
Formosa Chemicals & Fibre	269,000	659,710
Formosa Petrochemical	92,000	234,835
Formosa Plastics	264,000	638,639
Foxconn Technology	45,000	109,309
Fubon Financial Holding	418,000	569,746
Hon Hai Precision Industry	479,000	1,182,716
Hotai Motor	24,000	258,659
HTC	44,000	350,884
Hua Nan Financial Holdings	304,000	170,410
†Innolux	366,000	182,573
Largan Precision	4,000	128,128
Lite-On Technology	109,000	191,305
MediaTek	59,000	686,069
Mega Financial Holding	450,000	341,592
MStar Semiconductor	11,000	79,279
Nan Ya Plastics	280,000	590,457
Novatek Microelectronics	26,000	126,226
†Pegatron	79,000	130,480
Pou Chen	128,000	121,508
President Chain Store	27,000	177,027
Quanta Computer	124,000	268,936
†Shin Kong Financial Holding	434,000	146,260
Siliconware Precision Industries	146,000	183,657
SinoPac Financial Holdings	365,000	173,549
Synnex Technology International	63,000	82,297
Taishin Financial Holding	369,000	162,523
Taiwan Cement	179,000	220,390
Taiwan Cooperative Financial Holding	280,000	155,088
Taiwan Fertilizer	31,000	74,888
Taiwan Glass Industry	84,000	75,956
Taiwan Mobile	87,000	343,994
Taiwan Semiconductor Manufacturing	1,222,000	4,525,926
TPK Holding	12,000	192,192
Uni-President Enterprises	205,000	399,466
United Microelectronics	610,000	295,128
Wistron	103,000	103,962
Yuanta Financial Holding	465,000	242,042
Yulon Motor	26,000	41,642

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Yulon Nissan Motor	1,000	$8,825

		19,975,962

Thailand–2.58%
Advanced Info Service	12,600	114,656
Advanced Info Service - Foreign	500	4,550
Advanced Info Service NVDR	42,400	385,828
Airports of Thailand	22,100	120,163
Airports of Thailand - Foreign	200	1,087
Bangkok Bank	11,000	72,410
Bangkok Bank NVDR	10,400	68,461
Bangkok Dusit Medical Services	16,700	84,874
Bangkok Dusit Medical Services - Foreign	300	1,525
Bank of Ayudhya	143,900	164,842
Bank of Ayudhya - Foreign	2,900	3,322
Banpu	6,000	46,660
Banpu - Foreign	200	1,555
BEC World	49,500	93,841
BEC World - Foreign	1,300	2,465
Berli Jucker	24,400	39,368
Big C Supercenter	12,400	74,624
Big C Supercenter - Foreign	4,300	25,878
BTS Group Holdings	81,000	19,995
BTS Group Holdings NVDR	123,400	30,462
Central Pattana	70,900	102,953
Central Pattana - Foreign	800	1,162
Charoen Pokphand Foods	160,600	133,445
Charoen Pokphand Foods - Foreign	6,600	5,484
CP ALL	74,400	93,630
CP ALL - Foreign	700	881
CP ALL NVDR	148,600	187,009
Glow Energy	24,600	56,955
Glow Energy - Foreign	6,800	15,744
Home Product Center	52,600	19,519
Home Product Center NVDR	70,800	26,273
Indorama Ventures	66,000	38,122
Indorama Ventures - Foreign	14,500	8,375
IRPC	521,500	55,532
IRPC - Foreign	65,400	6,964
Kasikornbank	24,700	152,233
Kasikornbank NVDR	38,600	237,903
Krung Thai Bank	176,100	115,354
Krung Thai Bank - Foreign	2,400	1,572
Land & House	78,200	28,514
Land & House NVDR	45,900	16,737
Minor International	35,900	28,729
Minor International NVDR	44,900	35,932
PTT	10,700	115,666
PTT Exploration & Production	20,700	105,871
PTT Exploration & Production - Foreign	1,529	7,820

LVIP BlackRock Emerging Markets RPM Fund–11

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Exploration & Production NVDR	62,800	$321,194
PTT Global Chemical	29,300	65,237
PTT Global Chemical NVDR	54,600	121,568
PTT NVDR	35,500	383,753
Robinson Department Store	10,100	19,881
Robinson Department Store NVDR	10,200	20,077
Shin	36,000	101,065
Shin - Foreign	2,100	5,895
Siam Cement	7,600	109,377
Siam Cement NVDR	7,300	105,060
Siam City Cement	1,700	21,010
Siam City Cement NVDR	1,700	21,010
Siam Commercial Bank	15,400	85,473
Siam Commercial Bank - Foreign	800	4,440
Siam Commercial Bank NVDR	63,100	350,216
Siam Makro	5,400	135,915
Siam Makro - Foreign	100	2,517
Thai Oil	44,200	89,855
Thai Oil - Foreign	7,000	14,230
Thai Union Frozen Products	27,600	51,878
Thai Union Frozen Products - Foreign	3,100	5,827
TMB Bank	906,700	65,538
TMB Bank - Foreign	11,000	795
Total Access Communication	12,000	44,530
Total Access Communication - Foreign	300	1,142
Total Access Communication NVDR	31,600	117,264
†True Corp	96,900	20,950
†True Corp NVDR	304,200	65,768

		5,306,410

Turkey–1.72%
Akbank	82,851	337,624
Anadolu Efes Biracilik Ve Malt Sanayii	11,683	169,600
Arcelik	11,710	77,407
BIM Birlesik Magazalar	10,585	229,393
Coca-Cola Icecek	3,819	109,889
Emlak Konut Gayrimenkul Yatirim Ortakligi	28,902	40,758
Enka Insaat ve Sanayi	29,591	74,406
Eregli Demir ve Celik Fabrikalari	54,029	55,743
†Finansbank	3,231	5,092
Ford Otomotiv Sanayi	2,676	36,905
Haci Omer Sabanci Holding	43,554	229,196
KOC Holding	39,300	188,676
Koza Altin Isletmeleri	1,732	21,012
Tofas Turk Otomobil Fabrikasi	4,842	30,250
Tupras Turkiye Petrol Rafinerileri	6,626	161,803
Turk Hava Yollari	40,209	156,348
Turk Telekomunikasyon	24,336	94,629
†Turkcell Iletisim Hizmetleri	41,099	238,650
Turkiye Garanti Bankasi	108,745	474,716
Turkiye Halk Bankasi	31,132	263,899

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Turkiye Is Bankasi Class C	74,910	$221,374
Turkiye Sise ve Cam Fabrikalari	26,010	36,410
Turkiye Vakiflar Bankasi Tao Class D	72,657	181,191
Yapi ve Kredi Bankasi	43,500	99,007

		3,533,978

United Arab Emirates–0.39%
Abu Dhabi Commercial Bank	95,301	129,732
Dragon Oil	14,311	124,608
†Dubai Financial Market	59,564	28,055
Dubai Islamic Bank	10,000	8,467
Emaar Properties	140,229	198,527
First Gulf Bank	29,021	126,024
National Bank of Abu Dhabi	44,263	136,175
Union National Bank	36,399	45,982

		797,570

Total Common Stock (Cost $173,058,056)		166,049,083

EXCHANGE-TRADED FUNDS–6.14%
iShares India 50	398,564	8,891,963
iShares MSCI Chile Capped	69,358	3,730,767

Total Exchange-Traded Funds (Cost $13,544,571)		12,622,730

ΔPREFERRED STOCK–5.60%
Brazil–4.51%
AES Tiete 11.26%	3,900	36,509
Alpargatas 2.04%	5,330	34,013
Banco Bradesco 3.68%	92,530	1,194,203
Banco do Estado do Rio Grande do Sul 5.54%	8,800	58,798
Bradespar 6.07%	12,200	109,671
†Braskem	9,300	68,515
Centrais Eletricas Brasileiras 17.13%	11,700	45,720
Cia Brasileira de Distribuicao Grupo Pao de Acucar 1.53%	5,000	224,087
Cia de Bebidas das Americas 2.80%	38,000	1,417,997
Cia de Gas de Sao Paulo Class A 3.52%	1,100	23,770
Cia de Transmissao de Energia Eletrica Paulista 1.95%	1,900	28,430
Cia Energetica de Minas Gerais 21.61%	26,616	236,282
Cia Energetica de Sao Paulo Class B 6.47%	10,100	87,444
Cia Paranaense de Energia Class B 3.65%	5,500	67,977
Gerdau 1.53%	43,800	248,295
Itau Unibanco Holding 3.78%	118,370	1,528,758
Itausa - Investimentos Itau 4.44%	139,530	516,477
Klabin 2.86%	22,100	108,544
Lojas Americanas 0.68%	23,700	165,257

LVIP BlackRock Emerging Markets RPM Fund–12

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK (continued)
Brazil (continued)
Marcopolo 2.55%	13,800	$78,725
Metalurgica Gerdau 1.59%	14,600	103,898
Oi 34.26%	39,500	70,450
Petroleo Brasileiro 4.99%	204,500	1,487,356
Suzano Papel e Celulose 1.17%	13,100	48,431
Telefonica Brasil 8.19%	13,200	298,309
†Usinas Siderurgicas de Minas Gerais	21,100	70,538
Vale 7.42%	74,900	907,930

		9,266,384

Colombia–0.24%
Banco Davivienda 2.30%	5,465	65,864
Bancolombia 2.85%	17,552	246,609
Grupo Argos 1.08%	6,321	63,483
Grupo Aval Acciones y Valores 3.58%	65,853	47,119
Grupo de Inversiones Suramericana 2.59%	3,981	78,597

		501,672

Republic of Korea–0.57%
Amorepacific 1.92%	38	11,775
Hyundai Motor
2.05%	1,936	169,468
2.11%	1,312	111,401
LG Chem 3.29%	186	18,724
LG Electronics 0.98%	810	19,250
LG Household & Health Care 1.75%	184	34,709
Samsung Electronics 0.89%	1,016	786,191
Samsung Fire & Marine Insurance 3.29%	250	23,634

		1,175,152

Number of Shares		Value (U.S. $)
ΔPREFERRED STOCK (continued)
Russia–0.28%
AK Transneft 0.83%	80	$174,772
Bashneft 2.20%	1,717	46,613
Rostelecom 5.26%	8,225	17,773
Sberbank of Russia 4.20%	43,300	92,196
Surgutneftegas 6.85%	336,100	211,222
Tatneft 8.71%	7,000	20,450
†TNK-BP Holding	5,300	5,904

		568,930

Total Preferred Stock (Cost $13,414,113)		11,512,138

ΔRIGHT–0.00%
Taiwan–0.00%
†Shin Kong	33,284	111

Total Right (Cost $0)		111

MONEY MARKET FUND–11.12%
Dreyfus Treasury & Agency Cash Management Fund	22,858,037	22,858,037

Total Money Market Fund (Cost $22,858,037)		22,858,037

TOTAL VALUE OF SECURITIES–103.65% (Cost $222,874,777)	213,042,099
êLIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.65%)	(7,498,641)

NET ASSETS APPLICABLE TO 21,730,258 SHARES OUTSTANDING–100.00%	$205,543,458

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $422,465, which represented 0.21% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

¢	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

ê	Includes $3,992,200 cash pledged as collateral for futures contracts .

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $4,884, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets RPM Fund–13

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	BRL	1,730,000	USD	(783,124)	7/3/13	$ (8,769)
MNB	CZK	(1,000,000)	USD	50,042	7/3/13	6
MNB	EUR	400,000	USD	(519,942)	7/3/13	749
MNB	HKD	25,000,000	USD	(3,223,158)	7/2/13	185
MNB	KRW	2,320,358,440	USD	(2,052,325)	7/2/13	(21,637)
MNB	MAD	(192,846)	USD	22,443	7/3/13	(123)
MNB	MXN	14,000,000	USD	(1,074,693)	7/3/13	5,132
MNB	PHP	26,500,000	USD	(613,639)	7/3/13	1,166
MNB	PLN	1,950,000	USD	(585,313)	7/3/13	1,218
MNB	THB	(78,378,366)	USD	2,535,286	7/5/13	7,173
MNB	TRY	800,000	USD	(414,574)	7/2/13	(71)
MNB	TWD	30,000,000	USD	(1,001,502)	7/1/13	(479)
MNB	ZAR	6,500,000	USD	(654,495)	7/5/13	2,371

						$ (13,079)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(897) E-mini MSCI Emerging Markets	$(38,483,041)	$(41,876,445)	9/21/13	$(3,393,404)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BRL–Brazilian Real

CPO–Ordinary Participation Certificate

CZK–Czech Koruna

EUR–European Monetary Unit

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

KRW–South Korean Won

MAD–Moroccan Dirham

MNB–Mellon National Bank

MXN–Mexican Peso

PHP–Philippine Peso

PLN–Polish Zloty

NVDR–Nonvoting Depositary Receipt

THB–Thailand Baht

TRY–Turkish Lira

TWD–Taiwan Dollar

USD–United States Dollar

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund–14

LVIP BlackRock Emerging Markets RPM Fund

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:
Investments, at value	$190,184,062
Short-term investments, at value	22,858,037
Receivables for securities sold	9,450,307
Cash collateral	3,992,200
Foreign currencies, at value	1,403,461
Dividends and interest receivable	1,079,291
Cash	874,958
Receivables for fund shares sold	481,466
Unrealized gain on foreign currency exchange contracts	18,000
Expense reimbursement receivable from LIAC	36,898

TOTAL ASSETS	230,378,680

LIABILITIES:
Payable for securities purchased	24,324,379
Variation margin payable on futures contracts	270,888
Other accrued expenses	101,975
Due to manager and affiliates	90,660
Unrealized loss on foreign currency exchange contracts	31,079
Payables for fund shares redeemed	16,241

TOTAL LIABILITIES	24,835,222

TOTAL NET ASSETS	$205,543,458

Investments, at cost	$200,016,740
Short-term investments, at cost	22,858,037
Foreign currencies, at cost	1,414,940

Standard Class:
Net Assets	$162,939,605
Shares Outstanding	17,221,784
Net Asset Value	$ 9.461

Service Class:
Net Assets	$ 42,603,853
Shares Outstanding	4,508,474
Net Asset Value	$ 9.450

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$223,774,796
Undistributed net investment income	1,533,249
Accumulated net realized loss on investments	(6,491,945)
Net unrealized depreciation of investments and derivatives	(13,272,642)

Total net assets	$205,543,458

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund– 15

LVIP BlackRock Emerging Markets RPM Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$2,499,979
Foreign tax withheld	(258,060)

2,241,919

EXPENSES:
Management fees	437,750
Custodian fees	141,141
Accounting and administration expenses	49,694
Pricing fees	38,127
Professional fees	31,880
Distribution fees-Service Class	28,941
Reports and statements to shareholders	23,227
Index fees	14,827
Trustees’ fees	1,483
Other	1,642

768,712
Less management fees waived	(39,796)
Less expenses reimbursed	(63,305)

Total operating expenses	665,611

NET INVESTMENT INCOME	1,576,308

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments	(1,383,017)
Foreign currencies	(39,808)
Foreign currency exchange contracts	(97,547)
Futures contracts	(4,604,857)

Net realized loss	(6,125,229)

Net change in unrealized appreciation (depreciation) of:
Investments	(18,095,170)
Foreign currencies	(38,191)
Foreign currency exchange contracts	(13,079)
Futures contracts	(3,760,120)

Net change in unrealized appreciation (depreciation)	(21,906,560)

NET REALIZED AND UNREALIZED LOSS	(28,031,789)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,455,481)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	8/29/12* to 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,576,308	$120,013
Net realized gain (loss)	(6,125,229)	846,937
Net change in unrealized appreciation (depreciation)	(21,906,560)	8,633,918

Net change in increase (decrease)in net assets resulting from operations	(26,455,481)	9,600,868

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,329,353)
Service Class	—	(47,783)

	—	(1,377,136)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	73,827,090	105,493,656
Service Class	42,076,773	7,404,112
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,329,353
Service Class	—	47,783

	115,903,863	114,274,904

Cost of shares redeemed:
Standard Class	(101,123)	(3,893,026)
Service Class	(2,138,688)	(270,723)

	(2,239,811)	(4,163,749)

Increase in net assets derived from capital share transactions	113,664,052	110,111,155

NET INCREASE IN NET ASSETS	87,208,571	118,334,887
NET ASSETS:

Beginning of period	118,334,887	—

End of period	$205,543,458	$118,334,887

Undistributed (distributions in excess of) net investment income	$1,533,249	$(43,059)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund–16

LVIP BlackRock Emerging Markets RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Emerging Markets RPM Fund Standard Class

	Six Months Ended 6/30/13[1] (Unaudited)	8/29/12[2] to 12/31/12

Net asset value, beginning of period	$ 10.895	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.104	0.014
Net realized and unrealized gain (loss)	(1.538)	1.020
Total from investment operations.	(1.434)	1.034

Less dividends and distributions from:
Net investment income	—	(0.139)
Total dividends and distributions	—	(0.139)

Net asset value, end of period	$ 9.461	$ 10.895

Total return[4]	(13.16%)	10.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 162,939	$110,885
Ratio of expenses to average net assets	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	1.22%
Ratio of net investment income to average net assets	2.01%	0.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.88%	(0.03%)
Portfolio turnover	7%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund–17

LVIP BlackRock Emerging Markets RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Emerging Markets RPM Fund Service Class

	Six Months Ended 6/30/13[1] (Unaudited)	8/29/12[2] to 12/31/12

Net asset value, beginning of period	$ 10.895	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.090	0.005
Net realized and unrealized gain (loss)	(1.535)	1.021
Total from investment operations	(1.445)	1.026

Less dividends and distributions from:
Net investment income	—	(0.131)
Total dividends and distributions	—	(0.131)

Net asset value, end of period	$ 9.450	$ 10.895

Total return[4]	(13.26%)	10.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 42,604	$ 7,450
Ratio of expenses to average net assets	1.05%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.18%	1.47%
Ratio of net investment income to average net assets	1.76%	0.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.63%	(0.28%)
Portfolio turnover	7%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund–18

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Emerging Markets RPM Fund (formerly LVIP BlackRock Emerging Markets Index Fund) (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income return for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions

LVIP American Allocation Funds–19

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.55% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.80% of the Fund’s average daily net assets for the Standard Class (and 1.05% for the Service Class). The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management, LLC (BlackRock) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $3,468 and $493, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburse Lincoln Life for the cost of these services, which amounts to $5,675 for the six months ended June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$36,898
Management fees payable to LIAC	81,564
Distribution fees payable to LFD	8,130
Trading operation fees payable to Lincoln Life	966

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP BlackRock Emerging Markets RPM Fund–20

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $122,686,418 and sales of $9,873,810 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $223,412,462. At June 30, 2013, net unrealized depreciation was $10,370,363, of which $7,030,736 related to unrealized appreciation of investments and $17,401,099 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$165,828,889	$215,310	$4,884	$166,049,083
Investment Companies	35,480,767	—	—	35,480,767
Other	11,512,138	—	111	11,512,249

Total	$212,821,794	$215,310	$4,995	$213,042,099

Foreign Currency Exchange Contracts	$—	$(13,079)	$—	$(13,079)

Futures Contracts	$(3,393,404)	$—	$—	$(3,393,404)

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP BlackRock Emerging Markets RPM Fund–21

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	8/29/12* to 12/31/12
Shares sold:
Standard Class	7,053,655	10,414,031
Service Class	4,032,797	705,168
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	128,838
Service Class	—	4,630

	11,086,452	11,252,667

Shares redeemed:
Standard Class	(9,631)	(365,109)
Service Class	(208,089)	(26,032)

	(217,720)	(391,141)

Net increase	10,868,732	10,861,526

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

LVIP BlackRock Emerging Markets RPM Fund–22

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin payable on futures contracts*	$ —	Variation margin payable on futures contracts*	$(3,393,404)
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	18,000	Unrealized loss on foreign currency exchange contracts	(31,079)

Total		$18,000		$(3,424,483)

*Includes cumulative appreciation (depreciation) of futures contracts on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net unrealized appreciation (depreciation) of foreign currency exchange contracts	$(97,547)	$(13,079)
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	(4,604,857)	(3,760,120)

Total		$(4,702,404)	$(3,773,199)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held generally is similar to the volume of derivatives activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 557,013	$ 1,106
Futures contracts (average notional value)	23,925,234	2,340,388

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities. At June 30, 2013, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Financial Instruments	Cash Collateral Received	Net Amount[1]

Foreign Currency Exchange Contracts	$18,000	$(18,000)	$—	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities

LVIP BlackRock Emerging Markets RPM Fund–23

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(31,079)	$18,000	$—	$—	$(13,079)
Futures Contracts - Variation Margin	(270,888)	—	—	—	(270,888)

Total	$(301,967)	$18,000	$—	$—	$(283,967)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Emerging Markets RPM Fund–24

LVIP BlackRock Equity Dividend RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP BlackRock Equity Dividend RPM Fund

LVIP BlackRock Equity Dividend RPM Fund

Disclosure

    OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expense shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,076.90	0.79%	$4.07
Service Class Shares	1,000.00	1,075.50	1.04%	5.35
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
Service Class Shares	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Equity Dividend RPM Fund–1

LVIP BlackRock Equity Dividend RPM Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	90.89%
Aerospace & Defense	5.07%
Air Freight & Logistics	0.98%
Auto Components	0.43%
Beverages	2.26%
Chemicals	2.70%
Commercial Banks	8.57%
Consumer Finance	1.26%
Containers & Packaging	0.75%
Diversified Financial Services	4.25%
Diversified Telecommunication Services	3.34%
Electric Utilities	3.04%
Electrical Equipment	0.29%
Energy Equipment & Services	0.45%
Food & Staples Retailing	0.55%
Food Products	3.29%
Health Care Equipment & Supplies	0.32%
Health Care Providers & Services	0.46%
Hotels, Restaurants & Leisure	1.45%
Household Products	1.99%
Industrial Conglomerates	3.12%
Insurance	4.40%
IT Services	1.91%
Leisure Equipment & Products	0.63%
Machinery	1.49%
Media	2.58%
Metals & Mining	2.06%
Multi-Utilities	2.35%
Oil, Gas & Consumable Fuels	12.06%
Pharmaceuticals	7.49%
Real Estate Investment Trusts	0.75%
Road & Rail	0.85%
Semiconductors & Semiconductor Equipment	0.94%
Software	1.43%
Specialty Retail	2.31%
Textiles, Apparel & Luxury Goods	1.42%
Tobacco	3.01%
Water Utilities	0.64%
Money Market Fund	7.15%

Total Value of Securities	98.04%

Receivables and Other Assets Net of Liabilities	1.96%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase	3.09%
Wells Fargo	3.00%
Chevron	2.93%
Home Depot	2.31%
General Electric	2.24%
Pfizer	2.17%
Comcast Special Class A	2.08%
Exxon Mobil	1.98%
Verizon Communications	1.87%
Merck	1.82%
Total	23.49%

LVIP BlackRock Equity Dividend RPM Fund–2

LVIP BlackRock Equity Dividend RPM Fund

Statement of Net Assets

June 30, 2013 (unaudited)

Number of		Value
Shares		(U.S. $)
COMMON STOCK–90.89%
Aerospace & Defense–5.07%
Honeywell International	70,240	$5,572,842
Northrop Grumman	59,610	4,935,708
Raytheon	107,750	7,124,430
Rockwell Collins	15,890	1,007,585
United Technologies	79,840	7,420,330

		26,060,895

Air Freight & Logistics–0.98%
United Parcel Service Class B	58,220	5,034,866

		5,034,866

Auto Components–0.43%
Johnson Controls	61,630	2,205,738

		2,205,738

Beverages–2.26%
Coca-Cola	150,700	6,044,577
Diageo	195,458	5,588,715

		11,633,292

Chemicals–2.70%
Dow Chemical	78,270	2,517,946
duPont (E.I.) deNemours	130,870	6,870,675
Olin	48,100	1,150,552
Praxair	29,150	3,356,914

		13,896,087

Commercial Banks–8.57%
Bank of Nova Scotia	80,150	4,285,542
Fifth Third Bancorp	284,640	5,137,752
M&T Bank	11,050	1,234,838
SunTrust Banks	192,430	6,075,015
Toronto-Dominion Bank	56,440	4,534,202
U.S. Bancorp	203,190	7,345,319
Wells Fargo	374,280	15,446,536

		44,059,204

Consumer Finance–1.26%
American Express	86,640	6,477,206

		6,477,206

Containers & Packaging–0.75%
MeadWestvaco	91,920	3,135,391
Packaging Corp. of America	15,200	744,192

		3,879,583

Diversified Financial Services–4.25%
Citigroup	124,280	5,961,712
JPMorgan Chase	300,890	15,883,983

		21,845,695

Diversified Telecommunication Services–3.34%
AT&T	171,140	6,058,356
BCE	35,970	1,475,489

Number of		Value
Shares		(U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	191,060	$9,617,960

		17,151,805

Electric Utilities–3.04%
American Electric Power	49,160	2,201,385
Duke Energy	30,780	2,077,650
Edison International	42,770	2,059,803
ITC Holdings	13,830	1,262,679
NextEra Energy	61,010	4,971,095
Northeast Utilities	47,780	2,007,716
PPL	35,350	1,069,691

		15,650,019

Electrical Equipment–0.29%
Rockwell Automation	18,250	1,517,305

		1,517,305

Energy Equipment & Services–0.45%
Schlumberger	32,390	2,321,067

		2,321,067

Food & Staples Retailing–0.55%
Wal-Mart Stores	38,190	2,844,773

		2,844,773

Food Products–3.29%
General Mills	88,880	4,313,346
Kraft Foods Group	46,316	2,587,675
Mondelez International Class A	158,820	4,531,135
Unilever	138,920	5,460,945

		16,893,101

Health Care Equipment & Supplies–0.32%
Abbott Laboratories	46,930	1,636,918

		1,636,918

Health Care Providers & Services–0.46%
Quest Diagnostics	39,010	2,365,176

		2,365,176

Hotels, Restaurants & Leisure–1.45%
McDonald’s	75,320	7,456,680

		7,456,680

Household Products–1.99%
Kimberly-Clark	43,010	4,177,991
Procter & Gamble	78,310	6,029,087

		10,207,078

Industrial Conglomerates–3.12%
3M	41,260	4,511,779
General Electric	496,060	11,503,631

		16,015,410

LVIP BlackRock Equity Dividend RPM Fund–3

LVIP BlackRock Equity Dividend RPM Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Insurance–4.40%
ACE	72,870	$6,520,408
Chubb	48,800	4,130,920
Prudential Financial	84,340	6,159,350
Travelers	72,520	5,795,798

		22,606,476

IT Services–1.91%
Automatic Data Processing	20,570	1,416,450
International Business Machines	44,030	8,414,573

		9,831,023

Leisure Equipment & Products–0.63%
Mattel	71,920	3,258,695

		3,258,695

Machinery–1.49%
Deere	94,210	7,654,563

		7,654,563

Media–2.58%
Comcast Special Class A	270,350	10,724,785
Disney (Walt)	40,320	2,546,208

		13,270,993

Metals & Mining–2.06%
BHP Billiton	236,101	6,775,825
Newmont Mining	83,470	2,499,927
Southern Copper	47,400	1,309,188

		10,584,940

Multi-Utilities–2.35%
Dominion Resources	81,490	4,630,262
Public Service Enterprise Group	92,670	3,026,602
Sempra Energy	29,060	2,375,946
Wisconsin Energy	49,380	2,024,086

		12,056,896

Oil, Gas & Consumable Fuels–12.06%
Chevron	127,160	15,048,114
ConocoPhillips	40,230	2,433,915
Enbridge	152,940	6,430,622
Exxon Mobil	112,490	10,163,472
Kinder Morgan	95,860	3,657,059
Marathon Oil	118,470	4,096,693
Marathon Petroleum	55,690	3,957,331
Occidental Petroleum	56,030	4,999,557
Phillips 66	26,010	1,532,249
Royal Dutch Shell Class A	38,135	1,217,990
Spectra Energy	66,940	2,306,752
Total ADR	126,750	6,172,725

		62,016,479

Number of		Value
Shares		(U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–7.49%
AbbVie	46,930	$1,940,086
Bristol-Myers Squibb	175,750	7,854,268
Johnson & Johnson	95,500	8,199,630
Merck	201,360	9,353,172
Pfizer	397,830	11,143,218

		38,490,374

Real Estate Investment Trusts–0.75%
American Tower	24,240	1,773,641
Weyerhaeuser	73,480	2,093,445

		3,867,086

Road & Rail–0.85%
Union Pacific	28,250	4,358,410

		4,358,410

Semiconductors & Semiconductor Equipment–0.94%
Intel	199,540	4,832,859

		4,832,859

Software–1.43%
Microsoft	212,780	7,347,293

		7,347,293

Specialty Retail–2.31%
Home Depot	153,210	11,869,179

		11,869,179

Textiles, Apparel & Luxury Goods–1.42%
VF	37,860	7,309,252

		7,309,252

Tobacco–3.01%
Altria Group	77,700	2,718,723
Lorillard	92,000	4,018,560
Philip Morris International	100,790	8,730,430

		15,467,713

Water Utilities–0.64%
American Water Works	79,430	3,274,899

		3,274,899

Total Common Stock (Cost $418,285,768)		467,249,028

MONEY MARKET FUND–7.15%
Dreyfus Treasury & Agency Cash
Management Fund	36,779,578	36,779,578

Total Money Market Fund (Cost $36,779,578)		36,779,578

LVIP BlackRock Equity Dividend RPM Fund–4

LVIP BlackRock Equity Dividend RPM Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.04% (Cost $455,065,346)	$504,028,606
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.96%	10,073,960

NET ASSETS APPLICABLE TO 31,901,105 SHARES OUTSTANDING–100.00%	$514,102,566

NET ASSET VALUE–LVIP BLACKROCK EQUITY DIVIDEND RPM FUND STANDARD CLASS ($336,766,985 / 20,880,458 Shares)	$16.128
NET ASSET VALUE–LVIP BLACKROCK EQUITY DIVIDEND RPM FUND SERVICE CLASS ($177,335,581 / 11,020,647 Shares)	$16.091

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$504,395,643
Undistributed net investment income	7,153,735
Accumulated net realized loss on investments	(47,542,712)
Net unrealized appreciation of investments and derivatives	50,095,900

Total net assets	$514,102,566

«	Of this amount, $8,277,500 cash pledged as collateral for futures contracts and $186,099 represents payable for fund shares redeemed as of June 30, 2013.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	EUR	(10,000)	USD	13,078	7/2/13	$61

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2,365) E-mini S&P 500 Index	$(190,250,491)	$(189,117,225)	9/21/13	$1,133,266

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

EUR–European Monetary Unit

MNB–Mellon National Bank

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund–5

LVIP BlackRock Equity Dividend RPM Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$5,972,368
Foreign tax withheld	(108,163)

5,864,205

EXPENSES:
Management fees	1,702,064
Distribution fees-Service Class	151,081
Accounting and administration expenses	143,306
Reports and statements to shareholders	78,509
Professional fees	19,664
Custodian fees	15,171
Trustees’ fees	5,008
Pricing fees	981
Other	4,598

2,120,382
Less management fees waived	(165,012)

Total operating expenses	1,955,370

NET INVESTMENT INCOME	3,908,835

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,257,980)
Foreign currencies	885
Foreign currency exchange contracts	7,193
Futures contracts	(8,643,605)

Net realized loss	(9,893,507)

Net change in unrealized appreciation (depreciation) of:
Investments	35,656,884
Foreign currencies	440
Foreign currency exchange contracts	(570)
Futures contracts	1,157,094

Net change in unrealized appreciation (depreciation)	36,813,848

NET REALIZED AND UNREALIZED GAIN	26,920,341

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,829,176

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,908,835	$5,697,040
Net realized gain (loss)	(9,893,507)	96,065,841
Net change in unrealized appreciation (depreciation)	36,813,848	(43,538,034)

Net increase in net assets resulting from operations	30,829,176	58,224,847

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,117,000)
Service Class	—	(262,186)

	—	(2,379,186)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,812,438	3,779,290
Service Class	107,729,787	43,565,830
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,117,000
Service Class	—	262,186

	119,542,225	49,724,306

Cost of shares redeemed:
Standard Class	(22,100,657)	(46,961,900)
Service Class	(12,462,567)	(13,683,218)

	(34,563,224)	(60,645,118)

Increase (decrease) in net assets derived from capital share transactions	84,979,001	(10,920,812)

NET INCREASE IN NET ASSETS .	115,808,177	44,924,849
NET ASSETS:
Beginning of period	398,294,389	353,369,540

End of period	$514,102,566	$398,294,389

Undistributed net investment income	$7,153,735	$3,244,900

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund–6

LVIP BlackRock Equity Dividend RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Equity Dividend RPM Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12[2]	12/31/11	Year Ended 12/31/10	12/31/09[3]	12/31/08
Net asset value, beginning of period	$14.977	$12.887	$13.363	$11.440	$9.378	$16.970

Income (loss) from investment operations:
Net investment income[4]	0.141	0.221	0.184	0.155	0.145	0.247
Net realized and unrealized gain (loss)	1.010	1.966	(0.527)	1.893	2.037	(6.425)

Total from investment operations	1.151	2.187	(0.343)	2.048	2.182	(6.178)

Less dividends and distributions from:
Net investment income	—	(0.097)	(0.133)	(0.125)	(0.120)	(0.201)
Net realized gain	—	—	—	—	—	(1.213)

Total dividends and distributions	—	(0.097)	(0.133)	(0.125)	(0.120)	(1.414)

Net asset value, end of period	$16.128	$14.977	$12.887	$13.363	$11.440	$9.378

Total return[5]	7.69%	16.99%	(2.57% )	17.93%	23.30%	(38.32% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$336,767	$322,496	$314,272	$396,596	$350,348	$328,023
Ratio of expenses to average net assets	0.79%	0.78%	0.78%	0.79%	0.80%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.86%	0.83%	0.83%	0.84%	0.84%	0.82%
Ratio of net investment income to average net assets	1.79%	1.54%	1.35%	1.28%	1.51%	1.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.72%	1.49%	1.30%	1.23%	1.47%	1.78%
Portfolio turnover	6%	103%	26%	19%	222%	191%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio.

[3]

Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund–7

LVIP BlackRock Equity Dividend RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Equity Dividend RPM Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)
		12/31/12[2]	12/31/11	Year Ended 12/31/10	12/31/09[3]	12/31/08
Net asset value, beginning of period	$14.961	$12.874	$13.348	$11.429	$9.372	$16.948

Income (loss) from investment operations:
Net investment income[4]	0.122	0.186	0.150	0.125	0.121	0.214
Net realized and unrealized gain (loss)	1.008	1.962	(0.525)	1.889	2.032	(6.409)

Total from investment operations	1.130	2.148	(0.375)	2.014	2.153	(6.195)

Less dividends and distributions from:
Net investment income	—	(0.061)	(0.099)	(0.095)	(0.096)	(0.168)
Net realized gain	—	—	—	—	—	(1.213)

Total dividends and distributions	—	(0.061)	(0.099)	(0.095)	(0.096)	(1.381)

Net asset value, end of period	$16.091	$14.961	$12.874	$13.348	$11.429	$9.372

Total return[5]	7.55%	16.69%	(2.81% )	17.64%	23.00%	(38.48% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$177,336	$75,798	$39,098	$35,019	$33,203	$26,528
Ratio of expenses to average net assets	1.04%	1.03%	1.03%	1.04%	1.05%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.11%	1.08%	1.08%	1.09%	1.09%	1.07%
Ratio of net investment income to average net assets	1.54%	1.29%	1.10%	1.03%	1.26%	1.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.47%	1.24%	1.05%	0.98%	1.22%	1.53%
Portfolio turnover	6%	103%	26%	19%	222%	191%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio.

[3]

Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund–8

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Equity Dividend RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Equity Dividend RPM Fund–9

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund, and 0.70% of the average daily net assets of the Fund in excess of $500 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% on the first $250 million of the average daily net assets of the Fund; 0.10% on the next $500 million; and 0.13% of the average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management LLC (BlackRock) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $10,404 and $1,579, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $16,431 for the six months ended June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$281,417
Distribution fees payable to LFD	34,892

Trading operation fees payable to Lincoln Life	2,467

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $123,840,545 and sales of $48,590,954 of investment securities other than short-term investments.

LVIP BlackRock Equity Dividend RPM Fund–10

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $455,861,084. At June 30, 2013, net unrealized appreciation was $48,167,522, of which $54,718,875 related to unrealized appreciation of investments and $6,551,353 related to unrealized depreciation of investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capita gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in future years will expire as follows: $36,214,077 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however , there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss caryforward retains its character as a short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock.	$467,249,028	$—	$467,249,028
Money Market Fund	36,779,578	—	36,779,578
Total	$504,028,606	$—	$504,028,606
Foreign Currency Exchange Contracts	$ —	$61	$ 61
Futures Contracts	$ 1,133,266	$—	$ 1,133,266

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP BlackRock Equity Dividend RPM Fund–11

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	738,674	259,612
Service Class	6,734,014	2,963,311
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	143,360
Service Class	—	17,770

	7,472,688	3,384,053

Shares redeemed:
Standard Class	(1,391,245)	(3,256,119)
Service Class	(779,813)	(951,703)

	(2,171,058)	(4,207,822)

Net increase (decrease)	5,301,630	(823,769)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP BlackRock Equity Dividend RPM Fund–12

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$61	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	1,133,266	Receivables and other assets net of liabilities	—

Total		$1,133,327		$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$7,193	$(570)
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,643,605)	1,157,094

Total		$(8,636,412)	$1,156,524

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative	Liability Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$75,770	$107,034
Futures contracts (average notional value)	25,028,471	54,097,481

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counter party certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of	Gross Amounts	Gross Amounts Not Offset in the
	Assets Presented in	Available for Offset	Statement of Net Assets
	the Statement of Net	in the Statement of	Financial	Cash Collateral
	Assets	Net Assets	Instruments	Received	Net Amount[1]
Foreign Currency Exchange Contracts	$61	$—	$—	$—	$61
Futures Contracts-Variation Margin	863,225	—	—	—	863,225

Total	$863,286	$—	$—	$—	$863,286

1Net amount represents the net amount receivable from the counterparty in the event of default.

LVIP BlackRock Equity Dividend RPM Fund–13

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Equity Dividend RPM Fund–14

LVIP BlackRock Inflation Protected Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund

Disclosure

       OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$928.50	0.48%	$2.30
Service Class Shares	1,000.00	927.30	0.73%	3.49

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.41	0.48%	$2.41
Service Class Shares	1,000.00	1,021.17	0.73%	3.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Mortgage-Backed Securities	10.05%
Commercial Mortgage-Backed Securities	1.16%
Corporate Bonds	0.18%
Non-Agency Collateralized Mortgage Obligations	0.39%
Sovereign Bonds	24.07%
Australia	0.12%
Canada	0.25%
France	6.88%
Germany	14.47%
Italy	2.28%
Japan	0.07%
U.S. Treasury Obligations	49.82%
Money Market Funds	11.76%
Total Value of Securities	97.43%
Receivables and Other Assets Net of Liabilities	2.57%
Total Net Assets	100.00%

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–10.05%
Fannie Mae S.F. 30 yr
3.50% 6/1/43	62,802,921	$63,890,774
Freddie Mac S.F. 30 yr
3.50% 5/1/43	5,249,746	5,327,530
3.50% 6/1/43	28,397,193	28,817,946
3.50% 7/1/43	29,053,002	29,483,472

Total Agency Mortgage-Backed Securities (Cost $127,785,487)		127,519,722

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.16%
#BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK A 144A
2.959% 12/10/30	1,014,000	951,425
Banc of America Merrill Lynch Commercial Mortgage
Series 2004-1 A4
4.76% 11/10/39	1,270,268	1,280,934
•Series 2005-5 A4
5.115% 10/10/45	789,000	848,807
•Series 2005-5 AM
5.176% 10/10/45	601,000	639,450
#BB-UBS Trust
Series 2012-SHOW A 144A
3.43% 11/5/36	930,000	870,924
Commercial Mortgage Trust
Series 2005-GG3 A3
4.569% 8/10/42	89,101	89,032
•GE Capital Commercial Mortgage
Series 2005-C3 A5
4.979% 7/10/45	132,929	133,056
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6
5.396% 8/10/38	2,095,000	2,154,563
Series 2005-GG4 A4
4.761% 7/10/39	451,000	477,241
Series 2005-GG4 A4A
4.751% 7/10/39	2,339,000	2,456,776
•Greenwich Capital Commercial Funding
Series 2005-GG3 A4
4.799% 8/10/42	564,000	588,350
#GS Mortgage Securities Trust
Series 2012-ALOH A 144A
3.551% 4/10/34	883,000	869,404
#•Irvine Core Office Trust
Series 2013-IRV A2 144A
3.305% 5/15/48	798,000	751,260
LB-UBS Commercial Mortgage Trust
•Series 2004-C4 A4
5.712% 6/15/29	714,000	734,374
•Series 2005-C5 AM
5.017% 9/15/40	751,000	794,578
•Series 2005-C7 AM
5.263% 11/15/40	667,000	711,809

	Principal	Value
	Amount°	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7 A4
2.918% 2/15/46	357,000	$332,094

Total Commercial Mortgage-Backed Securities (Cost $15,124,820)		14,684,077

CORPORATE BONDS–0.18%
Consumer Finance–0.04%
Caterpillar Financial Services
1.125% 12/15/14	488,000	491,713

		491,713

Diversified Telecommunication Services–0.02%
AT&T 5.10% 9/15/14	289,000	303,747

		303,747

Electric Utilities–0.03%
Pacific Gas & Electric
6.25% 12/1/13	376,000	384,672

		384,672

Media–0.02%
DIRECTV Holdings
4.75% 10/1/14	233,000	243,903

		243,903

Oil, Gas & Consumable Fuels–0.03%
ConocoPhillips 4.75% 2/1/14	307,000	314,495

		314,495

Pharmaceuticals–0.04%
Sanofi 1.20% 9/30/14	507,000	511,783

		511,783

Total Corporate Bonds (Cost $2,254,641)		2,250,313

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.39%
ABN Amro Mortgage
Series 2003-4 A4
5.50% 3/25/33	224,375	231,827
Series 2003-6 1A4
5.50% 5/25/33	411,473	424,952
Banc of America Mortgage Trust
Series 2004-7 7A1
5.00% 8/25/19	220,828	225,928
¿Cendant Mort Capital CDMC Mortgage Pass Through	558,534	577,173
Series 2003-6 A3 5.25% 7/25/33
CHL Mortgage Pass Through Trust
¿Series 2003-35 1A3
5.00% 9/25/18	199,286	205,237

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CHL Mortgage Pass Through Trust (continued)
¿Series 2004-5 2A4
5.50% 5/25/34		310,601	$320,803
MASTR Asset Securitization
Trust Series 2003-10 3A1
5.50% 11/25/33		422,221	442,878
•PHHMC Trust Series 2007-6 A1
5.733% 12/18/37		478,808	494,780
•Sequoia Mortgage Trust Series 2011-1 A1
4.125% 2/25/41		140,651	140,661
¿WaMu Mortgage Pass Through Certificates Series 2003-S11 3A5
5.95% 11/25/33		539,196	571,029
Wells Fargo Mortgage Backed Securities Trust
Series 2003-17 1A14
5.25% 1/25/34		349,558	366,767
Series 2004-1 A10
5.50% 2/25/34		621,493	651,493
Series 2007-3 3A1
5.50% 4/25/22		221,276	228,405

Total Non-Agency Collarterized Mortgage Obligations (Cost $4,917,849)			4,881,933

SOVEREIGN BONDS–24.07%
Australia–0.12%
Australia Government Inflation-Linked
4.00% 8/20/20	AUD	913,000	1,535,525

			1,535,525

Canada–0.25%
Canadian Government Bond
4.25% 12/1/21	CAD	1,042,720	1,295,483
4.25% 12/1/26	CAD	1,364,957	1,872,060

			3,167,543

France–6.88%
France Government Bond
O.A.T.
3.50% 4/25/15	EUR	63,400,000	87,327,430

			87,327,430

Germany–14.47%
Bundesschatzanweisungen
0.00% 6/12/15	EUR	135,400,000	175,593,647
Deutsche Bundesrepublik Inflation Linked Bond
0.10% 4/15/23	EUR	1,817,926	2,353,067
1.75% 4/15/20	EUR	3,842,467	5,638,926

			183,585,640

		Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Italy–2.28%
Italy Buoni Poliennali Del Tesoro
2.10% 9/15/16	EUR	21,206,394	$27,791,244
2.15% 9/15/14	EUR	820,847	1,084,983

			28,876,227

Japan–0.07%
Japanese Government CPI Linked Bond
1.10% 12/10/16	JPY	84,220,800	917,021

			917,021

Total Sovereign Bonds (Cost $309,738,315)			305,409,386

U.S. TREASURY OBLIGATIONS–49.82%
U.S. Treasury Inflation Index Bonds
0.625% 2/15/43		23,134,764	19,521,761
0.75% 2/15/42		3,450,814	3,048,580
1.75% 1/15/28		30,983,144	34,778,579
2.00% 1/15/26		18,182,415	21,034,072
2.125% 2/15/40		20,533,267	25,012,086
2.125% 2/15/41		19,090,004	23,306,948
2.375% 1/15/25		5,086,421	6,068,736
2.375% 1/15/27		26,089,481	31,472,472
2.50% 1/15/29		25,812,439	31,890,468
3.375% 4/15/32		2,931,716	4,127,076
3.625% 4/15/28		29,782,548	41,410,548
3.875% 4/15/29		37,948,235	54,793,685
U.S. Treasury Inflation Index Notes
¥0.125% 4/15/16		445,192	456,913
0.125% 4/15/17		10,441,327	10,719,902
0.125% 4/15/18		16,213,580	16,644,245
0.125% 1/15/22		21,262,554	20,851,421
0.125% 7/15/22		19,748,150	19,328,502
0.125% 1/15/23		76,298,461	74,047,248
0.50% 4/15/15		700,555	718,452
0.625% 7/15/21		22,766,951	23,527,322
1.125% 1/15/21		40,383,522	43,238,758
1.25% 4/15/14		5,274	5,349
1.25% 7/15/20		28,209,512	30,681,144
1.375% 1/15/20		30,225,889	32,968,646
1.625% 1/15/15		1,481,563	1,541,405
1.625% 1/15/18		2,064,507	2,261,279
1.875% 7/15/15		2,869	3,052
1.875% 7/15/19		6,189,071	6,984,949
2.00% 7/15/14		3,701	3,823
2.00% 1/15/16		10,491,878	11,276,314
2.125% 1/15/19		5,257,991	5,950,979

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Notes (continued)
2.375% 1/15/17	389,734	$432,270
2.50% 7/15/16	30,746,368	34,005,975

Total U.S. Treasury Obligations (Cost $675,602,597)		632,112,959

	Principal Amount°	Value (U.S. $)
MONEY MARKET FUNDS–11.76%
BlackRock Liquidity Funds	64,097,297	$64,097,297
Dreyfus Treasury Cash Management Fund	85,109,441	85,109,441

Total Money Market Funds (Cost $149,206,738)		149,206,738

TOTAL VALUE OF SECURITIES–97.43% (Cost $1,284,630,447)	1,236,065,128
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.57%	32,631,565

NET ASSETS APPLICABLE TO 119,330,198 SHARES OUTSTANDING–100.00%	$1,268,696,693

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($437,597,667 / 41,055,432 Shares)	$10.659

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($831,099,026 / 78,274,766 Shares)	$10.618

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$1,318,108,841
Undistributed net investment income	3,387,415
Accumulated net realized loss on investments	(9,225,374)
Net unrealized depreciation of investments.	(43,574,189)

Total net assets	$1,268,696,693

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $3,443,013, which represented 0.27% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

«	Includes $2,184,679 cash and $1,290,379 foreign currencies pledged as collateral for futures contracts, $861,329 represents payables for fund shares redeemed as of June 30, 2013.

¿

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(6,700,000)	NOK	38,212,518	7/23/13	$ 167,764
BCLY	EUR	(13,425,000)	USD	17,493,990	7/23/13	16,883
DB	CHF	(3,366,000)	EUR	2,731,209	7/10/13	(8,403)
DB	AUD	(2,000,000)	USD	2,050,504	7/17/13	223,440
DB	AUD	(5,430,000)	USD	5,253,353	8/20/13	305,821
DB	EUR	(510,000)	USD	666,725	7/23/13	2,790
DB	GBP	24,000,000	USD	(36,071,352)	7/17/13	425,383
DB	JPY	(1,666,915,200)	USD	17,700,001	7/17/13	888,412
DB	NOK	11,856,372	USD	(2,050,504)	7/17/13	(99,818)
DB	NOK	30,914,038	USD	(5,253,353)	8/20/13	(173,593)
GSC	EUR	(1,704,000)	USD	2,229,474	7/23/13	11,151

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	EUR	(202,191,000)	USD	265,212,924	7/23/13	$1,994,027
MNB	JPY	(248,004,000)	USD	2,417,688	8/20/13	(83,934)
RBS	JPY	618,784,400	USD	(6,500,000)	7/17/13	(259,281)
UBS	CAD	(3,250,000)	USD	3,157,210	7/17/13	67,666
UBS	CHF	(9,149,087)	USD	9,765,661	7/23/13	77,834
UBS	EUR	(21,739,641)	USD	28,145,546	7/23/13	(155,834)
UBS	GBP	(24,000,000)	USD	36,494,880	7/17/13	(1,855)

						$3,398,453

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(70)	Long Gilt	$ (12,310,822)	$ (11,913,210)	10/1/13	$ 397,612
258	90 Day Euro Future	64,219,990	64,258,125	12/16/13	38,135
(26)	Euro Bund	(4,870,692)	(4,789,631)	9/11/13	81,061
(1,780)	Euro-Schatz	(257,520,977)	(255,695,402)	9/10/13	1,825,574
(15)	U.S. Treasury 2 yr Notes	(3,305,173)	(3,300,000)	10/4/13	5,173
(1,324)	U.S. Treasury 5 yr Notes	(160,398,357)	(160,266,063)	10/4/13	132,294
1,088	U.S. Treasury 10 yr Notes	140,082,840	137,700,002	10/1/13	(2,382,840)
(346)	U.S. Treasury Bonds	(48,888,871)	(47,001,937)	10/1/13	1,886,934
(347)	U.S. Ultra Bond	(52,166,631)	(51,117,440)	10/1/13	1,049,194

		$(335,158,693)			$ 3,033,137

Index Swap Contract

Total Return Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$528,355,541	7/24/13	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.543%.	$1,125,397*

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

*Swap contract was fair valued at June 30, 2013.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

CAD–Canadian Dollar

CHF–Swiss Franc

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

JPY–Japanese Yen

MNB–Mellon National Bank

NOK–Norwegian Krone

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

RBS–Royal Bank of Scotland

S.F.–Single Family

yr–Year

UBS–United Bank of Switzerland

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Interest	$2,024,091
Dividends	869

2,024,960

EXPENSES:
Management fees	1,894,394
Distribution fees-Service Class	634,102
Accounting and administration expenses	166,816
Reports and statements to shareholders	28,404
Professional fees	23,511
Custodian fees	12,506
Trustees’ fees	9,216
Pricing fees	2,789
Other	9,998

Total operating expenses	2,781,736

NET INVESTMENT LOSS	(756,776)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(34,727,442)
Foreign currencies	5,533,273
Foreign currency exchange contracts	(2,864,065)
Futures contracts	2,640,906
Swap contracts	1,081,969

Net realized loss	(28,335,359)

Net change in unrealized appreciation (depreciation) of:
Investments	(64,593,319)
Foreign currencies	(17,934)
Foreign currency exchange contracts	3,502,815
Futures contracts	1,197,751
Swap contracts	1,212,761

Net change in unrealized appreciation (depreciation)	(58,697,926)

NET REALIZED AND UNREALIZED LOSS	(87,033,285)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,790,061)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(756,776)	$3,847,897
Net realized gain (loss)	(28,335,359)	24,187,681
Net change in unrealized appreciation (depreciation)	(58,697,926)	2,485,883

Net increase (decrease) in net assets resulting from operations	(87,790,061)	30,521,461

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(6,083,704)
Service Class	—	(7,809,949)

	—	(13,893,653)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	167,262,728	243,128,555
Service Class	565,640,391	205,379,036
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,083,704
Service Class	—	7,809,949

	732,903,119	462,401,244

Cost of shares redeemed:
Standard Class	(33,034,755)	(76,872,373)
Service Class	(70,802,301)	(72,369,160)

	(103,837,056)	(149,241,533)

Increase in net assets derived from capital share transactions	629,066,063	313,159,711

NET INCREASE IN NET ASSETS	541,276,002	329,787,519
NET ASSETS:
Beginning of period	727,420,691	397,633,172

End of period	$1,268,696,693	$727,420,691

Undistributed net investment income	$3,387,415	$4,144,191

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended			5/3/10[2]
	6/30/13[1]	Year Ended		to
	(Unaudited)	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$11.480	$11.023	$10.131	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.001)	0.097	0.220	0.080
Net realized and unrealized gain (loss)	(0.820)	0.618	1.010	0.156

Total from investment operations	(0.821)	0.715	1.230	0.236

Less dividends and distributions from:
Net investment income	—	—	(0.231)	(0.105)
Net realized gain	—	(0.258)	(0.107)	—

Total dividends and distributions	—	(0.258)	(0.338)	(0.105)

Net asset value, end of period	$10.659	$11.480	$11.023	$10.131

Total return[4]	(7.15% )	6.51%	12.14%	2.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$437,598	$334,673	$156,626	$148,262
Ratio of expenses to average net assets	0.48%	0.51%	0.52%	0.55%
Ratio of net investment income (loss) to average net assets	(0.03% )	0.85%	2.06%	1.18%
Portfolio turnover	233%	483%	657%	359%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended			5/3/10[2]
	6/30/13[1]	Year Ended		to
	(Unaudited)	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$11.450	$11.022	$10.129	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)	0.068	0.197	0.063
Net realized and unrealized gain (loss)	(0.817)	0.618	1.005	0.155

Total from investment operations	(0.832)	0.686	1.202	0.218

Less dividends and distributions from:
Net investment income	—	—	(0.202)	(0.089)
Net realized gain	—	(0.258)	(0.107)	—

Total dividends and distributions	—	(0.258)	(0.309)	(0.089)

Net asset value, end of period	$10.618	$11.450	$11.022	$10.129

Total return[4]	(7.27% )	6.24%	11.88%	2.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$831,099	$392,748	$241,007	$15,303
Ratio of expenses to average net assets	0.73%	0.76%	0.77%	0.80%
Ratio of net investment income (loss) to average net assets	(0.28% )	0.60%	1.81%	0.93%
Portfolio turnover	233%	483%	657%	359%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of average daily net assets in excess of $500 million.

BlackRock Financial Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $18,842 and $2,813, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$442,805
Distribution fees payable to LFD	174,559

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $851,388,393 and sales of $623,854,674 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2013, the Fund made purchases of $1,523,450,843 and sales of $1,173,110,111 of long-term U.S. government securities.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $1,296,967,477. At June 30, 2013, net unrealized depreciation was $60,902,349, of which $1,779,462 related to unrealized appreciation of investments and $62,681,811 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$147,085,732	$—	147,085,732
Corporate Debt	—	2,250,313	—	2,250,313
Sovereign Bonds	—	305,409,386	—	305,409,386
U.S. Treasury Obligations	—	632,112,959	—	632,112,959
Money Market Funds	149,206,738	—	—	149,206,738

Total	$149,206,738	$1,086,858,390	$—	$1,236,065,128

Foreign Currency Exchange Contracts	$—	$3,398,453	$—	$3,398,453

Futures Contracts	$3,033,137	$—	$—	$3,033,137

Index Swap Contract	$—	$—	$1,125,397	$1,125,397

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	14,844,606	21,174,939
Service Class	50,344,426	18,115,875
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	535,489
Service Class	—	688,708

	65,189,032	40,515,011

Shares redeemed:
Standard Class	(2,940,939)	(6,767,089)
Service Class	(6,370,523)	(6,369,487)

	(9,311,462)	(13,136,576)

Net increase	55,877,570	27,378,435

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$4,181,171	Receivables and other assets net of liabilities	$(782,718)

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	5,415,977	Receivables and other assets net of liabilities	(2,382,840)
Index contracts (Index swap contracts)	Receivables and other assets net of liabilities	1,125,397	Receivables and other assets net of liabilities	—

Total		$10,722,545		$(3,165,558)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,864,065)	$3,502,815
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net unrealized appreciation (depreciation) of futures contracts	2,640,906	1,197,751
Index contracts (Index swap contracts)	Net realized loss on swap contracts and net unrealized appreciation (depreciation) of swap contracts	1,081,969	1,212,761

Total		$858,810	$5,913,327

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative	Liability Derivative
	Volume	Volume

Foreign currency exchange contracts (average cost)	$ 22,919,195	$106,881,149
Futures contracts (average notional value)	166,078,020	164,792,772
Swap contracts (average notional value) *	105,904,596	—

* Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2013, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net	Gross Amounts Available for Offset in the Statement of	Gross Amounts Not Offset in the
			Statement of Net Assets
			Financial	Cash Collateral
	Assets	Net Assets	Instruments	Recieved	Net Amount[1]

Foreign Currency Exchange Contracts	$4,181,171	$(511,248)	$—	$—	$3,669,923
Total Return Swaps	1,125,397	$—	$—	$—	1,125,397

Total	$5,306,568	$(511,248)	$—	$—	$4,795,320

Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Net	Gross Amounts Available for Offset in the Statement of
			Gross Amounts Not Offset in the
			Statement of Net Assets
			Financial	Cash Collateral
	Assets	Net Assets	Instruments	Pledged	Net Amount[2]

Foreign Currency Exchange Contracts	$(782,718)	$511,248	$—	$—	$(271,470)
Futures Contracts - Variation Margin	$(538,112)	$—	$—	$—	$(538,112)

Total	$(1,320,830)	$511,248	$—	$—	$(809,582)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund–17

LVIP Capital Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP Capital Growth Fund

LVIP Capital Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,114.00	0.77%	$4.04
Service Class Shares	1,000.00	1,112.60	1.02%	5.34

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.98	0.77%	$3.86
Service Class Shares	1,000.00	1,019.74	1.02%	5.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.57%
Aerospace & Defense	1.91%
Automobiles	1.60%
Beverages	3.26%
Biotechnology	6.05%
Capital Markets	1.23%
Chemicals	2.14%
Communications Equipment	2.20%
Computers & Peripherals	2.50%
Consumer Finance	1.17%
Diversified Financial Services	2.09%
Electrical Equipment	2.50%
Energy Equipment & Services	1.25%
Food & Staples Retailing	1.45%
Food Products	2.69%
Health Care Equipment & Supplies	2.45%
Hotels, Restaurants & Leisure	5.48%
Household Durables	2.50%
Internet & Catalog Retail	2.25%
Internet Software & Services	9.06%
IT Services	6.18%
Life Sciences Tools & Services	1.01%
Machinery	0.91%
Media	7.63%
Multiline Retail	2.19%
Oil, Gas & Consumable Fuels	2.42%
Pharmaceuticals	2.46%
Professional Services	1.85%
Real Estate Investment Trusts	0.84%
Road & Rail	1.70%
Semiconductors & Semiconductor Equipment	1.93%
Software	6.02%
Specialty Retail	6.99%
Textiles, Apparel & Luxury Goods	3.66%
Money Market Fund	0.43%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Google Class A	4.10%
Gilead Sciences	2.62%
eBay	2.59%
Lowe’s	2.50%
Apple	2.50%
Monsanto	2.14%
Green Mountain Coffee Roasters	2.07%
AutoZone	2.00%
Disney (Walt)	1.87%
MasterCard Class A	1.76%
Total	24.15%

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund

Statement of Net Assets

June 30, 2013 (unaudited)

Number of Shares		Value (U.S. $)

COMMON STOCK–99.57%
Aerospace & Defense–1.91%
Precision Castparts	13,890	$3,139,279
Safran ADR	84,395	4,417,487

		7,556,766

Automobiles–1.60%
Harley-Davidson	115,660	6,340,479

		6,340,479

Beverages–3.26%
Anheuser-Busch InBev ADR	55,095	4,972,875
†Monster Beverage	69,780	4,240,531
Pernod-Ricard ADR	169,975	3,712,254

		12,925,660

Biotechnology–6.05%
†Biogen Idec	32,345	6,960,644
†Gilead Sciences	203,245	10,408,176
†Regeneron Pharmaceuticals	17,865	4,017,481
†Vertex Pharmaceuticals	32,460	2,592,580

		23,978,881

Capital Markets–1.23%
BlackRock	18,915	4,858,318

		4,858,318

Chemicals–2.14%
Monsanto	85,815	8,478,522

		8,478,522

Communications Equipment–2.20%
Cisco Systems	180,855	4,396,585
†Juniper Networks	223,835	4,322,254

		8,718,839

Computers & Peripherals–2.50%
Apple	25,015	9,907,941

		9,907,941

Consumer Finance–1.17%
American Express	62,205	4,650,446

		4,650,446

Diversified Financial Services–2.09%
†IntercontinentalExchange	21,870	3,887,611
JPMorgan Chase	83,390	4,402,158

		8,289,769

Electrical Equipment–2.50%
AMETEK	118,265	5,002,610
Eaton	74,535	4,905,148

		9,907,758

Energy Equipment & Services–1.25%
†Cameron International	41,555	2,541,504

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
National Oilwell Varco	35,290	$2,431,481

		4,972,985

Food & Staples Retailing–1.45%
CVS Caremark	100,810	5,764,316

		5,764,316

Food Products–2.69%
†Green Mountain Coffee Roasters	109,475	8,217,194
Mead Johnson Nutrition	30,865	2,445,434

		10,662,628

Health Care Equipment & Supplies–2.45%
Covidien	76,635	4,815,743
†Hologic	152,940	2,951,742
†Intuitive Surgical	3,820	1,935,136

		9,702,621

Hotels, Restaurants & Leisure–5.48%
†Chipotle Mexican Grill	6,105	2,224,357
Dunkin’ Brands Group	153,465	6,571,371
Starwood Hotels & Resorts Worldwide	82,155	5,191,374
Wyndham Worldwide	45,170	2,585,079
Wynn Resorts	18,860	2,414,080
Yum Brands	39,435	2,734,423

		21,720,684

Household Durables–2.50%
D.R.Horton	250,955	5,340,322
Lennar Class A	127,315	4,588,433

		9,928,755

Internet & Catalog Retail–2.25%
†Amazon.com	7,820	2,171,536
†priceline.com	8,185	6,770,059

		8,941,595

Internet Software & Services–9.06%
†eBay	198,360	10,259,179
†Facebook Class A	199,160	4,951,118
†Google Class A	18,490	16,278,041
†LinkedIn Class A	24,885	4,436,996

		35,925,334

IT Services–6.18%
†Alliance Data Systems	32,000	5,792,960
†Cognizant Technology Solutions Class A	89,860	5,626,135
MasterCard Class A	12,130	6,968,685
Visa Class A	33,560	6,133,090

		24,520,870

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–1.01%
Agilent Technologies	93,782	$4,010,118

		4,010,118

Machinery–0.91%
Cummins	33,430	3,625,818

		3,625,818

Media–7.63%
Comcast Class A	144,985	6,071,972
Disney (Walt)	117,445	7,416,652
News Class A	177,335	5,781,121
Sirius XM Radio	1,652,215	5,534,920
Time Warner	94,405	5,458,497

		30,263,162

Multiline Retail–2.19%
†Dollar General	71,340	3,597,676
Family Dollar Stores	81,740	5,093,219

		8,690,895

Oil, Gas & Consumable Fuels–2.42%
Anadarko Petroleum	66,935	5,751,725
†Cobalt International Energy	144,010	3,826,346

		9,578,071

Pharmaceuticals–2.46%
Allergan	50,525	4,256,226
Bristol-Myers Squibb	122,800	5,487,932

		9,744,158

Professional Services–1.85%
†IHS Class A	41,709	4,353,585
Nielsen Holdings	88,730	2,980,441

		7,334,026

Real Estate Investment Trusts–0.84%
American Tower	45,320	3,316,064

		3,316,064

Road & Rail–1.70%
Hunt (J.B.) Transport Services	60,265	4,353,544

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Kansas City Southern	22,475	$2,381,451

		6,734,995

Semiconductors & Semiconductor Equipment–1.93%
Altera	164,070	5,412,669
Broadcom Class A	66,440	2,243,014

		7,655,683

Software–6.02%
†Citrix Systems	94,742	5,715,785
Oracle	209,200	6,426,624
†salesforce.com	99,910	3,814,564
†ServiceNow	114,145	4,610,317
†Splunk	71,230	3,302,223

		23,869,513

Specialty Retail–6.99%
Abercrombie & Fitch	84,240	3,811,860
†AutoZone	18,675	7,912,411
Home Depot	78,140	6,053,506
Lowe’s	242,510	9,918,659

		27,696,436

Textiles, Apparel & Luxury Goods–3.66%
†Michael Kors Holdings	53,905	3,343,188
PVH.	33,395	4,176,045
Ralph Lauren	19,820	3,443,527
†Under Armour Class A	59,370	3,544,983

		14,507,743

Total Common Stock (Cost $303,536,747)		394,779,849

MONEY MARKET FUND–0.43%
Dreyfus Treasury & Agency Cash Management Fund	1,699,020	1,699,020

Total Money Market Fund (Cost $1,699,020)		1,699,020

TOTAL VALUE OF SECURITIES–100.00% (Cost $305,235,767)	396,478,869
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	13,672

NET ASSETS APPLICABLE TO 12,904,809 SHARES OUTSTANDING–100.00%	$396,492,541

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND STANDARD CLASS ($111,081,474 / 3,593,694 Shares)	$30.910

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND SERVICE CLASS ($285,411,067 / 9,311,115 Shares)	$30.653

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$337,640,219
Accumulated net investment loss	(203,083)
Accumulated net realized loss on investments	(32,187,697)
Net unrealized appreciation of investments.	91,243,102

Total net assets	$396,492,541

LVIP Capital Growth Fund–4

LVIP Capital Growth Fund

Statement of Net Assets (continued)

†	Non-income producing for the period.

«	Of this amount, $3,178,034 represents payable for securities purchased and $177,939 represents payable for fund shares redeemed as of June 30, 2013.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–5

LVIP Capital Growth Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$1,708,365
Foreign tax withheld	(35,992)

1,672,373

EXPENSES:
Management fees	1,372,707
Distribution fees-Service Class	356,683
Accounting and administration expenses	75,791
Reports and statements to shareholders	42,741
Professional fees.	14,809
Trustees’ fees	4,700
Custodian fees	3,285
Pricing fees	477
Other	4,263

Total operating expenses	1,875,456

NET INVESTMENT LOSS	(203,083)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	17,538,493
Net change in unrealized appreciation (depreciation) of investments	24,848,536

NET REALIZED AND UNREALIZED GAIN	42,387,029

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,183,946

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(203,083)	$(75,531)
Net realized gain	17,538,493	12,499,589
Net change in unrealized appreciation (depreciation)	24,848,536	45,969,887

Net increase in net assets resulting from operations	42,183,946	58,393,945

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,813,835	3,631,027
Service Class	6,797,983	80,837,260

	8,611,818	84,468,287

Cost of shares redeemed:
Standard Class	(7,179,973)	(13,980,281)
Service Class	(26,015,861)	(47,514,914)

	(33,195,834)	(61,495,195)

Increase (decrease) in net assets derived from capital share transactions	(24,584,016)	22,973,092

NET INCREASE IN NET ASSETS	17,599,930	81,367,037
NET ASSETS:
Beginning of period	378,892,611	297,525,574

End of period	$396,492,541	$378,892,611

Accumulated net investment loss	$(203,083)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–6

LVIP Capital Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$27.748	23.305	$25.613	$21.540	$16.019	$27.511

Income (loss) from investment operations:
Net investment income[2]	0.012	0.042	0.019	0.057	0.094	0.068
Net realized and unrealized gain (loss)	3.150	4.401	(2.327)	4.026	5.490	(11.511)

Total from investment operations	3.162	4.443	(2.308)	4.083	5.584	(11.443)

Less dividends and distributions from:
Net investment income	—	—	—	(0.010)	(0.063)	(0.049)

Total dividends and distributions	—	—	—	(0.010)	(0.063)	(0.049)

Net asset value, end of period	$30.910	$27.748	$23.305	$25.613	$21.540	$16.019

Total return[3]	11.40%	19.06%	(9.01% )	18.95%	34.87%	(41.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$111,082	$104,645	$96,924	$117,429	$112,475	$145,464
Ratio of expenses to average net assets	0.77%	0.78%	0.79%	0.80%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.77%	0.78%	0.79%	0.81%	0.83%	0.81%
Ratio of net investment income to average net assets	0.08%	0.16%	0.08%	0.26%	0.52%	0.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.08%	0.16%	0.08%	0.25%	0.47%	0.28%
Portfolio turnover	27%	64%	37%	62%	102%	106%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–7

LVIP Capital Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12		12/31/11		Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$ 27.551	$ 23.197		$ 25.559		$ 21.539	$ 16.020	$ 27.494

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	(0.025)		(0.044)		0.002	0.047	0.018
Net realized and unrealized gain (loss)	3.128	4.379		(2.318)		4.018	5.484	(11.492)

Total from investment operations	3.102	4.354		(2.362)		4.020	5.531	(11.474)

Less dividends and distributions from:
Net investment income	—	—		—		—	(0.012)	—

Total dividends and distributions	—	—		—		—	(0.012)	—

Net asset value, end of period	$ 30.653	$ 27.551		$ 23.197		$ 25.559	$ 21.539	$ 16.020

Total return[3]	11.26%	18.77%		(9.24%	)	18.66%	34.53%	(41.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$285,411	$274,248		$200,602		$146,402	$ 58,662	$ 8,308
Ratio of expenses to average net assets	1.02%	1.03%		1.04%		1.05%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.02%	1.03%		1.04%		1.06%	1.08%	1.06%
Ratio of net investment income (loss) to average net assets	(0.17%)	(0.09%	)	(0.17%	)	0.01%	0.27%	0.06%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.17%)	(0.09%	)	(0.17%	)	0.00%	0.22%	0.03%
Portfolio turnover	27%	64%		37%		62%	102%	106%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–8

LVIP Capital Growth Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Capital Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currenciesare recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends,

LVIP Capital Growth Fund–9

LVIP Capital Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

net of all tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $419 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% on the first $100 million of the average daily net assets of the Fund; 0.70% on the next $150 million; 0.65% on the next $750 million; and 0.60% on average daily net assets in excess of $1 billion.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $9,411 and $1,470, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$228,688
Distribution fees payable to LFD	59,341

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $106,084,182 and sales of $129,911,112 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $307,005,675. At June 30, 2013, net unrealized appreciation was $89,473,194, of which $94,962,519 related to unrealized appreciation of investments and $5,489,325 related to unrealized depreciation of investments.

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $46,857,151 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $6,033,506 expires in 2016 and $40,823,645 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

LVIP Capital Growth Fund–10

LVIP Capital Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Common Stock	$394,779,849
Money Market Fund	1,699,020

Total	$396,478,869

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12

Shares sold:
Standard Class	60,003	136,243
Service Class	226,475	3,080,688

	286,478	3,216,931

Shares redeemed:
Standard Class	(237,546)	(523,971)
Service Class	(869,475)	(1,774,287)

	(1,107,021)	(2,298,258)

Net increase (decrease)	(820,543)	918,673

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Capital Growth Fund–11

LVIP Capital Growth Fund

Notes to Financial Statements (continued)

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Capital Growth Fund–12

LVIP Clarion Global Real Estate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP Clarion Global Real Estate Fund

LVIP Clarion Global Real Estate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,008.70	0.78%	$3.88
Service Class Shares	1,000.00	1,007.40	1.03%	5.13

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.78%	$3.91
Service Class Shares	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Security Type/Country	Percentage of Net Assets

Common Stock	97.84%

Australia	7.28%
Brazil	0.05%
Canada	2.14%
China	0.19%
France	4.99%
Germany	0.58%
Hong Kong	8.16%
Japan	14.95%
Netherlands	0.38%
Singapore	4.38%
Sweden	0.74%
Switzerland	0.47%
United Kingdom	5.32%
United States	48.21%
Money Market Fund	2.16%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials

Sector	Percentage of Net Assets

Diversified REITs	20.14%
Health Care REITs	5.85%
Hotel REITs	4.18%
Industrial REITs	2.71%
Office REITs	11.47%
Real Estate Management & Development	21.65%
Residential REITs	9.17%
Retail REITs	21.17%
Storage REITs	1.50%
Total	97.84%

REITs–Real Estate Investment Trusts

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Simon Property Group	4.22%
Mitsubishi Estate	3.91%
Mitsui Fudosan	3.50%
Unibail-Rodamco	3.04%
Equity Residential	2.58%
Host Hotels & Resorts	2.57%
ProLogis	2.38%
Sumitomo Realty & Development	2.20%
Boston Properties	2.11%
General Growth Properties	2.10%
Total	28.61%

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK–97.84%
Australia–7.28%
Dexus Property Group	4,847,829	$4,745,489
Federation Centres	1,362,156	2,953,419
Goodman Group	1,316,185	5,876,065
GPT Group	11,057	38,844
†@=GPT Group In-Specie	4,536,115	0
Investa Office Fund	315,544	840,045
Mirvac Group	3,108,776	4,564,722
Westfield Group	747,904	7,827,476
Westfield Retail Trust	2,030,540	5,758,682

		32,604,742

Brazil–0.05%
Sonae Sierra Brasil	19,200	206,498

		206,498

Canada–2.14%
Boardwalk Real Estate Investment Trust	40,200	2,228,597
Calloway Real Estate Investment Trust	76,600	1,873,019
Canadian Real Estate Investment Trust	20,500	849,089
RioCan REIT	192,800	4,633,654

		9,584,359

☐China–0.19%
Country Garden Holdings	1,575,000	824,453

		824,453

France–4.99%
Fonciere Des Regions	16,703	1,253,226
ICADE	15,301	1,263,554
Klepierre	116,420	4,588,750
Mercialys	20,780	400,736
SILIC	12,169	1,256,618
Unibail-Rodamco	58,314	13,587,413

		22,350,297

Germany–0.58%
GSW Immobilien	22,621	875,275
†LEG Immobilien	32,800	1,707,830

		2,583,105

■Hong Kong–8.16%
China Overseas Land & Investment	446,100	1,170,459
China Resources Land	347,000	948,472
Hang Lung Properties	382,600	1,334,356
Hongkong Land Holdings	791,000	5,434,170
Kerry Properties	203,500	797,623
Link REIT	1,250,000	6,148,426
New World Development	1,790,800	2,479,766
Sino Land	1,726,500	2,430,797
Sun Hung Kai Properties	401,700	5,184,362
Swire Properties	892,000	2,639,411

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
■Hong Kong (continued)
Wharf Holdings	949,000	$7,977,617

		36,545,459

Japan–14.95%
Activia Properties	200	1,575,232
Hulic	171,300	1,838,072
Japan Real Estate Investment	622	6,943,869
Japan Retail Fund Investment	2,606	5,445,373
Kenedix Realty Investment	384	1,529,649
Mitsubishi Estate	656,900	17,495,693
Mitsui Fudosan	532,100	15,652,841
Nippon Accommodations Fund	2	13,090
Nippon Building Fund	93	1,076,684
Nippon Prologis REIT	92	800,686
Sumitomo Realty & Development	247,200	9,859,580
Tokyo Tatemono	292,000	2,432,352
United Urban Investment	1,678	2,269,260

		66,932,381

Netherlands–0.38%
Eurocommercial Properties CVA	46,609	1,710,920

		1,710,920

Singapore–4.38%
Ascendas Real Estate Investment Trust	478,000	840,846
CapitaCommercial Trust	3,363,000	3,886,405
CapitaLand	2,073,000	5,036,554
CapitaMall Trust	1,684,000	2,650,138
Global Logistic Properties	2,382,000	5,167,232
†Mapletree Greater China Commercial Trust	2,709,000	2,019,409

		19,600,584

Sweden–0.74%
Castellum	156,241	2,119,912
Hufvudstaden Class A	99,802	1,193,425

		3,313,337

Switzerland–0.47%
†PSP Swiss Property	24,269	2,101,635

		2,101,635

United Kingdom–5.32%
British Land	336,787	2,901,723
Derwent London	116,535	4,076,476
Great Portland Estates	441,427	3,568,312
Hammerson	458,040	3,394,693
Land Securities Group	610,014	8,201,489
Safestore Holdings	368,133	695,668
Segro	228,100	968,593

		23,806,954

United States–48.21%
AvalonBay Communities	61,665	8,319,225

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United States (continued)
BioMed Realty Trust	157,400	$3,184,202
Boston Properties	89,690	9,459,604
Brandywine Realty Trust	97,200	1,314,144
BRE Properties	81,400	4,071,628
Campus Crest Communities	71,800	828,572
CBL & Associates Properties	77,000	1,649,340
Commonwealth REIT	64,600	1,493,552
DDR	252,700	4,207,455
Douglas Emmett	161,400	4,026,930
Duke Realty	318,700	4,968,533
Equity Residential	199,300	11,571,358
Essex Property Trust	11,600	1,843,472
Federal Realty Investment Trust	12,600	1,306,368
General Growth Properties	472,500	9,388,575
HCP.	126,900	5,766,336
Health Care REIT	138,600	9,290,358
Healthcare Realty Trust	43,300	1,104,150
Healthcare Trust of America Class A	86,500	971,395
Highwoods Properties	73,600	2,620,896
Host Hotels & Resorts	682,900	11,520,523
Kilroy Realty	109,200	5,788,692
Kimco Realty	326,000	6,986,180
Lexington Realty Trust	145,800	1,702,944
Liberty Property Trust	154,400	5,706,624
Macerich	122,319	7,457,789
Pebblebrook Hotel Trust	68,000	1,757,800
Post Properties	95,400	4,721,346

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United States (continued)
ProLogis	282,500	$10,655,900
Public Storage	43,700	6,700,521
Ramco-Gershenson Properties Trust	56,900	883,657
Senior Housing Properties Trust	134,600	3,490,178
Simon Property Group	119,500	18,871,431
SL Green Realty	96,300	8,492,697
Starwood Hotels & Resorts Worldwide	36,100	2,281,159
†Strategic Hotels & Resorts	150,900	1,336,974
†Sunstone Hotel Investors	150,800	1,821,664
Tanger Factory Outlet Centers	50,800	1,699,768
Taubman Centers	44,200	3,321,630
UDR	292,200	7,448,178
Ventas	80,300	5,577,638
Vornado Realty Trust	91,100	7,547,635
Weyerhaeuser	93,500	2,663,815

		215,820,836

Total Common Stock (Cost $381,896,972)		437,985,560

MONEY MARKET FUND–2.16%
Dreyfus Treasury & Agency Cash Management Fund	9,658,183	9,658,183

Total Money Market Fund (Cost $9,658,183)		9,658,183

TOTAL VALUE OF SECURITIES–100.00% (Cost $391,555,155)	447,643,743
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	6,687

NET ASSETS APPLICABLE TO 52,354,082 SHARES OUTSTANDING–100.00%	$447,650,430

NET ASSET VALUE–LVIP CLARION GLOBAL REAL ESTATE FUND STANDARD CLASS ($340,347,776 / 39,710,818 Shares)	$8.571

NET ASSET VALUE–LVIP CLARION GLOBAL REAL ESTATE FUND SERVICE CLASS ($107,302,654 / 12,643,264 Shares)	$8.487

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$469,414,515
Undistributed net investment income	8,968,842
Accumulated net realized loss on investments	(86,813,217)
Net unrealized appreciation of investments and derivatives	56,080,290

Total net assets	$447,650,430

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Of this amount, $3,350,857 represents payable for securities purchased and $527,543 represents payable for fund shares redeemed as of June 30, 2013.

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s Net Assets. See Note 6 in “Notes to Financial Statements.”

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Counterparty
MNB	AUD	(735,143)	USD	681,742	7/1/13	$ 9,350
MNB	AUD	(190,212)	USD	176,276	7/2/13	2,313
MNB	AUD	(923,082)	USD	843,844	7/3/13	(316)
MNB	JPY	(1,233,900)	USD	12,636	7/1/13	193
MNB	JPY	(1,887,482)	USD	19,179	7/2/13	145
MNB	JPY	101,697,269	USD	(1,024,810)	7/3/13	797

						$12,482

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

AUD–Australian Dollar

CVA–Dutch Certificate

EUR–European Monetary Unit

JPY–Japanese Yen

MNB–Mellon National Bank

REIT–Real Estate Investment Trust

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–5

LVIP Clarion Global Real Estate Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$6,979,841
Foreign tax withheld	(406,906)

6,572,935

EXPENSES:
Management fees	1,953,071
Distribution fees-Service Class	137,191
Accounting and administration expenses	78,357
Custodian fees	57,622
Reports and statements to shareholders	29,337
Professional fees	17,822
Trustees’ fees	4,450
Pricing fees	1,428
Other	3,876

2,283,154
Less management fees waived	(533,904)

Total operating expenses	1,749,250

NET INVESTMENT INCOME	4,823,685

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,810,273)
Foreign currencies	(198,732)
Foreign currency exchange contracts	130,690

Net realized loss	(1,878,315)

Net change in unrealized appreciation (depreciation) of:
Investments	(3,163,987)
Foreign currencies	(20,948)
Foreign currency exchange contracts	20,627

Net change in unrealized appreciation (depreciation)	(3,164,308)

NET REALIZED AND UNREALIZED LOSS	(5,042,623)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(218,938)

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,823,685	$5,134,479
Net realized gain (loss)	(1,878,315)	25,930,903
Net change in unrealized appreciation (depreciation)	(3,164,308)	30,650,092

Net increase (decrease) in net assets resulting from operations	(218,938)	61,715,474

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	99,252,698	100,574,739
Service Class	13,835,066	24,615,960

	113,087,764	125,190,699

Cost of shares redeemed:
Standard Class	(11,878,515)	(28,491,301)
Service Class	(13,960,816)	(28,113,739)

	(25,839,331)	(56,605,040)

Increase in net assets derived from capital share transactions	87,248,433	68,585,659

NET INCREASE IN NET ASSETS	87,029,495	130,301,133
NET ASSETS:
Beginning of period	360,620,935	230,319,802

End of period	$447,650,430	$360,620,935

Undistributed net investment income	$8,968,842	$4,145,157

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–6

LVIP Clarion Global Real Estate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Clarion Global Real Estate Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12[2]	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$8.497	$6.815	$7.462	$6.326	$4.591	$8.051

Income (loss) from investment operations:
Net investment income[3]	0.106	0.148	0.130	0.185	0.131	0.167
Net realized and unrealized gain (loss)	(0.032)	1.534	(0.777)	0.951	1.604	(3.534)

Total from investment operations	0.074	1.682	(0.647)	1.136	1.735	(3.367)

Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.093)

Total dividends and distributions	—	—	—	—	—	(0.093)

Net asset value, end of period	$8.571	$8.497	$6.815	$7.462	$6.326	$4.591

Total return[4]	0.87%	24.68%	(8.67% )	17.96%	37.79%	(42.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$340,348	$254,075	$141,780	$149,233	$149,081	$97,428
Ratio of expenses to average net assets	0.78%	0.84%	0.84%	0.88%	0.88%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.04%	1.07%	1.06%	1.10%	1.14%	1.13%
Ratio of net investment income to average net assets	2.41%	1.91%	1.77%	2.80%	2.63%	2.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.15%	1.68%	1.55%	2.58%	2.37%	2.20%
Portfolio turnover	19%	120%	95%	119%	180%	125%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–7

LVIP Clarion Global Real Estate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Clarion Global Real Estate Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12[2]	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$8.425	$6.773	$7.435	$6.319	$4.598	$8.049

Income (loss) from investment operations:
Net investment income[3]	0.094	0.127	0.111	0.169	0.118	0.151
Net realized and unrealized gain (loss)	(0.032)	1.525	(0.773)	0.947	1.603	(3.528)

Total from investment operations	0.062	1.652	(0.662)	1.116	1.721	(3.377)

Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.074)

Total dividends and distributions	—	—	—	—	—	(0.074)

Net asset value, end of period	$8.487	$8.425	$6.773	$7.435	$6.319	$4.598

Total return[4]	0.74%	24.39%	(8.90% )	17.66%	37.43%	(42.17% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,302	$106,546	$88,540	$80,948	$61,012	$42,103
Ratio of expenses to average net assets	1.03%	1.09%	1.09%	1.13%	1.13%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.29%	1.32%	1.31%	1.35%	1.39%	1.38%
Ratio of net investment income to average net assets	2.16%	1.66%	1.52%	2.55%	2.38%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.90%	1.43%	1.30%	2.33%	2.12%	1.95%
Portfolio turnover	19%	120%	95%	119%	180%	125%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–8

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Clarion Global Real Estate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate

LVIP Clarion Global Real Estate Fund–9

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $17,609 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.95% of the Fund’s average daily net assets.

LIAC has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the Fund’s average daily net assets in excess of $250 million. The fee waiver will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

CBRE Clarion Securities LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $9,490 and $1,416, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$246,413
Distribution fees payable to LFD	21,806

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $166,400,559 and sales of $76,796,794 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $411,595,447. At June 30, 2013, net unrealized appreciation was $36,048,296, of which $69,250,193 related to unrealized appreciation of investments and $33,201,897 related to unrealized depreciation of investments.

LVIP Clarion Global Real Estate Fund–10

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $64,749,730 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $21,067,872 expires in 2016 and $43,681,858 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$437,985,560	$ —	$437,985,560
Money Market Fund	9,658,183	—	9,658,183

Total	$447,643,743	$ —	$447,643,743

Foreign Currency Exchange Contracts	$—	$12,482	$12,482

The value of Level 3 investments was zero at the end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP Clarion Global Real Estate Fund–11

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	11,160,427	12,826,408
Service Class	1,590,463	3,236,921

	12,750,890	16,063,329

Shares repurchased:
Standard Class	(1,349,999)	(3,731,377)
Service Class	(1,593,794)	(3,662,399)

	(2,943,793)	(7,393,776)

Net increase	9,807,097	8,669,553

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$12,798	Receivables and other assets net of liabilities	$(316)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$130,690	$20,627

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

LVIP Clarion Global Real Estate Fund–12

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$1,179,835	$616,295

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Clarion Global Real Estate Fund–13

LVIP Columbia Small-Mid Cap Growth RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP Columbia Small-Mid Cap Growth RPM Fund

LVIP Columbia Small-Mid Cap Growth RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,077.80	0.96%	$4.95
Service Class Shares	1,000.00	1,076.60	1.21%	6.23

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.03	0.96%	$4.81
Service Class Shares	1,000.00	1,018.79	1.21%	6.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Columbia Small-Mid Cap Growth RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	88.15%

Airlines	1.55%
Biotechnology	5.29%
Building Products	1.73%
Capital Markets	1.58%
Chemicals	0.76%
Commercial Banks	1.32%
Commercial Services & Supplies	0.47%
Construction & Engineering	0.49%
Construction Materials	1.39%
Consumer Finance	1.41%
Containers & Packaging	1.28%
Distributor	0.61%
Diversified Consumer Services	1.97%
Diversified Telecommunication Services	0.84%
Electrical Equipment	0.93%
Electronic Equipment, Instruments & Components	1.67%
Energy Equipment & Services	0.94%
Food Products	0.68%
Health Care Equipment & Supplies	3.24%
Health Care Providers & Services	2.76%
Health Care Technology	1.78%
Hotels, Restaurants & Leisure	5.09%
Household Durables	1.13%
Insurance	0.61%
Internet & Catalog Retail	3.26%
Internet Software & Services	6.63%
IT Services	1.79%
Leisure Equipment & Products	2.10%
Life Sciences Tools & Services	0.59%
Machinery	0.70%

Security Type/Sector	Percentage of Net Assets

Media	2.84%
Metals & Mining	0.56%
Oil, Gas & Consumable Fuels	3.36%
Personal Products	0.46%
Pharmaceuticals	1.08%
Professional Services	1.71%
Real Estate Investment Trusts	3.34%
Road & Rail	1.51%
Software	7.41%
Specialty Retail	3.02%
Textiles, Apparel & Luxury Goods	4.21%
Thrift & Mortgage Finance	0.75%
Trading Companies & Distributors	2.05%
Wireless Telecommunication Services	1.26%
Money Market Fund	10.67%
Total Value of Securities	98.82%
Receivables and Other Assets Net of Liabilities	1.18%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Domino’s Pizza	2.07%
Affiliated Managers Group	1.58%
CoStar Group	1.58%
Polaris Industries	1.56%
Align Technology	1.54%
OpenTable	1.50%
Yelp	1.48%
LifeLock	1.45%
Eagle Materials	1.39%
HMS Holdings	1.35%
Total	15.50%

LVIP Columbia Small-Mid Cap Growth RPM Fund–2

LVIP Columbia Small-Mid Cap Growth RPM Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–88.15%
Airlines–1.55%
†Alaska Air Group	16,847	$876,044
†US Airways Group	41,400	679,788

		1,555,832

Biotechnology–5.29%
†Alnylam Pharmaceuticals	29,954	928,874
†Ariad Pharmaceuticals	55,520	971,045
†Astex Pharmaceuticals	64,367	264,548
†Bluebird Bio	18,130	452,706
†Infinity Pharmaceuticals	23,308	378,755
†Keryx Biopharmaceuticals	43,848	327,545
†Onyx Pharmaceuticals	11,702	1,015,968
†Pharmacyclics	3,737	296,979
†Puma Biotechnology	6,743	299,187
†Sarepta Therapeutics	10,321	392,714

		5,328,321

Building Products–1.73%
Fortune Brands Home & Security	32,100	1,243,554
†USG	21,432	494,008

		1,737,562

Capital Markets–1.58%
†Affiliated Managers Group	9,726	1,594,480

		1,594,480

Chemicals–0.76%
Axiall	17,853	760,181

		760,181

Commercial Banks–1.32%
First Republic Bank	14,148	544,415
†Signature Bank	9,469	786,116

		1,330,531

Commercial Services & Supplies–0.47%
†Stericycle	4,253	469,659

		469,659

Construction & Engineering–0.49%
KBR	15,319	497,867

		497,867

Construction Materials–1.39%
Eagle Materials	21,046	1,394,718

		1,394,718

Consumer Finance–1.41%
†DFC Global	36,477	503,747
†Portfolio Recovery Associates	5,985	919,476

		1,423,223

Number of Shares		Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–1.28%
Rock-Tenn Class A	12,899	$1,288,352

		1,288,352

Distributor–0.61%
†LKQ.	23,837	613,803

		613,803

Diversified Consumer Services–1.97%
†Coinstar	8,935	524,216
†LifeLock	124,695	1,460,178

		1,984,394

Diversified Telecommunication Services–0.84%
Cogent Communications Group	29,885	841,263

		841,263

Electrical Equipment–0.93%
Acuity Brands	12,428	938,563

		938,563

Electronic Equipment, Instruments & Components–1.67%
FEI	12,526	914,273
†OSI Systems	11,898	766,469

		1,680,742

Energy Equipment & Services–0.94%
Oceaneering International	12,984	937,445
†Rowan Class A	376	12,810

		950,255

Food Products–0.68%
†TreeHouse Foods	10,502	688,301

		688,301

Health Care Equipment & Supplies–3.24%
†Align Technology	41,726	1,545,531
†Cerus	82,850	366,197
†HeartWare International	8,707	828,123
†NxStage Medical	36,636	523,162

		3,263,013

Health Care Providers & Services–2.76%
Air Methods	19,662	666,149
†Brookdale Senior Living	41,526	1,097,947
†IPC The Hospitalist	19,810	1,017,442

		2,781,538

Health Care Technology–1.78%
†athenahealth	5,026	425,803
†HMS Holdings	58,554	1,364,308

		1,790,111

Hotels, Restaurants & Leisure–5.09%
Domino’s Pizza	35,890	2,087,003
Dunkin’ Brands Group	23,315	998,348

LVIP Columbia Small-Mid Cap Growth RPM Fund–3

LVIP Columbia Small-Mid Cap Growth RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment	28,720	$1,008,072
Six Flags Entertainment	29,223	1,027,481

		5,120,904

Household Durables–1.13%
†Standard Pacific	136,234	1,134,829

		1,134,829

Insurance–0.61%
Gallagher (Arthur J)	14,114	616,641

		616,641

Internet & Catalog Retail–3.26%
†HomeAway	39,078	1,263,782
†Netflix	5,186	1,094,713
†TripAdvisor	15,166	923,154

		3,281,649

Internet Software & Services–6.63%
†Cornerstone OnDemand	17,351	751,125
†CoStar Group	12,323	1,590,530
†LinkedIn Class A	2,836	505,659
†OpenTable	23,580	1,507,941
†Trulia	26,754	831,782
†Yelp	42,721	1,485,409

		6,672,446

IT Services–1.79%
†Alliance Data Systems	7,000	1,267,210
†Vantiv Class A	19,324	533,342

		1,800,552

Leisure Equipment & Products–2.10%
Brunswick	16,854	538,485
Polaris Industries	16,527	1,570,065

		2,108,550

Life Sciences Tools & Services–0.59%
†Illumina	7,868	588,841

		588,841

Machinery–0.70%
Donaldson	19,723	703,322

		703,322

Media–2.84%
†AMC Networks Class A	9,876	645,989
†Charter Communications Class A	7,059	874,257
†Imax	30,772	764,992
Sinclair Broadcast Group Class A	19,594	575,672

		2,860,910

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–0.56%
Royal Gold	13,275	$558,612

		558,612

Oil, Gas & Consumable Fuels–3.36%
†Concho Resources	8,200	686,504
Energy XXI Bermuda	17,161	380,631
†Gulfport Energy	11,241	529,114
†Oasis Petroleum	23,591	916,982
SM Energy	7,553	453,029
Western Refining	14,654	411,338

		3,377,598

Personal Products–0.46%
Herbalife	10,345	466,973

		466,973

Pharmaceuticals–1.08%
†Impax Laboratories	34,987	697,991
†Jazz Pharmaceuticals	5,636	387,362

		1,085,353

Professional Services–1.71%
†IHS Class A	5,774	602,690
†TrueBlue	28,207	593,757
†Verisk Analytics Class A	8,803	525,539

		1,721,986

Real Estate Investment Trusts–3.34%
DiamondRock Hospitality	70,344	655,606
Home Properties	8,481	554,403
Rayonier	14,964	828,856
Redwood Trust	27,165	461,805
Tanger Factory Outlet Centers	25,682	859,320

		3,359,990

Road & Rail–1.51%
†Genesee & Wyoming	6,194	525,499
Hunt (J.B.) Transport Services	6,373	460,386
Werner Enterprises	22,255	537,903

		1,523,788

Software–7.41%
†Aspen Technology	38,625	1,112,014
†CommVault Systems	14,087	1,069,062
†Electronic Arts	30,255	694,957
†Guidewire Software	16,784	705,767
†Imperva	13,514	608,671
†Informatica	13,652	477,547
†SolarWinds	11,799	457,919
†Splunk	18,660	865,078
†TiVo	50,600	559,130
†Ultimate Software Group	7,769	911,226

		7,461,371

LVIP Columbia Small-Mid Cap Growth RPM Fund–4

LVIP Columbia Small-Mid Cap Growth RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–3.02%
Dick’s Sporting Goods	14,251	$713,405
GNC Holdings	12,841	567,701
†Tile Shop Holdings	21,929	635,064
†Ulta Salon Cosmetics & Fragrance	9,361	937,598
†Vitamin Shoppe	4,113	184,427

		3,038,195

Textiles, Apparel & Luxury Goods–4.21%
†Fifth & Pacific	57,671	1,288,370
†lululemon athletica	17,166	1,124,716
PVH	8,836	1,104,942
†Tumi Holdings	30,043	721,032

		4,239,060

Thrift & Mortgage Finance–0.75%
Radian Group	64,729	752,151

		752,151

Trading Companies & Distributors–2.05%
TAL International Group	18,877	822,471

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†United Rentals	24,885	$1,242,010

		2,064,481

Wireless Telecommunication Services–1.26%
†SBA Communications Class A	17,058	1,264,339

		1,264,339

Total Common Stock (Cost $80,554,861)		88,715,250

MONEY MARKET FUND–10.67%
Dreyfus Treasury & Agency Cash Management Fund	10,737,061	10,737,061

Total Money Market Fund (Cost $10,737,061)		10,737,061

TOTAL VALUE OF SECURITIES–98.82% (Cost $91,291,922)	99,452,311
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.18%	1,190,437

NET ASSETS APPLICABLE TO 8,519,634 SHARES OUTSTANDING–100.00%	$100,642,748

NET ASSET VALUE–LVIP COLUMBIA SMALL-MID CAP GROWTH RPM FUND STANDARD CLASS ($17,558,073 / 1,466,744 Shares)	$11.971

NET ASSET VALUE–LVIP COLUMBIA SMALL-MID CAP GROWTH RPM FUND SERVICE CLASS ($83,084,675 / 7,052,890 Shares)	$11.780

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$93,090,959
Accumulated net investment loss	(270,721)
Accumulated net realized loss on investments	(342,804)
Net unrealized appreciation of investments and derivatives.	8,165,314

Total net assets	$100,642,748

†	Non-income producing for the period.

ê

Of this amount, $1,789,932 represents payable for securities purchased, $33,066 represents payable for fund shares redeemed and $1,483,300 represents collateral for futures contracts as of June 30, 2013.

LVIP Columbia Small-Mid Cap Growth RPM Fund–5

LVIP Columbia Small-Mid Cap Growth RPM Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(266) E-mini Russell 2000 Index	$(25,893,950)	$(25,927,020)	9/21/13	$(33,070)
(59) E-mini S&P 500 Index	(4,755,929)	(4,717,935)	9/21/13	37,994

	$(30,649,879)			$4,924

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund–6

LVIP Columbia Small-Mid Cap Growth RPM Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$181,819
Foreign tax withheld	(289)

181,530

EXPENSES:
Management fees	335,787
Distribution fees-Service Class	75,937
Accounting and administration expenses	25,081
Reports and statements to shareholders	20,763
Professional fees	12,232
Custodian fees	3,170
Trustees’ fees	759
Pricing fees	636
Other	1,845

476,210
Less management fees waived	(23,959)

Total operating expenses	452,251

NET INVESTMENT LOSS.	(270,721)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	741,870
Futures contracts	(2,234,502)

Net realized loss	(1,492,632)

Net change in unrealized appreciation (depreciation) of:
Investments	6,556,200
Futures contracts	61,458

Net change in unrealized appreciation (depreciation)	6,617,658

NET REALIZED AND UNREALIZED GAIN	5,125,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,854,305

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(270,721)	$(171,070)
Net realized gain (loss)	(1,492,632)	8,134,703
Net change in unrealized appreciation (depreciation)	6,617,658	(4,740,059)

Net increase in net assets resulting from operations	4,854,305	3,223,574

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,364,921	6,763,585
Service Class	42,631,558	20,432,419

	44,996,479	27,196,004

Cost of shares redeemed:
Standard Class	(2,680,621)	(8,825,528)
Service Class	(6,122,194)	(15,998,068)

	(8,802,815)	(24,823,596)

Increase in net assets derived from capital share transactions	36,193,664	2,372,408

NET INCREASE IN NET ASSETS	41,047,969	5,595,982
NET ASSETS:
Beginning of period	59,594,779	53,998,797

End of period	$100,642,748	$59,594,779

Accumulated net investment loss	$(270,721)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund–7

LVIP Columbia Small-Mid Cap Growth RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Small-Mid Cap Growth RPM Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12[2]		12/31/11		Year Ended 12/31/10		12/31/09		12/31/08
Net asset value, beginning of period	$11.109		$10.431		$11.288		$8.871		$5.977		$14.126

Income (loss) from investment operations:
Net investment loss[3]	(0.029)		(0.014)		(0.036)		(0.018)		(0.017)		(0.034)
Net realized and unrealized gain (loss)	0.891		0.692		(0.821)		2.435		2.911		(6.136)

Total from investment operations	0.862		0.678		(0.857)		2.417		2.894		(6.170)

Less dividends and distributions from:
Net realized gain	—		—		—		—		—		(1.979)

Total dividends and distributions	—		—		—		—		—		(1.979)

Net asset value, end of period	$11.971		$11.109		$10.431		$11.288		$8.871		$5.977

Total return[4]	7.76%		6.50%		(7.59%	)	27.25%		48.42%		(49.29% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,558		$16,610		$17,721		$19,494		$15,381		$9,920
Ratio of expenses to average net assets	0.96%		0.95%		0.93%		0.98%		0.98%		0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%		1.02%		1.00%		1.06%		1.08%		1.07%
Ratio of net investment loss to average net assets	(0.50%	)	(0.13%	)	(0.31%	)	(0.19%	)	(0.24%	)	(0.33% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.56%	)	(0.20%	)	(0.38%	)	(0.27%	)	(0.34%	)	(0.42% )
Portfolio turnover	65%		231%		113%		103%		102%		179%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund–8

LVIP Columbia Small-Mid Cap Growth RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Small-Mid Cap Growth RPM Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12[2]		12/31/11		Year Ended 12/31/10		12/31/09		12/31/08
Net asset value, beginning of period	$10.946		$10.304		$11.178		$8.806		$5.948		$14.102

Income (loss) from investment operations:
Net investment loss[3]	(0.043)		(0.041)		(0.064)		(0.042)		(0.034)		(0.059)
Net realized and unrealized gain (loss)	0.877		0.683		(0.810)		2.414		2.892		(6.116)

Total from investment operations	0.834		0.642		(0.874)		2.372		2.858		(6.175)

Less dividends and distributions from:
Net realized gain	—		—		—		—		—		(1.979)

Total dividends and distributions	—		—		—		—		—		(1.979)

Net asset value, end of period	$11.780		$10.946		$10.304		$11.178		$8.806		$5.948

Total return[4]	7.62%		6.23%		(7.83%	)	26.94%		48.05%		(49.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,085		$42,985		$36,278		$31,227		$16,410		$11,088
Ratio of expenses to average net assets	1.21%		1.20%		1.18%		1.23%		1.23%		1.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.27%		1.27%		1.25%		1.31%		1.33%		1.32%
Ratio of net investment loss to average net assets	(0.75%	)	(0.38%	)	(0.56%	)	(0.44%	)	(0.49%	)	(0.58% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.81%	)	(0.45%	)	(0.63%	)	(0.52%	)	(0.59%	)	(0.67% )
Portfolio turnover	65%		231%		113%		103%		102%		179%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund–9

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Columbia Small-Mid Cap Growth RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts..

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $14,769 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Columbia Small-Mid Cap Growth RPM Fund–10

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the first $25 million of the Fund’s average daily net assets; and 0.05% of the next $50 million. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Columbia Management Advisors, LLC (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $1,709 and $248, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $2,774 for the six months ended June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net asset of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$64,083
Distribution fees payable to LFD	16,440
Trading operation fees payable to Lincoln Life	474

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $73,389,378 and sales of $46,560,702 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $91,572,125. At June 30, 2013, net unrealized appreciation was $7,880,187, of which $10,197,407 related to unrealized appreciation of investments and $2,317,220 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Columbia Small-Mid Cap Growth RPM Fund–11

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Common Stock	$88,715,250
Money Market Fund	10,737,061

Total	$99,452,311

Futures Contracts	$4,924

There were no Level 3 investments at the beginning or end of the year.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	199,948	593,621
Service Class	3,651,394	1,858,144

	3,851,342	2,451,765

Shares redeemed:
Standard Class	(228,378)	(797,265)
Service Class	(525,556)	(1,451,996)

	(753,934)	(2,249,261)

Net increase	3,097,408	202,504

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

LVIP Columbia Small-Mid Cap Growth RPM Fund–12

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$4,924

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(2,234,502)	$61,458

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months June 30, 2013:

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,037,637	$12,744,258

6. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Columbia Small-Mid Cap Growth RPM Fund–13

LVIP Delaware Bond Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$ 969.00	0.37%	$1.81
Service Class Shares	1,000.00	967.30	0.72%	3.51

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.96	0.37%	$1.86
Service Class Shares	1,000.00	1,021.22	0.72%	3.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.31%
Agency Mortgage-Backed Securities	27.19%
Commercial Mortgage-Backed Securities	3.79%
Corporate Bonds	36.47%
Aerospace & Defense	0.14%
Air Freight & Logistics	0.34%
Automobiles	0.10%
Beverages	0.77%
Biotechnology	0.10%
Capital Markets	1.30%
Chemicals	1.04%
Commercial Banks	3.89%
Commercial Services & Supplies	0.47%
Computers & Peripherals	0.58%
Construction & Engineering	0.09%
Construction Materials	0.29%
Consumer Finance	0.59%
Containers & Packaging	0.03%
Diversified Consumer Services	0.10%
Diversified Financial Services	2.68%
Diversified Telecommunication Services	1.88%
Electric Utilities	2.05%
Energy Equipment & Services	0.22%
Food Products	0.36%
Health Care Equipment & Supplies	0.84%
Health Care Providers & Services	0.38%
Hotels, Restaurants & Leisure	0.10%
Household Durables	0.05%
Household Products	0.16%
Independent Power Producers & Energy Traders	0.24%
Insurance	2.30%
Internet Software & Services	0.57%
IT Services	0.39%
Life Sciences Tools & Services	0.11%
Machinery	0.12%

Security Type/Sector	Percentage of Net Assets
Media	1.56%
Metals & Mining	1.17%
Multiline Retail	0.07%
Multi-Utilities	1.35%
Office Electronics	0.07%
Oil, Gas & Consumable Fuels	4.81%
Paper & Forest Products	0.62%
Pharmaceuticals	0.27%
Real Estate Investment Trusts	2.23%
Road & Rail	0.08%
Semiconductors & Semiconductor Equipment	0.27%
Software	0.17%
Specialty Retail	0.38%
Trading Companies & Distributors	0.15%
Wireless Telecommunication Services	0.99%
Municipal Bonds	2.16%
Non-Agency Asset-Backed Securities	4.49%
Non-Agency Collateralized Mortgage Obligations	0.17%
Regional Bonds	0.42%
Senior Secured Loans	1.25%
Sovereign Bonds	0.96%
Supranational Banks	0.05%
U.S. Treasury Obligations	15.99%
Preferred Stock	0.38%
Money Market Fund	0.03%
Short-Term Investments	31.17%
Total Value of Securities	126.83%
Options Written	0.00%
Liabilities Net of Receivables and Other Assets	(26.83%	)
Total Net Assets	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Statement of Net Assets

June 30, 2013 (u naudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.31%
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	226,485	$ 253,519
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	96,106	110,249
Series 2002-83 GH 5.00% 12/25/17	4,306,422	4,585,245
Series 2003-38 MP 5.50% 5/25/23	4,000,077	4,395,740
Series 2003-122 AJ 4.50% 2/25/28	42,871	42,917
Series 2005-110 MB 5.50% 9/25/35	1,096,105	1,195,400
•Series 2012-122 SD 5.907% 11/25/42	6,524,107	1,670,726
•Series 2012-124 SD 5.957% 11/25/42	8,081,730	1,988,255
*Series 2013-26 ID 3.00% 4/25/33	9,147,534	1,391,367
Series 2013-31 MI 3.00% 4/25/33	2,793,153	419,048
Series 2013-34 GP 3.00% 5/25/42	59,668,289	60,656,694
*Series 2013-38 AI 3.00% 4/25/33	8,981,069	1,355,480
*Series 2013-44 DI 3.00% 5/25/33	27,283,847	4,172,109
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	90,180	102,827
Series 2326 ZQ 6.50% 6/15/31	431,264	481,733
Series 2512 PG 5.50% 10/15/22	112,409	123,853
Series 2557 WE 5.00% 1/15/18	3,554,366	3,787,969
Series 2622 PE 4.50% 5/15/18	417,570	441,705
Series 2717 MH 4.50% 12/15/18	1,141,207	1,211,670
Series 2762 LG 5.00% 9/15/32	8,504	8,628
Series 3123 HT 5.00% 3/15/26	351,241	386,533
Series 3131 MC 5.50% 4/15/33	604,222	608,071
Series 3173 PE 6.00% 4/15/35	2,789,874	2,867,929
Series 3416 GK 4.00% 7/15/22	528,118	542,079
Series 3455 MB 4.50% 6/15/23	9,739,756	10,403,832
Series 3656 PM 5.00% 4/15/40	6,893,000	7,541,618
•Series 3800 AF 0.693% 2/15/41	940,429	948,618
•*Series 4148 SA 5.908% 12/15/42	9,873,272	2,554,183
*Series 4185 LI 3.00% 3/15/33	6,729,618	1,006,050
*Series 4191 CI 3.00% 4/15/33	2,775,335	458,402

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Pass Through Securities
¿Series T-58 2A 6.50% 9/25/43	797,557	$ 894,584
• ¿Series T-60 1A4C 4.923% 3/25/44	584,644	590,087
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,661,390
Series 2010-113 KE 4.50% 9/20/40	7,175,000	7,831,089
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	2,847,000	2,971,565

Total Agency Collateralized Mortgage Obligations (Cost $128,054,013)		129,661,164

AGENCY MORTGAGE-BACKED SECURITIES–27.19%
Fannie Mae
2.27% 1/1/23	5,658,238	5,344,861
4.50% 5/1/41	2,845,716	2,920,324
5.00% 11/1/34	57,876	61,663
6.50% 8/1/17	247,629	274,324
Fannie Mae ARM
•2.325% 8/1/36	467	486
•2.547% 4/1/36	620,704	659,373
•2.81% 11/1/35	744,962	789,033
Fannie Mae Relocation 15 yr
4.00% 9/1/20	508,198	525,725
Fannie Mae Relocation 30 yr
4.00% 3/1/ 35	759,990	782,704
5.00% 11/1/33	94,113	100,293
5.00% 1/1/34	201,289	214,460
5.00% 10/1/35	306,704	326,577
5.00% 1/1/36	46,270	49,268
5.00% 2/1/36	514,777	548,328
Fannie Mae S.F. 15 yr
2.50% 2/1/28	9,271,112	9,340,927
2.50% 5/1/28	1,428,653	1,439,195
3.00% 11/1/27	2,483,208	2,560,050
3.00% 7/1/28	16,252,174	16,750,172
3.00% 9/25/42	33,737,069	34,691,194
3.50% 7/1/26	3,198,410	3,346,472
3.50% 10/1/26	2,975,787	3,102,355
4.00% 11/1/25	2,989,780	3,194,195
4.00% 3/1/26	6,528,277	6,972,055
4.00% 4/1/27	963,822	1,017,519
5.00% 2/1/21	2,197	2,341
5.00% 9/1/25	2,790,728	2,990,624
5.50% 6/1/20	641,392	677,381
5.50% 1/1/21	2,709	2,911
6.00% 8/1/21	2,266,948	2,517,902
Fannie Mae S.F. 15yr TBA
2.50% 7/1/28	398,708,000	401,013,011

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr TBA (continued)
3.00%7/1/28	178,330,000	$183,429,132
3.50%7/1/28	14,937,000	15,557,819
Fannie Mae S.F. 20 yr
4.00%12/1/30	951,878	992,701
5.00%11/1/23	287,301	311,529
5.50%12/1/29	401,025	435,314
Fannie Mae S.F. 30 yr
3.50%7/1/42	473,923	481,744
3.50%3/1/43	1,178,680	1,198,739
4.00%11/1/40	1,310,793	1,366,224
4.00%1/1/41	6,149,266	6,409,308
4.00%2/1/41	8,979,255	9,388,298
4.00%3/1/41	14,205,633	14,868,879
4.00%9/1/41	899,977	938,880
4.00%10/1/41	4,539,240	4,731,196
4.00%12/1/41	20,184,430	21,037,995
4.00%3/1/42	12,833,865	13,409,381
4.00%1/1/43	20,470,958	21,352,849
4.50%7/1/36	1,000,311	1,058,382
4.50%4/1/40	1,297,005	1,374,188
4.50%8/1/40	6,497,975	6,872,816
4.50%11/1/40	3,544,122	3,755,030
4.50%2/1/41	1,581,184	1,676,536
4.50%3/1/41	7,040,966	7,465,569
4.50%5/1/41	1,191,421	1,264,528
4.50%8/1/41	7,114,452	7,543,486
4.50%10/1/41	3,719,000	3,943,273
4.50%11/1/41	3,239,738	3,435,109
5.00%2/1/35	7,730,607	8,363,101
6.00%8/1/34	502,623	560,817
6.00%1/1/36	441,083	483,006
6.00%6/1/36	329,422	358,474
6.00%9/7/36	176,550	192,120
6.50%3/1/36	151,705	170,554
6.50%6/1/36	1,278,465	1,436,871
6.50%10/1/36	947,462	1,058,675
6.50%8/1/37	413,991	462,522
6.50%12/1/37	1,307,287	1,467,483
7.00%12/1/37	182,875	212,689
7.50%4/1/31	90,929	108,557
7.50%4/1/32	16,461	19,250
7.50%9/1/32	630	753
Fannie Mae S.F. 30 yr TBA
3.00%7/1/43	442,404,000	432,242,511
3.50%7/1/43	76,301,000	77,457,433
4.50%7/1/43	75,425,000	79,809,078
Freddie Mac
4.50% 1/1/41	5,748,704	5,932,875
•Freddie Mac ARM
2.883% 4/1/34	131,739	139,555
Freddie Mac Relocation 30 yr
5.00% 9/1/33	399,935	424,168

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
3.00% 5/1/28	11,736,474	$ 12,137,909
5.00% 6/1/18	449,523	474,846
Freddie Mac S.F. 30 yr
3.00% 11/1/42	3,256,014	3,182,684
3.50% 11/1/41	480,141	488,321
4.00% 10/1/40	3,458,714	3,598,788
4.00% 11/1/40	2,264,404	2,356,110
4.00% 12/1/40	907,256	943,999
4.00% 2/1/42	1,676,200	1,744,084
4.50% 10/1/39	4,949,206	5,210,921
4.50% 11/1/39	8,380,701	8,823,873
4.50% 3/1/42	15,777,126	16,627,705
6.00% 8/1/38	7,190,505	7,869,743
6.00% 10/1/38	10,596,987	11,591,307
7.00% 11/1/33	67,540	78,310
GNMAIS.F.30 yr
7.00% 12/15/34	1,566,767	1,811,341
7.50% 12/15/31	8,396	10,217
7.50% 7/15/32	28,155	32,429

Total Agency Mortgage-Backed Securities (Cost $1,553,422,673)		1,524,397,707

COMMERCIAL MORTGAGE-BACKED SECURITIES–3.79%
Banc of America Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	8,611,000	9,449,031
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	2,990,000	3,202,930
•Series 2005-T20 A4A 5.296% 10/12/42	1,846,000	1,990,357
•Series 2006-PW12 A4 5.902% 9/11/38	2,059,000	2,272,864
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	15,050,000	14,216,742
Commercial Mortgage Pass Through Certificates Trust
•Series 2005-C6 A5A 5.116% 6/10/44	16,297,000	17,469,683
¿Series 2013-CR8 A5 3.612% 6/10/46	7,560,000	7,394,330
•¿Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.569% 2/15/39	682,489	699,137
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	9,171,000	10,102,086
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	2,510,000	2,324,257

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	4,943,000	$ 5,083,534
Series 2005-GG4 A4A 4.751% 7/10/39	16,864,650	17,713,836
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,863,467
#Series 2010-C1 A2 144A 4.592% 8/10/43	12,410,000	13,329,767
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,669,877
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH B 144A 4.049% 4/10/34	9,905,000	9,872,621
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	4,900,000	5,249,894
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	7,684,000	8,159,509
•Series 2005-LDP5 A4 5.367% 12/15/44	2,790,000	3,010,803
Series 2011-C5 A3 4.171% 8/15/46	7,430,000	7,754,594
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	1,882,942	1,914,033
•Series 2005-C3 B 4.895% 7/15/40	1,835,000	1,900,999
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	2,189,000	2,324,285
Series 2005-IQ9 A5 4.70% 7/15/56	5,000,000	5,228,820
•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.816% 6/11/42	11,896,000	13,449,665
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	6,185,000	6,706,779
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	4,716,000	5,277,270
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	18,350,000	17,106,035
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	3,770,000	3,496,290

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust (continued)
Series 2013-C11 A5 3.071% 3/15/45	3,040,000	$ 2,853,183
Series 2013-C14 A5 3.337% 6/15/46	5,775,000	5,505,718

Total Commercial Mortgage-Backed Securities (Cost $206,473,656)		212,592,396

CORPORATE BONDS–36.47%
Aerospace & Defense–0.14%
Northrop Grumman 3.25% 8/1/23	8,425,000	7,989,545

		7,989,545

Air Freight & Logistics–0.34%
FedEx 4.10% 4/15/43	13,885,000	12,307,983
United Parcel Service 5.125% 4/1/19	6,095,000	7,017,204

		19,325,187

Automobiles–0.10%
#Daimler Finance North America 144A 2.25% 7/31/19	5,715,000	5,559,941

		5,559,941

Beverages–0.77%
#Anadolu Efes Biracilik Ve Malt Sanayii 144A 3.375% 11/1/22	3,325,000	2,876,125
Fomento Economico Mexicano 4.375% 5/10/43	4,286,000	3,752,440
#Heineken 144A 3.40% 4/1/22	3,715,000	3,658,658
Molson Coors Brewing 5.00% 5/1/42	14,855,000	14,322,359
#Pernod-Ricard 144A 5.75% 4/7/21	16,450,000	18,303,191

		42,912,773

Biotechnology–0.10%
Celgene 3.95% 10/15/20	5,320,000	5,519,958

		5,519,958

Capital Markets–1.30%
#Banco BTG Pactual 144A 4.00% 1/16/20	5,160,000	4,450,500
•Bank of New York Mellon 4.50% 12/31/49	4,740,000	4,467,450
•Bear Stearns 3.40% 4/24/14	AUD 2,700,000	2,466,256
•Deutsche Bank 4.296% 5/24/28	400,000	370,063
Jefferies Group
5.125% 1/20/23	7,455,000	7,411,336
6.45% 6/8/27	1,836,000	1,817,640
6.50% 1/20/43	1,440,000	1,383,084
Lazard Group 6.85% 6/15/17	7,110,000	7,959,787

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley
2.125% 4/25/18	13,205,000	$ 12,651,895
4.10% 5/22/23	18,490,000	17,117,228
Oesterreichische Kontrollbank 1.125% 5/29/18	5,485,000	5,330,147
State Street 3.10% 5/15/23	7,760,000	7,283,784

		72,709,170

Chemicals–1.04%
CF Industries
4.95% 6/1/43	4,675,000	4,456,079
6.875% 5/1/18	14,957,000	17,603,656
Dow Chemical 8.55% 5/15/19	17,212,000	21,986,764
LyondellBasell Industries 5.75% 4/15/24	11,346,000	12,502,225
#Phosagro 144A 4.204% 2/13/18	1,763,000	1,740,963

		58,289,687

Commercial Banks–3.89%
#Banco Santander Mexico 144A 4.125% 11/9/22	7,560,000	7,106,400
BanColombia
5.125% 9/11/22	3,122,000	2,989,315
5.95% 6/3/21	1,355,000	1,446,463
Bank Nederlandse Gemeenten
#144A 1.375% 3/19/18	9,986,000	9,788,387
#144A 2.50% 1/23/23	11,846,000	11,136,046
Barclays Bank 7.625% 11/21/22	5,120,000	5,036,800
BB&T 5.25% 11/1/19	19,055,000	21,209,187
#BBVA Banco Continental 144A 3.25% 4/8/18	6,020,000	5,869,500
BBVA US Senior 4.664% 10/9/15	3,675,000	3,787,731
•Branch Banking & Trust 0.592% 9/13/16	9,708,000	9,612,483
City National 5.25% 9/15/20	4,937,000	5,358,620
•Fifth Third Bancorp 5.10% 12/31/49	6,130,000	5,808,175
•Fifth Third Capital Trust IV 6.50% 4/15/37	7,423,000	7,423,000
Goldman Sachs Group 3.375% 2/1/18	CAD 1,930,000	1,812,799
#HSBC Bank 144A 4.75% 1/19/21	8,579,000	9,371,785
HSBC Holdings 4.00% 3/30/22	3,112,000	3,191,994
KeyBank 6.95% 2/1/28	8,563,000	10,443,375
•National City Bank 0.644% 6/7/17	5,230,000	5,176,832
PNC Bank 6.875% 4/1/18	10,370,000	12,450,263
PNC Financial Services Group
•4.494% 5/29/49	5,625,000	5,622,188
•4.85% 5/29/49	4,965,000	4,642,275
PNC Funding 5.125% 2/8/20	2,428,000	2,671,582

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Funding (continued)
5.625% 2/1/17	78,000	$ 86,608
Regions Financial 2.00% 5/15/18	4,665,000	4,414,923
Royal Bank of Scotland Group 6.10% 6/10/23	4,805,000	4,566,869
#Sberbank of Russia 144A 6.125% 2/7/22	5,160,000	5,398,392
#Standard Chartered 144A 3.95% 1/11/23	7,865,000	7,330,620
•SunTrust Bank 0.564% 8/24/15	3,530,000	3,503,454
SVB Financial Group 5.375% 9/15/20	1,085,000	1,191,109
#Turkiye Halk Bankasi 144A 3.875% 2/5/20	3,820,000	3,457,100
U.S. Bank 4.95% 10/30/14	1,890,000	1,995,292
•USB Capital IX 3.50% 10/29/49	20,338,000	17,744,905
•Wachovia 0.647% 10/15/16	3,315,000	3,257,995
Zions Bancorp
4.50% 3/27/17	2,579,000	2,729,755
4.50% 6/13/23	8,040,000	7,930,021
7.75% 9/23/14	2,368,000	2,552,318

		218,114,561

Commercial Services & Supplies–0.47%
ADT 4.125% 6/15/23	4,010,000	3,784,630
Brambles USA
#144A 3.95% 4/1/15	2,705,000	2,825,943
#144A 5.35% 4/1/20	6,830,000	7,499,709
International Lease Finance
5.875% 4/1/19	1,685,000	1,710,275
6.25% 5/15/19	3,346,000	3,454,745
6.625% 11/15/13	3,640,000	3,699,150
8.75% 3/15/17	2,975,000	3,328,281

		26,302,733

Computers & Peripherals–0.58%
Apple 2.40% 5/3/23	11,590,000	10,772,523
EMC
2.65% 6/1/20	5,120,000	5,055,104
3.375% 6/1/23	9,525,000	9,368,428
NetApp
2.00% 12/15/17	3,175,000	3,095,723
3.25% 12/15/22	4,850,000	4,474,528

		32,766,306

Construction & Engineering–0.09%
URS
#144A 4.35% 4/1/17	1,610,000	1,641,591
#144A 5.50% 4/1/22	3,380,000	3,493,761

		5,135,352

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction Materials–0.29%
#Cemex 144A 9.50% 6/15/18	3,235,000	$ 3,509,975
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,910,000	3,084,600
#Cemex Finance 144A 9.375% 10/12/22	2,360,000	2,584,200
#Votorantim Cimentos 144A 7.25% 4/5/41	7,450,000	7,263,750

		16,442,525

Consumer Finance–0.59%
Ford Motor Credit
5.00% 5/15/18	5,308,000	5,673,849
5.875% 8/2/21	7,715,000	8,424,911
#Hyundai Capital America 144A 2.125% 10/2/17	4,190,000	4,054,889
•Toyota Motor Credit 0.356% 7/25/13	15,000,000	15,003,045

		33,156,694

Containers & Packaging–0.03%
Rock Tenn 4.00% 3/1/23	1,795,000	1,732,968

		1,732,968

Diversified Consumer Services–0.10%
Yale University 2.90% 10/15/14	5,552,000	5,720,975

		5,720,975

Diversified Financial Services–2.68%
AgriBank 9.125% 7/15/19	5,515,000	7,158,420
Bank of America
2.00% 1/11/18	18,035,000	17,487,674
3.875% 3/22/17	4,445,000	4,659,427
•5.20% 12/29/49	7,315,000	6,912,675
CDP Financial
#144A 4.40% 11/25/19	7,352,000	8,100,559
#144A 5.60% 11/25/39	5,637,000	6,481,800
#ERAC USA Finance 144A 5.25% 10/1/20	11,096,000	12,288,620
General Electric Capital 2.10% 12/11/19	3,705,000	3,611,367
#144A 3.80% 6/18/19	3,990,000	4,159,028
•5.25% 6/29/49	3,200,000	3,064,000
6.00% 8/7/19	17,449,000	20,283,433
•6.25% 12/15/49	3,400,000	3,627,729
•7.125% 12/15/49	3,300,000	3,735,290
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,107,000	1,927,905
JPMorgan Chase
1.625% 5/15/18	5,800,000	5,566,776
2.05% 1/24/14	3,000,000	3,024,810
2.92% 9/19/17	CAD 3,000,000	2,825,213
3.375% 5/1/23	6,860,000	6,400,888
4.875% 3/15/14	3,790,000	3,897,894

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase (continued)
•5.15% 12/29/49	3,750,000	$ 3,590,625
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	7,675,000	7,483,125
#Temasek Financial I 144A 2.375% 1/23/23	4,910,000	4,373,892
#Tenedora Nemak 144A 5.50% 2/28/23	4,370,000	4,151,500
#Uralkali OJSC via Uralkali Finance 144A 3.723% 4/30/18	5,405,000	5,201,215
#•USB Realty 144A 1.424% 12/22/49	500,000	432,500

		150,446,365

Diversified Telecommunication Services–1.88%
Bell Canada 3.35% 3/22/23	CAD 1,288,000	1,148,255
CC Holdings 3.849% 4/15/23	735,000	694,461
CenturyLink 5.80% 3/15/22	7,008,000	6,955,440
#Digicel 144A 6.00% 4/15/21	5,040,000	4,775,400
Digicel Group
#144A 8.25% 9/30/20	2,080,000	2,163,200
#144A 10.50% 4/15/18	1,335,000	1,421,775
#Oi 144A 5.75% 2/10/22	3,482,000	3,251,318
#Qtel International Finance 144A 3.25% 2/21/23	3,210,000	2,929,125
Qwest 6.75% 12/1/21	3,681,000	4,104,462
#SBA Tower Trust 144A 2.24% 4/15/18	4,935,000	4,864,175
#SES 144A 3.60% 4/4/23	7,315,000	7,131,211
#TBG Global 144A 4.625% 4/3/18	3,385,000	3,241,138
#Telefonica Chile 144A 3.875% 10/12/22	7,230,000	6,638,586
Telefonica Emisiones 3.192% 4/27/18	13,795,000	13,376,680
Telefonica Emisiones SAU 4.57% 4/27/23	1,960,000	1,879,958
#Telemar Norte Leste 144A 5.50% 10/23/20	1,220,000	1,140,700
Virgin Media Secured Finance 6.50% 1/15/18	16,605,000	17,144,663
Vivendi
#144A 3.45% 1/12/18	3,158,000	3,202,831
#144A 6.625% 4/4/18	7,153,000	8,279,226
Vodafone Group 2.95% 2/19/23	11,725,000	10,861,618

		105,204,222

Electric Utilities–2.05%
#American Transmission Systems 144A 5.25% 1/15/22	6,082,000	6,588,898
#APT Pipelines 144A 3.875% 10/11/22	1,990,000	1,838,887

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
ComEd Financing III 6.35% 3/15/33	4,153,000	$ 4,313,584
Commonwealth Edison 5.95% 8/15/16	522,000	594,703
#•Electricite de France 144A 5.25% 12/29/49	6,885,000	6,594,212
Entergy Mississippi 3.10% 7/1/23	4,960,000	4,719,941
Great Plains Energy 5.292% 6/15/22	7,736,000	8,388,733
Ipalco Enterprises 5.00% 5/1/18	2,440,000	2,525,400
LG&E & KU Energy
3.75% 11/15/20	6,374,000	6,516,758
4.375% 10/1/21	7,674,000	8,009,269
#Narragansett Electric 144A 4.17% 12/10/42	3,335,000	3,024,045
NextEra Energy Capital Holdings 3.625% 6/15/23	3,345,000	3,228,554
•6.35% 10/1/66	13,853,000	14,348,314
•6.65% 6/15/67	815,000	850,372
NiSource Finance 5.80% 2/1/42	4,663,000	4,819,509
NV Energy 6.25% 11/15/20	7,660,000	9,012,940
Pennsylvania Electric 5.20% 4/1/20	6,538,000	7,198,887
•PPL Capital Funding 6.70% 3/30/67	4,081,000	4,217,097
Public Service Company of Oklahoma 5.15% 12/1/19	6,403,000	7,265,158
Saudi Electricity Global Sukuk 2
#144A 3.473% 4/8/23	2,975,000	2,863,438
#144A 5.06% 4/8/43	4,020,000	3,668,250
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,559,009

		115,145,958

Energy Equipment & Services–0.22%
Transocean 2.50% 10/15/17	6,000,000	5,935,428
Weatherford International Bermuda 9.625% 3/1/19	4,859,000	6,149,832

		12,085,260

Food Products–0.36%
#BFF International 144A 7.25% 1/28/20	2,370,000	2,621,220
#Brasil Foods 144A 5.875% 6/6/22	4,920,000	5,061,696
#Cosan Luxembourg 144A 5.00% 3/14/23	3,150,000	3,000,375
#ESAL 144A 6.25% 2/5/23	6,940,000	6,370,920
#Want Want China Finance 144A 1.875% 5/14/18	3,340,000	3,134,223

		20,188,434

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.84%
Boston Scientific 6.00% 1/15/20	3,629,000	$ 4,113,207
CareFusion
#144A 3.30% 3/1/23	10,340,000	9,841,674
6.375% 8/1/19	13,804,000	15,953,131
Covidien International Finance 2.95% 6/15/23	5,295,000	5,016,181
St. Jude Medical 3.25% 4/15/23	4,230,000	3,996,952
Zimmer Holdings 4.625% 11/30/19	7,524,000	8,232,881

		47,154,026

Health Care Providers & Services–0.38%
Highmark
#144A 4.75% 5/15/21	2,568,000	2,422,166
#144A 6.125% 5/15/41	967,000	853,953
Laboratory Corporation of America Holdings 2.20% 8/23/17	2,895,000	2,877,065
Quest Diagnostics 4.70% 4/1/21	7,123,000	7,416,567
WellPoint 3.30% 1/15/23	8,176,000	7,798,874

		21,368,625

Hotels, Restaurants & Leisure–0.10%
Wyndham Worldwide
4.25% 3/1/22	2,265,000	2,209,840
5.625% 3/1/21	3,035,000	3,257,399

		5,467,239

Household Durables–0.05%
Newell Rubbermaid 2.05% 12/1/17	3,075,000	3,016,550

		3,016,550

Household Products–0.16%
Energizer Holdings 4.70% 5/24/22	8,944,000	9,123,971

		9,123,971

Independent Power Producers & Energy Traders–0.24%
Exelon Generation 4.25% 6/15/22	13,715,000	13,741,854

		13,741,854

Insurance–2.30%
American International Group 8.25% 8/15/18	12,207,000	15,171,092
•Chubb 6.375% 3/29/67	12,383,000	13,311,725
•ING Groep 5.775% 12/29/49	2,647,000	2,554,355
ING US
#144A 2.90% 2/15/18	3,555,000	3,576,728
#144A 5.50% 7/15/22	4,495,000	4,790,097
#•144A 5.65% 5/15/53	6,770,000	6,380,725
Liberty Mutual Group #144A 4.25% 6/15/23	10,480,000	10,146,317

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Group (continued)
#144A 4.95% 5/1/22	4,849,000	$ 4,987,274
#144A 6.50% 5/1/42	4,783,000	5,134,718
MetLife
6.40% 12/15/36	50,000	51,438
6.817% 8/15/18	12,014,000	14,568,789
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	704,389
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,506,000	9,945,450
Metropolitan Life Global Funding I
#144A 3.00% 1/10/23	2,455,000	2,309,995
#144A 3.875% 4/11/22	1,235,000	1,253,489
Prudential Financial
3.875% 1/14/15	1,952,000	2,034,374
4.50% 11/15/20	1,671,000	1,783,854
4.50% 11/16/21	711,000	750,374
•5.625% 6/15/43	3,490,000	3,428,925
•5.875% 9/15/42	2,995,000	3,009,975
6.00% 12/1/17	3,572,000	4,105,875
•XL Group 6.50% 12/31/49	4,980,000	4,880,400
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	12,801,000	13,793,078

		128,673,436

Internet Software & Services–0.57%
Amazon.com 2.50% 11/29/22	15,970,000	14,526,807
Baidu 3.50% 11/28/22	6,555,000	5,889,785
eBay 4.00% 7/15/42	6,445,000	5,487,673
#Tencent Holdings 144A 3.375% 3/5/18	6,035,000	6,027,251

		31,931,516

IT Services–0.39%
Fidelity National Information Services 3.50% 4/15/23	6,280,000	5,683,381
Total System Services
2.375% 6/1/18	1,285,000	1,246,396
3.75% 6/1/23	7,155,000	6,656,948
Western Union
2.875% 12/10/17	4,805,000	4,822,346
3.65% 8/22/18	3,142,000	3,228,251

		21,637,322

Life Sciences Tools & Services–0.11%
Agilent Technologies 3.875% 7/15/23	6,290,000	6,087,072

		6,087,072

Machinery–0.12%
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	6,655,000	6,626,510

		6,626,510

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media–1.56%
#Cox Communications 144A 3.25% 12/15/22	12,915,000	$ 12,175,113
Historic TW 6.875% 6/15/18	16,787,000	20,205,639
Interpublic Group
2.25% 11/15/17	1,485,000	1,444,602
3.75% 2/15/23	4,275,000	3,977,960
4.00% 3/15/22	6,531,000	6,273,476
#Myriad International Holdings 144A 6.375% 7/28/17	5,770,000	6,361,425
#SES 144A 5.30% 4/4/43	14,000,000	13,667,010
Time Warner Cable
5.85% 5/1/17	2,510,000	2,767,928
8.25% 4/1/19	6,889,000	8,304,063
Viacom 4.875% 6/15/43	13,200,000	12,209,512

		87,386,728

Metals & Mining–1.17%
ArcelorMittal 10.35% 6/1/19	13,421,000	15,937,438
#Barrick Gold 144A 4.10% 5/1/23	18,350,000	15,360,381
Barrick North America Finance 4.40% 5/30/21	2,281,000	2,042,667
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	10,100,000	9,159,458
#Gerdau Trade 144A 4.75% 4/15/23	5,765,000	5,202,913
Rio Tinto Finance USA 2.25% 12/14/18	4,630,000	4,504,985
Southern Copper 5.25% 11/8/42	4,950,000	4,086,616
Teck Resources 3.75% 2/1/23	5,555,000	5,113,894
#Vedanta Resources 144A 6.00% 1/31/19	4,145,000	3,958,475

		65,366,827

Multiline Retail–0.07%
#SACI Falabella 144A 3.75% 4/30/23	4,030,000	3,707,600

		3,707,600

Multi-Utilities–1.35%
Ameren Illinois 9.75% 11/15/18	13,831,000	18,582,861
CenterPoint Energy 5.95% 2/1/17	5,236,000	5,958,704
CMS Energy 6.25% 2/1/20	3,379,000	3,930,723
#GDF Suez 144A 2.875% 10/10/22	5,140,000	4,862,157
•Integrys Energy Group 6.11% 12/1/66	8,418,000	8,803,561
Nisource Finance
3.85% 2/15/23	1,975,000	1,920,208
4.80% 2/15/44	8,150,000	7,407,943
Puget Energy 6.00% 9/1/21	2,034,000	2,189,489
•Puget Sound Energy 6.974% 6/1/67	7,777,000	8,198,692

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
SCANA 4.125% 2/1/22	4,738,000	$ 4,671,142
•Wisconsin Energy 6.25% 5/15/67	8,805,000	9,341,313

		75,866,793

Office Electronics–0.07%
Xerox 6.35% 5/15/18	3,386,000	3,884,748

		3,884,748

Oil, Gas & Consumable Fuels–4.81%
Apache 2.625% 1/15/23	10,600,000	9,793,849
Chevron 2.427% 6/24/20	5,620,000	5,596,891
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,322,000	3,213,503
CNOOC Finance 2013 3.00% 5/9/23	1,875,000	1,697,333
#Continental Resources 144A 4.50% 4/15/23	7,515,000	7,317,731
Ecopetrol 7.625% 7/23/19	6,926,000	8,224,625
El Paso Pipeline Partners Operating 6.50% 4/1/20	5,875,000	6,829,212
•Enbridge Energy Partners 8.05% 10/1/37	8,282,000	9,426,987
Energy Transfer Partners 9.70% 3/15/19	4,386,000	5,698,568
Enterprise Products Operating
•7.034% 1/15/68	9,989,000	11,223,640
9.75% 1/31/14	4,203,000	4,416,117
#Gazprom Neft Capital 144A 4.375% 9/19/22	7,515,000	6,920,188
#IPIC GMTN 144A 5.50% 3/1/22	3,024,000	3,243,240
KazMunayGas National JSC
#144A 5.75% 4/30/43	1,145,000	1,017,619
#144A 9.125% 7/2/18	3,250,000	3,904,063
Kinder Morgan Energy Partners
3.50% 9/1/23	14,970,000	14,058,701
9.00% 2/1/19	7,491,000	9,580,435
Lukoil International Finance 6.125% 11/9/20	7,685,000	8,126,888
Newfield Exploration 5.625% 7/1/24	4,810,000	4,689,750
Noble Holding International
3.95% 3/15/22	8,045,000	7,885,942
5.25% 3/15/42	1,670,000	1,501,028
Pemex Project Funding Master Trust 6.625% 6/15/35	252,000	265,860
#Pertamina Persero 144A 4.875% 5/3/22	3,145,000	3,019,200
Petrobras Global Finance 3.00% 1/15/19	7,180,000	6,687,351
Petrobras International Finance 5.375% 1/27/21	8,139,000	8,217,899

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrohawk Energy 7.25% 8/15/18	1,595,000	$ 1,744,133
Petroleos de Venezuela 9.00% 11/17/21	11,441,600	9,668,152
Petroleos Mexicanos
#144A 3.50% 1/30/23	6,845,000	6,331,625
5.50% 6/27/44	3,615,000	3,262,538
Plains All American Pipeline 8.75% 5/1/19	6,543,000	8,537,293
Pride International 6.875% 8/15/20	16,281,000	19,350,343
#Rosneft Oil 144A 4.199% 3/6/22	2,114,000	1,963,906
Sinopec Capital 2013
#144A 1.875% 4/24/18	5,815,000	5,598,525
#144A 3.125% 4/24/23	1,685,000	1,523,924
Spectra Energy Capital 3.30% 3/15/23	2,465,000	2,228,399
Statoil
2.65% 1/15/24	2,925,000	2,718,799
3.95% 5/15/43	3,375,000	3,065,351
Sunoco Logistics Partners Operations 3.45% 1/15/23	8,115,000	7,553,969
Talisman Energy 5.50% 5/15/42	12,990,000	12,763,974
TransCanada PipeLines
3.80% 10/1/20	132,000	139,237
•6.35% 5/15/67	11,503,000	12,006,026
Williams Partners 7.25% 2/1/17	5,910,000	6,874,222
Woodside Finance
#144A 8.125% 3/1/14	6,555,000	6,852,761
#144A 8.75% 3/1/19	3,674,000	4,691,768

		269,431,565

Paper & Forest Products–0.62%
Georgia-Pacific
#144A 3.734% 7/15/23	6,535,000	6,369,423
8.00% 1/15/24	12,799,000	16,519,823
International Paper
6.00% 11/15/41	9,945,000	10,616,357
9.375% 5/15/19	1,057,000	1,383,190

		34,888,793

Pharmaceuticals–0.27%
#Mylan 144A 3.125% 1/15/23	3,535,000	3,238,092
Zoetis
#144A 1.875% 2/1/18	7,750,000	7,595,140
#144A 3.25% 2/1/23	4,750,000	4,522,219

		15,355,451

Real Estate Investment Trusts–2.23%
Alexandria Real Estate Equities
3.90% 6/15/23	3,520,000	3,367,443
4.60% 4/1/22	6,192,000	6,321,481
American Tower 5.90% 11/1/21	7,235,000	8,062,698

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Trust I
#144A 1.551% 3/15/18	9,680,000	$ 9,545,540
#144A 3.07% 3/15/23	6,180,000	5,940,547
Boston Properties 3.80% 2/1/24	5,365,000	5,280,566
BRE Properties 3.375% 1/15/23	4,900,000	4,572,866
#Corporate Office Properties 144A 3.60% 5/15/23	4,655,000	4,305,209
DDR
4.625% 7/15/22	1,720,000	1,741,331
4.75% 4/15/18	3,402,000	3,659,389
7.50% 4/1/17	1,140,000	1,323,075
7.875% 9/1/20	5,892,000	7,196,990
9.625% 3/15/16	478,000	569,549
Digital Realty Trust
5.25% 3/15/21	8,488,000	8,867,923
5.875% 2/1/20	3,339,000	3,648,348
Duke Realty 3.625% 4/15/23	4,450,000	4,126,414
Host Hotels & Resorts
3.75% 10/15/23	4,030,000	3,703,816
4.75% 3/1/23	1,305,000	1,304,597
5.25% 3/15/22	7,416,000	7,695,910
5.875% 6/15/19	2,330,000	2,506,134
#Lexington Realty Trust 144A 4.25% 6/15/23	5,395,000	5,181,547
National Retail Properties
3.30% 4/15/23	3,685,000	3,337,095
3.80% 10/15/22	2,105,000	2,008,985
Regency Centers
4.80% 4/15/21	1,950,000	2,059,592
5.875% 6/15/17	2,802,000	3,123,398
UDR 4.625% 1/10/22	4,775,000	4,948,385
#WEA Finance 144A 4.625% 5/10/21	5,174,000	5,467,278
Weingarten Realty Investors 3.50% 4/15/23	5,360,000	4,957,952

		124,824,058

Road & Rail–0.08%
#Korea Expressway 144A 1.875% 10/22/17	4,570,000	4,311,096

		4,311,096

Semiconductors & Semiconductor Equipment–0.27%
National Semiconductor 6.60% 6/15/17	9,045,000	10,637,273
#Samsung Electronics America 144A 1.75% 4/10/17	4,760,000	4,719,064

		15,356,337

Software–0.17%
Microsoft 2.125% 11/15/22	4,910,000	4,480,679
Oracle 5.75% 4/15/18	495,000	576,611

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Symantec 4.20% 9/15/20	4,235,000	$ 4,347,829

		9,405,119

Specialty Retail–0.38%
#QVC 144A 4.375% 3/15/23	22,740,000	21,252,258

		21,252,258

Trading Companies & Distributors–0.15%
#Glencore Funding 144A 2.50% 1/15/19	9,205,000	8,338,404

		8,338,404

Wireless Telecommunication Services–0.99%
America Movil SAB de CV 5.00% 3/30/20	12,637,000	13,626,351
#Crown Castle Towers 144A 4.883% 8/15/20	29,095,000	31,334,238
#Millicom International Cellular 144A 4.75% 5/22/20	3,750,000	3,572,850
Telefonica Emisiones SAU 5.289% 12/9/22	EUR 500,000	748,406
#VimpelCom 144A 7.748% 2/2/21	5,705,000	6,097,219

		55,379,064

Total Corporate Bonds (Cost $2,041,694,875)		2,044,331,576

MUNICIPAL BONDS–2.16%
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	21,067,396
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	7,356,497
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	17,368,516
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,453,240

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 ((NATL-RE) (FGIC))	400,000	$ 422,000
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bonds Series A2 5.45% 11/15/32 (GO OF AUTH)	18,055,000	19,787,558
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	22,037,199
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,155,822
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	13,681,722
University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds 5.792% 11/1/41	9,235,000	10,513,124

Total Municipal Bonds (Cost $103,976,550)		120,843,074

NON-AGENCY ASSET-BACKED SECURITIES–4.49%
AEP Texas Central Transition Funding Series 2012-1 A2 1.976% 6/1/21	7,253,000	7,165,877
Ally Master Owner Trust
•Series 2010-4 A 1.263% 8/15/17	5,000,000	5,039,680
•Series 2011-1 A1 1.063% 1/15/16	4,616,000	4,622,942
•Series 2013-2 A 0.643% 4/15/18	5,000,000	4,974,755
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	5,356,000	5,443,913
Bank of America Auto Trust Series 2012-1 A3 0.78% 6/15/16	8,426,000	8,431,822

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.593% 9/15/17	10,000,000	$ 9,961,650
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	3,085,000	3,064,664
Capital One Multi-Asset Execution Trust
•Series 2006-A11 A11 0.283% 6/17/19	20,000,000	19,850,140
Series 2007-A7 A7 5.75% 7/15/20	15,284,000	17,791,004
•Series 2013-A2 A2 0.373% 2/15/19	3,500,000	3,486,193
•C-BASS Trust Series 2006-CB6 A23 0.343% 7/25/36	1,848,059	1,479,528
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	8,482,000	8,458,895
Chase Issuance Trust
•Series 2007-B1 B1 0.443% 4/15/19	20,592,000	20,125,962
•Series 2012-A6 A 0.323% 8/15/17	20,575,000	20,519,283
•Series 2013-A3 A3 0.473% 4/15/20	10,000,000	9,945,290
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	4,526,000	5,435,396
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.943% 8/15/18	16,272,000	16,710,742
Citicorp Residential Mortgage Securities
•Series 2006-3 A4 5.703% 11/25/36	59,803	59,663
•Series 2006-3 A5 5.948% 11/25/36	5,708,000	5,423,673
Discover Card Master Trust Series 2012-A1 A1 0.81% 8/15/17	5,862,000	5,872,276
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	1,677,949	1,679,672
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	1,678,091	1,656,936
General Electric Capital Credit Card Master Note Trust
Series 2012-2 A 2.22% 1/18/22	2,225,000	2,213,677
Series 2012-6 A 1.36% 8/17/20	4,960,000	4,878,507
#Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17	2,420,000	2,419,654

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	4,633,000	$ 4,685,279
#•KKR CLO Trust Series 2013-1A A1 144A 1.453% 7/15/25	10,000,000	9,825,000
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.516% 7/20/22	13,437,465	12,980,591
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	2,700,000	2,679,920
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	5,420,000	5,392,873
Mid-State Trust Series 11 A1 4.864% 7/15/38	737,852	788,401
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15	4,601,755	4,603,669
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.593% 10/15/15	3,022,000	3,060,011
#•Victoria Falls CLO Series 2005-1A A2 144A 0.604% 2/17/17	270,895	270,378
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17	6,106,000	6,118,896
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	4,375,000	4,374,606

Total Non-Agency Asset-Backed Securities (Cost $249,802,057)		251,491,418

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.17%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	187,656	196,255
•Bank of America Mortgage Securities Series 2004-L 4A1 5.155% 1/25/35	762,088	752,311
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35	1,514,361	1,260,429
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	310,232	327,684
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.263% 4/25/36	2,971,528	2,584,026

		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Lehman Mortgage Trust Series 2006-1 1A3 5.50% 2/25/36		349,647	$ 291,048
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33		143,307	153,067
MASTR ARM Trust
•Series 2003-6 1A2 2.825% 12/25/33		302,368	299,410
•Series 2005-6 7A1 5.211% 6/25/35		827,174	800,368
•Series 2006-2 4A1 2.649% 2/25/36		616,167	567,672
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		388,413	390,751
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.54% 2/25/35		277,995	244,107
•Structured ARM Loan Trust Series 2004-3AC A2 2.499% 3/25/34		175,076	173,124
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		437,112	450,503
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		1,302,475	1,247,678

Total Non-Agency Collateralized Mortgage Obligations (Cost $10,418,678)			9,738,433

ΔREGIONAL BONDS–0.42%
Australia–0.42%
New South Wales Treasury
3.75% 11/20/20	AUD	4,467,000	5,114,076
6.00% 3/1/22	AUD	11,107,000	11,379,754
Queensland Treasury 4.25% 7/21/23	AUD	865,000	757,211
Victoria Treasury 6.00% 10/17/22	AUD	5,897,000	6,070,297

Total Regional Bonds (Cost $27,096,110)			23,321,338

«SENIOR SECURED LOANS–1.25%
Biomet Tranche B1 1st Lien 3.75% 7/25/17		1,985,000	1,986,396
Chrysler Group Tranche B 4.25% 5/24/17		5,980,000	6,023,226
Compass Investors 5.25% 12/14/19		4,805,850	4,835,887

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Davita HealthCare Partners Tranche B2 4.00% 8/1/19	11,940,000	$ 11,994,679
First Data 1st Lien 4.00% 4/5/17	15,000,000	14,760,945
Gray Television 4.75% 10/11/19	2,299,054	2,314,861
Level 3 Financing Tranche B2 4.75% 8/1/19	12,000,000	12,069,000
PQ Tranche B 4.50% 8/7/17	4,039,700	4,048,959
Univision Communications 1st Lien 4.50% 2/22/20	11,970,000	11,917,631

Total Senior Secured Loans (Cost $69,876,290)		69,951,584

ΔSOVEREIGN BONDS–0.96%
Australia–0.09%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD 3,014,000	5,069,082

		5,069,082

Finland–0.11%
Finland Government 4.00% 7/4/25	EUR 3,771,000	5,822,433

		5,822,433

Ireland–0.11%
#VEB Finance 144A 6.025% 7/5/22	6,100,000	6,313,500

		6,313,500

Mexico–0.10%
Mexican Bonos
7.75% 5/29/31	MXN 28,966,000	2,481,378
10.00% 11/20/36	MXN 31,838,000	3,277,913

		5,759,291

Paraguay–0.04%
#Republic of Paraguay 144A 4.625% 1/25/23	2,480,000	2,418,000

		2,418,000

Poland–0.23%
Poland Government 4.00% 10/25/23	PLN 18,561,000	5,429,744
Poland Government Bonds 5.75% 10/25/21	PLN 22,491,000	7,498,015

		12,927,759

South Africa–0.25%
South Africa Government 10.50% 12/21/26	ZAR 114,283,000	14,036,057

		14,036,057

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sri Lanka–0.02%
#Sri Lanka Government International 144A 5.875% 7/25/22		1,260,000	$ 1,203,300

			1,203,300

Sweden–0.01%
Sweden Government 3.00% 7/12/16	SEK	1,270,000	199,012

			199,012

Total Sovereign Bonds (Cost $57,902,475)			53,748,434

SUPRANATIONAL BANKS–0.05%
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	620,000	97,201
3.375% 4/30/15	NOK	17,480,000	2,956,388

Total Supranational Banks (Cost $3,288,848)			3,053,589

U.S. TREASURY OBLIGATIONS–15.99%
U.S. Treasury Bonds
¥2.75% 11/15/42		110,470,000	95,271,758
2.875% 5/15/43		4,480,000	3,965,499
3.125% 2/15/43		29,865,000	27,884,114
U.S. Treasury Notes
1.00% 5/31/18		176,145,000	173,131,335
1.375% 6/30/18		103,060,000	103,011,665
1.75% 5/15/23		526,340,000	492,991,624

Total U.S. Treasury Obligations (Cost $935,453,327)			896,255,995

	Number of Shares

PREFERRED STOCK–0.38%
Alabama Power 5.625%		122,242	3,080,496
BB&T 5.85%		89,980	2,254,900
JPMorgan Chase 5.50%		65,005	1,560,770
National Retail Properties 5.70%		137,630	3,298,987
Public Storage 5.20%		115,605	2,687,816
U.S. Bancorp 5.15%		114,004	2,673,399
U.S. Bank 6.00%		86,000	2,357,260
Wells Fargo 5.20%		152,207	3,563,172

Total Preferred Stock (Cost $22,002,491)			21,476,800

LVIP Delaware Bond Fund—14

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.03%
Dreyfus Treasury & Agency Cash Management Fund	1,816,623	$ 1,816,623

Total Money Market Fund (Cost $1,816,623)		1,816,623

	Principal Amount°

SHORT-TERM INVESTMENTS–31.17%
Certificates of Deposit–6.89%
Banco Estado Chile 0.26% 12/19/13	24,500,000	24,497,633
Bank of Montreal Chicago 0.09% 7/2/13	60,000,000	59,999,400
Bank of Nova Scotia 0.18% 7/15/13	50,000,000	50,001,890
Chase Bank USA 0.22% 12/4/13	50,000,000	49,884,155
DNB North America Bank 0.18% 9/4/13	45,175,000	45,173,292
Lloyds TSB Bank 0.27% 12/18/13	2,500,000	2,499,160
Societe Generale 0.38% 12/27/13	4,500,000	4,499,999
Svenska Handelsbanken 0.19% 7/22/13	50,000,000	50,001,330
Toronto Dominion Bank NY
0.16% 9/18/13	25,000,000	25,001,708
0.23% 11/4/13	24,685,000	24,686,760
UBS 1.95% 9/30/13	50,000,000	49,999,345

		386,244,672

≠Discounted Commercial Paper–24.28%
Abbey National North America
×0.20% 7/1/13	60,500,000	60,500,000
0.381% 12/19/13	5,000,000	4,990,382
Abbott Laboratories 0.13% 7/16/13	35,000,000	34,999,475
Air Products & Chemicals 0.08% 7/15/13	19,600,000	19,598,640
American Honda Finance 0.13% 9/19/13	50,000,000	49,979,520
Baker Hughes 0.08% 7/11/13	4,980,000	4,979,757
Barclays US Funding
0.20% 9/23/13	45,000,000	44,973,248
0.27% 12/23/13	4,500,000	4,491,834
BMW US Capital 0.14% 7/22/13	26,250,000	26,247,147
BNP Paribas Canada 0.28% 7/2/13	60,000,000	59,999,202

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
BNP Paribas Finance 0.391% 12/20/13	4,500,000	$ 4,492,008
Coca-Cola
0.10% 8/23/13	7,710,000	7,709,160
0.205% 2/3/14	50,000,000	49,957,220
Commonwealth Bank Australia 0.18% 7/5/13	64,000,000	63,999,629
Cornell University
0.15% 9/10/13	8,300,000	8,297,676
0.16% 7/17/13	4,500,000	4,499,640
CPPIB Capital 0.19% 10/21/13	40,000,000	39,970,824
Credit Suisse New York
0.26% 7/30/13	18,205,000	18,202,362
0.27% 10/8/13	25,000,000	24,984,558
Danaher 0.12% 7/26/13	17,500,000	17,497,713
Duke University 0.13% 7/2/13	4,867,000	4,866,951
Emory University 0.14% 7/2/13	11,000,000	11,000,110
Export Development Canada 0.14% 9/9/13	17,500,000	17,497,517
General Electric Capital
0.10% 7/23/13	45,000,000	44,997,813
0.10% 8/21/13	25,000,000	24,997,375
Honeywell International 0.13% 9/24/13	33,000,000	32,989,513
John Deere Financial 0.095% 7/25/13	25,850,000	25,848,061
JPMorgan Chase
0.24% 12/19/13	2,500,000	2,496,955
0.301% 2/20/14	50,000,000	49,898,945
Koch Resources 0.11% 7/23/13	50,000,000	49,995,345
Lehigh University 0.15% 8/8/13	5,000,000	4,999,118
Lloyds TSB Bank 0.16% 7/3/13	60,500,000	60,498,990
National Australia Funding 0.175% 7/15/13	31,825,000	31,823,848
Natixis US Finance ×0.11% 7/1/13	16,655,000	16,655,000
Nestle Capital #144A 0.24% 8/23/13	11,050,000	11,048,797
Nordea North America 0.155% 7/29/13	47,010,000	47,005,130
Philip Morris International 0.10% 7/29/13	50,000,000	49,992,640
Procter & Gamble
0.10% 8/12/13	18,050,000	18,048,421
0.14% 11/6/13	12,900,000	12,896,526

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Schlumberger Investment 0.15% 7/10/13	14,500,000	$ 14,499,358
Siemens Capital
0.09% 7/25/13	15,000,000	14,998,460
0.10% 7/17/13	45,500,000	45,497,047
Skandinav Enskilda Bank 0.195% 9/24/13	27,890,000	27,875,980
Standard Chartered Bank
0.18% 8/12/13	30,000,000	29,994,375
0.24% 12/23/13	4,500,000	4,494,015
Total Capital ×0.12% 7/1/13	59,000,000	59,000,000
Toyota Motor Credit 0.24% 8/27/13	20,000,000	19,997,000

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
UBS 0.23% 12/20/13	2,500,000	$ 2,496,634
University of Chicago
0.14% 9/16/13	16,400,000	16,394,916
0.18% 7/17/13	28,600,000	28,597,712
Wal-Mart Stores 0.10% 8/12/13	19,500,000	19,498,294
Yale University 0.17% 7/9/13	10,000,000	9,999,694

		1,361,270,535

Total Short Term Investments (Cost $1,747,624,613)		1,747,515,207

TOTAL VALUE OF SECURITIES–126.83% (Cost $7,158,903,279)	7,110,195,338

	Number of Contracts

OPTIONS WRITTEN–0.00%
Put Option–0.00%
U.S. Treasury 10 yr Notes, strike price $124.00, expires 7/27/13 (JPMC)	(709)	$ (199,406)

Total Options Written (Premium received $(440,644))		(199,406)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(26.83%)		(1,504,108,576)

NET ASSETS APPLICABLE TO 407,369,343 SHARES OUTSTANDING–100.00%		$5,605,887,356

NET ASSET VALUE–LVIP DELAWARE BOND FUND STANDARD CLASS ($3,143,997,376 / 228,289,470 Shares)		$13.772

NET ASSET VALUE–LVIP DELAWARE BOND FUND SERVICE CLASS ($2,461,889,980 / 179,079,873 Shares)		$13.747

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$5,530,137,448
Undistributed net investment income		48,173,124
Accumulated net realized gain on investments.		63,331,168
Net unrealized depreciation of investments and derivatives.		(35,754,384)

Total net assets		$5,605,887,356

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $794,130,837, which represented 14.17% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Of this amount, $1,647,876,569 represents payable for securities purchased and $2,419,884 represents payable for fund shares redeemed as of June 30, 2013.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.

×

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2013, the aggregate value of these securites was $136,155,000, which represented 2.43% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(15,487,311)	USD	14,637,794	7/19/13	$491,788
BAML	COP	1,467,082,170	USD	(764,882)	7/19/13	(3,181)
BAML	EUR	(17,552,665)	USD	23,295,985	7/19/13	445,721
BAML	JPY	(229,156,156)	USD	2,364,040	7/19/13	52,880
CITI	AUD	(6,134,512)	USD	5,762,454	7/19/13	159,232
CITI	PLN	(7,769,977)	USD	2,407,951	7/19/13	73,293
GSC	GBP	(4,185,216)	USD	6,515,587	7/19/13	151,229
GSC	PLN	(55,404,278)	USD	16,898,969	7/19/13	251,550
HSBC	EUR	40,930	USD	(54,881)	7/19/13	(1,598)
HSBC	JPY	295,586,200	USD	(3,052,693)	7/19/13	(71,551)
JPMC	BRL	(15,384,510)	USD	7,050,000	7/19/13	189,541
JPMC	EUR	(2,215,954)	USD	2,944,394	7/19/13	59,639
JPMC	IDR	38,051,152,326	USD	(3,727,764)	7/19/13	56,726
MSC	AUD	(20,916,113)	USD	19,528,430	7/19/13	423,792
MSC	MXN	(59,655,991)	USD	4,614,015	7/19/13	19,482
MSC	PLN	(11,091,275)	USD	3,437,449	7/19/13	104,835
TD	CAD	(5,791,593)	USD	5,678,756	7/19/13	173,367
TD	GBP	(988,349)	USD	1,539,956	7/19/13	36,998
TD	JPY	(19,876,142)	USD	205,152	7/19/13	4,691
TD	ZAR	(113,998,651)	USD	11,270,702	7/19/13	(225,274)

						$2,393,160

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
24	Long Gilt	$4,204,297	$4,084,529	10/1/13	$(119,768)
1,058	U.S. Treasury 5 yr Notes	128,088,103	128,067,594	10/4/13	(20,509)
(4,700)	U.S. Treasury 10 yr Notes	(606,377,871)	(594,843,750)	10/1/13	11,534,121
(550)	U.S. Treasury Long Bonds	(74,389,387)	(74,714,063)	10/1/13	(324,676)

		$(548,474,858)			$11,069,168

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	CDX.NA.HY.20		360,000	5.00%	6/20/18	$12,849
JPMC	CDX.NA.IG.20		360,000	1.00%	6/20/18	2,651
JPMC	ITRAXX Europe Crossover 19.1	EUR	52,735,000	5.00%	6/20/18	(515,170)

						$(499,670)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

2 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

COP–Colombian Peso

EUR–European Monetary Unit

FGIC–Insured by Financial Guaranty Insurance Company

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR– Indonesia Rupiah

JPMC–JPMorgan Chase Bank

JPY– Japanese Yen

MASTR–Mortgage Asset Securitization Transaction, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NATL-RE–Insured by National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

NOK–Norwegian Krone

REMIC–Real Estate Mortgage Investment Conduit

PLN–Polish Zloty

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto-Dominion Bank

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Interest	$66,201,334
Dividends	771,341

66,972,675

EXPENSES:
Management fees	8,164,296
Distribution fees-Service Class	4,331,496
Accounting and administration expenses	1,003,708
Reports and statements to shareholders	192,980
Custodian fees	74,661
Pricing fees	74,066
Professional fees	73,139
Trustees’ fees	60,455
Other	52,851

Total operating expenses	14,027,652

NET INVESTMENT INCOME	52,945,023

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,574,285)
Foreign currencies	(5,558,315)
Foreign currency exchange contracts	(1,401,413)
Futures contracts	15,069,988
Options written	401,093
Swap contracts	(2,839,642)

Net realized loss	(7,902,574)

Net change in unrealized appreciation (depreciation) of:
Investments	(244,679,540)
Foreign currencies	(26,375)
Foreign currency exchange contracts	2,871,671
Futures contracts	15,436,576
Options written	241,238
Swap contracts	(588,222)

Net change in unrealized appreciation (depreciation)	(226,744,652)

NET REALIZED AND UNREALIZED LOSS	(234,647,226)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(181,702,203)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$52,945,023	$89,174,627
Net realized gain (loss)	(7,902,574)	77,671,624
Net change in unrealized appreciation (depreciation)	(226,744,652)	75,362,499

Net increase (decrease) in net assets resulting from operations	(181,702,203)	242,208,750

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(46,413,233)
Service Class	—	(40,451,102)
Net realized gain:
Standard Class	—	(45,023,454)
Service Class	—	(53,189,558)

	—	(185,077,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	964,596,619	1,259,721,307
Service Class	208,552,245	573,499,306
Net asset value of shares issued upon reinvestment of dividend and distributions:
Standard Class	—	91,436,687
Service Class	—	93,640,660

	1,173,148,864	2,018,297,960

Cost of shares redeemed:
Standard Class	(170,527,587)	(217,004,619)
Service Class	(116,764,324)	(277,603,215)

	(287,291,911)	(494,607,834)

Increase in net assets derived from capital share transactions	885,856,953	1,523,690,126

NET INCREASE IN NET ASSETS	704,154,750	1,580,821,529
NET ASSETS:
Beginning of period	4,901,732,606	3,320,911,077

End of period	$5,605,887,356	$4,901,732,606

Undistributed (distributions in excess of) net investment income	$48,173,124	$(4,771,899)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$14.212	$13.916	$13.695	$13.322	$11.676	$12.678

Income (loss) from investment operations:
Net investment income[2]	0.153	0.345	0.427	0.514	0.655	0.603
Net realized and unrealized gain (loss)	(0.593)	0.571	0.611	0.617	1.553	(0.990)

Total from investment operations	(0.440)	0.916	1.038	1.131	2.208	(0.387)

Less dividends and distributions from:
Net investment income	—	(0.290)	(0.479)	(0.479)	(0.562)	(0.610)
Net realized gain	—	(0.330)	(0.338)	(0.279)	—	(0.005)

Total dividends and distributions	—	(0.620)	(0.817)	(0.758)	(0.562)	(0.615)

Net asset value, end of period	$13.772	$14.212	$13.916	$13.695	$13.322	$11.676

Total return[3]	(3.10% )	6.61%	7.64%	8.49%	18.90%	(2.92% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,143,997	$2,448,509	$1,301,203	$1,238,884	$1,139,218	$898,902
Ratio of expenses to average net assets	0.37%	0.38%	0.39%	0.39%	0.41%	0.40%
Ratio of net investment income to average net assets	2.18%	2.41%	3.03%	3.68%	5.13%	4.83%
Portfolio turnover	224%	366%	379%	312%	270%	261%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends   and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$14.212	$13.916	$13.697	$13.324	$11.682	$12.676

Income (loss) from investment operations:
Net investment income[2]	0.128	0.294	0.377	0.465	0.610	0.559
Net realized and unrealized gain (loss)	(0.593)	0.571	0.610	0.617	1.549	(0.986)

Total from investment operations	(0.465)	0.865	0.987	1.082	2.159	(0.427)

Less dividends and distributions from:
Net investment income	—	(0.239)	(0.430)	(0.430)	(0.517)	(0.562)
Net realized gain	—	(0.330)	(0.338)	(0.279)	—	(0.005)

Total dividends and distributions	—	(0.569)	(0.768)	(0.709)	(0.517)	(0.567)

Net asset value, end of period	$13.747	$14.212	$13.916	$13.697	$13.324	$11.682

Total return[3]	(3.27% )	6.24%	7.26%	8.12%	18.48%	(3.26% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,461,890	$2,453,224	$2,019,708	$1,585,251	$1,068,928	$652,550
Ratio of expenses to average net assets	0.72%	0.73%	0.74%	0.74%	0.76%	0.75%
Ratio of net investment income to average net assets	1.83%	2.06%	2.68%	3.33%	4.78%	4.48%
Portfolio turnover	224%	366%	379%	312%	270%	261%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends   and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income consistent with a prudent investment strategy.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued and interest rate swap contracts at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g.,“when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets in excess of $400 million.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment subadvisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of the Fund’s investment portfolio. No change in the Fund’s portfolio management (personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $122,440 and $18,844, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$1,425,970
Distribution fees payable to LFD	716,423

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $8,802,905,965 and sales of $8,003,203,012 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2013, the Fund made purchases of $3,215,453,121 and sales of $2,977,489,822 of long-term U.S. government securities.

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $7,166,726. At June 30, 2013, net unrealized appreciation was $56,530,840, of which $102,406,839 related to unrealized appreciation of investments and $158,937,679 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$2,114,991,454	$12,889,664	$2,127,881,118
Corporate Debt	—	2,114,283,160	—	2,114,283,160
Foreign Debt	—	80,123,361	—	80,123,361
Money Market Fund	1,816,623	—	—	1,816,623
Municipal Bonds	—	120,843,074	—	120,843,074
U.S. Treasury Obligation	—	896,255,995	—	896,255,995
Short-Term Investments	—	1,747,515,207	—	1,747,515,207
Preferred Stock	21,476,800	—	—	21,476,800
Options Written	—	(199,406)	—	(199,406)

Total	$23,293,423	$7,073,812,845	$12,889,664	$7,109,995,932

Foreign Currency Exchange Contracts	$—	$2,393,160	$—	$2,393,160

Futures Contracts	$11,069,168	$—	$—	$11,069,168

Swap Contracts	$—	$(499,670)	$—	$(499,670)

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	68,037,363	87,545,484
Service Class	14,720,241	40,259,321
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,403,738
Service Class	—	6,563,357

	82,757,604	140,771,900

Shares redeemed:
Standard Class	(12,026,786)	(15,176,310)
Service Class	(8,259,254)	(19,339,449)

	(20,286,040)	(34,515,759)

Net increase	62,471,564	106,256,141

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2013 for the Fund were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2012	—	$—
Options written	3,553	1,407,887
Options terminated in closing purchase transactions	(2,844)	(967,243)

Options outstanding at June 30, 2013	709	$440,644

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at June 30, 2013.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2013, net unrealized depreciation of CDS contracts was $499,670. If a credit event had occured for all open swap transactions where collateral posting was required as of June 30, 2013, the Fund would have received $720,000 and EUR 52,735,000, less the value of the contracts’ related reference obligations. The Fund had posted $200,000 as cash collateral and received $470,000 as securities collateral for certain open swaps.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$2,694,764	Liabilities net of receivables and other assets	$(301,604)
Interest rate contracts (Future contracts)	Liabilities net of receivables and other assets	11,534,121	Liabilities net of receivables and other assets	(464,953)
Interest rate contracts (Options written)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(199,406)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	15,500	Liabilities net of receivables and other assets	(515,170)

Total		$14,244,385		$(1,481,133)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,401,413)	$2,871,671
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	15,069,988	15,436,576
Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	401,093	241,238
Credit and interest rate contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,839,642)	(588,222)

Total		$11,230,026	$17,961,263

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	99,597,492	USD	127,559,828
Futures contracts (average notional value)		46,542,351		708,463,488
Options contracts (average notional value)		27,683		89,845
Interest rate swap contracts (average notional value)	COP	20,323	COP	—
CDS contracts (average notional value)*	EUR	16,086,815	EUR	—
CDS contracts (average notional value)*	USD	4,812,548	USD	—

*Long represents buying protection and short represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Recieved	Net Amount[1]
Foreign Currency Exchange Contracts	$2,694,764	$(524,143)	$(309,959)	$—	$1,860,662
Futures Contracts - Variation Margin	278,554	—	—	—	278,554
Interest Rate Swaps	15,500	(15,500)	—	—	—

Total	$2,988,818	$(539,643)	$(309,959)	$—	$2,139,216

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(301,604)	$218,237	$—	$—	$(83,367)
Credit Default Swaps	(515,170)	321,406	—	193,764	-

Total	$(816,774)	$539,643	$—	$193,764	$(83,367)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material

LVIP Delaware Bond Fund–28

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of June 30, 2013, no securities have been determined to be illiquid. Section 4(2) and Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund–29

LVIP Delaware Diversified Floating Rate Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified Floating Rate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual

Standard Class Shares	$1,000.00	$998.50	0.67%	$3.32

Service Class Shares	1,000.00	997.30	0.92%	4.56

Hypothetical (5% return before expenses)

Standard Class Shares	$1,000.00	$1,021.47	0.67%	$3.36

Service Class Shares	1,000.00	1,020.23	0.92%	4.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.81%
Commercial Mortgage-Backed Securities	0.19%
Convertible Bonds	0.86%
Convertible Preferred Stock	0.00%
Corporate Bonds	70.34%
Aerospace & Defense	1.63%
Air Freight & Logistics	0.11%
Auto Components	0.19%
Automobiles	0.82%
Beverages	3.94%
Biotechnology	0.54%
Capital Markets	3.08%
Chemicals	0.52%
Commercial Banks	8.77%
Commercial Services & Supplies	0.89%
Computers & Peripherals	2.01%
Construction & Engineering	0.08%
Construction Materials	0.16%
Consumer Finance	3.44%
Containers & Packaging	0.03%
Diversified Financial Services	5.47%
Diversified Telecommunication Services	2.94%
Electric Utilities	4.11%
Energy Equipment & Services	1.02%
Food & Staples Retailing	0.49%
Food Products	3.40%
Gas Utilities	0.13%
Health Care Equipment & Supplies	1.37%
Health Care Providers & Services	0.62%
Hotels, Restaurants & Leisure	0.23%
Household Durables	0.32%
Household Products	0.39%
Independent Power Producers & Energy Traders	0.35%
Industrial Conglomerates	0.04%
Insurance	2.86%
Internet Software & Services	0.45%

Security Type/Sector	Percentage of Net Assets
IT Services	1.56%
Life Sciences Tools & Services	0.18%
Machinery	0.36%
Media	1.89%
Metals & Mining	0.97%
Multiline Retail	0.05%
Multi-Utilities	1.74%
Office Electronics	0.18%
Oil, Gas & Consumable Fuels	5.24%
Paper & Forest Products	0.39%
Pharmaceuticals	4.02%
Real Estate Investment Trusts	1.53%
Road & Rail	0.05%
Semiconductors & Semiconductor Equipment	0.26%
Software	0.05%
Specialty Retail	0.19%
Textiles, Apparel & Luxury Goods	0.16%
Trading Companies & Distributors	0.13%
Wireless Telecommunication Services	0.99%
Municipal Bonds	1.23%
Non-Agency Asset-Backed Securities	10.91%
Regional Bonds	0.71%
Senior Secured Loans	10.30%
Sovereign Bonds	2.02%
Supranational Bank	0.25%
U.S. Treasury Obligations	0.07%
Preferred Stock	0.43%
Commercial Paper	0.29%
Money Market Fund	7.61%
Total Value of Securities	106.02%
Liabilities Net of Receivables and Other Assets	(6.02%)
Total Net Assets	100.00%

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.81%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	6,628	$ 7,603
•Series 2005-106 QF 0.703% 12/25/35	2,790,456	2,816,597
•Series 2006-40 F 0.493% 5/25/36	303,287	303,748
Freddie Mac REMICs
•Series 3152 JF 0.643% 8/15/35	302,903	305,251
•Series 3311 VF 0.433% 5/15/37	581,854	581,203
•Series 3780 LF 0.593% 3/15/29	59,439	59,519
•Series 3800 AF 0.693% 2/15/41	904,604	912,480
•GNMA Series 2010-46 MF 0.593% 5/16/34	592,770	596,967

Total Agency Collateralized Mortgage Obligations (Cost $5,537,636)		5,583,368

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.19%
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	325,000	307,006
JPMorgan Chase Commercial Mortgage Securities Series 2011-C5 A3 4.171% 8/15/46	535,000	558,373
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	500,000	466,105

Total Commercial Mortgage-Backed Securities (Cost $1,456,805)		1,331,484

CONVERTIBLE BONDS–0.86%
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	1,019,000	905,636
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	21,000	19,884
Headwaters 2.50% exercise price $29.48, expiration date 2/1/14	25,000	24,875
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	815,000	832,828
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27	410,000	428,963
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	705,000	715,134

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
MGM Resorts International 4.25% exercise price $18.58,expiration date 4/10/15	387,000	$ 434,166
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	45,000	106,875
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	350,000	362,250
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	198,250
PHH 4.00% exercise price $25.80, expiration date 8/27/14	990,000	1,051,875
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	300,000	401,438
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	35,000	37,516
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	380,000	371,213

Total Convertible Bonds (Cost $5,653,543)		5,890,903

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.00%
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	100	5,479

Total Convertible Preferred Stock (Cost $4,780)		5,479

	Principal Amount°

CORPORATE BONDS–70.34%
Aerospace & Defense–1.63%
•Boeing 0.283% 11/3/14	1,900,000	1,898,856
Northrop Grumman 3.25% 8/1/23	910,000	862,966
Precision Castparts 1.25% 1/15/18	5,300,000	5,158,331
•United Technologies 0.775% 6/1/15	3,250,000	3,271,112

		11,191,265

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics–0.11%
United Parcel Service 5.125% 4/1/19	660,000	$ 759,861

		759,861

Auto Components–0.19%
Delphi 6.125% 5/15/21	1,200,000	1,314,000

		1,314,000

Automobiles–0.82%
Daimler Finance North America
#•144A 0.874% 1/9/15	1,150,000	1,154,077
#•144A 1.472% 9/13/13	1,260,000	1,262,424
#144A 2.25% 7/31/19	2,200,000	2,140,310
#•Volkswagen International Finance 144A 1.022% 3/21/14	1,100,000	1,104,514

		5,661,325

Beverages–3.94%
#Anadolu Efes 144A 3.375% 11/1/22	330,000	285,450
•Anheuser-Busch InBev Worldwide 0.637% 7/14/14	2,200,000	2,205,071
•Coca-Cola Enterprises 0.574% 2/18/14	2,330,000	2,334,553
Constellation Brands
3.75% 5/1/21	345,000	323,869
4.25% 5/1/23	230,000	217,638
#Heineken 144A 1.40% 10/1/17	3,255,000	3,165,800
PepsiCo
•0.483% 2/26/16	4,925,000	4,936,002
4.50% 1/15/20	2,000,000	2,211,352
Pernod-Ricard
#144A 2.95% 1/15/17	4,450,000	4,557,094
#144A 5.75% 4/7/21	3,185,000	3,543,809
#SABMiller Holdings 144A 1.85% 1/15/15	3,250,000	3,298,545

		27,079,183

Biotechnology–0.54%
Amgen
3.875% 11/15/21	2,390,000	2,464,241
4.10% 6/15/21	505,000	530,415
Genzyme 3.625% 6/15/15	700,000	740,186

		3,734,842

Capital Markets–3.08%
#Banco BTG Pactual 144A 4.00% 1/16/20	375,000	323,438
Bank Nederlandse Gemeenten
#144A 1.375% 3/19/18	1,500,000	1,470,317
#144A 2.50% 1/23/23	1,058,000	994,592
Bank of New York Mellon
•1.124% 11/24/14	500,000	505,039

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon (continued)
•4.50% 12/31/49	500,000	$ 471,250
•Deutsche Bank 4.296% 5/24/28	400,000	370,063
•Goldman Sachs Group 1.476% 4/30/18	4,290,000	4,255,247
Jefferies Group 5.125% 1/20/23	1,695,000	1,685,072
Lazard Group 6.85% 6/15/17	915,000	1,024,361
Morgan Stanley
•1.523% 2/25/16	2,370,000	2,364,845
•1.556% 4/25/18	3,265,000	3,205,917
2.125% 4/25/18	940,000	900,627
4.10% 5/22/23	980,000	907,241
Oesterreichische Kontrollbank 1.125% 5/29/18	2,035,000	1,977,548
State Street 3.10% 5/15/23	790,000	741,519

		21,197,076

Chemicals–0.52%
CF Industries
6.875% 5/1/18	1,240,000	1,459,419
7.125% 5/1/20	500,000	599,014
Dow Chemical 8.55% 5/15/19	475,000	606,769
LyondellBasell Industries 5.75% 4/15/24	840,000	925,601

		3,590,803

Commercial Banks–8.77%
•Abbey National Treasury Services 1.856% 4/25/14	1,360,000	1,370,188
#Banco Santander Mexico 144A 4.125% 11/9/22	785,000	737,900
BanColombia
5.125% 9/11/22	288,000	275,760
5.95% 6/3/21	100,000	106,750
•Bank of Montreal 0.746% 4/29/14	1,125,000	1,129,409
•Bank of Nova Scotia 0.673% 3/15/16	2,100,000	2,100,305
Barclays Bank 7.625% 11/21/22	600,000	590,250
•BB&T 1.133% 6/15/18	3,635,000	3,642,841
BBVA US Senior 4.664% 10/9/15	270,000	278,282
Branch Banking & Trust
•0.574% 5/23/17	980,000	964,294
•0.592% 9/13/16	1,755,000	1,737,733
#•CoBank 144A 0.873% 6/15/22	425,000	385,274
•Fifth Third Bancorp 5.10% 12/31/49	650,000	615,875
•Fifth Third Bank 0.683% 2/26/16	3,170,000	3,175,072
•Fifth Third Capital Trust IV 6.50% 4/15/37	100,000	100,000

LVIP Delaware Diversified Floating Rate Fund—4

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
HSBC Bank
#•144A 0.915% 5/15/18	2,800,000	$ 2,803,315
#144A 4.75% 1/19/21	1,015,000	1,108,796
#•ING Bank 144A 1.913% 9/25/15	1,500,000	1,529,526
•JPMorgan Chase Bank 0.602% 6/13/16	7,955,000	7,820,632
#•National Australia Bank 144A 0.998% 4/11/14	1,110,000	1,116,209
•National City Bank 0.644% 6/7/17	3,360,000	3,325,842
#•ING Bank 144A 1.913% 9/25/15	1,500,000	1,529,526
#•Nederlandse Waterschapsbank 144A 0.326% 10/27/14	2,700,000	2,700,759
•PNC Financial Services Group 4.85% 5/29/49	405,000	378,675
•PNC Funding 0.476% 1/31/14	870,000	870,094
Regions Financial
2.00% 5/15/18	405,000	383,289
5.75% 6/15/15	385,000	415,512
Royal Bank of Canada
•0.644% 3/8/16	1,755,000	1,758,986
•0.976% 10/30/14	2,100,000	2,118,163
Royal Bank of Scotland Group 6.10% 6/10/23	535,000	508,486
#Sberbank of Russia 144A 6.125% 2/7/22	600,000	627,720
Standard Chartered
#•144A 1.225% 5/12/14	1,300,000	1,309,233
#144A 3.95% 1/11/23	670,000	624,478
•SunTrust Bank 0.564% 8/24/15	1,415,000	1,404,359
SVB Financial Group 5.375% 9/15/20	310,000	340,317
•Svenska Handelsbanken 0.722% 3/21/16	1,385,000	1,385,949
•Toronto-Dominion Bank 0.826% 4/30/18	2,800,000	2,803,321
#Turkiye Halk Bankasi 144A 3.875% 2/5/20	350,000	316,750
•USB Capital IX 3.50% 10/29/49	465,000	405,713
•Wells Fargo 0.906% 4/23/18	5,500,000	5,478,099
Zions Bancorp
4.50% 3/27/17	200,000	211,691
7.75% 9/23/14	1,260,000	1,358,075

		60,313,922

Commercial Services & Supplies–0.89%
ADT 2.25% 7/15/17	2,520,000	2,475,255
International Lease Finance
•2.224% 6/15/16	2,725,000	2,718,188
5.875% 4/1/19	105,000	106,575
6.25% 5/15/19	796,000	821,870

		6,121,888

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Computers & Peripherals–2.01%
•Apple 0.523% 5/3/18	9,530,000	$ 9,500,467
EMC
2.65% 6/1/20	1,135,000	1,120,614
3.375% 6/1/23	490,000	481,945
NetApp 2.00% 12/15/17	2,780,000	2,710,586

		13,813,612

Construction & Engineering–0.08%
URS
#144A 4.35% 4/1/17	335,000	341,573
#144A 5.50% 4/1/22	200,000	206,731

		548,304

Construction Materials–0.16%
#Cemex 144A 9.50% 6/15/18	200,000	217,000
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	650,000	689,000
#Cemex Finance 144A 9.375% 10/12/22	200,000	219,000

		1,125,000

Consumer Finance–3.44%
•Caterpillar Financial Services 0.513% 2/26/16	4,420,000	4,419,527
•Ford Motor Credit 1.525% 5/9/16	5,800,000	5,844,614
John Deere Capital 0.95% 6/29/15	1,500,000	1,508,369
PACCAR Financial
•0.405% 5/5/15	1,350,000	1,349,874
•0.523% 6/5/14	1,830,000	1,834,438
•0.545% 2/8/16	2,800,000	2,812,704
Toyota Motor Credit
•0.424% 3/10/15	1,445,000	1,444,410
•0.446% 1/23/15	3,145,000	3,147,239
•0.564% 5/17/16	1,300,000	1,298,699

		23,659,874

Containers & Packaging–0.03%
Rock Tenn 4.00% 3/1/23	195,000	188,261

		188,261

Diversified Financial Services–5.47%
#•American Honda Finance 144A 0.648% 5/26/16	6,070,000	6,064,743
Bank of America
•0.537% 10/14/16	1,350,000	1,322,572
•1.343% 3/22/18	4,800,000	4,755,360
•1.696% 1/30/14	710,000	714,010
3.875% 3/22/17	365,000	382,608
•5.20% 12/29/49	790,000	746,550
#CDP Financial 144A
4.40% 11/25/19	600,000	661,090

LVIP Delaware Diversified Floating Rate Fund—5

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#ERAC USA Finance 144A 5.25% 10/1/20	730,000	$ 808,462
General Electric Capital
•0.653% 5/5/26	2,000,000	1,847,676
•1.273% 3/15/23	2,450,000	2,433,347
#144A 3.80% 6/18/19	250,000	260,591
4.375% 9/16/20	125,000	132,532
6.00% 8/7/19	1,480,000	1,720,413
•7.125% 12/15/49	400,000	452,762
#•HBOS Capital Funding 144A 6.071% 6/29/49	3,125,000	2,734,375
#Hyundai Capital America 144A 4.00% 6/8/17	890,000	922,830
JPMorgan Chase
1.625% 5/15/18	590,000	566,276
3.375% 5/1/23	755,000	704,471
•5.15% 12/29/49	100,000	95,750
National Rural Utilities Cooperative Finance
•0.523% 5/27/16	4,925,000	4,915,771
•0.524% 4/4/14	1,750,000	1,752,452
•4.75% 4/30/43	580,000	565,500
#Temasek Financial I 144A 2.375% 1/23/23	750,000	668,110
#Tenedora Nemak 144A 5.50% 2/28/23	480,000	456,000
#Uralkali OJSC via Uralkali Finance 144A 3.723% 4/30/18	625,000	601,436
#•USB Realty 144A 1.424% 12/22/49	1,600,000	1,384,000

		37,669,687

Diversified Telecommunication Services–2.94%
•AT&T 0.66% 2/12/16	6,200,000	6,169,781
#Brasil Telecom 144A 5.75% 2/10/22	380,000	354,825
•British Telecommunications 1.397% 12/20/13	2,000,000	2,010,146
CC Holdings 3.849% 4/15/23	120,000	113,381
CenturyLink 5.80% 3/15/22	1,395,000	1,384,538
#Digicel 144A 6.00% 4/15/21	435,000	412,163
#Digicel Group 144A 10.50% 4/15/18	200,000	213,000
#Lynx II 144A 6.375% 4/15/23	205,000	207,563
#Qtel International Finance 144A 3.25% 2/21/23	230,000	209,875
Qwest 6.75% 12/1/21	165,000	183,982
#SBA Tower Trust 144A 2.24% 4/15/18	465,000	458,327
#TBG Global 144A 4.625% 4/3/18	460,000	440,450
#Telefonica Chile 144A 3.875% 10/12/22	800,000	734,560

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones 3.192% 4/27/18	1,625,000	$ 1,575,724
Telefonica Emisiones SAU 4.57% 4/27/23	185,000	177,445
#Telemar Norte Leste 144A 5.50% 10/23/20	215,000	201,025
Verizon Communications
#•144A 0.474% 3/6/15	1,360,000	1,358,315
2.00% 11/1/16	1,255,000	1,279,831
6.10% 4/15/18	425,000	498,000
Virgin Media Secured Finance 6.50% 1/15/18	1,500,000	1,548,750
#Vivendi 144A 6.625% 4/4/18	575,000	665,533

		20,197,214

Electric Utilities–4.11%
#American Transmission Systems 144A 5.25% 1/15/22	1,040,000	1,126,678
•Appalachian Power 0.649% 8/16/13	8,735,000	8,738,136
#APT Pipelines 144A 3.875% 10/11/22	75,000	69,305
#•Electricite de France 144A 5.25% 12/29/49	1,500,000	1,436,648
Entergy Mississippi 3.10% 7/1/23	250,000	237,900
•Georgia Power 0.593% 3/15/16	5,400,000	5,406,572
Great Plains Energy 5.292% 6/15/22	1,040,000	1,127,751
LG&E & KU Energy 3.75% 11/15/20	1,745,000	1,784,083
NextEra Energy Capital Holdings
1.20% 6/1/15	1,000,000	1,005,534
3.625% 6/15/23	375,000	361,946
•6.35% 10/1/66	1,000,000	1,035,755
•Northeast Utilities 1.022% 9/20/13	1,100,000	1,101,586
•NSTAR Electric 0.514% 5/17/16	1,750,000	1,750,240
NV Energy 6.25% 11/15/20	800,000	941,299
Pennsylvania Electric 5.20% 4/1/20	500,000	550,542
•PPL Capital Funding 6.70% 3/30/67	200,000	206,670
#Saudi Electricity Global Sukuk 2 144A 3.473% 4/8/23	345,000	332,063
•Southern California Edison 0.723% 9/15/14	1,060,000	1,065,046

		28,277,754

Energy Equipment & Services–1.02%
•BP Capital Markets 0.875% 3/11/14	1,955,000	1,961,158

LVIP Delaware Diversified Floating Rate Fund—6

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Noble Holding International 3.05% 3/1/16	1,300,000	$1,334,184
#•Schlumberger Investment 144A 0.824% 9/12/14	3,710,000	3,731,870

		7,027,212

Food & Staples Retailing–0.49%
•Walgreen 0.772% 3/13/14	3,400,000	3,403,774

		3,403,774

Food Products–3.40%
#BFF International 144A 7.25% 1/28/20	255,000	282,030
BRF-Brasil Foods
#144A 3.95% 5/22/23	620,000	547,150
#144A 5.875% 6/6/22	450,000	462,960
•Campbell Soup 0.574% 8/1/14	2,970,000	2,971,841
#Cosan Luxembourg 144A 5.00% 3/14/23	610,000	581,025
#ESAL 144A 6.25% 2/5/23	735,000	674,730
General Mills
•0.576% 1/29/16	1,730,000	1,728,931
•0.624% 5/16/14	2,775,000	2,779,079
Ingredion 1.80% 9/25/17	1,500,000	1,472,448
•Kellogg 0.505% 2/13/15	6,480,000	6,484,795
Kraft Foods 5.375% 2/10/20	405,000	454,909
Kraft Foods Group
1.625% 6/4/15	3,250,000	3,286,205
3.50% 6/6/22	810,000	803,650
5.375% 2/10/20	445,000	502,655
#Want Want China Finance 144A 1.875% 5/14/18	355,000	333,128

		23,365,536

Gas Utilities–0.13%
National Fuel Gas 3.75% 3/1/23	950,000	916,049

		916,049

Health Care Equipment & Supplies–1.37%
•Baxter International 0.445% 12/11/14	6,630,000	6,630,424
#CareFusion 144A 3.30% 3/1/23	765,000	728,132
Covidien International Finance 2.95% 6/15/23	540,000	511,565
•DENTSPLY International 1.775% 8/15/13	1,100,000	1,101,474
St. Jude Medical 3.25% 4/15/23	515,000	486,627

		9,458,222

Health Care Providers & Services–0.62%
Laboratory Corporation of America Holdings 2.20% 8/23/17	210,000	208,699

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)

Health Care Providers & Services (continued)
•Quest Diagnostics 1.123% 3/24/14	2,580,000	$2,590,369
WellPoint 3.30% 1/15/23	1,535,000	1,464,197

		4,263,265

Hotels, Restaurants & Leisure–0.23%
Carnival 1.20% 2/5/16	1,445,000	1,435,511
Wyndham Worldwide 4.25% 3/1/22	155,000	151,225

		1,586,736

Household Durables–0.32%
Newell Rubbermaid 2.05% 12/1/17	2,225,000	2,182,707

		2,182,707

Household Products–0.39%
Energizer Holdings 4.70% 5/24/22	735,000	749,790
•Kimberly-Clark 0.394% 5/15/16 .	1,950,000	1,953,048

		2,702,838

Independent Power Producers & Energy Traders–0.35%
Exelon Generation
4.00% 10/1/20	1,150,000	1,168,532
4.25% 6/15/22	1,225,000	1,227,399

		2,395,931

Industrial Conglomerates–0.04%
Tyco Electronics Group 1.60% 2/3/15	265,000	267,002

		267,002

Insurance–2.86%
American International Group
6.40% 12/15/20	90,000	104,530
8.25% 8/15/18	1,500,000	1,864,229
•Berkshire Hathaway Finance 0.609% 1/10/14	1,480,000	1,482,611
•Chubb 6.375% 3/29/67	1,045,000	1,123,375
Liberty Mutual Group
#144A 4.25% 6/15/23	1,975,000	1,912,116
#144A 4.95% 5/1/22	365,000	375,408
#•MetLife Institutional Funding II
144A 1.174% 4/4/14	3,650,000	3,673,506
Metropolitan Life Global Funding I
#•144A 0.623% 3/19/14	1,000,000	1,002,239
#144A 3.875% 4/11/22	100,000	101,497
#New York Life Global Funding
144A 1.65% 5/15/17	1,000,000	991,171
#•Principal Life Global Funding II
144A 0.643% 5/27/16	3,170,000	3,161,346
Prudential Financial
•5.625% 6/15/43	630,000	618,975

LVIP Delaware Diversified Floating Rate Fund—7

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial (continued)
•5.875% 9/15/42	565,000	$ 567,825
•XL Group 6.50% 12/31/49	530,000	519,400
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	2,000,000	2,155,000

		19,653,228

Internet Software & Services–0.45%
Amazon.com 2.50% 11/29/22	1,805,000	1,641,884
Baidu 3.50% 11/28/22	750,000	673,889
eBay 2.60% 7/15/22	275,000	256,719
#Tencent Holdings 144A 3.375% 3/5/18	500,000	499,358

		3,071,850

IT Services–1.56%
Fidelity National Information Services 3.50% 4/15/23	615,000	556,573
International Business Machines
1.25% 2/6/17	4,385,000	4,341,071
1.25% 2/8/18	585,000	570,162
Total System Services 2.375% 6/1/18	2,875,000	2,788,629
Western Union 2.875% 12/10/17	2,455,000	2,463,863

		10,720,298

Life Sciences Tools & Services–0.18%
Agilent Technologies 3.875% 7/15/23	700,000	677,417
Thermo Fisher Scientific 3.20% 5/1/15	525,000	542,305

		1,219,722

Machinery–0.36%
•Eaton 0.603% 6/16/14	1,750,000	1,751,309
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	740,000	736,832

		2,488,141

Media–1.89%
#Cox Communications 144A 3.25% 12/15/22	835,000	787,164
#COX Communications 144A 6.25% 6/1/18	350,000	409,631
Historic TW 6.875% 6/15/18	430,000	517,569
Interpublic Group
3.75% 2/15/23	330,000	307,071
4.00% 3/15/22	885,000	850,104
#Myriad International Holdings 144A 6.375% 7/28/17	745,000	821,363
#•NBCUniversal Enterprise 144A 0.965% 4/15/18	4,865,000	4,913,081

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media 5.15% 4/30/20	450,000	$ 513,068
#SES 144A 3.60% 4/4/23	1,290,000	1,257,589
#Sirius XM Radio 144A 4.625% 5/15/23	865,000	802,288
Time Warner Cable
5.85% 5/1/17	1,240,000	1,367,422
8.25% 4/1/19	400,000	482,164

		13,028,514

Metals & Mining–0.97%
ArcelorMittal 10.35% 6/1/19	415,000	492,813
#Barrick Gold 144A 4.10% 5/1/23	1,570,000	1,314,212
Barrick North America Finance 4.40% 5/30/21	155,000	138,805
BHP Billiton Finance USA 3.25% 11/21/21	155,000	151,835
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	1,155,000	1,047,443
#Gerdau Trade 144A 4.75% 4/15/23	580,000	523,450
•Rio Tinto Finance USA 1.113% 6/17/16	1,975,000	1,975,843
Teck Resources 3.75% 2/1/23	680,000	626,003
#Vedanta Resources 144A 6.00% 1/31/19	450,000	429,750

		6,700,154

Multiline Retail–0.05%
#SACI Falabella 144A 3.75% 4/30/23	375,000	345,000

		345,000

Multi-Utilities–1.74%
Ameren Illinois 9.75% 11/15/18	385,000	517,273
CenterPoint Energy 6.50% 5/1/18	850,000	1,006,334
#GDF Suez 144A 1.625% 10/10/17	1,775,000	1,749,848
•Integrys Energy Group 6.11% 12/1/66	870,000	909,848
Nisource Finance 3.85% 2/15/23	1,360,000	1,322,270
SCANA 4.125% 2/1/22	1,445,000	1,424,610
Sempra Energy
•1.033% 3/15/14	3,675,000	3,687,719
2.875% 10/1/22	495,000	463,507
•Wisconsin Energy 6.25% 5/15/67	856,000	908,139

		11,989,548

Office Electronics–0.18%
Xerox
•1.672% 9/13/13	1,200,000	1,201,942

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Office Electronics (continued)
Xerox (continued)
6.35% 5/15/18	40,000	$ 45,892

		1,247,834

Oil, Gas & Consumable Fuels–5.24%
Apache 1.75% 4/15/17	2,010,000	2,014,557
Chevron 2.427% 6/24/20	625,000	622,430
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	348,242
CNOOC Finance 2013 3.00% 5/9/23	565,000	511,463
#Continental Resources 144A 4.50% 4/15/23	755,000	735,181
Ecopetrol 7.625% 7/23/19	590,000	700,625
El Paso Pipeline Partners
Operating 6.50% 4/1/20	860,000	999,680
•Enbridge Energy Partners 8.05% 10/1/37	1,090,000	1,240,693
Enterprise Products Operating
3.20% 2/1/16	50,000	52,518
•7.034% 1/15/68	995,000	1,117,982
#Gazprom Neft Capital 144A 4.375% 9/19/22	460,000	423,591
#KazMunayGas National JSC 144A 9.125% 7/2/18	550,000	660,688
Kinder Morgan Energy Partners
3.50% 9/1/23	1,930,000	1,812,511
6.00% 2/1/17	775,000	873,564
Lukoil International Finance 6.125% 11/9/20	610,000	645,075
Newfield Exploration 5.625% 7/1/24	430,000	419,250
Pertamina Persero
#144A 4.30% 5/20/23	235,000	218,550
#144A 4.875% 5/3/22	555,000	532,800
•Petrobras Global Finance 2.414% 1/15/19	4,465,000	4,386,863
Petrobras International Finance 5.375% 1/27/21	37,000	37,359
Petrohawk Energy
7.25% 8/15/18	405,000	442,868
7.875% 6/1/15	1,100,000	1,123,925
#Petroleos Mexicanos 144A 3.50% 1/30/23	1,050,000	971,250
Plains All American Pipeline 5.00% 2/1/21	640,000	704,595
Sinopec Capital 2013
#144A 1.875% 4/24/18	485,000	466,945
#144A 3.125% 4/24/23	205,000	185,403
Spectra Energy Capital 3.30% 3/15/23	275,000	248,604

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil
•0.565% 5/15/18	3,370,000	$ 3,375,685
2.65% 1/15/24	160,000	148,721
Sunoco Logistics Partners Operations 3.45% 1/15/23	990,000	921,556
•Total Capital Canada 0.657% 1/15/16	1,500,000	1,509,272
TransCanada PipeLines
•0.953% 6/30/16	4,880,000	4,880,000
•6.35% 5/15/67	1,485,000	1,549,939
Williams Partners 7.25% 2/1/17	575,000	668,812
#Woodside Finance 144A 8.125% 3/1/14	475,000	496,577

		36,047,774

Paper & Forest Products–0.39%
Georgia-Pacific
#144A 3.734% 7/15/23	1,130,000	1,101,369
8.00% 1/15/24	1,125,000	1,452,051
International Paper 9.375% 5/15/19	90,000	117,774

		2,671,194

Pharmaceuticals–4.02%
AbbVie
#•144A 1.033% 11/6/15	3,210,000	3,242,556
#144A 1.20% 11/6/15	2,300,000	2,303,853
Allergan 1.35% 3/15/18	4,500,000	4,389,651
•Merck 0.634% 5/18/18	5,190,000	5,186,237
Mylan
#144A 2.60% 6/24/18	1,200,000	1,184,106
#144A 3.125% 1/15/23	405,000	370,984
•Pfizer 0.575% 6/15/18	6,140,000	6,165,567
#Zoetis 144A 1.875% 2/1/18	4,920,000	4,821,689

		27,664,643

Real Estate Investment Trusts–1.53%
Alexandria Real Estate Equities
3.90% 6/15/23	305,000	291,781
4.60% 4/1/22	725,000	740,160
American Tower 5.90% 11/1/21	660,000	735,505
#American Tower Trust I 144A 1.551% 3/15/18	2,505,000	2,470,204
Boston Properties 3.80% 2/1/24	600,000	590,557
BRE Properties 3.375% 1/15/23	345,000	321,967
#Corporate Office Properties 144A 3.60% 5/15/23	465,000	430,059
DDR 4.625% 7/15/22	115,000	116,426
Digital Realty Trust 5.25% 3/15/21	1,300,000	1,358,188
Duke Realty 3.625% 4/15/23	415,000	384,823
Host Hotels & Resorts 3.75% 10/15/23	665,000	611,176

LVIP Delaware Diversified Floating Rate Fund—9

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts (continued)
4.75% 3/1/23	140,000	$139,957
5.25% 3/15/22	545,000	565,570
#Lexington Realty Trust 144A 4.25% 6/15/23	580,000	557,052
National Retail Properties
3.30% 4/15/23	410,000	371,291
3.80% 10/15/22	155,000	147,930
UDR 4.625% 1/10/22	255,000	264,259
Weingarten Realty Investors 3.50% 4/15/23	460,000	425,496

		10,522,401

Road & Rail–0.05%
#Korea Expressway 144A 1.875% 10/22/17	360,000	339,605

		339,605

Semiconductors & Semiconductor Equipment–0.26%
National Semiconductor 6.60% 6/15/17	500,000	588,020
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,189,680

		1,777,700

Software–0.05%
Microsoft 2.125% 11/15/22	385,000	351,336

		351,336

Specialty Retail–0.19%
#QVC 144A 4.375% 3/15/23	1,390,000	1,299,061

		1,299,061

Textiles, Apparel & Luxury Goods–0.16%
•VF 1.024% 8/23/13	1,100,000	1,101,285

		1,101,285

Trading Companies & Distributors–0.13%
#Glencore Funding 144A 2.50% 1/15/19	965,000	874,151

		874,151

Wireless Telecommunication Services–0.99%
America Movil 3.125% 7/16/22	610,000	563,576
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,739,295
#Millicom International Cellular 144A 4.75% 5/22/20	490,000	466,852
#•VimpelCom Holdings 144A 4.276% 6/29/14	820,000	826,308

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
•Vodafone Group 0.659% 2/19/16	3,200,000	$3,204,253

		6,800,284

Total Corporate Bonds (Cost $487,563,409)		483,926,866

MUNICIPAL BONDS–1.23%
Golden State Tobacco Securitization Series A-1 4.50% 6/1/27	1,500,000	1,408,200
•Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 0.774% 5/1/20	120,000	120,128
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.123% 8/27/29	568,110	573,234
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.475% 12/1/38	580,000	572,535
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.384% 4/1/40	597,382	607,609
•Series 1 Class A-2 1.174% 7/1/30	925,000	929,459
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.498% 6/1/40	1,808,205	1,832,725
•Series 2010-A Class A2A 1.475% 9/1/37	655,000	663,679
•State of Connecticut Series A 1.61% 3/1/21	1,750,000	1,774,588

Total Municipal Bonds (Cost $8,444,533)		8,482,157

NON-AGENCY ASSET-BACKED SECURITIES–10.91%
Ally Master Owner Trust
•Series 2010-4 A 1.263% 8/15/17	650,000	655,158
•Series 2013-2 A 0.643% 4/15/18	600,000	596,971
American Express Credit Account Master Trust
•Series 2008-6 A 1.393% 2/15/18	2,500,000	2,551,655
•Series 2011-1 B 0.893% 4/17/17	2,000,000	2,004,764
#•Avenue Fund Series 2007-6A A1 144A 0.503% 7/17/19	1,193,844	1,170,528
•BA Credit Card Trust Series 2007-A6 A6 0.253% 9/15/16	1,106,500	1,104,358
#•Babson Series 2005-3A A 144A 0.525% 11/10/19	733,220	726,585

LVIP Delaware Diversified Floating Rate Fund Fund—10

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.593% 9/15/17	2,500,000	$ 2,490,413
#•Cabela’s Master Credit Card Trust Series 2012-1A A2 144A 0.723% 2/18/20	3,000,000	2,998,416
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	255,000	254,305
Chase Issuance Trust
•Series 2012-A6 A 0.323% 8/15/17	2,000,000	1,994,584
•Series 2012-A9 A9 0.343% 10/16/17	2,000,000	1,994,808
•Series 2013-A2 A2 0.293% 2/15/17	1,250,000	1,246,893
•Series 2013-A3 A3 0.473% 4/15/20	2,150,000	2,138,237
#•Chesapeake Funding Series 2012-2A A 144A 0.643% 5/7/24	4,500,000	4,490,847
•Citibank Credit Card Issuance Trust Series 2008-A6 A6 1.392% 5/22/17	2,400,000	2,443,570
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.943% 8/15/18	3,000,000	3,080,889
•Discover Card Execution Note Trust Series 2013-A3 A3 0.373% 10/15/18	2,000,000	1,991,548
Discover Card Master Trust
•Series 2011-A1 A1 0.543% 8/15/16	1,300,000	1,301,186
•Series 2013-A1 A1 0.493% 8/17/20	2,000,000	1,975,706
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	167,795	167,967
#•Flagship Series 2005-4A AFUN 144A 0.525% 6/1/17	526,261	520,282
Ford Credit Floorplan Master Owner Trust
#•Series 2001-3 A2 144A 1.893% 2/15/17	1,015,000	1,035,517
•Series 2013-1 A2 0.573% 1/15/18	3,000,000	2,998,461
GE Dealer Floorplan Master Note Trust
•Series 2012-2 A 0.942% 4/22/19	3,000,000	3,013,695
•Series 2013-1 A 0.592% 4/20/18	1,500,000	1,493,229
#Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17	180,000	179,974

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Halcyon Structured Asset Management Long Secured Series 2007-2A A1A 144A 0.526% 10/29/21	4,074,243	$ 3,951,608
#•KKR CLO Trust Series 2013-1A A1 144A 1.453% 7/15/25	3,605,000	3,541,913
#•LCM VI Series 6A A 144A 0.503% 5/28/19	999,000	963,935
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.516% 7/20/22	3,000,000	2,898,000
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17.	360,000	357,323
#•Mountain View CLO III Series 2007-3A A1 144A 0.493% 4/16/21	3,469,062	3,383,654
Nissan Master Owner Trust Receivables
•Series 2012-A A 0.663% 5/15/17	3,100,000	3,095,310
•Series 2013-A A 0.493% 2/15/18	1,290,000	1,283,164
#•NYLIM Flatiron Series 2006-1A A2A 144A 0.495% 8/8/20	500,000	489,030
#•Penarth Master Issuer Series 2011-2A A1 144A 0.943% 11/18/15	820,000	822,052
#•PFS Financing Series 2013-AA A 144A 0.743% 2/15/18	1,900,000	1,892,339
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.593% 10/15/15	205,000	207,579
#•Victoria Falls Series 2005-1A A2 144A 0.604% 2/17/17	36,319	36,250
#•Volkswagen Credit Auto Master Trust Series 2011-1A 144A 0.872% 9/20/16	5,500,000	5,497,481

Total Non-Agency Asset-Backed Securities (Cost $75,230,376)		75,040,184

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

ΔREGIONAL BONDS–0.71%
Australia–0.06%
New South Wales Treasury 3.75% 11/20/20	AUD	397,000	$454,508

			454,508

Canada–0.65%
British Columbia Province 2.00% 10/23/22		3,705,000	3,413,513
Nova Scotia Province 2.375% 7/21/15		1,000,000	1,033,218

			4,446,731

Total Regional Bonds (Cost $4,968,281)			4,901,239

«SENIOR SECURED LOANS–10.30%
ARAMARK 4.00% 9/30/19		205,000	205,384
Avaya Tranche B-5 8.00% 3/31/18		222,553	209,438
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19		1,815,450	1,821,350
Bausch & Lomb Tranche B 4.00% 5/17/19		1,499,878	1,498,941
Blackboard 6.25% 10/4/18		267,978	271,328
Bresnan Broadband Holdings 4.50% 12/14/17		948,332	949,517
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17		1,234,754	1,242,471
Caesars Entertainment Operating Tranche B6 5.25% 1/28/18		269,855	239,412
Calpine Construction Finance Tranche B 3.00% 5/1/20		1,835,000	1,812,980
Charter Communications Operating 3.00% 4/10/20		3,945,000	3,912,947
Chrysler Group Tranche B 4.25% 5/24/17		125,000	125,904
Compass Investors Tranche B 5.25% 12/14/19		1,646,725	1,657,017
Constellation Brands Tranche B 2.75% 4/29/20		900,000	897,469
Crown Castle Operating Tranche B 3.25% 1/31/19		2,009,761	2,005,993
CSC Holdings 2.50% 4/9/20		2,920,000	2,907,225
DaVita Tranche B 4.50% 10/20/16		750,380	755,300
Delta Air Lines 1st Lien 4.25% 4/15/17		881,066	887,674
Edwards Cayman Islands II 4.75% 3/5/20		90,861	91,391
Ellucian 4.50% 1/29/18		178,414	179,083

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Emdeon Tranche B 1st Lien 3.75% 11/2/18	394,022	$392,988
Endo Health Solutions Tranche B 4.00% 6/17/18	86,500	86,572
Equipower Resources Tranche B 5.50% 12/21/18	416,140	422,122
First Data 1st Lien 4.00% 4/5/17	1,590,209	1,564,866
Generac Power Systems Tranche B 3.50% 5/10/20	349,111	348,238
Getty Images Tranche B 4.75% 9/19/19	462,675	460,403
Gray Television 4.75% 10/11/19	62,658	63,088
HCA Tranche B5 1st Lien 2.75% 3/31/17	569,171	567,108
HD Supply 4.50% 10/12/17	1,094,472	1,095,020
Hologic 4.50% 4/29/19	446,625	448,539
Houghton International 1st Lien 5.25% 11/20/19	258,700	259,347
IASIS Healthcare 4.50% 5/3/18	1,044,786	1,046,092
Immucor Tranche B2 5.00% 8/19/18	451,996	453,502
Ineos US Finance 5.50% 5/4/15	491,800	495,489
Infor US Tranche B2 5.25% 4/5/18	522,427	525,474
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	1,043,368	1,046,629
Landry’s Tranche B 4.75% 4/24/18	2,282,567	2,292,554
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	675,000	678,881
MultiPlan Tranche B 4.00% 8/18/17	493,043	495,685
Novelis Tranche B 3.75% 3/10/17	198,025	198,892
NRG Energy 2.75% 7/1/18	487,559	483,446
Nuveen Investments 1st Lien 4.00% 5/13/17	325,000	324,052
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,155,000	1,166,550
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19	594,750	593,475
Penn National Gaming Tranche B 1st Lien 3.75% 7/14/18	1,074,493	1,081,092
PQ Tranche B 4.50% 8/7/17	700,789	702,395

LVIP Delaware Diversified Floating Rate Fund—12

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
PVH Tranche B 3.25% 12/19/19	2,044,875	$2,050,626
Reynolds & Reynolds 3.75% 4/21/18	1,006,732	1,011,766
RGIS Services 4.25% 5/3/17	562,154	564,248
RPI Finance Trust Tranche B 3.50% 5/10/18	2,497,812	2,505,305
Samson Investment Company 2nd Lien 6.00% 9/10/18	815,000	818,056
Scientific Games International 4.25% 5/22/20	1,585,000	1,570,141
Sealed Air Tranche B 1st Lien 4.00% 10/3/18	2,701,875	2,722,139
Seminole Indian Tribe of Florida Tranche B 3.00% 4/11/20	2,900,000	2,897,583
Smart & Final 1st Lien 5.75% 11/8/19	272,630	273,085
Sungard Data Systems 1st Lien 4.50% 12/4/19	139,300	140,345
Swift Transportation 4.00% 12/21/17	149,036	150,247
TransDigm
3.75% 2/7/20	496,249	490,932
3.75% 2/28/20	2,650,000	2,621,607
TW Telecom Holdings 1st Lien 2.50% 4/5/20	3,700,000	3,700,000
United Air Lines 4.00% 3/12/19	360,000	360,450
Univision Communications 1st Lien
4.00% 3/1/20	339,150	333,851
4.50% 2/22/20	440,977	439,048
Valeant Pharmaceuticals International
3.50% 12/11/19	3,731,250	3,700,194
4.50% 5/30/20	1,300,000	1,297,238
Visant 5.25% 12/22/16	170,053	163,707
Warner Chilcott Tranche B1 4.25% 3/15/18	319,575	320,124
Warner Chilcott Tranche B2 4.25% 3/15/18	42,977	43,051
Warner Chilcott Tranche B3 4.25% 3/15/18	139,119	139,358
WC Luxco Tranche B1 4.25% 3/15/18	251,831	252,263
WideOpenWest Finance 4.75% 3/27/19	1,516,200	1,525,676

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Windstream
3.50% 1/8/20		497,500	$498,536
4.00% 8/23/19		1,089,000	1,093,667
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		233,233	233,641

Total Senior Secured Loans (Cost $70,682,358)			70,880,207

ΔSOVEREIGN BONDS–2.02%
Australia–0.07%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	268,000	450,735

			450,735

Brazil–0.27%
Brazil Notas do Tesouro Nacional Serie B
6.00% 5/15/15	BRL	90,000	964,468
6.00% 8/15/20	BRL	799	886,505

			1,850,973

Colombia–0.11%
•Colombia Government International Bond 2.074% 11/16/15		760,000	757,150

			757,150

Ireland–0.12%
#VEB Finance
144A 6.025% 7/5/22		780,000	807,300

			807,300

Mexico–0.06%
Mexican Bonos 7.75% 5/29/31	MXN	5,026,000	430,553

			430,553

Norway–0.94%
#•Kommunalbanken
144A 0.323% 1/26/15		2,000,000	1,999,562
144A 0.444% 10/31/16		3,000,000	3,005,115
144A 0.47% 2/20/18		1,500,000	1,499,655

			6,504,332

Sri Lanka–0.05%
#Sri Lanka Government International 144A 5.875% 7/25/22		370,000	353,350

			353,350

Sweden–0.40%
•Svensk Exportkredit 0.576% 1/23/17		2,200,000	2,208,173

LVIP Delaware Diversified Floating Rate Fund—13

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sweden (continued)
•Svensk Exportkredit (continued)
1.025% 8/14/14	550,000	$554,542

		2,762,715

Total Sovereign Bonds (Cost $14,392,431)		13,917,108

SUPRANATIONAL BANK–0.25%
#•International Finance Facility for Immunisation 0.469% 7/5/16	1,715,000	1,715,240

Total Supranational Bank (Cost $1,715,000)		1,715,240

U.S. TREASURY OBLIGATIONS–0.07%
U.S. Treasury Notes
1.00% 5/31/18	190,000	186,749
1.375% 6/30/18	110,000	109,948
1.75% 5/15/23	190,000	177,962

Total U.S. Treasury Obligations (Cost $471,968)		474,659

	Number of Shares

PREFERRED STOCK–0.43%
BB&T 5.85%	6,600	165,396
CoBank 6.125%	13,150	1,309,247

	Number of Shares	Value (U.S. $)

PREFERRED STOCK (continued)
National Retail Properties 5.70%	15,325	$367,340
Public Storage 5.20%	10,200	237,150
Qwest 6.125%	18,550	447,055
U.S. Bancorp 5.15%	12,000	281,400
U.S. Bank 6.00%	5,000	137,050

Total Preferred Stock (Cost $3,006,875)		2,944,638

	Principal Amount°

COMMERCIAL PAPER–0.29%
•JPMorgan Chase 0.296% 9/3/13	2,000,000	2,000,522

Total Commercial Paper (Cost $2,000,000)		2,000,522

	Number of Shares

MONEY MARKET FUND–7.61%
Dreyfus Treasury & Agency Cash Management Fund	52,323,745	52,323,745

Total Money Market Fund (Cost $52,323,745)		52,323,745

TOTAL VALUE OF SECURITIES–106.02% (Cost $733,451,740)	$729,417,799
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.02%)	(41,408,861)

NET ASSETS APPLICABLE TO 68,024,055 SHARES OUTSTANDING–100.00%	$688,008,938

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($332,520,824 / 32,853,999 Shares)	$10.121

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($355,488,114 / 35,170,056 Shares)	$10.108

COMPONENTS OF NET ASSETS AT June 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$689,703,521
Undistributed net investment income	2,515,063
Accumulated net realized loss on investments	(5,823,160)
Net unrealized appreciation of investments and derivatives	1,613,514

Total net assets	$688,008,938

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $176,370,878, which represented 25.63% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

«	Of this amount, $54,558,089 represents payable for securities purchased and $151,703 represents payable for fund shares redeemed as of June 30, 2013.

LVIP Delaware Diversified Floating Rate Fund—14

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

«

Senior secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2013.

The following foreign currency exchange contracts, future contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(351,464)	USD	327,076	7/19/13	$6,051
BAML	EUR	177,300	USD	(238,422)	7/19/13	(7,611)
HSBC	BRL	(3,639,882)	USD	1,598,684	7/19/13	(24,460)
HSBC	EUR	157,760	USD	(209,383)	7/19/13	(4,008)
JPMC	EUR	(1,207,716)	USD	1,604,069	7/19/13	31,851
JPMC	IDR	8,461,645,887	USD	(828,964)	7/19/13	12,614
MSC	AUD	(1,810,596)	USD	1,665,296	7/19/13	11,509
MSC	MXN	1,611,208	USD	(122,284)	7/19/13	1,807
TD	GBP	(19,255)	USD	30,001	7/19/13	721
TD	ZAR	8,320,549	USD	(827,765)	7/19/13	11,305

						$39,779

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) USD IRS 5yr Prime	$(99,294)	$(97,875)	9/17/13	$1,419

LVIP Delaware Diversified Floating Rate Fund—15

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.20		1,280,000	5.00%	6/20/18	$(1,571)
JPM	CDX.NA.HY.20		4,750,000	5.00%	6/20/18	54,819
JPM	CDX.NA.IG.20		10,000,000	1.00%	6/20/18	(18,669)
JPM	Federative Republic of Brazil		836,000	1.00%	9/20/18	(11,459)
JPM	ITRAXX Europe Crossover 19.1	EUR	7,360,000	5.00%	6/20/18	(100,121)

Total						$(77,001)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Goldman Sachs 5 yr Interest Rate Swap	13,200,000	1.213%	0.274%	6/10/18	208,580
JPMorgan
10 yr Interest Rate Swap	44,800,000	0.979%	0.274%	1/29/18	865,902
10 yr Interest Rate Swap	48,300,000	1.930%	0.280%	4/8/23	3,131,088
Morgan Stanley
3 yr Interest Rate Swap	44,300,000	0.487%	0.280%	4/8/16	310,032
7 yr Interest Rate Swap	40,000,000	1.396%	0.283%	3/6/20	1,699,195

Total	190,600,000				$6,214,797

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

2 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CDS–Credit Default Swap

EUR–European Monetary Unit

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

IDR–Indonesia Rupiah

JPM–JPMorgan

JPMC–JPMorgan Chase Bank

MSC–Morgan Stanely Capital

MXN–Mexican Peso

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TD–Toronto Dominion Bank

USD–United States Dollar

yr–year

ZAR–South African Rand

LVIP Delaware Diversified Floating Rate Fund—16

LVIP Delaware Diversified Floating Rate Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Interest	$5,749,320
Dividends	22,581

5,771,901

EXPENSES:
Management fees	1,585,600
Distribution fees-Service Class	323,580
Accounting and administration expenses	100,955
Pricing fees	43,655
Reports and statements to shareholders	25,448
Professional fees	23,350
Custodian fees	7,139
Trustees’ fees	5,400
Other	4,476

Total operating expenses	2,119,603

NET INVESTMENT INCOME	3,652,298

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	755,782
Foreign currencies	(552,632)
Foreign currency exchange contracts	(554,373)
Swap contracts	818,905

Net realized gain	467,682

Net change in unrealized appreciation (depreciation) of:
Investments	(11,476,501)
Foreign currencies	27,189
Foreign currency exchange contracts	91,229
Futures contracts	1,419
Swap contracts	4,713,517

Net change in unrealized appreciation (depreciation)	(6,643,147)

NET REALIZED AND UNREALIZED LOSS	(6,175,465)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,523,167)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,652,298	$5,381,052
Net realized gain (loss)	467,682	(2,656,349)
Net change in unrealized appreciation (depreciation)	(6,643,147)	8,920,371

Net increase (decrease) in net assets resulting from operations	(2,523,167)	11,645,074

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,907,931)
Service Class	—	(2,332,723)

	—	(5,240,654)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	112,341,540	139,893,386
Service Class	167,071,222	108,700,040
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,907,931
Service Class	—	2,332,723

	279,412,762	253,834,080

Cost of shares redeemed:
Standard Class	(3,002,130)	(6,591,399)
Service Class	(17,993,397)	(42,140,841)

	(20,995,527)	(48,732,240)

Increase in net assets derived from capital share transactions	258,417,235	205,101,840

NET INCREASE IN NET ASSETS	255,894,068	211,506,260
NET ASSETS:
Beginning of period	432,114,870	220,608,610

End of period	$688,008,938	$432,114,870

Undistributed (distributions in excess of) net investment income	$2,515,063	$(1,137,235)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund––17

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund
	Standard Class
		Year Ended
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	5/3/10[2] to 12/31/10
Net asset value, beginning of period	$10.136	$9.866	$10.089	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.075	0.193	0.188	0.134
Net realized and unrealized gain (loss)	(0.090)	0.223	(0.213)	0.018

Total from investment operations	(0.015)	0.416	(0.025)	0.152

Less dividends and distributions from:
Net investment income	—	(0.146)	(0.190)	(0.063)
Net realized gain	—	—	(0.008)	—

Total dividends and distributions	—	(0.146)	(0.198)	(0.063)

Net asset value, end of period	$10.121	$10.136	$9.866	$10.089

Total return[4]	(0.15% )	4.22%	(0.24% )	1.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$332,521	$224,190	$85,546	$71,412
Ratio of expenses to average net assets	0.67%	0.69%	0.71%	0.78%
Ratio of net investment income to average net assets	1.49%	1.90%	1.86%	2.00%
Portfolio turnover	58%	88%	80%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund
	Service Class
		Year Ended
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	5/3/10[2] to 12/31/10
Net asset value, beginning of period	$10.135	$9.866	$10.086	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.063	0.167	0.162	0.119
Net realized and unrealized gain (loss)	(0.090)	0.224	(0.212)	0.015

Total from investment operations	(0.027)	0.391	(0.050)	0.134

Less dividends and distributions from:
Net investment income	—	(0.122)	(0.162)	(0.048)
Net realized gain	—	—	(0.008)	—

Total dividends and distributions	—	(0.122)	(0.170)	(0.048)

Net asset value, end of period	$10.108	$10.135	$9.866	$10.086

Total return[4]	(0.27% )	3.96%	(0.49% )	1.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$355,488	$207,925	$135,063	$13,128
Ratio of expenses to average net assets	0.92%	0.94%	0.96%	1.03%
Ratio of net investment income to average net assets	1.24%	1.65%	1.61%	1.75%
Portfolio turnover	58%	88%	80%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Future contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment subadvisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of the Fund’s investment portfolio. No change in the Fund’s portfolio management (personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $11,784 and $1,734, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$314,552
Distribution fees payable to LFD	67,185

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $497,443,362 and sales of $230,490,479 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2013, the Fund made purchases of $37,875,389 and sales of $37,330,187 of long-term U.S. government securities.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $733,514,519. At June 30, 2013, net unrealized depreciation was $4,096,720, of which $3,967,968 related to unrealized appreciation of investments and $8,064,688 related to unrealized depreciation of investments.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term

LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Short-term losses that will be carried forward under the Act total $5,397,642.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$78,413,123	$3,541,913	81,955,036
Corporate Debt	5,479	560,697,976	—	560,703,455
Foreign Debt	—	20,533,587	—	20,533,587
Municipal Bonds	—	8,482,157	—	8,482,157
U.S. Treasury Obligation	—	474,659	—	474,659
Preferred Stock	2,944,638	—	—	2,944,638
Commercial Paper	—	2,000,522	—	2,000,522
Money Market Fund	52,323,745	—	—	52,323,745

Total	$55,273,862	$670,602,024	$3,541,913	$729,417,799

Foreign Currency Exchange Contracts	$—	$39,779	$—	$39,779

Futures Contracts	$1,419	$—	$—	$1,419

Swap Contracts	$—	$6,137,796	$—	$6,137,796

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reported period following the period in which the transfer occurred.

LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	11,031,413	13,816,552
Service Class	16,424,636	10,777,468
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	287,740
Service Class	—	230,790

	27,456,049	25,112,550

Shares redeemed:
Standard Class	(294,876)	(657,728)
Service Class	(1,769,413)	(4,183,357)

	(2,064,289)	(4,841,085)

Net increase	25,391,760	20,271,465

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments

LVIP Delaware Diversified Floating Rate Fund–23

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2013, the net unrealized depreciation of credit default swaps was $77,001. The Fund received $5,518,000 in securities collateral for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2013, the Fund would have received $18,866,000 and EUR 7,360,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$75,858	Liabilities net of receivables and other assets	$(36,079)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	1,419	Liabilities net of receivables and other assets	—
Credit contracts and interest rate (Swap contracts)	Liabilities net of receivables and other assets	6,269,616	Liabilities net of receivables and other assets	(131,820)

Total		$6,346,893		$(167,899)

LVIP Delaware Diversified Floating Rate Fund–24

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(554,373)	$91,229
Interest rate contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	—	1,419
Credit and interest rate contracts (Swap contracts)	Net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	818,905	4,713,517

Total		$264,532	$4,806,165

Derivatives Generally-The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Forward foreign currency contracts (average cost)	USD 8,161,242	USD 4,146,914
Futures contracts (average notional value)	—	12,701
CDS contracts (average notional value)*	EUR 3,007,097	—
CDS contracts (average notional value)*	USD 7,482,637	—
Interest rate swap contracts (average notional value)	USD 164,861,290	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Recieved	Net Amount[1]
Foreign Currency Exchange Contracts	$75,858	$ (6,051)	$ —	$—	$69,807
Futures Contracts - Variation Margin	16	—	—	—	16
Credit Default Swaps	54,819	(54,819)	—	—	—
Interest Rate Swaps	6,214,797	(75,430)	(5,637,152)	—	502,215

Total	$6,345,490	$ (136,300)	$ (5,637,152)	$—	$572,038

LVIP Delaware Diversified Floating Rate Fund–25

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(36,079)	$6,051	$—	$1,560	$(28,468)
Credit Default Swaps	(131,820)	130,249	$—	1,571	—

Total	$(167,899)	$136,300	$—	$3,131	$(28,468)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/ or Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invets in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Delaware Diversified Floating Rate Fund –26

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund –27

LVIP Delaware Foundation® Aggressive Allocation Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Delaware Foundation® Aggressive Allocation Fund

LVIP Delaware Foundation® Aggressive Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual

Standard Class Shares	$1,000.00	$1,057.80	0.73%	$3.72

Service Class Shares	1,000.00	1,056.50	0.98%	5.00
Hypothetical (5% return before expenses)

Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66

Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2013

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	69.55%
U.S. Markets	44.91%
Aerospace & Defense	1.39%
Air Freight & Logistics	0.12%
Auto Components	0.55%
Automobiles	0.11%
Beverages	0.23%
Biotechnology	1.17%
Building Products	0.06%
Capital Markets	0.83%
Chemicals	0.87%
Commercial Banks	0.74%
Commercial Services & Supplies	0.66%
Communications Equipment	1.74%
Computers & Peripherals	0.85%
Construction & Engineering	0.12%
Consumer Finance	0.11%
Containers & Packaging	0.07%
Diversified Financial Services	1.15%
Diversified Telecommunication Services	1.08%
Electric Utilities	0.64%
Electrical Equipment	0.15%
Electronic Equipment, Instruments & Components	0.14%
Energy Equipment & Services	0.76%
Food & Staples Retailing	1.23%
Food Products	1.42%
Health Care Equipment & Supplies	0.81%
Health Care Providers & Services	1.22%
Health Care Technology	0.02%
Hotels, Restaurants & Leisure	0.94%
Household Products	0.32%
Industrial Conglomerates	0.15%
Insurance	2.19%
Internet & Catalog Retail	1.24%
Internet Software & Services	1.93%
IT Services	2.38%
Life Sciences Tools & Services	0.12%
Machinery	0.34%
Media	0.30%
Metals & Mining	0.14%
Multiline Retail	0.31%
Multi-Utilities	0.16%
Office Electronics	0.42%
Oil, Gas & Consumable Fuels	3.89%
Paper & Forest Products	0.09%
Personal Products	0.36%
Pharmaceuticals	2.59%
Professional Services	0.26%
Real Estate Investment Trusts	3.16%

Security Type/Sector	Percentage of Net Assets
Road & Rail	0.26%
Semiconductors & Semiconductor Equipment	0.85%
Software	1.64%
Specialty Retail	1.20%
Textiles, Apparel & Luxury Goods	0.56%
Thrift & Mortgage Finance	0.08%
Trading Companies & Distributors	0.09%
Wireless Telecommunication Services	0.70%
Developed Markets	15.98%
Air Freight & Logistics	0.42%
Automobiles	0.96%
Beverages	0.39%
Chemicals	0.31%
Commercial Banks	1.67%
Construction & Engineering	0.40%
Construction Materials	0.45%
Containers & Packaging	0.33%
Electrical Equipment	0.24%
Energy Equipment & Services	0.66%
Food & Staples Retailing	0.37%
Food Products	0.61%
Household Durables	0.19%
Industrial Conglomerates	0.35%
Insurance	0.43%
IT Services	1.22%
Life Sciences Tools & Services	0.06%
Media	0.35%
Metals & Mining	0.81%
Multiline Retail	0.46%
Multi-Utilities	0.15%
Oil, Gas & Consumable Fuels	0.32%
Pharmaceuticals	2.64%
Road & Rail	0.41%
Specialty Retail	0.37%
Textiles, Apparel & Luxury Goods	0.33%
Trading Companies & Distributors	0.39%
Wireless Telecommunication Services	0.69%
Emerging Markets	8.66%
Airlines	0.03%
Automobiles	0.14%
Beverages	0.41%
Building Products	0.15%
Chemicals	0.08%
Commercial Banks	1.06%
Construction & Engineering	0.06%
Construction Materials	0.33%
Diversified Financial Services	0.07%
Diversified Telecommunication Services	0.54%
Electronic Equipment, Instruments & Components	0.23%

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.18%
Food Products	0.50%
Household Durables	0.07%
Insurance	0.10%
Internet & Catalog Retail	0.19%
Internet Software & Services	0.30%
IT Services	0.04%
Media	0.18%
Metals & Mining	0.28%
Oil, Gas & Consumable Fuels	1.51%
Paper & Forest Products	0.12%
Personal Products	0.08%
Real Estate Management & Development	0.17%
Road & Rail	0.04%
Semiconductors & Semiconductor Equipment	0.77%
Transportation Infrastructure	0.05%
Wireless Telecommunication Services	0.98%
Convertible Preferred Stock	0.12%
Exchange-Traded Funds	9.26%
Preferred Stock	0.10%
Agency Collateralized Mortgage Obligations	0.21%
Agency Mortgage-Backed Securities	3.84%
Commercial Mortgage-Backed Securities	0.54%
Convertible Bonds	0.53%
Corporate Bonds	10.00%
Aerospace & Defense	0.05%
Air Freight & Logistics	0.04%
Auto Components	0.07%
Automobiles	0.03%
Beverages	0.11%
Biotechnology	0.05%
Building Products	0.03%
Capital Markets	0.33%
Chemicals	0.24%
Commercial Banks	1.08%
Commercial Services & Supplies	0.11%
Communications Equipment	0.01%
Computers & Peripherals	0.14%
Construction & Engineering	0.02%
Construction Materials	0.10%
Consumer Finance	0.01%
Containers & Packaging	0.11%
Diversified Financial Services	0.59%
Diversified Telecommunication Services	0.67%
Electric Utilities	0.48%
Energy Equipment & Services	0.11%
Food & Staples Retailing	0.01%
Food Products	0.09%
Gas Utilities	0.02%
Health Care Equipment & Supplies	0.30%
Health Care Providers & Services	0.12%

	Percentage
Security Type/Sector	of Net Assets
Hotels, Restaurants & Leisure	0.12%
Household Durables	0.12%
Household Products	0.04%
Independent Power Producers & Energy Traders	0.11%
Insurance	0.47%
Internet Software & Services	0.19%
IT Services	0.06%
Life Sciences Tools & Services	0.02%
Machinery	0.01%
Media	0.50%
Metals & Mining	0.28%
Multi-Utilities	0.51%
Oil, Gas & Consumable Fuels	1.29%
Paper & Forest Products	0.12%
Pharmaceuticals	0.10%
Professional Services	0.02%
Real Estate Investment Trusts	0.53%
Real Estate Management & Development	0.05%
Road & Rail	0.04%
Semiconductors & Semiconductor Equipment	0.08%
Software	0.04%
Specialty Retail	0.05%
Textiles, Apparel & Luxury Goods	0.05%
Trading Companies & Distributors	0.07%
Wireless Telecommunication Services	0.21%
Municipal Bonds	0.03%
Non-Agency Asset-Backed Securities	0.27%
Non-Agency Collateralized Mortgage Obligations	0.07%
Regional Bonds	0.19%
Senior Secured Loans	1.42%
Sovereign Bonds	0.78%
U.S. Treasury Obligations	0.59%
Right	0.00%
Warrant	0.03%
Money Market Fund	0.03%
Short-Term Investment	3.36%
Total Value of Securities	100.92%
Options Written	0.00%
Liabilities Net of Receivables and Other Assets	(0.92%	)
Total Net Assets	100.00%

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

(continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Visa	0.86%
EOG Resources	0.82%
QUALCOMM	0.78%
MasterCard	0.72%
Celgene	0.71%
Crown Castle International	0.70%
Google	0.70%
Toyota Motor	0.68%
Apple	0.68%
Adobe Systems	0.67%
Total	7.32%

Geography	Percentage of Net Assets
Argentina	0.04%
Australia	0.31%
Bermuda	0.05%
Brazil	1.50%
Canada	1.63%
Cayman Islands	0.20%
China	1.12%
Colombia	0.09%
Denmark	0.73%
Finland	0.05%
France	3.62%
Germany	1.18%
Guernsey	0.02%
Hong Kong	0.77%
India	0.79%
Indonesia	0.09%
Ireland	0.11%
Israel	0.62%
Italy	0.44%
Japan	3.09%
Jersey	0.04%
Liberia	0.02%
Luxembourg	0.27%
Malaysia	0.18%
Mexico	0.90%
Netherlands	0.54%
Norway	0.27%
Panama	0.04%
Peru	0.08%
Poland	0.26%
Puerto Rico	0.00%
Qatar	0.05%
Republic of Korea	2.02%
Russia	0.70%
South Africa	0.60%
Spain	0.25%
Sweden	0.63%
Switzerland	1.69%
Taiwan	0.53%
Thailand	0.29%
Turkey	0.07%
United Kingdom	2.01%
United States	69.55%
Uruguay	0.04%
Venezuela	0.06%
Total	97.54%

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (unaudited)

June 30, 2013

	Number of Shares	Value (U.S. $)

COMMON STOCK–69.55%
U.S. MARKETS–44.91%
Aerospace & Defense–1.39%
†Esterline Technologies	740	$53,495
Honeywell International	3,930	311,806
†KEYW Holding	7,680	101,760
Lockheed Martin	1,590	172,451
Northrop Grumman	12,200	1,010,160
Raytheon	15,100	998,412
Rockwell Collins	1,130	71,653
Triumph Group	2,500	197,875
United Technologies	3,700	343,878

		3,261,490

Air Freight & Logistics–0.12%
FedEx	1,840	181,387
†XPO Logistics	5,270	95,334

		276,721

Auto Components–0.55%
†Borg Warner	940	80,981
Cooper Tire & Rubber	2,140	70,984
Johnson Controls	27,900	998,541
†Tenneco	3,250	147,160

		1,297,666

Automobiles–0.11%
Ford Motor	16,230	251,078

		251,078

Beverages–0.23%
Coca-Cola	2,780	111,506
PepsiCo	5,280	431,851

		543,357

Biotechnology–1.17%
†Acorda Therapeutics	3,640	120,084
†Alkermes	4,660	133,649
†Celgene	14,270	1,668,306
†Cepheid	1,270	43,713
†Gilead Sciences	7,100	363,591
†Incyte	4,420	97,240
†InterMune	7,260	69,841
Spectrum Pharmaceuticals	8,230	61,396
†Vertex Pharmaceuticals	2,580	206,065

		2,763,885

Building Products–0.06%
AAON	4,505	149,025

		149,025

Capital Markets–0.83%
Ameriprise Financial	2,730	220,802
Bank of New York Mellon	34,920	979,506
BlackRock	960	246,576
Evercore Partners Class A	2,020	79,346

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
Greenhill	1,620	$74,099
State Street	3,790	247,146
†Stifel Financial	2,670	95,239

		1,942,714

Chemicals–0.87%
Axiall	1,980	84,308
Cabot	4,200	157,164
Celanese Class A	3,610	161,728
†Chemtura	4,470	90,741
duPont (E.I.) deNemours	23,100	1,212,750
Eastman Chemical	2,340	163,823
Innophos Holdings	1,650	77,831
Koppers Holdings	830	31,689
Stepan	1,280	71,181

		2,051,215

Commercial Banks–0.74%
BBCN Bancorp	6,670	94,847
Bryn Mawr Bank	1,250	29,913
†Capital Bank Financial	4,920	93,431
Cardinal Financial	6,560	96,038
City Holding	2,560	99,712
Home Bancshares	4,220	109,593
@Independent Bank	2,980	102,810
Park National	1,430	98,370
Prosperity Bancshares	2,430	125,850
Susquehanna Bancshares	9,070	116,550
†Texas Capital Bancshares	1,890	83,840
Webster Financial	4,670	119,926
Wells Fargo	12,020	496,065
†Western Alliance Bancorp	4,270	67,594

		1,734,539

Commercial Services & Supplies–0.66%
McGrath RentCorp	2,260	77,202
Republic Services	3,460	117,432
†Tetra Tech	3,800	89,338
United Stationers	3,670	123,129
US Ecology	4,520	124,029
Waste Management	25,200	1,016,316

		1,547,446

Communications Equipment–1.74%
Cisco Systems	44,540	1,082,767
Motorola Solutions	17,528	1,011,891
†NETGEAR	2,270	69,326
Plantronics	2,170	95,306
QUALCOMM	30,085	1,837,592

		4,096,882

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–0.85%
Apple	4,015	$1,590,261
EMC	12,780	301,864
†Synaptics	2,660	102,570

		1,994,695

Construction & Engineering–0.12%
Granite Construction	1,700	50,592
†MYR Group	4,490	87,331
URS	3,240	152,993

		290,916

Consumer Finance–0.11%
Capital One Financial	4,230	265,686

		265,686

Containers & Packaging–0.07%
Boise	10,040	85,742
MeadWestvaco	2,430	82,887

		168,629

Diversified Financial Services–1.15%
CME Group	10,850	824,383
†IntercontinentalExchange	7,510	1,334,978
JPMorgan Chase	10,500	554,295

		2,713,656

Diversified Telecommunication Services–1.08%
AT&T	39,777	1,408,106
Atlantic Tele-Network	1,430	71,014
†inContact	8,650	71,103
Verizon Communications	19,743	993,863

		2,544,086

Electric Utilities–0.64%
Cleco	2,690	124,897
Edison International	23,330	1,123,573
OGE Energy	2,610	178,002
UIL Holdings	1,990	76,118

		1,502,590

Electrical Equipment–0.15%
Acuity Brands	2,330	175,962
Eaton.	2,580	169,790

		345,752

Electronic Equipment, Instruments & Components–0.14%
†Anixter International	1,540	116,747
†FARO Technologies	3,080	104,166
†Rofin-Sinar Technologies	3,950	98,513

		319,426

Energy Equipment & Services–0.76%
Bristow Group	940	61,401
†C&J Energy Services	3,170	61,403

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Halliburton	24,000	$1,001,280
National Oilwell Varco	2,170	149,513
†Pioneer Energy Services	10,520	69,642
†RigNet	4,140	105,487
Schlumberger	4,700	336,802

		1,785,528

Food & Staples Retailing–1.23%
Casey’s General Stores	2,350	141,376
CVS Caremark	22,558	1,289,866
†Susser Holdings	2,460	117,785
Walgreen	30,500	1,348,100

		2,897,127

Food Products–1.42%
Archer-Daniels-Midland	29,700	1,007,127
General Mills	5,270	255,753
J&J Snack Foods	1,230	95,694
Kraft Foods Group	18,033	1,007,504
Mondelez International Class A	34,500	984,285

		3,350,363

Health Care Equipment & Supplies–0.81%
Abbott Laboratories	4,440	154,867
†Align Technology	4,040	149,642
Baxter International	14,200	983,634
Conmed	3,320	103,717
CryoLife	8,220	51,457
†Haemonetics	2,890	119,502
†Merit Medical Systems	4,570	50,956
†Quidel	5,540	141,436
West Pharmaceutical Services	1,980	139,115

		1,894,326

Health Care Providers & Services–1.22%
Air Methods	3,510	118,919
Cardinal Health	21,100	995,920
†Cross Country Healthcare	8,080	41,693
†Express Scripts Holding	4,820	297,346
Quest Diagnostics	16,200	982,206
UnitedHealth Group	5,120	335,258
†WellCare Health Plans	1,710	94,991

		2,866,333

Health Care Technology–0.02%
†Greenway Medical Technologies	4,020	49,607

		49,607

Hotels, Restaurants & Leisure–0.94%
†AFC Enterprises	3,440	123,634
†Buffalo Wild Wings	1,120	109,939
Carnival	28,300	970,407
CEC Entertainment	1,020	41,861

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory	2,280	$95,509
†Jack in the Box	3,870	152,052
McDonald’s	3,200	316,800
†SHFL Entertainment	8,370	148,233
Starbucks	3,880	254,101

		2,212,536

Household Products–0.32%
Kimberly-Clark	2,830	274,906
Procter & Gamble	6,280	483,497

		758,403

Industrial Conglomerates–0.15%
General Electric	15,310	355,039

		355,039

Insurance–2.19%
AFLAC	4,410	256,309
Allstate	20,800	1,000,896
American Equity Investment Life Holding	7,320	114,924
AMERISAFE	1,990	64,456
Maiden Holdings	7,230	81,121
Marsh & McLennan	25,100	1,001,992
Primerica	3,060	114,566
Progressive	44,650	1,135,003
Prudential Financial	1,820	132,915
Travelers	15,700	1,254,744

		5,156,926

Internet & Catalog Retail–1.24%
†Liberty Interactive Class A	62,075	1,428,346
†priceline.com	1,625	1,344,086
†Shutterfly	2,450	136,686

		2,909,118

Internet Software & Services–1.93%
†Brightcove	6,600	57,816
†eBay	18,100	936,132
†ExactTarget	2,220	74,858
†Google Class A	1,855	1,633,086
j2 Global	2,820	119,878
†Liquidity Services	2,490	86,328
†Trulia.	1,420	44,148
†ValueClick	2,640	65,155
†VeriSign	15,350	685,531
†Vocus	6,840	71,957
†Yahoo	30,682	770,425

		4,545,314

IT Services–2.38%
Accenture Class A	3,550	255,458
†EPAM Systems	2,500	67,950

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
†ExlService Holdings	1,900	$56,164
International Business Machines	1,320	252,265
†InterXion Holding	3,960	103,475
MasterCard Class A	2,935	1,686,158
Syntel	1,140	71,672
†TeleTech Holdings	5,220	122,305
†Teradata	15,100	758,473
†VeriFone Systems	12,325	207,183
Visa Class A	11,100	2,028,525

		5,609,628

Life Sciences Tools & Services–0.12%
Thermo Fisher Scientific	3,320	280,972

		280,972

Machinery–0.34%
Barnes Group	4,130	123,859
Caterpillar	970	80,015
†Chart Industries	1,100	103,499
†Columbus McKinnon	4,760	101,483
Cummins	1,010	109,545
Deere.	1,220	99,125
ESCO Technologies	2,280	73,826
Kadant	3,570	107,707

		799,059

Media–0.30%
Cinemark Holdings	1,860	51,931
Comcast Special Class A	8,450	335,212
National CineMedia	4,800	81,072
Regal Entertainment Group Class A	5,560	99,524
Viacom Class B	1,890	128,615

		696,354

Metals & Mining–0.14%
Allegheny Technologies	4,250	111,818
Kaiser Aluminum	1,540	95,388
Materion.	3,060	82,895
US Silica Holdings	2,300	47,794

		337,895

Multiline Retail–0.31%
Macy’s	5,250	252,000
Nordstrom	3,970	237,962
Target	3,490	240,321

		730,283

Multi-Utilities–0.16%
MDU Resources Group	5,800	150,278
NorthWestern	1,990	79,401
Sempra Energy	1,840	150,438

		380,117

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Office Electronics–0.42%
Xerox	109,900	$ 996,793

		996,793

Oil, Gas & Consumable Fuels–3.89%
†Bonanza Creek Energy	3,120	110,635
†Carrizo Oil & Gas	3,520	99,722
Chevron	12,906	1,527,296
ConocoPhillips	16,700	1,010,350
†Diamondback Energy	1,220	40,650
EOG Resources	14,710	1,937,013
Exxon Mobil	4,840	437,294
Kinder Morgan	40,841	1,558,084
†Kodiak Oil & Gas	11,830	105,169
Marathon Oil	33,245	1,149,612
Occidental Petroleum	12,000	1,070,760
†Rosetta Resources	2,260	96,095

		9,142,680

Paper & Forest Products–0.09%
International Paper	2,520	111,661
Neenah Paper	3,210	101,982

		213,643

Personal Products–0.36%
Avon Products	34,500	725,535
†Prestige Brands Holdings	4,110	119,765

		845,300

Pharmaceuticals–2.59%
AbbVie	4,440	183,550
Allergan	13,825	1,164,618
†Auxilium Pharmaceuticals	4,240	70,511
Johnson & Johnson	12,282	1,054,533
Merck	30,630	1,422,764
†Nektar Therapeutics	6,450	74,498
Perrigo	5,265	637,065
Pfizer	52,335	1,465,903
Zoetis	980	30,269

		6,103,711

Professional Services–0.26%
†FTI Consulting	2,380	78,278
Kforce	8,860	129,356
Manpower	1,090	59,732
†RPX	3,370	56,616
Towers Watson Class A	2,430	199,114
†WageWorks	2,640	90,948

		614,044

Real Estate Investment Trusts–3.16%
American Tower	1,175	85,975
Apartment Investment & Managemen	3,825	114,903
AvalonBay Communities	1,675	225,974

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Boston Properties	2,100	$ 221,487
BRE Properties	1,000	50,020
Camden Property Trust	2,550	176,307
CapLease	1,550	13,082
CBL & Associates Properties	3,975	85,145
Colonial Properties Trust	2,700	65,124
Corporate Office Properties Trust	4,275	109,013
DCT Industrial Trust	25,890	185,114
DDR	6,850	114,053
DuPont Fabros Technology	5,990	144,659
EastGroup Properties	2,190	123,231
EPR Properties	2,610	131,205
Equity Lifestyle Properties	850	66,802
Equity Residential	5,675	329,491
Essex Property Trust	725	115,217
Extra Space Storage	2,650	111,115
Federal Realty Investment Trust	800	82,944
First Industrial Realty Trust	4,675	70,920
First Potomac Realty Trust	4,625	60,403
Franklin Street Properties	1,500	19,800
General Growth Properties	8,250	163,928
HCP	3,150	143,136
Health Care REIT	1,650	110,600
Healthcare Realty Trust	4,025	102,638
Healthcare Trust of America	3,150	35,375
Host Hotels & Resorts	21,345	360,090
Kilroy Realty	1,875	99,394
Kimco Realty	6,700	143,581
Kite Realty Group Trust	2,625	15,829
LaSalle Hotel Properties	5,050	124,735
Lexington Realty Trust	7,900	92,272
Liberty Property Trust	3,450	127,512
LTC Properties	1,400	54,670
Macerich	1,875	114,319
National Retail Properties	4,335	149,124
Post Properties	1,225	60,625
ProLogis	6,350	239,522
PS Business Parks	675	48,715
Public Storage	1,850	283,661
Ramco-Gershenson Properties Trust	9,470	147,069
Rayonier	575	31,849
Regency Centers	2,150	109,242
RLJ Lodging Trust	2,800	62,972
Senior Housing Properties Trust	2,450	63,529
Simon Property Group	4,850	765,912
SL Green Realty	2,100	185,199
Sovran Self Storage	2,130	138,003
†Strategic Hotels & Resorts	6,500	57,590
Summit Hotel Properties	5,225	49,376
†Sunstone Hotel Investors	3,325	40,166
Tanger Factory Outlet Centers	2,375	79,468

LVIP Delaware Foundation® Aggressive Allocation Fund—8

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Ventas	3,250	$ 225,745
Vornado Realty Trust	2,850	236,123
Washington Real Estate Investment Trust	2,225	59,875

		7,423,828

Road & Rail–0.26%
†Genesee & Wyoming	1,190	100,960
Hunt (J.B.) Transport Services	2,060	148,814
†Roadrunner Transportation Systems	2,150	59,856
Union Pacific	2,030	313,188

		622,818

Semiconductors & Semiconductor Equipment–0.85%
†Amkor Technology	12,770	53,762
†Applied Micro Circuits	11,550	101,640
Avago Technologies	4,980	186,152
†Cirrus Logic	3,920	68,051
Intel	51,376	1,244,327
†Semtech	4,620	161,839
Texas Instruments	5,010	174,699

		1,990,470

Software–1.64%
†Accelrys	10,820	90,888
†Adobe Systems	34,750	1,583,210
†Citrix Systems	2,200	132,726
†Fortinet	8,800	154,000
Intuit	18,850	1,150,416
Microsoft	13,430	463,738
†Nuance Communications	3,690	67,822
†Proofpoint	5,390	130,600
†SS&C Technologies Holdings	2,730	89,817

		3,863,217

Specialty Retail–1.20%
DSW Class A	2,250	165,308
†Express	4,550	95,414
†Francesca’s Holdings	3,460	96,153
†Jos. A Bank Clothiers	2,570	106,192
L Brands	16,800	827,400
Lowe’s	25,300	1,034,770
†Sally Beauty Holdings	15,825	492,158

		2,817,395

Textiles, Apparel & Luxury Goods–0.56%
†G-III Apparel Group	3,060	147,247
†Iconix Brand Group	4,250	124,993
Jones Group	3,540	48,675
†Madden (Steven)	3,340	161,589
NIKE Class B	11,700	745,056

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International	4,670	$ 94,848

		1,322,408

Thrift & Mortgage Finance–0.08%
Dime Community Bancshares	5,730	87,784
Flushing Financial	5,770	94,917

		182,701

Trading Companies & Distributors–0.09%
Applied Industrial Technologies	3,100	149,823
†Titan Machinery	3,260	63,994

		213,817

Wireless Telecommunication Services–0.70%
†Crown Castle International	22,800	1,650,492

		1,650,492

Total U.S. Markets (Cost $69,326,101)		105,679,699

§DEVELOPED MARKETS–15.98%
Air Freight & Logistics–0.42%
Deutsche Post	39,701	986,807

		986,807

Automobiles–0.96%
Bayerische Motoren Werke	7,356	643,269
Toyota Motor	26,600	1,606,837

		2,250,106

Beverages–0.39%
Carlsberg Class B	10,212	914,212

		914,212

Chemicals–0.31%
Syngenta ADR	9,300	724,098

		724,098

Commercial Banks–1.67%
BNP Paribas	678	37,023
Mitsubishi UFJ Financial Group	212,200	1,309,665
Nordea Bank	102,756	1,149,079
Standard Chartered	34,684	752,755
UniCredit	146,589	686,552

		3,935,074

Construction & Engineering–0.40%
Vinci	18,760	941,509

		941,509

Construction Materials–0.45%
†Cemex Latam Holdings	41,275	274,925
Lafarge	12,615	775,725

		1,050,650

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Containers & Packaging–0.33%
Rexam	105,602	$ 766,913

		766,913

Electrical Equipment–0.24%
Alstom	17,315	567,080

		567,080

Energy Equipment & Services–0.66%
Saipem	21,702	352,836
Subsea 7	32,733	573,932
Transocean	13,200	632,940

		1,559,708

Food & Staples Retailing–0.37%
Tesco	172,614	870,020

		870,020

Food Products–0.61%
†Aryzta	25,464	1,431,440

		1,431,440

Household Durables–0.19%
Techtronic Industries	190,000	454,664

		454,664

Industrial Conglomerates–0.35%
Koninklijke Philips Electronics	30,510	831,828

		831,828

Insurance–0.43%
AXA	51,757	1,016,982

		1,016,982

IT Services–1.22%
†CGI Group Class A	51,060	1,495,695
Teleperformance	28,780	1,385,379

		2,881,074

Life Sciences Tools & Services–0.06%
†ICON	3,840	136,051

		136,051

Media–0.35%
Publicis Groupe	11,458	815,844

		815,844

Metals & Mining–0.81%
Anglo American ADR	9,285	89,143
AuRico Gold	66,648	292,213
Rio Tinto	21,048	858,879
Yamana Gold	70,357	671,150

		1,911,385

Multiline Retail–0.46%
Don Quijote	10,900	530,380

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multiline Retail (continued)
PPR	2,702	$ 549,210

		1,079,590

Multi-Utilities–0.15%
National Grid	30,625	347,469

		347,469

Oil, Gas & Consumable Fuels–0.32%
Total	15,530	758,179

		758,179

Pharmaceuticals–2.64%
Meda Class A	30,112	341,220
Novartis	16,698	1,186,148
Novo Nordisk ADR	5,150	798,096
Sanofi	12,430	1,288,262
Stada Arzneimittel	26,873	1,156,808
Teva Pharmaceutical Industries ADR	37,100	1,454,320

		6,224,854

Road & Rail–0.41%
East Japan Railway	12,372	961,962

		961,962

Specialty Retail–0.37%
Nitori Holdings	10,809	872,045

		872,045

Textiles, Apparel & Luxury Goods–0.33%
Yue Yuen Industrial Holdings	297,000	769,683

		769,683

Trading Companies & Distributors–0.39%
ITOCHU	80,160	925,607

		925,607

Wireless Telecommunication Services–0.69%
KDDI	20,300	1,056,353
Vodafone Group	124,924	356,909
Vodafone Group ADR	6,990	200,893

		1,614,155

Total Developed Markets (Cost $30,779,624)		37,598,989

×EMERGING MARKETS–8.66%
Airlines–0.03%
†Gol Linhas Aereas Inteligentes ADR	22,200	74,370

		74,370

Automobiles–0.14%
Hyundai Motor	741	146,267
Mahindra & Mahindra	11,687	190,540

		336,807

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages–0.41%
Fomento Economico Mexicano ADR	2,765	$ 285,320
@Lotte Chilsung Beverage	212	256,092
Tsingtao Brewery	24,072	172,252
United Spirits	6,694	243,751

		957,415

Building Products–0.15%
@KCC	1,230	353,151

		353,151

Chemicals–0.08%
†Braskem ADR	12,968	192,964

		192,964

Commercial Banks–1.06%
Banco Santander Brasil ADR	28,604	177,917
Bangkok Bank	31,993	210,603
China Construction Bank	287,239	203,318
ICICI Bank ADR	5,900	225,675
Industrial & Commercial Bank of China	543,238	342,498
Itau Unibanco Holding ADR	16,720	216,022
KB Financial Group ADR	13,003	385,279
Powszechna Kasa Oszczednosci Bank Polski	9,770	104,651
=Sberbank	128,080	365,174
Standard Bank Group	22,614	255,034

		2,486,171

Construction & Engineering–0.06%
†Empresas ICA ADR	17,900	134,787

		134,787

Construction Materials–0.33%
†Cemex ADR	34,426	364,227
Siam Cement	9,604	138,218
Siam Cement NVDR	7,559	108,787
Ultratech Cement	5,065	159,693

		770,925

Diversified Financial Services–0.07%
Remgro	8,887	170,772

		170,772

Diversified Telecommunication Services–0.54%
China Telecom	384,800	183,568
China Unicom Hong Kong ADR	23,520	309,053
Chunghwa Telecom ADR	6,527	209,582
KT ADR	20,966	325,392
Telefonica Brasil ADR	10,695	244,060

		1,271,655

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components–0.23%
Hon Hai Precision Industry	146,596	$ 361,964
†LG Display ADR	15,391	182,691

		544,655

Food & Staples Retailing–0.18%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,000	227,300
Wal-Mart de Mexico Series V	68,388	191,669

		418,969

Food Products–0.50%
Brasil Foods ADR	20,399	442,862
China Mengniu Dairy	88,000	314,851
@Lotte Confectionery	142	199,750
Tingyi Cayman Islands Holding	85,541	222,785

		1,180,248

Household Durables–0.07%
LG Electronics	2,601	166,205

		166,205

Insurance–0.10%
Samsung Life Insurance	2,410	227,836

		227,836

Internet & Catalog Retail–0.19%
Hyundai Home Shopping Network	3,366	452,277

		452,277

Internet Software & Services–0.30%
†Baidu ADR	1,800	170,154
†Sina	4,296	239,416
†Sohu.com	4,900	301,938

		711,508

IT Services–0.04%
†WNS Holdings ADR	5,600	93,464

		93,464

Media–0.18%
Grupo Televisa ADR	17,314	430,080

		430,080

Metals & Mining–0.28%
†Anglo American Platinum	2,998	89,470
†@ArcelorMittal South Africa	17,503	56,661
@Gerdau	17,700	90,423
Gerdau ADR	12,900	73,659
Impala Platinum Holdings	6,490	61,059
Vale ADR	20,952	275,519

		646,791

Oil, Gas & Consumable Fuels–1.51%
Cairn India	35,745	174,123

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical	174,850	$123,089
CNOOC ADR	1,077	180,376
†Gazprom ADR	47,789	314,452
LUKOIL ADR	5,208	300,241
PetroChina ADR	1,636	181,056
Petroleo Brasileiro ADR	36,669	492,098
†Polski Koncern Naftowy Orlen	9,431	132,233
PTT-Foreign	20,378	220,285
#@Reliance Industries GDR 144A	26,398	759,998
Rosneft GDR	31,778	217,679
Sasol ADR	4,553	197,190
Tambang Batubara Bukit Asam Persero	118,000	158,126
YPF ADR	6,900	101,844

		3,552,790

Paper & Forest Products–0.12%
†@Fibria Celulose ADR	26,410	292,887

		292,887

Personal Products–0.08%
Hypermarcas	30,300	197,157

		197,157

Real Estate Management & Development–0.17%
#†=Etalon Group GDR 144A	10,500	36,015
UEM Sunrise	362,304	357,774

		393,789

Road & Rail–0.04%
All America Latina Logistica	21,774	92,502

		92,502

Semiconductors & Semiconductor Equipment–0.77%
Samsung Electronics	954	1,120,683
Taiwan Semiconductor Manufacturing	80,944	299,793
Taiwan Semiconductor Manufacturing ADR	11,400	208,848
United Microelectronics	354,000	171,271

		1,800,595

Transportation Infrastructure–0.05%
Santos Brasil Participacoes	9,975	127,576

		127,576

Wireless Telecommunication Services–0.98%
America Movil ADR	8,958	194,837
China Mobile ADR	5,193	268,842
†MegaFon GDR	9,800	306,250
Mobile Telesystems ADR	8,100	153,414
MTN Group	10,373	193,084
SK Telecom ADR	41,400	841,662
†Turkcell Iletisim Hizmetleri ADR	11,310	162,525

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodacom Group	17,484	$185,753

		2,306,367

Total Emerging Markets (Cost $19,286,718)		20,384,713

Total Common Stock (Cost $119,392,443)		163,663,401

CONVERTIBLE PREFERRED STOCK–0.12%
Apache 6.00% exercise price $108.96, expiration date 8/1/13	450	21,483
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	500	9,500
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	10,026
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	15	15,422
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	800	14,192
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	108	5,405
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16	108	5,422
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	600	29,775
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	38	44,802
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	15	18,300
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	404	22,220
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	750	41,093
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	263	24,785

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	28	$33,432

Total Convertible Preferred Stock (Cost $303,171)		295,857

EXCHANGE-TRADED FUNDS–9.26%
iShares MSCI EAFE Growth Index ETF	178,700	11,034,725
iShares MSCI EAFE Index ETF	97,320	5,584,222
Vanguard FTSE Developed Markets ETF	145,000	5,163,450

Total Exchange-Traded Funds (Cost $17,570,843)		21,782,397

PREFERRED STOCK–0.10%
Alabama Power 5.625%	2,475	62,370
BB&T 5.85%	1,600	40,096
National Retail Properties 5.70%	1,125	26,966
Public Storage 5.20%	1,200	27,900
†U.S. Airways	8	0
U.S. Bancorp 5.15%	1,000	23,450
Wells Fargo 5.20%	2,600	60,866

Total Preferred Stock (Cost $248,391)		241,648

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.21%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	64	71
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,326	1,521
Series 2003-26 AT 5.00% 11/25/32	52,028	53,987
Series 2003-122 AJ 4.50% 2/25/28	1,087	1,088
Series 2010-41 PN 4.50% 4/25/40	65,000	70,486
•Series 2012-122 SD 5.907% 11/25/42	97,447	24,955
•Series 2012-124 SD 5.957% 11/25/42	98,020	24,115
*Series 2013-26 ID 3.00% 4/25/33	98,679	15,009

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-38 AI 3.00% 4/25/33	97,833	$14,766
*Series 2013-44 DI 3.00% 5/25/33	238,244	36,431
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	11,324	12,649
Series 4065 DE 3.00% 6/15/32	10,000	10,174
•*Series 4148 SA 5.908% 12/15/42	108,443	28,054
*Series 4185 LI 3.00% 3/15/33	98,458	14,719
*Series 4191 CI 3.00% 4/15/33	99,296	16,401
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	169,173

Total Agency Collateralized Mortgage Obligations (Cost $486,834)		493,599

AGENCY MORTGAGE-BACKED SECURITIES–3.84%
•Fannie Mae ARM 5.157% 8/1/35	2,375	2,549
Fannie Mae S.F. 15 yr
2.50% 2/1/28	105,928	106,725
2.50% 5/1/28	9,887	9,960
3.00% 11/1/27	12,994	13,395
3.00% 5/1/28	7,934	8,179
3.50% 7/1/26	29,478	30,843
3.50% 10/1/26	28,483	29,694
4.00% 11/1/25	145,514	155,463
Fannie MaeS.F.15yrTBA
2.50% 7/1/28	2,333,000	2,346,488
3.00% 7/1/28	1,310,000	1,347,458
3.50% 7/1/28	145,000	151,027
Fannie Mae S.F. 20 yr
3.50% 4/1/33	4,952	5,102
5.00% 11/1/23	2,579	2,796
Fannie Mae S.F. 30 yr
3.50% 7/1/42	4,646	4,723
3.50% 3/1/43	9,955	10,124
4.00% 11/1/40	12,517	13,046
4.00% 1/1/41	58,986	61,480
4.00% 2/1/41	76,065	79,530
4.00% 3/1/41	64,108	67,101
4.00% 9/1/41	8,668	9,042
4.00% 12/1/41	203,950	212,575
4.00% 3/1/42	50,328	52,550
4.00% 1/1/43	195,113	203,520
4.50% 7/1/36	9,453	10,002
4.50% 8/1/40	55,270	58,458
4.50% 11/1/40	30,685	32,511
4.50% 2/1/41	14,476	15,349
4.50% 3/1/41	65,685	69,646
4.50% 5/1/41	39,254	41,663
4.50% 8/1/41	30,130	31,946

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/41	37,683	$39,955
4.50% 11/1/41	28,547	30,269
5.00% 2/1/35	56,233	60,834
5.50% 4/1/37	59,827	66,746
6.00% 2/1/37	39,146	42,905
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/43	2,007,000	1,960,902
3.50% 7/1/43	687,000	697,412
4.50% 7/1/43	306,000	323,786
Freddie Mac 4.50% 1/1/41	55,141	56,908
Freddie Mac ARM
•2.342% 12/1/33	16,634	17,646
•2.738% 6/1/37	7,353	7,818
Freddie Mac S.F. 15 yr
4.50% 5/1/20	8,458	8,897
5.50% 5/1/20	216,023	233,041
Freddie Mac S.F. 30 yr
3.00% 11/1/42	29,573	28,907
4.00% 10/1/40	33,333	34,683
4.00% 11/1/40	20,990	21,840
4.00% 12/1/40	3,988	4,149
4.00% 2/1/42	13,853	14,414
4.50% 10/1/39	42,305	44,542
4.50% 11/1/39	72,303	76,126
6.00% 8/1/38	26,460	28,960
6.00% 10/1/38	38,996	42,655

Total Agency Mortgage-Backed Securities (Cost $9,100,066)		9,026,340

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.54%
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	60,000	64,273
•Series 2006-PW12 A4 5.902% 9/11/38	150,000	165,580
tCommercial Mortgage Pass Through Certificates Trust Series 2013-CR8 A5 3.612% 6/10/46	60,000	58,685
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	100,000	110,153
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	30,000	27,780
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	125,000	128,554
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	52,518
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	107,412

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	50,000	$53,094
Series 2011-C5 A3 4.171% 8/15/46	85,000	88,713
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	30,162	30,660
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,540
•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.816% 6/11/42 100,000		113,060
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	50,000	52,188
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30 100,000		93,221
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	35,000	32,459
Series 2013-C11 A5 3.071% 3/15/45	30,000	28,156
Series 2013-C14 A5 3.337% 6/15/46	55,000	52,435

Total Commercial Mortgage-Backed Securities (Cost $1,209,730)		1,274,481

CONVERTIBLE BONDS–0.53%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	29,000	29,725
#Alaska Communications
Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	27,000	21,516
Alere 3.00% exercise price
$43.98, expiration date 5/15/16	30,000	29,719
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	29,000	31,791
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	53,000	47,104
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	25,000	25,469
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	17,000	19,072

LVIP Delaware Foundation® Aggressive Allocation Fund—14

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Chesapeake Energy 2.25% exercise price $85.61, expiration date 12/14/38	11,000	$9,694
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	12,000	11,363
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	25,000	31,406
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	30,000	33,263
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	32,000	24,160
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	5,000	11,366
fGeneral Cable 4.50% exercise price $36.55, expiration date 11/15/29	36,000	39,825
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	12,000	27,180
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	32,000	40,040
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	33,000	32,732
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	14,000	15,855
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	16,000	17,340
Intel 3.25% exercise price $21.94, expiration date 8/1/39	19,000	24,249
Jefferies Group 3.875% exercise price $45.72, expiration date 10/31/29	39,000	41,706
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	22,000	22,481
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	37,000	37,301
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	15,000	25,247

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	22,000	$24,255
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	26,000	26,374
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	31,000	34,778
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	10,000	23,750
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	39,000	40,365
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	63,000	62,449
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	8,000	8,640
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	44,000	44,770
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	19,000	13,288
PHH 4.00% exercise price $25.80, expiration date 8/27/14	49,000	52,063
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	17,000	17,340
#Ryman Hospitality Properties 144A 3.75% exercise price $21.96, expiration date 9/29/14	17,000	30,388
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	25,000	33,453
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	10,000	24,563
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	11,000	11,791
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	55,000	53,728
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	17,000	15,980

LVIP Delaware Foundation® Aggressive Allocation Fund—15

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	9,000	$10,560
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	23,000	32,473
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	22,000	27,500

Total Convertible Bonds (Cost $1,167,230)		1,238,112

CORPORATE BONDS–10.00%
Aerospace & Defense–0.05%
#DigitalGlobe 144A 5.25% 2/1/21	10,000	9,650
Northrop Grumman 3.25% 8/1/23	70,000	66,382
#TransDigm 144A 7.50% 7/15/21	40,000	41,000

		117,032

Air Freight & Logistics–0.04%
FedEx 4.10% 4/15/43	30,000	26,593
United Parcel Service 5.125% 4/1/19	50,000	57,565

		84,158

Auto Components–0.07%
American Axle & Manufacturing 6.25% 3/15/21	35,000	35,744
Delphi 6.125% 5/15/21	65,000	71,175
Tomkins 9.00% 10/1/18	21,000	22,995
#TRW Automotive 144A 4.50% 3/1/21	40,000	40,100

		170,014

Automobiles–0.03%
Ford Motor 7.45% 7/16/31	51,000	61,313

		61,313

Beverages–0.11%
Constellation Brands
3.75% 5/1/21	5,000	4,694
4.25% 5/1/23	25,000	23,656
6.00% 5/1/22	55,000	59,263
Molson Coors Brewing 5.00% 5/1/42	15,000	14,462
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	166,898

		268,973

Biotechnology–0.05%
Celgene 3.95% 10/15/20	105,000	108,947

		108,947

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products–0.03%
Nortek 8.50% 4/15/21	70,000	$75,250

		75,250

Capital Markets–0.33%
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23	114,000	107,168
•Bank of New York Mellon 4.50% 12/31/49	40,000	37,700
E Trade Financial 6.375% 11/15/19	40,000	40,800
Jefferies Group
5.125% 1/20/23	20,000	19,883
6.45% 6/8/27	25,000	24,750
6.50% 1/20/43	15,000	14,407
Lazard Group 6.85% 6/15/17	153,000	171,287
Morgan Stanley
2.125% 4/25/18	110,000	105,393
4.10% 5/22/23	145,000	134,235
#Nuveen Investments 144A 9.50% 10/15/20	70,000	70,000
State Street 3.10% 5/15/23	65,000	61,011

		786,634

Chemicals–0.24%
#Axiall 144A 4.875% 5/15/23	15,000	14,306
CF Industries
4.95% 6/1/43	30,000	28,595
6.875% 5/1/18	90,000	105,926
7.125% 5/1/20	50,000	59,901
Dow Chemical 8.55% 5/15/19	223,000	284,862
#PolyOne 144A 5.25% 3/15/23	25,000	24,750
Rockwood Specialties Group 4.625% 10/15/20	25,000	25,219
#TPC Group 144A 8.75% 12/15/20	25,000	25,688

		569,247

Commercial Banks–1.08%
#Banco Santander Mexico 144A 4.125% 11/9/22	150,000	141,000
Bancolombia 5.125% 9/11/22	45,000	43,088
BB&T 5.25% 11/1/19	160,000	178,088
#BBVA Banco Continental 144A 3.25% 4/8/18	50,000	48,750
City National 5.25% 9/15/20	100,000	108,540
•Fifth Third Bancorp 5.10% 12/31/49	70,000	66,325
•Fifth Third Capital Trust IV 6.50% 4/15/37	115,000	115,000
#HSBC Bank 144A 4.75% 1/19/21	150,000	163,862
KeyBank 5.45% 3/3/16	250,000	275,789
•National City Bank 0.644% 6/7/17	335,000	331,594

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
•PNC Financial Services Group 4.85% 5/29/49	25,000	$23,375
PNC Funding 5.125% 2/8/20	115,000	126,537
#•PNC Preferred Funding Trust II 144A 1.496% 3/31/49	100,000	84,500
Regions Financial 2.00% 5/15/18	35,000	33,124
Royal Bank of Scotland Group 6.10% 6/10/23	35,000	33,265
SVB Financial Group 5.375% 9/15/20	160,000	175,647
•USB Capital IX 3.50% 10/29/49	275,000	239,938
Wachovia
•0.647% 10/15/16	45,000	44,226
5.25% 8/1/14	195,000	203,737
Zions Bancorp
4.50% 3/27/17	60,000	63,507
4.50% 6/13/23	20,000	19,726
7.75% 9/23/14	20,000	21,557

		2,541,175

Commercial Services & Supplies–0.11%
ADT 4.125% 6/15/23	45,000	42,471
#Brambles USA 144A 3.95% 4/1/15	20,000	20,894
Geo Group 6.625% 2/15/21	35,000	36,925
International Lease Finance
5.875% 4/1/19	25,000	25,375
6.25% 5/15/19	63,000	65,048
8.25% 12/15/20	35,000	39,419
8.75% 3/15/17	25,000	27,969

		258,101

Communications Equipment–0.01%
Avaya
#144A 7.00% 4/1/19	25,000	22,688
#144A 10.50% 3/1/21	15,000	11,438

		34,126

Computers & Peripherals–0.14%
Apple 2.40% 5/3/23	100,000	92,947
EMC
2.65% 6/1/20	40,000	39,493
3.375% 6/1/23	75,000	73,767
NetApp
2.00% 12/15/17	35,000	34,126
3.25% 12/15/22	35,000	32,290
#Seagate HDD Cayman 144A 4.75% 6/1/23	50,000	46,875

		319,498

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering–0.02%
#URS 144A 4.35% 4/1/17	40,000	$40,785

		40,785

Construction Materials–0.10%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	150,000	159,000
Headwaters 7.625% 4/1/19	80,000	84,000

		243,000

Consumer Finance–0.01%
Ford Motor Credit 5.00% 5/15/18	15,000	16,034

		16,034

Containers & Packaging–0.11%
Ball 4.00% 11/15/23	55,000	51,081
Berry Plastics 9.75% 1/15/21	60,000	68,100
#Consolidated Container 144A 10.125% 7/15/20	20,000	21,100
#Crown Americas 144A 4.50% 1/15/23	15,000	14,213
#Plastipak Holdings 144A 10.625% 8/15/19	44,000	48,620
Rock Tenn 4.00% 3/1/23	15,000	14,482
#Sealed Air 144A 6.50% 12/1/20	40,000	42,400

		259,996

Diversified Financial Services–0.59%
Bank of America
2.00% 1/11/18	100,000	96,965
3.875% 3/22/17	50,000	52,412
•5.20% 12/29/49	60,000	56,700
#CDP Financial 144A 4.40% 11/25/19	250,000	275,454
#ERAC USA Finance 144A 5.25% 10/1/20	95,000	105,211
General Electric Capital
2.10% 12/11/19	70,000	68,231
6.00% 8/7/19	286,000	332,458
#•HBOS Capital Funding 144A 6.071% 6/29/49	100,000	87,500
JPMorgan Chase
1.625% 5/15/18	50,000	47,989
2.92% 9/19/17	CAD 100,000	94,174
3.375% 5/1/23	25,000	23,327
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	60,000	58,500
PHH
7.375% 9/1/19	20,000	21,300
9.25% 3/1/16	60,000	67,050

		1,387,271

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–0.67%
Bell Canada 3.35% 3/22/23	CAD 294,000	$262,102
CC Holdings 3.849% 4/15/23	15,000	14,173
CenturyLink 5.80% 3/15/22	120,000	119,100
Clearwire Communications
#144A 12.00% 12/1/15	36,000	38,340
#144A 12.00% 12/1/15	8,000	8,520
Hughes Satellite Systems 7.625% 6/15/21	15,000	16,013
#Intelsat Jackson Holdings 144A 5.50% 8/1/23	50,000	47,250
Intelsat Luxembourg
#144A 7.75% 6/1/21	20,000	20,275
#144A 8.125% 6/1/23	65,000	67,356
Level 3 Communications 11.875% 2/1/19	20,000	22,750
Level 3 Financing 10.00% 2/1/18	55,000	59,400
Qwest 6.75% 12/1/21	55,000	61,327
#SBA Tower Trust 144A 2.24% 4/15/18	40,000	39,426
#SES 144A 3.60% 4/4/23	100,000	97,488
Telefonica Emisiones 6.421% 6/20/16	75,000	82,535
#Telemar Norte Leste 144A 5.50% 10/23/20	200,000	187,000
#Telesat Canada 144A 6.00% 5/15/17	40,000	40,950
Virgin Media Secured Finance 6.50% 1/15/18	200,000	206,500
#Vivendi 144A 3.45% 1/12/18	120,000	121,704
West 7.875% 1/15/19	50,000	52,188
Windstream 7.50% 4/1/23	15,000	15,300

		1,579,697

Electric Utilities–0.48%
#American Transmission Systems 144A 5.25% 1/15/22	135,000	146,251
#APT Pipelines 144A 3.875% 10/11/22	30,000	27,722
ComEd Financing III 6.35% 3/15/33	60,000	62,320
#•Electricite de France 144A 5.25% 12/29/49	100,000	95,777
•FPL Capital Holdings 6.35% 10/1/66	120,000	124,291
Great Plains Energy 5.292% 6/15/22	80,000	86,750
Indiana Michigan Power 3.20% 3/15/23	15,000	14,248
Ipalco Enterprises 5.00% 5/1/18	45,000	46,575
LG&E & KU Energy 3.75% 11/15/20	100,000	102,240

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
4.375% 10/1/21	110,000	$114,806
#Narragansett Electric 144A 4.17% 12/10/42	35,000	31,737
NextEra Energy Capital Holdings 3.625% 6/15/23	25,000	24,130
NV Energy 6.25% 11/15/20	60,000	70,597
Pennsylvania Electric 5.20% 4/1/20	55,000	60,560
•PPL Capital Funding 6.70% 3/30/67	40,000	41,334
Public Service Company of Oklahoma 5.15% 12/1/19	70,000	79,425

		1,128,763

Energy Equipment & Services–0.11%
Bristow Group 6.25% 10/15/22	35,000	36,006
Hercules Offshore
#144.A 8.75% 7/15/21	15,000	15,000
#144A 10.50% 10/15/17	65,000	69,713
Key Energy Services 6.75% 3/1/21	40,000	38,600
Weatherford International Bermuda 9.625% 3/1/19	85,000	107,581

		266,900

Food & Staples Retailing–0.01%
Rite Aid 9.25% 3/15/20	30,000	33,263

		33,263

Food Products–0.09%
#BFF International 144A 7.25% 1/28/20	100,000	110,600
Del Monte 7.625% 2/15/19	45,000	46,463
#Hawk Acquisition 144A 4.25% 10/15/20	20,000	19,175
Smithfield Foods 6.625% 8/15/22	40,000	43,100

		219,338

Gas Utilities–0.02%
AmeriGas Finance 6.75% 5/20/20	40,000	41,600

		41,600

Health Care Equipment & Supplies–0.30%
#Alere 144A 7.25% 7/1/18	10,000	10,650
Biomet
6.50% 8/1/20	25,000	25,891
6.50% 10/1/20	5,000	5,013
Boston Scientific 6.00% 1/15/20	45,000	51,004
CareFusion
#144A 3.30% 3/1/23	60,000	57,108
6.375% 8/1/19	225,000	260,030

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Covidien International Finance 2.95% 6/15/23	45,000	$42,630
St. Jude Medical 3.25% 4/15/23	35,000	33,072
Zimmer Holdings 3.375% 11/30/21	90,000	88,135
4.625% 11/30/19	120,000	131,306

		704,839

Health Care Providers & Services–0.12%
Air Medical Group Holdings 9.25% 11/1/18	41,000	44,383
Community Health Systems 8.00% 11/15/19	20,000	21,375
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	40,000	42,300
Highmark
#144A 4.75% 5/15/21	40,000	37,728
#144A 6.125% 5/15/41	20,000	17,662
#Milacron 144A 7.75% 2/15/21	30,000	30,075
#MultiPlan 144A 9.875% 9/1/18	65,000	71,013
Tenet Healthcare 8.00% 8/1/20	15,000	15,544

		280,080

Hotels, Restaurants & Leisure–0.12%
Ameristar Casinos 7.50% 4/15/21	40,000	41,800
CKE Restaurants 11.375% 7/15/18	5,000	5,181
MGM Resorts International 11.375% 3/1/18	50,000	62,750
Pinnacle Entertainment 8.75% 5/15/20	20,000	21,550
Royal Caribbean Cruises 5.25% 11/15/22	45,000	44,325
Wyndham Worldwide 5.625% 3/1/21	55,000	59,030
Wynn Las Vegas #144A 4.25% 5/30/23	30,000	27,788
7.75% 8/15/20	25,000	27,885

		290,309

Household Durables–0.12%
Jarden 6.125% 11/15/22	45,000	47,419
M/I Homes 8.625% 11/15/18	50,000	54,500
Mohawk Industries 6.375% 1/15/16	4,000	4,431
Norcraft 10.50% 12/15/15	35,000	36,356
Ryland Group 8.40% 5/15/17	34,000	38,930
#Spectrum Brands Escrow 144A 6.375% 11/15/20	35,000	36,750

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Standard Pacific 10.75% 9/15/16	45,000	$53,663

		272,049

Household Products–0.04%
Energizer Holdings 4.70% 5/24/22	90,000	91,811

		91,811

Independent Power Producers & Energy Traders–0.11%
AES 4.875% 5/15/23	30,000	28,050
7.375% 7/1/21	10,000	11,025
8.00% 6/1/20	35,000	40,075
Exelon Generation 4.25% 6/15/22	95,000	95,186
GenOn Energy 9.875% 10/15/20	40,000	44,200
NRG Energy 7.875% 5/15/21	40,000	42,900

		261,436

Insurance–0.47%
•Chubb 6.375% 3/29/67	115,000	123,625
•ING Groep 5.775% 12/29/49	50,000	48,250
ING US #144A 2.90% 2/15/18	20,000	20,122
#144A 5.50% 7/15/22	35,000	37,298
#•144A 5.65% 5/15/53	30,000	28,275
Liberty Mutual Group
#144A 4.25% 6/15/23	25,000	24,204
#144A 4.95% 5/1/22	60,000	61,711
#144A 6.50% 5/1/42	45,000	48,309
#•144A 7.00% 3/15/37	35,000	35,525
MetLife 6.817% 8/15/18	280,000	339,542
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	101,497
Prudential Financial
3.875% 1/14/15	30,000	31,266
•5.625% 6/15/43	20,000	19,650
•5.875% 9/15/42	55,000	55,275
6.00% 12/1/17	55,000	63,220
•XL Group 6.50% 12/31/49	65,000	63,700

		1,101,469

Internet Software & Services–0.19%
Amazon.com 2.50% 11/29/22	45,000	40,933
Baidu 3.50% 11/28/22	200,000	179,704
eBay 4.00% 7/15/42	60,000	51,088
Equinix 4.875% 4/1/20	23,000	22,655
5.375% 4/1/23	17,000	16,745
GXS Worldwide 9.75% 6/15/15	96,000	97,920

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
#VeriSign 144A 4.625% 5/1/23	35,000	$34,125

		443,170

IT Services–0.06%
Fidelity National Information Services 3.50% 4/15/23	55,000	49,775
First Data 11.25% 3/31/16	35,000	34,388
Total System Services 2.375% 6/1/18	10,000	9,700
3.75% 6/1/23	60,000	55,823

		149,686

Life Sciences Tools & Services–0.02%
Agilent Technologies 3.875% 7/15/23	50,000	48,387
Bio-Rad Laboratories 8.00% 9/15/16	4,000	4,206

		52,593

Machinery–0.01%
ArvinMeritor 6.75% 6/15/21	25,000	24,000

		24,000

Media–0.50%
AMC Networks 4.75% 12/15/22	40,000	38,800
CCO Holdings 5.25% 9/30/22	25,000	23,875
Clear Channel Communications 9.00% 3/1/21	35,000	33,425
Clear Channel Worldwide Holdings 7.625% 3/15/20	40,000	41,600
#Cox Communications 144A 3.25% 12/15/22	110,000	103,698
CSC Holdings 6.75% 11/15/21	20,000	21,650
DISH DBS 5.875% 7/15/22	40,000	40,800
7.875% 9/1/19	20,000	22,500
Historic TW 6.875% 6/15/18	170,000	204,620
Interpublic Group
3.75% 2/15/23	90,000	83,747
Lamar Media 5.00% 5/1/23	35,000	33,775
#MDC Partners 144A
6.75% 4/1/20	45,000	45,113
#Myriad International Holdings 144A 6.375% 7/28/17	100,000	110,250
Sinclair Television Group
#144A 5.375% 4/1/21	55,000	53,075
#144A 6.125% 10/1/22	15,000	15,075
#Sirius XM Radio 144A
4.625% 5/15/23	70,000	64,925
Time Warner Cable 5.85% 5/1/17	50,000	55,138
8.25% 4/1/19	78,000	94,022

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Univision Communications 144A 5.125% 5/15/23	85,000	$80,750

		1,166,838

Metals & Mining–0.28%
AK Steel 7.625% 5/15/20	25,000	21,500
ArcelorMittal 10.35% 6/1/19	145,000	172,188
#Barrick Gold 144A 4.10% 5/1/23	115,000	96,264
FMG Resources August 2006
#144A 6.875% 4/1/22	20,000	19,475
#144A 7.00% 11/1/15	45,000	45,675
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	80,000	72,550
Novelis 8.75% 12/15/20	60,000	64,650
Rio Tinto Finance USA 2.25% 12/14/18	35,000	34,055
Ryerson
#144A 9.00% 10/15/17	25,000	25,469
#144A 11.25% 10/15/18	10,000	10,125
Southern Copper 5.25% 11/8/42	60,000	49,535
Teck Resources 3.75% 2/1/23	45,000	41,427

		652,913

Multi-Utilities–0.51%
Ameren Illinois 9.75% 11/15/18	258,000	346,640
CenterPoint Energy 5.95% 2/1/17	95,000	108,112
CMS Energy 6.25% 2/1/20	60,000	69,797
•Integrys Energy Group 6.11% 12/1/66	85,000	88,893
Nisource Finance 4.80% 2/15/44	170,000	154,522
Puget Energy 6.00% 9/1/21	35,000	37,676
•Puget Sound Energy 6.974% 6/1/67	145,000	152,862
SCANA 4.125% 2/1/22	75,000	73,942
•Wisconsin Energy 6.25% 5/15/67	165,000	175,050

		1,207,494

Oil, Gas & Consumable Fuels–1.29%
Antero Resources Finance 6.00% 12/1/20	15,000	14,850
Apache 2.625% 1/15/23	30,000	27,718
Chesapeake Energy 5.375% 6/15/21	5,000	4,988
5.75% 3/15/23	70,000	71,050
Chevron 2.427% 6/24/20	45,000	44,815
#Continental Resources 144A 4.50% 4/15/23	35,000	34,081
Ecopetrol 7.625% 7/23/19	59,000	70,063
El Paso Pipeline Partners Operating 6.50% 4/1/20	75,000	87,181

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Enbridge Energy Partners 8.05% 10/1/37	135,000	$153,664
Energy Transfer Partners 9.70% 3/15/19	65,000	84,452
•Enterprise Products Operating 7.034% 1/15/68	130,000	146,068
Forest Oil 7.25% 6/15/19	47,000	44,415
Halcon Resources 8.875% 5/15/21	40,000	39,000
Kinder Morgan Energy Partners 3.50% 9/1/23	40,000	37,565
9.00% 2/1/19	110,000	140,682
Kodiak Oil & Gas 8.125% 12/1/19	40,000	43,600
#Midstates Petroleum 144A 9.25% 6/1/21	40,000	37,650
Newfield Exploration 5.625% 7/1/24	45,000	43,875
Noble Holding International 3.95% 3/15/22	65,000	63,715
5.25% 3/15/42	15,000	13,482
#PDC Energy 144A 7.75% 10/15/22	15,000	15,563
Pemex Project Funding Master Trust 6.625% 6/15/35	30,000	31,650
Petrobras Global Finance
•2.414% 1/15/19	10,000	9,825
3.00% 1/15/19	70,000	65,197
Petrobras International Finance 5.375% 1/27/21	48,000	48,465
Petrohawk Energy 7.25% 8/15/18	110,000	120,285
Petroleos de Venezuela 9.00% 11/17/21	179,000	151,255
Petroleos Mexicanos #144A 3.50% 1/30/23	60,000	55,500
5.50% 6/27/44	30,000	27,075
Plains All American Pipeline 8.75% 5/1/19	115,000	150,052
Pride International 6.875% 8/15/20	200,000	237,705
Range Resources 5.00% 8/15/22	50,000	49,125
#Regency Energy Partners 144A 4.50% 11/1/23	65,000	58,988
Rosetta Resources 5.625% 5/1/21	65,000	63,538
#Samson Investment 144A 10.00% 2/15/20	35,000	37,056
SandRidge Energy 8.125% 10/15/22	60,000	59,700
Spectra Energy Capital 3.30% 3/15/23	20,000	18,080

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil 2.65% 1/15/24	25,000	$23,238
3.95% 5/15/43	30,000	27,248
Sunoco Logistics Partners Operations 3.45% 1/15/23	65,000	60,506
Talisman Energy 5.50% 5/15/42	90,000	88,434
•TransCanada PipeLines 6.35% 5/15/67	190,000	198,309
Williams Partners 7.25% 2/1/17	90,000	104,684
#Woodside Finance 144A 8.75% 3/1/19	100,000	127,702

		3,032,094

Paper & Forest Products–0.12%
Georgia-Pacific #144A 3.734% 7/15/23	25,000	24,367
8.00% 1/15/24	120,000	154,885
International Paper
6.00% 11/15/41	80,000	85,401
9.375% 5/15/19	10,000	13,086

		277,739

Pharmaceuticals–0.10%
#Mylan 144A 3.125% 1/15/23	25,000	22,900
NBTY 9.00% 10/1/18	85,000	92,863
#VPI Escrow 144A 6.375% 10/15/20	25,000	24,844
#VPII Escrow 144A 6.75% 8/15/18	10,000	10,263
#Zoetis 144A 3.25% 2/1/23	90,000	85,684

		236,554

Professional Services–0.02%
FTI Consulting 6.75% 10/1/20	45,000	47,588

		47,588

Real Estate Investment Trusts–0.53%
Alexandria Real Estate Equities 3.90% 6/15/23	80,000	76,533
American Tower 5.90% 11/1/21	65,000	72,436
American Tower Trust I
#144A 1.551% 3/15/18	20,000	19,722
#144A 3.07% 3/15/23	55,000	52,869
Boston Properties 3.80% 2/1/24	40,000	39,370
#Corporate Office Properties 144A 3.60% 5/15/23	40,000	36,994
DDR
4.625% 7/15/22	25,000	25,310
4.75% 4/15/18	65,000	69,918
7.50% 4/1/17	10,000	11,606
7.875% 9/1/20	120,000	146,578
9.625% 3/15/16	30,000	35,746

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust 5.25% 3/15/21	175,000	$182,833
Duke Realty 3.625% 4/15/23	40,000	37,091
#Geo Group 144A 5.125% 4/1/23	10,000	9,575
Host Hotels & Resorts 3.75% 10/15/23	10,000	9,191
4.75% 3/1/23	65,000	64,980
5.25% 3/15/22	35,000	36,321
5.875% 6/15/19	30,000	32,268
#Lexington Realty Trust 144A 4.25% 6/15/23	45,000	43,220
National Retail Properties 3.30% 4/15/23	50,000	45,279
Regency Centers 4.80% 4/15/21	95,000	100,339
#WEA Finance 144A 4.625% 5/10/21	60,000	63,401
Weingarten Realty Investors 3.50% 4/15/23	40,000	37,000

		1,248,580

Real Estate Management & Development–0.05%
#Qatari Diar Finance 144A 5.00% 7/21/20	100,000	110,750

		110,750

Road & Rail–0.04%
#Avis Budget Car Rental 144A 5.50% 4/1/23	45,000	43,650
RSC Equipment Rental 10.25% 11/15/19	45,000	50,625
United Rentals North America 6.125% 6/15/23	10,000	10,000

		104,275

Semiconductors & Semiconductor Equipment–0.08%
National Semiconductor 6.60% 6/15/17	165,000	194,046

		194,046

Software–0.04%
Oracle 5.75% 4/15/18	5,000	5,824
Symantec 4.20% 9/15/20	85,000	87,265

		93,089

Specialty Retail–0.05%
#QVC 144A 4.375% 3/15/23	95,000	88,785
Sally Holdings 5.75% 6/1/22	30,000	30,600

		119,385

Textiles, Apparel & Luxury Goods–0.05%
Hanesbrands 6.375% 12/15/20	50,000	53,563
Levi Strauss 6.875% 5/1/22	50,000	54,500

		108,063

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors–0.07%
#Glencore Funding 144A 2.50% 1/15/19	75,000	$67,939
H&E Equipment Services 7.00% 9/1/22	40,000	41,900
HD Supply #144A 7.50% 7/15/20	15,000	15,225
11.00% 4/15/20	20,000	23,400
#LKQ 144A 4.75% 5/15/23	5,000	4,788

		153,252

Wireless Telecommunication Services–0.21%
#Crown Castle Towers 144A 4.883% 8/15/20	290,000	312,319
#MetroPCS Wireless 144A 6.25% 4/1/21	5,000	5,106
Sprint Capital 6.90% 5/1/19	30,000	31,350
Sprint Nextel 9.125% 3/1/17	20,000	23,100
Telefonica Emisiones SAU 5.289% 12/9/22	EUR 50,000	74,841
Vodafone Group 2.95% 2/19/23	60,000	55,582

		502,298

Total Corporate Bonds (Cost $23,014,585)		23,537,515

MUNICIPAL BONDS–0.03%
California Golden State Tobacco Securitization Asset-Back Senior Series A-1 5.125% 6/1/47	50,000	38,582
Series A-1 5.75% 6/1/47	30,000	25,431

Total Municipal Bonds (Cost $68,159)		64,013

NON-AGENCY ASSET-BACKED SECURITIES–0.27%
•Ally Master Owner Trust Series 2013-2 A 0.643% 4/15/18	100,000	99,495
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	100,000	101,641
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	100,000	99,728
GE Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	98,357
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	100,000	99,256

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.593% 10/15/15	50,000	$50,629
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	95,269	96,445

Total Non-Agency Asset-Backed Securities (Cost $649,596)		645,551

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.07%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	5,954	6,226
Series 2005-6 7A1 5.50% 7/25/20	4,772	4,961
•ChaseFlex Trust Series 2006-1 A4 5.462% 6/25/36	100,000	85,585
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.182% 1/25/36	22,883	19,531
JPMorgan Mortgage Trust
•Series 2005-A2 5A1 4.115% 4/25/35	157	157
•Series 2007-A1 7A4 2.905% 7/25/35	27,679	12,838
•MASTR ARM Trust Series 2006-2 4A1 2.649% 2/25/36	8,295	7,642
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36	23,040	22,070

Total Non-Agency Collarterized Mortgage Obligations (Cost $122,841)		159,010

ΔREGIONAL BONDS–0.19%
Australia–0.19%
New South Wales Treasury 3.75% 11/20/20	AUD 50,000	57,243
6.00% 3/1/22	AUD 149,000	152,659
Queensland Treasury 4.25% 7/21/23	AUD 67,000	58,651
Victoria Treasury 6.00% 10/17/22	AUD 185,000	190,437

Total Regional Bonds (Cost $534,933)		458,990

«SENIOR SECURED LOANS–1.42%
Allied Security Holdings Tranche 2L 9.00% 1/21/18	35,000	35,525
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19	44,888	45,033
Bausch & Lomb Tranche B 4.00% 5/17/19	119,076	119,001

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	127,377	$128,173
Caesars Entertainment Operating Tranche B6 5.25% 1/28/18	142,113	126,081
Calpine Construction Finance Tranche B 3.00% 5/1/20	145,000	143,260
Chrysler Group Tranche B 4.25% 5/24/17	10,000	10,072
Clear Channel Communications Tranche B 3.65% 1/29/16	57,000	52,203
Compass Investors Tranche B 5.25% 12/14/19	54,725	55,067
DaVita Tranche B 4.50% 10/20/16	24,684	24,845
Delta Air Lines 1st Lien 4.25% 4/15/17	59,073	59,516
Emdeon Tranche B 1st Lien 3.75% 11/2/18	59,103	58,948
First Data 1st Lien 4.00% 4/5/17	225,450	221,857
Getty Images Tranche B 4.75% 9/19/19	54,725	54,456
Gray Television 4.75% 10/11/19	53,018	53,383
HCA Tranche B5 1st Lien 2.75% 3/31/17	118,000	117,572
IASIS Healthcare 4.50% 5/3/18	64,185	64,265
Immucor Tranche B2 5.00% 8/19/18	79,290	79,554
Infor US Tranche B2 5.25% 4/5/18	184,651	185,728
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	139,349	139,784
Landry’s Tranche B 4.75% 4/24/18	44,603	44,798
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	75,000	75,431
MultiPlan Tranche B 4.00% 8/18/17	27,391	27,538
Novelis Tranche B 3.75% 3/10/17	47,756	47,964
Nuveen Investments 2nd Lien 6.50% 2/28/19	230,000	232,300
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19	136,500	136,207
PQ Tranche B 4.50% 8/7/17	34,825	34,905
Remy International Tranche B 1st Lien 4.25% 3/5/20	61,868	61,945
Samson Investments 2nd Lien 6.00% 9/10/18	95,000	95,356

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Scientific Games International 4.25% 5/22/20		70,000	$69,344
Sensus USA 2nd Lien 8.50% 4/13/18		80,000	80,625
Smart & Final 1st Lien 5.75% 11/8/19		27,860	27,906
Truven Health Analytics 4.50% 5/23/19		14,888	14,962
Univision Communications 1st Lien 4.50% 2/22/20		118,719	118,199
Univision Communications Tranche C2 4.50% 2/6/20		69,825	69,406
Valeant Pharmaceuticals International Tranche B 4.50% 5/30/20		70,000	69,851
Warner Chilcott Tranche B1 4.25% 3/15/18		18,211	18,243
Warner Chilcott Tranche B2 4.25% 3/15/18		2,449	2,453
Warner Chilcott Tranche B3 4.25% 3/15/18		7,928	7,941
WC Luxco 4.25% 3/15/18		14,351	14,376
WideOpenWest Finance 4.75% 3/27/19		279,300	281,083
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		46,647	46,728

Total Senior Secured Loans (Cost $3,334,310)			3,351,884

ΔSOVEREIGN BONDS–0.78%
Australia–0.02%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	34,000	57,183

			57,183

Brazil–0.05%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	267,000	116,752

			116,752

Colombia–0.04%
Colombia Government International 4.375% 3/21/23	COP	223,000,000	102,699

			102,699

Finland–0.05%
Finland Government 4.00% 7/4/25	EUR	72,000	111,168

			111,168

Indonesia–0.03%
Indonesia Treasury 5.625% 5/15/23	IDR	644,000,000	58,105

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Treasury (continued)
		$58,105

Malaysia–0.03%
Malaysia Government 4.262% 9/15/16	MYR 217,000	70,469

		70,469

Mexico–0.13%
Mexican Bonos
6.50% 6/10/21	MXN 878,100	71,784
6.50% 6/9/22	MXN 849,000	69,189
7.50% 6/3/27	MXN 407,000	35,253
7.75% 5/29/31	MXN 856,000	73,329
10.00% 11/20/36	MXN 526,000	54,155

		303,710

Panama–0.04%
Panama Government International
6.70% 1/26/36	27,000	31,523
8.875% 9/30/27	44,000	61,050

		92,573

Peru–0.06%
Peruvian Government International 7.125% 3/30/19	118,000	143,370

		143,370

Poland–0.16%
Poland Government 4.00% 10/25/23	PLN 287,000	83,958
Poland Government Bonds 5.75% 10/25/21	PLN 887,000	295,707

		379,665

Republic of Korea–0.04%
Korea Treasury Inflation-Linked 2.75% 6/10/20	KRW 94,596,620	92,307

		92,307

South Africa–0.09%
South Africa Government 10.50% 12/21/26	ZAR 1,659,000	203,756
South Africa Government Inflation-Linked 2.75% 1/31/22	ZAR 44,292	4,907

		208,663

Uruguay–0.04%
Uruguay Government International 8.00% 11/18/22	82,500	104,486

		104,486

Total Sovereign Bonds (Cost $1,945,185)		1,841,150

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–0.59%
U.S. Treasury Bonds
¥2.75% 11/15/42	650,000	$560,574
3.125% 2/15/43	15,000	14,005
U.S. Treasury Notes
1.00% 5/31/18	175,000	172,006
1.375% 6/30/18	120,000	119,944
1.75% 5/15/23	550,000	515,153

Total U.S. Treasury Obligations (Cost $1,445,226)		1,381,682

	Number of Shares
RIGHT–0.00%
Groupe Fnac	2,702	7,045

Total Right (Cost $8,988)		7,045

WARRANT–0.03%
†Kinder Morgan	12,744	65,249

Total Warrant (Cost $22,812)		65,249

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.03%
Dreyfus Treasury & Agency Cash Management Fund	62,826	$62,826

Total Money Market Fund (Cost $62,826)		62,826

	Principal Amount°
SHORT-TERM INVESTMENT–3.36%
≠Discounted Commercial Paper–3.36%
Abbey National North America 0.10% 7/1/13	7,900,000	7,900,000

Total Short-Term Investment (Cost $7,900,000)		7,900,000

TOTAL VALUE OF SECURITIES–100.92% (Cost $188,588,169)	237,490,750

	Number of Contracts

OPTIONS WRITTEN–0.00%
Put Option–0.00%
U.S. Treasury 10yr Notes, strike price $124.00, expires 7/27/13 (JPMC)	(6)	(1,688)

Total Options Written (Premium received $(3,732))		(1,688)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.92%)		(2,166,258)

NET ASSETS APPLICABLE TO 16,863,203 SHARES OUTSTANDING–100.00%		$235,322,804

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND STANDARD CLASS ($207,509,987 / 14,867,264 Shares)		$13.958

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND SERVICE CLASS ($27,812,817 / 1,995,939 Shares)		$13.935

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$201,748,080
Undistributed net investment income		3,068,262
Accumulated net realized loss on investments		(18,393,830)
Net unrealized appreciation of investments and derivatives		48,900,292

Total net assets		$235,322,804

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $7,673,028, which represented 3.26% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Of this amount, $8,466,029 represents payable for securities purchased and $415,298 represents payable for fund shares redeemed as of June 30, 2013.

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $2,111,772, which represented 0.90% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $401,189, which represented 0.17% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

[f]	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2013.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(1,384,549)	USD	1,302,109	7/19/13	$ 37,471
BAML	CAD	(281,174)	USD	275,690	7/19/13	8,409
BAML	COP	(66,134,520)	USD	33,941	7/19/13	(395)
BAML	EUR	(561,488)	USD	745,210	7/19/13	14,258
BAML	JPY	(1,524,993)	USD	15,732	7/19/13	352
BAML	MXN	(2,048,310)	USD	158,450	7/19/13	695
BAML	NZD	77,895	USD	(61,191)	7/19/13	(916)
BCLY	MXN	(1,232,117)	USD	95,344	7/19/13	450
BNP	AUD	(79,838)	USD	75,104	7/19/13	2,180
CITI	AUD	(732,010)	USD	687,613	7/19/13	19,001
CITI	JPY	14,637,525	USD	(151,075)	7/19/13	(3,448)
CITI	PLN	(495,173)	USD	153,456	7/19/13	4,671
GSC	GBP	(104,805)	USD	163,161	7/19/13	3,787
GSC	PLN	(612,750)	USD	189,600	7/19/13	5,486
HSBC	EUR	(89,714)	USD	118,654	7/19/13	1,863
HSBC	JPY	33,078,115	USD	(341,617)	7/19/13	(8,007)
JPMC	BRL	(246,589)	USD	113,000	7/19/13	3,038
JPMC	EUR	354,098	USD	(470,591)	7/19/13	(9,621)
JPMC	IDR	(378,727,893)	USD	37,103	7/19/13	(565)
JPMC	JPY	17,748,855	USD	(183,109)	7/19/13	(4,103)
MNB	GBP	(24,598)	USD	37,642	7/1/13	232
MSC	AUD	1,540,359	USD	(1,447,075)	7/19/13	(40,121)
MSC	GBP	(58,800)	USD	91,587	7/19/13	2,172
MSC	JPY	27,736,365	USD	(286,426)	7/19/13	(6,690)

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MSC	MXN	(5,156,796)	USD	398,846	7/19/13	$1,684
MSC	PLN	(1,114,310)	USD	345,351	7/19/13	10,532
TC	CAD	(137,261)	USD	134,587	7/19/13	4,109
TC	GBP	(56,278)	USD	87,687	7/19/13	2,107
TC	JPY	(92,929,052)	USD	959,171	7/19/13	21,932
TC	ZAR	(3,730,634)	USD	368,784	7/19/13	(7,424)

						$63,139

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3	Long Gilt	$ 525,535	$510,566	10/1/13	$(14,969)
(1)	E-mini S&P 500 Index	(78,247)	(79,965)	9/21/13	(1,718)
9	U.S. Treasury 5 yr Notes	1,089,589	1,089,422	10/4/13	(167)
6	U.S. Treasury 10 yr Notes	758,737	759,375	10/1/13	638

		$2,295,614			$(16,216)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ITRAXX Europe Crossover 19.1	EUR	500,000	5.00%	6/20/18	$(6,669)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Securities

COP–Colombian Peso

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive

Allocation Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$2,553,580
Interest	937,198
Foreign tax withheld	(120,995)

3,369,783

EXPENSES:
Management fees	901,278
Reports and statements to shareholders	51,082
Accounting and administration expenses	46,056
Pricing fees	37,031
Distribution fees-Service Class	35,569
Custodian fees	29,180
Professional fees	29,117
Trustees’ fees	2,908
Other	3,573

1,135,794
Less management fees waived	(120,170)
Less expenses reimbursed	(102,811)

Total operating expenses	912,813

NET INVESTMENT INCOME	2,456,970

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,919,790
Foreign currencies	(242,462)
Foreign currency exchange contracts	90,369
Futures contracts	14,730
Options written	3,396
Swap contracts	(29,690)

Net realized gain	6,756,133

Net change in unrealized appreciation (depreciation) of:
Investments	4,224,343
Foreign currencies	1,980
Foreign currency exchange contracts	77,428
Futures contracts	(686)
Options written	2,044
Swap contracts	(7,453)

Net change in unrealized appreciation (depreciation)	4,297,656

NET REALIZED AND UNREALIZED GAIN	11,053,789

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive

Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,456,970	$4,930,794
Net realized gain	6,756,133	10,281,729
Net change in unrealized appreciation (depreciation)	4,297,656	15,195,501

Net increase in net assets resulting from operations	13,510,759	30,408,024

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,650,079)
Service Class	—	(426,291)

	—	(4,076,370)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,899,518	15,032,849
Service Class	3,186,684	5,404,112
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,650,079
Service Class	—	426,291

	10,086,202	24,513,331

Cost of shares redeemed:
Standard Class	(17,453,472)	(65,157,681)
Service Class	(4,875,925)	(10,164,498)

NET INCREASE (DECREASE) IN NET ASSETS	(22,329,397)	(75,322,179)

Decrease in net assets derived from capital share transactions	(12,243,195)	(50,808,848)

NET INCREASE (DECREASE) IN NET ASSETS	1,267,564	(24,477,194)
NET ASSETS:
Beginning of period	234,055,240	258,532,434

End of period	$235,322,804	$234,055,240

Undistributed net investment income	$3,068,262	$611,292

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation®Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund

Financial Highlights1

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Standard Class
	Six Months Ended 6/30/13[2] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09[3]	12/31/08
Net asset value, beginning of period	$13.195	$11.855	$12.376	$11.303	$8.695	$15.589

Income (loss) from investment operations:
Net investment income[4]	0.144	0.254	0.255	0.257	0.200	0.275
Net realized and unrealized gain (loss)	0.619	1.318	(0.508)	1.138	2.575	(5.059)

Total from investment operations	0.763	1.572	(0.253)	1.395	2.775	(4.784)

Less dividends and distributions from:
Net investment income	—	(0.232)	(0.268)	(0.322)	(0.167)	(0.828)
Net realized gain	—	—	—	—	—	(1.267)
Return on capital	—	—	—	—	—	(0.015)

Total dividends and distributions	—	(0.232)	(0.268)	(0.322)	(0.167)	(2.110)

Net asset value, end of period	$13.958	$13.195	$11.855	$12.376	$11.303	$8.695

Total return[5]	5.78%	13.29%	(2.03%)	12.48%	31.99%	(33.22%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,510	$206,140	$229,418	$257,945	$246,994	$158,129
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.79%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.92%	0.91%	0.89%	0.93%	0.93%	0.85%
Ratio of net investment income to average net assets	2.07%	2.00%	2.04%	2.23%	2.07%	2.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.88%	1.82%	1.88%	2.03%	1.93%	2.10%
Portfolio turnover	35%	76%	81%	95%	185%	116%

[1]

Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub- advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–30

LVIP Delaware Foundation® Aggressive Allocation Fund

Financial Highlights1 (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Service Class
	Six Months Ended 6/30/13[2] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09[3]	12/31/08

Net asset value, beginning of period	$13.190	$11.851	$12.371	$11.300	$ 8.696	$ 15.573

Income (loss) from investment operations:
Net investment income[4]	0.126	0.222	0.223	0.228	0.176	0.243
Net realized and unrealized gain (loss)	0.619	1.317	(0.506)	1.136	2.573	(5.048)

Total from investment operations	0.745	1.539	(0.283)	1.364	2.749	(4.805)

Less dividends and distributions from:
Net investment income	—	(0.200)	(0.237)	(0.293)	(0.145)	(0.788)
Net realized gain	—	—	—	—	—	(1.267)
Return on capital	—	—	—	—	—	(0.017)

Total dividends and distributions	—	(0.200)	(0.237)	(0.293)	(0.145)	(2.072)

Net asset value, end of period	$13.935	$13.190	$11.851	$12.371	$11.300	$ 8.696

Total return[5]	5.65%	13.01%	(2.27%)	12.21%	31.66%	(33.38%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,813	$27,915	$29,114	$36,213	$41,423	$ 46,292
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	1.04%	1.10%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	1.17%	1.16%	1.14%	1.18%	1.18%	1.10%
Ratio of net investment income to average net assets	1.82%	1.75%	1.79%	1.98%	1.82%	1.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.63%	1.57%	1.63%	1.78%	1.68%	1.85%
Portfolio turnover	35%	76%	81%	95%	185%	116%

[1]

Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–31

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Aggressive Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The

LVIP Delaware Foundation® Aggressive Allocation Fund–32

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of the average daily net assets of the Fund’s advisory fee. The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment subadvisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of the Fund’s investment portfolio. No change in the Fund’s portfolio management(personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $5,736 and $900, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP Delaware Foundation® Aggressive Allocation Fund–33

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2013, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$5,108
Management fees payable to LIAC	128,059
Distribution fees payable to LFD	5,803

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $77,118,579 and sales of $88,034,194 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2013, the Fund made purchases of $4,913,759 and sales of $5,613,946 of long-term U.S. government securities.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $190,863,637. At June 30, 2013, net unrealized appreciation was $46,627,113, of which $56,418,279 related to unrealized appreciation of investments and $9,791,166 related to unrealized depreciation of investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in future years, will expire as follows: $22,798,504 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Aggressive Allocation Fund–34

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$11,598,981	$—	$11,598,981
Common Stock	163,173,069	454,317	36,015	163,663,401
Corporate Debt	161,547	28,261,821	—	28,423,368
Foreign Debt	—	2,300,140	—	2,300,140
Investment Companies	21,845,223	—	—	21,845,223
Municipal Bonds	—	64,013	—	64,013
U.S. Treasury Obligations	—	1,381,682	—	1,381,682
Other	313,942	—	—	313,942
Short-Term Investments	—	7,900,000	—	7,900,000
Options Written	—	(1,688)	—	(1,688)

Total	$185,493,781	$51,959,266	$36,015	$237,489,062

Foreign Currency Exchange Contracts	$—	$63,139	$—	$63,139

Futures Contracts	$(16,216)	$—	$—	$(16,216)

Swap Contracts	$—	$(6,669)	$—	$(6,669)

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	494,996	1,188,736
Service Class	228,942	426,553

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	281,938
Service Class	—	32,940

	723,938	1,930,167

Shares redeemed:
Standard Class	(1,250,291)	(5,200,664)
Service Class	(349,447)	(799,717)

	(1,599,738)	(6,000,381)

Net decrease	(875,800)	(4,070,214)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or

LVIP Delaware Foundation® Aggressive Allocation Fund–35

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2013, for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2012	—	$—
Options written	30	11,903
Options terminated in closing purchase transactions	(24)	(8,171)

Options outstanding at June 30, 2013	6	$3,732

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on avariable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate

LVIP Delaware Foundation® Aggressive Allocation Fund–36

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at June 30, 2013.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2013, net unrealized depreciation of CDS contracts was $6,669. If a credit event had occured for all open swap transactions where collateral posting was required as of June 30, 2013, the Fund would have received EUR 500,000, less the value of the contracts related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets. No swap contracts were outstanding at June 30, 2013.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$144,429	Liabilities net of receivables and other assets	$(81,290)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	638	Liabilities net of receivables and other assets	(16,854)
Interest rate contracts (Options written)	Options written, at value	—	Options written, at value	(1,688)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(6,669)

Total		$145,067		$(106,501)

LVIP Delaware Foundation® Aggressive Allocation Fund–37

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$90,369	$77,428
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	14,730	(686)
Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	3,396	2,044
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(29,690)	(7,453)

Total		$78,805	$71,333

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	5,724,242	USD	6,833,649
Futures contracts (average notional value)		2,819,014		2,499,126
Options contracts (average notional value)		252		758
Interest rate swap contracts (average notional value)	COP	358,354,839	COP	—
CDS contracts (average notional value)*	EUR	143,790	EUR	—
CDS contracts (average notional value)*	USD	82,306	USD	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

			Gross Amounts Not Offset in the Statement of Net Assets
	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Financial Instruments	Cash Collateral Recieved	Net Amount[1]
Foreign Currency Exchange Contracts	$144,429	$(31,472)	$—	$—	$112,957

LVIP Delaware Foundation® Aggressive Allocation Fund–38

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(81,290)	$31,472	$—	$—	$(49,818)
Futures Contracts	(798)	—	—	—	(798)
Credit Default Swaps	(6,669)	—	—	—	(6,669)

Total	$(88,757)	$31,472	$—	$—	$(57,285)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Delaware Foundation® Aggressive Allocation Fund–39

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Aggressive Allocation Fund–40

LVIP Delaware Foundation® Conservative Allocation Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Delaware Foundation®

Conservative Allocation Fund

LVIP Delaware Foundation® Conservative Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,013.30	0.73%	$3.64
Service Class Shares	1,000.00	1,012.10	0.98%	4.89
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited)

As of June 30, 2013

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	34.11%
U.S. Markets	22.34%
Aerospace & Defense	0.69%
Air Freight & Logistics	0.06%
Auto Components	0.28%
Automobiles	0.05%
Beverages	0.11%
Biotechnology	0.58%
Building Products	0.03%
Capital Markets	0.41%
Chemicals	0.44%
Commercial Banks	0.36%
Commercial Services & Supplies	0.33%
Communications Equipment	0.86%
Computers & Peripherals	0.42%
Construction & Engineering	0.06%
Consumer Finance	0.06%
Containers & Packaging	0.04%
Diversified Financial Services	0.57%
Diversified Telecommunication Services	0.54%
Electric Utilities	0.32%
Electrical Equipment	0.07%
Electronic Equipment, Instruments & Components	0.07%
Energy Equipment & Services	0.38%
Food & Staples Retailing	0.61%
Food Products	0.71%
Health Care Equipment & Supplies	0.40%
Health Care Providers & Services	0.61%
Health Care Technology	0.01%
Hotels, Restaurants & Leisure	0.46%
Household Products	0.16%
Industrial Conglomerates	0.07%
Insurance	1.09%
Internet & Catalog Retail	0.61%
Internet Software & Services	0.97%
IT Services	1.17%
Life Sciences Tools & Services	0.06%
Machinery	0.17%
Media	0.15%
Metals & Mining	0.07%
Multiline Retail	0.15%
Multi-Utilities	0.08%
Office Electronics	0.21%
Oil, Gas & Consumable Fuels	1.93%
Paper & Forest Products	0.05%
Personal Products	0.18%
Pharmaceuticals	1.28%
Professional Services	0.13%
Real Estate Investment Trusts	1.61%

Security Type/Sector	Percentage of Net Assets
Road & Rail	0.13%
Semiconductors & Semiconductor Equipment	0.42%
Software	0.81%
Specialty Retail	0.59%
Textiles, Apparel & Luxury Goods	0.28%
Thrift & Mortgage Finance	0.04%
Trading Companies & Distributors	0.05%
Wireless Telecommunication Services	0.35%
Developed Markets	7.35%
Air Freight & Logistics	0.19%
Automobiles	0.44%
Beverages	0.18%
Chemicals	0.15%
Commercial Banks	0.75%
Construction & Engineering	0.18%
Construction Materials	0.21%
Containers & Packaging	0.15%
Electrical Equipment	0.11%
Energy Equipment & Services	0.30%
Food & Staples Retailing	0.17%
Food Products	0.28%
Household Durables	0.09%
Industrial Conglomerates	0.16%
Insurance	0.20%
IT Services	0.56%
Life Sciences Tools & Services	0.03%
Media	0.16%
Metals & Mining	0.38%
Multiline Retail	0.21%
Multi-Utilities	0.07%
Oil, Gas & Consumable Fuels	0.15%
Pharmaceuticals	1.22%
Road & Rail	0.19%
Specialty Retail	0.17%
Textiles, Apparel & Luxury Goods	0.15%
Trading Companies & Distributors	0.18%
Wireless Telecommunication Services	0.32%
Emerging Markets	4.42%
Airlines	0.02%
Automobiles	0.08%
Beverages	0.21%
Building Products	0.08%
Chemicals	0.04%
Commercial Banks	0.55%
Construction & Engineering	0.03%
Construction Materials	0.17%
Diversified Financial Services	0.04%
Diversified Telecommunication Services	0.30%
Electronic Equipment, Instruments & Components	0.12%

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.09%
Food Products	0.23%
Household Durables	0.04%
Insurance	0.05%
Internet & Catalog Retail	0.09%
Internet Software & Services	0.14%
IT Services	0.02%
Media	0.09%
Metals & Mining	0.15%
Oil, Gas & Consumable Fuels	0.77%
Paper & Forest Products	0.06%
Personal Products	0.04%
Real Estate Management & Development	0.07%
Road & Rail	0.02%
Semiconductors & Semiconductor Equipment	0.40%
Transportation Infrastructure	0.03%
Wireless Telecommunication Services	0.49%
Convertible Preferred Stock	0.42%
Exchange-Traded Funds	5.57%
Preferred Stock	0.38%
Agency Collateralized Mortgage Obligations	0.73%
Agency Mortgage-Backed Securities	10.64%
Agency Obligation	0.09%
Commercial Mortgage-Backed Securities	1.93%
Convertible Bonds	1.78%
Corporate Bonds	32.20%
Aerospace & Defense	0.16%
Air Freight & Logistics	0.11%
Auto Components	0.22%
Automobiles	0.16%
Beverages	0.46%
Biotechnology	0.12%
Building Products	0.08%
Capital Markets	1.17%
Chemicals	0.96%
Commercial Banks	3.03%
Commercial Services & Supplies	0.29%
Communications Equipment	0.05%
Computers & Peripherals	0.42%
Construction & Engineering	0.05%
Construction Materials	0.30%
Consumer Finance	0.41%
Containers & Packaging	0.42%
Diversified Consumer Services	0.09%
Diversified Financial Services	2.13%
Diversified Telecommunication Services	2.00%
Electric Utilities	1.51%
Electronic Equipment, Instruments & Components	0.03%
Energy Equipment & Services	0.32%
Food & Staples Retailing	0.06%

Security Type/Sector	Percentage of Net Assets
Food Products	0.40%
Gas Utilities	0.05%
Health Care Equipment & Supplies	0.88%
Health Care Providers & Services	0.49%
Hotels, Restaurants & Leisure	0.36%
Household Durables	0.39%
Household Products	0.13%
Independent Power Producers & Energy Traders	0.34%
Insurance	1.43%
Internet Software & Services	0.49%
IT Services	0.28%
Life Sciences Tools & Services	0.06%
Machinery	0.10%
Media	1.46%
Metals & Mining	0.87%
Multiline Retail	0.05%
Multi-Utilities	1.27%
Oil, Gas & Consumable Fuels	4.28%
Paper & Forest Products	0.36%
Pharmaceuticals	0.30%
Professional Services	0.06%
Real Estate Investment Trusts	1.45%
Real Estate Management & Development	0.08%
Road & Rail	0.20%
Semiconductors & Semiconductor Equipment	0.39%
Software	0.10%
Specialty Retail	0.17%
Textiles, Apparel & Luxury Goods	0.13%
Trading Companies & Distributors	0.21%
Wireless Telecommunication Services	0.87%
Municipal Bonds	0.26%
Non-Agency Asset-Backed Securities	0.84%
Non-Agency Collateralized Mortgage
Obligations	0.19%
Regional Bonds	0.52%
Senior Secured Loans	4.33%
Sovereign Bonds	2.40%
U.S. Treasury Obligations	1.52%
Right	0.00%
Warrant	0.01%
Money Market Fund	0.12%
Short-Term Investments	8.17%
Total Value of Securities	106.21%
Options Written	0.00%
Liabilities Net of Receivables and Other Assets	(6.21%	)
Total Net Assets	100.00%

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited) (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Visa Class A	0.42%
EOG Resources	0.40%
QUALCOMM	0.38%
MasterCard Class A	0.35%
Google Class A	0.35%
Celgene	0.35%
Crown Castle International	0.35%
Adobe Systems	0.33%
Apple	0.33%
Kinder Morgan	0.33%
Total	3.59%

Geography	Percentage of Net Assets
Argentina	0.02%
Australia	0.81%
Austria	0.05%
Bermuda	0.24%
Brazil	1.31%
Canada	1.90%
Cayman Islands	0.60%
Chile	0.11%
China	0.53%
Colombia	0.27%
Denmark	0.34%
Finland	0.12%
France	2.06%
Germany	0.60%
Guernsey	0.01%
Hong Kong	0.36%
India	0.41%
Indonesia	0.27%

Geography	Percentage of Net Assets
Ireland	0.63%
Israel	0.29%
Italy	0.20%
Japan	1.47%
Jersey	0.12%
Kazakhstan	0.08%
Liberia	0.06%
Luxembourg	0.98%
Malaysia	0.13%
Mexico	1.09%
Netherlands	0.95%
Norway	0.18%
Panama	0.17%
Peru	0.20%
Poland	0.51%
Puerto Rico	0.00%
Qatar	0.08%
Republic of Korea	1.18%
Russia	0.36%
Singapore	0.12%
South Africa	0.49%
Spain	0.34%
Sri Lanka	0.06%
Sweden	0.29%
Switzerland	0.78%
Taiwan	0.28%
Thailand	0.16%
Turkey	0.04%
United Kingdom	1.71%
United States	74.59%
Uruguay	0.12%
Venezuela	0.20%
Virgin Islands	0.06%
Total	97.93%

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (unaudited)

June 30, 2013

	Number of Shares	Value (U.S. $)

COMMON STOCK–34.11%
U.S. MARKETS–22.34%
Aerospace & Defense–0.69%
†Esterline Technologies	540	$39,037
Honeywell International	2,850	226,119
†KEYW Holding	5,580	73,935
Lockheed Martin	1,050	113,883
Northrop Grumman	8,800	728,640
Raytheon	10,900	720,708
Rockwell Collins	800	50,728
Triumph Group	1,800	142,470
United Technologies	2,650	246,291

		2,341,811

Air Freight & Logistics–0.06%
FedEx	1,350	133,083
†XPO Logistics	3,810	68,923

		202,006

Auto Components–0.28%
†Borg Warner	650	55,998
Cooper Tire & Rubber	1,560	51,745
Johnson Controls	20,100	719,379
†Tenneco	2,350	106,408

		933,530

Automobiles–0.05%
Ford Motor	11,450	177,132

		177,132

Beverages–0.11%
Coca-Cola	1,950	78,215
PepsiCo	3,700	302,623

		380,838

Biotechnology–0.58%
†Acorda Therapeutics	2,660	87,753
†Alkermes	3,390	97,225
†Celgene	10,125	1,183,714
†Cepheid	930	32,011
†Gilead Sciences	5,060	259,123
†Incyte	3,220	70,840
†InterMune	5,290	50,890
Spectrum Pharmaceuticals	5,970	44,536
†Vertex Pharmaceuticals	1,850	147,760

		1,973,852

Building Products–0.03%
AAON	3,210	106,187

		106,187

Capital Markets–0.41%
Ameriprise Financial	1,950	157,716
Bank of New York Mellon	25,100	704,055
BlackRock	700	179,795
Evercore Partners Class A	1,470	57,742

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
Greenhill	1,180	$53,973
State Street	2,750	179,328
†Stifel Financial	1,940	69,200

		1,401,809

Chemicals–0.44%
Axiall	1,450	61,741
Cabot	3,020	113,008
Celanese Class A	2,600	116,480
†Chemtura	3,260	66,178
duPont (E.I.) deNemours	16,628	872,970
Eastman Chemical	1,650	115,517
Innophos Holdings	1,190	56,132
Koppers Holdings	600	22,908
Stepan	930	51,717

		1,476,651

Commercial Banks–0.36%
BBCN Bancorp	4,920	69,962
Bryn Mawr Bank	910	21,776
†Capital Bank Financial	3,570	67,794
Cardinal Financial	4,740	69,394
City Holding	1,790	69,721
Home Bancshares	3,080	79,988
@Independent Bank	2,110	72,795
Park National	1,030	70,854
Prosperity Bancshares	1,740	90,115
Susquehanna Bancshares	6,510	83,654
†Texas Capital Bancshares	1,230	54,563
Webster Financial	3,310	85,001
Wells Fargo	8,500	350,795
†Western Alliance Bancorp	3,100	49,073

		1,235,485

Commercial Services & Supplies–0.33%
McGrath RentCorp	1,610	54,998
Republic Services	2,400	81,456
†Tetra Tech	2,770	65,123
United Stationers	2,690	90,250
US Ecology	3,280	90,003
Waste Management	18,200	734,006

		1,115,836

Communications Equipment–0.86%
Cisco Systems	32,100	780,351
Motorola Solutions	12,600	727,398
†NETGEAR	1,640	50,086
Plantronics	1,570	68,954
QUALCOMM	21,315	1,301,920

		2,928,709

LVIP Delaware Foundation® Conservative Allocation Fund—5

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–0.42%
Apple	2,820	$1,116,946
EMC	9,100	214,942
†Synaptics	1,950	75,192

		1,407,080

Construction & Engineering–0.06%
Granite Construction	1,240	36,902
†MYR Group	3,250	63,213
URS	2,300	108,606

		208,721

Consumer Finance–0.06%
Capital One Financial	3,000	188,430

		188,430

Containers & Packaging–0.04%
Boise	7,180	61,317
MeadWestvaco	1,750	59,693

		121,010

Diversified Financial Services–0.57%
CME Group	7,675	583,147
†IntercontinentalExchange	5,275	937,684
JPMorgan Chase	7,500	395,925

		1,916,756

Diversified Telecommunication Services–0.54%
AT&T	28,507	1,009,148
Atlantic Tele-Network	1,030	51,150
†inContact	6,330	52,033
Verizon Communications	14,060	707,780

		1,820,111

Electric Utilities–0.32%
Cleco	1,960	91,003
Edison International	16,750	806,680
OGE Energy	1,900	129,580
UIL Holdings	1,430	54,698

		1,081,961

Electrical Equipment–0.07%
Acuity Brands	1,700	128,384
Eaton.	1,850	121,749

		250,133

Electronic Equipment, Instruments & Components–0.07%
†Anixter International	1,120	84,907
†FARO Technologies	2,230	75,419
†Rofin-Sinar Technologies	2,890	72,077

		232,403

Energy Equipment & Services–0.38%
Bristow Group	680	44,418
†C&J Energy Services	2,300	44,551

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Halliburton	17,300	$721,756
National Oilwell Varco	1,550	106,795
†Pioneer Energy Services	7,480	49,518
†RigNet	3,020	76,950
Schlumberger	3,350	240,061

		1,284,049

Food & Staples Retailing–0.61%
Casey’s General Stores	1,700	102,272
CVS Caremark	16,240	928,603
†Susser Holdings	1,800	86,184
Walgreen	21,600	954,720

		2,071,779

Food Products–0.71%
Archer-Daniels-Midland	21,400	725,674
General Mills	3,700	179,561
J&J Snack Foods	900	70,020
Kraft Foods Group	13,033	728,154
Mondelez International Class A	24,800	707,544

		2,410,953

Health Care Equipment & Supplies–0.40%
Abbott Laboratories	3,100	108,128
†Align Technology	2,930	108,527
Baxter International	10,200	706,554
Conmed	2,390	74,664
CryoLife	5,830	36,496
†Haemonetics	2,080	86,008
†Merit Medical Systems	3,337	37,208
†Quidel	3,980	101,609
West Pharmaceutical Services	1,420	99,769

		1,358,963

Health Care Providers & Services–0.61%
Air Methods	2,560	86,733
Cardinal Health	15,200	717,440
†Cross Country Healthcare	5,850	30,186
†Express Scripts Holding	3,450	212,831
Quest Diagnostics	11,700	709,371
UnitedHealth Group	3,650	239,002
†WellCare Health Plans	1,230	68,327

		2,063,890

Health Care Technology–0.01%
†Greenway Medical Technologies	2,930	36,156

		36,156

Hotels, Restaurants & Leisure–0.46%
†AFC Enterprises	2,520	90,569
†Buffalo Wild Wings	820	80,491
Carnival	18,600	637,794
CEC Entertainment	750	30,780

LVIP Delaware Foundation® Conservative Allocation Fund—6

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory	1,680	$70,375
†Jack in the Box	2,760	108,440
McDonald’s	2,450	242,550
†SHFL Entertainment	5,880	104,135
Starbucks	2,750	180,098

		1,545,232

Household Products–0.16%
Kimberly-Clark	1,950	189,423
Procter & Gamble	4,670	359,543

		548,966

Industrial Conglomerates–0.07%
General Electric	10,900	252,771

		252,771

Insurance–1.09%
AFLAC	3,100	180,172
Allstate	15,100	726,612
American Equity Investment Life
Holding	5,250	82,425
AMERISAFE	1,430	46,318
Maiden Holdings	5,290	59,354
Marsh & McLennan	18,100	722,552
Primerica	2,200	82,368
Progressive	31,625	803,908
Prudential Financial	1,300	94,939
Travelers	11,105	887,512

		3,686,160

Internet & Catalog Retail–0.61%
†Liberty Interactive Class A	43,900	1,010,139
†priceline.com	1,155	955,335
†Shutterfly	1,770	98,748

		2,064,222

Internet Software & Services–0.97%
†Brightcove	4,830	42,311
†eBay	12,825	663,309
†ExactTarget	1,620	54,626
†Google Class A	1,350	1,188,500
j2 Global	2,060	87,571
†Liquidity Services	1,820	63,099
†Trulia	1,040	32,334
†ValueClick	1,930	47,632
†VeriSign	10,875	485,678
†Vocus	4,990	52,495
†Yahoo	22,700	569,997

		3,287,552

IT Services–1.17%
Accenture Class A	2,550	183,498
†EPAM Systems	1,840	50,011

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
†ExlService Holdings	1,360	$40,202
International Business Machines	940	179,643
†InterXion Holding	2,890	75,516
MasterCard Class A	2,075	1,192,088
Syntel	830	52,182
†TeleTech Holdings	3,770	88,331
†Teradata	10,725	538,717
†VeriFone Systems	8,425	141,624
Visa Class A	7,850	1,434,588

		3,976,400

Life Sciences Tools & Services–0.06%
Thermo Fisher Scientific	2,400	203,112

		203,112

Machinery–0.17%
Barnes Group	2,990	89,670
Caterpillar	700	57,743
†Chart Industries	800	75,272
†Columbus McKinnon	3,430	73,128
Cummins	750	81,345
Deere	850	69,063
ESCO Technologies	1,640	53,103
Kadant	2,590	78,140

		577,464

Media–0.15%
Cinemark Holdings	1,350	37,692
Comcast Special Class A	6,100	241,987
National CineMedia	3,430	57,933
Regal Entertainment Group Class A	3,950	70,705
Viacom Class B	1,350	91,868

		500,185

Metals & Mining–0.07%
Allegheny Technologies	3,000	78,930
Kaiser Aluminum	1,120	69,373
Materion	2,210	59,869
US Silica Holdings	1,680	34,910

		243,082

Multiline Retail–0.15%
Macy’s	3,800	182,400
Nordstrom	2,800	167,832
Target	2,500	172,150

		522,382

Multi-Utilities–0.08%
MDU Resources Group	4,150	107,527
NorthWestern	1,470	58,653
Sempra Energy	1,300	106,288

		272,468

LVIP Delaware Foundation® Conservative Allocation Fund—7

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Office Electronics–0.21%
Xerox	79,200	$718,344

		718,344

Oil, Gas & Consumable Fuels–1.93%
†Bonanza Creek Energy	2,250	79,785
†Carrizo Oil & Gas	2,650	75,075
Chevron	9,271	1,097,130
ConocoPhillips	11,900	719,950
†Diamondback Energy	880	29,322
EOG Resources	10,400	1,369,472
Exxon Mobil	3,450	311,708
Kinder Morgan	28,878	1,101,696
†Kodiak Oil & Gas	8,630	76,721
Marathon Oil	23,865	825,252
Occidental Petroleum	8,650	771,840
†Rosetta Resources	1,640	69,733

		6,527,684

Paper & Forest Products–0.05%
International Paper	1,800	79,758
Neenah Paper	2,340	74,342

		154,100

Personal Products–0.18%
Avon Products	25,100	527,853
†Prestige Brands Holdings	3,020	88,003

		615,856

Pharmaceuticals–1.28%
AbbVie	3,100	128,154
Allergan	9,775	823,446
†Auxilium Pharmaceuticals	3,100	51,553
Johnson & Johnson	8,789	754,624
Merck	21,947	1,019,438
†Nektar Therapeutics	4,710	54,401
Perrigo	3,725	450,725
Pfizer	36,919	1,034,101
Zoetis	718	22,167

		4,338,609

Professional Services–0.13%
†FTI Consulting	1,720	56,571
Kforce	6,360	92,856
Manpower	800	43,840
†RPX	2,440	40,992
Towers Watson Class A	1,700	139,298
†WageWorks	1,910	65,800

		439,357

Real Estate Investment Trusts–1.61%
American Tower	875	64,024
Apartment Investment & Managemen	2,825	84,863
AvalonBay Communities	1,250	168,638

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Boston Properties	1,550	$163,479
BRE Properties	750	37,515
Camden Property Trust	1,875	129,638
CapLease	1,150	9,706
CBL & Associates Properties	2,925	62,654
Colonial Properties Trust	1,975	47,637
Corporate Office Properties Trust	3,150	80,325
DCT Industrial Trust	18,715	133,812
DDR	5,050	84,083
DuPont Fabros Technology	4,330	104,570
EastGroup Properties	1,700	95,659
EPR Properties	1,860	93,502
Equity Lifestyle Properties	625	49,119
Equity Residential	4,175	242,401
Essex Property Trust	525	83,433
Extra Space Storage	1,950	81,764
Federal Realty Investment Trust	600	62,208
First Industrial Realty Trust	3,425	51,957
First Potomac Realty Trust	3,400	44,404
Franklin Street Properties	1,100	14,520
General Growth Properties	6,075	120,710
HCP	2,325	105,648
Health Care REIT	1,225	82,112
Healthcare Realty Trust	2,950	75,225
Healthcare Trust of America	2,325	26,110
Host Hotels & Resorts	15,455	260,726
Kilroy Realty	1,375	72,889
Kimco Realty	4,950	106,079
Kite Realty Group Trust	1,925	11,608
LaSalle Hotel Properties	3,650	90,155
Lexington Realty Trust	5,825	68,036
Liberty Property Trust	2,525	93,324
LTC Properties	1,050	41,003
Macerich	1,375	83,834
National Retail Properties	3,175	109,220
Post Properties	900	44,541
ProLogis	4,675	176,341
PS Business Parks	500	36,085
Public Storage	1,375	210,829
Ramco-Gershenson Properties Trust	6,955	108,011
Rayonier	425	23,541
Regency Centers	1,575	80,026
RLJ Lodging Trust	2,050	46,105
Senior Housing Properties Trust	1,800	46,674
Simon Property Group	3,575	564,564
SL Green Realty	1,550	136,695
Sovran Self Storage	1,530	99,129
†Strategic Hotels & Resorts	4,775	42,307
Summit Hotel Properties	3,850	36,383
†Sunstone Hotel Investors	2,450	29,596
Tanger Factory Outlet Centers	1,750	58,555

LVIP Delaware Foundation® Conservative Allocation Fund—8

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Ventas	2,400	$166,704
Vornado Realty Trust	2,100	173,985
Washington Real Estate Investment Trust	1,650	44,402

		5,461,063

Road & Rail–0.13%
†Genesee & Wyoming	860	72,962
Hunt (J.B.) Transport Services	1,450	104,748
†Roadrunner Transportation Systems	1,560	43,430
Union Pacific	1,450	223,706

		444,846

Semiconductors & Semiconductor Equipment–0.42%
†Amkor Technology	9,210	38,774
†Applied Micro Circuits	8,290	72,952
Avago Technologies	3,550	132,699
†Cirrus Logic	2,840	49,302
Intel	36,961	895,195
†Semtech	3,300	115,599
Texas Instruments	3,550	123,789

		1,428,310

Software–0.81%
†Accelrys	7,900	66,360
†Adobe Systems	24,600	1,120,776
†Citrix Systems	1,550	93,512
†Fortinet	6,300	110,250
Intuit	13,350	814,751
Microsoft	9,550	329,762
†Nuance Communications	2,650	48,707
†Proofpoint	3,930	95,224
†SS&C Technologies Holdings	1,990	65,471

		2,744,813

Specialty Retail–0.59%
DSW Class A	1,600	117,552
†Express	3,290	68,991
†Francesca’s Holdings	2,530	70,309
†Jos. A Bank Clothiers	1,860	76,855
L Brands	11,800	581,150
Lowe’s	18,000	736,200
†Sally Beauty Holdings	11,225	349,098

		2,000,155

Textiles, Apparel & Luxury Goods–0.28%
†G-III Apparel Group	2,350	113,082
†Iconix Brand Group	3,110	91,465
Jones Group	2,580	35,475
†Madden (Steven)	2,585	125,062
NIKE Class B	8,225	523,768

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International	3,370	$68,445

		957,297

Thrift & Mortgage Finance–0.04%
Dime Community Bancshares	4,150	63,578
Flushing Financial	4,090	67,281

		130,859

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	2,270	109,709
†Titan Machinery	2,370	46,523

		156,232

Wireless Telecommunication Services–0.35%
†Crown Castle International	16,150	1,169,099

		1,169,099

Total U.S. Markets (Cost $49,268,580)		75,692,861

§DEVELOPED MARKETS–7.35%
Air Freight & Logistics–0.19%
Deutsche Post	26,169	650,456

		650,456

Automobiles–0.44%
Bayerische Motoren Werke	4,844	423,599
Toyota Motor	17,500	1,057,130

		1,480,729

Beverages–0.18%
Carlsberg Class B	6,702	599,985

		599,985

Chemicals–0.15%
Syngenta ADR	6,575	511,930

		511,930

Commercial Banks–0.75%
Mitsubishi UFJ Financial Group	139,900	863,441
Nordea Bank	67,665	756,670
Standard Chartered	22,752	493,792
UniCredit	96,189	450,503

		2,564,406

Construction & Engineering–0.18%
Vinci	12,344	619,509

		619,509

Construction Materials–0.21%
†Cemex Latam Holdings	31,016	206,592
Lafarge	8,278	509,033

		715,625

LVIP Delaware Foundation® Conservative Allocation Fund—9

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Containers & Packaging–0.15%
Rexam	69,606	$505,499

		505,499

Electrical Equipment–0.11%
Alstom	11,340	371,394

		371,394

Energy Equipment & Services–0.30%
Saipem	14,256	231,777
Subsea 7	21,994	385,637
Transocean	8,700	417,165

		1,034,579

Food & Staples Retailing–0.17%
Tesco	113,668	572,917

		572,917

Food Products–0.28%
†Aryzta	16,767	942,545

		942,545

Household Durables–0.09%
Techtronic Industries	125,000	299,121

		299,121

Industrial Conglomerates–0.16%
Koninklijke Philips Electronics	20,110	548,281

		548,281

Insurance–0.20%
AXA	34,082	669,683

		669,683

IT Services–0.56%
†CGI Group Class A	33,407	978,587
Teleperformance	19,026	915,852

		1,894,439

Life Sciences Tools & Services–0.03%
†ICON	2,690	95,307

		95,307

Media–0.16%
Publicis Groupe	7,540	536,871

		536,871

Metals & Mining–0.38%
Anglo American ADR	6,700	64,325
AuRico Gold	43,886	192,415
Rio Tinto	14,414	588,174
Yamana Gold	46,332	441,971

		1,286,885

Multiline Retail–0.21%
Don Quijote	7,200	350,343

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multiline Retail (continued)
PPR	1,773	$360,381

		710,724

Multi-Utilities–0.07%
National Grid	20,306	230,390

		230,390

Oil, Gas & Consumable Fuels–0.15%
Total	10,202	498,064

		498,064

Pharmaceuticals–1.22%
Meda Class A	19,842	224,844
Novartis	10,996	781,105
Novo Nordisk ADR	3,650	565,641
Sanofi	8,185	848,304
Stada Arzneimittel	17,717	762,668
Teva Pharmaceutical Industries ADR	24,700	968,240

		4,150,802

Road & Rail–0.19%
East Japan Railway	8,167	635,010

		635,010

Specialty Retail–0.17%
Nitori Holdings	7,103	573,054

		573,054

Textiles, Apparel & Luxury Goods–0.15%
Yue Yuen Industrial Holdings	195,000	505,347

		505,347

Trading Companies & Distributors–0.18%
ITOCHU	53,142	613,630

		613,630

Wireless Telecommunication Services–0.32%
KDDI	13,336	693,967
Vodafone Group	82,103	234,569
Vodafone Group ADR	5,200	149,448

		1,077,984

Total Developed Markets (Cost $20,383,267)		24,895,166

×EMERGING MARKETS–4.42%

Airlines–0.02%
†Gol Linhas Aereas Inteligentes ADR	26,013	87,144

		87,144

Automobiles–0.08%
Hyundai Motor	626	123,567
Mahindra & Mahindra	8,337	135,923

		259,490

LVIP Delaware Foundation® Conservative Allocation Fund—10

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages–0.21%
Fomento Economico Mexicano ADR	2,134	$220,207
@Lotte Chilsung Beverage	157	189,653
Tsingtao Brewery	17,542	125,525
United Spirits	4,987	181,594

		716,979

Building Products–0.08%
@KCC	915	262,710

		262,710

Chemicals–0.04%
†Braskem ADR	9,703	144,381

		144,381

Commercial Banks–0.55%
Banco Santander Brasil ADR	21,500	133,730
Bangkok Bank	24,205	159,336
China Construction Bank	206,619	146,252
ICICI Bank ADR	4,400	168,300
Industrial & Commercial Bank of China	371,080	233,957
Itau Unibanco Holding ADR	14,014	181,061
KB Financial Group ADR	10,022	296,952
Powszechna Kasa Oszczednosci Bank Polski	7,230	77,444
=Sberbank	95,420	272,056
Standard Bank Group	16,421	185,191

		1,854,279

Construction & Engineering–0.03%
†Empresas ICA ADR	13,300	100,149

		100,149

Construction Materials–0.17%
†Cemex ADR	24,957	264,045
Siam Cement	7,193	103,520
Siam Cement NVDR	6,200	89,229
Ultratech Cement	3,773	118,958

		575,752

Diversified Financial Services–0.04%
Remgro	6,621	127,229

		127,229

Diversified Telecommunication Services–0.30%
China Telecom	310,000	147,885
China Unicom Hong Kong ADR	17,558	230,712
Chunghwa Telecom ADR	4,750	152,523
KT ADR	19,500	302,640
Telefonica Brasil ADR	7,995	182,446

		1,016,206

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components–0.12%
Hon Hai Precision Industry	109,453	$270,255
†LG Display ADR	11,400	135,318

		405,573

Food & Staples Retailing–0.09%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,500	159,110
Wal-Mart de Mexico Series V	49,576	138,945

		298,055

Food Products–0.23%
Brasil Foods ADR	15,201	330,014
China Mengniu Dairy	67,000	239,716
@Lotte Confectionery	106	149,109
Tingyi Cayman Islands Holding	20,606	53,667

		772,506

Household Durables–0.04%
LG Electronics	1,945	124,287

		124,287

Insurance–0.05%
Samsung Life Insurance	1,800	170,168

		170,168

Internet & Catalog Retail–0.09%
Hyundai Home Shopping Network	2,208	296,681

		296,681

Internet Software & Services–0.14%
†Baidu ADR	1,400	132,342
†Sina	2,325	129,572
†Sohu.com	3,600	221,832

		483,746

IT Services–0.02%
†WNS Holdings ADR	4,050	67,595

		67,595

Media–0.09%
Grupo Televisa ADR	12,898	320,386

		320,386

Metals & Mining–0.15%
†Anglo American Platinum	2,232	66,610
†@ArcelorMittal South Africa	12,907	41,783
@Gerdau	12,200	62,326
Gerdau ADR	8,800	50,248
Impala Platinum Holdings	4,835	45,489
Steel Authority of India	28,778	24,532
Vale ADR	15,600	205,140

		496,128

LVIP Delaware Foundation® Conservative Allocation Fund—11

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels–0.77%
Cairn India	27,017	$131,607
China Petroleum & Chemical	128,050	90,143
CNOOC ADR	890	149,057
†Gazprom ADR	35,600	234,248
LUKOIL ADR	3,398	195,895
PetroChina ADR	1,008	111,555
Petroleo Brasileiro ADR	26,355	353,684
†Polski Koncern Naftowy Orlen	7,382	103,504
PTT - Foreign	16,478	178,126
#@Reliance Industries GDR 144A	19,700	567,163
Rosneft GDR	24,475	167,654
Sasol ADR	3,124	135,300
Tambang Batubara Bukit Asam Persero	88,500	118,594
YPF ADR	5,100	75,276

		2,611,806

Paper & Forest Products–0.06%
†@Fibria Celulose ADR	19,605	217,419

		217,419

Personal Products–0.04%
Hypermarcas	22,800	148,356

		148,356

Real Estate Management & Development–0.07%
#†=Etalon Group GDR 144A	6,900	23,667
UEM Sunrise	228,976	226,113

		249,780

Road & Rail–0.02%
All America Latina Logistica	16,222	68,915

		68,915

Semiconductors & Semiconductor Equipment–0.40%
Samsung Electronics	710	834,051
Taiwan Semiconductor Manufacturi	66,594	246,644
Taiwan Semiconductor Manufacturing ADR	8,300	152,056
United Microelectronics	263,000	127,244

		1,359,995

Transportation Infrastructure–0.03%
Santos Brasil Participacoes	7,538	96,408

		96,408

Wireless Telecommunication Services–0.49%
America Movil ADR	6,600	143,550
China Mobile ADR	3,800	196,726
†MegaFon GDR	7,400	231,250
Mobile Telesystems ADR	6,100	115,534
MTN Group	7,521	139,996
SK Telecom GDR	28,200	573,306

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
†Turkcell Iletisim Hizmetleri ADR	8,451	$121,441
Vodacom Group	13,025	138,380

		1,660,183

Total Emerging Markets (Cost $14,200,396)		14,992,306

Total Common Stock (Cost $83,852,243)		115,580,333

CONVERTIBLE PREFERRED STOCK–0.42%
Apache 6.00% exercise price $108.96, expiration date 8/1/13	2,300	109,802
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	2,325	44,175
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	42	46,788
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	70	71,969
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	3,725	66,082
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	538	26,927
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16	538	27,008
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	2,950	146,394
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	176	207,504
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	83	101,261
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,115	116,325
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	3,500	191,765
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	1,270	119,685

LVIP Delaware Foundation® Conservative Allocation Fund––12

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	127	$151,638

Total Convertible Preferred Stock (Cost $1,466,392)		1,427,323

EXCHANGE-TRADED FUNDS–5.57%
iShares MSCI EAFE Growth Index ETF	156,160	9,642,880
iShares MSCI EAFE Index ETF	91,970	5,277,239
Vanguard FTSE Developed Markets ETF	111,610	3,974,432

Total Exchange-Traded Funds (Cost $15,242,787)		18,894,551

PREFERRED STOCK–0.38%
Alabama Power 5.625%	9,280	233,856
BB&T 5.85%	5,725	143,469
JPMorgan Chase 5.50%	5,000	120,050
National Retail Properties 5.70%	5,050	121,049
Public Storage 5.20%	5,000	116,250
U.S. Bancorp 5.15%	4,000	93,800
•6.50%	9,200	258,520
Wells Fargo 5.20%	9,200	215,372

Total Preferred Stock (Cost $1,305,343)		1,302,366

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.73%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	4,640	5,322
Series 2003-26 AT 5.00% 11/25/32	189,651	196,792
Series 2003-122 AJ 4.50% 2/25/28	5,382	5,388
Series 2010-41 PN 4.50% 4/25/40	235,000	254,835
Series 2010-96 DC 4.00% 9/25/25	450,000	480,218
•Series 2012-122 SD 5.907% 11/25/42	263,108	67,378
•Series 2012-124 SD 5.957% 11/25/42	357,772	88,019
*Series 2013-26 ID 3.00% 4/25/33	360,178	54,784
*Series 2013-38 AI 3.00% 4/25/33	357,090	53,894

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-44 DI 3.00% 5/25/33	1,072,096	$163,940
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	9,706	10,842
Series 2557 WE 5.00% 1/15/18	17,231	18,363
Series 2622 PE 4.50% 5/15/18	27,608	29,204
Series 2762 LG 5.00% 9/15/32	7,087	7,190
Series 3131 MC 5.50% 4/15/33	51,915	52,246
Series 3416 GK 4.00% 7/15/22	40,025	41,083
Series 4065 DE 3.00% 6/15/32	40,000	40,695
•*Series 4148 SA 5.908% 12/15/42	428,844	110,941
*Series 4185 LI 3.00% 3/15/33	265,837	39,742
*Series 4191 CI 3.00% 4/15/33	109,226	18,041
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	109,849	123,213
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	627,579

Total Agency Collateralized Mortgage Obligations (Cost $2,466,825)		2,489,709

AGENCY MORTGAGE-BACKED SECURITIES–10.64%
Fannie Mae
4.50% 5/1/41	116,611	119,668
6.50% 8/1/17	28,686	31,779
Fannie Mae ARM
•2.547% 4/1/36	51,873	55,104
•2.81% 11/1/35	45,371	48,055
•5.157% 8/1/35	1,900	2,039
Fannie Mae Relocation 15 yr 4.00% 9/1/20	68,815	71,188
Fannie Mae Relocation 30 yr
4.00% 3/1/35	109,924	113,210
5.00% 1/1/34	33,617	35,817
5.00% 10/1/35	19,546	20,813
5.00% 2/1/36	75,686	80,619
Fannie Mae S.F. 15 yr
2.50% 2/1/28	409,134	412,215
2.50% 5/1/28	54,378	54,779
3.00% 11/1/27	31,554	32,530
3.00% 5/1/28	35,705	36,804
3.50% 7/1/26	135,601	141,878
3.50% 10/1/26	126,817	132,211
4.00% 11/1/25	569,929	608,896
5.50% 6/1/23	121,477	130,836
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28	11,525,000	11,591,628
3.00% 7/1/28	4,292,000	4,414,725
3.50% 7/1/28	641,000	667,642

LVIP Delaware Foundation® Conservative Allocation Fund—13

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.50%4/1/33	20,799	$21,427
5.00%11/1/23	11,477	12,444
Fannie Mae S.F. 30 yr
3.50%7/1/42	18,585	18,892
3.50%3/1/43	44,798	45,560
4.00%11/1/40	54,240	56,533
4.00%1/1/41	260,307	271,315
4.00%2/1/41	350,613	366,585
4.00%9/1/41	37,559	39,183
4.00%12/1/41	490,010	510,732
4.00%3/1/42	222,503	232,328
4.00%1/1/43	854,646	891,473
4.50%7/1/36	41,250	43,645
4.50%4/1/40	54,882	58,148
4.50%8/1/40	248,118	262,430
4.50%11/1/40	136,548	144,674
4.50%2/1/41	63,470	67,298
4.50%3/1/41	281,365	298,332
4.50%5/1/41	63,125	66,999
4.50%8/1/41	252,018	267,216
4.50%10/1/41	159,427	169,041
4.50%11/1/41	132,707	140,709
5.00%2/1/35	196,196	212,248
5.50%4/1/37	353,264	394,119
6.00%2/1/37	176,264	193,190
6.50%2/1/36	107,154	120,479
6.50%6/1/36	100,163	112,574
6.50%10/1/36	74,120	82,820
6.50%8/1/37	8,708	9,729
6.50%12/1/37	101,836	114,315
7.00%12/1/37	17,545	20,406
7.50%6/1/31	17,511	20,890
Fannie Mae S.F. 30 yr TBA
3.00%7/1/43	6,546,000	6,395,646
3.50%7/1/43	3,103,000	3,150,030
4.50%7/1/43	500,000	529,063
Freddie Mac 4.50% 1/1/41	243,930	251,745
Freddie Mac ARM
•2.342%12/1/33	12,476	13,234
•2.615%7/1/36	56,638	60,571
•2.738%6/1/37	5,252	5,584
•2.883%4/1/34	15,615	16,542
Freddie Mac S.F. 15 yr
4.50%5/1/20	5,921	6,228
5.00%6/1/18	52,815	55,790
Freddie Mac S.F. 30 yr
3.00%11/1/42	131,108	128,155
4.00%10/1/40	146,664	152,603
4.00%11/1/40	93,218	96,994
4.00%2/1/42	49,870	51,890
4.50%10/1/39	191,854	201,998

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 11/1/39	323,157	$340,246
4.50% 3/1/42	130,491	137,526
6.00% 8/1/38	82,581	90,381
6.00% 10/1/38	121,704	133,123
7.00% 11/1/33	2,736	3,172
GNMA I S.F. 30 yr
7.00% 12/15/34	132,756	153,479
7.50% 1/15/32	8,672	10,562

Total Agency Mortgage-Backed Securities (Cost $36,396,799)		36,052,732

AGENCY OBLIGATION–0.09%
Federal Home Loan Banks 2.05% 12/30/13	300,000	302,864

Total Agency Obligation (Cost $306,039)		302,864

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.93%
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	220,000	235,667
•Series 2005-T20 A4A 5.296% 10/12/42	135,000	145,557
•Series 2006-PW12 A4 5.902% 9/11/38	855,000	943,807
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	215,000	203,096
Commercial Mortgage Pass Through Certificates Trust
•Series 2005-C6 A5A 5.116% 6/10/44	300,000	321,587
¿Series 2013-CR8 A5 3.612% 6/10/46	280,000	273,864
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	390,000	429,595
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	120,000	111,120
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	295,000	303,387
Series 2005-GG4 A4A 4.751% 7/10/39	255,000	267,840
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	234,183
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	370,570
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.367% 12/15/44	235,000	253,598

LVIP Delaware Foundation® Conservative Allocation Fund—14

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities (continued)
Series 2011-C5 A3 4.171% 8/15/46	325,000	$339,198
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	112,029	113,878
•Series 2005-C3 B 4.895% 7/15/40	70,000	72,518
•Morgan Stanley Capital I Series 2005-HQ7 C 5.378% 11/14/42	350,000	344,340
•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.816% 6/11/42	445,000	503,119
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	190,000	198,313
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	120,000	130,123
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	275,000	256,357
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	150,000	139,110
Series 2013-C11 A5 3.071% 3/15/45	130,000	122,011
Series 2013-C14 A5 3.337% 6/15/46	240,000	228,809

Total Commercial Mortgage-Backed Securities (Cost $6,172,016)		6,541,647

CONVERTIBLE BONDS–1.78%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	137,000	140,425
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	123,000	98,016
Alere 3.00% exercise price $43.98, expiration date 5/15/16	145,000	143,641
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	140,000	153,475
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	254,000	225,743
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	121,000	123,269

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	80,000	$89,750
Chesapeake Energy 2.25% exercise price $85.61, expiration date 12/14/38	49,000	43,181
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	52,000	49,238
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	126,000	158,288
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	137,000	151,899
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	150,000	113,250
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	27,000	61,374
fGeneral Cable 4.50% exercise price $36.55, expiration date 11/15/29	169,000	186,956
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	62,000	140,430
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	158,000	197,698
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	156,000	154,733
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	72,000	81,540
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	74,000	80,198
Intel 3.25% exercise price $21.94, expiration date 8/1/39 .	96,000	122,520
Jefferies Group 3.875% exercise price $45.72, expiration date 10/31/29	154,000	164,684
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	96,000	98,100
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	180,000	181,463

LVIP Delaware Foundation® Conservative Allocation Fund—15

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	73,000	$122,868
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	110,000	121,275
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27	95,000	99,394
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	182,000	184,616
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	158,000	177,256
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	46,000	109,250
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	195,000	201,825
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	319,000	316,209
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	37,000	39,960
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	170,000	172,975
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	88,000	61,545
PHH 4.00% exercise price $25.80, expiration date 8/27/14	228,000	242,250
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	74,000	75,480
#Ryman Hospitality Properties 144A 3.75% exercise price $21.96, expiration date 9/29/14	77,000	137,638
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	125,000	167,266
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	46,000	112,988
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	49,000	52,522

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	263,000	$256,918
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	79,000	74,260
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	43,000	50,452
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	115,000	162,366
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	103,000	128,750

Total Convertible Bonds (Cost $5,648,380)		6,027,934

CORPORATE BONDS–32.20%
Aerospace & Defense–0.16%
#DigitalGlobe 144A 5.25% 2/1/21	50,000	48,250
Northrop Grumman 3.25% 8/1/23	310,000	293,977
#TransDigm 144A 7.50% 7/15/21	180,000	184,500

		526,727

Air Freight & Logistics–0.11%
FedEx 4.10% 4/15/43	125,000	110,803
United Parcel Service 5.125% 4/1/19	220,000	253,287

		364,090

Auto Components–0.22%
American Axle & Manufacturing 6.25% 3/15/21	210,000	214,463
Delphi 6.125% 5/15/21	240,000	262,800
Tomkins 9.00% 10/1/18	78,000	85,410
#TRW Automotive 144A 4.50% 3/1/21	190,000	190,475

		753,148

Automobiles–0.16%
#Daimler Finance North America 144A 2.25% 7/31/19	280,000	272,403
Ford Motor 7.45% 7/16/31	225,000	270,498

		542,901

Beverages–0.46%
Constellation Brands 3.75% 5/1/21	35,000	32,856
4.25% 5/1/23	165,000	156,131
6.00% 5/1/22	200,000	215,500
Fomento Economico Mexicano 4.375% 5/10/43	164,000	143,584

LVIP Delaware Foundation® Conservative Allocation Fund—16

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
#Heineken 144A 3.40% 4/1/22		130,000	$128,028
Molson Coors Brewing 5.00% 5/1/42		65,000	62,669
#Pernod-Ricard 144A 5.75% 4/7/21		750,000	834,492

			1,573,260

Biotechnology–0.12%
Celgene 3.95% 10/15/20		390,000	404,659

			404,659

Building Products–0.08%
Nortek 8.50% 4/15/21		265,000	284,875

			284,875

Capital Markets–1.17%
#Banco BTG Pactual 144A 4.00% 1/16/20		280,000	241,500
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23		510,000	479,435
•Bank of New York Mellon 4.50% 12/31/49		180,000	169,650
•Deutsche Bank 4.296% 5/24/28		200,000	185,032
E Trade Financial 6.375% 11/15/19		185,000	188,700
Goldman Sachs Group 3.375% 2/1/18	CAD	135,000	126,802
Jefferies Group 5.125% 1/20/23		135,000	134,209
6.45% 6/8/27		110,000	108,900
6.50% 1/20/43		60,000	57,629
Lazard Group 6.85% 6/15/17		567,000	634,768
Morgan Stanley 2.125% 4/25/18		495,000	474,266
4.10% 5/22/23		655,000	606,370
#Nuveen Investments 144A 9.50% 10/15/20		300,000	300,000
State Street 3.10% 5/15/23		285,000	267,510

			3,974,771

Chemicals–0.96%
#Axiall 144A 4.875% 5/15/23		90,000	85,838
CF Industries
4.95% 6/1/43		170,000	162,039
6.875% 5/1/18		345,000	406,048
7.125% 5/1/20		210,000	251,586
Dow Chemical 8.55% 5/15/19		1,129,000	1,442,195
LyondellBasell Industries 5.75% 4/15/24		320,000	352,610
#PolyOne 144A 5.25% 3/15/23		145,000	143,550
Rockwood Specialties Group 4.625% 10/15/20		130,000	131,138

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
#TPC Group 144A 8.75% 12/15/20	120,000	$123,300
#US Coatings Acquisition 144A 7.375% 5/1/21	150,000	153,563

		3,251,867

Commercial Banks–3.03%
#Banco Santander Mexico 144A 4.125% 11/9/22	450,000	423,000
BanColombia 5.95% 6/3/21	194,000	207,095
Barclays Bank 7.625% 11/21/22	600,000	590,250
BB&T 5.25% 11/1/19	765,000	851,484
#BBVA Banco Continental 144A 3.25% 4/8/18	235,000	229,125
BBVA US Senior 4.664% 10/9/15	200,000	206,135
•Branch Banking & Trust 0.592% 9/13/16	475,000	470,326
City National 5.25% 9/15/20	365,000	396,171
•Fifth Third Bancorp 5.10% 12/31/49	330,000	312,675
•Fifth Third Capital Trust IV 6.50% 4/15/37	415,000	415,000
#HSBC Bank 144A 4.75% 1/19/21	365,000	398,730
HSBC Holdings 4.00% 3/30/22	15,000	15,386
KeyBank 6.95% 2/1/28	615,000	750,050
PNC Bank 6.875% 4/1/18	740,000	888,447
PNC Financial Services Group
•4.494% 5/29/49	800,000	799,600
•4.85% 5/29/49	195,000	182,325
#•PNC Preferred Funding Trust II 144A 1.496% 3/31/49	500,000	422,500
Regions Financial 2.00% 5/15/18	165,000	156,155
Royal Bank of Scotland Group 6.10% 6/10/23	180,000	171,079
#Sberbank of Russia 144A 6.125% 2/7/22	200,000	209,240
#Standard Chartered 144A 3.95% 1/11/23	330,000	307,578
•SunTrust Bank 0.564% 8/24/15	220,000	218,346
U.S. Bank 4.95% 10/30/14	250,000	263,928
•USB Capital IX 3.50% 10/29/49	780,000	680,550
•Wachovia 0.647% 10/15/16	240,000	235,873
Zions Bancorp 4.50% 3/27/17	115,000	121,722
4.50% 6/13/23	170,000	167,675
7.75% 9/23/14	165,000	177,843

		10,268,288

Commercial Services & Supplies–0.29%
ADT 4.125% 6/15/23	170,000	160,446

LVIP Delaware Foundation® Conservative Allocation Fund—17

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Brambles USA 144A 3.95% 4/1/15	95,000	$99,248
Geo Group 6.625% 2/15/21	135,000	142,425
International Lease Finance 5.875% 4/1/19	95,000	96,425
6.25% 5/15/19	238,000	245,735
8.25% 12/15/20	135,000	152,044
8.75% 3/15/17	70,000	78,313

		974,636

Communications Equipment–0.05%
Avaya #144A 7.00% 4/1/19	100,000	90,750
#144A 10.50% 3/1/21	110,000	83,875

		174,625

Computers & Peripherals–0.42%
Apple 2.40% 5/3/23	445,000	413,613
EMC 2.65% 6/1/20	180,000	177,719
3.375% 6/1/23	335,000	329,493
NetApp 2.00% 12/15/17	135,000	131,629
3.25% 12/15/22	170,000	156,839
#Seagate HDD Cayman 144A 4.75% 6/1/23	215,000	201,563

		1,410,856

Construction & Engineering–0.05%
URS #144A 4.35% 4/1/17	40,000	40,785
#144A 5.50% 4/1/22	140,000	144,712

		185,497

Construction Materials–0.30%
#Cemex 144A 9.50% 6/15/18	200,000	217,000
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	135,000	143,100
Headwaters 7.625% 4/1/19	310,000	325,500
#Votorantim Cimentos 144A 7.25% 4/5/41	335,000	326,625

		1,012,225

Consumer Finance–0.41%
Ford Motor Credit 5.00% 5/15/18	270,000	288,609
5.875% 8/2/21	585,000	638,830
12.00% 5/15/15	270,000	320,403
#Hyundai Capital America 144A 2.125% 10/2/17	155,000	150,002

		1,397,844

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging–0.42%
#Ardagh Packaging Finance 144A 7.00% 11/15/20		200,000	$193,250
Ball 4.00% 11/15/23		250,000	232,188
Berry Plastics 9.75% 1/15/21		225,000	255,375
#Consolidated Container 144A 10.125% 7/15/20		95,000	100,225
#Crown Americas 144A 4.50% 1/15/23		90,000	85,275
#Plastipak Holdings 144A 10.625% 8/15/19		280,000	309,400
Rock Tenn 4.00% 3/1/23		65,000	62,754
#Sealed Air 144A 6.50% 12/1/20		175,000	185,500

			1,423,967

Diversified Consumer Services–0.09%
Yale University 2.90% 10/15/14	.	280,000	288,522

			288,522

Diversified Financial Services–2.13%
AgriBank FCB 9.125% 7/15/19		405,000	525,686
Bank of America 2.00% 1/11/18		520,000	504,219
3.875% 3/22/17		185,000	193,924
•5.20% 12/29/49		275,000	259,875
CDP Financial #144A 4.40% 11/25/19		250,000	275,454
#144A 5.60% 11/25/39		535,000	615,179
#ERAC USA Finance 144A 5.25% 10/1/20		675,000	747,550
General Electric Capital 2.10% 12/11/19		235,000	229,061
6.00% 8/7/19		1,014,000	1,178,715
•6.25% 12/15/49		200,000	213,396
•7.125% 12/15/49		100,000	113,191
#•HBOS Capital Funding 144A 6.071% 6/29/49		455,000	398,125
JPMorgan Chase 1.625% 5/15/18		215,000	206,355
2.92% 9/19/17	CAD	210,000	197,765
3.375% 5/1/23		120,000	111,969
•5.15% 12/29/49		100,000	95,750
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		275,000	268,125
PHH 7.375% 9/1/19		105,000	111,825
9.25% 3/1/16		250,000	279,375
#Temasek Financial I 144A 2.375% 1/23/23		255,000	227,157
#Uralkali OJSC via Uralkali Finance 144A 3.723% 4/30/18		400,000	384,919

LVIP Delaware Foundation® Conservative Allocation Fund—18

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#•USB Realty 144A 1.424% 12/22/49		100,000	$86,500

			7,224,115

Diversified Telecommunication Services–2.00%
Bell Canada 3.35% 3/22/23	CAD	741,000	660,603
CC Holdings 3.849% 4/15/23		180,000	170,072
CenturyLink 5.80% 3/15/22		420,000	416,850
#Clearwire Communications 144A 12.00% 12/1/15		181,000	192,765
Hughes Satellite Systems 7.625% 6/15/21		95,000	101,413
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		220,000	207,900
Intelsat Luxembourg #144A 7.75% 6/1/21		80,000	81,100
#144A 8.125% 6/1/23		310,000	321,238
Level 3 Communications 11.875% 2/1/19		95,000	108,063
Level 3 Financing 10.00% 2/1/18		215,000	232,200
#Lynx II 144A 6.375% 4/15/23		200,000	202,500
#Qtel International Finance 144A 3.25% 2/21/23		200,000	182,500
Qwest 6.75% 12/1/21		205,000	228,583
#SBA Tower Trust 144A 2.24% 4/15/18		180,000	177,417
#SES 144A 3.60% 4/4/23		440,000	428,945
#TBG Global 144A 4.625% 4/3/18		200,000	191,500
#Telefonica Chile 144A 3.875% 10/12/22		200,000	183,640
Telefonica Emisiones 3.192% 4/27/18		550,000	533,322
#Telemar Norte Leste 144A 5.50% 10/23/20		365,000	341,275
#Telesat Canada 144A 6.00% 5/15/17		135,000	138,206
Virgin Media Secured Finance 6.50% 1/15/18		860,000	887,950
Vivendi #144A 3.45% 1/12/18		220,000	223,123
#144A 6.625% 4/4/18		205,000	237,277
West 7.875% 1/15/19		270,000	281,813
Windstream 7.50% 4/1/23		60,000	61,200

			6,791,455

Electric Utilities–1.51%
#American Transmission Systems 144A 5.25% 1/15/22		540,000	585,006
ComEd Financing III 6.35% 3/15/33		220,000	228,507

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
#•Electricite de France 144A 5.25% 12/29/49	355,000	$340,007
GenOn Americas Generation 8.50% 10/1/21	100,000	108,000
Great Plains Energy 5.292% 6/15/22	360,000	390,375
Indiana Michigan Power 3.20% 3/15/23	125,000	118,731
Ipalco Enterprises 5.00% 5/1/18	175,000	181,125
LG&E & KU Energy 3.75% 11/15/20	310,000	316,943
4.375% 10/1/21	395,000	412,257
#Narragansett Electric 144A 4.17% 12/10/42	135,000	122,413
NextEra Energy Capital Holdings 3.625% 6/15/23	120,000	115,823
•6.35% 10/1/66	530,000	548,950
NiSource Finance 5.80% 2/1/42	275,000	284,230
NV Energy 6.25% 11/15/20	280,000	329,455
Pennsylvania Electric 5.20% 4/1/20	220,000	242,238
•PPL Capital Funding 6.70% 3/30/67	150,000	155,002
Public Service Company of Oklahoma 5.15% 12/1/19	415,000	470,879
#Saudi Electricity Global Sukuk 2 144A 5.06% 4/8/43	200,000	182,500

		5,132,441

Electronic Equipment, Instruments & Components–0.03%
Jabil Circuit 7.75% 7/15/16	85,000	96,688

		96,688

Energy Equipment & Services–0.32%
Bristow Group 6.25% 10/15/22	165,000	169,744
Hercules Offshore #144A 8.75% 7/15/21	60,000	60,000
#144A 10.50% 10/15/17	240,000	257,400
Key Energy Services 6.75% 3/1/21	185,000	178,525
Weatherford International Bermuda 9.625% 3/1/19	320,000	405,011

		1,070,680

Food & Staples Retailing–0.06%
Rite Aid 9.25% 3/15/20	175,000	194,031

		194,031

Food Products–0.40%
#BFF International 144A 7.25% 1/28/20	100,000	110,600
#BRF-Brasil Foods 144A 5.875% 6/6/22	200,000	205,760

LVIP Delaware Foundation® Conservative Allocation Fund—19

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
#Cosan Luxembourg 144A 5.00% 3/14/23	200,000	$190,500
Del Monte 7.625% 2/15/19	200,000	206,500
#ESAL 144A 6.25% 2/5/23	200,000	183,600
#Hawk Acquisition 144A 4.25% 10/15/20	95,000	91,081
Smithfield Foods 6.625% 8/15/22	180,000	193,950
#Want Want China Finance 144A 1.875% 5/14/18	200,000	187,678

		1,369,669

Gas Utilities–0.05%
AmeriGas Finance 6.75% 5/20/20	155,000	161,200

		161,200

Health Care Equipment & Supplies–0.88%
#Alere 144A 7.25% 7/1/18	35,000	37,275
Biomet
6.50% 8/1/20	110,000	113,919
6.50% 10/1/20	30,000	30,075
Boston Scientific 6.00% 1/15/20	165,000	187,015
CareFusion #144A 3.30% 3/1/23	210,000	199,879
6.375% 8/1/19	1,095,000	1,265,479
Covidien International Finance 2.95% 6/15/23	195,000	184,732
St. Jude Medical 3.25% 4/15/23	155,000	146,460
Zimmer Holdings
3.375% 11/30/21	330,000	323,162
4.625% 11/30/19	450,000	492,397

		2,980,393

Health Care Providers & Services–0.49%
Air Medical Group Holdings 9.25% 11/1/18	167,000	180,778
Community Health Systems 8.00% 11/15/19	80,000	85,500
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	175,000	185,063
Highmark
#144A 4.75% 5/15/21	150,000	141,482
#144A 6.125% 5/15/41	65,000	57,401
#Milacron 144A 7.75% 2/15/21	145,000	145,363
#MultiPlan 144A 9.875% 9/1/18	245,000	267,663
Radnet Management 10.375% 4/1/18	95,000	102,125
Tenet Healthcare 8.00% 8/1/20 .	75,000	77,719
WellPoint 3.30% 1/15/23	450,000	429,243

		1,672,337

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–0.36%
Ameristar Casinos 7.50% 4/15/21	155,000	$161,975
CKE Restaurants 11.375% 7/15/18	20,000	20,725
MGM Resorts International 11.375% 3/1/18	210,000	263,550
Pinnacle Entertainment 8.75% 5/15/20	85,000	91,588
Royal Caribbean Cruises 5.25% 11/15/22	190,000	187,150
Wyndham Worldwide 5.625% 3/1/21	210,000	225,388
Wynn Las Vegas
#144A 4.25% 5/30/23	150,000	138,938
7.75% 8/15/20	130,000	145,002

		1,234,316

Household Durables–0.39%
Jarden 6.125% 11/15/22	160,000	168,600
M/I Homes 8.625% 11/15/18	195,000	212,550
Mohawk Industries 6.375% 1/15/16	3,000	3,323
Newell Rubbermaid 2.05% 12/1/17	130,000	127,529
Norcraft 10.50% 12/15/15	125,000	129,844
Ryland Group 8.40% 5/15/17	135,000	154,575
Scotts Miracle-Gro 6.625% 12/15/20	90,000	95,850
#Spectrum Brands Escrow 144A 6.375% 11/15/20	190,000	199,500
Standard Pacific 10.75% 9/15/16	180,000	214,650

		1,306,421

Household Products–0.13%
Energizer Holdings 4.70% 5/24/22	415,000	423,351

		423,351

Independent Power Producers & Energy Traders–0.34%
AES
4.875% 5/15/23	145,000	135,575
7.375% 7/1/21	57,000	62,843
8.00% 6/1/20	140,000	160,300
Exelon Generation 4.25% 6/15/22	470,000	470,920
GenOn Energy 9.875% 10/15/20	145,000	160,225
NRG Energy 7.875% 5/15/21	155,000	166,238

		1,156,101

Insurance–1.43%
• Chubb 6.375% 3/29/67	415,000	446,125
• ING Groep 5.775% 12/29/49	195,000	188,175

LVIP Delaware Foundation® Conservative Allocation Fund—20

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
ING US
#144A 2.90% 2/15/18	105,000	$105,642
#144A 5.50% 7/15/22	170,000	181,161
#•144A 5.65% 5/15/53	165,000	155,513
Liberty Mutual Group
#144A 4.25% 6/15/23	105,000	101,657
#144A 4.95% 5/1/22	240,000	246,844
#144A 6.50% 5/1/42	220,000	236,178
#•144A 7.00% 3/15/37	140,000	142,100
MetLife 6.817% 8/15/18	675,000	818,539
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	530,000
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	101,497
Prudential Financial
3.875% 1/14/15	160,000	166,752
•5.625% 6/15/43	165,000	162,113
6.00% 12/1/17	300,000	344,838
•XL Group 6.50% 12/31/49	255,000	249,900
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	605,000	651,888

		4,828,922

Internet Software & Services–0.49%
Amazon.com 2.50% 11/29/22	215,000	195,571
Baidu 3.50% 11/28/22	550,000	494,185
eBay 4.00% 7/15/42	270,000	229,895
Equinix
4.875% 4/1/20	108,000	106,380
5.375% 4/1/23	77,000	75,845
GXS Worldwide
9.75% 6/15/15	205,000	209,100
#Tencent Holdings 144A 3.375% 3/5/18	200,000	199,743
#VeriSign 144A 4.625% 5/1/23	150,000	146,250

		1,656,969

IT Services–0.28%
Fidelity National Information Services 3.50% 4/15/23	235,000	212,674
First Data 11.25% 3/31/16	190,000	186,675
Total System Services
2.375% 6/1/18	45,000	43,648
3.75% 6/1/23	260,000	241,902
Western Union
2.875% 12/10/17	55,000	55,199
3.65% 8/22/18	190,000	195,216

		935,314

Life Sciences Tools & Services–0.06%
Agilent Technologies 3.875% 7/15/23	220,000	212,902

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories 8.00% 9/15/16	2,000	$2,103

		215,005

Machinery–0.10%
ArvinMeritor 6.75% 6/15/21	95,000	91,200
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	235,000	233,994

		325,194

Media–1.46%
AMC Networks 4.75% 12/15/22	195,000	189,150
CCO Holdings 5.25% 9/30/22	110,000	105,050
Clear Channel Communications 9.00% 3/1/21	130,000	124,150
Clear Channel Worldwide Holdings 7.625% 3/15/20	185,000	192,400
#Cox Communications 144A 3.25% 12/15/22	490,000	461,928
CSC Holdings 6.75% 11/15/21	85,000	92,013
DISH DBS
5.875% 7/15/22	155,000	158,100
7.875% 9/1/19	93,000	104,625
Historic TW
6.875% 6/15/18	620,000	746,262
Interpublic Group
2.25% 11/15/17	130,000	126,463
3.75% 2/15/23	280,000	260,545
Lamar Media 5.00% 5/1/23	210,000	202,650
#MDC Partners 144A 6.75% 4/1/20	195,000	195,488
#Myriad International Holdings 144A 6.375% 7/28/17	225,000	248,063
#Nara Cable Funding 144A 8.875% 12/1/18	320,000	334,400
Sinclair Television Group
#144A 5.375% 4/1/21	220,000	212,300
#144A 6.125% 10/1/22	90,000	90,450
#Sirius XM Radio 144A 4.625% 5/15/23	330,000	306,075
Time Warner Cable 8.25% 4/1/19	382,000	460,466
#Univision Communications 144A 5.125% 5/15/23	370,000	351,500

		4,962,078

Metals & Mining–0.87%
AK Steel 7.625% 5/15/20	105,000	90,300
ArcelorMittal 10.35% 6/1/19	410,000	486,875
#Barrick Gold 144A 4.10% 5/1/23	380,000	318,090
Barrick North America Finance 4.40% 5/30/21	135,000	120,894
#FMG Resources August 2006 144A 6.875% 4/1/22	305,000	296,994

LVIP Delaware Foundation® Conservative Allocation Fund—21

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	350,000	$317,407
#Gerdau Trade 144A 4.75% 4/15/23	225,000	203,063
Novelis 8.75% 12/15/20	215,000	231,663
Rio Tinto Finance USA 2.25% 12/14/18	160,000	155,680
Ryerson
#144A 9.00% 10/15/17	120,000	122,250
#144A 11.25% 10/15/18	50,000	50,625
Southern Copper 5.25% 11/8/42	225,000	185,755
Teck Resources 3.75% 2/1/23	200,000	184,119
#Vedanta Resources 144A 6.00% 1/31/19	200,000	191,000

		2,954,715

Multiline Retail–0.05%
#SACI Falabella 144A 3.75% 4/30/23	200,000	184,000

		184,000

Multi-Utilities–1.27%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,460,456
CenterPoint Energy 5.95% 2/1/17	345,000	392,619
CMS Energy 6.25% 2/1/20	215,000	250,105
•Integrys Energy Group 6.11% 12/1/66	325,000	339,886
Nisource Finance 3.85% 2/15/23	100,000	97,226
4.80% 2/15/44	155,000	140,887
Puget Energy 6.00% 9/1/21	130,000	139,938
•Puget Sound Energy
6.974% 6/1/67	540,000	569,280
SCANA 4.125% 2/1/22	265,000	261,261
•Wisconsin Energy 6.25% 5/15/67	615,000	652,460

		4,304,118

Oil, Gas & Consumable Fuels–4.28%
Antero Resources Finance 6.00% 12/1/20	60,000	59,400
Apache 2.625% 1/15/23	125,000	115,494
Chesapeake Energy
5.375% 6/15/21	25,000	24,938
5.75% 3/15/23	315,000	319,725
Chevron 2.427% 6/24/20	195,000	194,198
#Continental Resources 144A 4.50% 4/15/23	150,000	146,063
Ecopetrol 7.625% 7/23/19	262,000	311,125
El Paso Pipeline Partners Operating 6.50% 4/1/20	340,000	395,222

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Enbridge Energy Partners 8.05% 10/1/37	510,000	$580,508
Energy Transfer Partners 9.70% 3/15/19	253,000	328,714
•Enterprise Products Operating 7.034% 1/15/68	505,000	567,418
Forest Oil 7.25% 6/15/19	184,000	173,880
#Gazprom Neft 144A 4.375% 9/19/22	200,000	184,170
Halcon Resources 8.875% 5/15/21	180,000	175,500
#KazMunayGas National JSC 144A 9.125% 7/2/18	235,000	282,294
Kinder Morgan Energy Partners
3.50% 9/1/23	255,000	239,477
9.00% 2/1/19	440,000	562,727
Kodiak Oil & Gas 8.125% 12/1/19	175,000	190,750
Lukoil International Finance 6.125% 11/9/20	505,000	534,038
#Midstates Petroleum 144A 9.25% 6/1/21	175,000	164,719
Newfield Exploration 5.625% 7/1/24	195,000	190,125
Noble Holding International 3.95% 3/15/22	290,000	284,266
5.25% 3/15/42	65,000	58,423
#PDC Energy 144A 7.75% 10/15/22	75,000	77,813
Pemex Project Funding Master Trust 6.625% 6/15/35	115,000	121,325
Pertamina Persero
#144A 4.30% 5/20/23	200,000	186,000
#144A 4.875% 5/3/22	200,000	192,000
Petrobras Global Finance
•2.414% 1/15/19	45,000	44,213
3.00% 1/15/19	270,000	251,474
Petrobras International Finance 5.375% 1/27/21	325,000	328,151
Petrohawk Energy 7.25% 8/15/18	415,000	453,803
Petroleos de Venezuela 9.00% 11/17/21	801,000	676,845
Petroleos Mexicanos
#144A3.50% 1/30/23	235,000	217,375
5.50% 6/27/44	145,000	130,863
Plains All American Pipeline 8.75% 5/1/19	435,000	567,587
Pride International 6.875% 8/15/20	875,000	1,039,958
Range Resources 5.00% 8/15/22	200,000	196,500

LVIP Delaware Foundation® Conservative Allocation Fund—22

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Regency Energy Partners 144A 4.50% 11/1/23	275,000	$249,563
Rosetta Resources 5.625% 5/1/21	300,000	293,250
#Rosneft Oil 144A 4.199% 3/6/22	200,000	185,800
#Samson Investment 144A 10.00% 2/15/20	205,000	217,044
SandRidge Energy 8.125% 10/15/22	275,000	273,625
Spectra Energy Capital 3.30% 3/15/23	85,000	76,841
Statoil
2.65% 1/15/24	100,000	92,950
3.95% 5/15/43	130,000	118,073
Sunoco Logistics Partners Operations 3.45% 1/15/23	295,000	274,605
Talisman Energy 5.50% 5/15/42	545,000	535,517
•TransCanada PipeLines 6.35% 5/15/67	695,000	725,392
Williams Partners 7.25% 2/1/17	340,000	395,471
#Woodside Finance 144A 8.75% 3/1/19	380,000	485,267

		14,490,479

Paper & Forest Products–0.36%
Georgia-Pacific
#144A 3.734% 7/15/23	40,000	38,987
8.00% 1/15/24	590,000	761,520
International Paper
6.00% 11/15/41	335,000	357,615
9.375% 5/15/19	60,000	78,516

		1,236,638

Pharmaceuticals–0.30%
#Mylan 144A 3.125% 1/15/23	120,000	109,921
NBTY 9.00% 10/1/18	325,000	355,063
#VPI Escrow 144A
6.375% 10/15/20	120,000	119,250
#VPII Escrow 144A
6.75% 8/15/18	35,000	35,919
#Zoetis 144A 3.25% 2/1/23	400,000	380,818

		1,000,971

Professional Services–0.06%
FTI Consulting 6.75% 10/1/20	180,000	190,350

		190,350

Real Estate Investment Trusts–1.45%
Alexandria Real Estate Equities 3.90% 6/15/23	365,000	349,181
American Tower 5.90% 11/1/21	285,000	317,605
American Tower Trust I
#144A 1.551% 3/15/18	95,000	93,680

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Trust I (continued)
#144A 3.07% 3/15/23	245,000	$235,507
Boston Properties 3.80% 2/1/24	190,000	187,010
#Corporate Office Properties
144A 3.60% 5/15/23	175,000	161,850
DDR
4.75% 4/15/18	100,000	107,566
7.50% 4/1/17	110,000	127,665
7.875% 9/1/20	505,000	616,850
9.625% 3/15/16	100,000	119,153
Digital Realty Trust 5.25% 3/15/21	645,000	673,870
Duke Realty 3.625% 4/15/23	170,000	157,638
#Geo Group 144A 5.125% 4/1/23	40,000	38,300
Host Hotels & Resorts
3.75% 10/15/23	50,000	45,953
4.75% 3/1/23	235,000	234,927
5.25% 3/15/22	125,000	129,718
5.875% 6/15/19	115,000	123,693
#Lexington Realty Trust 144A
4.25% 6/15/23	195,000	187,285
National Retail Properties
3.30% 4/15/23	170,000	153,950
3.80% 10/15/22	50,000	47,719
Regency Centers
4.80% 4/15/21	175,000	184,835
5.875% 6/15/17	171,000	190,614
#WEA Finance 144A 4.625% 5/10/21	240,000	253,604
Weingarten Realty Investors 3.50% 4/15/23	190,000	175,748

		4,913,921

Real Estate Management & Development–0.08%
#Qatari Diar Finance 144A 5.00% 7/21/20	236,000	261,370

		261,370

Road & Rail–0.20%
#Avis Budget Car Rental 144A 5.50% 4/1/23	195,000	189,150
#Korea Expressway 144A 1.875% 10/22/17	215,000	202,820
United Rentals North America
6.125% 6/15/23	60,000	60,000
10.25% 11/15/19	200,000	225,000

		676,970

Semiconductors & Semiconductor Equipment–0.39%
National Semiconductor 6.60% 6/15/17	605,000	711,504
#NXP 144A 5.75% 3/15/23	200,000	202,000

LVIP Delaware Foundation® Conservative Allocation Fund—23

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	$411,431

		1,324,935

Software–0.10%
Oracle 5.75% 4/15/18	20,000	23,297
Symantec 4.20% 9/15/20	300,000	307,993

		331,290

Specialty Retail–0.17%
#QVC 144A 4.375% 3/15/23	440,000	411,213
Sally Holdings 5.75% 6/1/22	175,000	178,500

		589,713

Textiles, Apparel & Luxury Goods–0.13%
Hanesbrands 6.375% 12/15/20	190,000	203,538
Levi Strauss 6.875% 5/1/22	230,000	250,700

		454,238

Trading Companies & Distributors–0.21%
#Glencore Funding 144A 2.50% 1/15/19	335,000	303,462
H&E Equipment Services 7.00% 9/1/22	165,000	172,838
HD Supply #144A 7.50% 7/15/20	87,000	88,305
11.00% 4/15/20	95,000	111,150
#LKQ 144A 4.75% 5/15/23	20,000	19,150

		694,905

Wireless Telecommunication Services–0.87%
America Movil 3.125% 7/16/22	440,000	406,514
#Crown Castle Towers 144A 4.883% 8/15/20	1,220,000	1,313,895
#MetroPCS Wireless 144A 6.25% 4/1/21	20,000	20,425
#Millicom International Cellular 144A 4.75% 5/22/20	200,000	190,552
#Softbank 144A 4.50% 4/15/20	200,000	192,800
Sprint Capital
6.90% 5/1/19	60,000	62,700
8.75% 3/15/32	120,000	132,600
Sprint Nextel 9.125% 3/1/17	90,000	103,950
Telefonica Emisiones SAU 5.289% 12/9/22	EUR 50,000	74,841
#VimpelCom 144A 7.748% 2/2/21	200,000	213,750
Vodafone Group 2.95% 2/19/23	260,000	240,855

		2,952,882

Total Corporate Bonds (Cost $106,994,632)		109,110,933

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS–0.26%
California Golden State Tobacco Securitization
Asset-Back Senior
Series A-1 5.125% 6/1/47	230,000	$177,477
Series A-1 5.75% 6/1/47	160,000	135,630
Oregon State Taxable Pension 5.892% 6/1/27	485,000	580,021

Total Municipal Bonds (Cost $812,169)		893,128

NON-AGENCY ASSET-BACKED SECURITIES–0.84%
Ally Master Owner Trust
•Series 2011-1 A1 1.063% 1/15/16	235,000	235,353
•Series 2013-2 A 0.643% 4/15/18	230,000	228,839
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	205,000	208,365
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	190,000	221,165
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	140,000	139,619
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	195,000	234,181
•Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	380,075
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	167,795	167,967
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	97,563	96,333
GE Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	195,000	191,796
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	98,517
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	225,000	223,327
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A
5.006% 7/25/35	34,526	34,733
Mid-State Trust Series 11 A1 4.864% 7/15/38	98,857	105,630
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.593% 10/15/15	180,000	182,264

LVIP Delaware Foundation® Conservative Allocation Fund—24

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	109,559	$110,912

Total Non-Agency Asset-Backed Securities (Cost $2,764,806)		2,859,076

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	22,624	23,660
Series 2005-6 7A1 5.50% 7/25/20	19,089	19,845
•ChaseFlex Trust Series 2006-1 A4 5.462% 6/25/36	255,000	218,242
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	38,862	41,048
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.115% 4/25/35	105	105
MASTR ARM Trust
•Series 2003-6 1A2 2.825% 12/25/33	34,024	33,692
•Series 2005-6 7A1 5.211% 6/25/35	71,998	69,665
•Series 2006-2 4A1 2.649% 2/25/36	5,925	5,458
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	85,827	88,457
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	134,007	130,663

Total Non-Agency Collarterized Mortgage Obligations (Cost $539,306)		630,835

ΔREGIONAL BONDS–0.52%
Australia–0.52%
New South Wales Treasury 3.75% 11/20/20	AUD 197,000	225,537
6.00% 3/1/22	AUD 538,000	551,212
Queensland Treasury 4.25% 7/21/23	AUD 262,000	229,352
Victoria Treasury 6.00% 10/17/22	AUD 726,000	747,335

		1,753,436

Total Regional Bonds (Cost $2,063,029)		1,753,436

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS–4.33%
Allied Security Holdings Tranche 2L 9.00% 1/21/18	120,000	$121,800
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19	209,475	210,156
Bausch & Lomb Tranche B 4.00% 5/17/19	466,503	466,211
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	526,865	530,158
Caesars Entertainment Operating Tranche B6 5.25% 1/28/18	583,622	517,782
Calpine Construction Finance Tranche B 3.00% 5/1/20	640,000	632,320
Chrysler Group Tranche B 4.25% 5/24/17	40,000	40,289
Clear Channel Communications Tranche B 3.65% 1/29/16	254,000	232,622
Compass Investors Tranche B 5.25% 12/14/19	208,950	210,256
DaVita Tranche B 4.50% 10/20/16	88,861	89,443
Delta Air Lines 1st Lien 4.25% 4/15/17	216,594	218,219
Emdeon Tranche B 1st Lien 3.75% 11/2/18	211,502	210,947
First Data 1st Lien 4.00% 4/5/17	953,637	938,439
Getty Images Tranche B 4.75% 9/19/19	218,900	217,825
Gray Television 4.75% 10/11/19	202,432	203,824
HCA Tranche B4 2.75% 5/1/18	800,000	797,300
HCA Tranche B5 1st Lien 2.75% 3/31/17	531,000	529,075
IASIS Healthcare 4.50% 5/3/18	118,495	118,644
Immucor Tranche B2 5.00% 8/19/18	504,472	506,154
Infor US Tranche B2 5.25% 4/5/18	562,960	566,244
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	627,320	629,280
Landry’s Tranche B 4.75% 4/24/18	208,149	209,059
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	300,000	301,725
MultiPlan Tranche B 4.00% 8/18/17	105,652	106,218
Novelis Tranche B 3.75% 3/10/17	208,930	209,845
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,045,000	1,055,386

LVIP Delaware Foundation® Conservative Allocation Fund—25

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19		526,500	$525,372
PQ Tranche B 4.50% 8/7/17		144,275	144,606
Remy International Tranche B 1st Lien 4.25% 3/5/20		223,676	223,955
Samson Investment 2nd Lien 6.00% 9/10/18		380,000	381,425
Scientific Games International 4.25% 5/22/20		315,000	312,047
Sensus USA 2nd Lien 8.50% 4/13/18		300,000	302,344
Smart & Final 1st Lien 5.75% 11/8/19		107,460	107,639
Truven Health Analytics 4.50% 5/23/19		54,588	54,860
Univision Communications 1st Lien 4.50% 2/22/20		424,524	422,667
Univision Communications Tranche C2 4.50% 2/6/20		314,213	312,327
Valeant Pharmaceuticals International Tranche B 4.50% 5/30/20		300,000	299,363
Visant 5.25% 12/22/16		94,882	91,341
Warner Chilcott Tranche B1 4.25% 3/15/18		71,496	71,619
Warner Chilcott Tranche B2 4.25% 3/15/18		9,615	9,631
Warner Chilcott Tranche B3 4.25% 3/15/18		31,124	31,178
WC Luxco 4.25% 3/15/18		56,340	56,437
WideOpenWest Finance 4.75% 3/27/19		1,266,825	1,274,743
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		173,684	173,988

Total Senior Secured Loans (Cost $14,574,061)			14,664,763

ΔSOVEREIGN BONDS–2.40%
Australia–0.07%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	133,000	223,685

			223,685

Brazil–0.27%
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/20	BRL	417	462,669

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)

Brazil (continued)
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	1,036,000	$453,014

			915,683

Colombia–0.11%
Colombia Government International 4.375% 3/21/23	COP	826,000,000	380,401

			380,401

Finland–0.12%
Finland Government 4.00% 7/4/25	EUR	265,000	409,161

			409,161

Indonesia–0.12%
#Indonesia Government International 144A 3.375% 4/15/23	IDR	254,000	228,600
Indonesia Treasury 5.625% 5/15/23	IDR	2,025,000,000	182,704

			411,304

Ireland–0.09%
#VEB Finance 144A 6.025% 7/5/22		285,000	294,975

			294,975

Malaysia–0.06%
Malaysia Government 4.262% 9/15/16	MYR	666,000	216,278

			216,278

Mexico–0.29%
Mexican Bonos
6.50% 6/10/21	MXN	2,647,600	216,440
6.50% 6/9/22	MXN	2,546,000	207,484
7.50% 6/3/27	MXN	908,000	78,649
7.75% 5/29/31	MXN	2,709,000	232,067
10.00% 11/20/36	MXN	2,368,000	243,800

			978,440

Panama–0.17%
Panama Government International
6.70% 1/26/36		74,000	86,395
7.125% 1/29/26		195,000	239,850
8.875% 9/30/27		184,000	255,300

			581,545

Peru–0.13%
Peruvian Government International 7.125% 3/30/19		356,000	432,540

			432,540

LVIP Delaware Foundation® Conservative Allocation Fund—26

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland–0.46%
Poland Government 4.00% 10/25/23	PLN	1,206,000	$352,797
Poland Government Bonds 5.75% 10/25/21	PLN	3,607,000	1,202,496

			1,555,293

Republic of Korea–0.10%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	354,154,673	345,582

			345,582

South Africa–0.23%
South Africa Government 10.50% 12/21/26	ZAR	6,234,000	765,650
South Africa Government Inflation-Linked 2.75% 1/31/22	ZAR	258,607	28,651

			794,301

Sri Lanka–0.06%
#Sri Lanka Government International 144A 5.875% 7/25/22		200,000	191,000

			191,000

Uruguay–0.12%
Uruguay Government International 8.00% 11/18/22		311,250	394,198

			394,198

Total Sovereign Bonds (Cost $8,739,448)			8,124,386

U.S. TREASURY OBLIGATIONS–1.52%
U.S. Treasury Bonds
µ2.75% 11/15/42		3,665,000	3,160,777
2.875% 5/15/43		35,000	30,980
3.125% 2/15/43		50,000	46,684
U.S. Treasury Notes
1.00% 5/31/18		405,000	398,071
1.375% 6/30/18		230,000	229,892
1.75% 5/15/23		1,375,000	1,287,881

Total U.S. Treasury Obligations (Cost $5,449,606)			5,154,285

		Number of Shares
RIGHT–0.00%
Groupe Fnac		1,773	4,623

Total Right (Cost $5,898)			4,623

	Number of Shares	Value (U.S. $)
WARRANT–0.01%
†Kinder Morgan	8,864	$45,384

Total Warrant (Cost $15,867)		45,384

MONEY MARKET FUND–0.12%
Dreyfus Treasury & Agency Cash Management Fund	392,231	392,231

Total Money Market Fund (Cost $392,231)		392,231

	Principal Amount°

SHORT-TERM INVESTMENTS–8.17%
≠Discounted Commercial Paper–8.17%
Abbey National North America
0.10% 7/1/13	2,195,000	2,195,000
0.381% 12/19/13	2,000,000	1,996,153
BNP Paribas Canada 0.14% 7/2/13	10,000,000	9,999,867
Commonwealth Bank Australia 0.09% 7/5/13	7,500,000	7,499,957
JPMorgan Chase 0.24% 12/19/13	2,000,000	1,997,564
Lloyds TSB Bank New York 0.27% 12/18/13	2,000,000	1,999,328
UBS Finance Delaware 0.23% 12/20/13	2,000,000	1,997,307

		27,685,176

Total Short-Term Investments (Cost $27,686,798)		27,685,176

LVIP Delaware Foundation® Conservative Allocation Fund—27

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–106.21% (Cost $322,894,675)		$359,937,715
	Number of Contracts
OPTIONS WRITTEN–0.00%
Put Option–0.00%
U.S. Treasury 10 yr Notes, strike price $124.00, expires 7/27/13 (JPMC)	(25)	(7,031)

Total Options Written (Premium received $(15,550))		(7,031)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.21%)		(21,048,961)

NET ASSETS APPLICABLE TO 23,063,990 SHARES OUTSTANDING–100.00%		$338,881,723

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND STANDARD CLASS ($293,225,735 / 19,953,540 Shares)	$14.695

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND SERVICE CLASS ($45,655,988 / 3,110,450 Shares)	$14.678

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$288,914,153
Undistributed net investment income	3,972,643
Accumulated net realized gain on investments	8,836,243
Net unrealized appreciation of investments and derivatives	37,158,684

Total net assets	$338,881,723

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $37,600,070, which represented 11.10% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«

Of this amount, $57,772 cash and $68,440 foreign currencies pledged as collateral for futures contracts, $32,617,933 represents payable for securities purchased and $1,112,140 represents payable for fund shares redeemed as of June 30, 2013.

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $1,562,958, which represented 0.46% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $295,723, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

LVIP Delaware Foundation® Conservative Allocation Fund—28

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(1,841,152)	USD	1,733,399	7/19/13	$ 51,703
BAML	CAD	(86,361)	USD	84,676	7/19/13	2,583
BAML	COP	(261,087,808)	USD	133,994	7/19/13	(1,561)
BAML	EUR	(2,136,989)	USD	2,836,223	7/19/13	54,265
BAML	JPY	(95,625,005)	USD	988,233	7/19/13	23,805
BAML	MXN	(9,226,326)	USD	713,714	7/19/13	3,129
BAML	NZD	243,422	USD	(191,221)	7/19/13	(2,862)
BCLY	MXN	(4,110,635)	USD	318,090	7/19/13	1,501
BNP	AUD	(271,673)	USD	255,564	7/19/13	7,420
CITI	AUD	(1,084,366)	USD	1,018,600	7/19/13	28,146
CITI	JPY	42,908,859	USD	(442,866)	7/19/13	(10,107)
CITI	PLN	(1,789,603)	USD	554,605	7/19/13	16,880
GSC	GBP	(709,815)	USD	1,105,047	7/19/13	25,648
GSC	PLN	(3,421,931)	USD	1,054,438	7/19/13	26,245
HSBC	BRL	(1,109,781)	USD	493,801	7/19/13	(1,087)
HSBC	CAD	(407,063)	USD	399,144	7/19/13	12,197
HSBC	EUR	(364,183)	USD	481,536	7/19/13	7,438
HSBC	JPY	100,261,967	USD	(1,035,465)	7/19/13	(24,270)
JPMC	BRL	(1,115,104)	USD	511,000	7/19/13	13,738
JPMC	EUR	1,165,163	USD	(1,549,595)	7/19/13	(32,772)
JPMC	IDR	2,147,866,148	USD	(236,814)	7/19/13	3,604
JPMC	JPY	50,077,451	USD	(516,633)	7/19/13	(11,575)
MNB	GBP	(16,137)	USD	24,694	7/1/13	152
MSC	AUD	428,220	USD	(402,287)	7/19/13	(11,154)
MSC	GBP	(215,599)	USD	335,819	7/19/13	7,963
MSC	JPY	95,069,671	USD	(981,759)	7/19/13	(22,931)
MSC	MXN	(5,184,679)	USD	401,002	7/19/13	1,693
MSC	PLN	(1,662,470)	USD	515,239	7/19/13	15,714
TD	CAD	(638,637)	USD	626,194	7/19/13	19,117
TD	GBP	74,482	USD	(116,051)	7/19/13	(2,788)
TD	JPY	(196,986,220)	USD	2,033,200	7/19/13	46,491
TD	ZAR	(10,233,486)	USD	1,011,461	7/19/13	(20,515)

						$227,810

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	E-mini S&P 500 Index	$(234,741)	$(239,895)	9/21/13	$(5,154)
15	Long Gilt	2,627,674	2,552,830	10/1/13	(74,844)
38	U.S. Treasury 5 yr Notes	4,600,489	4,599,781	10/4/13	(708)
(52)	U.S. Treasury 10 yr Notes	(6,663,281)	(6,581,249)	10/1/13	82,032

		$330,141			$1,326

LVIP Delaware Foundation® Conservative Allocation Fund—29

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	Federative Republic of Brazil		436,000	1.00%	9/20/18	$(5,976)
JPMC	ITRAXX Europe Crossover 19.1	EUR	2,290,000	5.00%	6/20/18	(30,123)

						$(36,099)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Markets

COP–Colombian Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund—30

LVIP Delaware Foundation® Conservative

Allocation Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Interest	$4,497,159
Dividends	1,573,095
Foreign tax withheld	(81,328)

5,988,926

EXPENSES:
Management fees	1,315,626
Accounting and administration expenses	67,286
Reports and statements to shareholders	61,659
Distribution fees-Service Class	58,835
Pricing fees	47,682
Custodian fees	33,566
Professional fees	26,304
Trustees’ fees	4,315
Other	4,577

1,619,850
Less management fees waived	(175,417)
Less expenses waived	(105,055)

Total operating expenses	1,339,378

NET INVESTMENT INCOME	4,649,548

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,126,377
Foreign currencies	(674,513)
Foreign currency exchange contracts	(23,278)
Futures contracts	255,775
Options written	14,719
Swap contracts	(133,309)

Net realized gain	5,565,771

Net change in unrealized appreciation (depreciation) of:
Investments	(5,650,329)
Foreign currencies	(26,529)
Foreign currency exchange contracts	288,988
Futures contracts	53,541
Options written	8,519
Swap contracts	(39,821)

Net change in unrealized appreciation (depreciation)	(5,365,631)

NET REALIZED AND UNREALIZED GAIN	200,140

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,849,688

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative

Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,649,548	$10,150,727
Net realized gain	5,565,771	7,324,963
Net change in unrealized appreciation (depreciation)	(5,365,631)	18,485,318

Net increase in net assets resulting from operations	4,849,688	35,961,008

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,363,226)
Service Class	—	(1,031,082)

	—	(8,394,308)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,651,883	16,498,533
Service Class	1,071,036	3,992,292
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	7,363,226
Service Class	—	1,031,082

	7,722,919	28,885,133

Cost of shares redeemed:
Standard Class	(21,937,943)	(61,695,888)
Service Class	(3,111,281)	(6,307,847)

	(25,049,224)	(68,003,735)

Decrease in net assets derived from capital share transactions	(17,326,305)	(39,118,602)

NET DECREASE IN NET ASSETS	(12,476,617)	(11,551,902)
NET ASSETS:
Beginning of period	351,358,340	362,910,242

End of period	$338,881,723	$351,358,340

Undistributed (Distributions in excess of) net investment income	$3,972,643	$(676,905)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund— 31

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/13[2] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$14.502	$13.436	$14.066	$12.957	$10.834	$16.910

Income (loss) from investment operations:
Net investment income[3]	0.199	0.404	0.433	0.476	0.402	0.347
Net realized and unrealized gain (loss)	(0.006)	1.020	(0.132)	0.867	2.065	(4.569)

Total from investment operations	0.193	1.424	0.301	1.343	2.467	(4.222)

Less dividends and distributions from:
Net investment income	—	(0.358)	(0.931)	(0.234)	(0.344)	(0.351)
Net realized gain	—	—	—	—	—	(1.503)

Total dividends and distributions	—	(0.358)	(0.931)	(0.234)	(0.344)	(1.854)

Net asset value, end of period	$14.695	$14.502	$13.436	$14.066	$12.957	$10.834

Total return[4]	1.33%	10.63%	2.23%	10.43%	22.85%	(29.96%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$293,226	$304,270	$318,061	$342,989	$341,991	$290,659
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.67%	0.52%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	0.89%	0.88%	0.88%	0.92%	0.79%	0.52%
Ratio of net investment income to average net assets	2.68%	2.85%	3.04%	3.56%	3.48%	2.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.52%	2.70%	2.89%	3.37%	3.36%	2.39%
Portfolio turnover	87%	142%	146%	171%	178%	116%

[1]

Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Service Class
	Six Months Ended 6/30/13[2] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$14.503	$13.438	$14.067	$12.972	$10.841	$16.899

Income (loss) from investment operations:
Net investment income[3]	0.180	0.369	0.397	0.442	0.368	0.297
Net realized and unrealized gain (loss)	(0.005)	1.018	(0.131)	0.866	2.062	(4.557)

Total from investment operations	0.175	1.387	0.266	1.308	2.430	(4.260)

Less dividends and distributions from:
Net investment income	—	(0.322)	(0.895)	(0.213)	(0.299)	(0.295)
Net realized gain	—	—	—	—	—	(1.503)

Total dividends and distributions	—	(0.322)	(0.895)	(0.213)	(0.299)	(1.798)

Net asset value, end of period	$14.678	$14.503	$13.438	$14.067	$12.972	$10.841

Total return[4]	1.21%	10.36%	1.98%	10.15%	22.49%	(27.21%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,656	$47,088	$44,849	$49,303	$50,602	$46,811
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.96%	0.87%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	1.14%	1.13%	1.13%	1.17%	1.08%	0.87%
Ratio of net investment income to average net assets	2.43%	2.60%	2.79%	3.31%	3.19%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.27%	2.45%	2.64%	3.12%	3.07%	2.04%
Portfolio turnover	87%	142%	146%	171%	178%	116%

[1]

Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–33

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Conservative Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange

LVIP Delaware Foundation® Conservative Allocations Fund—34

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of average daily net assets of the Fund’s advisory fee. The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment subadvisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of the Fund’s investment portfolio. No change in the Fund’s portfolio management (personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $8,413 and $1,328, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

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LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2013, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$4,597
Management fees payable to LIAC	184,728
Distribution fees payable to LFD	9,503

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $250,252,870 and sales of $252,048,630 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2013, the Fund made purchases of $24,612,340 and sales of $24,764,597 of long-term U.S. government securities.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $324,527,529. At June 30, 2013 net unrealized appreciation was $35,410,186, of which $46,737,246 related to unrealized appreciation of investments and $11,327,060 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or othermarket-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Conservative Allocation Fund—36

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$48,876,863	$—	$48,876,863
Common Stock.	115,220,285	336,381	23,667	115,580,333
Corporate Debt	790,808	130,440,145	—	131,230,953
Foreign Debt	—	9,877,822	—	9,877,822
Investment Companies	19,286,782	—	—	19,286,782
Municipal Bonds	—	893,128	—	893,128
U.S. Treasury Obligations	—	5,154,285	—	5,154,285
Short-Term Investments	—	27,685,176	—	27,685,176
Other	1,352,373	—	—	1,352,373
Option Written	—	(7,031)	—	(7,031)

Total	$136,650,248	$223,256,769	$23,667	$359,930,684

Foreign Currency Exchange Contracts	$—	$227,810	$—	$227,810

Futures Contracts	$1,326	$—	$—	$1,326

Swap Contracts	$—	$(36,099)	$—	$(36,099)

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	446,676	1,164,857
Service Class	71,609	282,532
Shares issued upon reinvestment ofdividends and distributions:
Standard Class	—	513,287
Service Class	—	71,862

	518,285	2,032,538

Shares redeemed:
Standard Class	(1,474,004)	(4,369,160)
Service Class	(207,848)	(445,101)

	(1,681,852)	(4,814,261)

Net decrease	(1,163,567)	(2,781,723)

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Delaware Foundation® Conservative Allocation Fund—37

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2013 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2012	—	$—
Options written	129	50,972
Options terminated in closing purchase	(104)	(35,422)

Options outstanding at June 30, 2013	25	$15,550

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest

LVIP Delaware Foundation® Conservative Allocations Fund—38

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at June 30, 2013.

Credit Default Swaps-A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2013, net realized depreciation of CDS contracts was $36,099. If a credit event had occured for all open swap transactions where collateral posting was required as of June 30, 2013, the Fund would have received $436,000 and EUR 2,290,000, less the value of the contracts related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally-Because there is generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$369,432	Liabilities net of receivables and other assets	$(141,622)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	82,032	Liabilities net of receivables and other assets	(80,706)
Interest rate contracts (Options written)	Options written, at value	—	Options written, at value	(7,031)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(36,099)

Total		$451,464		$(265,458)

LVIP Delaware Foundation® Conservative Allocations Fund—39

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(23,278)	$288,988
Interest rate contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	255,775	53,541
Interest rate contracts (Options written)	Net realized gain (loss) on options written and net change in unrealized appreciation (depreciation) of options written	14,719	8,519
Credit and interest rate contracts (Swap contracts)	Net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(133,309)	(39,821)

Total		$113,907	$311,227

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume		Liability Derivative Volume
Forward foreign currency contracts (average cost)	USD	15,239,311	USD	20,269,396
Futures contracts (average notional value)		6,661,815		15,980,922
Options contracts (average notional value)		1,139		3,278
Interest rate swap contracts (average notional value)	COP	1,610,370,968		—
CDS contracts (average notional value)*	EUR	648,145		—
CDS contracts (average notional value)*	USD	389,758		—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP Delaware Foundation® Conservative Allocations Fund—40

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2013 , the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Recieved	Net Amount[1]
Foreign Currency Exchange Contracts	$369,432	$(100,180)	$—	$—	$269,252
Futures Contracts - Variation Margin	2,515	—	—	—	2,515

Total	$371,947	$(100,180)	$—	$—	$271,767

Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(141,622)	$100,180	$—	$—	$(41,442)
Credit Default Swaps	(36,099)	—	—	—	(36,099)

Total	$(177,721)	$100,180	$—	$—	$(77,541)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities

LVIP Delaware Foundation® Conservative Allocations Fund—41

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Conservative Allocations Fund—42

LVIP Delaware Foundation® Moderate Allocation Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Delaware Foundation® Moderate

Allocation Fund

LVIP Delaware Foundation® Moderate Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,035.80	0.73%	$3.68
Service Class Shares	1,000.00	1,034.50	0.98%	4.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography

Allocation (unaudited)

As of June 30, 2013

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	50.09%
U.S. Markets	33.52%
Aerospace & Defense	1.04%
Air Freight & Logistics	0.09%
Auto Components	0.41%
Automobiles	0.08%
Beverages	0.17%
Biotechnology	0.88%
Building Products	0.05%
Capital Markets	0.62%
Chemicals	0.65%
Commercial Banks	0.54%
Commercial Services & Supplies	0.49%
Communications Equipment	1.30%
Computers & Peripherals	0.63%
Construction & Engineering	0.09%
Consumer Finance	0.08%
Containers & Packaging	0.05%
Diversified Financial Services	0.86%
Diversified Telecommunication Services	0.80%
Electric Utilities	0.47%
Electrical Equipment	0.11%
Electronic Equipment, Instruments & Components	0.10%
Energy Equipment & Services	0.56%
Food & Staples Retailing	0.92%
Food Products	1.21%
Health Care Equipment & Supplies	0.60%
Health Care Providers & Services	0.91%
Health Care Technology	0.02%
Hotels, Restaurants & Leisure	0.67%
Household Products	0.23%
Industrial Conglomerates	0.11%
Insurance	1.63%
Internet & Catalog Retail	0.92%
Internet Software & Services	1.42%
IT Services	1.77%
Life Sciences Tools & Services	0.09%
Machinery	0.25%
Media	0.22%
Metals & Mining	0.11%
Multiline Retail	0.23%
Multi-Utilities	0.12%
Office Electronics	0.32%
Oil, Gas & Consumable Fuels	2.90%
Paper & Forest Products	0.07%
Personal Products	0.26%
Pharmaceuticals	1.93%
Professional Services	0.19%
Real Estate Investment Trusts	2.36%

Security Type/Sector	Percentage of Net Assets
Road & Rail	0.19%
Semiconductors & Semiconductor Equipment	0.62%
Software	1.22%
Specialty Retail	0.89%
Textiles, Apparel & Luxury Goods	0.42%
Thrift & Mortgage Finance	0.06%
Trading Companies & Distributors	0.07%
Wireless Telecommunication Services	0.52%
Developed Markets	10.50%
Air Freight & Logistics	0.27%
Automobiles	0.63%
Beverages	0.26%
Chemicals	0.23%
Commercial Banks	1.08%
Construction & Engineering	0.27%
Construction Materials	0.30%
Containers & Packaging	0.21%
Electrical Equipment	0.16%
Energy Equipment & Services	0.44%
Food & Staples Retailing	0.24%
Food Products	0.39%
Household Durables	0.13%
Industrial Conglomerates	0.23%
Insurance	0.28%
IT Services	0.79%
Life Sciences Tools & Services	0.04%
Media	0.23%
Metals & Mining	0.53%
Multiline Retail	0.30%
Multi-Utilities	0.10%
Oil, Gas & Consumable Fuels	0.21%
Pharmaceuticals	1.75%
Road & Rail	0.27%
Specialty Retail	0.24%
Textiles, Apparel & Luxury Goods	0.21%
Trading Companies & Distributors	0.25%
Wireless Telecommunication Services	0.46%
Emerging Markets	6.07%
Airlines	0.03%
Automobiles	0.10%
Beverages	0.28%
Building Products	0.10%
Chemicals	0.06%
Commercial Banks	0.74%
Construction & Engineering	0.04%
Construction Materials	0.22%
Diversified Financial Services	0.05%
Diversified Telecommunication Services	0.37%
Electronic Equipment, Instruments & Components	0.16%

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.13%
Food Products	0.34%
Household Durables	0.05%
Insurance	0.07%
Internet & Catalog Retail	0.13%
Internet Software & Services	0.27%
IT Services	0.03%
Media	0.13%
Metals & Mining	0.19%
Oil, Gas & Consumable Fuels	1.01%
Paper & Forest Products	0.09%
Personal Products	0.06%
Real Estate Management & Development	0.10%
Road & Rail	0.04%
Semiconductors & Semiconductor Equipment	0.51%
Transportation Infrastructure	0.04%
Wireless Telecommunication Services	0.73%
Convertible Preferred Stock	0.30%
Exchange-Traded Funds	8.15%
Preferred Stock	0.25%
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	0.56%
Agency Mortgage-Backed Securities	7.52%
Commercial Mortgage-Backed Securities	0.90%
Convertible Bonds	1.23%
Corporate Bonds	16.95%
Aerospace & Defense	0.12%
Air Freight & Logistics	0.12%
Auto Components	0.12%
Automobiles	0.06%
Beverages	0.29%
Biotechnology	0.09%
Building Products	0.05%
Capital Markets	0.62%
Chemicals	0.22%
Commercial Banks	1.24%
Commercial Services & Supplies	0.44%
Communications Equipment	0.01%
Computers & Peripherals	0.34%
Construction & Engineering	0.04%
Construction Materials	0.05%
Consumer Finance	0.03%
Containers & Packaging	0.16%
Diversified Consumer Services	0.04%
Diversified Financial Services	0.88%
Diversified Telecommunication Services	0.89%
Electric Utilities	0.83%
Energy Equipment & Services	0.19%
Food & Staples Retailing	0.02%
Food Products	0.07%

Security Type/Sector	Percentage of Net Assets
Gas Utilities	0.02%
Health Care Equipment & Supplies	0.33%
Health Care Providers & Services	0.37%
Hotels, Restaurants & Leisure	0.16%
Household Durables	0.06%
Household Products	0.08%
Independent Power Producers & Energy Traders	0.22%
Insurance	0.77%
Internet Software & Services	0.46%
IT Services	0.24%
Life Sciences Tools & Services	0.08%
Machinery	0.01%
Media	0.81%
Metals & Mining	0.50%
Multi-Utilities	0.85%
Office Electronics	0.09%
Oil, Gas & Consumable Fuels	2.54%
Paper & Forest Products	0.31%
Pharmaceuticals	0.24%
Real Estate Investment Trusts	1.18%
Road & Rail	0.06%
Software	0.01%
Specialty Retail	0.13%
Textiles, Apparel & Luxury Goods	0.07%
Trading Companies & Distributors	0.10%
Wireless Telecommunication Services	0.34%
Municipal Bonds	0.12%
Non-Agency Asset-Backed Securities	0.16%
Non-Agency Collateralized Mortgage Obligations	0.14%
Regional Bonds	0.45%
Senior Secured Loans	2.78%
Sovereign Bonds	1.30%
Supranational Banks	0.13%
U.S. Treasury Obligations	3.88%
Right	0.00%
Warrant	0.02%
Money Market Fund	1.84%
Short-Term Investments	9.47%
Total Value of Securities	106.24%
Options Written	0.00%
Liabilities Net of Receivables and Other Assets	(6.24%	)
Total Net Assets	100.00%

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited) (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Visa Class A	0.64%
EOG Resources	0.61%
QUALCOMM	0.58%
MasterCard Class A	0.54%
Celgene	0.53%
Crown Castle International	0.52%
Google Class A	0.51%
Apple	0.51%
Adobe Systems	0.50%
Kinder Morgan	0.49%
Total	5.43%

Geography	Percentage of Net Assets
Australia	0.65%
Bermuda	0.08%
Brazil	1.07%
Canada	1.43%
Cayman Islands	0.35%
China	0.79%
Colombia	0.17%
Denmark	0.51%
Finland	0.08%
France	2.68%
Germany	0.77%
Guernsey	0.01%
Hong Kong	0.50%
India	0.56%
Indonesia	0.08%
Ireland	0.12%
Israel	0.41%
Italy	0.29%
Japan	2.02%
Jersey	0.06%
Liberia	0.02%
Luxembourg	0.47%
Malaysia	0.13%
Mexico	0.73%
Netherlands	0.47%
Norway	0.21%
Panama	0.09%
Peru	0.14%
Poland	0.35%
Puerto Rico	0.00%
Republic of Korea	1.49%
Russia	0.49%
South Africa	0.53%
Spain	0.24%
Supranational	0.13%
Sweden	0.41%
Switzerland	1.12%
Taiwan	0.35%
Thailand	0.20%
Turkey	0.05%
United Kingdom	1.42%
United States	73.04%
Uruguay	0.08%
Venezuela	0.13%
Total	94.92%

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–50.09%
U.S. MARKETS–33.52%
Aerospace & Defense–1.04%
†Esterline Technologies	230	$16,627
Honeywell International	1,230	97,588
†KEYW Holding	2,415	31,999
Lockheed Martin	490	53,145
Northrop Grumman	3,800	314,640
Raytheon	4,700	310,764
Rockwell Collins	340	21,559
Triumph Group	780	61,737
United Technologies	1,190	110,599

		1,018,658

Air Freight & Logistics–0.09%
FedEx	570	56,191
†XPO Logistics	1,675	30,301

		86,492

Auto Components–0.41%
†Borg Warner	290	24,984
Cooper Tire & Rubber	680	22,556
Johnson Controls	8,700	311,373
†Tenneco	1,005	45,506

		404,419

Automobiles–0.08%
Ford Motor	5,010	77,505

		77,505

Beverages–0.17%
Coca-Cola	850	34,094
PepsiCo	1,590	130,046

		164,140

Biotechnology–0.88%
†Acorda Therapeutics	1,155	38,103
†Alkermes	1,465	42,016
†Celgene	4,425	517,327
†Cepheid	410	14,112
†Gilead Sciences	2,200	112,662
†Incyte	1,400	30,800
†InterMune	2,295	22,078
Spectrum Pharmaceuticals	2,600	19,396
†Vertex Pharmaceuticals	810	64,695

		861,189

Building Products–0.05%
AAON	1,360	44,989

		44,989

Capital Markets–0.62%
Ameriprise Financial	870	70,366
Bank of New York Mellon	10,900	305,745
BlackRock	300	77,055
Evercore Partners Class A	620	24,354

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
Greenhill	500	$22,870
State Street	1,200	78,252
†Stifel Financial	840	29,963

		608,605

Chemicals–0.65%
Axiall	620	26,400
Cabot	1,305	48,833
Celanese Class A	1,120	50,176
†Chemtura	1,380	28,014
duPont (E.I.) deNemours	7,180	376,950
Eastman Chemical	710	49,707
Innophos Holdings	500	23,585
Koppers Holdings	255	9,736
Stepan	400	22,244

		635,645

Commercial Banks–0.54%
BBCN Bancorp	2,115	30,075
Bryn Mawr Bank	390	9,333
†Capital Bank Financial	1,555	29,529
Cardinal Financial	2,065	30,232
City Holding	780	30,381
Home Bancshares	1,330	34,540
@Independent Bank	915	31,568
Park National	445	30,612
Prosperity Bancshares	745	38,584
Susquehanna Bancshares	2,770	35,595
†Texas Capital Bancshares	470	20,849
Webster Financial	1,415	36,337
Wells Fargo	3,680	151,874
†Western Alliance Bancorp	1,320	20,896

		530,405

Commercial Services & Supplies–0.49%
McGrath RentCorp	685	23,400
Republic Services	1,060	35,976
†Tetra Tech	1,170	27,507
United Stationers	1,165	39,086
US Ecology	1,385	38,004
Waste Management	7,900	318,607

		482,580

Communications Equipment–1.30%
Cisco Systems	13,870	337,180
Motorola Solutions	5,428	313,358
†NETGEAR	700	21,378
Plantronics	665	29,207
QUALCOMM	9,360	571,709

		1,272,832

LVIP Delaware Foundation® Moderate Allocation Fund—5

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–0.63%
Apple	1,250	$495,100
EMC	3,970	93,771
†Synaptics	840	32,390

		621,261

Construction & Engineering–0.09%
Granite Construction	525	15,624
†MYR Group	1,355	26,355
URS	980	46,276

		88,255

Consumer Finance–0.08%
Capital One Financial	1,290	81,025

		81,025

Containers & Packaging–0.05%
Boise	3,080	26,303
MeadWestvaco	750	25,583

		51,886

Diversified Financial Services–0.86%
CME Group	3,375	256,433
†IntercontinentalExchange	2,360	419,514
JPMorgan Chase	3,270	172,623

		848,570

Diversified Telecommunication Services–0.80%
AT&T	12,250	433,650
Atlantic Tele-Network	450	22,347
†=Century Communications	5,000	0
†inContact	2,705	22,235
Verizon Communications	6,100	307,074

		785,306

Electric Utilities–0.47%
Cleco	820	38,073
Edison International	7,250	349,160
OGE Energy	800	54,560
UIL Holdings	600	22,950

		464,743

Electrical Equipment–0.11%
Acuity Brands	720	54,374
Eaton.	810	53,306

		107,680

Electronic Equipment, Instruments & Components–0.10%
†Anixter International	470	35,631
†FARO Technologies	965	32,636
†Rofin-Sinar Technologies	1,235	30,801

		99,068

Energy Equipment & Services–0.56%
Bristow Group	290	18,943

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
†C&J Energy Services	1,000	$19,370
Halliburton	7,400	308,728
National Oilwell Varco	670	46,163
†Pioneer Energy Services	3,120	20,654
†RigNet	1,285	32,742
Schlumberger	1,440	103,190

		549,790

Food & Staples Retailing–0.92%
Casey’s General Stores	730	43,917
CVS Caremark	7,010	400,832
†Susser Holdings	780	37,346
Walgreen	9,475	418,795

		900,890

Food Products–1.21%
Archer-Daniels-Midland	13,380	453,716
General Mills	1,610	78,133
J&J Snack Foods	385	29,953
Kraft Foods Group	5,633	314,716
Mondelez International Class A	10,800	308,124

		1,184,642

Health Care Equipment & Supplies–0.60%
Abbott Laboratories	1,340	46,739
†Align Technology	1,285	47,596
Baxter International	4,400	304,788
Conmed	1,020	31,865
CryoLife	2,515	15,744
†Haemonetics	900	37,215
†Merit Medical Systems	1,450	16,168
†Quidel	1,710	43,656
West Pharmaceutical Services	610	42,859

		586,630

Health Care Providers & Services–0.91%
Air Methods	1,115	37,776
Cardinal Health	6,600	311,520
†Cross Country Healthcare	2,550	13,158
†Express Scripts Holding	1,480	91,301
Quest Diagnostics	5,100	309,213
UnitedHealth Group	1,590	104,113
†WellCare Health Plans	525	29,164

		896,245

Health Care Technology–0.02%
†Greenway Medical Technologies	1,245	15,363

		15,363

Hotels, Restaurants & Leisure–0.67%
†AFC Enterprises	1,085	38,995
†Buffalo Wild Wings	355	34,847
Carnival	7,800	267,462

LVIP Delaware Foundation® Moderate Allocation Fund—6

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
CEC Entertainment	315	$12,928
Cheesecake Factory	700	29,323
†Jack in the Box	1,205	47,344
McDonald’s	1,060	104,940
†SHFL Entertainment	2,400	42,504
Starbucks	1,200	78,588

		656,931

Household Products–0.23%
Kimberly-Clark	790	76,741
Procter & Gamble	1,920	147,821

		224,562

Industrial Conglomerates–0.11%
General Electric	4,700	108,993

		108,993

Insurance–1.63%
AFLAC	1,340	77,881
Allstate	6,500	312,780
American Equity Investment Life Holding	2,210	34,697
AMERISAFE	625	20,244
Maiden Holdings	2,275	25,526
Marsh & McLennan	7,900	315,368
Primerica	915	34,258
Progressive	13,875	352,703
Prudential Financial	570	41,627
Travelers	4,830	386,014

		1,601,098

Internet & Catalog Retail–0.92%
†Liberty Interactive Class A	19,250	442,943
†priceline.com	505	417,701
†Shutterfly	760	42,400

		903,044

Internet Software & Services–1.42%
†Brightcove	2,070	18,133
†eBay	5,625	290,925
†ExactTarget	695	23,435
†Google Class A	570	501,811
j2 Global	895	38,046
†Liquidity Services	785	27,216
†Trulia	445	13,835
†ValueClick	825	20,361
†VeriSign	4,775	213,252
†Vocus	2,120	22,302
†Yahoo	9,000	225,990

		1,395,306

IT Services–1.77%
Accenture Class A	1,100	79,156

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
†EPAM Systems	795	$21,608
†ExlService Holdings	605	17,884
International Business Machines	410	78,355
†InterXion Holding	1,235	32,271
MasterCard Class A	910	522,795
Syntel	360	22,633
†TeleTech Holdings	1,640	38,425
†Teradata	4,700	236,081
†VeriFone Systems	3,700	62,197
Visa Class A	3,450	630,488

		1,741,893

Life Sciences Tools & Services–0.09%
Thermo Fisher Scientific	1,020	86,323

		86,323

Machinery–0.25%
Barnes Group	1,245	37,338
Caterpillar	290	23,922
†Chart Industries	345	32,461
†Columbus McKinnon	1,415	30,168
Cummins	310	33,623
Deere	380	30,875
ESCO Technologies	700	22,666
Kadant	1,095	33,036

		244,089

Media–0.22%
Cinemark Holdings	580	16,194
Comcast Special Class A	2,700	107,109
National CineMedia	1,485	25,082
Regal Entertainment Group Class A	1,710	30,609
Viacom Class B	580	39,469

		218,463

Metals & Mining–0.11%
Allegheny Technologies	1,310	34,466
Kaiser Aluminum	470	29,112
Materion	970	26,277
US Silica Holdings	720	14,962

		104,817

Multiline Retail–0.23%
Macy’s	1,640	78,720
Nordstrom	1,240	74,326
Target	1,070	73,680

		226,726

Multi-Utilities–0.12%
MDU Resources Group	1,780	46,120
NorthWestern	610	24,339

LVIP Delaware Foundation® Moderate Allocation Fund—7

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities (continued)
Sempra Energy	580	$47,421

		117,880

Office Electronics–0.32%
Xerox	34,400	312,008

		312,008

Oil, Gas & Consumable Fuels–2.90%
†Bonanza Creek Energy	965	34,219
†Carrizo Oil & Gas	1,100	31,163
Chevron	4,030	476,910
ConocoPhillips	5,200	314,600
†Diamondback Energy	390	12,995
EOG Resources	4,565	601,119
Exxon Mobil	1,510	136,429
Kinder Morgan	12,673	483,475
†Kodiak Oil & Gas	3,685	32,760
Marathon Oil	10,370	358,595
Occidental Petroleum	3,780	337,289
†Rosetta Resources	700	29,764

		2,849,318

Paper & Forest Products–0.07%
International Paper	770	34,119
Neenah Paper	1,005	31,929

		66,048

Personal Products–0.26%
Avon Products	10,700	225,021
†Prestige Brands Holdings	1,210	35,259

		260,280

Pharmaceuticals–1.93%
AbbVie	1,340	55,396
Allergan	4,275	360,126
†Auxilium Pharmaceuticals	1,345	22,367
Johnson & Johnson	3,820	327,985
Merck	9,560	444,062
†Nektar Therapeutics	2,045	23,620
Perrigo	1,625	196,625
Pfizer	16,289	456,255
Zoetis	311	9,601

		1,896,037

Professional Services–0.19%
†FTI Consulting	735	24,174
Kforce	2,710	39,566
Manpower	340	18,632
†RPX	1,065	17,892
Towers Watson Class A	730	59,816
†WageWorks	820	28,249

		188,329

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts–2.36%
American Tower	375	$27,439
Apartment Investment & Management	1,200	36,048
AvalonBay Communities	525	70,828
Boston Properties	650	68,556
BRE Properties	325	16,257
Camden Property Trust	800	55,312
CapLease	475	4,009
CBL & Associates Properties	1,250	26,775
Colonial Properties Trust	850	20,502
Corporate Office Properties Trust	1,350	34,425
DCT Industrial Trust	7,990	57,129
DDR	2,125	35,381
DuPont Fabros Technology	1,860	44,919
EastGroup Properties	710	39,952
EPR Properties	790	39,713
Equity Lifestyle Properties	275	21,612
Equity Residential	1,775	103,057
Essex Property Trust	225	35,757
Extra Space Storage	825	34,592
Federal Realty Investment Trust	250	25,920
First Industrial Realty Trust	1,450	21,997
First Potomac Realty Trust	1,450	18,937
Franklin Street Properties	475	6,270
General Growth Properties	2,575	51,165
HCP	975	44,304
Health Care REIT	525	35,191
Healthcare Realty Trust	1,250	31,875
Healthcare Trust of America	975	10,949
Host Hotels & Resorts	6,645	112,101
Kilroy Realty	575	30,481
Kimco Realty	2,100	45,003
Kite Realty Group Trust	825	4,975
LaSalle Hotel Properties	1,590	39,273
Lexington Realty Trust	2,475	28,908
Liberty Property Trust	1,075	39,732
LTC Properties	450	17,573
Macerich	575	35,058
National Retail Properties	1,345	46,268
Post Properties	375	18,559
ProLogis	1,975	74,497
PS Business Parks	200	14,434
Public Storage	575	88,165
Ramco-Gershenson Properties Trust	2,955	45,891
Rayonier	175	9,693
Regency Centers	675	34,297
RLJ Lodging Trust	875	19,679
Senior Housing Properties Trust	775	20,096
Simon Property Group	1,525	240,828
SL Green Realty	650	57,324
Sovran Self Storage	625	40,494
†Strategic Hotels & Resorts	2,025	17,942

LVIP Delaware Foundation® Moderate Allocation Fund—8

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Summit Hotel Properties	1,625	$15,356
†Sunstone Hotel Investors	1,025	12,382
Tanger Factory Outlet Centers	750	25,095
Ventas	1,025	71,197
Vornado Realty Trust	900	74,565
Washington Real Estate Investment Trust	700	18,837

		2,317,574

Road & Rail–0.19%
†Genesee & Wyoming	355	30,118
Hunt (J.B.) Transport Services	620	44,789
†Roadrunner Transportation Systems	665	18,514
Union Pacific	630	97,196

		190,617

Semiconductors & Semiconductor Equipment–0.62%
†Amkor Technology	3,950	16,630
†Applied Micro Circuits	3,555	31,284
Avago Technologies	1,530	57,191
†Cirrus Logic	1,235	21,440
Intel	15,740	381,223
†Semtech	1,325	46,415
Texas Instruments	1,510	52,654

		606,837

Software–1.22%
†Accelrys	3,330	27,972
†Adobe Systems	10,800	492,048
†Citrix Systems	680	41,024
†Fortinet	2,730	47,775
Intuit	5,850	357,026
Microsoft	4,170	143,990
†Nuance Communications	1,130	20,769
†Proofpoint	1,680	40,706
†SS&C Technologies Holdings	860	28,294

		1,199,604

Specialty Retail–0.89%
DSW Class A	700	51,429
†Express	1,440	30,197
†Francesca’s Holdings	1,095	30,430
†Jos. A Bank Clothiers	792	32,725
L Brands	5,175	254,869
Lowe’s	7,800	319,020
†Sally Beauty Holdings	4,900	152,390

		871,060

Textiles, Apparel & Luxury Goods–0.42%
†G-III Apparel Group	980	47,158
†Iconix Brand Group	1,320	38,821
Jones Group	1,095	15,056

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
†Madden (Steven)	1,042	$50,412
NIKE Class B	3,600	229,248
Perry Ellis International	1,450	29,450

		410,145

Thrift & Mortgage Finance–0.06%
Dime Community Bancshares	1,780	27,270
Flushing Financial	1,765	29,034

		56,304

Trading Companies & Distributors–0.07%
Applied Industrial Technologies	980	47,363
†Titan Machinery	1,000	19,630

		66,993

Wireless Telecommunication Services–0.52%
†Crown Castle International	7,075	512,159

		512,159

Total U.S. Markets (Cost $22,279,447)		32,902,251

§DEVELOPED MARKETS–10.50%
Air Freight & Logistics–0.27%
Deutsche Post	10,711	266,232

		266,232

Automobiles–0.63%
Bayerische Motoren Werke	1,986	173,672
Toyota Motor	7,400	447,015

		620,687

Beverages–0.26%
Carlsberg Class B	2,822	252,635

		252,635

Chemicals–0.23%
Syngenta ADR	2,875	223,848

		223,848

Commercial Banks–1.08%
Mitsubishi UFJ Financial Group	57,300	353,647
Nordea Bank	27,731	310,105
Standard Chartered	9,309	202,035
UniCredit	40,832	191,237

		1,057,024

Construction & Engineering–0.27%
Vinci	5,205	261,224

		261,224

Construction Materials–0.30%
†Cemex Latam Holdings	12,408	82,647

LVIP Delaware Foundation® Moderate Allocation Fund—9

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction Materials (continued)
Lafarge	3,486	$214,362

		297,009

Containers & Packaging–0.21%
Rexam	28,489	206,896

		206,896

Electrical Equipment–0.16%
Alstom	4,695	153,765

		153,765

Energy Equipment & Services–0.44%
Saipem	5,971	97,078
Subsea 7	9,171	160,802
Transocean	3,600	172,620

		430,500

Food & Staples Retailing–0.24%
Tesco	46,584	234,796

		234,796

Food Products–0.39%
†Aryzta	6,871	386,248

		386,248

Household Durables–0.13%
Techtronic Industries	52,500	125,631

		125,631

Industrial Conglomerates–0.23%
Koninklijke Philips Electronics	8,230	224,384

		224,384

Insurance–0.28%
AXA	13,968	274,459

		274,459

IT Services–0.79%
†CGI Group Class A	13,670	400,434
Teleperformance	7,804	375,660

		776,094

Life Sciences Tools & Services–0.04%
†ICON	1,150	40,745

		40,745

Media–0.23%
Publicis Groupe	3,179	226,354

		226,354

Metals & Mining–0.53%
Anglo American ADR	2,600	24,962
AuRico Gold	17,796	78,025
Rio Tinto.	5,848	238,632

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Metals & Mining (continued)
Yamana Gold	19,178	$182,943

		524,562

Multiline Retail–0.30%
Don Quijote	3,000	145,976
Kering	747	151,836

		297,812

Multi-Utilities–0.10%
National Grid	8,329	94,500

		94,500

Oil, Gas & Consumable Fuels–0.21%
Total	4,273	208,609

		208,609

Pharmaceuticals–1.75%
Meda Class A	8,156	92,421
Novartis	4,507	320,156
Novo Nordisk ADR	1,600	247,952
Sanofi	3,353	347,509
Stada Arzneimittel	7,248	312,006
Teva Pharmaceutical Industries ADR	10,200	399,840

		1,719,884

Road & Rail–0.27%
East Japan Railway	3,466	269,492

		269,492

Specialty Retail–0.24%
Nitori Holdings	2,870	231,545

		231,545

Textiles, Apparel & Luxury Goods–0.21%
Yue Yuen Industrial Holdings	80,500	208,618

		208,618

Trading Companies & Distributors–0.25%
ITOCHU	21,114	243,803

		243,803

Wireless Telecommunication Services–0.46%
KDDI	5,628	292,865
Vodafone Group	33,763	96,461
Vodafone Group ADR	2,180	62,653

		451,979

Total Developed Markets (Cost $8,371,190)		10,309,335

×EMERGING MARKETS–6.07%
Airlines–0.03%
†Gol Linhas Aereas Inteligentes ADR	10,200	34,170

		34,170

LVIP Delaware Foundation® Moderate Allocation Fund—10

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Automobiles–0.10%
Hyundai Motor	202	$39,873
Mahindra & Mahindra	3,786	61,725

		101,598

Beverages–0.28%
Fomento Economico Mexicano ADR	900	92,871
@Lotte Chilsung Beverage	62	74,895
Tsingtao Brewery	5,305	37,961
United Spirits	1,958	71,297

		277,024

Building Products–0.10%
@KCC	359	103,074

		103,074

Chemicals–0.06%
†Braskem ADR	3,700	55,056

		55,056

Commercial Banks–0.74%
Banco Santander Brasil ADR	8,300	51,626
Bangkok Bank	9,430	62,076
China Construction Bank	84,028	59,478
ICICI Bank ADR	1,700	65,025
Industrial & Commercial Bank of China	139,406	87,892
Itau Unibanco Holding ADR	5,280	68,218
KB Financial Group ADR	3,978	117,868
Powszechna Kasa Oszczednosci Bank Polski	2,897	31,031
=Sberbank	37,473	106,841
Standard Bank Group	6,813	76,835

		726,890

Construction & Engineering–0.04%
†Empresas ICA ADR	5,200	39,156

		39,156

Construction Materials–0.22%
†Cemex ADR	9,102	96,299
Siam Cement	2,758	39,692
Siam Cement NVDR	2,100	30,223
Ultratech Cement	1,481	46,694

		212,908

Diversified Financial Services–0.05%
Remgro	2,600	49,962

		49,962

Diversified Telecommunication Services–0.37%
China Telecom	116,000	55,337
China Unicom Hong Kong ADR	6,000	78,840
Chunghwa Telecom ADR	1,803	57,894

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
KT ADR	6,200	$96,224
Telefonica Brasil ADR	3,080	70,286

		358,581

Electronic Equipment, Instruments & Components–0.16%
Hon Hai Precision Industry	44,162	109,043
†LG Display ADR	4,000	47,480

		156,523

Food & Staples Retailing–0.13%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	1,500	68,190
Wal-Mart de Mexico Series V	20,017	56,101

		124,291

Food Products–0.34%
BRF ADR	6,040	131,128
China Mengniu Dairy	26,000	93,024
@Lotte Confectionery	43	60,488
Tingyi Cayman Islands Holding	18,000	46,880

		331,520

Household Durables–0.05%
LG Electronics	779	49,779

		49,779

Insurance–0.07%
Samsung Life Insurance	704	66,555

		66,555

Internet & Catalog Retail–0.13%
Hyundai Home Shopping Network	916	123,079

		123,079

Internet Software & Services–0.27%
†Baidu ADR	1,400	132,342
†Sina	1,000	55,730
†Sohu.com	1,300	80,106

		268,178

IT Services–0.03%
†WNS Holdings ADR	1,770	29,541

		29,541

Media–0.13%
Grupo Televisa ADR	5,000	124,200

		124,200

Metals & Mining–0.19%
†Anglo American Platinum	876	26,143
†@ArcelorMittal South Africa	5,386	17,436
@Gerdau	3,800	19,413
Gerdau ADR	2,900	16,559
Impala Platinum Holdings	2,196	20,660

LVIP Delaware Foundation® Moderate Allocation Fund—11

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
Vale ADR	6,400	$84,160

		184,371

Oil, Gas & Consumable Fuels–1.01%
Cairn India	11,057	53,861
China Petroleum & Chemical	48,750	34,318
CNOOC ADR	300	50,244
†Gazprom ADR	14,000	92,120
LUKOIL ADR	1,400	80,710
PetroChina ADR	400	44,268
Petroleo Brasileiro ADR	11,100	148,962
†Polski Koncern Naftowy Orlen	2,807	39,357
PTT - Foreign	5,724	61,876
#@Reliance Industries GDR 144A	7,700	221,683
Rosneft GDR	9,300	63,705
Sasol ADR	1,300	56,303
Tambang Batubara Bukit Asam Persero	34,000	45,562

		992,969

Paper & Forest Products–0.09%
†@Fibria Celulose ADR	7,631	84,628

		84,628

Personal Products–0.06%
Hypermarcas	9,600	62,466

		62,466

Real Estate Management & Development–0.10%
#†=Etalon Group GDR 144A	3,000	10,290
UEM Sunrise	93,700	92,529

		102,819

Road & Rail–0.04%
All America Latina Logistica	9,125	38,765

		38,765

Semiconductors & Semiconductor Equipment–0.51%
Samsung Electronics	278	326,572
Taiwan Semiconductor Manufacturing	16,204	60,015
Taiwan Semiconductor Manufacturing ADR	3,500	64,120
United Microelectronics	103,600	50,123

		500,830

Transportation Infrastructure–0.04%
Santos Brasil Participacoes	3,000	38,369

		38,369

Wireless Telecommunication Services–0.73%
America Movil ADR	2,500	54,375
China Mobile ADR	1,500	77,655
†MegaFon GDR	2,900	90,625

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
Mobile Telesystems ADR	2,400	$45,456
MTN Group	2,796	52,045
SK Telecom ADR	14,500	294,785
†Turkcell Iletisim Hizmetleri ADR	3,500	50,295
Vodacom Group	5,115	54,343

		719,579

Total Emerging Markets (Cost $5,486,892)		5,956,881

Total Common Stock (Cost $36,137,529)		49,168,467

CONVERTIBLE PREFERRED STOCK–0.30%
Apache 6.00% exercise price $108.96, expiration date 8/1/13	500	23,870
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	475	9,025
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	10,026
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	15	15,422
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	775	13,749
Dominion Resources
6.00% exercise price $65.27, expiration date 7/1/16	118	5,906
6.125% exercise price $65.27, expiration date 4/1/16	118	5,924
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	600	29,775
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	37	43,623
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	18	21,960
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	441	24,255
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	650	35,614
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	272	25,633

LVIP Delaware Foundation® Moderate Allocation Fund—12

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	27	$32,238

Total Convertible Preferred Stock (Cost $302,843)		297,020

EXCHANGE-TRADED FUNDS–8.15%
iShares MSCI EAFE Growth Index ETF	65,350	4,035,363
iShares MSCI EAFE Index ETF	20,850	1,196,373
Vanguard FTSE Developed Markets ETF	77,640	2,764,760

Total Exchange-Traded Funds (Cost $6,607,482)		7,996,496

PREFERRED STOCK–0.25%
Alabama Power 5.625%	1,650	41,580
BB&T 5.85%	1,350	33,831
National Retail Properties 5.70%	950	22,772
Public Storage 5.20%	1,000	23,250
U.S. Bancorp
5.15%	1,000	23,450
•6.50%	1,600	44,960
Wells Fargo 5.20%	2,200	51,502

Total Preferred Stock (Cost $242,678)		241,345

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series
2002-W11 AV1
0.533% 11/25/32	491	465

Total Agency Asset-Backed Security (Cost $491)		465

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.56%
Fannie Mae REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	11,324	12,676
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	5,965	6,843
Series 2003-26 AT 5.00% 11/25/32	31,888	33,089
Series 2003-122 AJ 4.50% 2/25/28	435	435

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-41 PN 4.50% 4/25/40	40,000	$43,376
•Series 2012-122 SD 5.907% 11/25/42	97,447	24,955
•Series 2012-124 SD 5.957% 11/25/42	98,020	24,115
*Series 2013-26 ID 3.00% 4/25/33	98,679	15,009
*Series 2013-38 AI 3.00% 4/25/33	97,833	14,766
*Series 2013-44 DI 3.00% 5/25/33	193,573	29,600
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	4,648	5,300
Series 2326 ZQ 6.50% 6/15/31	21,029	23,490
Series 2557 WE 5.00% 1/15/18	17,231	18,363
Series 3173 PE 6.00% 4/15/35	36,913	37,946
Series 3656 PM 5.00% 4/15/40	70,000	76,587
Series 4065 DE 3.00% 6/15/32	5,000	5,087
•*Series 4148 SA 5.908% 12/15/42	98,585	25,504
*Series 4185 LI 3.00% 3/15/33	98,458	14,719
*Series 4191 CI 3.00% 4/15/33	99,296	16,401
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	14,476	16,237
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	103,687

Total Agency Collateralized Mortgage Obligations (Cost $541,457)		548,185

AGENCY MORTGAGE-BACKED SECURITIES–7.52%
Fannie Mae
5.00% 11/1/34	4,216	4,492
6.50% 8/1/17	3,375	3,739
Fannie Mae ARM
•2.547% 4/1/36	3,537	3,757
•2.81% 11/1/35	3,025	3,204
•5.221% 3/1/38	4,228	4,491
•5.973% 8/1/37	5,646	6,088
Fannie Mae S.F. 15 yr
2.50% 2/1/28	71,914	72,456
2.50% 5/1/28	9,887	9,960
3.00% 11/1/27	22,281	22,970
3.00% 5/1/28	6,943	7,156
3.50% 7/1/26	23,583	24,674
3.50% 10/1/26	22,379	23,331
4.00% 11/1/25	87,915	93,925
5.00% 5/1/21	8,332	8,896
5.50% 4/1/23	9,313	10,052

LVIP Delaware Foundation® Moderate Allocation Fund—13

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28	1,846,000	$1,856,672
3.00% 7/1/28	1,086,000	1,117,053
3.50% 7/1/28	113,000	117,697
Fannie Mae S.F. 20 yr
3.50% 4/1/33	3,962	4,081
5.00% 11/1/23	2,063	2,237
Fannie Mae S.F. 30 yr
3.50% 7/1/42	4,646	4,723
3.50% 3/1/43	7,964	8,100
4.00% 11/1/40	9,735	10,147
4.00% 1/1/41	46,163	48,115
4.00% 2/1/41	61,803	64,618
4.00% 3/1/41	51,286	53,681
4.00% 9/1/41	6,501	6,782
4.00% 12/1/41	141,706	147,698
4.00% 3/1/42	39,733	41,487
4.00% 1/1/43	152,252	158,812
4.50% 7/1/36	7,734	8,183
4.50% 8/1/40	46,124	48,785
4.50% 11/1/40	24,548	26,009
4.50% 2/1/41	11,692	12,397
4.50% 3/1/41	38,176	40,478
4.50% 5/1/41	7,957	8,445
4.50% 8/1/41	14,668	15,552
4.50% 10/1/41	7,247	7,684
5.00% 2/1/35	9,717	10,512
5.50% 4/1/37	42,733	47,675
6.00% 9/7/36	59,586	64,841
6.50% 2/1/36	13,826	15,546
7.50% 6/1/31	7,639	9,113
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/43	1,768,000	1,727,391
3.50% 7/1/43	558,000	566,457
4.50% 7/1/43	409,000	432,773
Freddie Mac 4.50% /1/41	42,991	44,369
Freddie Mac ARM
•2.615% 7/1/36	3,933	4,206
•2.883% 4/1/34	1,802	1,909
•5.819% 10/1/36	5,268	5,588
Freddie Mac S.F. 15 yr 5.00% 6/1/18	3,177	3,356
Freddie Mac S.F. 30 yr
3.00% 11/1/42	23,659	23,126
4.00% 10/1/40	26,060	27,115
4.00% 11/1/40	17,286	17,986
4.00% 12/1/40	1,994	2,075
4.00% 2/1/42	9,235	9,609
4.50% 10/1/39	34,882	36,727
4.50% 11/1/39	57,707	60,758
6.00% 8/1/38	57,187	62,589
6.00% 10/1/38	84,279	92,187

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
7.00% 11/1/33	3,648	$4,229
GNMA I S.F. 30 yr
7.50% 1/15/32	2,044	2,443

Total Agency Mortgage-Backed Securities (Cost $7,506,199)		7,381,207

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.90%
Banc of America Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	10,000	10,973
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	25,000	26,780
•Series 2006-PW12 A4 5.902% 9/11/38	95,000	104,867
Commercial Mortgage Pass Through Certificates Trust
•Series 2005-C6 A5A 5.116% 6/10/44	115,000	123,275
¿Series 2013-CR8 A5 3.612% 6/10/46	50,000	48,904
•¿Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.569% 2/15/39	7,012	7,183
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	20,000	18,520
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	70,000	71,990
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,007
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	21,784
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	40,000	42,475
Series 2011-C5 A3 4.171% 8/15/46	60,000	62,621
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	25,853	26,280
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,540
•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.816% 6/11/42	65,000	73,489

LVIP Delaware Foundation® Moderate Allocation Fund—14

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	30,000	$31,313
#VNO Mortgage Trust Series
2012-6AVE A 144A 2.996% 11/15/30	100,000	93,221
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	25,000	23,185
Series 2013-C11 A5 3.071% 3/15/45	25,000	23,464
Series 2013-C14 A5 3.337% 6/15/46	40,000	38,135

Total Commercial Mortgage-Backed Securities (Cost $845,787)		885,006

CONVERTIBLE BONDS–1.23%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	24,000	24,600
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	26,000	20,719
Alere 3.00% exercise price $43.98, expiration date 5/15/16	31,000	30,709
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	30,000	32,888
[f]ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	54,000	47,993
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	26,000	26,488
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	17,000	19,072
Chesapeake Energy 2.25% exercise price $85.61, expiration date 12/14/38	15,000	13,219
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	11,000	10,416
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	18,000	22,613
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	27,000	29,936

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	30,000	$22,650
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	6,000	13,639
[f]General Cable 4.50% exercise price $36.55, expiration date 11/15/29	35,000	38,719
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	13,000	29,445
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	35,000	43,794
[f]Hologic 2.00% exercise price $31.17, expiration date 2/27/42	32,000	31,740
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	15,000	16,256
Intel 3.25% exercise price $21.94, expiration date 8/1/39	21,000	26,801
International Game Technology 3.25% exercise price $19.90, expiration date 5/1/14	7,000	7,473
Jefferies Group 3.875% exercise price $45.72, expiration date 10/31/29	32,000	34,220
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	18,000	18,394
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	39,000	39,317
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	16,000	26,930
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	24,000	26,460
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27	20,000	20,925
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	34,000	34,489
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	35,000	39,266
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	10,000	23,750

LVIP Delaware Foundation® Moderate Allocation Fund—15

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	43,000	$44,505
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	64,000	63,440
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	8,000	8,640
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	35,000	35,613
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	18,000	12,589
PHH 4.00% exercise price $25.80, expiration date 8/27/14	38,000	40,375
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	15,000	15,300
#Ryman Hospitality Properties 144A 3.75% exercise price $21.96, expiration date 9/29/14	16,000	28,600
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	27,000	36,129
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	10,000	24,563
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	13,000	13,934
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	36,000	35,168
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	16,000	15,040
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	9,000	10,560
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	22,000	31,061
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	15,000	18,750

Total Convertible Bonds (Cost $1,106,104)		1,207,188

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–16.95%
Aerospace & Defense–0.12%
#DigitalGlobe 144A 5.25% 2/1/21	5,000	$4,825
Northrop Grumman 3.25% 8/1/23	90,000	85,348
#TransDigm 144A 7.50% 7/15/21	25,000	25,625

		115,798

Air Freight & Logistics–0.12%
FedEx 4.10% 4/15/43	25,000	22,161
United Parcel Service 5.125% 4/1/19	85,000	97,861

		120,022

Auto Components–0.12%
American Axle & Manufacturing 6.25% 3/15/21	25,000	25,531
Delphi 6.125% 5/15/21	50,000	54,750
Tomkins 9.00% 10/1/18	13,000	14,235
#TRW Automotive 144A 4.50% 3/1/21	25,000	25,063

		119,579

Automobiles–0.06%
Ford Motor 7.45% 7/16/31	45,000	54,100

		54,100

Beverages–0.29%
Constellation Brands 3.75% 5/1/21	5,000	4,694
4.25% 5/1/23	10,000	9,463
6.00% 5/1/22	40,000	43,100
#Heineken 144A 3.40% 4/1/22	25,000	24,621
Molson Coors Brewing 5.00% 5/1/42	40,000	38,566
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	166,898

		287,342

Biotechnology–0.09%
Celgene 3.95% 10/15/20	85,000	88,195

		88,195

Building Products–0.05%
Nortek 8.50% 4/15/21	45,000	48,375

		48,375

Capital Markets–0.62%
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23	90,000	84,606
•Bank of New York Mellon 4.50% 12/31/49	35,000	32,988
E Trade Financial 6.375% 11/15/19	20,000	20,400
Jefferies Group 5.125% 1/20/23	15,000	14,912

LVIP Delaware Foundation® Moderate Allocation Fund—16

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Jefferies Group (continued)
6.45% 6/8/27	25,000	$24,750
6.50% 1/20/43	10,000	9,605
Lazard Group 6.85% 6/15/17	95,000	106,354
Morgan Stanley
2.125% 4/25/18	90,000	86,230
4.10% 5/22/23	125,000	115,720
#Nuveen Investments 144A
9.50% 10/15/20	35,000	35,000
State Street 3.10% 5/15/23	85,000	79,784

		610,349

Chemicals–0.22%
#Axiall 144A 4.875% 5/15/23	10,000	9,538
CF Industries
4.95% 6/1/43	25,000	23,829
6.875% 5/1/18	90,000	105,926
7.125% 5/1/20	30,000	35,941
#PolyOne 144A 5.25% 3/15/23	15,000	14,850
Rockwood Specialties Group
4.625% 10/15/20	15,000	15,131
#TPC Group 144A
8.75% 12/15/20	15,000	15,413

		220,628

Commercial Banks–1.24%
BanColombia 5.125% 9/11/22	36,000	34,470
BB&T 5.25% 11/1/19	107,000	119,096
#BBVA Banco Continental 144A
3.25% 4/8/18	45,000	43,875
City National 5.25% 9/15/20	60,000	65,124
•Fifth Third Bancorp
5.10% 12/31/49	60,000	56,850
•Fifth Third Capital Trust IV
6.50% 4/15/37	95,000	95,000
HSBC Holdings 4.00% 3/30/22	85,000	87,185
PNC Financial Services Group
•4.494% 5/29/49	125,000	124,938
•4.85% 5/29/49	20,000	18,700
PNC Funding 5.625% 2/1/17	38,000	42,194
#•PNC Preferred Funding Trust II
144A 1.496% 3/31/49	100,000	84,500
Regions Financial
2.00% 5/15/18	60,000	56,784
Royal Bank of Scotland Group
6.10% 6/10/23	35,000	33,265
SVB Financial Group
5.375% 9/15/20	100,000	109,780
•USB Capital IX 3.50% 10/29/49	140,000	122,150
Zions Bancorp
4.50% 3/27/17	40,000	42,338

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Zions Bancorp (continued)
4.50% 6/13/23	50,000	$49,316
7.75% 9/23/14	25,000	26,946

		1,212,511

Commercial Services & Supplies–0.44%
ADT 4.125% 6/15/23	30,000	28,314
#Brambles USA 144A
3.95% 4/1/15	20,000	20,894
#ERAC USA Finance 144A
3.30% 10/15/22	95,000	90,355
International Lease Finance
5.875% 4/1/19	20,000	20,300
6.25% 5/15/19	44,000	45,430
8.25% 12/15/20	125,000	140,781
8.75% 3/15/17	80,000	89,500

		435,574

Communications Equipment–0.01%
#Avaya 144A 7.00% 4/1/19	10,000	9,075

		9,075

Computers & Peripherals–0.34%
Apple 2.40% 5/3/23	110,000	102,241
EMC
2.65% 6/1/20	35,000	34,556
3.375% 6/1/23	90,000	88,521
NetApp
2.00% 12/15/17	25,000	24,376
3.25% 12/15/22	60,000	55,355
#Seagate HDD Cayman 144A
4.75% 6/1/23	30,000	28,125

		333,174

Construction & Engineering–0.04%
#URS 144A 4.35% 4/1/17	35,000	35,687

		35,687

Construction Materials–0.05%
Headwaters 7.625% 4/1/19	50,000	52,500

		52,500

Consumer Finance–0.03%
Ford Motor Credit
5.00% 5/15/18	30,000	32,068

		32,068

Containers & Packaging–0.16%
Ball 4.00% 11/15/23	40,000	37,150
Berry Plastics 9.75% 1/15/21	35,000	39,725
#Consolidated Container 144A
10.125% 7/15/20	10,000	10,550
#Crown Americas 144A
4.50% 1/15/23	10,000	9,475

LVIP Delaware Foundation® Moderate Allocation Fund—17

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Rock Tenn 4.00% 3/1/23		40,000	$38,618
#Sealed Air 144A 6.50% 12/1/20		20,000	21,200

			156,718

Diversified Consumer Services–0.04%
Yale University 2.90% 10/15/14		40,000	41,217

			41,217

Diversified Financial Services–0.88%
Bank of America
2.00% 1/11/18		135,000	130,903
3.875% 3/22/17		35,000	36,688
•5.20% 12/29/49		50,000	47,250
General Electric Capital
2.10% 12/11/19		35,000	34,115
4.375% 9/16/20		10,000	10,603
6.00% 8/7/19		235,000	273,174
#•HBOS Capital Funding 144A
6.071% 6/29/49		65,000	56,875
JPMorgan Chase
1.625% 5/15/18		40,000	38,392
2.92% 9/19/17	CAD	100,000	94,174
3.375% 5/1/23		55,000	51,319
•National Rural Utilities
Cooperative Finance
4.75% 4/30/43		50,000	48,750
PHH
7.375% 9/1/19		10,000	10,650
9.25% 3/1/16		30,000	33,525

			866,418

Diversified Telecommunication Services–0.89%
Bell Canada 3.35% 3/22/23	CAD	137,000	122,136
CenturyLink 5.80% 3/15/22		105,000	104,213
#Clearwire Communications 144A 12.00% 12/1/15		5,000	5,325
Hughes Satellite Systems 7.625% 6/15/21		10,000	10,675
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		30,000	28,350
Intelsat Luxembourg #144A 7.75% 6/1/21		10,000	10,138
#144A 8.125% 6/1/23		45,000	46,631
Level 3 Communications 11.875% 2/1/19		10,000	11,375
Level 3 Financing 10.00% 2/1/18		35,000	37,800
Qwest 6.75% 12/1/21		45,000	50,177
#SBA Tower Trust 144A 2.24% 4/15/18		35,000	34,498
#SES 144A 3.60% 4/4/23		110,000	107,236
Telefonica Emisiones 3.192% 4/27/18		150,000	145,451

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones (continued)
6.421% 6/20/16	10,000	$11,005
#Vivendi 144A 3.45% 1/12/18	110,000	111,562
West 7.875% 1/15/19	30,000	31,313
Windstream 7.50% 4/1/23	5,000	5,100

		872,985

Electric Utilities–0.83%
#APT Pipelines 144A
3.875% 10/11/22	20,000	18,481
ComEd Financing III
6.35% 3/15/33	50,000	51,933
#•Electricite de France 144A
5.25% 12/29/49	100,000	95,777
Great Plains Energy
5.292% 6/15/22	55,000	59,641
Indiana Michigan Power
3.20% 3/15/23	55,000	52,242
Ipalco Enterprises 5.00% 5/1/18 .	35,000	36,225
LG&E & KU Energy
4.375% 10/1/21	85,000	88,714
#Narragansett Electric 144A
4.17% 12/10/42	25,000	22,669
NextEra Energy Capital Holdings
3.625% 6/15/23	20,000	19,304
•6.35% 10/1/66	105,000	108,754
NV Energy 6.25% 11/15/20	75,000	88,247
Pennsylvania Electric
5.20% 4/1/20	70,000	77,076
•PPL Capital Funding
6.70% 3/30/67	35,000	36,167
Public Service Company of
Oklahoma 5.15% 12/1/19	50,000	56,732

		811,962

Energy Equipment & Services–0.19%
Bristow Group 6.25% 10/15/22	25,000	25,719
Hercules Offshore
#144A 8.75% 7/15/21	10,000	10,000
#144A 10.50% 10/15/17	45,000	48,263
Key Energy Services
6.75% 3/1/21	25,000	24,125
Weatherford International
Bermuda 9.625% 3/1/19	65,000	82,268

		190,375

Food & Staples Retailing–0.02%
Rite Aid 9.25% 3/15/20	20,000	22,175

		22,175

Food Products–0.07%
Del Monte 7.625% 2/15/19	28,000	28,910

LVIP Delaware Foundation® Moderate Allocation Fund—18

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
#Hawk Acquisition 144A 4.25% 10/15/20	15,000	$14,381
Smithfield Foods 6.625% 8/15/22	25,000	26,938

		70,229

Gas Utilities–0.02%
AmeriGas Finance 7.00% 5/20/22	20,000	20,550

		20,550

Health Care Equipment & Supplies–0.33%
#Alere 144A 7.25% 7/1/18	5,000	5,325
Biomet
6.50% 8/1/20	15,000	15,534
6.50% 10/1/20	5,000	5,013
Boston Scientific 6.00% 1/15/20	30,000	34,003
#CareFusion 144A 3.30% 3/1/23	55,000	52,349
Covidien International Finance 2.95% 6/15/23	35,000	33,157
St. Jude Medical 3.25% 4/15/23	30,000	28,347
Zimmer Holdings
3.375% 11/30/21	70,000	68,550
4.625% 11/30/19	70,000	76,595

		318,873

Health Care Providers & Services–0.37%
Community Health Systems 8.00% 11/15/19	15,000	16,031
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	20,000	21,150
HCA Holdings 7.75% 5/15/21	80,000	86,600
Highmark
#144A 4.75% 5/15/21	35,000	33,012
#144A 6.125% 5/15/41	15,000	13,246
Laboratory Corporation of America Holdings 2.20% 8/23/17	55,000	54,659
#Milacron 144A 7.75% 2/15/21	20,000	20,050
#MultiPlan 144A 9.875% 9/1/18	25,000	27,313
Tenet Healthcare 8.00% 8/1/20	10,000	10,363
WellPoint 3.30% 1/15/23	80,000	76,310

		358,734

Hotels, Restaurants & Leisure–0.16%
MGM Resorts International 11.375% 3/1/18	10,000	12,550
Pinnacle Entertainment 8.75% 5/15/20	10,000	10,775
Royal Caribbean Cruises 5.25% 11/15/22	25,000	24,625

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide
4.25% 3/1/22	30,000	$29,269
5.625% 3/1/21	40,000	42,931
Wynn Las Vegas
#144A 4.25% 5/30/23	20,000	18,525
7.75% 8/15/20	15,000	16,731

		155,406

Household Durables–0.06%
Mohawk Industries 6.375% 1/15/16	11,000	12,184
Newell Rubbermaid 2.05% 12/1/17	25,000	24,525
#Spectrum Brands Escrow 144A 6.375% 11/15/20	20,000	21,000

		57,709

Household Products–0.08%
Energizer Holdings 4.70% 5/24/22	75,000	76,509

		76,509

Independent Power Producers & Energy Traders–0.22%
AES
4.875% 5/15/23	30,000	28,050
7.375% 7/1/21	15,000	16,538
Exelon Generation 4.25% 6/15/22	105,000	105,206
NRG Energy 7.875% 5/15/21	60,000	64,350

		214,144

Insurance–0.77%
•Chubb 6.375% 3/29/67	70,000	75,250
•ING Groep 5.775% 12/29/49	40,000	38,600
ING US
#144A 2.90% 2/15/18	20,000	20,122
#144A 5.50% 7/15/22	50,000	53,283
#•144A 5.65% 5/15/53	25,000	23,563
Liberty Mutual Group
#144A 4.25% 6/15/23	65,000	62,930
#144A 4.95% 5/1/22	45,000	46,283
#144A 6.50% 5/1/42	30,000	32,206
#•144A 7.00% 3/15/37	20,000	20,300
MetLife
6.40% 12/15/36	50,000	51,438
6.817% 8/15/18	90,000	109,139
Prudential Financial
4.50% 11/15/20	20,000	21,351
•5.875% 9/15/42	40,000	40,200
6.00% 12/1/17	110,000	126,441
•XL Group 6.50% 12/31/49	40,000	39,200

		760,306

LVIP Delaware Foundation® Moderate Allocation Fund—19

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services–0.46%
Amazon.com 2.50% 11/29/22	105,000	$95,511
Baidu 3.50% 11/28/22	200,000	179,704
eBay 4.00% 7/15/42	85,000	72,374
Equinix
4.875% 4/1/20	12,000	11,820
5.375% 4/1/23	8,000	7,880
GXS Worldwide 9.75% 6/15/15	65,000	66,300
#VeriSign 144A 4.625% 5/1/23	20,000	19,500

		453,089

IT Services–0.24%
Fidelity National Information Services 3.50% 4/15/23	75,000	67,875
First Data 11.25% 3/31/16	35,000	34,388
Total System Services
2.375% 6/1/18	50,000	48,498
3.75% 6/1/23	45,000	41,868
Western Union
2.875% 12/10/17	5,000	5,018
3.65% 8/22/18	40,000	41,098

		238,745

Life Sciences Tools & Services–0.08%
Agilent Technologies 3.875% 7/15/23	70,000	67,742
Bio-Rad Laboratories 8.00% 9/15/16	9,000	9,463

		77,205

Machinery–0.01%
ArvinMeritor 6.75% 6/15/21	15,000	14,400

		14,400

Media–0.81%
AMC Networks 4.75% 12/15/22	25,000	24,250
CC Holdings 3.849% 4/15/23	10,000	9,448
CCO Holdings 5.25% 9/30/22	15,000	14,325
Clear Channel Worldwide Holdings 7.625% 3/15/20	20,000	20,800
#Cox Communications 144A 3.25% 12/15/22	120,000	113,125
CSC Holdings 6.75% 11/15/21	10,000	10,825
DISH DBS 5.875% 7/15/22	35,000	35,700
Historic TW 6.875% 6/15/18	140,000	168,511
Interpublic Group
2.25% 11/15/17	25,000	24,320
3.75% 2/15/23	80,000	74,441
Lamar Media 5.00% 5/1/23	25,000	24,125
#MDC Partners 144A 6.75% 4/1/20	25,000	25,063
Sinclair Television Group
#144A 5.375% 4/1/21	30,000	28,950
#144A 6.125% 10/1/22	10,000	10,050

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Sirius XM Radio 144A 4.625% 5/15/23	40,000	$37,100
Time Warner Cable
5.85% 5/1/17	20,000	22,055
8.25% 4/1/19	85,000	102,460
#Univision Communications 144A 5.125% 5/15/23	50,000	47,500

		793,048

Metals & Mining–0.50%
ArcelorMittal 10.35% 6/1/19	65,000	77,188
#Barrick Gold 144A 4.10% 5/1/23	100,000	83,708
#FMG Resources August 2006 144A 6.875% 4/1/22	45,000	43,819
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	95,000	86,153
Novelis 8.75% 12/15/20	40,000	43,100
Rio Tinto Finance USA 2.25% 12/14/18	70,000	68,110
Ryerson	15,000	15,281
#144A 9.00% 10/15/17
#144A 11.25% 10/15/18	5,000	5,063
Southern Copper 5.25% 11/8/42	35,000	28,895
Teck Resources 3.75% 2/1/23	40,000	36,824

		488,141

Multi-Utilities–0.85%
Ameren Illinois 9.75% 11/15/18	155,000	208,253
CenterPoint Energy 5.95% 2/1/17	65,000	73,972
#GDF Suez 144A 2.875% 10/10/22	40,000	37,838
•Integrys Energy Group 6.11% 12/1/66	60,000	62,748
Nisource Finance
3.85% 2/15/23	25,000	24,306
4.80% 2/15/44	110,000	99,985
•Puget Sound Energy 6.974% 6/1/67	110,000	115,965
SCANA 4.125% 2/1/22	85,000	83,801
•Wisconsin Energy 6.25% 5/15/67	120,000	127,309

		834,177

Office Electronics–0.09%
Xerox 6.35% 5/15/18	75,000	86,047

		86,047

Oil, Gas & Consumable Fuels–2.54%
Antero Resources Finance 6.00% 12/1/20	5,000	4,950
Apache 2.625% 1/15/23	20,000	18,479

LVIP Delaware Foundation® Moderate Allocation Fund—20

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy
5.375% 6/15/21	5,000	$4,988
5.75% 3/15/23	40,000	40,600
Chevron 2.427% 6/24/20	80,000	79,671
#Continental Resources 144A 4.50% 4/15/23	20,000	19,475
Ecopetrol 7.625% 7/23/19	47,000	55,813
El Paso Pipeline Partners Operating 6.50% 4/1/20	65,000	75,557
•Enbridge Energy Partners 8.05% 10/1/37	105,000	119,516
Energy Transfer Partners
3.60% 2/1/23	25,000	23,444
9.70% 3/15/19	43,000	55,868
•Enterprise Products Operating 7.034% 1/15/68	110,000	123,596
Halcon Resources 8.875% 5/15/21	25,000	24,375
Kinder Morgan Energy Partners
3.50% 9/1/23	80,000	75,130
9.00% 2/1/19	85,000	108,709
Kodiak Oil & Gas 8.125% 12/1/19	25,000	27,250
Linn Energy 8.625% 4/15/20	45,000	47,475
#Midstates Petroleum 144A 9.25% 6/1/21	25,000	23,531
Newfield Exploration 5.625% 7/1/24	35,000	34,125
Noble Holding International
3.95% 3/15/22	85,000	83,319
5.25% 3/15/42	10,000	8,988
#PDC Energy 144A 7.75% 10/15/22	10,000	10,375
Pemex Project Funding Master Trust 6.625% 6/15/35	30,000	31,650
Petrobras Global Finance
•2.414% 1/15/19	10,000	9,825
3.00% 1/15/19	55,000	51,226
Petrobras International Finance 5.375% 1/27/21	46,000	46,446
Petrohawk Energy 7.25% 8/15/18	70,000	76,545
Petroleos de Venezuela 9.00% 11/17/21	147,000	124,215
Petroleos Mexicanos #144A 3.50% 1/30/23	55,000	50,875
5.50% 6/27/44	25,000	22,563
Plains All American Pipeline 8.75% 5/1/19	85,000	110,908
Pride International 6.875% 8/15/20	100,000	118,852
Range Resources 5.00% 8/15/22	35,000	34,388

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Regency Energy Partners 144A 4.50% 11/1/23	40,000	$36,300
Rosetta Resources 5.625% 5/1/21	40,000	39,100
#Samson Investment 144A 10.00% 2/15/20	25,000	26,469
SandRidge Energy 8.125% 10/15/22	35,000	34,825
Spectra Energy Capital 3.30% 3/15/23	15,000	13,560
Statoil
2.65% 1/15/24	20,000	18,590
3.95% 5/15/43	25,000	22,706
Sunoco Logistics Partners Operations 3.45% 1/15/23	85,000	79,124
Talisman Energy
3.75% 2/1/21	40,000	39,991
5.50% 5/15/42	100,000	98,260
•TransCanada PipeLines 6.35% 5/15/67	155,000	161,778
Williams Partners 7.25% 2/1/17	75,000	87,236
#Woodside Finance 144A 8.75% 3/1/19	75,000	95,776

		2,496,442

Paper & Forest Products–0.31%
Georgia-Pacific #144A 3.734% 7/15/23	45,000	43,860
8.00% 1/15/24	105,000	135,525
International Paper
6.00% 11/15/41	95,000	101,413
9.375% 5/15/19	15,000	19,629

		300,427

Pharmaceuticals–0.24%
#Mylan 144A 3.125% 1/15/23	55,000	50,381
NBTY 9.00% 10/1/18	55,000	60,088
#VPI Escrow 144A
6.375% 10/15/20	15,000	14,906
#VPII Escrow 144A
6.75% 8/15/18	5,000	5,131
#Zoetis 144A 3.25% 2/1/23	105,000	99,965

		230,471

Real Estate Investment Trusts–1.18%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	81,673
American Tower Trust I
#144A 1.551% 3/15/18	15,000	14,792
#144A 3.07% 3/15/23	45,000	43,256
Boston Properties 3.80% 2/1/24	65,000	63,977
BRE Properties 3.375% 1/15/23	70,000	65,327

LVIP Delaware Foundation® Moderate Allocation Fund—21

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
#Corporate Office Properties
144A 3.60% 5/15/23	30,000	$27,746
DDR
4.625% 7/15/22	20,000	20,248
4.75% 4/15/18	35,000	37,648
7.50% 4/1/17	15,000	17,409
7.875% 9/1/20	80,000	97,719
9.625% 3/15/16	20,000	23,831
Digital Realty Trust 5.25% 3/15/21	140,000	146,266
Duke Realty 3.625% 4/15/23	60,000	55,637
#Geo Group 144A 5.125% 4/1/23	20,000	19,150
Host Hotels & Resorts
3.75% 10/15/23	50,000	45,953
4.75% 3/1/23	75,000	74,977
#Lexington Realty Trust 144A 4.25% 6/15/23	65,000	62,428
National Retail Properties
3.30% 4/15/23	65,000	58,863
3.80% 10/15/22	5,000	4,772
Regency Centers
4.80% 4/15/21	45,000	47,529
5.875% 6/15/17	15,000	16,721
#WEA Finance 144A 4.625% 5/10/21	65,000	68,684
Weingarten Realty Investors 3.50% 4/15/23	65,000	60,124

		1,154,730

Road & Rail–0.06%
#Avis Budget Car Rental 144A 5.50% 4/1/23	25,000	24,250
United Rentals North America 6.125% 6/15/23	35,000	35,000

		59,250

Software–0.01%
Oracle 5.75% 4/15/18	5,000	5,824

		5,824

Specialty Retail–0.13%
#QVC 144A 4.375% 3/15/23	110,000	102,803
Sally Holdings 5.75% 6/1/22	20,000	20,400

		123,203

Textiles, Apparel & Luxury Goods–0.07%
Hanesbrands 6.375% 12/15/20	35,000	37,494
Levi Strauss 6.875% 5/1/22	30,000	32,700

		70,194

Trading Companies & Distributors–0.10%
#Glencore Funding 144A 2.50% 1/15/19	60,000	54,351

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
H&E Equipment Services 7.00% 9/1/22	20,000	$20,950
HD Supply
#144A 7.50% 7/15/20	10,000	10,150
11.00% 4/15/20	10,000	11,700
#LKQ 144A 4.75% 5/15/23	5,000	4,788

		101,939

Wireless Telecommunication Services–0.34%
#Crown Castle Towers 144A 4.883% 8/15/20	240,000	258,471
Sprint Capital 6.90% 5/1/19	20,000	20,900
Sprint Nextel 9.125% 3/1/17	15,000	17,325
Vodafone Group 2.95% 2/19/23	45,000	41,686

		338,382

Total Corporate Bonds (Cost $16,151,557)		16,635,001

MUNICIPAL BONDS–0.12%
California Golden State Tobacco Securitization Asset-Back Senior
Series A-1 5.125% 6/1/47	45,000	34,724
Series A-1 5.75% 6/1/47	45,000	38,146
Oregon State Taxable Pension 5.892% 6/1/27	35,000	41,857

Total Municipal Bonds (Cost $109,068)		114,727

NON-AGENCY ASSET-BACKED SECURITIES–0.16%
GE Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	98,357
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	3,923	3,947
Mid-State Trust Series 11 A1 4.864% 7/15/38	12,620	13,485
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.593% 10/15/15	40,000	40,503

Total Non-Agency Asset-Backed Securities (Cost $157,696)		156,292

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.14%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	19,148	19,002
Bank of America Alternative Loan Trust

LVIP Delaware Foundation® Moderate Allocation Fund—22

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2005-3 2A1 5.50% 4/25/20		14,289	$14,943
Series 2005-6 7A1 5.50% 7/25/20		2,386	2,481
•Chaseflex Trust Series 2006-1 A4
5.462% 6/25/36		100,000	85,585
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A
7.75% 9/19/27		11,040	11,661
•MASTR ARM Trust Series 2003-6 1A2 2.825% 12/25/33		4,173	4,132

Total Non-Agency Collarterized Mortgage Obligations (Cost $102,681)			137,804

ΔREGIONAL BONDS–0.45%
Australia–0.45%
New South Wales Treasury
3.75% 11/20/20	AUD	36,000	41,215
6.00% 3/1/22	AUD	172,000	176,224
Queensland Treasury 4.25% 7/21/23	AUD	41,000	35,891
Victoria Treasury 6.00% 10/17/22	AUD	182,000	187,348

Total Regional Bonds (Cost $518,374)			440,678

«SENIOR SECURED LOANS–2.78%
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19		34,913	35,026
Bausch & Lomb Tranche B 4.00% 5/17/19		84,301	84,248
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17		172,916	173,997
Caesars Entertainment Operating Tranche B6 5.25% 1/28/18		150,895	133,873
Calpine Construction Finance Tranche B 3.00% 5/1/20		120,000	118,560
Chrysler Group Tranche B 4.25% 5/24/17		5,000	5,036
Clear Channel Communications Tranche B 3.65% 1/29/16		45,000	41,213
Compass Investors Tranche B 5.25% 12/14/19		39,800	40,049
DaVita Tranche B 4.50% 10/20/16		44,430	44,722
Delta Air Lines 1st Lien 4.25% 4/15/17		49,248	49,618
Emdeon Tranche B 1st Lien 3.75% 11/2/18		44,328	44,211

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
First Data 1st Lien 4.00% 4/5/17	217,237	$213,775
Getty Images Tranche B 4.75% 9/19/19	39,800	39,605
Gray Television 4.75% 10/11/19	38,559	38,824
HCA Tranche B4 2.75% 5/1/18	90,000	89,696
HCA Tranche B5 1st Lien 2.75% 3/31/17	98,000	97,645
Immucor Tranche B2 5.00% 8/19/18	39,552	39,684
Infor US Tranche B2 5.25% 4/5/18	157,629	158,548
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	114,712	115,070
Landry’s Tranche B 4.75% 4/24/18	34,691	34,843
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	60,000	60,345
MultiPlan Tranche B 4.00% 8/18/17	23,478	23,604
Novelis Tranche B 3.75% 3/10/17	37,806	37,972
Nuveen Investments 2nd Lien 6.50% 2/28/19	190,000	191,900
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19	92,625	92,427
PQ Tranche B 4.50% 8/7/17	24,875	24,932
Remy International Tranche B 1st Lien 4.25% 3/5/20	38,072	38,120
Samson Investment 2nd Lien 6.00% 9/10/18	70,000	70,263
Scientific Games International 4.25% 5/22/20	60,000	59,438
Truven Health Analytics Tranche B 4.50% 5/23/19	4,963	4,987
Univision Communications 1st Lien 4.50% 2/22/20	111,159	110,673
Univision Communications Tranche C2 4.50% 2/6/20	54,863	54,533
Valeant Pharmaceuticals International Tranche B 4.50% 5/30/20	60,000	59,873
Warner Chilcott Tranche B1 4.25% 3/15/18	12,815	12,837
Warner Chilcott Tranche B2 4.25% 3/15/18	1,723	1,726
Warner Chilcott Tranche B3 4.25% 3/15/18	5,579	5,588
WC Luxco Tranche B1 4.25% 3/15/18	10,099	10,116

LVIP Delaware Foundation® Moderate Allocation Fund—23

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
WideOpenWest Finance 4.75% 3/27/19		229,425	$230,818
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		44,662	44,740

Total Senior Secured Loans (Cost $2,706,908)			2,733,135

ΔSOVEREIGN BONDS–1.30%
Australia–0.04%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	24,000	40,364

			40,364

Brazil–0.08%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	181,000	79,146

			79,146

Colombia–0.08%
Colombia Government International 4.375% 3/21/23	COP	160,000,000	73,685

			73,685

Finland–0.08%
Finland Government 4.00% 7/4/25	EUR	52,000	80,288

			80,288

Indonesia–0.03%
Indonesia Treasury 5.625% 5/15/23	IDR	368,000,000	33,203

			33,203

Malaysia–0.04%
Malaysia Government 4.262% 9/15/16	MYR	112,000	36,371

			36,371

Mexico–0.18%
Mexican Bonos
6.50% 6/10/21	MXN	476,100	38,921
6.50% 6/9/22	MXN	364,000	29,664
7.50% 6/3/27	MXN	164,000	14,205
7.75% 5/29/31	MXN	575,000	49,257
10.00% 11/20/36	MXN	442,000	45,507

			177,554

Panama–0.09%
Panama Government International
6.70% 1/26/36		32,000	37,360
8.875% 9/30/27		34,000	47,175

			84,535

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Peru–0.10%
Peruvian Government International 7.125% 3/30/19		78,000	$94,770

			94,770

Poland–0.27%
Poland Government 4.00% 10/25/23	PLN	230,000	67,283
Poland Government Bonds 5.75% 10/25/21	PLN	604,000	201,361

			268,644

Republic of Korea–0.06%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	58,951,359	57,524

			57,524

South Africa–0.17%
South Africa Government 10.50% 12/21/26	ZAR	1,350,000	165,805
South Africa Government Inflation-Linked 2.75% 1/31/22	ZAR	47,492	5,262

			171,067

Uruguay–0.08%
Uruguay Government International 8.00% 11/18/22		58,500	74,090

			74,090

Total Sovereign Bonds (Cost $1,362,551)			1,271,241

SUPRANATIONAL BANKS–0.13%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	490,000	82,874
3.625% 6/22/20	NOK	270,000	46,785

Total Supranational Banks (Cost $130,953)			129,659

U.S. TREASURY OBLIGATIONS–3.88%
U.S. Treasury Bonds
¥2.75% 11/15/42		835,000	720,122
3.125% 2/15/43		35,000	32,679
U.S. Treasury Notes
1.00% 5/31/18		480,000	471,788
1.375% 6/30/18		290,000	289,864
1.75% 5/15/23		2,445,000	2,290,087

Total U.S. Treasury Obligations (Cost $3,997,456)			3,804,540

LVIP Delaware Foundation® Moderate Allocation Fund—24

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares

RIGHT–0.00%
Groupe Fnac	747	$1,948

Total Right (Cost $2,485)		1,948

WARRANT–0.02%
†Kinder Morgan	3,889	19,912

Total Warrant (Cost $6,961)		19,912

MONEY MARKET FUND–1.84%
Dreyfus Treasury & Agency Cash Management Fund	1,806,333	1,806,333

Total Money Market Fund (Cost $1,806,333)		1,806,333

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–9.47%
≠Discounted Commercial Paper–9.47%
Abbey National North America 0.10% 7/1/13	4,650,000	$4,650,000
Natixis US Finance 0.11% 7/1/13	4,650,000	4,650,000

Total Short-Term Investments (Cost $9,300,000)		9,300,000

TOTAL VALUE OF SECURITIES–106.24% (Cost $89,643,593)	104,276,649

	Number of Contracts

OPTIONS WRITTEN–0.00%
Put Option–0.00%
U.S. Treasury 10 yr Notes, strike price $124.00, expires 7/27/13 (JPMC)	(5)	(1,406)

Total Options Written (Premium received $(3,110))		(1,406)

« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.24%)		(6,121,543)

NET ASSETS APPLICABLE TO 6,540,897 SHARES OUTSTANDING–100.00%		$98,153,700

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND STANDARD CLASS ($94,173,252 / 6,280,218 Shares)		$14.995

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND SERVICE CLASS ($3,980,448 / 260,679 Shares)		$15.270

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$79,758,432
Undistributed net investment income		737,556
Accumulated net realized gain on investments		3,009,870
Net unrealized appreciation of investments and derivatives		14,647,842

Total net assets		$98,153,700

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $4,230,917, which represented 4.31% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«

Of this amount, $1,659,054 represents receivables for securities sold, $8,737,410 represents payable for securities purchased and $17,266 represents payable for fund shares redeemed as of June 30, 2013.

LVIP Delaware Foundation® Moderate Allocation Fund—25

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $613,185, which represented 0.62% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $117,131, which represented 0.12% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

[f]	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(540,999)	USD	509,054	7/19/13	$14,908
BAML	CAD	(129,542)	USD	127,014	7/19/13	3,874
BAML	COP	(45,457,684)	USD	23,330	7/19/13	(272)
BAML	EUR	(353,670)	USD	469,393	7/19/13	8,981
BAML	JPY	7,137,334	USD	(73,874)	7/19/13	(1,891)
BAML	MXN	(1,717,979)	USD	132,896	7/19/13	583
BAML	NZD	36,513	USD	(28,683)	7/19/13	(429)
BCLY	MXN	(590,635)	USD	45,705	7/19/13	216
BNP	AUD	(40,079)	USD	37,703	7/19/13	1,095
CITI	AUD	(293,621)	USD	275,813	7/19/13	7,621
CITI	JPY	6,273,225	USD	(64,747)	7/19/13	(1,478)
CITI	PLN	(325,328)	USD	100,821	7/19/13	3,069
GSC	GBP	(47,659)	USD	74,196	7/19/13	1,722
GSC	PLN	(510,102)	USD	157,838	7/19/13	4,567
HSBC	EUR	1,270	USD	(2,125)	7/19/13	(471)
HSBC	JPY	17,968,974	USD	(185,576)	7/19/13	(4,350)
JPMC	BRL	(209,491)	USD	96,000	7/19/13	2,581
JPMC	EUR	29,855	USD	(39,746)	7/19/13	(881)
JPMC	IDR	444,081,679	USD	(43,505)	7/19/13	662
JPMC	JPY	6,706,880	USD	(69,193)	7/19/13	(1,550)
MNB	GBP	(6,036)	USD	9,243	7/1/13	63
MSC	AUD	219,806	USD	(206,495)	7/19/13	(5,725)
MSC	GBP	(45,733)	USD	71,234	7/19/13	1,689
MSC	JPY	3,743,459	USD	(38,658)	7/19/13	(903)
MSC	MXN	(1,311,612)	USD	101,445	7/19/13	428
MSC	PLN	(440,127)	USD	136,406	7/19/13	4,160
TD	CAD	(117,217)	USD	114,933	7/19/13	3,509
TD	GBP	(58,337)	USD	90,896	7/19/13	2,184
TD	JPY	(42,793,800)	USD	441,698	7/19/13	10,100

LVIP Delaware Foundation® Moderate Allocation Fund—26

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
TD	ZAR	(2,955,862)	USD	292,185	7/19/13	$(5,893)

						$48,169

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4	Long Gilt	$700,713	$680,755	10/1/13	$(19,958)
(1)	E-mini S&P 500 Index	(78,247)	(79,965)	9/21/13	(1,718)
7	U.S. Treasury 5 yr Notes	847,459	847,328	10/4/13	(131)
(16)	U.S. Treasury 10 yr Notes	(2,027,327)	(2,025,000)	10/1/13	2,327

		$(557,402)			$(19,480)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ITRAXX Europe Crossover 19.1	EUR	435,000	5.00%	6/20/18	$(5,880)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Securities

COP–Colombian Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

LVIP Delaware Foundation® Moderate Allocation Fund—27

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—28

LVIP Delaware Foundation® Moderate

Allocation Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$770,415
Interest	326,452
Foreign tax withheld	(33,534)

1,063,333

EXPENSES:
Management fees	361,208
Pricing fees	33,493
Custodian fees	27,851
Professional fees	26,964
Accounting and administration expenses	18,431
Reports and statements to shareholders	15,460
Distribution fees-Service Class	4,186
Trustees’ fees	1,143
Other	2,304

491,040
Less management fees waived	(48,161)
Less expenses reimbursed	(87,118)

Total operating expenses	355,761

NET INVESTMENT INCOME	707,572

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,668,306
Foreign currencies	(132,783)
Foreign currency exchange contracts	15,056
Futures contracts	50,426
Options written	2,831
Swap contracts	(23,806)

Net realized gain	1,580,030

Net change in unrealized appreciation (depreciation) of:
Investments	912,572
Foreign currencies	(1,178)
Foreign currency exchange contracts	52,450
Futures contracts	(11,602)
Options written	1,704
Swap contracts	(6,559)

Net change in unrealized appreciation (depreciation)	947,387

NET REALIZED AND UNREALIZED GAIN	2,527,417

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,234,989

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate

Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$707,572	$2,272,921
Net realized gain	1,580,030	1,910,562
Net change in unrealized appreciation (depreciation)	947,387	6,044,335

Net increase in net assets resulting from operations	3,234,989	10,227,818

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,072,210)
Service Class	—	(47,126)
Net realized gain:
Standard Class	—	(119,465)
Service Class	—	(2,675)

	—	(2,241,476)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,549,350	22,504,634
Service Class	1,313,872	1,553,689
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,191,675
Service Class	—	49,801

	8,863,222	26,299,799

Cost of shares redeemed:
Standard Class	(6,030,121)	(55,326,818)
Service Class	(73,575)	(106,735)

	(6,103,696)	(55,433,553)

Increase (decrease) in net assets derived from capital share transactions	2,759,526	(29,133,754)

NET INCREASE (DECREASE) IN NET ASSETS	5,994,515	(21,147,412)
NET ASSETS:
Beginning of period	92,159,185	113,306,597

End of period	$98,153,700	$92,159,185

Undistributed net investment income	$737,556	$29,984

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—29

LVIP Delaware Foundation ® Moderate Allocation Fund

Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/13[2]	Year Ended
	Unaudited	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$14.477	$13.334	$13.650	$12.613	$11.050	$14.800

Income (loss) from investment operations:
Net investment income[3]	0.111	0.303	0.320	0.334	0.363	0.411
Net realized and unrealized gain (loss)	0.407	1.199	(0.286)	1.044	1.841	(3.622)

Total from investment operations	0.518	1.502	0.034	1.378	2.204	(3.211)

Less dividends and distributions from:
Net investment income	—	(0.339)	(0.350)	(0.341)	(0.641)	(0.539)
Net realized gain	—	(0.020)	—	—	—	—

Total dividends and distributions	—	(0.359)	(0.350)	(0.341)	(0.641)	(0.539)

Net asset value, end of period	$14.995	$14.477	$13.334	$13.650	$12.613	$11.050

Total return[4]	3.58%	11.30%	0.27%	11.00%	21.04%	(22.48% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94,173	$89,494	$112,260	$101,545	$83,514	$16,687
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.77%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.01%	1.00%	0.97%	1.00%	1.01%	0.99%
Ratio of net investment income to average net assets	1.48%	2.15%	2.31%	2.58%	3.10%	3.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.20%	1.88%	2.07%	2.31%	2.86%	3.19%
Portfolio turnover	72%	161%	143%	148%	67% [5]	131%

[1]

Effective June 15, 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009 and is not annualized.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–30

LVIP Delaware Foundation® Moderate Allocation Fund

Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Service Class
	Six Months Ended 6/30/13[2]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$14.761	$13.589	$13.905	$12.855	$11.130	$14.770

Income (loss) from investment operations:
Net investment income[3]	0.094	0.274	0.289	0.312	0.332	0.376
Net realized and unrealized gain (loss)	0.415	1.221	(0.289)	1.057	1.955	(3.515)

Total from investment operations	0.509	1.495	—	1.369	2.287	(3.139)

Less dividends and distributions from:
Net investment income	—	(0.303)	(0.316)	(0.319)	(0.562)	(0.501)
Net realized gain	—	(0.020)	—	—	—	—

Total dividends and distributions	—	(0.323)	(0.316)	(0.319)	(0.562)	(0.501)

Net asset value, end of period	$15.270	$14.761	$13.589	$13.905	$12.855	$11.130

Total return[4]	3.45%	11.03%	0.02%	10.73%	21.55%	(21.98% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,981	$2,665	$1,047	$373	$21	$—
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	1.02%	1.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.26%	1.25%	1.22%	1.25%	1.26%	1.29%
Ratio of net investment income to average net assets	1.23%	1.90%	2.06%	2.33%	2.85%	2.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.95%	1.63%	1.82%	2.06%	2.61%	2.89%
Portfolio turnover	72%	161%	143%	148%	67% [5]	131%

[1]

Effective June 15, 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009 and is not annualized.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–31

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Moderate Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on open federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

LVIP Delaware Foundation® Moderate Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of average daily net assets of the Fund’s advisory fee. The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of average daily net assets for the Standard Class (and 0.98% for the Service Class). The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of Board and LIAC.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment subadvisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of the Fund’s investment portfolio. No change in the Fund’s portfolio management (personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $2,277 and $355, respectively.

LVIP Delaware Foundation® Moderate Allocation Fund–33

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$3,982
Management fees payable to LIAC	52,728
Distribution fees payable to LFD	813

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $56,362,137 and sales of $54,539,231 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2013, the Fund made purchases of $11,572,133 and sales of $10,048,529 of long-term U.S. government securities.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $90,442,495. At June 30, 2013, net unrealized appreciation was $13,834,154, of which $17,304,731 related to unrealized appreciation of investments and $3,470,577 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Moderate Allocation Fund–34

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$9,108,959	$—	$9,108,959
Common Stock	49,026,374	131,803	10,290	49,168,467
Corporate Debt	163,516	20,708,828	—	20,872,344
Foreign Debt	—	1,841,578	—	1,841,578
Investment Companies	9,802,829	—	—	9,802,829
Municipal Bonds	—	114,727	—	114,727
U.S. Treasury Obligations	—	3,804,540	—	3,804,540
Short-Term Investments	—	9,300,000	—	9,300,000
Other	263,205	—	—	263,205
Option Written	—	(1,406)	—	(1,406)

Total	$59,255,924	$45,009,029	$10,290	$104,275,243

Foreign Currency Exchange Contracts	$—	$48,169	$—	$48,169

Futures Contracts	$(19,480)	$—	$—	$(19,480)

Swap Contracts	$—	$(5,880)	$—	$(5,880)

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	500,182	1,598,309
Service Class	84,967	107,424
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	153,333
Service Class	—	3,418

	585,149	1,862,484

Shares redeemed:
Standard Class	(401,601)	(3,989,118)
Service Class	(4,815)	(7,378)

	(406,416)	(3,996,496)

Net increase (decrease)	178,733	(2,134,012)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Delaware Foundation® Moderate Allocation Fund–35

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2013 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2012	—	$—
Options written.	25	9,922
Options terminated in closing purchase transactions	(20)	(6,812)
Options outstanding at June 30, 2013	5	$3,110

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows

LVIP Delaware Foundation® Moderate Allocation Fund–36

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at June 30, 2013.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2013, net unrealized depreciation of CDS contracts was $5,880. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2013, the Fund would have received EUR 435,000 less the value of the contracts’ related reference obligations. The Fund received $41,000 in securities collateral for certain open swaps.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$72,012	Liabilities net of receivables and other assets	$(23,843)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(19,480)
Interest rate contracts (Option written)	Options written, at value	—	Options written, at value	(1,406)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(5,880)

Total		$72,012		$(50,609)

LVIP Delaware Foundation® Moderate Allocation Fund–37

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$15,056	$52,450
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	50,426	(11,602)
Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	2,831	1,704
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(23,806)	(6,559)

Total		$44,507	$35,993

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	2,705,385	USD	3,588,024
Futures contracts (average notional value)		1,601,769		2,412,359
Options contracts (average notional value)		206		632
Swap contracts (average notional value)*	COP	294,548,387	COP	—
Swap contracts (average notional value)*	EUR	116,573	EUR	—
Swap contracts (average notional value)*	USD	68,589	USD	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013 , the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Received	Net Amount[1]
Foreign Currency Exchange Contracts	$72,012	$(18,671)	$—	$—	$53,341

LVIP Delaware Foundation® Moderate Allocation Fund–38

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(23,843)	$18,671	$—	$—	$(5,172)
Futures Contracts - Variation Margin	(2,387)	—	—	—	(2,387)
Credit Defualt Swaps	(5,880)	—	—	—	(5,880)

Total	$(32,110)	$18,671	$—	$—	$(13,439)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Delaware Foundation® Moderate Allocation Fund–39

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Moderate Allocation Fund–40

LVIP Delaware Growth and Income Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Delaware Growth and Income Fund

LVIP Delaware Growth and Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,143.90	0.41%	$2.18
Service Class Shares	1,000.00	1,141.90	0.76%	4.04

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
Service Class Shares	1,000.00	1,021.03	0.76%	3.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Growth and Income Fund—1

LVIP Delaware Growth and Income Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.01%
Aerospace & Defense	5.20%
Air Freight & Logistics	0.84%
Auto Components	0.38%
Automobiles	1.15%
Beverages	2.49%
Biotechnology	4.07%
Capital Markets	3.39%
Chemicals	3.03%
Commercial Banks	2.29%
Commercial Services & Supplies	0.55%
Communications Equipment	2.05%
Computers & Peripherals	4.15%
Construction & Engineering	0.70%
Consumer Finance	1.22%
Containers & Packaging	0.38%
Diversified Financial Services	3.68%
Diversified Telecommunication Services	1.90%
Electric Utilities	1.32%
Electrical Equipment	1.09%
Energy Equipment & Services	2.26%
Food & Staples Retailing	1.36%
Food Products	1.18%
Health Care Equipment & Supplies	0.72%
Health Care Providers & Services	2.93%
Hotels, Restaurants & Leisure	2.78%
Household Products	3.33%
Industrial Conglomerates	1.64%
Insurance	3.04%
Internet Software & Services	1.52%
IT Services	2.34%
Life Sciences Tools & Services	1.29%
Machinery	1.34%
Media	2.86%
Metals & Mining	0.52%
Multiline Retail	3.38%
Multi-Utilities	1.40%
Oil, Gas & Consumable Fuels	6.50%
Paper & Forest Products	0.51%
Pharmaceuticals	5.48%
Professional Services	1.26%
Real Estate Investment Trusts	1.26%
Road & Rail	2.01%

Security Type/Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	2.75%
Software	3.76%
Specialty Retail	0.76%
Wireless Telecommunication Services	0.95%
Money Market Fund	0.03%
Short-Term Investment	1.07%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	2.75%
JPMorgan Chase	2.58%
Chevron	2.48%
Procter & Gamble	2.37%
Wells Fargo	2.29%
Pfizer	2.21%
Microsoft	2.16%
Exxon Mobil	2.00%
Merck	1.99%
PepsiCo	1.98%
Total	22.81%

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.01%
Aerospace & Defense–5.20%
Honeywell International	227,300	$18,033,982
Lockheed Martin	97,400	10,564,004
Rockwell Collins	66,500	4,216,765
Triumph Group	142,500	11,278,875
United Technologies	213,200	19,814,808

		63,908,434

Air Freight & Logistics–0.84%
FedEx	105,000	10,350,900

		10,350,900

Auto Components–0.38%
†Borg Warner	53,900	4,643,485

		4,643,485

Automobiles–1.15%
Ford Motor	915,200	14,158,144

		14,158,144

Beverages–2.49%
Coca-Cola	156,500	6,277,215
PepsiCo	297,700	24,348,883

		30,626,098

Biotechnology–4.07%
†Alkermes	85,500	2,452,140
†Celgene	147,300	17,220,843
†Gilead Sciences	401,100	20,540,331
†Vertex Pharmaceuticals	124,000	9,903,880

		50,117,194

Capital Markets–3.39%
Ameriprise Financial	159,800	12,924,624
BlackRock	55,100	14,152,435
State Street	223,600	14,580,956

		41,658,015

Chemicals–3.03%
Cabot.	126,100	4,718,662
Celanese Class A	212,600	9,524,480
duPont (E.I.) deNemours	260,400	13,671,000
Eastman Chemical	133,800	9,367,338

		37,281,480

Commercial Banks–2.29%
Wells Fargo	682,365	28,161,204

		28,161,204

Commercial Services & Supplies–0.55%
Republic Services	199,500	6,771,030

		6,771,030

Communications Equipment–2.05%
Cisco Systems	199,300	4,844,983

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
QUALCOMM	332,800	$20,327,424

		25,172,407

Computers & Peripherals–4.15%
Apple	85,350	33,805,428
EMC	731,600	17,280,392

		51,085,820

Construction & Engineering–0.70%
URS	183,600	8,669,592

		8,669,592

Consumer Finance–1.22%
Capital One Financial	238,865	15,003,111

		15,003,111

Containers & Packaging–0.38%
MeadWestvaco	137,200	4,679,892

		4,679,892

Diversified Financial Services–3.68%
†IntercontinentalExchange	76,350	13,571,976
JPMorgan Chase	601,400	31,747,906

		45,319,882

Diversified Telecommunication Services–1.90%
AT&T	660,500	23,381,700
		23,381,700

Electric Utilities–1.32%
Edison International	123,200	5,933,312
OGE Energy	150,800	10,284,560

		16,217,872

Electrical Equipment–1.09%
Acuity Brands	48,200	3,640,064
Eaton	148,000	9,739,880

		13,379,944

Energy Equipment & Services–2.26%
National Oilwell Varco	124,800	8,598,720
Schlumberger	268,500	19,240,710

		27,839,430

Food & Staples Retailing–1.36%
CVS Caremark	292,900	16,748,022

		16,748,022

Food Products–1.18%
General Mills	299,400	14,529,882

		14,529,882

Health Care Equipment & Supplies–0.72%
Abbott Laboratories	252,900	8,821,152

		8,821,152

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–2.93%
†Express Scripts Holding	277,800	$17,137,482
UnitedHealth Group	289,200	18,936,816

		36,074,298

Hotels, Restaurants & Leisure–2.78%
McDonald’s	198,400	19,641,600
Starbucks	221,700	14,519,133

		34,160,733

Household Products–3.33%
Kimberly-Clark	120,700	11,724,798
Procter & Gamble	379,500	29,217,705

		40,942,503

Industrial Conglomerates–1.64%
General Electric	870,000	20,175,300

		20,175,300

Insurance–3.04%
AFLAC	263,200	15,297,184
Prudential Financial	102,300	7,470,969
Travelers	182,400	14,577,408

		37,345,561

Internet Software & Services–1.52%
†Google Class A	21,200	18,663,844

		18,663,844

IT Services–2.34%
Accenture Class A	200,300	14,413,588
International Business Machines	74,900	14,314,139

		28,727,727

Life Sciences Tools & Services–1.29%
Thermo Fisher Scientific	187,200	15,842,736

		15,842,736

Machinery–1.34%
Caterpillar	54,600	4,503,954
Cummins	59,700	6,475,062
Deere	68,400	5,557,500

		16,536,516

Media–2.86%
Cinemark Holdings	106,200	2,965,104
Comcast Special Class A	486,100	19,283,587
Regal Entertainment Group Class A	313,148	5,605,349
Viacom Class B	107,248	7,298,226

		35,152,266

Metals & Mining–0.52%
Allegheny Technologies	242,100	6,369,651

		6,369,651

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail–3.38%
Macy’s	310,800	$14,918,400
Nordstrom	215,600	12,923,064
Target	199,100	13,710,026

		41,551,490

Multi-Utilities–1.40%
MDU Resources Group	336,000	8,705,760
Sempra Energy	104,500	8,543,920

		17,249,680

Oil, Gas & Consumable Fuels–6.50%
Chevron	257,400	30,460,716
EOG Resources	79,000	10,402,720
Exxon Mobil	272,800	24,647,480
Marathon Oil	285,100	9,858,758
Occidental Petroleum	50,800	4,532,884

		79,902,558

Paper & Forest Products–0.51%
International Paper	142,000	6,292,020

		6,292,020

Pharmaceuticals–5.48%
AbbVie	252,900	10,454,886
Johnson & Johnson	44,300	3,803,598
Merck	525,900	24,428,055
Pfizer	969,242	27,148,468
Zoetis	52,592	1,624,568

		67,459,575

Professional Services–1.26%
Manpower	61,400	3,364,720
Towers Watson Class A	148,102	12,135,478

		15,500,198

Real Estate Investment Trusts–1.26%
Host Hotels & Resorts	641,564	10,823,185
National Retail Properties	134,300	4,619,920

		15,443,105

Road & Rail–2.01%
Hunt (J.B.) Transport Services	94,200	6,805,008
Union Pacific	116,000	17,896,480

		24,701,488

Semiconductors & Semiconductor Equipment–2.75%
Avago Technologies	254,300	9,505,734
Intel	606,300	14,684,586
Texas Instruments	276,700	9,648,529

		33,838,849

Software–3.76%
†Citrix Systems	126,300	7,619,679
†Fortinet	503,700	8,814,750
Microsoft	768,500	26,536,305

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Nuance Communications	176,200	$3,238,556

		46,209,290

Specialty Retail–0.76%
DSW Class A	126,962	9,327,898

		9,327,898

Wireless Telecommunication Services–0.95%
Vodafone Group ADR	406,600	11,685,684

		11,685,684

Total Common Stock (Cost $738,341,013)		1,217,677,660

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.03%
Dreyfus Treasury & Agency Cash Management Fund	438,137	$438,137

Total Money Market Fund (Cost $438,137)		438,137

	Principal Amount°

SHORT-TERM INVESTMENT–1.07%
≠Discounted Commercial Paper–1.07%
Abbey National North America 0.10% 7/1/13	13,125,000	13,125,000

Total Short-Term Investment (Cost $13,125,000)		13,125,000

TOTAL VALUE OF SECURITIES–100.11% (Cost $751,904,150)	1,231,240,797
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(1,335,566)

NET ASSETS APPLICABLE TO 32,550,261 SHARES OUTSTANDING–100.00%	$1,229,905,231

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS ($1,154,242,909 / 30,542,083 Shares)	$37.792

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS ($75,662,322 / 2,008,178 Shares)	$37.677

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$672,473,883
Undistributed net investment income	18,142,014
Accumulated net realized gain on investments	59,952,687
Net unrealized appreciation of investments	479,336,647

Total net assets	$1,229,905,231

†	Non-income producing for the period.

«	Of this amount, $1,074,565 represents payable for fund shares redeemed and $4,500,020 represents payable for securities purchased as of June 30, 2013.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Growth and Income Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$13,275,891
Interest	11,342

13,287,233

EXPENSES:
Management fees	2,089,038
Accounting and administration expenses	231,062
Distribution fees-Service Class	126,796
Reports and statements to shareholders	79,049
Professional fees	25,730
Trustees’ fees	14,186
Custodian fees	6,816
Pricing fees	742
Other	13,756

Total operating expenses	2,587,175

NET INVESTMENT INCOME	10,700,058

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	29,758,996
Net change in unrealized appreciation (depreciation) of investments	120,174,219

NET REALIZED AND UNREALIZED GAIN	149,933,215

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$160,633,273

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,700,058	$19,557,979
Net realized gain	29,758,996	37,899,350
Net change in unrealized appreciation (depreciation)	120,174,219	102,660,825

Net increase in net assets resulting from operations	160,633,273	160,118,154

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,601,502)
Service Class	—	(514,521)

Net realized gain:
Standard Class	—	(982,272)
Service Class	—	(63,054)

	—	(13,161,349)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,794,709	79,129,983
Service Class	5,273,179	14,503,095
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	12,583,774
Service Class	—	577,575

	11,067,888	106,794,427

Cost of shares redeemed:
Standard Class	(70,355,489)	(140,939,572)
Service Class	(7,200,789)	(22,260,274)

	(77,556,278)	(163,199,846)

Decrease in net assets derived from capital share transactions	(66,488,390)	(56,405,419)

NET INCREASE IN NET ASSETS	94,144,883	90,551,386
NET ASSETS:
Beginning of period	1,135,760,348	1,045,208,962

End of period	$1,229,905,231	$1,135,760,348

Undistributed net investment income	$18,142,014	$7,441,956

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–6

LVIP Delaware Growth and Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Growth and Income Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$33.037	$28.992	$28.962	$25.884	$20.972	$36.857

Income (loss) from investment operations:
Net investment income[2]	0.324	0.563	0.428	0.335	0.328	0.470
Net realized and unrealized gain (loss)	4.431	3.872	(0.081)	3.005	4.842	(12.713)

Total from investment operations	4.755	4.435	0.347	3.340	5.170	(12.243)

Less dividends and distributions from:
Net investment income	—	(0.360)	(0.317)	(0.262)	(0.258)	(0.376)
Net realized gain	—	(0.030)	—	—	—	(3.266)

Total dividends and distributions	—	(0.390)	(0.317)	(0.262)	(0.258)	(3.642)

Net asset value, end of period	$37.792	$33.037	$28.992	$28.962	$25.884	$20.972

Total return[3]	14.39%	15.32%	1.20%	12.93%	24.68%	(35.76% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,154,243	$1,067,651	$979,176	$1,101,287	$1,151,408	$993,797
Ratio of expenses to average net assets	0.41%	0.41%	0.42%	0.42%	0.43%	0.41%
Ratio of net investment income to average net assets	1.79%	1.75%	1.45%	1.27%	1.48%	1.55%
Portfolio turnover	4%	22%	36%	32%	49%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–7

LVIP Delaware Growth and Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Growth and Income Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$32.994	$28.957	$28.928	$25.860	$20.963	$36.805

Income (loss) from investment operations:
Net investment income[2]	0.260	0.449	0.323	0.243	0.251	0.365
Net realized and unrealized gain (loss)	4.423	3.867	(0.079)	2.995	4.826	(12.670)

Total from investment operations	4.683	4.316	0.244	3.238	5.077	(12.305)

Less dividends and distributions from:
Net investment income	—	(0.249)	(0.215)	(0.170)	(0.180)	(0.271)
Net realized gain	—	(0.030)	—	—	—	(3.266)

Total dividends and distributions	—	(0.279)	(0.215)	(0.170)	(0.180)	(3.537)

Net asset value, end of period	$37.677	$32.994	$28.957	$28.928	$25.860	$20.963

Total return[3]	14.19%	14.92%	0.84%	12.54%	24.24%	(35.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,662	$68,109	$66,033	$66,898	$58,964	$44,697
Ratio of expenses to average net assets	0.76%	0.76%	0.77%	0.77%	0.78%	0.76%
Ratio of net investment income to average net assets	1.44%	1.40%	1.10%	0.92%	1.13%	1.20%
Portfolio turnover	4%	22%	36%	32%	49%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–8

LVIP Delaware Growth and Income Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Growth and Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

LVIP Delaware Growth and Income Fund–9

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next 200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment subadvisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of the Fund’s investment portfolio. No change in the Fund’s portfolio management (personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $28,532 and $4,439, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may br adjusted by the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$352,641
Distribution fees payable to LFD	21,831

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $53,160,784 and sales of $110,367,381 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes was $758,543,676. At June 30, 2013, net unrealized appreciation was $472,697,120, of which $486,693,596 related to unrealized appreciation of investments and $13,996,476 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Delaware Growth and Income Fund–10

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$1,217,677,660	$—	$1,217,677,660
Money Market Mutual Fund	438,137	—	438,137
Short-Term Investment	—	13,125,000	13,125,000

Total	$1,218,115,797	$13,125,000	$1,231,240,797

There were no Level 3 securities at the beginning or end of the year.

During the year ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	159,296	2,533,050
Service Class	142,231	465,307
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	386,268
Service Class	—	17,737

	301,527	3,402,362

Shares redeemed:
Standard Class	(1,934,183)	(4,376,556)
Service Class	(198,348)	(699,104)

	(2,132,531)	(5,075,660)

Net decrease	(1,831,004)	(1,673,298)

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Growth and Income Fund–11

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Growth and Income Fund–12

LVIP Delaware Social Awareness Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Delaware Social Awareness Fund

LVIP Delaware Social Awareness Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,161.50	0.46%	$2.47
Service Class Shares	1,000.00	1,159.50	0.81%	4.34

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund—1

LVIP Delaware Social Awareness Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	94.97%
Aerospace & Defense	0.53%
Air Freight & Logistics	1.67%
Auto Components	0.83%
Automobiles	1.53%
Beverages	1.94%
Biotechnology	4.77%
Capital Markets	4.90%
Chemicals	0.96%
Commercial Banks	2.87%
Communications Equipment	3.05%
Computers & Peripherals	2.10%
Consumer Finance	1.44%
Containers & Packaging	0.47%
Diversified Financial Services	2.86%
Diversified Telecommunication Services	2.11%
Electric Utilities	1.15%
Electrical Equipment	1.70%
Energy Equipment & Services	0.92%
Food & Staples Retailing	1.94%
Food Products	2.24%
Health Care Equipment & Supplies	2.73%
Health Care Providers & Services	4.65%
Hotels, Restaurants & Leisure	2.16%
Insurance	4.71%
Internet Software & Services	1.48%
IT Services	3.40%
Life Sciences Tools & Services	1.27%
Machinery	3.10%
Media	4.60%
Metals & Mining	0.54%
Multiline Retail	3.95%
Oil, Gas & Consumable Fuels	4.37%
Paper & Forest Products	1.01%
Pharmaceuticals	3.59%
Professional Services	1.31%
Road & Rail	0.54%
Semiconductors & Semiconductor Equipment	4.20%
Software	4.87%
Specialty Retail	1.06%
Wireless Telecommunication Services	1.45%
Money Market Fund	5.18%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	2.94%
Comcast Class A	2.88%
Wells Fargo	2.87%
UnitedHealth Group	2.64%
Macy’s	2.46%
QUALCOMM	2.28%
General Mills	2.24%
Gilead Sciences	2.21%
Starbucks	2.16%
AT&T	2.11%
Total	24.79%

LVIP Delaware Social Awareness Fund—2

LVIP Delaware Social Awareness Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–94.97%
Aerospace & Defense–0.53%
Rockwell Collins	55,500	$3,519,255

		3,519,255

Air Freight & Logistics–1.67%
FedEx	113,000	11,139,540

		11,139,540

Auto Components–0.83%
†Borg Warner	64,200	5,530,830

		5,530,830

Automobiles–1.53%
Ford Motor	662,600	10,250,422

		10,250,422

Beverages–1.94%
PepsiCo	158,800	12,988,252

		12,988,252

Biotechnology–4.77%
†Celgene	90,000	10,521,900
†Gilead Sciences	288,700	14,784,327
†Vertex Pharmaceuticals	82,200	6,565,314

		31,871,541

Capital Markets–4.90%
Ameriprise Financial	117,300	9,487,224
BlackRock	43,500	11,172,975
State Street	185,400	12,089,934

		32,750,133

Chemicals–0.96%
Rockwood Holdings	99,900	6,396,597

		6,396,597

Commercial Banks–2.87%
Wells Fargo	465,000	19,190,550

		19,190,550

Communications Equipment–3.05%
Cisco Systems	211,700	5,146,427
QUALCOMM	248,800	15,196,704

		20,343,131

Computers & Peripherals–2.10%
EMC	595,200	14,058,624

		14,058,624

Consumer Finance–1.44%
Capital One Financial	153,450	9,638,195

		9,638,195

Containers & Packaging–0.47%
MeadWestvaco	92,100	3,141,531

		3,141,531

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–2.86%
Citigroup	171,800	$8,241,246
†IntercontinentalExchange	61,050	10,852,248

		19,093,494

Diversified Telecommunication Services–2.11%
AT&T	397,700	14,078,580

		14,078,580

Electric Utilities–1.15%
OGE Energy	112,800	7,692,960

		7,692,960

Electrical Equipment–1.70%
Acuity Brands	35,900	2,711,168
Roper Industries	69,800	8,670,556

		11,381,724

Energy Equipment & Services–0.92%
National Oilwell Varco	88,800	6,118,320

		6,118,320

Food & Staples Retailing–1.94%
CVS Caremark	226,300	12,939,834

		12,939,834

Food Products–2.24%
General Mills	308,800	14,986,064

		14,986,064

Health Care Equipment & Supplies–2.73%
Abbott Laboratories	266,500	9,295,517
Baxter International	129,000	8,935,830

		18,231,347

Health Care Providers & Services–4.65%
†Express Scripts Holding	218,200	13,460,758
UnitedHealth Group	269,000	17,614,120

		31,074,878

Hotels, Restaurants & Leisure–2.16%
Starbucks	220,200	14,420,898

		14,420,898

Insurance–4.71%
AFLAC	182,700	10,618,524
Prudential Financial	148,600	10,852,258
Travelers.	125,000	9,990,000

		31,460,782

Internet Software & Services–1.48%
†Google Class A	11,200	9,860,144

		9,860,144

IT Services–3.40%
Accenture Class A	167,300	12,038,908

LVIP Delaware Social Awareness Fund—3

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
International Business Machines	55,700	$10,644,827

		22,683,735

Life Sciences Tools & Services–1.27%
Thermo Fisher Scientific	100,100	8,471,463

		8,471,463

Machinery–3.10%
†Chart Industries	32,300	3,039,107
Cummins	33,000	3,579,180
Deere	128,200	10,416,250
Lincoln Electric Holdings	64,600	3,699,642

		20,734,179

Media–4.60%
Comcast Class A	459,900	19,260,612
Regal Entertainment Group Class A	209,800	3,755,420
Viacom Class B	113,760	7,741,368

		30,757,400

Metals & Mining–0.54%
Allegheny Technologies	136,900	3,601,839

		3,601,839

Multiline Retail–3.95%
Macy’s	342,100	16,420,800
Nordstrom	166,200	9,962,028

		26,382,828

Oil, Gas & Consumable Fuels–4.37%
EOG Resources	96,200	12,667,616
EQT	47,500	3,770,075
Marathon Oil	369,200	12,766,936

		29,204,627

Paper & Forest Products–1.01%
International Paper	152,200	6,743,982

		6,743,982

Pharmaceuticals–3.59%
AbbVie	266,500	11,017,110
Allergan	153,900	12,964,536

		23,981,646

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–1.31%
Towers Watson Class A	106,394	$8,717,924

		8,717,924

Road & Rail–0.54%
Hunt (J.B.) Transport Services	50,100	3,619,224

		3,619,224

Semiconductors & Semiconductor Equipment–4.20%
Avago Technologies	154,900	5,790,162
Intel	353,200	8,554,504
Maxim Integrated Products	193,300	5,369,874
Texas Instruments	238,600	8,319,982

		28,034,522

Software–4.87%
†Citrix Systems	82,000	4,947,060
†Fortinet	397,600	6,958,000
Microsoft	568,700	19,637,211
†Nuance Communications	54,100	994,358

		32,536,629

Specialty Retail–1.06%
DSW Class A	96,745	7,107,855

		7,107,855

Wireless Telecommunication Services–1.45%
Vodafone Group ADR	337,600	9,702,624

		9,702,624

Total Common Stock (Cost $382,378,775)		634,438,103

MONEY MARKET FUND–5.18%
Dreyfus Treasury & Agency Cash Management Fund	34,640,613	34,640,613

Total Money Market Fund (Cost $34,640,613)		34,640,613

TOTAL VALUE OF SECURITIES–100.15% (Cost $417,019,388)	669,078,716
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(1,008,009)

NET ASSETS APPLICABLE TO 17,684,806 SHARES OUTSTANDING–100.00%	$668,070,707

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($598,969,444 / 15,849,672 Shares)	$37.791

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($69,101,263 / 1,835,134 Shares)	$37.655

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$379,233,520
Undistributed net investment income	7,594,482
Accumulated net realized gain on investments	29,183,377
Net unrealized appreciation of investments	252,059,328

Total net assets	$668,070,707

†	Non-income producing for the period.

«	Of this amount, $1,206,872 represents payable for securities purchased as of June 30, 2013.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$5,718,075
Interest	2,753

5,720,828

EXPENSES:
Management fees	1,253,035
Accounting and administration expenses	124,368
Distribution fees-Service Class	114,564
Reports and statements to shareholders	49,151
Professional fees	18,800
Trustees’ fees	7,600
Custodian fees	3,603
Pricing fees	668
Other	27,123

Total operating expenses	1,598,912

NET INVESTMENT INCOME	4,121,916

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	20,361,284
Net change in unrealized appreciation (depreciation) of investments	71,537,904

NET REALIZED AND UNREALIZED GAIN	91,899,188

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,021,104

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,121,916	$7,895,886
Net realized gain	20,361,284	16,097,192
Net change in unrealized appreciation (depreciation)	71,537,904	63,697,286

Net increase in net assets resulting from operations	96,021,104	87,690,364

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,180,279)
Service Class	—	(243,041)
Net realized gain:
Standard Class	—	(38,501,098)
Service Class	—	(4,192,908)

	—	(47,117,326)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,772,003	4,289,766
Service Class	6,163,413	6,909,143
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	42,681,377
Service Class	—	4,435,949

	9,935,416	58,316,235

Cost of shares redeemed:
Standard Class	(37,401,725)	(79,296,093)
Service Class	(6,710,340)	(11,893,135)

	(44,112,065)	(91,189,228)

Decrease in net assets derived from capital share transactions	(34,176,649)	(32,872,993)

NET INCREASE IN NET ASSETS	61,844,455	7,700,045
NET ASSETS:
Beginning of period	606,226,252	598,526,207

End of period	$668,070,707	$606,226,252

Undistributed net investment income	$7,594,482	$3,472,566

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$32.535	$30.528	$30.573	$27.563	$22.408	$36.654

Income (loss) from investment operations:
Net investment income[2]	0.234	0.429	0.352	0.222	0.212	0.317
Net realized and unrealized gain (loss)	5.022	4.186	(0.154)	2.962	6.405	(12.349)

Total from investment operations	5.256	4.615	0.198	3.184	6.617	(12.032)

Less dividends and distributions from:
Net investment income	—	(0.246)	(0.243)	(0.174)	(0.170)	(0.278)
Net realized gain	—	(2.362)	—	—	(1.292)	(1.936)

Total dividends and distributions	—	(2.608)	(0.243)	(0.174)	(1.462)	(2.214)

Net asset value, end of period	$37.791	$32.535	$30.528	$30.573	$27.563	$22.408

Total return[3]	16.15%	15.28%	0.64%	11.57%	30.00%	(34.41% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$598,970	$546,051	$541,611	$616,404	$631,412	$554,029
Ratio of expenses to average net assets	0.46%	0.47%	0.47%	0.47%	0.48%	0.44%
Ratio of net investment income to average net assets	1.30%	1.31%	1.12%	0.79%	0.89%	1.02%
Portfolio turnover	4%	22%	41%	28%	33%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$32.475	$30.478	$30.523	$27.525	$22.389	$36.593

Income (loss) from investment operations:
Net investment income[2]	0.171	0.313	0.241	0.124	0.128	0.208
Net realized and unrealized gain (loss)	5.009	4.178	(0.151)	2.951	6.387	(12.301)

Total from investment operations	5.180	4.491	0.090	3.075	6.515	(12.093)

Less dividends and distributions from:
Net investment income	—	(0.132)	(0.135)	(0.077)	(0.087)	(0.175)
Net realized gain	—	(2.362)	—	—	(1.292)	(1.936)

Total dividends and distributions	—	(2.494)	(0.135)	(0.077)	(1.379)	(2.111)

Net asset value, end of period	$37.655	$32.475	$30.478	$30.523	$27.525	$22.389

Total return[3]	15.95%	14.88%	0.29%	11.18%	29.54%	(34.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,101	$60,175	$56,915	$61,305	$60,422	$50,375
Ratio of expenses to average net assets	0.81%	0.82%	0.82%	0.82%	0.83%	0.79%
Ratio of net investment income to average net assets	0.95%	0.96%	0.77%	0.44%	0.54%	0.67%
Portfolio turnover	4%	22%	41%	28%	33%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of the fund shares over a period of three years or longer).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment subadvisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of the Fund’s investment portfolio. No change in the Fund’s portfolio management (personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $15,321 and $2,379, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$212,417
Distribution fees payable to LFD	19,925

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $27,129,548 and sales of $75,594,206 of investment securities other short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $418,516,614. At June 30, 2013, net unrealized appreciation was $250,562,102, of which $256,328,548 related to unrealized appreciation of investments and $5,766,446 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.”

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Common Stock.	$634,438,103
Money Market Fund	34,640,613

Total	$669,078,716

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	103,588	130,086
Service Class	167,662	211,011
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,327,919
Service Class	—	138,514

	271,250	1,807,530

Shares redeemed:
Standard Class	(1,037,191)	(2,415,899)
Service Class	(185,526)	(363,953)

	(1,222,717)	(2,779,852)

Net decrease	(951,467)	(972,322)

5. Market Risk

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual

Standard Class Shares	$1,000.00	$1,140.60	0.46%	$2.44

Service Class Shares	1,000.00	1,138.70	0.81%	4.30

Hypothetical (5% return before expenses)

Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31

Service Class Shares	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	97.95%
Auto Components	2.50%
Beverages	2.14%
Capital Markets	1.58%
Chemicals	8.34%
Commercial Banks	9.73%
Commercial Services & Supplies	0.54%
Construction & Engineering	1.43%
Containers & Packaging	1.18%
Diversified Consumer Services	1.59%
Electric Utilities	1.95%
Electrical Equipment	2.85%
Electronic Equipment, Instruments & Components	1.42%
Energy Equipment & Services	5.60%
Food Products	0.78%
Health Care Equipment & Supplies	1.22%
Health Care Providers & Services	3.49%
Hotels, Restaurants & Leisure	0.59%
Household Durables	2.35%
Insurance	9.59%
IT Services	1.67%
Leisure Equipment & Products	0.99%
Life Sciences Tools & Services	2.51%
Machinery	1.92%
Media	0.91%
Multiline Retail	3.18%
Multi-Utilities	2.06%
Oil, Gas & Consumable Fuels	4.78%
Pharmaceuticals	1.11%
Professional Services	0.82%
Real Estate Investment Trusts	4.40%
Road & Rail	2.08%
Semiconductors & Semiconductor Equipment	1.49%
Software	4.21%
Specialty Retail	2.90%
Textiles, Apparel & Luxury Goods	1.16%
Tobacco	1.27%
Trading Companies & Distributors	1.62%
Money Market Fund	0.02%
Short-Term Investment	1.58%
Total Value of Securities	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
East West Bancorp	2.26%
American Financial Group	2.25%
ENSCO	2.10%
Cytec Industries	2.02%
Comerica	2.00%
Whiting Petroleum	2.00%
Torchmark	1.98%
Grace (W.R.) & Co	1.81%
Celanese Class A	1.80%
Reinsurance Group of America	1.74%
Total	19.96%

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.95%
Auto Components–2.50%
†Borg Warner	90,100	$7,762,115
Johnson Controls	200,200	7,165,158

		14,927,273

Beverages–2.14%
Beam	86,400	5,452,704
Dr Pepper Snapple Group	160,400	7,367,172

		12,819,876

Capital Markets–1.58%
Raymond James Financial	219,550	9,436,259

		9,436,259

Chemicals–8.34%
Albemarle	163,000	10,153,270
Celanese Class A	240,000	10,752,000
Cytec Industries	165,400	12,115,550
FMC	98,600	6,020,516
†Grace (W.R.) & Co	128,900	10,832,756

		49,874,092

Commercial Banks–9.73%
Associated Banc-Corp	175,900	2,735,245
BancorpSouth	215,800	3,819,660
Bank of Hawaii	120,800	6,078,656
Comerica	300,700	11,976,881
East West Bancorp	491,400	13,513,500
First Horizon National	633,810	7,098,672
Hancock Holding	107,700	3,238,539
Regions Financial	510,200	4,862,206
Zions Bancorp	168,800	4,874,944

		58,198,303

Commercial Services & Supplies–0.54%
Brink’s	126,000	3,214,260

		3,214,260

Construction & Engineering–1.43%
KBR	263,800	8,573,500

		8,573,500

Containers & Packaging–1.18%
†Owens-Illinois	254,400	7,069,776

		7,069,776

Diversified Consumer Services–1.59%
Service International	527,100	9,503,613

		9,503,613

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities–1.95%
Edison International	134,300	$6,467,888
PPL	172,700	5,225,902

		11,693,790

Electrical Equipment–2.85%
Eaton	117,800	7,752,418
Regal-Beloit	143,500	9,304,540

		17,056,958

Electronic Equipment, Instruments & Components–1.42%
†Avnet	252,900	8,497,440

		8,497,440

Energy Equipment & Services–5.60%
ENSCO	216,600	12,588,792
Helmerich & Payne	143,500	8,961,575
†Rowan Class A	165,400	5,635,178
†Superior Energy Services	242,800	6,298,232

		33,483,777

Food Products–0.78%
Tyson Foods Class A	181,900	4,671,192

		4,671,192

Health Care Equipment & Supplies–1.22%
Becton, Dickinson	74,000	7,313,420

		7,313,420

Health Care Providers & Services–3.49%
McKesson	76,600	8,770,700
Omnicare	73,400	3,501,914
Universal Health Services Class B	128,400	8,597,664

		20,870,278

Hotels, Restaurants & Leisure–0.59%
Starwood Hotels & Resorts Worldwide	56,000	3,538,640

		3,538,640

Household Durables–2.35%
D.R.Horton	280,933	5,978,254
Newell Rubbermaid	308,600	8,100,750

		14,079,004

Insurance–9.59%
American Financial Group	274,650	13,433,132
Berkley (W.R.)	197,950	8,088,237
HCC Insurance Holdings	225,300	9,712,683
Reinsurance Group of America	150,600	10,407,966
StanCorp Financial Group	79,700	3,937,977
Torchmark	181,500	11,822,910

		57,402,905

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–1.67%
†Fiserv	114,600	$10,017,186

		10,017,186

Leisure Equipment & Products–0.99%
Hasbro	132,500	5,939,975

		5,939,975

Life Sciences Tools & Services–2.51%
Agilent Technologies	175,800	7,517,208
Thermo Fisher Scientific	88,600	7,498,218

		15,015,426

Machinery–1.92%
Cummins	60,900	6,605,214
ITT	165,800	4,876,178

		11,481,392

Media–0.91%
Meredith	113,900	5,433,030

		5,433,030

Multiline Retail–3.18%
†Big Lots	170,000	5,360,100
Macy’s	180,700	8,673,600
Nordstrom	83,000	4,975,020

		19,008,720

Multi-Utilities–2.06%
Public Service Enterprise Group	161,400	5,271,324
Wisconsin Energy	171,500	7,029,785

		12,301,109

Oil, Gas & Consumable Fuels–4.78%
†Newfield Exploration	311,400	7,439,346
Tesoro	175,800	9,197,856
†Whiting Petroleum	259,500	11,960,355

		28,597,557

Pharmaceuticals–1.11%
†Actavis	52,700	6,651,793

		6,651,793

Professional Services–0.82%
Manpower	89,800	4,921,040

		4,921,040

Real Estate Investment Trusts–4.40%
Boston Properties	44,200	4,661,774
Brandywine Realty Trust	367,500	4,968,600
CBL & Associates Properties	173,400	3,714,228
Highwoods Properties	230,400	8,204,544
Kimco Realty	221,700	4,751,031

		26,300,177

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–2.08%
Canadian National Railway	61,400	$5,972,378
CSX	278,500	6,458,415

		12,430,793

Semiconductors & Semiconductor Equipment–1.49%
Marvell Technology Group	374,500	4,385,395
†Teradyne	258,000	4,533,060

		8,918,455

Software–4.21%
†Adobe Systems	134,000	6,105,040
Compuware	614,200	6,356,970
Symantec	140,200	3,150,294
†Synopsys	268,400	9,595,300

		25,207,604

Specialty Retail–2.90%
American Eagle Outfitters	251,500	4,592,390
PETsMART	40,300	2,699,697
Staples	337,300	5,349,578
Tiffany & Co	64,700	4,712,748

		17,354,413

Textiles, Apparel & Luxury Goods–1.16%
VF	36,000	6,950,160

		6,950,160

Tobacco–1.27%
Reynolds American	157,000	7,594,090

		7,594,090

Trading Companies & Distributors–1.62%
†United Rentals	193,600	9,662,576

		9,662,576

Total Common Stock (Cost $376,869,905)		586,009,852

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management Fund	131,769	131,769

Total Money Market Fund (Cost $131,769)		131,769

	Principal Amount°

SHORT-TERM INVESTMENT–1.58%
≠Discounted Commercial Paper–1.58%
Abbey National North America 0.10% 7/1/13	9,465,000	9,465,000

Total Short-Term Investment (Cost $9,465,000)		9,465,000

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.55% (Cost $386,466,674)	$595,606,621
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	2,710,340

NET ASSETS APPLICABLE TO 15,378,084 SHARES OUTSTANDING–100.00%	$598,316,961

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($521,768,123 / 13,404,822 Shares)	$38.924

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($76,548,838 / 1,973,262 Shares)	$38.793

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$332,196,206
Undistributed net investment income	5,877,484
Accumulated net realized gain on investments	51,103,402
Net unrealized appreciation of investments and foreign currencies	209,139,869

Total net assets	$598,316,961

†	Non-income producing for the period.

«	Of this amount, $869,597 represents payable for securities purchased and $255,864 represents payable for fund shares redeemed as of June 30, 2013.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$4,114,299
Interest	7,743
Foreign tax withheld	(7,683)

4,114,359

EXPENSES:
Management fees	1,153,260
Distribution fees-Service Class	127,340
Accounting and administration expenses	111,667
Reports and statements to shareholders	46,452
Professional fees	17,255
Trustees’ fees	6,732
Custodian fees	3,441
Pricing fees	509
Other	8,341

Total operating expenses	1,474,997

NET INVESTMENT INCOME	2,639,362

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	910,073
Foreign currencies	153
Foreign currency exchange contracts	(191)

Net realized gain	910,035

Net change in unrealized appreciation (depreciation) of:
Investments	71,553,159
Foreign currencies	(142)

Net change in unrealized appreciation (depreciation)	71,553,017

NET REALIZED AND UNREALIZED GAIN	72,463,052

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,102,414

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,639,362	$6,990,517
Net realized gain	910,035	50,216,370
Net change in unrealized appreciation (depreciation)	71,553,017	18,675,619

Net increase in net assets resulting from operations	75,102,414	75,882,506

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,736,243)
Service Class	—	(280,857)
Net realized gain:
Standard Class	—	(54,885,262)
Service Class	—	(7,765,103)

	—	(66,667,465)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,811,251	21,180,344
Service Class	10,620,487	21,735,357
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	58,621,505
Service Class	—	8,045,960

	26,431,738	109,583,166

Cost of shares redeemed:
Standard Class	(33,571,450)	(82,118,605)
Service Class	(7,733,446)	(27,249,955)

	(41,304,896)	(109,368,560)

Increase (Decrease) in net assets derived from capital share transactions	(14,873,158)	214,606

NET INCREASE IN NET ASSETS	60,229,256	9,429,647
NET ASSETS:
Beginning of period	538,087,705	528,658,058

End of period	$598,316,961	$538,087,705

Undistributed net investment income	$5,877,484	$3,238,122

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund—6

LVIP Delaware Special Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Special Opportunities Fund Standard Class
	Six Months Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$34.125	$33.749	$39.323	$30.303	$24.091	$42.051

Income (loss) from investment operations:
Net investment income[2]	0.177	0.470	0.345	0.349	0.347	0.491
Net realized and unrealized gain (loss)	4.622	4.485	(2.624)	8.928	6.927	(14.940)

Total from investment operations	4.799	4.955	(2.279)	9.277	7.274	(14.449)

Less dividends and distributions from:
Net investment income	—	(0.269)	(0.115)	(0.257)	(0.257)	(0.380)
Net realized gain	—	(4.310)	(3.180)	—	(0.805)	(3.131)

Total dividends and distributions	—	(4.579)	(3.295)	(0.257)	(1.062)	(3.511)

Net asset value, end of period	$38.924	$34.125	$33.749	$39.323	$30.303	$24.091

Total return[3]	14.06%	14.94%	(5.20% )	30.63%	30.45%	(36.63% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$521,768	$473,471	$467,227	$599,052	$491,581	$389,590
Ratio of expenses to average net assets	0.46%	0.47%	0.46%	0.48%	0.51%	0.47%
Ratio of net investment income to average net assets	0.95%	1.32%	0.90%	1.04%	1.34%	1.40%
Portfolio turnover	5%	11%	9%	14%	18%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Special Opportunities Fund Service Class
	Six Months Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$34.069	$33.702	$39.288	$30.289	$24.091	$41.995

Income (loss) from investment operations:
Net investment income[2]	0.112	0.344	0.208	0.233	0.256	0.373
Net realized and unrealized gain (loss)	4.612	4.477	(2.614)	8.904	6.913	(14.886)

Total from investment operations	4.724	4.821	(2.406)	9.137	7.169	(14.513)

Less dividends and distributions from:
Net investment income	—	(0.144)	—	(0.138)	(0.166)	(0.260)
Net realized gain	—	(4.310)	(3.180)	—	(0.805)	(3.131)

Total dividends and distributions	—	(4.454)	(3.180)	(0.138)	(0.971)	(3.391)

Net asset value, end of period	$38.793	$34.069	$33.702	$39.288	$30.289	$24.091

Total return[3]	13.87%	14.54%	(5.53% )	30.18%	29.99%	(36.85% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,549	$64,617	$61,431	$49,495	$27,598	$18,480
Ratio of expenses to average net assets	0.81%	0.82%	0.81%	0.83%	0.86%	0.82%
Ratio of net investment income to average net assets	0.60%	0.97%	0.55%	0.69%	0.99%	1.05%
Portfolio turnover	5%	11%	9%	14%	18%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment subadvisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of the Fund’s investment portfolio. No change in the Fund’s portfolio management (personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $13,764 and $2,133, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$194,100
Distribution fees payable to LFD	22,026

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $31,494,769 and sales of $46,836,885 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $386,485,748. At June 30, 2013, net unrealized appreciation was $209,120,873, of which $227,274,012 related to unrealized appreciation of investments and $18,153,139 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level	2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$586,009,852	$—	$586,009,852
Money Market Fund	131,769	—	131,769
Short-Term Investment	—	9,465,000	9,465,000

Total	$586,141,621	$9,465,000	$595,606,621

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	421,094	604,019
Service Class	282,423	607,835
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,736,982
Service Class	—	239,258

	703,517	3,188,094

Shares redeemed:
Standard Class	(891,057)	(2,310,318)
Service Class	(205,819)	(773,195)

	(1,096,876)	(3,083,513)

Net increase (decrease)	(393,359)	104,581

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2013.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(191)	$-

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund–12

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional Non-U.S. Equity RPM Fund

(formerly, LVIP Dimensional Non-U.S. Equity Fund)

LVIP Dimensional U.S. Equity RPM Fund

(formerly, LVIP Dimensional U.S. Equity Fund)

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Dimensional Non-U.S. Equity RPM Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,023.10	0.32%	$1.61
Service Class Shares	1,000.00	1,021.90	0.57%	2.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.21	0.32%	$1.61
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP Dimensional U.S. Equity RPM Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,138.70	0.32%	$1.70
Service Class Shares	1,000.00	1,137.30	0.57%	3.02
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.21	0.32%	$1.61
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP Dimensional/Vanguard Total Bond Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$970.70	0.27%	$1.32
Service Class Shares	1,000.00	969.50	0.52%	2.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP Vanguard Domestic Equity ETF Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,128.60	0.30%	$1.58
Service Class Shares	1,000.00	1,127.30	0.55%	2.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Vanguard International Equity ETF Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$997.80	0.30%	$1.49
Service Class Shares	1,000.00	996.60	0.55%	2.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2013

LVIP Dimensional Non-U.S. Equity RPM Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.91%
Money Market Fund	1.91%
Unaffiliated Investment Companies	95.93%
International Equity Funds	90.75%
Money Market Fund	5.18%
Total Value of Securities	97.84%
Receivables and Other Assets Net of Liabilities	2.16%
Total Net Assets	100.00%

LVIP Dimensional U.S. Equity RPM Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.87%
Money Market Fund	1.87%
Unaffiliated Investment Companies	97.23%
Equity Funds	91.49%
Money Market Fund	5.74%
Total Value of Securities	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Total Bond Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.03%
Money Market Fund	2.03%
Unaffiliated Investment Companies	98.36%
Fixed Income Funds	97.93%
Money Market Fund	0.43%
Total Value of Securities	100.39%
Liabilities Net of Receivables and Other Assets	(0.39%	)
Total Net Assets	100.00%

LVIP Vanguard Domestic Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.02%
Money Market Fund	2.02%
Unaffiliated Investment Companies	100.26%
Equity Funds	97.95%
Money Market Fund	2.31%
Total Value of Securities	102.28%
Liabilities Net of Receivables and Other Assets	(2.28%)
Total Net Assets	100.00%

LVIP Vanguard International Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.05%
Money Market Fund	2.05%
Unaffiliated Investment Companies	97.95%
International Equity Funds	97.10%
Money Market Fund	0.85%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Dimensional Non-U.S. Equity RPM Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–1.91%
Money Market Fund–1.91%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	146,175	$1,461,746

Total Affiliated Investment Company (Cost $1,461,746)		1,461,746

UNAFFILIATED INVESTMENT COMPANIES–95.93%
International Equity Funds–90.75%
**DFA Emerging Markets Core Equity Portfolio	377,420	6,914,327
**DFA International Core Equity Portfolio	1,653,804	17,828,012
**DFA International Real Estate Securities Portfolio	702,739	3,562,884
**DFA International Small Cap Value Portfolio	215,140	3,577,785

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA International Vector Equity Portfolio	713,901	$7,124,727
**DFA Large Cap International Portfolio	920,106	17,850,063
**DFA VA International Small Portfolio	542,856	5,743,420
**DFA VA International Value Portfolio	629,388	7,068,028

		69,669,246

Money Market Fund–5.18%
Dreyfus Treasury & Agency Cash Management Fund	3,980,279	3,980,279

		3,980,279

Total Unaffiliated Investment Companies (Cost $70,557,083)		73,649,525

TOTAL VALUE OF SECURITIES–97.84% (Cost $72,018,829)	75,111,271
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.16%	1,661,980

NET ASSETS APPLICABLE TO 8,160,542 SHARES OUTSTANDING–100.00%	$76,773,251

NET ASSET VALUE–LVIP DIMENSIONAL NON-U.S. EQUITY RPM FUND STANDARD CLASS ($27,760,755 / 2,948,486 Shares)	$9.415

NET ASSET VALUE–LVIP DIMENSIONAL NON-U.S. EQUITY RPM FUND SERVICE CLASS ($49,012,496 / 5,212,056 Shares)	$9.404

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$72,411,065
Undistributed net investment income	853,287
Accumulated net realized loss on investments	(112,411)
Net unrealized appreciation of investments	3,621,310

Total net assets	$76,773,251

*	Standard Class shares.

**	Institutional Class shares.

«

Of this amount, $800,050 cash and $1,147,968 foreign currencies pledged as collateral for futures contracts, $199,579 represents payable for securities purchased and $13,686 represents payable for fund shares redeemed as of June 30, 2013.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(46) British Pound Currency	$(4,478,057)	$(4,371,150)	9/19/13	$106,907
(191) E-mini MSCI Emerging Markets	(8,741,739)	(8,916,835)	9/21/13	(175,096)
(45) Euro Currency	(7,467,975)	(7,325,438)	9/19/13	142,537
(219) Euro STOXX 50 Index	(7,661,271)	(7,406,178)	9/24/13	255,093
(47) FTSE 100 Index	(4,552,776)	(4,404,382)	9/24/13	148,394
(42) Japanese Yen Currency	(5,482,200)	(5,295,675)	9/19/13	186,525
(39) Nikkei 225 Index (OSE)	(5,252,829)	(5,380,396)	9/14/13	(127,567)

	$(43,636,847)			$536,793

LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Dimensional Non-U.S. Equity RPM Fund

Statement of Net Assets (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Dimensional U.S. Equity RPM Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.87%
Money Market Fund–1.87%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	260,459	$2,604,587

Total Affiliated Investment Company (Cost $2,604,587)		2,604,587

UNAFFILIATED INVESTMENT COMPANIES–97.23%
Equity Funds–91.49%
**DFA Real Estate Securities Portfolio	231,827	6,398,428
**DFA U.S. Core Equity 1 Portfolio	1,830,115	25,951,032
**DFA U.S. Large Company Portfolio	3,058,249	38,748,020
**DFA U.S. Large Value Portfolio	957,542	19,380,655
**DFA U.S. Micro Cap Portfolio	382,120	6,545,719

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Small Cap Portfolio	395,129	$10,470,908
**DFA U.S. Small Cap Value Portfolio	211,059	6,502,727
**DFA VA U.S. Targeted Value Portfolio	841,465	13,034,292

		127,031,781

Money Market Fund–5.74%
Dreyfus Treasury & Agency Cash
Management Fund	7,965,373	7,965,373

		7,965,373

Total Unaffiliated Investment Companies (Cost $112,200,400)		134,997,154

TOTAL VALUE OF SECURITIES–99.10% (Cost $114,804,987)	137,601,741
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	1,242,835

NET ASSETS APPLICABLE TO 11,393,289 SHARES OUTSTANDING–100.00%	$138,844,576

NET ASSET VALUE–LVIP DIMENSIONAL U.S. EQUITY RPM FUND STANDARD CLASS ($11,388,351 / 933,375 Shares)	$12.201

NET ASSET VALUE–LVIP DIMENSIONAL U.S. EQUITY RPM FUND SERVICE CLASS ($127,456,225 / 10,459,914 Shares)	$12.185

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$115,775,124
Undistributed net investment income	573,529
Accumulated net realized loss on investments	(446,642)
Net unrealized appreciation of investments	22,942,565

Total net assets	$138,844,576

*	Standard Class shares.

**	Institutional Class shares.

«

Of this amount, $1,879,400 cash pledged as collateral for futures contracts, $291,632 represents payable for securities purchased and $566,563 represents payable for fund shares redeemed as of June 30, 2013.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(183) E-mini Russell 2000 Index	$(17,809,922)	$(17,837,010)	9/21/13	$(27,088)
(286) E-mini S&P 500 Index	(23,042,890)	(22,869,990)	9/21/13	172,900

	$(40,852,812)			$145,812

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

[1]	See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Dimensional/Vanguard Total Bond Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.03%
Money Market Fund–2.03%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	380,784	$3,807,837

Total Affiliated Investment Company (Cost $3,807,837)		3,807,837

UNAFFILIATED INVESTMENT COMPANIES–98.36%
Fixed Income Funds–97.93%
**DFA Inflation-Protected Securities Portfolio	1,251,117	14,600,534
**DFA Intermediate Term Extended Quality Portfolio	2,480,034	25,792,356
**DFA Two-Year Global Fixed Income Portfolio	1,706,695	17,118,149
**DFA VA Global Bond Portfolio	1,400,273	15,066,932
**DFA VA Short Term Fixed Portfolio	2,049,255	20,922,898

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	128,312	$10,927,050
Vanguard Mortgage-Backed Securities ETF	442,761	22,598,521
Vanguard Short-Term Corporate Bond ETF	47,756	3,777,501
Vanguard Total Bond Market ETF	648,733	52,469,525

		183,273,466

Money Market Fund–0.43%
Dreyfus Treasury & Agency Cash Management Fund	812,947	812,947

		812,947

Total Unaffiliated Investment Companies (Cost $189,238,859)		184,086,413

TOTAL VALUE OF SECURITIES–100.39% (Cost $193,046,696)	187,894,250
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(736,507)

NET ASSETS APPLICABLE TO 18,058,745 SHARES OUTSTANDING–100.00%	$187,157,743

NET ASSET VALUE–LVIP DIMENSIONAL/VANGUARD TOTAL BOND FUND STANDARD CLASS ($8,664,274 / 835,087 Shares)	$10.375

NET ASSET VALUE–LVIP DIMENSIONAL/VANGUARD TOTAL BOND FUND SERVICE CLASS ($178,493,469 / 17,223,658 Shares)	$10.363

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$190,746,367
Undistributed net investment income	1,190,485
Accumulated net realized gain on investments.	373,337
Net unrealized depreciation of investments	(5,152,446)

Total net assets	$187,157,743

*	Standard Class shares.

**	Institutional Class shares.

«	Of this amount, $822,610 represents payable for securities purchased and $45,077 represents payable for fund shares redeemed as of June 30, 2013.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Vanguard Domestic Equity ETF Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.02%
Money Market Fund–2.02%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	227,849	$2,278,485

Total Affiliated Investment Company (Cost $2,278,485)		2,278,485

UNAFFILIATED INVESTMENT COMPANIES–100.26%
Equity Funds–97.95%
Vanguard Dividend Appreciation ETF	169,523	11,222,423
Vanguard Mega Cap 300 Growth ETF	332,750	20,101,428
Vanguard Mega Cap 300 Value ETF	412,770	20,238,113
Vanguard Mid-Cap Growth Index Fund	58,194	4,547,861
Vanguard Mid-Cap Value Index Fund	99,263	6,816,390
Vanguard REIT ETF	80,603	5,539,038
Vanguard Small-Cap Growth ETF	33,238	3,421,520

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	54,309	$4,548,922
Vanguard Total Stock Market ETF	367,185	30,366,200
Vanguard Variable Insurance Fund– Small Company Growth Portfolio	159,827	3,439,482

		110,241,377

Money Market Fund–2.31%
Dreyfus Treasury & Agency Cash Management Fund	2,593,980	2,593,980

		2,593,980

Total Unaffiliated Investment Companies (Cost $94,423,554)		112,835,357

TOTAL VALUE OF SECURITIES–102.28% (Cost $96,702,039)	115,113,842
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.28%)	(2,570,770)

NET ASSETS APPLICABLE TO 9,603,725 SHARES OUTSTANDING–100.00%	$112,543,072

NET ASSET VALUE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($6,946,152 / 592,123 Shares)	$11.731

NET ASSET VALUE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($105,596,920 / 9,011,602 Shares)	$11.718

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$93,538,838
Undistributed net investment income	784,277
Accumulated net realized loss on investments	(191,846)
Net unrealized appreciation of investments	18,411,803

Total net assets	$112,543,072

*	Standard Class shares.

«	Of this amount, $2,870,576 represents payable for securities purchased and $471,622 represents payable for fund shares redeemed as of June 30, 2013.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Vanguard International Equity ETF Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.05%
Money Market Fund–2.05%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	133,377	$1,333,767

Total Affiliated Investment Company (Cost $1,333,767)		1,333,767

UNAFFILIATED INVESTMENT COMPANIES–97.95%
International Equity Funds–97.10%
Vanguard FTSE All-World ex-U.S. ETF .	216,717	9,583,226
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	107,374	9,580,982
Vanguard FTSE Developed Markets ETF	361,754	12,882,060
Vanguard FTSE Emerging Markets ETF	161,773	6,273,557

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE European ETF	104,022	$5,010,740
Vanguard FTSE Pacific ETF	204,218	11,401,491
Vanguard Global ex-U.S. Real Estate ETF	61,352	3,274,969
Vanguard VA International Portfolio	281,269	5,119,097

		63,126,122

Money Market Fund–0.85%
Dreyfus Treasury & Agency Cash Management Fund	551,951	551,951

		551,951

Total Unaffiliated Investment Companies (Cost $59,580,907)		63,678,073

TOTAL VALUE OF SECURITIES–100.00% (Cost $60,914,674)	65,011,840
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	720

NET ASSETS APPLICABLE TO 7,138,372 SHARES OUTSTANDING–100.00%	$65,012,560

NET ASSET VALUE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($6,202,010 / 680,099 Shares)	$9.119

NET ASSET VALUE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($58,810,550 / 6,458,273 Shares)	$9.106

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$64,565,957
Undistributed net investment income	724,895
Accumulated net realized loss on investments	(4,375,458)
Net unrealized appreciation of investments	4,097,166

Total net assets	$65,012,560

*	Standard Class shares.

«	Of this amount, $551,758 represents payable for securities purchased and $111,126 represents payable for fund shares redeemed as of June 30, 2013.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Allocation Funds

Statements of Operations

Six Months Ended June 30, 2013 (unaudited)

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$772,974	$549,342	$1,095,736	$832,745	$886,122
Dividends from affiliated investment companies	135	249	381	229	139

	773,109	549,591	1,096,117	832,974	886,261

EXPENSES:
Management fees	76,109	142,020	203,421	127,228	75,778
Distribution fees-Service Class	45,977	133,933	193,970	122,160	70,432
Accounting and administration expenses	28,935	32,411	28,722	26,778	25,420
Professional fees	10,126	10,747	11,189	10,553	10,319
Reports and statements to shareholders	6,357	7,120	8,699	10,909	11,274
Custodian fees	1,548	1,910	2,494	2,365	1,780
Trustees’ fees	631	1,197	1,789	1,114	899
Pricing fees	12	22	54	70	51
Other	1,913	3,214	2,113	1,789	1,987

	171,608	332,574	452,451	302,966	197,940
Less management fees waived	(9,113)	(17,243)	(40,684)	(25,446)	(15,156)
Less expenses reimbursed	(19,078)	—	—	(3,594)	(21,418)

Total operating expenses	143,417	315,331	411,767	273,926	161,366

NET INVESTMENT INCOME	629,692	234,260	684,350	559,048	724,895

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	—	—	90,290	243,229	—
Sale of investments in unaffiliated investment companies	89,682	181,300	(125,327)	(19,531)	(41,127)
Foreign currencies	(19,375)	(45)	—	—	—
Futures contracts	195,600	(1,146,272)	—	—	—

Net realized gain (loss)	265,907	(965,017)	(35,037)	223,698	(41,127)

Net change in unrealized appreciation (depreciation) of:
Investments	(1,062,194)	13,672,251	(6,255,749)	10,822,293	(1,285,207)
Foreign currencies	(7,925)	—	—	—	—
Futures contracts	536,793	145,812	—	—	—

Net change in unrealized appreciation (depreciation)	(533,326)	13,818,063	(6,255,749)	10,822,293	(1,285,207)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(267,419)	12,853,046	(6,290,786)	11,045,991	(1,326,334)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$362,273	$13,087,306	$(5,606,436)	$11,605,039	$(601,439)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets

	LVIP Dimensional Non-U.S. Equity RPM Fund		LVIP Dimensional U.S. Equity RPM Fund		LVIP Dimensional/ Vanguard Total Bond Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$629,692	$1,178,274	$234,260	$1,109,049	$684,350	$1,627,217
Net realized gain (loss)	265,907	(298,648)	(965,017)	645,690	(35,037)	689,710
Net change in unrealized appreciation (depreciation)	(533,326)	5,113,439	13,818,063	8,308,326	(6,255,749)	1,099,488

Net increase (decrease) in net assets resulting from operations	362,273	5,993,065	13,087,306	10,063,065	(5,606,436)	3,416,415

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(437,949)	—	(25,275)	—	(110,905)
Service Class	—	(611,353)	—	(767,791)	—	(1,749,369)
Net realized gain:
Standard Class	—	(24,764)	—	(377)	—	(6,321)
Service Class	—	(57,216)	—	(15,976)	—	(197,710)

	—	(1,131,282)	—	(809,419)	—	(2,064,305)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,757,388	11,899,171	9,208,160	2,087,068	4,804,016	7,998,266
Service Class	22,725,067	18,060,538	35,076,045	73,857,212	62,928,319	116,540,612
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	462,712	—	25,652	—	117,226
Service Class	—	668,569	—	783,767	—	1,947,079

	29,482,455	31,090,990	44,284,205	76,753,699	67,732,335	126,603,183

Cost of shares redeemed:
Standard Class	(621,676)	(795,095)	(938,271)	(483,901)	(4,320,556)	(930,611)
Service Class	(3,703,562)	(6,438,253)	(12,331,656)	(16,361,496)	(16,725,286)	(38,691,606)

	(4,325,238)	(7,233,348)	(13,269,927)	(16,845,397)	(21,045,842)	(39,622,217)

Increase in net assets derived from capital share transactions	25,157,217	23,857,642	31,014,278	59,908,302	46,686,493	86,980,966

NET INCREASE IN NET ASSETS	25,519,490	28,719,425	44,101,584	69,161,948	41,080,057	88,333,076
NET ASSETS:
Beginning of period	51,253,761	22,534,336	94,742,992	25,581,044	146,077,686	57,744,610

End of period	$76,773,251	$51,253,761	$138,844,576	$94,742,992	$187,157,743	$146,077,686

Undistributed net investment income	$853,287	$223,595	$573,529	$339,269	$1,190,485	$506,135

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$559,048	$1,286,961	$724,895	$2,027,384
Net realized gain (loss)	223,698	(173,464)	(41,127)	(3,596,556)
Net change in unrealized appreciation (depreciation)	10,822,293	8,287,607	(1,285,207)	17,644,366

Net increase (decrease) in net assets resulting from operations	11,605,039	9,401,104	(601,439)	16,075,194

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(35,468)	—	(23,910)
Service Class	—	(1,026,271)	—	(2,330,417)
Net realized gain:
Standard Class	—	—	—	(11)
Service Class	—	—	—	(1,475)
Return of capital:
Standard Class	—	—	—	(25,822)
Service Class	—	—	—	(2,516,788)

	—	(1,061,739)	—	(4,898,423)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,455,628	4,652,083	5,747,219	1,548,996
Service Class	18,771,966	43,612,870	14,785,570	47,148,834
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	35,468	—	49,743
Service Class	—	1,026,271	—	4,848,680

	31,227,594	49,326,692	20,532,789	53,596,253

Cost of shares redeemed:
Standard Class	(7,718,809)	(3,160,027)	(1,287,682)	(443,126)
Service Class	(10,493,383)	(19,164,172)	(6,197,969)	(90,195,558)

	(18,212,192)	(22,324,199)	(7,485,651)	(90,638,684)

Increase (decrease) in net assets derived from capital share transactions	13,015,402	27,002,493	13,047,138	(37,042,431)

NET INCREASE (DECREASE) IN NET ASSETS	24,620,441	35,341,858	12,445,699	(25,865,660)
NET ASSETS:
Beginning of period	87,922,631	52,580,773	52,566,861	78,432,521

End of period	$112,543,072	$87,922,631	$65,012,560	$52,566,861

Undistributed net investment income	$784,277	$225,229	$724,895	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Dimensional Non-U.S. Equity RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund
	Standard Class			Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$9.202	$7.951	$10.000	$9.202	$7.954	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.105	0.310	0.280	0.094	0.288	0.271
Net realized and unrealized gain (loss)	0.108	1.172	(2.306)	0.108	1.171	(2.310)

Total from investment operations	0.213	1.482	(2.026)	0.202	1.459	(2.039)

Less dividends and distributions from:
Net investment income	—	(0.212)	(0.023)	—	(0.192)	(0.007)
Net realized gain	—	(0.019)	—	—	(0.019)	—

Total dividends and distributions	—	(0.231)	(0.023)	—	(0.211)	(0.007)

Net asset value, end of period	$9.415	$9.202	$7.951	$9.404	$9.202	$7.954

Total return[4]	2.31%	18.77%	(20.26% )	2.19%	18.47%	(20.39% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,761	$21,171	$7,955	$49,012	$30,083	$14,579
Ratio of expenses to average net assets[5]	0.32%	0.30%	0.30%	0.57%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.41%	0.50%	1.52%	0.66%	0.75%	1.77%
Ratio of net investment income to average net assets	2.21%	3.60%	5.26%	1.96%	3.35%	5.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	3.40%	4.04%	1.87%	3.15%	3.79%
Portfolio turnover	6%	11%	5%	6%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Dimensional U.S. Equity RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity RPM Fund
	Standard Class			Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$10.715	$9.230	$10.000	$10.714	$9.229	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.039	0.199	0.175	0.023	0.174	0.160
Net realized and unrealized gain (loss)	1.447	1.405	(0.932)	1.448	1.403	(0.931)

Total from investment operations	1.486	1.604	(0.757)	1.471	1.577	(0.771)

Less dividends and distributions from:
Net investment income	—	(0.117)	(0.013)	—	(0.090)	—
Net realized gain	—	(0.002)	—	—	(0.002)	—

Total dividends and distributions	—	(0.119)	(0.013)	—	(0.092)	—

Net asset value, end of period	$12.201	$10.715	$9.230	$12.185	$10.714	$9.229

Total return[4]	13.87%	17.41%	(7.57% )	13.73%	17.12%	(7.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,389	$2,558	$698	$127,456	$92,185	$24,883
Ratio of expenses to average net assets[5]	0.32%	0.30%	0.30%	0.57%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.35%	0.39%	1.08%	0.60%	0.64%	1.33%
Ratio of net investment income to average net assets	0.65%	1.94%	2.95%	0.40%	1.69%	2.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.62%	1.85%	2.17%	0.37%	1.60%	1.92%
Portfolio turnover	7%	14%	6%	7%	14%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund
	Standard Class			Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$10.688	$10.491	$10.000	$10.689	$10.494	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.057	0.193	0.234	0.044	0.166	0.217
Net realized and unrealized gain (loss)	(0.370)	0.198	0.291	(0.370)	0.199	0.291

Total from investment operations	(0.313)	0.391	0.525	(0.326)	0.365	0.508

Less dividends and distributions from:
Net investment income	—	(0.175)	(0.034)	—	(0.151)	(0.014)
Net realized gain	—	(0.019)	—	—	(0.019)	—

Total dividends and distributions	—	(0.194)	(0.034)	—	(0.170)	(0.014)

Net asset value, end of period	$10.375	$10.688	$10.491	$10.363	$10.689	$10.494

Total return[4]	(2.93% )	3.73%	5.26%	(3.05% )	3.48%	5.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,664	$8,444	$1,286	$178,494	$137,634	$56,459
Ratio of expenses to average net assets[5]	0.27%	0.30%	0.30%	0.52%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.35%	0.68%	0.57%	0.60%	0.93%
Ratio of net investment income to average net assets	1.08%	1.80%	3.37%	0.83%	1.55%	3.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.03%	1.75%	2.99%	0.78%	1.50%	2.74%
Portfolio turnover	3%	26%	22%	3%	26%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund
	Standard Class			Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$10.394	$9.158	$10.000	$10.395	$9.159	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.077	0.200	0.174	0.062	0.174	0.158
Net realized and unrealized gain (loss)	1.260	1.187	(0.961)	1.261	1.187	(0.959)

Total from investment operations	1.337	1.387	(0.787)	1.323	1.361	(0.801)

Less dividends and distributions from:
Net investment income	—	(0.151)	(0.055)	—	(0.125)	(0.040)

Total dividends and distributions	—	(0.151)	(0.055)	—	(0.125)	(0.040)

Net asset value, end of period	$11.731	$10.394	$9.158	$11.718	$10.395	$9.159

Total return[4]	12.86%	15.17%	(7.87% )	12.73%	14.88%	(8.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,946	$1,723	$146	$105,597	$86,200	$52,435
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.30%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.36%	0.39%	0.57%	0.61%	0.64%	0.82%
Ratio of net investment income to average net assets	1.34%	1.97%	2.90%	1.09%	1.72%	2.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.28%	1.88%	2.63%	1.03%	1.63%	2.38%
Portfolio turnover	9%	17%	10%	9%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Vanguard International Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund
	Standard Class			Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11	Six Months Ended 6/30/13[1] (Unaudited)	Year Ended 12/31/12	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$9.139	$8.000	$10.000	$9.137	$7.987	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.123	0.193	0.313	0.111	0.169	0.307
Net realized and unrealized gain (loss)	(0.143)	1.336	(2.313)	(0.142)	1.335	(2.320)

Total from investment operations	(0.020)	1.529	(2.000)	(0.031)	1.504	(2.013)

Less dividends and distributions from:
Net investment income	—	(0.188)	—	—	(0.170)	—
Net realized gain	—	— [4]	—	—	— [4]	—
Return of capital	—	(0.202)	—	—	(0.184)	—

Total dividends and distributions	—	(0.390)	—	—	(0.354)	—

Net asset value, end of period	$9.119	$9.139	$8.000	$9.106	$9.137	$7.987

Total return[5]	(0.22% )	19.35%	(20.00% )	(0.34% )	19.04%	(20.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,202	$1,890	$600	$58,811	$50,677	$77,833
Ratio of expenses to average net assets[6]	0.30%	0.30%	0.30%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.42%	0.36%	0.46%	0.67%	0.61%	0.71%
Ratio of net investment income to average net assets	2.62%	2.21%	5.73%	2.37%	1.96%	5.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.50%	2.15%	5.57%	2.25%	1.90%	5.32%
Portfolio turnover	15%	48%	13%	15%	48%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Net realized gain distributions of $11 and $1,475 were made by the Fund’s Standard Class and Service Class, respectively, which calculated to de minimus amount of $0.000 and $0.000 per share, respectively.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Dimensional Non-U.S. Equity RPM Fund (formerly LVIP Dimensional Non-U.S. Equity Fund), LVIP Dimensional U.S. Equity RPM Fund (formerly LVIP Dimensional U.S. Equity Fund), LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP Dimensional Non-U.S. Equity RPM Fund and LVIP Dimensional U.S. Equity RPM Fund will invest a substantial portion of their assets in other open-end investment companies (Underlying Funds) that invest in U.S. and foreign stocks and money market instruments. The Underlying Funds will primarily be Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc. mutual funds. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market instruments. The Funds’ advisor will also employ an actively managed risk-management overlay strategy.

The LVIP Dimensional/Vanguard Total Bond Fund will invest a substantial portion of its assets in Underlying Funds and Exchange Traded Funds (ETFs) which, in turn, invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to mutual fund and ETF investments, the Fund may invest in individual securities, such as money market instruments.

The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund will invest a substantial portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.

The investment objective of the LVIP Dimensional Non-U.S. Equity RPM Fund, LVIP Dimensional U.S. Equity RPM Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.

The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Funds’ investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax position taken on federal income tax returns for all open tax years (December 31, 2011—December 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios, providing certain administrative services to the Funds, and managing the LVIP Dimensional Non-U.S. Equity RPM Fund and the LVIP Dimensional U.S. Equity RPM Fund’s risk portfolio management (RPM) volatility strategy. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. Prior to May 1, 2013 the waiver amount was 0.05% of average daily net assets of each Fund. Effective May 1, 2013, this waiver was discontinued for LVIP Dimensional Non-U.S. Equity RPM Fund and LVIP Dimensional U.S. Equity RPM Fund. This agreement will continue at least through April 30, 2014 for the remaining Funds, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Prior to May 1, 2013 LIAC had contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceeded 0.30% of the Funds’ average daily net assets for the Standard Class (and 0.55% for the Service Class).

Effective May 1, 2013 LIAC has agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed the following percentages of average net assets:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Standard Class	0.35%	0.35%	0.30%	0.30%
Service Class	0.60%	0.60%	0.55%	0.55%

The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. LVIP Dimensional/Vanguard Total Bond Fund is no longer subject to an expense cap.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted as follows:

LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administration fees	$1,356	$2,545	$3,728	$2,341	$1,401
Legal fees	200	380	563	354	236

Lincoln Life also performs daily trading operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2013, these fees amounted as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Trading operation fees	$1,059	$1,925	$931	$583	$283

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Funds had receivables from and liabilities payable to affiliates as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Expense reimbursement receivable from LIAC	$ 5,739	$ —	$ —	$ —	$ 2,531
Management fees payable to LIAC	15,367	28,142	30,123	18,339	10,658
Distribution fees payable to LFD	9,921	25,960	35,961	21,780	12,056
Trading operation fees payable to Lincoln Life	424	777	149	91	53

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$26,722,919	$34,670,626	$54,215,542	$23,012,902	$22,016,713
Sales	5,860,794	13,254,085	5,485,577	8,662,346	8,950,544

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$72,532,812	$115,162,892	$193,298,910	$97,164,018	$61,962,745

LVIP Dimensional/Vanguard Allocation Funds–20

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Aggregate unrealized appreciation	$3,304,194	$22,796,753	$—	$18,411,803	$4,382,012
Aggregate unrealized depreciation	(725,735)	(357,905)	(5,404,660)	(461,979)	(1,332,917)

Net unrealized appreciation (depreciation)	$2,578,459	$22,438,848	$(5,404,660)	$17,949,824	$3,049,095

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

Loss carryforward charcter:	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Short-term.	$19,667	$315,985
Long-term	—	—

Total	$19,667	$315,985

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level	2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investment Companies	$75,111,271	$137,601,741	$187,894,250	$115,113,842	$65,011,840

Futures Contracts	$536,793	$145,812	$—	$—	$—

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP Dimensional/Vanguard Allocation Funds–21

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund		LVIP Dimensional U.S. Equity RPM Fund		LVIP Dimensional/ Vanguard Total Bond Fund
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	712,959	1,340,921	775,916	206,922	452,246	744,060
Service Class	2,329,390	2,105,982	2,899,328	7,432,074	5,921,728	10,933,551
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	52,388	—	2,455	—	10,922
Service Class	—	75,756	—	74,984	—	181,403

	3,042,349	3,575,047	3,675,244	7,716,435	6,373,974	11,869,936

Shares redeemed:
Standard Class	(65,094)	(93,197)	(81,261)	(46,265)	(407,211)	(87,514)
Service Class	(386,375)	(745,650)	(1,043,852)	(1,598,760)	(1,574,566)	(3,618,309)

	(451,469)	(838,847)	(1,125,113)	(1,645,025)	(1,981,777)	(3,705,823)

Net increase	2,590,880	2,736,200	2,550,131	6,071,410	4,392,197	8,164,113

	LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	1,092,418	454,486	610,769	178,623
Service Class	1,635,697	4,369,905	1,570,928	5,485,492
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,476	—	5,688
Service Class	—	100,556	—	554,473

	2,728,115	4,928,423	2,181,697	6,224,276

Shares redeemed:
Standard Class	(666,071)	(308,113)	(137,434)	(52,487)
Service Class	(916,578)	(1,902,730)	(658,877)	(10,238,539)

	(1,582,649)	(2,210,843)	(796,311)	(10,291,026)

Net increase (decrease)	1,145,466	2,717,580	1,385,386	(4,066,750)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–LVIP Dimensional Non-U.S. Equity RPM Fund and LVIP Dimensional U.S. Equity RPM Fund may use futures in the normal course of pursuing their investment objectives and strategies. Each Fund may invest in futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the

LVIP Dimensional/Vanguard Allocation Funds–22

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

LVIP Dimensional Non-U.S. Equity RPM Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets	Fair Value	Statement of Net Assets	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$839,456	Receivables and other assets net of liabilities	$(302,663)

LVIP Dimensional U.S. Equity RPM Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets	Fair Value	Statement of Net Assets	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$172,900	Receivables and other assets net of liabilities	$(27,088)

Fair values of derivative instruments as of June 30, 2013 were as follows:

LVIP Dimensional Non-U.S. Equity RPM Fund

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$195,600	$536,793

LVIP Dimensional U.S. Equity RPM Fund

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,146,272)	$145,812

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume Futures Contracts (Average Value)	Liability Derivative Volume Futures Contracts (Average Value)
LVIP Dimensional Non-U.S. Equity RPM Fund	$—	$27,322,933
LVIP Dimensional U.S. Equity RPM Fund	—	22,740,122

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

LVIP Dimensional/Vanguard Allocation Funds–23

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds–24

LVIP Global Income Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Global Income Fund

LVIP Global Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$950.90	0.70%	$3.39
Service Class Shares	1,000.00	949.70	0.95%	4.59

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.32	0.70%	$3.51
Service Class Shares	1,000.00	1,020.08	0.95%	4.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Security Type/Country Allocations (unaudited)

As of June 30, 2013

Security Type	Percentage of Net Assets
Corporate Bonds	4.15%
Regional Bonds	1.12%
Sovereign Bonds	78.53%
Supranational Banks	6.89%
Money Market Fund	4.05%
Short-Term Investment	2.44%
Total Value of Securities	97.18%
Receivables and Other Assets Net of Liabilities	2.82%
Total Net Assets	100.00%

Country	Percentage of Net Assets
Australia	3.87%
Austria	2.27%
Brazil	0.42%
Canada	3.49%
Denmark	1.92%
Finland	2.22%
France	2.34%
Germany	4.88%
Hungary	1.88%
Iceland	0.09%
Indonesia	0.71%
Ireland	3.42%
Israel	0.65%
Japan	11.28%
Malaysia	6.88%
Mexico	4.49%
Netherlands	2.51%
Norway	1.18%
Peru	0.02%
Philippines	0.67%
Poland	7.68%
Republic of Korea	7.80%
Republic of Lithuania	0.34%
Republic of Vietnam	0.07%
Russia	0.21%
Serbia	0.30%
Singapore	2.33%
Slovenia	0.64%
Supranational	6.89%
Sweden	6.97%
Ukraine	1.74%
United Kingdom	0.50%
Venezuela	0.03%
Total	90.69%

LVIP Global Income Fund–2

LVIP Global Income Fund

Statement of Net Assets

June 30, 2013 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–4.15%
Germany–2.93%
KFW
1.35% 1/20/14	JPY	775,000,000	$7,862,631
2.05% 2/16/26	JPY	1,440,000,000	16,459,116
Landwirtschaftliche Rentenbank
1.50% 6/20/14	JPY	800,000,000	8,177,354

			32,499,101

Netherlands–0.19%
•ING Bank 6.125% 5/29/23	EUR	1,500,000	2,123,398

			2,123,398

Norway–0.44%
Eksportfinans 1.60% 3/20/14	JPY	485,000,000	4,852,538

			4,852,538

Republic of Korea–0.09%
#Export-Import Bank of Korea 144A 1.45% 5/19/14	SEK	6,420,000	957,709

			957,709

United Kingdom–0.50%
HSBC Holdings
6.00% 6/10/19	EUR	2,380,000	3,587,544
6.25% 3/19/18	EUR	200,000	300,797
Lloyds TSB Bank 5.375% 9/3/19	EUR	1,100,000	1,676,508

			5,564,849

Total Corporate Bonds (Cost $50,273,732)			45,997,595

ΔREGIONAL BONDS–1.12%
Australia–1.12%
New South Wales Treasury
5.50% 8/1/13	AUD	3,765,000	3,452,005
5.50% 3/1/17	AUD	960,000	947,364
Queensland Treasury
6.00% 8/14/13	AUD	1,370,000	1,258,142
6.00% 8/21/13	AUD	6,335,000	5,820,745
6.00% 9/14/17	AUD	940,000	948,298

Total Regional Bonds (Cost $13,254,312)			12,426,554

ΔSOVEREIGN BONDS–78.53%

Australia–2.74%
Australian Government
5.25% 3/15/19	AUD	7,300,000	7,381,093
5.75% 5/15/21	AUD	18,200,000	19,115,657
6.25% 6/15/14	AUD	4,134,000	3,917,294

			30,414,044

Austria–2.27%
Republic of Austria
#144A 3.50% 7/15/15	EUR	6,900,000	9,569,315

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Austria (continued)
Republic of Austria (continued)
6.25% 7/15/27	EUR	8,300,000	$15,630,857

			25,200,172

Brazil–0.42%
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	146,500	1,569,939
6.00% 8/15/16	BRL	66,300	721,291
6.00% 8/15/18	BRL	47,000	515,627
6.00% 5/15/45	BRL	50,000	571,276
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	3,000,000	1,311,816

			4,689,949

Canada–3.49%
Canada Government International Bond 3.50% 1/13/20	EUR	11,400,000	17,054,217
Canadian Government
1.00% 2/1/14	CAD	5,288,000	5,026,982
1.00% 11/1/14	CAD	3,240,000	3,074,156
1.00% 2/1/15	CAD	7,654,000	7,257,487
2.00% 3/1/14	CAD	1,145,000	1,095,430
2.00% 12/1/14	CAD	2,782,000	2,675,953
2.25% 8/1/14	CAD	1,026,000	987,183
2.50% 9/1/13	CAD	982,000	936,078
≠Canadian Treasury Bill
1.004% 8/15/13	CAD	620,000	588,907

			38,696,393

Denmark–1.92%
Denmark Kingdom
3.125% 3/17/14	EUR	16,000,000	21,261,468

			21,261,468

Finland–2.22%
Finnish Government
3.50% 4/15/21	EUR	10,050,000	14,846,204
5.375% 7/4/13	EUR	7,500,000	9,765,191

			24,611,395

France–2.34%
France O.A.T.
2.25% 10/25/22	EUR	4,000,000	5,205,259
5.50% 4/25/29	EUR	12,000,000	20,711,869

			25,917,128

Germany–1.95%
Bundesobligation 0.50% 2/23/18	EUR	3,200,000	4,125,081

LVIP Global Income Fund—3

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany (continued)
Bundesobligation (continued)
0.75% 2/24/17	EUR	1,850,000	$2,434,110
Deutschland Republic
2.50% 1/4/21	EUR	10,600,000	15,061,587

			21,620,778

Hungary–1.88%
Hungary Government
5.50% 2/12/14	HUF	60,300,000	268,539
5.50% 2/12/16	HUF	230,900,000	1,035,963
6.50% 6/24/19	HUF	37,300,000	173,225
6.75% 8/22/14	HUF	179,180,000	814,563
6.75% 2/24/17	HUF	37,800,000	175,882
6.75% 11/24/17	HUF	181,730,000	846,559
7.00% 6/24/22	HUF	36,920,000	174,161
7.50% 10/24/13	HUF	23,200,000	103,440
7.50% 11/12/20	HUF	18,260,000	88,772
7.75% 8/24/15	HUF	56,580,000	265,524
8.00% 2/12/15	HUF	26,700,000	124,434
Hungary Government International Bond
3.875% 2/24/20	EUR	490,000	597,981
4.125% 2/19/18		2,510,000	2,453,525
4.375% 7/4/17	EUR	470,000	608,740
5.375% 2/21/23		4,640,000	4,489,200
5.75% 6/11/18	EUR	500,000	673,617
6.00% 1/11/19	EUR	200,000	271,430
6.25% 1/29/20		4,182,000	4,391,100
6.375% 3/29/21		2,580,000	2,696,100
Hungary Treasury Bills
≠4.42% 7/17/13	HUF	19,100,000	84,361
≠5.16% 1/8/14	HUF	17,790,000	77,102
≠5.20% 7/24/13	HUF	33,500,000	147,766
≠6.70% 9/18/13	HUF	67,000,000	292,902

			20,854,886

Iceland–0.09%
#Republic of Iceland 144A
5.875% 5/11/22		950,000	1,008,743

			1,008,743

Indonesia–0.71%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	3,006,667
10.00% 2/15/28	IDR	7,040,000,000	851,179
12.80% 6/15/21	IDR	29,990,000,000	4,052,871

			7,910,717

Ireland–3.42%
Irish Government
4.40% 6/18/19	EUR	1,384,000	1,891,577
4.50% 10/18/18	EUR	356,000	494,815
4.50% 4/18/20	EUR	2,446,000	3,329,089

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ireland (continued)
Irish Government (continued)
5.00% 10/18/20	EUR	9,009,000	$12,585,515
5.40% 3/13/25	EUR	7,191,700	10,161,932
5.50% 10/18/17	EUR	4,365,000	6,287,988
5.90% 10/18/19	EUR	2,137,000	3,136,045

			37,886,961

Israel–0.65%
Israel Government Bond-Shahar 3.50% 9/30/13	ILS	25,251,000	7,166,991

			7,166,991

Japan–11.28%
Development Bank of Japan 1.60% 6/20/14	JPY	240,000,000	2,454,578
Japan Government 5 Yr Bond
0.40% 9/20/15	JPY	2,275,000,000	23,078,379
Japan Government 10 Yr Bonds
0.80% 9/20/22	JPY	1,820,000,000	18,342,796
1.00% 9/20/21	JPY	600,000,000	6,178,082
1.30% 6/20/20	JPY	1,300,000,000	13,760,361
1.40% 9/20/13	JPY	620,000,000	6,270,447
1.50% 9/20/18	JPY	1,500,000,000	16,037,399
1.70% 3/20/17	JPY	860,400,000	9,156,891
1.90% 6/20/16	JPY	660,000,000	7,000,167
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	1,100,000,000	12,109,662
2.10% 9/20/24	JPY	200,000,000	2,260,962
2.10% 12/20/26	JPY	748,000,000	8,419,277

			125,069,001

Malaysia–6.88%
Bank Negara Malaysia Monetary Notes
≠2.817% 2/25/14	MYR	4,625,000	1,435,578
≠2.824% 3/20/14	MYR	6,130,000	1,899,128
≠2.825% 3/13/14	MYR	750,000	232,490
≠2.825% 3/27/14	MYR	1,660,000	514,042
≠2.844% 2/20/14	MYR	4,930,000	1,530,878
≠2.849% 2/18/14	MYR	5,780,000	1,795,119
≠2.861% 1/16/14	MYR	3,450,000	1,074,047
≠2.866% 6/3/14	MYR	3,180,000	979,185
≠2.867% 5/27/14	MYR	2,905,000	895,012
≠2.868% 11/19/13	MYR	2,070,000	647,680
≠2.87% 7/11/13	MYR	1,910,000	604,031
≠2.87% 12/26/13	MYR	3,340,000	1,041,903
≠2.87% 3/6/14	MYR	1,390,000	431,131
≠2.872% 6/5/14	MYR	3,576,000	1,100,945
≠2.872% 6/19/14	MYR	5,880,000	1,808,241
≠2.873% 5/20/14	MYR	1,715,000	528,679
≠2.874% 1/9/14	MYR	1,795,000	559,145
≠2.878% 12/12/13	MYR	1,420,000	443,493
≠2.879% 6/10/14	MYR	5,880,000	1,809,549

LVIP Global Income Fund—4

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Bank Negara Malaysia Monetary Notes (continued)
≠2.88% 5/15/14	MYR	4,710,000	$1,452,524
≠2.882% 8/27/13	MYR	3,130,000	986,240
≠2.883% 6/17/14	MYR	2,470,000	759,706
≠2.884% 4/3/14	MYR	9,020,000	2,791,763
≠2.888% 7/25/13	MYR	2,285,000	721,797
≠2.891% 12/5/13	MYR	3,875,000	1,210,865
≠2.894% 10/22/13	MYR	130,000	40,777
≠2.898% 11/12/13	MYR	1,110,000	347,505
≠2.90% 10/31/13	MYR	20,000	6,267
≠2.91% 8/6/13	MYR	5,810,000	1,833,492
≠2.913% 9/5/13	MYR	300,000	94,441
≠2.914% 9/26/13	MYR	1,285,000	403,832
≠2.918% 12/31/13	MYR	2,005,000	625,200
≠2.92% 4/24/14	MYR	3,630,000	1,121,368
≠2.922% 9/17/13	MYR	30,000	9,435
≠2.924% 8/15/13	MYR	7,130,000	2,248,397
≠2.924% 12/10/13	MYR	1,340,000	418,555
≠2.925% 11/26/13	MYR	5,450,000	1,704,273
≠2.928% 10/10/13	MYR	1,595,000	500,792
≠2.933% 12/19/13	MYR	570,000	177,911
≠2.935% 10/8/13	MYR	80,000	25,117
≠2.978% 7/18/13	MYR	230,000	72,695
≠2.99% 7/4/13	MYR	250,000	79,107
≠3.041% 2/6/14	MYR	405,000	125,906
Malaysian Government
3.172% 7/15/16	MYR	13,000,000	4,103,799
3.197% 10/15/15	MYR	3,565,000	1,125,957
3.26% 3/1/18	MYR	11,000,000	3,460,838
3.418% 8/15/22	MYR	2,500,000	777,727
3.434% 8/15/14	MYR	22,720,000	7,217,273
3.461% 7/31/13	MYR	6,675,000	2,113,287
3.48% 3/15/23	MYR	22,500,000	7,019,494
3.741% 2/27/15	MYR	5,185,000	1,655,741
3.835% 8/12/15	MYR	10,050,000	3,216,083
4.72% 9/30/15	MYR	470,000	153,688
5.094% 4/30/14	MYR	25,930,000	8,345,742
8.00% 10/30/13	MYR	30,000	9,653

			76,287,523

Mexico–4.49%
Mexican Bonos
6.00% 6/18/15	MXN	11,371,000	906,100
6.25% 6/16/16	MXN	7,385,000	598,938
6.50% 6/10/21	MXN	140,000,000	11,444,931
7.00% 6/19/14	MXN	32,090,000	2,557,627
7.50% 6/3/27	MXN	73,000,000	6,323,101
7.75% 12/14/17	MXN	24,000,000	2,046,746
8.00% 12/19/13	MXN	80,606,000	6,343,616
8.00% 12/17/15	MXN	48,029,000	4,008,736
8.50% 12/13/18	MXN	77,500,000	6,852,899
9.50% 12/18/14	MXN	40,840,000	3,391,934

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Cetes
≠3.84% 10/31/13	MXN	309,900	$235,933
≠3.909% 4/3/14	MXN	755,100	565,176
≠3.942% 4/30/14	MXN	1,724,100	1,286,606
≠4.003% 1/9/14	MXN	1,055,990	797,735
≠4.59% 9/19/13	MXN	468,500	358,333
Mexican Udibonos
2.50% 12/10/20	MXN	37,087	291,925
3.50% 12/14/17	MXN	67,886	566,111
4.00% 6/13/19	MXN	47,090	404,207
4.50% 12/18/14	MXN	2,651,087	217,222
5.00% 6/16/16	MXN	66,946	574,289

			49,772,165

Netherlands–2.32%
Netherlands Government Bond
#144A 2.25% 7/15/22	EUR	5,500,000	7,355,946
#144A 2.75% 1/15/15	EUR	7,900,000	10,687,846
#144A 5.50% 1/15/28	EUR	4,300,000	7,700,454

			25,744,246

Norway–0.74%
≠Norway Treasury Bill
1.549% 9/18/13	NOK	49,858,000	8,181,358

			8,181,358

Peru–0.02%
Peru Government
7.84% 8/12/20	PEN	427,000	177,032

			177,032

Philippines–0.67%
Philippine Government Bonds
6.25% 1/27/14	PHP	170,080,000	4,039,830
7.00% 1/27/16	PHP	10,500,000	267,194
9.125% 9/4/16	PHP	6,310,000	173,063
Philippine Treasury Bills
≠0.203% 4/2/14	PHP	25,680,000	588,608
≠0.468% 10/2/13	PHP	20,720,000	478,479
≠0.543% 11/13/13	PHP	8,610,000	199,372
≠0.57% 3/5/14	PHP	16,770,000	385,157
≠0.606% 12/11/13	PHP	6,730,000	155,475
≠0.759% 10/30/13	PHP	140,000	3,245
≠0.763% 1/8/14	PHP	5,400,000	124,479
≠0.768% 2/5/14	PHP	8,310,000	191,219
≠1.693% 8/22/13	PHP	6,750,000	156,183
≠2.22% 9/4/13	PHP	22,920,000	529,973
≠2.279% 7/24/13	PHP	4,100,000	95,011
≠2.488% 7/10/13	PHP	1,950,000	45,226

			7,432,514

LVIP Global Income Fund—5

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Poland–7.68%
Poland Government Bonds
^2.902% 1/25/16	PLN	5,599,000	$1,561,328
^3.007% 7/25/15	PLN	5,383,000	1,521,665
•3.98% 1/25/17	PLN	11,108,000	3,320,485
•3.98% 1/25/21	PLN	11,269,000	3,274,691
^4.036% 7/25/14	PLN	3,420,000	1,000,105
^4.577% 1/25/14	PLN	8,855,000	2,623,217
5.00% 10/24/13	PLN	37,775,000	11,440,999
^5.163% 7/25/13	PLN	815,000	244,753
5.25% 10/25/17	PLN	14,000,000	4,481,382
5.25% 10/25/20	PLN	30,500,000	9,872,362
5.50% 4/25/15	PLN	4,403,000	1,381,979
5.50% 10/25/19	PLN	13,850,000	4,531,780
5.75% 4/25/14	PLN	59,850,000	18,424,033
5.75% 10/25/21	PLN	57,800,000	19,269,275
6.25% 10/24/15	PLN	4,390,000	1,410,362
Republic of Poland
6.375% 7/15/19		680,000	794,791

			85,153,207

Republic of Korea–7.71%
Korea Monetary Stabilization Bonds
2.47% 4/2/15	KRW	4,724,870,000	4,114,277
≠2.50% 9/10/13	KRW	1,984,700,000	1,737,148
≠2.51% 7/9/13	KRW	2,313,000,000	2,023,541
≠2.54% 8/13/13	KRW	548,200,000	478,411
2.55% 5/9/14	KRW	489,600,000	428,269
2.57% 6/9/14	KRW	2,007,000,000	1,755,305
2.74% 2/2/15	KRW	2,121,250,000	1,856,025
2.76% 6/2/15	KRW	14,266,300,000	12,481,626
2.78% 10/2/14	KRW	9,448,600,000	8,279,187
2.82% 8/2/14	KRW	1,162,300,000	1,019,174
2.84% 12/2/14	KRW	2,725,460,000	2,389,437
3.28% 6/2/14	KRW	1,190,490,000	1,048,279
3.47% 2/2/14	KRW	683,260,000	601,040
3.48% 12/2/13	KRW	496,910,000	436,599
3.59% 10/2/13	KRW	289,860,000	254,384
3.59% 4/2/14	KRW	7,504,180,000	6,615,712
3.90% 8/2/13	KRW	8,825,660,000	7,734,110
Korea Treasury Bonds
2.75% 12/10/15	KRW	6,928,300,000	6,052,771
3.00% 12/10/13	KRW	21,297,430,000	18,677,775
3.25% 12/10/14	KRW	7,643,210,000	6,739,921
3.25% 6/10/15	KRW	849,700,000	750,028

			85,473,019

Republic of Lithuania–0.34%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,836,800
#144A 6.75% 1/15/15		660,000	706,596
#144A 7.375% 2/11/20		1,060,000	1,264,050

			3,807,446

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Republic of Vietnam–0.07%
#Republic of Vietnam 144A
6.75% 1/29/20		760,000	$813,200

			813,200

Russia–0.22%
Russian-Eurobond
#144A
7.50% 3/31/30		1,735,850	2,036,586
7.50% 3/31/30		286,825	336,517

			2,373,103

Serbia–0.30%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	1,250,125
#144A 5.25% 11/21/17		680,000	666,400
#144A 7.25% 9/28/21		1,390,000	1,436,913

			3,353,438

Singapore–2.33%
Monetary Authority of Singapore Bills
≠0.25% 7/5/13	SGD	1,769,000	1,395,407
≠0.27% 7/26/13	SGD	2,060,000	1,624,751
≠0.27% 8/12/13	SGD	2,290,000	1,805,975
Singapore Government Bond
0.25% 2/1/14	SGD	14,800,000	11,675,118
Singapore Treasury Bills
≠0.164% 7/11/13	SGD	680,000	536,379
≠0.20% 8/12/13	SGD	1,920,000	1,514,180
≠0.209% 8/22/13	SGD	760,000	599,327
≠0.22% 9/5/13	SGD	425,000	335,121
≠0.24% 10/4/13	SGD	3,550,000	2,798,743
≠0.251% 5/2/14	SGD	1,709,000	1,344,959
≠0.26% 7/25/13	SGD	1,070,000	843,929
≠0.27% 11/15/13	SGD	1,130,000	890,584
≠0.29% 11/1/13	SGD	585,000	461,102

			25,825,575

Slovenia–0.64%
Slovenia Government International Bond
#144A
5.50% 10/26/22		4,340,000	4,003,650
5.85% 5/10/23		3,285,000	3,063,262

			7,066,912

Sweden–6.97%
Kommuninvest I Sverige
2.25% 5/5/14	SEK	18,150,000	2,731,037
Sweden Government
1.50% 8/30/13	SEK	42,890,000	6,400,870
3.50% 6/1/22	SEK	144,500,000	23,992,126
4.50% 8/12/15	SEK	60,000,000	9,570,218
5.00% 12/1/20	SEK	117,000,000	21,117,306
6.75% 5/5/14	SEK	67,830,000	10,605,332
Sweden Treasury Bills
≠0.89% 12/18/13	SEK	5,740,000	852,192

LVIP Global Income Fund—6

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sweden (continued)
Sweden Treasury Bills (continued)
≠0.965% 9/18/13	SEK	13,605,000	$2,024,608

			77,293,689

Ukraine–1.74%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	176,930
#144A 8.375% 11/3/17		100,000	93,000
Ukraine Government
#144A 4.95% 10/13/15	EUR	100,000	124,963
#144A 6.25% 6/17/16		1,090,000	1,016,425
#144A 6.58% 11/21/16		1,028,000	958,610
#144A 6.75% 11/14/17		1,790,000	1,646,800
#144A 7.50% 4/17/23		200,000	176,500
#144A 7.75% 9/23/20		3,443,000	3,158,953
#144A 7.80% 11/28/22		1,360,000	1,220,600
#144A 7.95% 6/4/14		2,600,000	2,587,000
#144A 7.95% 2/23/21		3,670,000	3,394,750
#144A 9.25% 7/24/17		4,690,000	4,701,725

			19,256,256

Venezuela–0.03%
Venezuela Government International Bond
10.75% 9/19/13		300,000	302,250

			302,250

Total Sovereign Bonds (Cost $894,293,215)			870,621,559

SUPRANATIONAL BANKS–6.89%
Asian Development Bank
2.35% 6/21/27	JPY	1,390,000,000	15,999,102

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank
1.40% 6/20/17	JPY	1,430,000,000	$15,038,665
1.90% 1/26/26	JPY	760,000,000	8,272,357
International Bank for Reconstruction & Development
2.25% 11/8/13	SEK	24,400,000	3,650,401
3.50% 11/12/14	SEK	111,000,000	17,032,584
Nordic Investment Bank
1.70% 4/27/17	JPY	1,540,000,000	16,403,050

Total Supranational Banks (Cost $83,885,641)			76,396,159

		Number of Shares

MONEY MARKET FUND–4.05%
Dreyfus Treasury & Agency Cash Management Fund		44,946,534	44,946,534

Total Money Market Fund (Cost $44,946,534)			44,946,534

		Principal Amount°

SHORT-TERM INVESTMENT–2.44%
≠Discount Note–2.44%
Federal Home Loan Bank
0.101% 7/8/13		27,035,000	27,034,946

Total Short-Term Investment (Cost $27,034,895)			27,034,946

TOTAL VALUE OF SECURITIES–97.18% (Cost $1,113,688,329)	1,077,423,347
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.82%	31,264,294

NET ASSETS APPLICABLE TO 98,779,124 SHARES OUTSTANDING–100.00%	$1,108,687,641

NET ASSET VALUE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($597,760,392 / 53,256,236 Shares)	$11.224

NET ASSET VALUE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($510,927,249 / 45,522,888 Shares)	$11.224

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$1,134,540,583
Undistributed net investment income	11,936,547
Accumulated net realized loss on investments	(11,466,161)
Net unrealized depreciation of investments and derivatives	(26,323,328)

Total net assets	$1,108,687,641

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $70,550,589, which represents 6.36% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

LVIP Global Income Fund–7

LVIP Global Income Fund

Statement of Net Assets (continued)

«	Of this amount, $1,887,496 represents payable for securities purchased and $87,754 represents payable for fund shares redeemed as of June 30, 2013.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	CLP	64,000,000	USD	(129,765)	2/11/14	$(7,433)
BCLY	CLP	173,000,000	USD	(349,318)	3/5/14	(19,370)
BCLY	EUR	(228,000)	USD	279,368	7/16/13	(17,441)
BCLY	EUR	(357,000)	USD	439,449	7/18/13	(25,295)
BCLY	EUR	(268,000)	USD	330,980	7/19/13	(17,905)
BCLY	EUR	(767,000)	USD	996,563	7/26/13	(1,954)
BCLY	EUR	(59,984)	USD	74,150	7/30/13	(3,941)
BCLY	EUR	(97,592)	USD	120,087	8/1/13	(6,964)
BCLY	EUR	(2,033,187)	USD	2,729,339	8/5/13	82,314
BCLY	EUR	(627,000)	USD	778,273	8/16/13	(38,067)
BCLY	EUR	(705,000)	USD	869,458	8/19/13	(48,449)
BCLY	EUR	(627,000)	USD	776,163	8/20/13	(40,192)
BCLY	EUR	(251,004)	USD	314,306	8/23/13	(12,504)
BCLY	EUR	(263,450)	USD	330,060	8/26/13	(12,962)
BCLY	EUR	(97,013)	USD	122,813	9/10/13	(3,510)
BCLY	EUR	(94,794)	USD	121,685	9/12/13	(1,750)
BCLY	EUR	(270,158)	USD	349,760	9/16/13	(2,031)
BCLY	EUR	(63,718)	USD	83,935	9/19/13	962
BCLY	EUR	(153,728)	USD	199,812	9/24/13	(375)
BCLY	EUR	(1,180,000)	USD	1,535,475	9/27/13	(1,168)
BCLY	EUR	(7,075,000)	USD	9,313,176	10/21/13	98,647
BCLY	EUR	(71,749)	USD	93,590	10/25/13	142
BCLY	EUR	(174,440)	USD	227,087	11/5/13	(122)
BCLY	EUR	(108,000)	USD	145,918	2/11/14	5,162
BCLY	EUR	(384,227)	USD	502,737	3/7/14	1,890
BCLY	EUR	(608,514)	USD	792,735	3/10/14	(490)
BCLY	EUR	(233,016)	USD	303,216	3/17/14	(545)
BCLY	EUR	(145,209)	USD	188,568	3/21/14	(732)
BCLY	EUR	(396,801)	USD	510,702	4/7/14	(6,647)
BCLY	EUR	(390,401)	USD	514,150	4/22/14	5,090
BCLY	EUR	(545,488)	USD	712,516	4/25/14	1,216
BCLY	EUR	(273,608)	USD	356,839	4/30/14	50
BCLY	EUR	(60,000)	USD	78,741	5/7/14	496
BCLY	EUR	(251,515)	USD	327,364	5/16/14	(651)
BCLY	EUR	(7,441,690)	USD	9,579,314	5/21/14	(126,195)
BCLY	EUR	(343,382)	USD	443,649	5/30/14	(4,220)
BCLY	EUR	(942,383)	USD	1,228,666	6/5/14	(526)
BCLY	EUR	(405,004)	USD	543,798	6/11/14	15,511
BCLY	JPY	(49,760,000)	USD	554,120	7/29/13	52,244
BCLY	JPY	(13,360,000)	USD	170,669	8/9/13	35,914
BCLY	JPY	(11,394,000)	USD	144,136	8/22/13	29,203
BCLY	JPY	(34,125,000)	USD	433,113	8/26/13	88,883
BCLY	JPY	(24,430,094)	USD	313,206	9/18/13	66,738
BCLY	JPY	(108,530,000)	USD	1,107,854	10/22/13	12,600
BCLY	JPY	(81,840,000)	USD	884,049	2/25/14	56,885

LVIP Global Income Fund—8

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	JPY	(190,420,000)	USD	2,055,411	2/27/14	$130,764
BCLY	JPY	(288,085,900)	USD	2,905,764	3/7/14	(6,367)
BCLY	JPY	(132,160,000)	USD	1,397,084	3/24/14	60,807
BCLY	JPY	(60,393,560)	USD	636,727	3/25/14	26,075
BCLY	JPY	(122,220,000)	USD	1,256,418	4/21/14	20,140
BCLY	JPY	(275,090,000)	USD	2,826,764	6/10/14	42,149
BCLY	JPY	(79,441,000)	USD	816,453	6/15/14	12,248
BCLY	SGD	135,752	USD	(109,636)	8/13/13	(2,542)
BCLY	SGD	394,000	USD	(318,486)	8/19/13	(7,660)
CITI	CLP	9,443,140,500	USD	(19,106,003)	10/21/13	(835,736)
CITI	CLP	509,600,000	USD	(1,005,723)	11/18/13	(22,872)
CITI	EUR	(213,050)	USD	276,560	7/26/13	(798)
CITI	EUR	(114,169)	USD	142,503	8/8/13	(6,136)
CITI	EUR	(32,800)	USD	40,990	8/9/13	(1,712)
CITI	EUR	(590,000)	USD	769,737	12/13/13	1,100
CITI	EUR	(126,500)	USD	169,316	1/28/14	4,465
CITI	EUR	(45,000)	USD	60,937	2/10/14	2,289
CITI	EUR	(162,300)	USD	210,695	3/5/14	(862)
CITI	EUR	(2,897,361)	USD	3,785,257	3/10/14	8,412
CITI	EUR	(319,130)	USD	415,092	3/26/14	(955)
CITI	EUR	(625,871)	USD	826,055	5/2/14	9,899
CITI	INR	23,681,000	USD	(419,570)	7/3/13	(22,158)
CITI	INR	23,912,000	USD	(419,575)	9/3/13	(22,697)
CITI	JPY	(13,360,000)	USD	170,717	8/9/13	35,962
CITI	JPY	(336,389,300)	USD	4,245,426	8/13/13	852,376
CITI	JPY	(22,764,000)	USD	287,987	8/23/13	58,363
CITI	JPY	(333,310,000)	USD	3,786,776	10/18/13	423,234
CITI	JPY	(105,000,000)	USD	1,330,292	10/22/13	270,661
CITI	JPY	(5,392,769)	USD	67,517	11/8/13	13,086
CITI	JPY	(337,930,400)	USD	4,245,426	11/12/13	834,434
CITI	JPY	(337,138,000)	USD	4,245,428	11/13/13	842,402
CITI	JPY	(12,889,000)	USD	162,950	11/15/13	32,848
CITI	JPY	(37,115,000)	USD	459,679	11/19/13	85,024
CITI	JPY	(41,691,000)	USD	515,390	11/20/13	94,539
CITI	JPY	(547,300,000)	USD	6,178,548	1/7/14	650,887
CITI	JPY	(15,350,000)	USD	175,933	1/10/14	20,893
CITI	JPY	(18,282,000)	USD	185,581	2/10/14	844
CITI	JPY	(326,760,000)	USD	3,536,076	2/13/14	234,063
CITI	JPY	(163,190,000)	USD	1,768,067	2/19/14	118,836
CITI	JPY	(24,520,467)	USD	256,128	3/17/14	8,225
CITI	JPY	(294,831,000)	USD	3,103,255	3/19/14	122,420
CITI	JPY	(25,100,000)	USD	256,501	4/22/14	2,607
CITI	JPY	(18,283,000)	USD	185,318	5/1/14	355
CITI	JPY	(18,273,000)	USD	181,629	5/14/14	(3,267)
CITI	JPY	(11,693,000)	USD	123,084	6/4/14	4,731
CITI	JPY	(230,500,000)	USD	2,324,291	6/9/14	(8,924)
CITI	MXN	34,417,440	USD	(2,664,899)	7/10/13	(11,975)
CITI	MXN	101,273,256	USD	(7,628,000)	10/21/13	106,905
CITI	MXN	15,210,900	USD	(1,164,399)	12/16/13	(8,165)
CITI	MXN	7,292,440	USD	(544,435)	12/23/13	9,559
CITI	MXN	4,142,500	USD	(314,700)	3/14/14	(2,113)
CITI	MXN	12,100,000	USD	(887,461)	3/24/14	24,833
CITI	MXN	12,515,000	USD	(944,129)	5/31/14	(5,823)
CITI	MXN	25,449,630	USD	(1,922,831)	6/1/14	(14,914)
CITI	MXN	15,846,900	USD	(1,183,284)	6/3/14	4,536

LVIP Global Income Fund—9

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	MXN	12,528,770	USD	(946,624)	6/9/14	$(7,981)
CITI	MXN	9,844,000	USD	(739,549)	6/11/14	(2,167)
CITI	SGD	1,904,081	USD	(1,537,000)	5/16/14	(34,401)
DB	CLP	24,670,000	USD	(49,045)	12/5/13	(1,556)
DB	CLP	46,970,000	USD	(93,584)	12/6/13	(3,177)
DB	CLP	60,541,000	USD	(122,552)	1/7/14	(6,425)
DB	CLP	35,450,000	USD	(71,732)	1/8/14	(3,740)
DB	CLP	49,800,000	USD	(101,137)	1/10/14	(5,641)
DB	CLP	35,800,000	USD	(72,706)	1/20/14	(4,125)
DB	CLP	64,100,000	USD	(129,783)	2/12/14	(7,273)
DB	CLP	55,740,000	USD	(113,069)	2/14/14	(6,559)
DB	CLP	63,300,000	USD	(128,389)	2/18/14	(7,481)
DB	CLP	54,420,000	USD	(110,028)	2/25/14	(6,154)
DB	CLP	36,980,000	USD	(74,707)	2/26/14	(4,128)
DB	CLP	45,700,000	USD	(92,397)	2/27/14	(5,185)
DB	CLP	45,700,000	USD	(92,271)	2/28/14	(5,067)
DB	CLP	10,100,000	USD	(20,406)	3/3/14	(1,139)
DB	CLP	10,100,000	USD	(20,350)	3/5/14	(1,087)
DB	CLP	595,612,500	USD	(1,211,949)	5/9/14	(83,334)
DB	CLP	376,500,000	USD	(732,490)	6/10/14	(21,331)
DB	EUR	(1,359,436)	HUF	429,279,300	3/19/14	80,273
DB	EUR	(904,515)	PLN	3,846,000	8/19/13	(24,378)
DB	EUR	(358,142)	PLN	1,518,347	8/22/13	(11,090)
DB	EUR	(227,499)	PLN	989,851	9/6/13	273
DB	EUR	(317,245)	PLN	1,358,000	9/10/13	(6,410)
DB	EUR	(969,782)	PLN	4,140,000	9/12/13	(23,115)
DB	EUR	(498,237)	PLN	2,120,000	1/9/14	(18,888)
DB	EUR	(5,758,606)	SEK	49,676,617	7/31/13	(199,158)
DB	EUR	(2,494,764)	SEK	21,800,000	11/19/13	(9,984)
DB	EUR	(196,000)	USD	241,561	7/22/13	(13,597)
DB	EUR	(268,384)	USD	330,338	7/23/13	(19,053)
DB	EUR	(39,900)	USD	48,678	7/25/13	(3,265)
DB	EUR	(9,978)	USD	12,177	7/29/13	(813)
DB	EUR	(1,774,000)	USD	2,205,437	7/31/13	(106,934)
DB	EUR	(396,000)	USD	490,395	8/20/13	(25,198)
DB	EUR	(99,312)	USD	124,820	8/28/13	(4,488)
DB	EUR	(51,000)	USD	64,349	9/4/13	(2,057)
DB	EUR	(476,300)	USD	611,759	9/11/13	(8,449)
DB	EUR	(6,010,000)	USD	7,994,742	9/23/13	168,430
DB	EUR	(376,000)	USD	487,111	9/26/13	(2,528)
DB	EUR	(1,580,000)	USD	2,087,148	9/27/13	29,608
DB	EUR	(775,000)	USD	1,009,592	10/29/13	184
DB	EUR	(416,044)	USD	538,454	10/31/13	(3,432)
DB	EUR	(24,586)	USD	32,084	11/4/13	61
DB	EUR	(187,000)	USD	243,479	11/5/13	(89)
DB	EUR	(143,000)	USD	183,755	11/8/13	(2,507)
DB	EUR	(81,717)	USD	104,321	11/15/13	(2,121)
DB	EUR	(388,000)	USD	496,795	11/20/13	(8,619)
DB	EUR	(564,000)	USD	733,453	11/29/13	(1,256)
DB	EUR	(400,000)	USD	521,582	12/3/13	499
DB	EUR	(5,337,821)	USD	7,001,352	12/17/13	47,226
DB	EUR	(1,267,675)	USD	1,665,978	1/7/14	14,226
DB	EUR	(1,898,000)	USD	2,546,983	2/11/14	73,322
DB	EUR	(471,000)	USD	622,906	2/27/14	8,984
DB	EUR	(2,121,000)	USD	2,763,450	3/1/14	(1,195)

LVIP Global Income Fund—10

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(18,359,148)	USD	24,156,048	3/3/14	$225,226
DB	EUR	(2,770,000)	USD	3,625,653	3/7/14	14,905
DB	EUR	(77,628)	USD	100,095	3/17/14	(1,101)
DB	EUR	(620,000)	USD	798,033	3/25/14	(10,251)
DB	EUR	(269,000)	USD	349,498	3/26/14	(1,195)
DB	EUR	(253,178)	USD	325,371	4/3/14	(4,713)
DB	EUR	(7,360,000)	USD	9,681,344	4/4/14	85,552
DB	EUR	(780,573)	USD	1,021,574	4/11/14	3,832
DB	EUR	(193,000)	USD	252,965	4/23/14	1,302
DB	EUR	(6,318,000)	USD	8,388,724	6/3/14	147,983
DB	EUR	(683,600)	USD	897,617	6/9/14	5,941
DB	INR	3,721,000	USD	(67,757)	7/29/13	(5,609)
DB	INR	82,670,300	USD	(1,396,671)	7/31/13	(16,425)
DB	INR	71,318,400	USD	(1,284,731)	8/20/13	(98,272)
DB	INR	1,895,000	USD	(33,338)	8/28/13	(1,857)
DB	INR	66,954,300	USD	(1,105,243)	8/30/13	6,709
DB	INR	2,680,000	USD	(46,614)	9/6/13	(2,154)
DB	INR	66,954,300	USD	(1,099,616)	9/30/13	7,070
DB	JPY	(13,360,000)	USD	171,211	8/12/13	36,454
DB	JPY	(25,363,000)	USD	323,937	8/19/13	68,101
DB	JPY	(11,260,000)	USD	142,540	8/23/13	28,959
DB	JPY	(23,347,000)	USD	298,463	8/27/13	62,953
DB	JPY	(338,543,000)	USD	4,275,720	11/13/13	858,512
DB	JPY	(29,985,000)	USD	369,972	11/19/13	67,290
DB	JPY	(15,400,000)	USD	173,571	1/5/14	18,038
DB	JPY	(28,991,000)	USD	334,850	1/7/14	42,044
DB	JPY	(41,390,576)	USD	462,206	1/28/14	44,038
DB	JPY	(54,738,000)	USD	598,004	2/27/14	44,746
DB	JPY	(129,367,000)	USD	1,370,224	3/24/14	62,187
DB	JPY	(97,000,000)	USD	1,009,407	6/1/14	27,647
DB	KRW	1,022,000,000	USD	(874,775)	6/11/14	10,205
DB	MXN	75,560,000	USD	(5,683,980)	10/11/13	91,960
DB	MXN	17,699,475	USD	(1,362,179)	12/16/13	(16,779)
DB	MYR	2,161,515	USD	(688,008)	9/18/13	(7,476)
DB	MYR	239,500	USD	(76,298)	9/26/13	(931)
DB	MYR	370,000	USD	(119,335)	10/23/13	(3,077)
DB	MYR	436,240	USD	(140,000)	11/19/13	(3,135)
DB	MYR	294,200	USD	(95,108)	1/8/14	(3,054)
DB	MYR	173,500	USD	(54,666)	3/26/14	(575)
DB	PHP	5,895,000	USD	(141,021)	9/24/13	(4,395)
DB	PHP	6,490,000	USD	(155,263)	10/4/13	(4,900)
DB	PHP	1,518,000	USD	(36,473)	10/16/13	(1,322)
DB	PHP	89,702,340	USD	(2,032,079)	6/11/14	26,695
DB	PLN	4,423,065	USD	(1,282,047)	7/31/13	45,922
DB	SGD	484,000	USD	(391,395)	8/7/13	(9,573)
DB	SGD	963,000	USD	(778,622)	8/12/13	(18,918)
DB	SGD	592,000	USD	(479,468)	8/19/13	(12,440)
DB	SGD	800,000	USD	(643,257)	8/26/13	(12,134)
DB	SGD	499,000	USD	(402,062)	8/27/13	(8,399)
DB	SGD	249,500	USD	(199,647)	8/30/13	(2,814)
DB	SGD	731,900	USD	(586,364)	9/19/13	(8,936)
DB	SGD	1,680,992	USD	(1,375,719)	11/19/13	(49,399)
DB	SGD	788,000	USD	(627,388)	12/23/13	(5,620)
DB	SGD	249,500	USD	(201,583)	2/28/14	(4,704)
DB	SGD	1,296,568	USD	(1,026,577)	5/30/14	(3,383)

LVIP Global Income Fund—11

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	SGD	6,890,000	USD	(5,434,182)	6/12/14	$3,163
GSC	EUR	(203,000)	USD	252,095	8/12/13	(12,201)
GSC	EUR	(97,000)	USD	127,032	4/30/14	542
GSC	EUR	(60,000)	USD	79,269	5/1/14	1,027
GSC	EUR	(388,556)	USD	511,184	5/7/14	4,475
GSC	EUR	(606,438)	USD	796,404	5/13/14	5,528
GSC	EUR	(305,000)	USD	395,203	5/20/14	(2,576)
GSC	EUR	(311,000)	USD	400,987	5/30/14	(4,646)
GSC	JPY	(163,890,000)	USD	1,768,027	2/5/14	112,060
GSC	JPY	(52,074,000)	USD	561,021	2/12/14	34,804
GSC	JPY	(5,937,630)	USD	63,790	2/18/14	3,784
GSC	JPY	(24,447,000)	USD	246,897	5/13/14	(468)
GSC	JPY	(170,648,500)	USD	1,672,532	5/30/14	(54,590)
HSBC	EUR	(1,775,000)	USD	2,196,296	8/2/13	(114,560)
HSBC	EUR	(520,000)	USD	668,969	9/30/13	(8,206)
HSBC	EUR	(94,000)	USD	122,670	3/10/14	136
HSBC	EUR	(461,000)	USD	602,467	4/10/14	1,400
HSBC	EUR	(799,545)	USD	1,046,548	4/16/14	4,032
HSBC	INR	18,962,000	USD	(344,822)	7/29/13	(28,123)
HSBC	INR	15,600,000	USD	(287,105)	8/6/13	(26,930)
HSBC	INR	6,800,000	USD	(124,631)	8/7/13	(11,242)
HSBC	INR	11,200,000	USD	(205,167)	8/8/13	(18,442)
HSBC	INR	90,817,000	USD	(1,658,152)	8/12/13	(145,147)
HSBC	INR	21,430,000	USD	(379,510)	8/28/13	(23,499)
HSBC	INR	3,721,000	USD	(65,776)	8/30/13	(3,979)
HSBC	INR	19,170,000	USD	(314,758)	9/27/13	2,246
HSBC	JPY	(51,004,000)	USD	646,438	8/20/13	131,960
HSBC	JPY	(22,597,000)	USD	286,190	8/23/13	58,250
HSBC	JPY	(39,672,000)	USD	507,314	8/27/13	107,128
HSBC	JPY	(19,870,000)	USD	212,854	11/12/13	12,291
HSBC	JPY	(7,824,000)	USD	96,868	11/20/13	17,889
HSBC	JPY	(50,970,000)	USD	580,523	1/15/14	65,673
HSBC	JPY	(53,562,442)	USD	598,463	1/28/14	57,323
HSBC	JPY	(246,670,000)	USD	2,652,023	2/12/14	159,381
HSBC	JPY	(36,590,000)	USD	391,546	2/24/14	21,733
HSBC	JPY	(53,500,000)	USD	587,589	3/4/14	46,805
HSBC	JPY	(345,200,000)	USD	3,486,516	6/9/14	(7,740)
HSBC	JPY	(292,980,000)	USD	3,028,780	6/10/14	63,072
HSBC	KRW	1,025,000,000	USD	(902,447)	9/26/13	(8,812)
HSBC	MXN	40,878,200	USD	(2,954,481)	9/4/13	180,222
HSBC	MXN	29,567,420	USD	(2,250,698)	3/10/14	(18,839)
HSBC	MYR	2,768,508	USD	(882,618)	9/17/13	(10,928)
HSBC	MYR	249,000	USD	(79,871)	9/26/13	(1,514)
HSBC	MYR	517,000	USD	(167,846)	10/22/13	(5,389)
HSBC	MYR	9,578,989	USD	(3,089,000)	10/24/13	(79,340)
HSBC	MYR	261,000	USD	(83,621)	11/20/13	(1,740)
HSBC	MYR	950,481	USD	(299,600)	2/6/14	(2,603)
HSBC	MYR	6,530,156	USD	(2,060,766)	3/11/14	(23,465)
HSBC	MYR	165,000	USD	(51,961)	3/26/14	(521)
HSBC	PHP	12,500,000	USD	(298,059)	9/30/13	(8,405)
HSBC	PHP	10,000,000	USD	(239,744)	10/3/13	(8,051)
HSBC	PHP	5,206,000	USD	(124,802)	10/4/13	(4,187)
HSBC	PHP	7,762,000	USD	(186,635)	10/7/13	(6,826)
HSBC	PHP	4,477,000	USD	(107,721)	10/11/13	(4,027)
HSBC	SGD	296,000	USD	(237,733)	8/15/13	(4,220)

LVIP Global Income Fund—12

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	SGD	296,000	USD	(237,751)	8/19/13	$(4,237)
HSBC	SGD	1,245,000	USD	(1,002,609)	11/18/13	(20,292)
HSBC	SGD	484,000	USD	(391,237)	2/7/14	(9,323)
HSBC	SGD	834,400	USD	(669,018)	3/1/14	(10,598)
HSBC	SGD	837,000	USD	(670,914)	3/19/14	(10,433)
HSBC	SGD	630,000	USD	(500,397)	6/11/14	(3,223)
JPMC	CLP	3,644,737,200	USD	(7,332,061)	9/12/13	(246,221)
JPMC	CLP	61,100,000	USD	(124,186)	2/5/14	(7,328)
JPMC	CLP	103,600,000	USD	(210,163)	2/24/14	(12,397)
JPMC	CLP	66,100,000	USD	(133,629)	2/28/14	(7,499)
JPMC	CLP	61,600,000	USD	(124,570)	3/21/14	(7,273)
JPMC	CLP	600,075,000	USD	(1,221,899)	5/9/14	(84,829)
JPMC	EUR	(679,716)	HUF	211,290,000	9/23/13	39,213
JPMC	EUR	(543,774)	HUF	169,141,000	9/25/13	31,704
JPMC	EUR	(407,831)	HUF	128,656,760	3/19/14	22,902
JPMC	EUR	(679,717)	HUF	215,246,000	3/20/14	41,622
JPMC	EUR	(679,719)	HUF	214,091,000	3/21/14	36,567
JPMC	EUR	(784,000)	USD	974,488	8/20/13	(46,282)
JPMC	EUR	(51,000)	USD	65,790	9/13/13	(619)
JPMC	EUR	(110,916)	USD	142,025	11/12/13	(2,449)
JPMC	EUR	(81,085)	USD	103,514	11/20/13	(2,108)
JPMC	EUR	(395,000)	USD	515,599	12/13/13	1,003
JPMC	EUR	(214,000)	USD	286,006	2/5/14	7,112
JPMC	EUR	(115,000)	USD	153,939	2/21/14	4,049
JPMC	EUR	(566,000)	USD	741,852	4/14/14	3,862
JPMC	EUR	(108,077)	USD	141,476	4/22/14	550
JPMC	EUR	(292,994)	USD	378,814	5/23/14	(3,315)
JPMC	INR	998,000	USD	(18,237)	7/22/13	(1,547)
JPMC	INR	5,400,000	USD	(99,419)	8/6/13	(9,358)
JPMC	JPY	(11,418,000)	USD	144,655	8/20/13	29,481
JPMC	JPY	(22,716,000)	USD	288,164	8/26/13	59,020
JPMC	JPY	(27,309,000)	USD	349,320	8/27/13	73,844
JPMC	JPY	(11,285,000)	USD	144,138	8/30/13	30,300
JPMC	JPY	(24,468,902)	USD	290,854	9/27/13	43,981
JPMC	JPY	(5,819,000)	USD	75,139	9/30/13	16,428
JPMC	JPY	(274,457,000)	USD	3,481,615	11/13/13	711,283
JPMC	JPY	(14,973,000)	USD	185,533	11/20/13	34,387
JPMC	JPY	(246,545,000)	USD	2,652,073	2/12/14	160,694
JPMC	JPY	(163,630,000)	USD	1,768,074	2/13/14	114,541
JPMC	JPY	(174,740,000)	USD	1,886,585	2/18/14	120,653
JPMC	JPY	(36,600,000)	USD	394,811	2/25/14	24,892
JPMC	JPY	(53,600,000)	USD	589,425	3/3/14	47,638
JPMC	JPY	(73,430,000)	USD	753,804	4/21/14	11,046
JPMC	JPY	(87,540,000)	USD	894,259	4/22/14	8,763
JPMC	JPY	(271,440,000)	USD	2,826,805	6/1/14	79,497
JPMC	JPY	(114,500,000)	USD	1,211,832	6/4/14	52,900
JPMC	JPY	(231,400,000)	USD	2,324,109	6/9/14	(18,216)
JPMC	JPY	(198,680,000)	USD	2,019,178	6/10/14	8,028
JPMC	MYR	304,000	USD	(97,859)	10/18/13	(2,312)
JPMC	MYR	9,226,676	USD	(2,980,000)	10/25/13	(81,197)
JPMC	MYR	393,000	USD	(126,925)	10/31/13	(3,495)
JPMC	MYR	11,102,000	USD	(3,473,391)	1/2/14	1,387
JPMC	MYR	70,000	USD	(22,812)	1/6/14	(907)
JPMC	MYR	419,000	USD	(134,900)	1/30/14	(3,932)
JPMC	MYR	1,287,000	USD	(408,766)	2/4/14	(6,579)

LVIP Global Income Fund—13

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	MYR	1,654,020	USD	(522,283)	3/1/14	$(6,013)
JPMC	MYR	3,573,000	USD	(1,107,803)	6/20/14	1,630
JPMC	PHP	67,200,000	USD	(1,528,314)	9/25/13	29,145
JPMC	PHP	2,543,000	USD	(61,216)	10/11/13	(2,317)
JPMC	PHP	62,900,000	USD	(1,426,303)	12/26/13	25,797
JPMC	PHP	44,700,000	USD	(1,027,586)	12/27/13	4,316
JPMC	PHP	49,600,000	USD	(1,119,891)	6/10/14	18,526
JPMC	PHP	22,400,000	USD	(513,761)	6/15/14	273
JPMC	SGD	518,000	USD	(423,479)	9/19/13	(14,806)
JPMC	SGD	530,000	USD	(428,282)	10/21/13	(10,123)
JPMC	SGD	1,681,806	USD	(1,380,000)	10/24/13	(53,082)
JPMC	SGD	1,683,048	USD	(1,380,000)	10/25/13	(52,100)
JPMC	SGD	448,398	USD	(361,000)	11/18/13	(7,209)
JPMC	SGD	1,678,252	USD	(1,350,000)	5/20/14	(25,608)
MNB	AUD	(28,149,000)	USD	28,433,885	7/31/13	2,746,278
MSC	CLP	113,510,000	USD	(235,424)	8/1/13	(13,358)
MSC	CLP	56,740,000	USD	(117,122)	8/22/13	(6,476)
MSC	CLP	509,384,400	USD	(1,006,907)	11/15/13	(24,140)
MSC	CLP	126,200,000	USD	(256,425)	1/13/14	(14,500)
MSC	CLP	149,750,000	USD	(302,922)	2/14/14	(16,773)
MSC	CLP	73,630,000	USD	(148,943)	2/24/14	(8,388)
MSC	CLP	81,300,000	USD	(164,358)	2/26/14	(9,193)
MSC	CLP	42,500,000	USD	(85,858)	3/10/14	(4,842)
MSC	CLP	64,400,000	USD	(130,628)	5/1/14	(8,501)
MSC	EUR	(311,142)	PLN	1,328,000	5/27/14	(14,032)
MSC	EUR	(788,000)	USD	965,669	7/16/13	(60,145)
MSC	EUR	(1,139,000)	USD	1,403,789	7/22/13	(78,993)
MSC	EUR	(196,000)	USD	249,757	8/15/13	(5,428)
MSC	EUR	(390,000)	USD	502,417	9/30/13	(5,464)
MSC	EUR	(196,000)	USD	250,061	11/15/13	(5,244)
MSC	EUR	(267,000)	USD	348,902	3/10/14	855
MSC	JPY	(12,000,000)	USD	154,309	8/6/13	33,273
MSC	JPY	(9,000,000)	USD	113,772	11/15/13	22,926
MSC	JPY	(256,633,500)	USD	3,086,132	12/17/13	494,856
MSC	JPY	(48,880,000)	USD	510,949	3/19/14	16,757
MSC	JPY	(328,879,680)	USD	3,327,630	4/16/14	1,194
UBS	EUR	(730,000)	USD	894,542	7/16/13	(55,768)
UBS	EUR	(730,000)	USD	897,973	7/18/13	(52,345)
UBS	EUR	(1,774,000)	USD	2,183,439	8/1/13	(126,104)
UBS	EUR	(324,000)	USD	400,998	8/22/13	(20,854)
UBS	EUR	(251,705)	USD	325,655	9/17/13	(2,108)
UBS	EUR	(170,000)	USD	220,172	10/7/13	(1,220)
UBS	EUR	(275,000)	USD	359,370	10/9/13	1,230
UBS	EUR	(270,000)	USD	350,419	10/11/13	(1,211)
UBS	EUR	(1,929,000)	USD	2,514,547	10/29/13	2,097
UBS	EUR	(3,838)	USD	4,940	11/8/13	(59)
UBS	EUR	(107,800)	USD	141,519	12/9/13	1,083
UBS	EUR	(3,328,000)	USD	4,362,439	1/13/14	25,947
UBS	EUR	(34,000)	USD	46,033	2/10/14	1,721
UBS	EUR	(230,000)	USD	301,127	4/11/14	1,244
UBS	EUR	(3,415,000)	USD	4,509,080	5/1/14	55,838
UBS	EUR	(1,630,646)	USD	2,104,430	5/23/14	(22,301)
UBS	EUR	(1,130,000)	USD	1,475,587	6/15/14	1,573
UBS	JPY	(22,978,000)	USD	291,839	8/20/13	60,060
UBS	JPY	(31,894,000)	USD	404,284	8/26/13	82,559

LVIP Global Income Fund—14

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	JPY	(5,370,800)	USD	67,864	11/15/13	$13,651
UBS	JPY	(11,961,000)	USD	148,127	11/20/13	27,386
UBS	JPY	(63,360,000)	USD	713,907	1/5/14	73,997
UBS	JPY	(46,050,000)	USD	526,609	1/14/14	61,462
UBS	JPY	(43,530,000)	USD	493,425	1/27/14	53,649
UBS	JPY	(59,700,000)	USD	649,407	2/20/14	46,058
UBS	JPY	(18,274,000)	USD	184,520	5/13/14	(383)

						$10,586,423

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

AUD–Australian Dollar

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CLP–Chilean Peso

DB–Deutsche Bank

EUR–European Monetary Unit

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

ILS–Israeli Shekel

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NOK–Norwegian Krone

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund—15

LVIP Global Income Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Interest	$17,281,691
Foreign tax withheld	(428,806)

16,852,885

EXPENSES:
Management fees	3,289,144
Distribution fees-Service Class	639,538
Accounting and administration expenses	192,869
Custodian fees	183,521
Reports and statements to shareholders	47,868
Professional fees	31,160
Pricing fees	25,273
Trustees’ fees	11,329
Other	8,422

4,429,124
Less management fees waived	(253,011)

Total operating expenses	4,176,113

NET INVESTMENT INCOME	12,676,772

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	215,129
Foreign currencies	(14,676,673)
Foreign currency exchange contracts	1,166,561

Net realized loss	(13,294,983)

Net change in unrealized appreciation (depreciation) of:
Investments	(61,564,011)
Foreign currencies	(260,740)
Foreign currency exchange contracts	8,725,490

Net change in unrealized appreciation (depreciation)	(53,099,261)

NET REALIZED AND UNREALIZED LOSS	(66,394,244)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,717,472)

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,676,772	$12,149,972
Net realized gain (loss)	(13,294,983)	7,857,710
Net change in unrealized appreciation (depreciation)	(53,099,261)	29,455,912

Net increase (decrease) in net assets resulting from operations	(53,717,472)	49,463,594

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,628,196)
Service Class	—	(8,352,522)
Net realized gain:
Standard Class	—	(538,831)
Service Class	—	(893,113)

	—	(16,412,662)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	221,597,602	271,019,453
Service Class	60,499,462	130,957,099
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	7,167,027
Service Class	—	9,245,635

	282,097,064	418,389,214

Cost of shares redeemed:
Standard Class	(9,592,039)	(10,629,061)
Service Class	(27,468,951)	(70,390,068)

	(37,060,990)	(81,019,129)

Increase in net assets derived from capital share transactions	245,036,074	337,370,085

NET INCREASE IN NET ASSETS	191,318,602	370,421,017
NET ASSETS:
Beginning of period	917,369,039	546,948,022

End of period	$1,108,687,641	$917,369,039

Undistributed (distributions in excess of) net investment income	$11,936,547	$(740,225)

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–16

LVIP Global Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	Year Ended 12/31/11	12/31/10	5/4/09[2] to 12/31/09
Net asset value, beginning of period	$11.804	$11.193	$11.574	$10.817	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.151	0.216	0.284	0.322	0.205
Net realized and unrealized gain (loss)	(0.731)	0.646	(0.151)	0.721	0.789

Total from investment operations	(0.580)	0.862	0.133	1.043	0.994

Less dividends and distributions from:
Net investment income	—	(0.229)	(0.498)	(0.286)	(0.177)
Net realized gain	—	(0.022)	(0.016)	—	—

Total dividends and distributions	—	(0.251)	(0.514)	(0.286)	(0.177)

Net asset value, end of period	$11.224	$11.804	$11.193	$11.574	$10.817

Total return[4]	(4.91% )	7.69%	1.09%	9.68%	9.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$597,761	$412,853	$135,791	$64,737	$91,671
Ratio of expenses to average net assets	0.70%	0.71%	0.73%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.78%	0.80%	0.84%
Ratio of net investment income to average net assets	2.63%	1.84%	2.41%	2.87%	2.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.58%	1.79%	2.36%	2.82%	2.79%
Portfolio turnover	22%	31%	42%	44%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–17

LVIP Global Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	Year Ended 12/31/11	12/31/10	5/4/09[2] to 12/31/09
Net asset value, beginning of period	$11.818	$11.207	$11.589	$10.833	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.137	0.186	0.256	0.299	0.187
Net realized and unrealized gain (loss)	(0.731)	0.647	(0.152)	0.718	0.801

Total from investment operations	(0.594)	0.833	0.104	1.017	0.988

Less dividends and distributions from:
Net investment income	—	(0.200)	(0.470)	(0.261)	(0.155)
Net realized gain	—	(0.022)	(0.016)	—	—

Total dividends and distributions	—	(0.222)	(0.486)	(0.261)	(0.155)

Net asset value, end of period	$11.224	$11.818	$11.207	$11.589	$10.833

Total return[4]	(5.03% )	7.43%	0.83%	9.42%	9.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$510,927	$504,516	$411,157	$245,585	$59,017
Ratio of expenses to average net assets	0.95%	0.96%	0.98%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.01%	1.03%	1.05%	1.09%
Ratio of net investment income to average net assets	2.38%	1.59%	2.16%	2.62%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.33%	1.54%	2.11%	2.57%	2.54%
Portfolio turnover	22%	31%	42%	44%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–18

LVIP Global Income Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Global Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek current income consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income returns for all open tax years (2009–2012), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased

LVIP Global Income Fund–19

LVIP Global Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisors, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. LIAC has contractually agreed to waive 0.05% of its advisory fee for the Fund. The fee waiver will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Mondrian Investment Partners Ltd. (Mondrian) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (Franklin) (Sub-Advisor) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $23,313 and $3,553, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$546,571
Distribution fees payable to LFD	106,802

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $377,013,444 and sales of $184,409,553 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investements was $1,114,618,748. At June 30, 2013, net unrealized depreciation was $37,195,401, of which $20,534,592 related to unrealized appreciation of investments and $57,729,993 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Global Income Fund–20

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Corporate Debt	$—	$45,997,595	$45,997,595
Foreign Debt	—	959,444,272	959,444,272
Money Market Fund	44,946,534	—	44,946,534
Short-Term Investment	—	27,034,946	27,034,946

Total	$44,946,534	$1,032,476,813	$1,077,423,347

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$10,586,423	$10,586,423

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	19,112,850	23,155,267
Service Class	5,209,419	11,269,818
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	603,405
Service Class	—	777,603

	24,322,269	35,806,093

Shares redeemed:
Standard Class	(831,541)	(915,359)
Service Class	(2,376,462)	(6,044,140)

	(3,208,003)	(6,959,499)

Net increase	21,114,266	28,846,594

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has

LVIP Global Income Fund–21

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$14,999,927	Receivables and other assets net of liabilities	$(4,413,064)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$1,166,561	$8,725,490

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$125,629,506	$288,555,241

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP Global Income Fund–22

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2013, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Received	Net Amount[1]
Foreign Currency Exchange Contracts	$14,999,927	$(4,413,504)	$(3,842,073)	$(428,122)	$6,316,228

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(4,413,504)	$4,413,504	$—	$—	$—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit in illiquid securities. As of June 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Global Income Fund–23

LVIP Global Income Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxyvoting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund–24

LVIP JPMorgan Mid Cap Value RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP JPMorgan Mid Cap Value RPM Fund

LVIP JPMorgan Mid Cap Value RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,126.50	1.06%	$5.59
Service Class Shares	1,000.00	1,125.10	1.31%	6.90

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.54	1.06%	$5.31
Service Class Shares	1,000.00	1,018.30	1.31%	6.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Mid Cap Value RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	89.69%

Beverages	2.27%
Building Products	0.77%
Capital Markets	4.76%
Chemicals	3.71%
Commercial Banks	5.41%
Commercial Services & Supplies	0.27%
Containers & Packaging	3.42%
Distributor	0.82%
Electric Utilities	3.01%
Electrical Equipment	2.51%
Electronic Equipment, Instruments & Components	2.80%
Food Products	1.05%
Gas Utilities	0.55%
Health Care Equipment & Supplies	0.72%
Health Care Providers & Services	3.85%
Hotels, Restaurants & Leisure	1.95%
Household Durables	1.41%
Household Products	0.85%
Industrial Conglomerates	1.03%
Insurance	8.62%
Internet & Catalog Retail	1.47%
IT Services	1.21%
Machinery	2.53%
Media	2.33%
Multiline Retail	2.67%
Multi-Utilities	4.99%
Oil, Gas & Consumable Fuels	4.50%
Professional Services	1.01%
Real Estate Investment Trusts	3.36%
Real Estate Management & Development	0.64%
Semiconductors & Semiconductor Equipment	3.05%
Software	0.91%
Specialty Retail	7.26%
Textiles, Apparel & Luxury Goods	1.73%
Thrift & Mortgage Finance	0.94%
Trading Companies & Distributors	1.01%
Wireless Telecommunication Services	0.30%

Money Market Fund	8.72%

Total Value of Securities	98.41%

Receivables and Other Assets Net of Liabilities	1.59%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Loews	1.59%
Ball	1.57%
Marsh & McLennan	1.56%
AutoZone	1.48%
Kohl’s	1.47%
Analog Devices	1.40%
Amphenol Class A	1.37%
Fifth Third Bancorp	1.36%
Bed Bath & Beyond	1.33%
Arrow Electronics	1.23%

Total	14.36%

LVIP JPMorgan Mid Cap Value RPM Fund–2

LVIP JPMorgan Mid Cap Value RPM Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.69%
Beverages–2.27%
Beam	17,450	$1,101,270
Brown-Forman Class B	7,643	516,285
Dr Pepper Snapple Group	18,750	861,188

		2,478,743

Building Products–0.77%
Fortune Brands Home & Security	21,760	842,982

		842,982

Capital Markets–4.76%
Ameriprise Financial	14,547	1,176,561
Invesco	38,873	1,236,161
Northern Trust	16,920	979,668
Schwab (Charles)	46,319	983,352
T. Rowe Price Group	11,290	825,864

		5,201,606

Chemicals–3.71%
Airgas	12,522	1,195,350
Albemarle	19,601	1,220,946
Sherwin-Williams	3,405	601,323
Sigma-Aldrich	12,900	1,036,644

		4,054,263

Commercial Banks–5.41%
City National	6,866	435,098
Cullen/Frost Bankers	4,436	296,192
Fifth Third Bancorp	82,127	1,482,392
First Republic Bank	13,210	508,321
Huntington Bancshares	58,338	459,703
M&T Bank	9,466	1,057,826
SunTrust Banks	34,391	1,085,724
Zions Bancorp	20,360	587,997

		5,913,253

Commercial Services & Supplies–0.27%
Republic Services	8,765	297,484

		297,484

Containers & Packaging–3.42%
Ball	41,356	1,717,928
Rock-Tenn Class A	9,734	972,232
Silgan Holdings	22,280	1,046,269

		3,736,429

Distributor–0.82%
Genuine Parts	11,430	892,340

		892,340

Electric Utilities–3.01%
Edison International	20,200	972,832
NV Energy	10,794	253,227
Westar Energy	31,763	1,015,145

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	36,966	$1,047,616

		3,288,820

Electrical Equipment–2.51%
AMETEK	25,280	1,069,344
Hubbell Class B	6,624	655,776
Regal-Beloit	15,732	1,020,063

		2,745,183

Electronic Equipment, Instruments & Components–2.80%
Amphenol Class A	19,290	1,503,463
†Arrow Electronics	33,831	1,348,165
†CDW	11,300	210,406

		3,062,034

Food Products–1.05%
Hershey	9,760	871,373
Smucker (J.M.)	2,661	274,482

		1,145,855

Gas Utilities–0.55%
Questar	25,422	606,315

		606,315

Health Care Equipment & Supplies–0.72%
†CareFusion	21,431	789,732

		789,732

Health Care Providers & Services–3.85%
AmerisourceBergen	17,073	953,186
CIGNA	18,010	1,305,545
†Henry Schein	8,111	776,628
Humana	13,884	1,171,532

		4,206,891

Hotels, Restaurants & Leisure–1.95%
Darden Restaurants	9,373	473,149
Marriott International Class A	23,212	937,068
Yum Brands	10,351	717,738

		2,127,955

Household Durables–1.41%
†Jarden	10,426	456,138
†Mohawk Industries	9,690	1,090,028

		1,546,166

Household Products–0.85%
Energizer Holdings	9,298	934,542

		934,542

Industrial Conglomerates–1.03%
Carlisle	18,080	1,126,565

		1,126,565

LVIP JPMorgan Mid Cap Value RPM Fund–3

LVIP JPMorgan Mid Cap Value RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–8.62%
†Alleghany	2,350	$900,779
Berkley (W.R.)	20,450	835,587
Chubb	8,887	752,285
Hartford Financial Services Group	28,910	893,897
Loews	39,270	1,743,588
Marsh & McLennan	42,734	1,705,941
Old Republic International	45,330	583,397
OneBeacon Insurance Group	3,241	46,930
Unum Group	35,550	1,044,104
XL Group	30,462	923,608

		9,430,116

Internet & Catalog Retail–1.47%
Expedia	16,923	1,017,918
†TripAdvisor	9,728	592,143

		1,610,061

IT Services–1.21%
Jack Henry & Associates	28,090	1,323,882

		1,323,882

Machinery–2.53%
IDEX	22,396	1,205,129
†Rexnord	25,148	423,744
Snap-on	12,735	1,138,254

		2,767,127

Media–2.33%
Cablevision Systems Class A	11,630	195,617
CBS Class B	14,173	692,635
†Clear Channel Outdoor Holdings Class A	25,686	191,618
DISH Network Class A	30,320	1,289,206
Gannett	7,281	178,093

		2,547,169

Multiline Retail–2.67%
Family Dollar Stores	21,048	1,311,501
Kohl’s	31,783	1,605,359

		2,916,860

Multi-Utilities–4.99%
CenterPoint Energy	45,622	1,071,661
CMS Energy	38,815	1,054,604
NiSource	41,917	1,200,503
Sempra Energy	15,172	1,240,463
Wisconsin Energy	21,784	892,926

		5,460,157

Oil, Gas & Consumable Fuels–4.50%
Devon Energy	14,650	760,042
Energen	19,392	1,013,426
EQT	13,894	1,102,767
PBF Energy	20,092	520,383

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources	26,027	$723,030
Williams	24,745	803,470

		4,923,118

Professional Services–1.01%
Equifax	18,743	1,104,525

		1,104,525

Real Estate Investment Trusts–3.36%
Annaly Capital Management	38,962	489,752
HCP	18,390	835,642
Kimco Realty	25,219	540,443
Regency Centers	14,685	746,145
Vornado Realty Trust	12,793	1,059,900

		3,671,882

Real Estate Management & Development–0.64%
Brookfield Office Properties	42,090	702,061

		702,061

Semiconductors & Semiconductor Equipment–3.05%
Analog Devices	33,924	1,528,615
KLA-Tencor	9,900	551,727
Xilinx	31,751	1,257,657

		3,337,999

Software–0.91%
†Synopsys	27,736	991,562

		991,562

Specialty Retail–7.26%
†AutoZone	3,807	1,612,988
†Bed Bath & Beyond	20,499	1,453,379
Gap	32,043	1,337,154
PETsMART	12,963	868,391
Tiffany & Co.	8,423	613,531
TJX	17,629	882,508
Williams-Sonoma	20,865	1,166,145

		7,934,096

Textiles, Apparel & Luxury Goods–1.73%
PVH	8,445	1,056,047
VF	4,302	830,544

		1,886,591

Thrift & Mortgage Finance–0.94%
Capitol Federal Financial	5,924	71,917
Hudson City Bancorp	33,356	305,541
People’s United Financial	43,926	654,497

		1,031,955

Trading Companies & Distributors–1.01%
MSC Industrial Direct	14,304	1,107,988

		1,107,988

LVIP JPMorgan Mid Cap Value RPM Fund–4

LVIP JPMorgan Mid Cap Value RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.30%
Telephone & Data Systems	13,370	$329,571

		329,571

Total Common Stock (Cost $89,370,096)		98,073,878

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–8.72%
Dreyfus Treasury & Agency Cash Management Fund	9,538,929	$9,538,929

Total Money Market Fund (Cost $9,538,929)		9,538,929

TOTAL VALUE OF SECURITIES–98.41% (Cost $98,909,025)	$107,612,807
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.59%	1,739,796

NET ASSETS APPLICABLE TO 8,291,819 SHARES OUTSTANDING–100.00%	$109,352,603

NET ASSET VALUE–LVIP JPMORGAN MID CAP VALUE RPM FUND STANDARD CLASS ($19,704,921 / 1,484,566 Shares)	$13.273
NET ASSET VALUE–LVIP JPMORGAN MID CAP VALUE RPM FUND SERVICE CLASS ($89,647,682 / 6,807,253 Shares)	$13.169

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$102,377,642
Undistributed net investment income	401,087
Accumulated net realized loss on investments	(2,324,825)
Net unrealized appreciation of investments and derivatives	8,898,699

Total net assets	$109,352,603

†	Non-income producing for the period.

«	Includes $1,518,300 cash pledged as collateral for futures contracts, $1,103,040 payable for securities purchased and $56,618 payable for fund shares redeemed as of June 30, 2013.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(91) E-mini Russell 2000 Index	$ (8,861,343)	$(8,869,770)	9/21/13	$ (8,427)
(309) E-mini S&P 500 Index	(24,912,532)	(24,709,185)	9/21/13	203,347

	$(33,773,875)			$194,920

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value RPM Fund–5

LVIP JPMorgan Mid Cap Value RPM Fund	LVIP JPMorgan Mid Cap Value RPM Fund
Statement of Operations	Statements of Changes in Net Assets
Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$629,012
Foreign tax withheld	(1,342)

627,670

EXPENSES:
Management fees	383,211
Distribution fees-Service Class	74,705
Accounting and administration expenses	24,969
Reports and statements to shareholders	19,299
Professional fees	12,114
Custodian fees	3,110
Trustees’ fees	695
Pricing fees	482
Other	1,753

520,338
Less management fees waived	(26,565)

Total operating expenses	493,773

NET INVESTMENT INCOME	133,897

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	756,791
Futures contracts	(1,489,867)

Net realized loss	(733,076)

Net change in unrealized appreciation (depreciation) of:
Investments	7,986,537
Futures contracts	194,920

Net change in unrealized appreciation (depreciation)	8,181,457

NET REALIZED AND UNREALIZED GAIN	7,448,381

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,582,278

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$133,897	$188,747
Net realized gain (loss)	(733,076)	10,964,298
Net change in unrealized appreciation (depreciation)	8,181,457	(5,526,963)

Net increase in net assets resulting from operations	7,582,278	5,626,082

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,617,889	4,001,517
Service Class	53,717,747	18,430,185

	56,335,636	22,431,702

Cost of shares redeemed:
Standard Class	(2,068,582)	(10,055,237)
Service Class	(5,749,317)	(10,694,437)

	(7,817,899)	(20,749,674)

Increase in net assets derived from capital share transactions	48,517,737	1,682,028

NET INCREASE IN NET ASSETS	56,100,015	7,308,110
NET ASSETS:
Beginning of period	53,252,588	45,944,478

End of period	$109,352,603	$53,252,588

Undistributed net investment income	$401,087	$267,190

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value RPM Fund—6

LVIP JPMorgan Mid Cap Value RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Mid Cap Value RPM Fund Standard Class

	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12[2]	12/31/11	Year Ended 12/31/10[3]	12/31/09	12/31/08

Net asset value, beginning of period	$11.782	$10.357	$10.544	$8.457	$6.821	$14.660

Income (loss) from investment operations:
Net investment income[4]	0.034	0.061	0.030	0.033	0.046	0.090
Net realized and unrealized gain (loss)	1.457	1.364	(0.217)	2.061	1.633	(3.750)

Total from investment operations	1.491	1.425	(0.187)	2.094	1.679	(3.660)

Less dividends and distributions from:
Net investment income	—	—	—	(0.007)	(0.043)	(0.038)
Net realized gain	—	—	—	—	—	(4.141)

Total dividends and distributions	—	—	—	(0.007)	(0.043)	(4.179)

Net asset value, end of period	$13.273	$11.782	$10.357	$10.544	$8.457	$6.821

Total return[5]	12.65%	13.76%	(1.77% )	24.77%	24.65%	(33.95% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,705	$16,971	$20,844	$47,733	$16,729	$20,205
Ratio of expenses to average net assets	1.06%	1.13%	1.02%	1.23%	1.25%	1.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.22%	1.08%	1.26%	1.25%	1.25%
Ratio of net investment income to average net assets	0.53%	0.55%	0.27%	0.35%	0.66%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.46%	0.46%	0.21%	0.32%	0.66%	0.85%
Portfolio turnover	10%	146%	87%	57%	76%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-advisor.

[3]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value RPM Fund–7

LVIP JPMorgan Mid Cap Value RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Mid Cap Value RPM Fund Service Class

	Six Months
	Ended
	6/30/13[1]				Year Ended
	(Unaudited)	12/31/12[2]	12/31/11		12/31/10[3]	12/31/09	12/31/08

Net asset value, beginning of period	$11.705	$10.315	$10.526		$8.458	$6.823	$14.657

Income (loss) from investment operations:
Net investment income[4]	0.018	0.033	0.003		0.010	0.028	0.067
Net realized and unrealized gain (loss)	1.446	1.357	(0.214)		2.058	1.632	(3.747)

Total from investment operations	1.464	1.390	(0.211)		2.068	1.660	(3.680)

Less dividends and distributions from:
Net investment income	—	—	—		—	(0.025)	(0.013)
Net realized gain	—	—	—		—	—	(4.141)

Total dividends and distributions	—	—	—		—	(0.025)	(4.154)

Net asset value, end of period	$13.169	$11.705	$10.315		$10.526	$8.458	$6.823

Total return[5]	12.51%	13.48%	(2.00%	)	24.45%	24.36%	(34.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,648	$36,282	$25,100		$16,199	$8,063	$4,317
Ratio of expenses to average net assets	1.31%	1.38%	1.27%		1.48%	1.50%	1.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.38%	1.47%	1.33%		1.51%	1.50%	1.50%
Ratio of net investment income to average net assets	0.28%	0.30%	0.02%		0.10%	0.41%	0.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.21%	0.21%	(0.04%	)	0.07%	0.41%	0.60%
Portfolio turnover	10%	146%	87%		57%	76%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-advisor.

[3]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value RPM Fund–8

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund

LVIP JPMorgan Mid Cap Value RPM Fund–9

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,285 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of average daily net assets in excess of $150 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% of the first $60 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

J.P. Morgan Investment Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $1,662 and $231, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $2,766 for the six months ended June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$74,750
Distribution fees payable to LFD	17,442
Trading operation fee payable to Lincoln Life	508

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $48,930,902 and sales of $7,398,235 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $98,931,432. At June 30, 2013, net unrealized appreciation was $8,681,375, of which $9,321,559 related to unrealized appreciation of investments and $640,184 related to unrealized depreciation of investments.

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $1,583,114 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

LVIP JPMorgan Mid Cap Value RPM Fund–10

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Common Stock.	$98,073,878
Money Market Fund	9,538,929

Total	$107,612,807

Futures Contracts	$194,920

There were no Level 3 investments at the beginning or end of the period.

During the six moths ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP JPMorgan Mid Cap Value RPM Fund–11

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	203,941	356,740
Service Class	4,152,408	1,623,095

	4,356,349	1,979,835

Shares redeemed:
Standard Class	(159,776)	(928,894)
Service Class	(444,941)	(956,759)

	(604,717)	(1,885,653)

Net increase	3,751,632	94,182

5. Derivatives

U.S. GAAP requires enchanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts-The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for those instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$203,347	Receivables and other assets net of liabilities	$(8,427)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

Change in Unrealized
		Realized Gain (Loss)	Appreciation (Depreciation)
		on Derivatives	on Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Interest rate contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,489,867)	$194,920

Derivatives Generally-The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative	Liability Derivative
	Volume	Volume
Futures contracts (average notional value)	$2,796,628	$8,850,393

LVIP JPMorgan Mid Cap Value RPM Fund–12

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occured that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Mid Cap Value RPM Fund–13

LVIP JPMorgan High Yield Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP JPMorgan High Yield Fund

LVIP JPMorgan High Yield Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,013.80	0.72%	$3.60
Service Class Shares	1,000.00	1,012.60	0.97%	4.84

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Corporate Bonds	87.69%

Aerospace & Defense	0.72%
Airlines	1.10%
Auto Components	0.59%
Automobiles	0.41%
Beverages	0.19%
Building Products	0.73%
Capital Markets	0.20%
Chemicals	2.18%
Commercial Banks	2.64%
Commercial Services & Supplies	2.49%
Communications Equipment	0.70%
Computers & Peripherals	0.17%
Construction & Engineering	0.35%
Construction Materials	1.75%
Consumer Finance	2.02%
Containers & Packaging	2.95%
Distributor	0.51%
Diversified Consumer Services	0.23%
Diversified Financial Services	2.19%
Diversified Telecommunication Services	4.44%
Electric Utilities	0.08%
Electrical Equipment	0.08%
Electronic Equipment, Instruments & Components	0.29%
Energy Equipment & Services	2.38%
Food & Staples Retailing	1.38%
Food Products	1.83%
Gas Utilities	0.32%
Health Care Equipment & Supplies	0.67%
Health Care Providers & Services	5.88%
Health Care Technology	0.05%
Hotels, Restaurants & Leisure	3.91%
Household Durables	1.85%
Independent Power Producers & Energy Traders	2.51%
Insurance	1.83%
Internet & Catalog Retail	0.07%
Internet Software & Services	0.44%
IT Services	2.91%
Life Sciences Tools & Services	0.07%
Machinery	0.71%
Marine	0.59%
Media	5.60%
Metals & Mining	3.69%
Multiline Retail	0.05%
Oil, Gas & Consumable Fuels	11.83%

Security Type/Sector	Percentage of Net Assets

Paper & Forest Products	0.29%
Personal Products	0.06%
Pharmaceuticals	1.15%
Professional Services	0.10%
Real Estate Investment Trusts	1.00%
Real Estate Management & Development	0.42%
Road & Rail	1.25%
Semiconductors & Semiconductor Equipment	0.74%
Software	0.34%
Specialty Retail	1.85%
Textiles, Apparel & Luxury Goods	0.18%
Trading Companies & Distributors	0.52%
Wireless Telecommunication Services	4.21%

Senior Secured Loans	7.12%

Common Stock	0.36%

Convertible Preferred Stock	0.28%

Preferred Stock	0.72%

Warrants	0.04%

Money Market Fund	1.00%

Total Value of Securities	97.21%

Receivables and Other Assets Net of Liabilities	2.79%

Total Net Assets	100.00%

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–87.69%
Aerospace & Defense–0.72%
BE Aerospace 5.25% 4/1/22	856,000	$856,000
#Bombardier 144A
6.125% 1/15/23	150,000	149,625
Esterline Technologies
7.00% 8/1/20	850,000	915,875
#GenCorp 144A 7.125% 3/15/21	153,000	159,120
TransDigm 7.75% 12/15/18	600,000	634,500
Triumph Group
#144A 4.875% 4/1/21	200,000	199,500
8.625% 7/15/18	35,000	37,975

		2,952,595

Airlines–1.10%
Continental Airlines Pass Through Trust
@¿Series 2003-ERJ1
7.875% 7/2/18	580,916	615,770
¿Series 2004-ERJ1
9.558% 9/1/19	508,787	569,842
¿Series 2005-ERJ1
9.798% 4/1/21	660,813	763,240
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A
4.75% 5/7/20	154,287	161,230
#¿Series 2012-1 Class B
144A 6.875% 5/7/19	217,018	228,954
Northwest Airlines Pass Through Trust
¿Series 2007-1 Class A
7.027% 11/1/19	832,641	911,742
¿Series 2007-1 Class B
8.028% 11/1/17	93,533	96,573
¿UAL Pass Through Trust Series
2007-1 6.636% 7/2/22	368,776	394,590
•¿United Airlines Pass Through Trust Series 2007-1 Class C
2.663% 7/2/14	655,635	653,996
¿US Airways Series 2013-1
Class A Pass-Through Trust
3.95% 11/15/25	150,000	144,375

		4,540,312

Auto Components–0.59%
Dana Holding 6.75% 2/15/21	18,000	19,215
Goodyear Tire & Rubber
7.00% 5/15/22	1,488,000	1,532,640
#Poindexter (J.B.) 144A
9.00% 4/1/22	609,000	642,495
#Schaeffler Finance 144A
4.75% 5/15/21	250,000	238,750

		2,433,100

Automobiles–0.41%
Chrysler Group
8.00% 6/15/19	400,000	438,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
Chrysler Group (continued)
8.25% 6/15/21	1,000,000	$1,108,750
#Jaguar Land Rover Automotive
144A 5.625% 2/1/23	150,000	146,250

		1,693,500

Beverages–0.19%
Constellation Brands
3.75% 5/1/21	159,000	149,261
4.25% 5/1/23	320,000	302,800
6.00% 5/1/22	5,000	5,388
7.25% 5/15/17	150,000	171,375
#Pernod-Ricard 144A
5.75% 4/7/21	150,000	166,898

		795,722

Building Products–0.73%
Building Materials Corporation of America
#144A 6.75% 5/1/21	550,000	585,750
#144A 7.50% 3/15/20	150,000	161,250
#Calcipar 144A 6.875% 5/1/18	200,000	206,000
Griffon 7.125% 4/1/18	385,000	405,213
Masco
5.95% 3/15/22	156,000	164,580
7.125% 3/15/20	20,000	22,400
#Masonite International 144A
8.25% 4/15/21	765,000	828,113
Nortek 8.50% 4/15/21	329,000	353,675
#Roofing Supply Group 144A
10.00% 6/1/20	260,000	284,050

		3,011,031

Capital Markets–0.20%
E Trade Financial
6.00% 11/15/17	105,000	106,575
6.375% 11/15/19	240,000	244,800
#Neuberger Berman Group 144A
5.625% 3/15/20	225,000	234,000
Oppenheimer Holdings
8.75% 4/15/18	220,000	232,650

		818,025

Chemicals–2.18%
Ashland
#144A 3.00% 3/15/16	344,000	347,440
#144A 3.875% 4/15/18	423,000	420,356
#144A 4.75% 8/15/22	262,000	260,035
#Basell Finance 144A
8.10% 3/15/27	435,000	551,868
Celanese US Holdings
4.625% 11/15/22	225,000	223,031
6.625% 10/15/18	435,000	462,188
Chemtura 7.875% 9/1/18	540,000	587,250

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
#INEOS Group Holdings 144A
6.125% 8/15/18	236,000	$225,970
LyondellBasell Industries
5.00% 4/15/19	430,000	468,472
5.75% 4/15/24	200,000	220,381
6.00% 11/15/21	780,000	877,954
Olin 5.50% 8/15/22	260,000	263,900
OMNOVA Solutions
7.875% 11/1/18	355,000	370,975
#PetroLogistics 144A
6.25% 4/1/20	425,000	418,625
PolyOne
#144A 5.25% 3/15/23	1,010,000	999,900
7.375% 9/15/20	648,000	703,080
Rain CII Carbon
#144A 8.00% 12/1/18	330,000	339,900
#144A 8.25% 1/15/21	400,000	402,000
#Tronox Finance 144A
6.375% 8/15/20	690,000	653,775
#US Coatings Acquisition 144A
7.375% 5/1/21	184,000	188,370

		8,985,470

Commercial Banks–2.64%
AmSouth Bancorp
6.75% 11/1/25	425,000	454,004
•BAC Capital Trust XIV
4.00% 12/31/49	296,000	249,380
Barclays Bank
7.625% 11/21/22	220,000	216,425
#144A 10.179% 6/12/21	230,000	292,943
CIT Group
4.25% 8/15/17	338,000	340,958
5.00% 5/15/17	749,000	768,661
5.00% 8/15/22	1,235,000	1,231,231
5.375% 5/15/20	858,000	882,668
#144A 6.625% 4/1/18	731,000	793,135
#Provident Funding Associates
144A 6.75% 6/15/21	380,000	380,950
Regions Bank 7.50% 5/15/18	310,000	362,361
Royal Bank of Scotland Group
6.10% 6/10/23	450,000	427,698
6.125% 12/15/22	1,285,000	1,227,063
•7.648% 8/29/49	155,000	143,375
•9.50% 3/16/22	697,000	772,182
•Wachovia Capital Trust III
5.57% 3/29/49	1,865,000	1,832,363
•Wells Fargo 7.98% 3/29/49	455,000	515,003

		10,890,400

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–2.49%
Casella Waste Systems
7.75% 2/15/19	275,000	$262,625
Cenveo 8.875% 2/1/18	850,000	824,500
Clean Harbors 5.125% 6/1/21	150,000	151,875
Covanta Holding
6.375% 10/1/22	144,000	146,246
Deluxe 7.00% 3/15/19	485,000	514,100
Donnelley (R.R.)
7.625% 6/15/20	515,000	525,300
Garda World Security
#144A 9.75% 3/15/17	785,000	837,988
#144A 9.75% 3/15/17	175,000	186,703
#Igloo Holdings PIK 144A
8.25% 12/15/17	208,000	213,720
International Lease Finance
5.875% 4/1/19	260,000	263,900
5.875% 8/15/22	120,000	118,980
6.25% 5/15/19	1,345,000	1,388,713
8.25% 12/15/20	631,000	710,664
8.625% 1/15/22	1,705,000	1,969,275
8.75% 3/15/17	323,000	361,356
Iron Mountain
5.75% 8/15/24	100,000	94,250
7.75% 10/1/19	346,000	373,680
8.375% 8/15/21	250,000	267,188
#Liberty Tire Recycling 144A
11.00% 10/1/16	160,000	160,800
#Safway Group Holding 144A
7.00% 5/15/18	233,000	228,923
#Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	330,000	346,500
TransUnion Holding
9.625% 6/15/18	306,000	328,185

		10,275,471

Communications Equipment–0.70%
Alcatel-Lucent USA
6.45% 3/15/29	250,000	190,625
Avaya
#144A 7.00% 4/1/19	725,000	657,938
#144A 10.50% 3/1/21	456,000	347,700
#Brightstar 144A 9.50% 12/1/16	710,000	734,850
#Goodman Networks 144A
13.125% 7/1/18	465,000	495,225
Nokia
5.375% 5/15/19	332,000	324,530
6.625% 5/15/39	158,000	143,385

		2,894,253

Computers & Peripherals–0.17%
NCR 5.00% 7/15/22	91,000	88,270

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Computers & Peripherals (continued)
Seagate HDD Cayman
#144A 4.75% 6/1/23	257,000	$240,938
6.875% 5/1/20	50,000	53,250
7.00% 11/1/21	278,000	298,850

		681,308

Construction & Engineering–0.35%
Dycom Investments
7.125% 1/15/21	244,000	259,860
MasTec 4.875% 3/15/23	187,000	178,118
#New Enterprise Stone & Lime
PIK 144A 13.00% 3/15/18	108,110	119,462
Tutor Perini 7.625% 11/1/18	855,000	893,475

		1,450,915

Construction Materials–1.75%
Cemex Espana Luxembourg
#144A 9.25% 5/12/20	375,000	397,500
#144A 9.875% 4/30/19	1,350,000	1,464,750
Cemex Finance
#144A 9.375% 10/12/22	1,730,000	1,894,350
#144A 9.50% 12/14/16	1,085,000	1,152,813
#Cemex SAB de CV 144A
9.00% 1/11/18	300,000	316,500
#Grupo Cementos de Chihuahua
144A 8.125% 2/8/20	350,000	361,375
Lafarge 7.125% 7/15/36	225,000	235,125
Vulcan Materials 7.50% 6/15/21	1,237,000	1,391,625

		7,214,038

Consumer Finance–2.02%
#ACE Cash Express 144A
11.00% 2/1/19	845,000	815,425
Ally Financial
4.625% 6/26/15	390,000	399,951
5.50% 2/15/17	260,000	272,761
6.25% 12/1/17	515,000	552,863
7.50% 9/15/20	365,000	422,031
8.00% 12/31/18	450,000	511,875
8.00% 3/15/20	810,000	944,663
8.00% 11/1/31	2,310,000	2,789,325
Ford Motor Credit
5.875% 8/2/21	1,250,000	1,365,021
8.125% 1/15/20	200,000	241,665

		8,315,580

Containers & Packaging–2.95%
Ardagh Packaging Finance
#144A 4.875% 11/15/22	400,000	375,000
#144A 7.00% 11/15/20	200,000	193,250
#144A 7.375% 10/15/17	400,000	429,000
#144A 9.125% 10/15/20	500,000	535,625
#144A 9.125% 10/15/20	491,000	523,529

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Ball
4.00% 11/15/23	354,000	$328,778
5.00% 3/15/22	135,000	135,000
5.75% 5/15/21	200,000	211,500
Berry Plastics
9.50% 5/15/18	205,000	223,963
9.75% 1/15/21	775,000	879,625
Cascades 7.75% 12/15/17	250,000	261,250
Crown Americas
#144A 4.50% 1/15/23	445,000	421,638
6.25% 2/1/21	250,000	266,250
Graphic Packaging International 4.75% 4/15/21	357,000	347,183
Owens Illinois 7.80% 5/15/18	400,000	460,000
Reynolds Group Issuer
5.75% 10/15/20	885,000	893,850
6.875% 2/15/21	435,000	457,838
7.125% 4/15/19	500,000	530,625
7.875% 8/15/19	900,000	985,500
9.00% 4/15/19	925,000	959,688
9.875% 8/15/19	1,500,000	1,612,500
Sealed Air
#144A 5.25% 4/1/23	200,000	195,000
#144A 6.50% 12/1/20	355,000	376,300
#144A 8.375% 9/15/21	500,000	567,500

		12,170,392

Distributor–0.51%
#American Builders & Contractors Supply 144A
5.625% 4/15/21	105,000	103,425
HD Supply
#144A 7.50% 7/15/20	740,000	751,100
8.125% 4/15/19	382,000	420,200
10.50% 1/15/21	373,000	387,454
VWR Funding 7.25% 9/15/17	410,000	426,400

		2,088,579

Diversified Consumer Services–0.23%
#Coinstar 144A 6.00% 3/15/19	247,000	247,309
#Service Corp International 144A
5.375% 1/15/22	83,000	83,000
Service International
7.00% 5/15/19	230,000	244,375
8.00% 11/15/21	340,000	391,000

		965,684

Diversified Financial Services–2.19%
Alphabet Holding PIK
7.75% 11/1/17	61,000	62,830
#Ausdrill Finance 144A
6.875% 11/1/19	212,000	204,050

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America
5.875% 1/5/21	790,000	$890,501
•8.00% 12/30/49	2,069,000	2,314,963
#@‡Chukchansi Economic Development Authority 144A
9.75% 5/30/20	236,584	117,109
#CNG Holdings 144A
9.375% 5/15/20	978,000	943,770
#Compiler Finance Sub 144A
7.00% 5/1/21	251,000	244,725
General Motors Financial
#144A 2.75% 5/15/16	120,000	118,275
#144A 3.25% 5/15/18	56,000	54,600
#144A 4.25% 5/15/23	94,000	87,773
#•ILFC E-Capital Trust I 144A
4.96% 12/21/65	2,595,000	2,231,700
#•ILFC E-Capital Trust II 144A
6.25% 12/21/65	566,000	517,890
Nationstar Mortgage
6.50% 7/1/21	172,000	165,980
6.50% 6/1/22	325,000	318,500
7.875% 10/1/20	153,000	162,945
9.625% 5/1/19	143,000	160,875
#Patriot Merger 144A
9.00% 7/15/21	221,000	217,133
SquareTwo Financial
11.625% 4/1/17	235,000	242,050

		9,055,669

Diversified Telecommunication Services–4.44%
Cincinnati Bell
8.25% 10/15/17	142,000	148,745
8.75% 3/15/18	100,000	100,625
Clearwire Communications
#144A 12.00% 12/1/15	500,000	532,500
#144A 12.00% 12/1/15	203,000	216,195
#144A 14.75% 12/1/16	670,000	917,900
Embarq 7.995% 6/1/36	520,000	550,153
Frontier Communications
8.50% 4/15/20	175,000	193,813
9.25% 7/1/21	766,000	878,985
#GNET Escrow 144A
12.125% 7/1/18	251,000	263,393
Intelsat Jackson Holdings
#144A 5.50% 8/1/23	715,000	675,675
#144A 6.625% 12/15/22	760,000	741,000
#144A 6.625% 12/15/22	200,000	195,000
7.25% 10/15/20	515,000	543,325
7.50% 4/1/21	1,200,000	1,266,000
Intelsat Luxembourg
#144A 7.75% 6/1/21	1,260,000	1,277,325
#144A 8.125% 6/1/23	621,000	643,511

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Level 3 Communications
11.875% 2/1/19	1,945,000	$2,212,438
Level 3 Financing
7.00% 6/1/20	100,000	100,250
8.125% 7/1/19	723,000	764,573
8.625% 7/15/20	817,000	873,169
9.375% 4/1/19	225,000	244,125
10.00% 2/1/18	225,000	243,000
#Lynx I 144A 5.375% 4/15/21	543,000	548,430
#Lynx II 144A 6.375% 4/15/23	200,000	202,500
Qwest 7.25% 9/15/25	140,000	156,864
Qwest Capital Funding
7.75% 2/15/31	660,000	653,400
Qwest Communications International 7.125% 4/1/18	175,000	181,891
#Telesat Canada 144A
6.00% 5/15/17	335,000	342,956
#UPCB Finance III 144A
6.625% 7/1/20	265,000	275,600
#UPCB Finance V 144A
7.25% 11/15/21	450,000	478,125
#UPCB Finance VI 144A
6.875% 1/15/22	450,000	468,000
#Wind Acquisition Finance 144A
7.25% 2/15/18	600,000	607,500
Windstream
6.375% 8/1/23	126,000	118,440
7.00% 3/15/19	250,000	251,250
7.75% 10/1/21	100,000	104,000
7.875% 11/1/17	170,000	187,425
8.125% 9/1/18	135,000	144,450

		18,302,531

Electric Utilities–0.08%
#InterGen 144A 7.00% 6/30/23	353,000	345,499

		345,499

Electrical Equipment–0.08%
#General Cable 144A
5.75% 10/1/22	150,000	149,250
#International Wire Group Holdings 144A 8.50% 10/15/17	177,000	180,540

		329,790

Electronic Equipment, Instruments & Components–0.29%
CDW 8.50% 4/1/19	569,000	614,520
Jabil Circuit 4.70% 9/15/22	337,000	326,048
#Viasystems 144A 7.875% 5/1/19	256,000	271,360

		1,211,928

Energy Equipment & Services–2.38%
Basic Energy Services
7.75% 2/15/19	325,000	322,563

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Basic Energy Services (continued)
7.75% 10/15/22	246,000	$244,155
•Bluewater Holding
3.278% 7/17/14	1,200,000	1,179,000
Cie Generale de Geophysique - Veritas 9.50% 5/15/16	275,000	288,406
#Exterran Partners 144A
6.00% 4/1/21	420,000	415,800
#Helix Energy Solutions Group
144A 9.50% 1/15/16	65,000	66,836
#Hercules Offshore 144A
8.75% 7/15/21	205,000	205,000
Key Energy Services
6.75% 3/1/21	1,040,000	1,003,600
#Ocean Rig UDW 144A
9.50% 4/27/16	200,000	208,500
Oil States International
#144A 5.125% 1/15/23	259,000	271,950
6.50% 6/1/19	515,000	535,600
#Petroleum Geo-Services 144A
7.375% 12/15/18	600,000	655,500
Pioneer Energy Services
9.875% 3/15/18	500,000	538,750
Precision Drilling
6.50% 12/15/21	360,000	366,300
6.625% 11/15/20	385,000	392,700
#Sea Trucks Group 144A
9.00% 3/26/18	400,000	390,000
#Seadrill 144A 5.625% 9/15/17	267,000	264,330
SESI 7.125% 12/15/21	500,000	542,500
#Trinidad Drilling 144A
7.875% 1/15/19	590,000	622,450
Unit 6.625% 5/15/21	1,290,000	1,322,250

		9,836,190

Food & Staples Retailing–1.38%
American Stores 7.10% 3/20/28	400,000	482,000
#Ingles Markets 144A
5.75% 6/15/23	425,000	420,750
New Albertsons
7.45% 8/1/29	540,000	426,600
8.00% 5/1/31	454,000	363,200
Rite Aid
#144A 6.75% 6/15/21	440,000	434,500
9.25% 3/15/20	225,000	249,469
9.50% 6/15/17	1,000,000	1,039,050
10.25% 10/15/19	500,000	565,000
SUPERVALU 8.00% 5/1/16	872,000	942,850
#Tops Holding 144A
8.875% 12/15/17	550,000	598,125

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
#Tops Holding II PIK 144A
8.75% 6/15/18	170,000	$167,663

		5,689,207

Food Products–1.83%
#ARAMARK 144A 5.75% 3/15/20	675,000	693,563
#Bumble Bee Acquisition 144A
9.00% 12/15/17	745,000	795,288
Dean Foods
7.00% 6/1/16	115,000	125,638
9.75% 12/15/18	85,000	96,475
#ESAL 144A 6.25% 2/5/23	200,000	183,600
#Hawk Acquisition 144A
4.25% 10/15/20	1,537,000	1,473,599
JBS USA Finance
#144A 7.25% 6/1/21	105,000	105,525
#144A 8.25% 2/1/20	239,000	251,548
Michael Foods 9.75% 7/15/18	100,000	110,000
#Nufarm Australia 144A
6.375% 10/15/19	160,000	160,400
Pilgrim’s Pride 7.875% 12/15/18	1,390,000	1,487,300
Smithfield Foods 7.75% 7/1/17	755,000	836,163
#Wells Enterprises 144A
6.75% 2/1/20	1,189,000	1,248,450

		7,567,549

Gas Utilities–0.32%
AmeriGas Finance
6.75% 5/20/20	122,000	126,880
7.00% 5/20/22	157,000	161,318
AmeriGas Partners
6.25% 8/20/19	415,000	419,150
6.50% 5/20/21	27,000	27,405
Ferrellgas
6.50% 5/1/21	343,000	345,573
9.125% 10/1/17	82,000	86,100
Suburban Propane Partners
7.375% 8/1/21	92,000	96,140
7.50% 10/1/18	71,000	74,905

		1,337,471

Health Care Equipment & Supplies–0.67%
#Alere 144A 6.50% 6/15/20	140,000	136,325
Biomet
6.50% 8/1/20	827,000	856,462
6.50% 10/1/20	390,000	390,975
#ConvaTec Healthcare 144A
10.50% 12/15/18	700,000	768,250
Hologic 6.25% 8/1/20	275,000	286,516
Mallinckrodt International Finance
#144A 3.50% 4/15/18	72,000	71,254

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance (continued)
#144A 4.75% 4/15/23	270,000	$257,698

		2,767,480

Health Care Providers & Services–5.88%
#Acadia Healthcare 144A
6.125% 3/15/21	240,000	241,200
Amsurg 5.625% 11/30/20	500,000	502,500
Capella Healthcare
9.25% 7/1/17	109,000	115,813
Community Health Systems
5.125% 8/15/18	305,000	310,338
7.125% 7/15/20	440,000	453,750
8.00% 11/15/19	635,000	678,656
DaVita
6.375% 11/1/18	200,000	209,250
6.625% 11/1/20	450,000	479,250
Emergency Medical Services
8.125% 6/1/19	190,000	202,825
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	630,000	664,650
#144A 6.50% 9/15/18	225,000	245,813
Fresenius Medical Care US Finance II
#144A 5.625% 7/31/19	176,000	183,920
#144A 5.875% 1/31/22	763,000	806,873
HCA
4.75% 5/1/23	255,000	244,800
5.875% 3/15/22	1,295,000	1,332,231
5.875% 5/1/23	645,000	648,225
6.50% 2/15/20	1,550,000	1,680,781
7.25% 9/15/20	300,000	322,875
7.50% 2/15/22	1,415,000	1,570,650
8.00% 10/1/18	1,000,000	1,151,250
HCA Holdings 6.25% 2/15/21	470,000	480,575
Health Management Associates
6.125% 4/15/16	250,000	270,000
7.375% 1/15/20	715,000	787,394
IASIS Healthcare
8.375% 5/15/19	193,000	195,774
inVentiv Health
#144A 9.00% 1/15/18	325,000	340,438
#144A 10.75% 8/15/18	676,000	567,840
#144A 11.00% 8/15/18	482,000	404,880
#Milacron 144A 7.75% 2/15/21	462,000	463,155
#MultiPlan 144A 9.875% 9/1/18	1,115,000	1,218,138
#National Mentor Holdings 144A
12.50% 2/15/18	809,000	869,675
Omnicare 7.75% 6/1/20	550,000	605,000
Tenet Healthcare
#144A 4.375% 10/1/21	890,000	817,688
#144A 4.50% 4/1/21	581,000	543,235
4.75% 6/1/20	485,000	468,631

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Tenet Healthcare (continued)
6.25% 11/1/18	150,000	$158,438
8.00% 8/1/20	609,000	631,076
Thermadyne Holdings
9.00% 12/15/17	570,000	617,025
United Surgical Partners International 9.00% 4/1/20	705,000	764,925
Vanguard Health Holding II
7.75% 2/1/19	1,093,000	1,164,045
8.00% 2/1/18	806,000	858,390

		24,271,972

Health Care Technology–0.05%
#IMS Health 144A 6.00% 11/1/20	220,000	224,400

		224,400

Hotels, Restaurants & Leisure–3.91%
American Casino & Entertainment Properties
11.00% 6/15/14	355,000	354,778
Ameristar Casinos
7.50% 4/15/21	345,000	360,525
Burger King 9.875% 10/15/18	475,000	532,000
Caesars Entertainment Operating
8.50% 2/15/20	970,000	917,256
11.25% 6/1/17	1,000,000	1,043,750
#CCM Merger 144A
9.125% 5/1/19	135,000	141,750
#Cedar Fair 144A 5.25% 3/15/21	233,000	224,554
Cinemark USA 5.125% 12/15/22	260,000	252,200
CityCenter Holdings PIK
10.75% 1/15/17	497,634	539,933
CKE Restaurants
11.375% 7/15/18	45,000	46,632
DineEquity 9.50% 10/30/18	285,000	317,775
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A
10.50% 7/1/19	565,000	601,725
#Graton Economic Development Authority 144A 9.625% 9/1/19	325,000	357,500
Isle of Capri Casinos
7.75% 3/15/19	660,000	697,950
MGM Resorts International
6.75% 10/1/20	675,000	700,313
7.625% 1/15/17	503,000	552,043
7.75% 3/15/22	1,176,000	1,283,310
8.625% 2/1/19	210,000	238,350
10.00% 11/1/16	200,000	235,500
Pinnacle Entertainment
8.75% 5/15/20	205,000	220,888

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
#Rivers Pittsburgh Borrower
144A 9.50% 6/15/19	115,000	$124,775
Royal Caribbean Cruises
5.25% 11/15/22	122,000	120,170
#Seminole Hard Rock Entertainment 144A
5.875% 5/15/21	730,000	709,469
#Seneca Gaming 144A
8.25% 12/1/18	750,000	802,500
#Shearer’s Foods 144A
9.00% 11/1/19	142,000	150,875
#Shingle Springs Tribal Gaming Authority 144A
9.375% 6/15/15	618,000	613,365
#Six Flags Entertainment 144A
5.25% 1/15/21	950,000	919,125
Speedway Motorsports
6.75% 2/1/19	860,000	903,000
#Studio City Finance 144A
8.50% 12/1/20	750,000	806,250
Vail Resorts 6.50% 5/1/19	190,000	199,975
#Viking Cruises 144A
8.50% 10/15/22	305,000	335,500
#Wok Acquisition 144A
10.25% 6/30/20	245,000	270,725
Wynn Las Vegas
5.375% 3/15/22	300,000	304,500
7.75% 8/15/20	220,000	245,388

		16,124,349

Household Durables–1.85%
Armored Autogroup
9.25% 11/1/18	72,000	66,420
Brookfield Residential Properties
#144A 6.125% 7/1/22	265,000	261,356
#144A 6.50% 12/15/20	535,000	541,688
Horton (D.R.)
4.375% 9/15/22	201,000	191,955
6.50% 4/15/16	57,000	61,845
K Hovnanian Enterprises
#144A 7.25% 10/15/20	219,000	237,068
#144A 9.125% 11/15/20	111,000	122,100
11.875% 10/15/15	310,000	350,300
KB Home
7.50% 9/15/22	295,000	317,863
9.10% 9/15/17	75,000	84,375
Lennar
#144A 5.00% 11/15/22	100,000	95,250
6.95% 6/1/18	425,000	461,125
12.25% 6/1/17	200,000	257,500
M/I Homes 8.625% 11/15/18	672,000	732,480

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Meritage Homes
7.00% 4/1/22	266,000	$293,930
7.15% 4/15/20	108,000	120,150
#RSI Home Products 144A
6.875% 3/1/18	259,000	266,123
#Serta Simmons Holdings 144A
8.125% 10/1/20	99,000	101,228
Spectrum Brands
6.75% 3/15/20	225,000	238,219
9.50% 6/15/18	400,000	440,000
#Spectrum Brands Escrow 144A
6.625% 11/15/22	333,000	349,650
Standard Pacific
8.375% 5/15/18	332,000	380,140
8.375% 1/15/21	300,000	343,500
10.75% 9/15/16	193,000	230,153
Taylor Morrison Communities
#144A 5.25% 4/15/21	321,000	305,753
#144A 7.75% 4/15/20	152,000	164,540
#144A 7.75% 4/15/20	67,000	72,528
Toll Brothers Finance
4.375% 4/15/23	250,000	233,750
5.875% 2/15/22	222,000	233,100
6.75% 11/1/19	75,000	85,125

		7,639,214

Independent Power Producers & Energy Traders–2.51%
AES 4.875% 5/15/23	190,000	177,650
Calpine
#144A 7.25% 10/15/17	676,000	708,110
#144A 7.50% 2/15/21	897,000	962,033
#144A 7.875% 1/15/23	1,380,000	1,490,400
#Dynegy 144A 5.875% 6/1/23	400,000	365,000
‡Edison Mission Energy
7.00% 5/15/17	480,000	271,800
Energy Future Holdings
5.55% 11/15/14	92,000	71,300
Energy Future Intermediate Holding
#144A 6.875% 8/15/17	73,000	74,460
10.00% 12/1/20	2,250,000	2,475,000
#144A 12.25% 3/1/22	260,000	288,600
GenOn Energy
7.875% 6/15/17	450,000	480,375
9.875% 10/15/20	914,000	1,009,970
NRG Energy
#144A 6.625% 3/15/23	939,000	943,695
7.625% 5/15/19	700,000	735,000
7.875% 5/15/21	267,000	286,358

		10,339,751

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance–1.83%
•American International Group
8.175% 5/15/58	1,740,000	$2,131,500
#A-S Co-Issuer Subsidiary 144A
7.875% 12/15/20	140,000	141,400
#•Catlin Insurance 144A
7.249% 12/31/49	621,000	639,630
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	270,000	263,250
•Hartford Financial Services Group 8.125% 6/15/38	300,000	332,250
#Hub International 144A
8.125% 10/15/18	261,000	272,745
Liberty Mutual Group
#144A 6.50% 5/1/42	74,000	79,442
#144A 7.80% 3/15/37	905,000	1,065,638
#•144A 10.75% 6/15/58	1,113,000	1,702,890
#Onex USI Aquisition 144A
7.75% 1/15/21	551,000	545,490
•Prudential Financial
5.625% 6/15/43	379,000	372,368

		7,546,603

Internet & Catalog Retail–0.07%
#Netflix 144A 5.375% 2/1/21	286,000	286,000

		286,000

Internet Software & Services–0.44%
#eAccess 144A 8.25% 4/1/18	650,000	715,000
Equinix 4.875% 4/1/20	187,000	184,195
Zayo Group
8.125% 1/1/20	150,000	163,500
10.125% 7/1/20	680,000	758,200

		1,820,895

IT Services–2.91%
Cardtronics 8.25% 9/1/18	250,000	266,250
Ceridian
#144A 8.875% 7/15/19	317,000	353,851
#144A 11.00% 3/15/21	357,000	396,270
#CyrusOne 144A 6.375% 11/15/22	294,000	302,820
Fidelity National Information Services
5.00% 3/15/22	133,000	133,998
7.875% 7/15/20	50,000	55,136
First Data
#144A 6.75% 11/1/20	1,525,000	1,559,313
#144A 8.25% 1/15/21	1,195,000	1,224,875
#144A 8.875% 8/15/20	500,000	547,500
#144A 10.625% 6/15/21	320,000	317,600
#144A 11.25% 1/15/21	250,000	250,625
#144A 11.75% 8/15/21	250,000	226,250
12.625% 1/15/21	998,000	1,060,375
#First Data PIK 144A
8.75% 1/15/22	673,589	695,481

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Harland Clarke Holdings
•6.00% 5/15/15	965,000	$931,225
#144A 9.75% 8/1/18	745,000	778,525
iGATE 9.00% 5/1/16	485,000	506,825
#Sabre 144A 8.50% 5/15/19	120,000	128,250
Sitel
#144A 11.00% 8/1/17	443,000	474,010
11.50% 4/1/18	638,000	478,500
SunGard Data Systems
#144A 6.625% 11/1/19	290,000	292,900
7.625% 11/15/20	496,000	528,240
Unisys 6.25% 8/15/17	325,000	346,125
#WEX 144A 4.75% 2/1/23	166,000	157,700

		12,012,644

Life Sciences Tools & Services–0.07%
#Catalent Pharma Solutions
144A 7.875% 10/15/18	269,000	271,354

		271,354

Machinery–0.71%
#BC Mountain 144A 7.00% 2/1/21	587,000	600,208
#Cleaver-Brooks 144A
8.75% 12/15/19	185,000	194,713
Columbus McKinnon
7.875% 2/1/19	110,000	117,150
#Huber (J.M.) 144A
9.875% 11/1/19	170,000	191,250
#OSX 3 Leasing 144A
9.25% 3/20/15	100,000	87,500
#Titan International 144A
7.875% 10/1/17	391,000	412,505
#Trinseo Materials Operating
144A 8.75% 2/1/19	922,000	885,120
UCI International
8.625% 2/15/19	450,000	461,250

		2,949,696

Marine–0.59%
#Martin Midstream Partners
144A 7.25% 2/15/21	281,000	283,108
#Navigator Holdings 144A
9.00% 12/18/17	200,000	208,109
Navios South American Logistics
9.25% 4/15/19	438,000	471,945
#144A 9.25% 4/15/19	218,000	234,895
#Neovia Logistics Intermediate Holdings PIK 144A
10.00% 2/15/18	90,000	89,550
Ultrapetrol 9.00% 11/24/14	385,000	387,503

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Marine (continued)
#Ultrapetrol Bahamas 144A
8.875% 6/15/21	765,000	$768,825

		2,443,935

Media–5.60%
Cablevision Systems
5.875% 9/15/22	291,000	282,998
7.75% 4/15/18	100,000	108,000
8.00% 4/15/20	780,000	854,100
CCO Holdings
5.125% 2/15/23	117,000	110,273
#144A 5.25% 3/15/21	630,000	623,700
5.75% 1/15/24	431,000	416,993
6.50% 4/30/21	943,000	987,793
7.00% 1/15/19	227,000	241,755
7.375% 6/1/20	315,000	344,138
8.125% 4/30/20	535,000	587,163
Cequel Communications Holdings I
#144A 5.125% 12/15/21	250,000	236,250
#144A 6.375% 9/15/20	200,000	204,500
Clear Channel Communications
#144A 9.00% 12/15/19	61,000	59,475
9.00% 3/1/21	315,000	300,825
Clear Channel Worldwide Holdings
#144A 6.50% 11/15/22	1,432,000	1,482,120
#144A 6.50% 11/15/22	243,000	250,290
7.625% 3/15/20	1,168,000	1,214,720
7.625% 3/15/20	45,000	46,575
#Cogeco Cable 144A
4.875% 5/1/20	222,000	216,450
CSC Holdings 6.75% 11/15/21	100,000	108,250
DISH DBS
4.625% 7/15/17	60,000	60,600
5.00% 3/15/23	902,000	872,685
#144A 5.125% 5/1/20	756,000	744,660
5.875% 7/15/22	558,000	569,160
6.75% 6/1/21	252,000	269,010
7.875% 9/1/19	347,000	390,375
Gray Television 7.50% 10/1/20	440,000	451,000
#Harron Communications 144A
9.125% 4/1/20	270,000	292,950
Lamar Media
5.00% 5/1/23	168,000	162,120
5.875% 2/1/22	50,000	51,625
7.875% 4/15/18	125,000	133,750
Liberty Interactive
8.25% 2/1/30	380,000	408,500
#Live Nation Entertainment
144A 7.00% 9/1/20	275,000	290,469
#McGraw-Hill Global Education Holdings 144A 9.75% 4/1/21	199,000	204,473
Media General 11.75% 2/15/17	500,000	555,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Mediacom
7.25% 2/15/22	50,000	$52,875
9.125% 8/15/19	487,000	525,960
Mediacom Broadband
6.375% 4/1/23	95,000	95,000
#Mood Media 144A
9.25% 10/15/20	95,000	87,400
Nexstar Broadcasting
#144A 6.875% 11/15/20	152,000	157,320
8.875% 4/15/17	280,000	301,000
#Nielsen Finance 144A
4.50% 10/1/20	300,000	289,500
Quebecor Media 5.75% 1/15/23	240,000	235,200
Regal Cinemas 8.625% 7/15/19	270,000	289,575
Regal Entertainment Group
5.75% 6/15/23	275,000	267,438
9.125% 8/15/18	204,000	225,420
Sinclair Television Group
#144A 5.375% 4/1/21	340,000	328,100
#144A 6.125% 10/1/22	855,000	859,275
#144A 9.25% 11/1/17	596,000	633,250
Sirius XM Radio
#144A 4.25% 5/15/20	160,000	150,800
#144A 4.625% 5/15/23	160,000	148,400
#144A 5.25% 8/15/22	150,000	146,250
Starz 5.00% 9/15/19	690,000	688,275
#Unitymedia Hessen 144A
5.50% 1/15/23	339,000	322,050
Univision Communications
#144A 5.125% 5/15/23	275,000	261,250
#144A 6.75% 9/15/22	1,035,000	1,091,925
#144A 7.875% 11/1/20	400,000	435,000
#144A 8.50% 5/15/21	350,000	373,625
Valassis Communications
6.625% 2/1/21	361,000	355,585
Virgin Media Finance
8.375% 10/15/19	134,000	146,060
#WMG Acquisition 144A
6.00% 1/15/21	329,000	336,403
#XM Satellite Radio 144A
7.625% 11/1/18	150,000	164,250

		23,099,931

Metals & Mining–3.69%
#AK Steel 144A 8.75% 12/1/18	330,000	348,563
APERAM
#144A 7.375% 4/1/16	350,000	341,250
#144A 7.75% 4/1/18	225,000	214,875
ArcelorMittal
6.75% 2/25/22	2,295,000	2,363,850
7.50% 10/15/39	880,000	844,800
10.35% 6/1/19	1,700,000	2,018,750

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Bluescope Steel 144A
7.125% 5/1/18	402,000	$410,040
#Coeur d’Alene Mines 144A
7.875% 2/1/21	597,000	591,030
Commercial Metals
4.875% 5/15/23	55,000	50,875
6.50% 7/15/17	500,000	532,500
7.35% 8/15/18	85,000	91,800
FMG Resources August 2006
#144A 6.00% 4/1/17	71,000	69,403
#144A 6.875% 2/1/18	435,000	431,194
#144A 6.875% 4/1/22	413,000	402,159
#144A 8.25% 11/1/19	475,000	491,625
#Hecla Mining 144A
6.875% 5/1/21	670,000	624,775
Inmet Mining
#144A 7.50% 6/1/21	485,000	466,813
#144A 8.75% 6/1/20	300,000	308,250
#JMC Steel Group 144A
8.25% 3/15/18	340,000	334,050
Kaiser Aluminum 8.25% 6/1/20	656,000	729,800
New Gold
#144A 6.25% 11/15/22	144,000	138,600
#144A 7.00% 4/15/20	78,000	79,170
Novelis 8.75% 12/15/20	868,000	935,270
#Prince Mineral Holding 144A
11.50% 12/15/19	160,000	172,000
#Ryerson 144A 9.00% 10/15/17	265,000	269,969
Steel Dynamics
#144A 5.25% 4/15/23	275,000	270,188
#144A 6.125% 8/15/19	120,000	127,500
#144A 6.375% 8/15/22	170,000	180,200
7.625% 3/15/20	332,000	355,240
Taseko Mines 7.75% 4/15/19	435,000	431,738
United States Steel
6.875% 4/1/21	195,000	190,125
7.00% 2/1/18	28,000	29,540
7.375% 4/1/20	377,000	374,173

		15,220,115

Multiline Retail–0.05%
Sears Holdings 6.625% 10/15/18	200,000	189,500

		189,500

Oil, Gas & Consumable Fuels–11.83%
Access Midstream Partners
4.875% 5/15/23	1,010,000	941,825
6.125% 7/15/22	278,000	282,865
Alpha Natural Resources
6.00% 6/1/19	186,000	152,055
6.25% 6/1/21	519,000	416,498
9.75% 4/15/18	100,000	96,875

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Alta Mesa Holdings
9.625% 10/15/18	384,000	$400,320
Antero Resources Finance
6.00% 12/1/20	837,000	828,630
Arch Coal
7.00% 6/15/19	125,000	104,688
7.25% 10/1/20	35,000	29,050
7.25% 6/15/21	65,000	53,300
8.75% 8/1/16	100,000	100,500
#144A 9.875% 6/15/19	100,000	95,500
Atlas Pipeline Partners
#144A 4.75% 11/15/21	1,000,000	901,250
#144A 5.875% 8/1/23	364,000	347,620
#144A 6.625% 10/1/20	172,000	173,290
#144A 6.625% 10/1/20	162,000	163,215
Bill Barrett
7.00% 10/15/22	645,000	648,225
7.625% 10/1/19	475,000	494,000
#Bonanza Creek Energy 144A
6.75% 4/15/21	495,000	501,188
Calumet Specialty Products Partners
9.375% 5/1/19	380,000	408,500
#144A 9.625% 8/1/20	206,000	225,055
Chesapeake Energy
3.25% 3/15/16	131,000	130,673
5.375% 6/15/21	340,000	339,150
5.75% 3/15/23	340,000	345,100
6.125% 2/15/21	542,000	571,810
7.25% 12/15/18	33,000	36,960
#Chesapeake Oilfield Operating
144A 6.625% 11/15/19	125,000	124,375
Cimarex Energy 5.875% 5/1/22	894,000	929,760
#Citgo Petroleum 144A
11.50% 7/1/17	150,000	167,250
Cloud Peak Energy Resources
8.50% 12/15/19	53,000	56,710
Comstock Resources
7.75% 4/1/19	453,000	464,325
9.50% 6/15/20	443,000	480,655
Concho Resources
5.50% 10/1/22	300,000	298,500
5.50% 4/1/23	120,000	118,800
6.50% 1/15/22	980,000	1,041,250
7.00% 1/15/21	400,000	432,000
CONSOL Energy
6.375% 3/1/21	525,000	525,000
8.25% 4/1/20	450,000	473,625
Continental Resources
5.00% 9/15/22	357,000	365,033
7.125% 4/1/21	345,000	381,225
7.375% 10/1/20	125,000	139,375

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Crestwood Midstream Partners
144A 7.75% 4/1/19	500,000	$517,500
Crosstex Energy 7.125% 6/1/22	255,000	258,825
#CVR Refining 144A
6.50% 11/1/22	540,000	531,900
Energy XXI Gulf Coast
7.75% 6/15/19	445,000	460,575
9.25% 12/15/17	175,000	192,938
EP Energy
6.875% 5/1/19	129,000	138,675
7.75% 9/1/22	1,145,000	1,230,875
9.375% 5/1/20	858,000	973,830
#EPE Holdings PIK 144A
8.125% 12/15/17	456,788	468,208
Forest Oil 7.25% 6/15/19	550,000	519,750
Genesis Energy
#144A 5.75% 2/15/21	375,000	367,500
7.875% 12/15/18	315,000	338,625
#Hiland Partners 144A
7.25% 10/1/20	1,077,000	1,114,695
Hilcorp Energy I
#144A 7.625% 4/15/21	565,000	601,725
#144A 8.00% 2/15/20	323,000	348,840
Holly Energy Partners
6.50% 3/1/20	137,000	138,713
#Inergy Midstream 144A
6.00% 12/15/20	143,000	138,710
#Kodiak Oil & Gas 144A
5.50% 1/15/21	210,000	205,013
Laredo Petroleum
7.375% 5/1/22	170,000	179,350
MarkWest Energy Partners
4.50% 7/15/23	256,000	235,520
5.50% 2/15/23	1,250,000	1,237,500
6.25% 6/15/22	78,000	80,730
6.75% 11/1/20	565,000	598,900
MEG Energy
#144A 6.375% 1/30/23	380,000	370,500
#144A 6.50% 3/15/21	300,000	298,875
#Midstates Petroleum 144A
10.75% 10/1/20	77,000	77,770
Newfield Exploration
5.625% 7/1/24	694,000	676,650
5.75% 1/30/22	400,000	398,000
6.875% 2/1/20	100,000	103,500
7.125% 5/15/18	425,000	442,000
NFR Energy 9.75% 2/15/17	313,000	320,825
Peabody Energy
6.25% 11/15/21	1,015,000	984,550
6.50% 9/15/20	125,000	125,938
Penn Virginia Resource Partners
#144A 6.50% 5/15/21	87,000	83,955

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Resource Partners (continued)
8.375% 6/1/20	193,000	$204,580
Pioneer Natural Resources
7.50% 1/15/20	250,000	307,402
Plains Exploration & Production
6.50% 11/15/20	375,000	398,027
6.75% 2/1/22	590,000	626,099
QEP Resources
5.25% 5/1/23	170,000	166,600
5.375% 10/1/22	450,000	447,750
6.875% 3/1/21	610,000	660,325
Range Resources
5.00% 8/15/22	210,000	206,325
5.00% 3/15/23	210,000	206,325
5.75% 6/1/21	215,000	222,525
6.75% 8/1/20	10,000	10,775
Regency Energy Partners
#144A 4.50% 11/1/23	133,000	120,698
5.50% 4/15/23	245,000	242,550
6.50% 7/15/21	370,000	388,500
#Rockies Express Pipeline 144A
6.00% 1/15/19	250,000	224,375
Rosetta Resources
5.625% 5/1/21	500,000	488,750
Sabine Pass Liquefaction
#144A 5.625% 2/1/21	553,000	537,793
#144A 5.625% 4/15/23	263,000	249,193
#Samson Investment 144A
10.00% 2/15/20	1,465,000	1,551,069
SandRidge Energy
7.50% 3/15/21	220,000	211,200
#SemGroup 144A 7.50% 6/15/21	266,000	269,990
#Shelf Drilling Holdings 144A
8.625% 11/1/18	225,000	235,125
SM Energy
#144A 5.00% 1/15/24	400,000	383,000
6.50% 11/15/21	560,000	590,800
6.50% 1/1/23	700,000	738,500
6.625% 2/15/19	665,000	699,913
Stone Energy 7.50% 11/15/22	639,000	664,560
#Summit Midstream Holdings
144A 7.50% 7/1/21	185,000	188,700
Swift Energy
7.875% 3/1/22	843,000	843,000
8.875% 1/15/20	308,000	320,705
#Talos Production 144A
9.75% 2/15/18	347,000	331,385
Targa Resources Partners
#144A 5.25% 5/1/23	600,000	577,500
6.375% 8/1/22	54,000	56,835
6.875% 2/1/21	485,000	517,738

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Tesoro Logistics 144A
5.875% 10/1/20	708,000	$700,920
Vanguard Natural Resources
7.875% 4/1/20	260,000	267,800
W&T Offshore 8.50% 6/15/19	1,210,000	1,255,375
#Western Refining 144A
6.25% 4/1/21	414,000	405,720
WPX Energy
5.25% 1/15/17	290,000	298,700
6.00% 1/15/22	2,416,000	2,452,240

		48,816,852

Paper & Forest Products–0.29%
#Ainsworth Lumber 144A
7.50% 12/15/17	215,000	228,975
Boise Cascade 6.375% 11/1/20	104,000	105,820
Boise Paper Holdings
8.00% 4/1/20	170,000	181,900
Clearwater Paper
#144A 4.50% 2/1/23	180,000	171,900
7.125% 11/1/18	8,000	8,600
Louisiana-Pacific 7.50% 6/1/20	117,000	128,115
#Resolute Forest Products 144A
5.875% 5/15/23	75,000	67,313
#Unifrax I 144A 7.50% 2/15/19	280,000	287,000

		1,179,623

Personal Products–0.06%
#American Achievement 144A
10.875% 4/15/16	60,000	60,150
#Revlon Consumer Products
144A 5.75% 2/15/21	194,000	189,878

		250,028

Pharmaceuticals–1.15%
Endo Health Solutions
7.00% 7/15/19	120,000	121,800
7.00% 12/15/20	365,000	368,194
#Sky Growth Acquisition 144A
7.375% 10/15/20	100,000	103,000
Valeant Pharmaceuticals International
#144A 6.50% 7/15/16	550,000	569,250
#144A 6.75% 10/1/17	35,000	36,400
#144A 6.75% 8/15/21	300,000	301,875
#144A 6.875% 12/1/18	75,000	77,250
#144A 7.00% 10/1/20	275,000	281,875
#144A 7.25% 7/15/22	200,000	204,000
#VPI Escrow 144A
6.375% 10/15/20	1,200,000	1,192,500
VPII Escrow
#144A 6.75% 8/15/18	709,000	727,611

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
VPII Escrow (continued)
#144A 7.50% 7/15/21	717,000	$742,991

		4,726,746

Professional Services–0.10%
FTI Consulting 6.75% 10/1/20	300,000	317,250
#Jaguar Holding I PIK 144A
9.375% 10/15/17	90,000	94,500

		411,750

Real Estate Investment Trusts–1.00%
CNL Income Properties
7.25% 4/15/19	305,000	305,763
DDR 7.875% 9/1/20	75,000	91,611
DuPont Fabros Technology
8.50% 12/15/17	300,000	318,000
Felcor Lodging
5.625% 3/1/23	400,000	390,000
6.75% 6/1/19	310,000	325,500
First Industrial 6.42% 6/1/14	25,000	25,966
iStar Financial
3.875% 7/1/16	775,000	745,938
4.875% 7/1/18	775,000	730,438
9.00% 6/1/17	241,000	269,920
#RHP Hotel Properties 144A
5.00% 4/15/21	404,000	393,900
Weyerhaeuser 8.50% 1/15/25	393,000	513,125

		4,110,161

Real Estate Management & Development–0.42%
CBRE Services
5.00% 3/15/23	945,000	900,113
6.625% 10/15/20	35,000	37,100
Forest City Enterprises
6.50% 2/1/17	250,000	246,250
Kennedy-Wilson 8.75% 4/1/19	124,000	133,920
#Mattamy Group 144A
6.50% 11/15/20	422,000	415,670

		1,733,053

Road & Rail–1.25%
#Ashtead Capital 144A
6.50% 7/15/22	200,000	209,500
Avis Budget Car Rental
#144A 5.50% 4/1/23	180,000	174,600
8.25% 1/15/19	665,000	726,513
9.75% 3/15/20	43,000	49,665
HDTFS 6.25% 10/15/22	385,000	403,769
Hertz
#144A 4.25% 4/1/18	53,000	51,940
5.875% 10/15/20	98,000	101,430
6.75% 4/15/19	200,000	212,500

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Hertz (continued)
7.375% 1/15/21	150,000	$163,125
7.50% 10/15/18	250,000	269,375
United Rentals North America
5.75% 7/15/18	103,000	108,665
6.125% 6/15/23	190,000	190,000
7.375% 5/15/20	200,000	214,500
7.625% 4/15/22	267,000	290,363
8.375% 9/15/20	1,300,000	1,413,750
10.25% 11/15/19	26,000	29,250
#Watco 144A 6.375% 4/1/23	550,000	550,000

		5,158,945

Semiconductors & Semiconductor Equipment–0.74%
Advanced Micro Devices
7.75% 8/1/20	173,000	169,108
Amkor Technology
6.375% 10/1/22	162,000	159,975
6.625% 6/1/21	165,000	163,350
7.375% 5/1/18	450,000	470,250
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	466,725
8.05% 2/1/20	265,000	269,638
NXP
#144A 3.75% 6/1/18	420,000	413,700
#144A 5.75% 2/15/21	200,000	203,500
#144A 5.75% 3/15/23	200,000	202,000
#144A 9.75% 8/1/18	100,000	112,375
#Sensata Technologies 144A
4.875% 10/15/23	435,000	420,863

		3,051,484

Software–0.34%
Audatex North America
#144A 6.00% 6/15/21	225,000	225,563
6.75% 6/15/18	200,000	211,000
Infor US 9.375% 4/1/19	535,000	582,481
#Nuance Communications 144A
5.375% 8/15/20	403,000	395,948

		1,414,992

Specialty Retail–1.85%
AutoNation 5.50% 2/1/20	100,000	104,500
#Burlington Holdings PIK 144A
9.00% 2/15/18	184,000	189,520
Claire’s Stores
#144A 6.125% 3/15/20	250,000	246,875
#144A 7.75% 6/1/20	189,000	183,803
8.875% 3/15/19	1,075,000	1,134,125
#144A 9.00% 3/15/19	2,212,000	2,444,260
#CST Brands 144A 5.00% 5/1/23	942,000	923,160
Gymboree 9.125% 12/1/18	200,000	189,000
J. Crew Group 8.125% 3/1/19	201,000	212,055

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
#Jo-Ann Stores Holdings PIK
144A 9.75% 10/15/19	300,000	$309,750
#New Look Bondco I 144A
8.375% 5/14/18	261,000	254,475
#Party City Holdings 144A
8.875% 8/1/20	208,000	224,120
Penske Automotive Group
5.75% 10/1/22	130,000	133,250
QVC 5.125% 7/2/22	75,000	75,926
#Radio Systems 144A
8.375% 11/1/19	475,000	507,063
#Toys R Us 144A 7.375% 9/1/16	500,000	501,250

		7,633,132

Textiles, Apparel & Luxury Goods–0.18%
PVH 4.50% 12/15/22	124,000	119,660
Quiksilver 6.875% 4/15/15	632,000	622,520

		742,180

Trading Companies & Distributors–0.52%
Aircastle
6.25% 12/1/19	333,000	347,569
7.625% 4/15/20	135,000	149,175
9.75% 8/1/18	205,000	225,500
H&E Equipment Services
7.00% 9/1/22	561,000	587,648
#LKQ 144A 4.75% 5/15/23	240,000	229,800
Rexel
#144A 5.25% 6/15/20	379,000	379,948
#144A 6.125% 12/15/19	200,000	205,000

		2,124,640

Wireless Telecommunication Services–4.21%
Cricket Communications
7.75% 10/15/20	1,347,000	1,299,855
Crown Castle International
5.25% 1/15/23	250,000	240,938
MetroPCS Wireless
#144A 6.25% 4/1/21	1,009,000	1,030,441
6.625% 11/15/20	1,044,000	1,087,065
7.875% 9/1/18	45,000	48,150
NII Capital
7.625% 4/1/21	1,800,000	1,417,500
8.875% 12/15/19	317,000	271,035
10.00% 8/15/16	181,000	176,475
#NII International Telecom 144A
11.375% 8/15/19	402,000	432,150
#SBA Telecommunications 144A
5.75% 7/15/20	232,000	233,450
#Softbank 144A 4.50% 4/15/20	581,000	560,084
Sprint Capital
6.90% 5/1/19	1,111,000	1,160,995
8.75% 3/15/32	1,633,000	1,804,465

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel
6.00% 11/15/22	1,190,000	$1,172,150
#144A 7.00% 3/1/20	930,000	1,006,725
7.00% 8/15/20	1,250,000	1,325,000
#144A 9.00% 11/15/18	860,000	1,008,350
9.125% 3/1/17	334,000	385,770
11.50% 11/15/21	90,000	120,150
VimpelCom Holdings
#144A 5.20% 2/13/19	419,000	410,620
#144A 5.95% 2/13/23	200,000	188,000
#144A 6.255% 3/1/17	200,000	206,000
#144A 7.504% 3/1/22	550,000	570,625
Wind Acquisition Finance
#144A 6.50% 4/30/20	254,000	253,365
#144A 7.25% 2/15/18	200,000	200,500
#144A 11.75% 7/15/17	712,000	744,040

		17,353,898

Total Corporate Bonds (Cost $356,407,688)		361,767,532

«SENIOR SECURED LOANS–7.12%
Alcatel-Lucent USA
7.25% 12/4/18	355,215	359,378
Alliance HealthCare Services Tranche B
4.25% 5/31/19	181,427	181,427
Alliance HealthCare Services Tranche DD
4.25% 5/31/19	42,711	42,711
Alon USA Partners Tranche B
9.25% 11/13/18	71,861	74,646
Aptalis Pharma
5.50% 2/25/17	269,240	269,240
Aptalis Pharma Tranche B
5.50% 2/11/17	121,358	121,358
Arch Coal
5.75% 5/1/18	354,784	355,418
Avaya Tranche B-3
4.50% 10/27/17	161,233	141,961
Avaya Tranche B-5
8.00% 3/31/18	99,423	93,564
AZ Chem US Tranche B
7.25% 12/6/17	97,607	98,482
Barrington Broadcasting Group
6.00% 5/30/17	77,053	76,956
Caesars Entertainment Operating Tranche B6
5.25% 1/28/18	1,083,932	961,651
Carestream Health Tranche B
5.00% 6/5/19	200,000	197,563

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Catalent Pharma Solutions
4.25% 9/15/17	197,014	$198,171
CCM Merger
6.00% 2/1/17	196,164	197,482
CDW
3.50% 4/25/20	199,500	197,754
Ceridian Tranche B
5.75% 5/30/17	145,528	146,547
Chrysler Group
6.00% 5/24/17	694,089	699,107
Clear Channel Communications Tranche B
3.65% 1/29/16	2,576,101	2,338,441
Collective Brands Tranche B
7.25% 9/19/19	74,625	75,434
Cricket Communications
4.75% 3/2/20	527,000	527,439
Delta Air Lines
4.00% 10/18/18	997,500	997,500
Donnelley (R.H.)
9.00% 10/24/14	559,188	427,219
Ducommun Tranche B
5.50% 6/30/17	97,122	97,607
Edwards Cayman Islands II
4.75% 3/5/20	285,016	286,678
Entercom Radio Tranche B
5.00% 11/23/18	86,133	86,952
FGI Operating Tranche B
5.50% 4/2/19	148,569	148,987
First Data Tranche B
4.00% 9/24/18	213,043	213,309
FMG Resources August 2006 Tranche B
5.25% 9/18/17	764,225	760,165
Freescale Semiconductor
5.00% 1/30/20	299,250	297,305
Go Daddy Operating
4.25% 12/17/18	540,375	539,429
Graton Economic Development Authority Tranche B
9.00% 8/3/18	150,000	156,750
Gray Television
4.75% 10/11/19	289,189	291,178
Gymboree
5.00% 11/23/17	661,280	638,595
Harland Clarke Holdings Tranche B
5.25% 6/30/17	78,941	76,227
Infor US Tranche B2
5.25% 4/5/18	248,323	249,772
Integra Telecom Holdings
5.25% 2/22/19	125,103	125,103

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Intrawest 1st Lien
7.00% 12/3/17	273,625	$279,269
inVentiv Health Tranche B
7.50% 8/4/16	98,717	96,989
J. Crew Group Tranche B-1
4.00% 3/7/18	493,703	493,615
Jacobs Entertainment
6.25% 10/29/18	114,254	114,825
JC Penney 1st Lien
6.00% 5/21/18	1,100,000	1,103,208
La Frontera Generation Tranche B
4.50% 9/30/20	405,405	403,125
McGraw-Hill Global Education Holdings
9.00% 3/4/19	226,433	222,847
MEG Energy
3.75% 3/31/20	112,989	113,090
Misys 1st Lien
7.25% 3/19/18	218,350	220,397
Mohegan Tribal Gaming Authority Tranche B
9.00% 2/28/16	200,000	205,500
MTL Publishing Tranche B
5.50% 11/14/17	99,251	99,964
National Mentor Holdings Tranche B1
6.50% 2/9/17	222,723	224,463
Navios Maritime Partners Tranche B
5.25% 6/19/18	210,000	207,900
Noranda Aluminum Acquisition Tranche B
5.75% 2/17/19	359,765	348,973
NXP Tranche C
4.75% 12/4/20	109,450	111,320
Ozburn-Hessey Holding Tranche B
6.75% 5/7/19	80,000	79,500
Pep Boys-Manny Moe & Jack 1st Lien
5.00% 9/17/19	274,313	275,852
Radio One
7.50% 3/7/16	540,746	552,801
Realogy
2.25% 10/10/13	2,413	2,383
4.25% 10/10/16	22,907	23,250
Rice Drilling 2nd Lien
8.50% 10/11/18	145,468	144,741
Rite Aid 2nd Lien
4.875% 6/13/21	1,038,889	1,039,539
Rite Aid Tranche 1 2nd Lien
5.75% 8/3/20	155,000	159,030

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
ROC Finance
5.00% 3/27/19	285,001	$286,426
Roofing Supply Group Tranche B
6.50% 5/10/19	49,377	49,480
RP Crown Parent
6.75% 12/14/18	568,572	572,362
Sabine Oil & Gas 2nd Lien
8.75% 12/31/18	466,667	469,584
Scientific Games International
4.25% 5/22/20	425,000	421,016
Serta Simmons Holdings Tranche B 1st Lien
5.00% 8/29/19	421,481	422,073
Sourcehov 2nd Lien
8.75% 4/30/19	123,000	124,230
St. George’s University
8.50% 12/14/17	142,500	143,569
Stallion Oilfield Holdings
8.00% 6/19/18	267,143	267,811
State Class Tankers II 1st Lien
6.75% 6/10/20	175,000	174,563
Summit Materials Tranche B
5.00% 1/30/19	173,253	173,524
SUPERVALU
5.00% 3/21/19	1,570,998	1,565,843
Syniverse Magellan Finance
4.00% 4/23/19	529,000	530,984
Texas Competitive Electric Holdings
4.50% 10/10/17	1,500,000	1,052,227
Tronox Pigments
4.50% 2/26/20	149,000	150,024
Univision Communications 1st Lien
4.00% 3/1/20	209,475	206,202
4.50% 2/22/20	1,626,448	1,619,333
UPC Financing Partnership Tranche AH
3.25% 6/30/21	170,000	169,203
US Coatings Acquisition
4.75% 2/1/20	383,131	384,704
US Renal Care 1st Lien
6.25% 6/11/19	99,000	100,361
@Vertis
11.50% 12/20/15	243,194	43,775
Wabash National Tranche B
6.00% 4/17/19	188,914	190,961
Walter Investment Management
5.75% 11/28/17	404,693	406,615
Wildhorse Resources 2nd Lien
6.25% 6/7/19	364,286	366,107

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
WMG Acquisition 1st Lien
3.75% 7/7/20	235,000	$233,629

Total Senior Secured Loans (Cost $29,496,790)		29,394,693

	Number of Shares	Value (U.S. $)

COMMON STOCK–0.36%
Capmark Financial Group	23,750	147,250
†Dynegy	18,000	405,900
†@Escrow Dynegy Holdings	1,000,000	2,500
†@=General Maritime	85	2,550
†General Motors	8,529	284,101
†@Motors Liquidation	1,150,000	116
†*Motors Liquidation	1,167	35,827
†@=Newpage	6,724	586,266

Total Common Stock (Cost $2,035,286)		1,464,510

CONVERTIBLE PREFERRED STOCK–0.28%
†General Motors 4.75% exercise price $39.60, expiration date 12/1/13	23,850	1,148,616

Total Convertible Preferred Stock (Cost $997,035)		1,148,616

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.72%
#†Ally Financial 144A 7.00%	1,306	$1,241,394
†•Bank of America 8.125%	250,000	282,529
•Hartford Financial Services Group 7.875%	5,600	165,088
•XL Group 3.397%	1,505	1,300,414

Total Preferred Stock (Cost $2,796,543)		2,989,425

WARRANTS–0.04%
@=General Maritime	132	0
†General Motors CW16 exercise price $10.00, expiration date 7/10/16	4,228	101,472
†General Motors CW19 exercise price $18.33, expiration date 7/10/19	4,228	69,128

Total Warrants (Cost $211,691)		170,600

MONEY MARKET FUND–1.00%
Dreyfus Treasury & Agency Cash Management Fund	4,120,297	4,120,297

Total Money Market Fund (Cost $4,120,297)		4,120,297

TOTAL VALUE OF SECURITIES–97.21% (Cost $396,065,330)	401,055,673
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.79%	11,518,944

NET ASSETS APPLICABLE TO 36,597,831 SHARES OUTSTANDING–100.00%	$412,574,617

NET ASSET VALUE–LVIP JP MORGAN HIGH YIELD FUND STANDARD CLASS ($298,528,783 / 26,471,451 Shares)	$11.277

NET ASSET VALUE–LVIP JP MORGAN HIGH YIELD FUND SERVICE CLASS ($114,045,834 / 10,126,380 Shares)	$11.262

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$394,643,107
Undistributed net investment income	11,751,026
Accumulated net realized gain on investments	1,190,141
Net unrealized appreciation of investments	4,990,343

Total net assets	$412,574,617

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $144,380,249, which represents 34.99% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

*	Common Stock Unit.

«	Of this amount, $6,975,526 represents payable for securities purchased and $14,950 represents payable for fund shares redeemed as of June 30, 2013.

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $1,368,086, which represents 0.33% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $588,816, which represents 0.14% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

«

Senior secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

PIK–Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund

Statement of Operations

Six Months Ended Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Interest	$12,265,326
Dividends	263,815
Foreign tax withheld	(441)

12,528,700

EXPENSES:
Management fees	1,258,726
Distribution fees-Service Class	167,972
Accounting and administration expenses	73,763
Pricing fees	49,139
Professional fees	21,564
Reports and statements to shareholders	17,591
Trustees’ fees	4,202
Custodian fees	3,800
Other	4,440

1,601,197
Less management fees waived	(34,839)

Total operating expenses	1,566,358

NET INVESTMENT INCOME	10,962,342

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,171,521
Net change in unrealized appreciation (depreciation) of investments	(9,011,053)

NET REALIZED AND UNREALIZED LOSS	(7,839,532)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,122,810

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,962,342	$14,587,674
Net realized gain	1,171,521	789,386
Net change in unrealized appreciation (depreciation)	(9,011,053)	16,654,750

Net increase in net assets resulting from operations	3,122,810	32,031,810

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(8,767,436)
Service Class	—	(5,552,058)

	—	(14,319,494)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	92,547,533	109,940,814
Service Class	32,031,817	81,292,618
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,767,436
Service Class	—	5,552,058

	124,579,350	205,552,926

Cost of shares redeemed:
Standard Class	(3,015,683)	(10,713,575)
Service Class	(49,783,083)	(44,257,135)

	(52,798,766)	(54,970,710)

Increase in net assets derived from capital share transactions	71,780,584	150,582,216

NET INCREASE IN NET ASSETS .	74,903,394	168,294,532
NET ASSETS:
Beginning of period	337,671,223	169,376,691

End of period	$412,574,617	$337,671,223

Undistributed net investment income	$11,751,026	$788,684

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/13[1]	Year Ended		5/3/10[2]
	(Unaudited)	12/31/12	12/31/11	to 12/31/10
Net asset value, beginning of period	$11.123	$10.139	$10.372	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.326	0.681	0.682	0.497
Net realized and unrealized gain (loss)	(0.172)	0.825	(0.402)	0.185

Total from investment operations	0.154	1.506	0.280	0.682

Less dividends and distributions from:
Net investment income	—	(0.522)	(0.513)	(0.310)

Total dividends and distributions	—	(0.522)	(0.513)	(0.310)

Net asset value, end of period	$11.277	$11.123	$10.139	$10.372

Total return[4]	1.38%	14.93%	2.78%	6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$298,529	$207,465	$90,518	$52,808
Ratio of expenses to average net assets	0.72%	0.75%	0.79%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.75%	0.79%	0.86%
Ratio of net investment income to average net assets	5.74%	6.22%	6.45%	7.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.72%	6.22%	6.45%	7.33%
Portfolio turnover	18%	36%	57%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/13[1]	Year Ended		5/3/10[2]
	(Unaudited)	12/31/12	12/31/11	to 12/31/10
Net asset value, beginning of period	$11.122	$10.143	$10.370	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.311	0.652	0.647	0.490
Net realized and unrealized gain (loss)	(0.171)	0.825	(0.392)	0.174

Total from investment operations	0.140	1.477	0.255	0.664

Less dividends and distributions from:
Net investment income	—	(0.498)	(0.482)	(0.294)

Total dividends and distributions	—	(0.498)	(0.482)	(0.294)

Net asset value, end of period	$11.262	$11.122	$10.143	$10.370

Total return[4]	1.26%	14.63%	2.54%	6.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,046	$130,206	$78,859	$3,396
Ratio of expenses to average net assets	0.97%	1.00%	1.04%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	1.00%	1.04%	1.11%
Ratio of net investment income to average net assets	5.49%	5.97%	6.20%	7.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.47%	5.97%	6.20%	7.08%
Portfolio turnover	18%	36%	57%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the average daily net assets of the Fund; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets in excess of $250 million. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

J.P. Morgan Investment Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $8,898 and $1,339, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$218,726
Distribution fees payable to LFD	26,524

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $155,669,383 and sales of $68,333,276 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes was $396,110,627. At June 30, 2013, net unrealized appreciation was $4,945,046, of which $11,078,875 related to unrealized appreciation of investments and $6,133,829 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$873,078	$—	$591,432	1,464,510
Corporate Debt	1,148,616	391,162,225	—	392,310,841
Money Market Fund	4,120,297	—	—	4,120,297
Other	335,688	2,824,337	—	3,160,025

Total	$6,477,679	$393,986,562	$591,432	$401,055,673

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	8,083,883	9,919,939
Service Class	2,805,894	7,500,208
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	797,715
Service Class	—	504,945

	10,889,777	18,722,807

Shares redeemed:
Standard Class	(264,761)	(992,819)
Service Class	(4,386,899)	(4,072,805)

	(4,651,660)	(5,065,624)

Net increase	6,238,117	13,657,183

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund–26

LVIP MFS International Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,006.40	0.90%	$4.48
Service Class Shares	1,000.00	1,005.10	1.15%	5.72

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.33	0.90%	$4.51
Service Class Shares	1,000.00	1,019.09	1.15%	5.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Security Type/Country	Percentage of Net Assets

Common Stock	98.94%

Australia	1.35%
Brazil	3.65%
Canada	4.07%
Chile	0.51%
China	0.54%
Denmark	2.17%
Finland	0.67%
France	14.60%
Germany	8.73%
Hong Kong	4.15%
India	0.75%
Indonesia	0.58%
Ireland	2.70%
Israel	0.93%
Italy	1.04%
Japan	11.68%
Macau	0.71%
Netherlands	2.16%
Panama	1.25%
Peru	0.76%
Republic of Korea	1.62%
Russia	0.63%
South Africa	0.39%
Spain	1.95%
Sweden	1.02%
Switzerland	9.74%
Taiwan	1.78%
United Kingdom	17.57%
United States	1.24%

Money Market Mutual Fund	1.72%

Total Value of Securities	100.66%

Liabilities Net of Receivables and Other Assets	(0.66%)

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	1.27%
Airlines	1.25%
Automobiles	3.38%
Beverages	7.08%
Capital Markets	1.66%
Chemicals	5.81%
Commercial Banks	6.26%
Communications Equipment	1.02%
Distributor	1.26%
Diversified Financial Services	0.63%
Diversified Telecommunication Services	1.05%
Electrical Equipment	1.69%
Energy Equipment & Services	1.15%
Food & Staples Retailing	2.62%
Food Products	6.23%
Health Care Equipment & Supplies	2.41%
Health Care Providers & Services	1.22%
Hotels, Restaurants & Leisure	3.80%
Household Durables	0.33%
Household Products	3.27%
Insurance	1.38%
Internet Software & Services	1.47%
IT Services	3.40%
Life Sciences Tools & Services	1.24%
Machinery	2.69%
Marine	0.87%
Media	1.13%
Metals & Mining	1.65%
Multiline Retail	1.22%
Oil, Gas & Consumable Fuels	3.44%
Personal Products	1.18%
Pharmaceuticals	4.78%
Professional Services	3.17%
Real Estate Management & Development	0.30%
Road & Rail	1.81%
Semiconductors & Semiconductor Equipment	2.84%
Software	2.64%
Specialty Retail	1.65%
Textiles, Apparel & Luxury Goods	4.58%
Tobacco	2.49%
Trading Companies & Distributors	1.23%
Wireless Telecommunication Services	0.39%

Total	98.94%

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited) (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Danone	3.19%
LVMH Moet Hennessy Louis Vuitton	2.92%
Nestle	2.58%
Japan Tobacco	2.49%
Compass Group	2.37%
Honda Motor	2.29%
Reckitt Benckiser Group	2.20%
Diageo	2.11%
Linde	2.09%
Roche Holding	1.94%

Total	24.18%

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.94%
Australia–1.35%
Iluka Resources	161,544	$1,476,407
Rio Tinto	122,168	5,853,153

		7,329,560

Brazil–3.65%
BM&FBovespa	624,700	3,432,141
Cia de Bebidas das Americas ADR	63,600	2,375,460
Cia Hering	180,900	2,556,028
Fleury	41,600	342,270
Itau Unibanco Holding ADR	433,868	5,605,575
Lojas Renner	49,300	1,411,948
LPS Brasil Consultoria de Imoveis	198,300	1,642,207
M Dias Branco	66,700	2,522,734

		19,888,363

Canada–4.07%
Canadian National Railway	101,120	9,835,942
Dollarama	74,310	5,202,301
Goldcorp	66,030	1,640,310
Shoppers Drug Mart	48,350	2,231,149
Suncor Energy	110,887	3,269,292

		22,178,994

Chile–0.51%
Banco Santander Chile ADR	113,395	2,772,508

		2,772,508

■China–0.54%
Guangzhou Automobile Group	3,084,000	2,914,592

		2,914,592

Denmark–2.17%
Carlsberg Class B	71,873	6,434,310
Novo Nordisk Class B	34,344	5,352,063

		11,786,373

Finland–0.67%
Kone Class B	45,903	3,647,856

		3,647,856

France–14.60%
Air Liquide	49,492	6,111,880
Cie Generale d’Optique Essilor International	46,285	4,924,768
Danone	231,197	17,352,727
Dassault Systemes	20,366	2,491,449
Legrand	21,789	1,010,848
L’Oreal	39,130	6,430,609
LVMH Moet Hennessy Louis Vuitton	98,193	15,913,320
Pernod-Ricard	93,046	10,318,041
Publicis Groupe	86,674	6,171,448
Schneider Electric	84,033	6,096,068
Technip	26,260	2,666,588

		79,487,746

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany–8.73%
Adidas	30,562	$3,307,522
Bayer	64,313	6,858,871
Brenntag	44,191	6,712,984
Fresenius Medical Care	88,602	6,289,121
Linde	61,079	11,397,262
SAP	92,737	6,791,468
Symrise	152,674	6,182,669

		47,539,897

■Hong Kong–4.15%
AIA Group	1,774,200	7,514,453
China Unicom Hong Kong	4,298,000	5,707,725
Dairy Farm International Holdings	207,000	2,486,070
Li & Fung	4,992,000	6,861,059

		22,569,307

India–0.75%
HDFC Bank ADR	113,350	4,107,804

		4,107,804

Indonesia–0.58%
Bank Rakyat Indonesia Persero	4,029,500	3,146,461

		3,146,461

Ireland–2.70%
Accenture Class A	118,290	8,512,148
Experian	354,330	6,159,633

		14,671,781

Israel–0.93%
NICE Systems ADR	137,350	5,066,842

		5,066,842

Italy–1.04%
Prysmian	110,651	2,066,894
Saipem	222,496	3,617,392

		5,684,286

Japan–11.68%
Honda Motor	335,600	12,471,622
Inpex	1,218	5,085,236
Japan Tobacco	383,200	13,544,937
Lawson	83,900	6,405,032
OBIC	22,170	5,801,851
Santen Pharmaceutical	75,900	3,268,384
Sundrug	73,400	3,116,317
Toyota Motor	50,200	3,032,453
Unicharm	103,200	5,838,564
Yahoo Japan	10,158	5,009,340

		63,573,736

■Macau–0.71%
Sands China	823,200	3,879,289

		3,879,289

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands–2.16%
Akzo Nobel	68,212	$3,846,006
Heineken	124,230	7,915,714

		11,761,720

Panama–1.25%
Copa Holdings Class A	51,860	6,799,883

		6,799,883

Peru–0.76%
Credicorp	32,540	4,163,818

		4,163,818

Republic of Korea–1.62%
NHN	11,828	3,007,733
Samsung Electronics	4,932	5,793,718

		8,801,451

Russia–0.63%
Sberbank of Russia ADR	300,224	3,419,551

		3,419,551

South Africa–0.39%
MTN Group	112,983	2,103,073

		2,103,073

Spain–1.95%
Amadeus IT Holding	131,738	4,210,774
Inditex	51,830	6,398,581

		10,609,355

Sweden–1.02%
Ericsson Class B	492,394	5,575,989

		5,575,989

Switzerland–9.74%
Cie Financiere Richemont	64,775	5,729,358
Julius Baer Group	136,716	5,339,248
Kuehne & Nagel International	42,993	4,719,854
Nestle	214,051	14,038,174
Roche Holding	42,422	10,553,853
Schindler Holding	31,936	4,449,267
Sonova Holding	77,060	8,174,266

		53,004,020

Taiwan–1.78%
Taiwan Semiconductor Manufacturing ADR	528,270	9,677,906

		9,677,906

United Kingdom–17.57%
Aberdeen Asset Management	632,473	3,682,261
Bellway	92,920	1,794,790
BG Group	611,150	10,396,435
Capita	485,608	7,134,501
Compass Group	1,009,508	12,897,030

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Croda International	108,299	$4,079,915
Diageo	401,690	11,485,490
HSBC Holdings	456,475	4,734,804
Intertek Group	89,536	3,980,404
Reckitt Benckiser Group	168,997	11,946,640
Rolls-Royce Holdings	401,961	6,932,624
Standard Chartered	281,533	6,110,179
Weir Group	200,570	6,561,559
Whitbread	84,368	3,921,315

		95,657,947

United States–1.24%
†Mettler-Toledo International	33,490	6,738,188

		6,738,188

Total Common Stock (Cost $503,891,180)		538,558,296

MONEY MARKET MUTUAL FUND–1.72%
Dreyfus Treasury & Agency Cash Management Fund	9,390,897	9,390,897

Total Money Market Mutual Fund (Cost $9,390,897)		9,390,897

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.66% (Cost $513,282,077)	$547,949,193
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.66%)	(3,617,760)

NET ASSETS APPLICABLE TO 41,813,718 SHARES OUTSTANDING–100.00%	$544,331,433

NET ASSET VALUE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($407,508,984 / 31,303,577 Shares)	$13.018
NET ASSET VALUE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($136,822,449 / 10,510,141 Shares)	$13.018

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$558,226,256
Undistributed net investment income	4,688,184
Accumulated net realized loss on investments	(53,231,827)
Net unrealized appreciation of investments and foreign currency	34,648,820

Total net assets	$544,331,433

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Of this amount, $5,550,192 represents payable for securities purchased and $42,650 represents receivable for fund shares redeemed as of June 30, 2013.

The following foreign currency exchange contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	BRL	(240,710)	USD	109,617	7/1/13	$ 1,824
MNB	BRL	(36,445)	USD	16,321	7/2/13	4
MNB	BRL	249,777	USD	(113,484)	7/3/13	(1,680)
MNB	CAD	620,888	USD	(593,761)	7/2/13	(3,310)
MNB	CAD	1,000,935	USD	(954,890)	7/3/13	(3,048)
MNB	CHF	483,916	USD	(511,407)	7/3/13	912
MNB	DKK	657,705	USD	(114,697)	7/3/13	84
MNB	EUR	352,912	USD	(458,892)	7/2/13	501
MNB	EUR	820,724	USD	(1,067,189)	7/3/13	1,168
MNB	GBP	654,690	USD	(994,598)	7/3/13	1,085
MNB	SEK	366,939	USD	(54,454)	7/3/13	249
MNB	ZAR	198,226	USD	(20,037)	7/5/13	(5)
						$(2,216)
The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BRL–Brazilian Real

CAD–Canadian Dollar

CHF–Swiss Franc

DKK–Danish Krone

EUR–European Monetary Unit

GBP–British Pound Sterling

MNB–Mellon National Bank

SEK–Swedish Krona

USD–United States Dollar

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$6,387,320
Interest	381
Foreign tax withheld	(630,531)

5,757,170

EXPENSES:
Management fees	1,728,328
Distribution fees-Service Class	177,332
Custodian fees	88,407
Accounting and administration expenses	75,127
Reports and statements to shareholders	30,155
Professional fees	16,515
Trustees’ fees	3,852
Pricing fees	2,746
Other	3,365

2,125,827
Less management fees waived	(158,241)

Total operating expenses	1,967,586

NET INVESTMENT INCOME	3,789,584

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	972,220
Foreign currencies	(491,007)
Foreign currency exchange contracts	548,036

Net realized gain	1,029,249

Net change in unrealized appreciation (depreciation) of:
Investments	(13,159,313)
Foreign currencies	(7,925)
Foreign currency exchange contracts	(5,245)

Net change in unrealized appreciation (depreciation)	(13,172,483)

NET REALIZED AND UNREALIZED LOSS	(12,143,234)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,353,650)

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,789,584	$2,789,303
Net realized gain (loss)	1,029,249	(3,913,215)
Net change in unrealized appreciation (depreciation)	(13,172,483)	43,537,501

Net increase (decrease) in net assets resulting from operations	(8,353,650)	42,413,589

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,112,711)
Service Class	—	(676,143)

	—	(1,788,854)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	258,211,426	88,618,859
Service Class	13,394,060	23,039,625
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,112,711
Service Class	—	676,143

	271,605,486	113,447,338

Cost of shares redeemed:
Standard Class	(4,632,367)	(15,292,869)
Service Class	(15,397,387)	(25,324,371)

	(20,029,754)	(40,617,240)

Increase in net assets derived from capital share transactions	251,575,732	72,830,098

NET INCREASE IN NET ASSETS	243,222,082	113,454,833
NET ASSETS:
Beginning of period	301,109,351	187,654,518

End of period	$544,331,433	$301,109,351

Undistributed net investment income	$4,688,184	$898,600

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10[2]	12/31/09	12/31/08

Net asset value, beginning of period	$12.935	$10.913	$12.500	$11.135	$8.263	$18.071

Income (loss) from investment operations:
Net investment income[3]	0.133	0.155	0.157	0.102	0.086	0.170
Net realized and unrealized gain (loss)	(0.050)	1.960	(1.392)	1.351	2.875	(8.554)

Total from investment operations	0.083	2.115	(1.235)	1.453	2.961	(8.384)

Less dividends and distributions from:
Net investment income	—	(0.093)	(0.352)	(0.088)	(0.089)	(0.155)
Net realized gain	—	—	—	—	—	(1.269)

Total dividends and distributions	—	(0.093)	(0.352)	(0.088)	(0.089)	(1.424)

Net asset value, end of period	$13.018	$12.935	$10.913	$12.500	$11.135	$8.263

Total return[4]	0.64%	19.40%	(9.87% )	13.11%	35.85%	(48.94% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$407,509	$163,120	$70,248	$217,264	$217,756	$171,362
Ratio of expenses to average net assets	0.90%	1.01%	1.00%	1.03%	1.04%	1.00%[5]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	1.06%	1.05%	1.05%	1.06%	1.05%
Ratio of net investment income to average net assets	1.99%	1.29%	1.27%	0.93%	0.90%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91%	1.24%	1.22%	0.91%	0.88%	1.24%
Portfolio turnover	14%	36%	69%	207%	118%	118%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.04%.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10[2]	12/31/09	12/31/08

Net asset value, beginning of period	$12.952	$10.928	$12.516	$11.152	$8.277	$18.066

Income (loss) from investment operations:
Net investment income[3]	0.116	0.125	0.123	0.075	0.061	0.137
Net realized and unrealized gain (loss)	(0.050)	1.962	(1.389)	1.350	2.879	(8.541)

Total from investment operations	0.066	2.087	(1.266)	1.425	2.940	(8.404)

Less dividends and distributions from:
Net investment income	—	(0.063)	(0.322)	(0.061)	(0.065)	(0.116)
Net realized gain	—	—	—	—	—	(1.269)

Total dividends and distributions	—	(0.063)	(0.322)	(0.061)	(0.065)	(1.385)

Net asset value, end of period	$13.018	$12.952	$10.928	$12.516	$11.152	$8.277

Total return[4]	0.51%	19.11%	(10.10% )	12.82%	35.51%	(49.07% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,822	$137,989	$117,407	$100,331	$56,063	$24,426
Ratio of expenses to average net assets	1.15%	1.26%	1.25%	1.28%	1.29%	1.25%[5]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.23%	1.31%	1.30%	1.30%	1.31%	1.30%
Ratio of net investment income to average net assets	1.74%	1.04%	1.02%	0.68%	0.65%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.66%	0.99%	0.97%	0.66%	0.63%	0.99%
Portfolio turnover	14%	36%	69%	207%	118%	118%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.29%.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and total $39 for the period ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of The Lincoln National Life Insurance Company, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of the average daily net assets of the Fund, and 0.95% of the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% of average daily net assets of the Fund in excess of $250 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Massachusetts Financial Services Company (MFS) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $8,579 and $1,244, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$318,500
Distribution fees payable to LFD	28,842

Certain officers and trustees of the Fund are also officers or directors of the Companies and received no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $308,900,447 and sales of $55,275,305 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes was $516,978,970. At June 30, 2013, net unrealized appreciation was $30,970,223 of which $62,287,691 related to unrealized appreciation of investments and $31,317,468 related to unrealized depreciation of investments.

For federal income tax purposes, capital loss carryforwards of $42,280,880 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2013, if not utilized in future years, will expire as follows: $17,856,965 expires in 2016 and $24,423,915 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$3,411,887	$4,198,602

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$538,558,296	$—	$538,558,296
Money Market Mutual Fund	9,390,897	—	9,390,897

Total	$547,949,193	$—	$547,949,193

Foreign Currency Exchange Contracts	$—	$(2,216)	$(2,216)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	19,037,583	7,335,874
Service Class	998,344	1,942,367
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	87,808
Service Class	—	53,338

	20,035,927	9,419,387

Shares redeemed:
Standard Class	(344,278)	(1,250,577)
Service Class	(1,142,330)	(2,084,872)

	(1,486,608)	(3,335,449)

Net increase	18,549,319	6,083,938

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$5,827	Liabilities net of receivables and other assets	$(8,043)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$548,036	$(5,245)

LVIP MFS International Growth Fund–14

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$349,845	$808,590

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund–15

LVIP MFS International Growth RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP MFS International Growth RPM Fund

LVIP MFS International Growth RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2013* to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013* to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13

Actual*
Standard Class Shares	$1,000.00	$944.00	0.20%	$0.32
Service Class Shares	1,000.00	943.60	0.45%	0.73

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*

The Fund commenced operations on May 1, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP MFS International Growth RPM Fund–1

LVIP MFS International Growth RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Company	92.71%

International Equity Fund	92.71%

Unaffiliated Investment Company	5.19%

Money Market Fund	5.19%

Total Value of Securities	97.90%

Receivables and Other Assets Net of Liabilities	2.10%

Total Net Assets	100.00%

LVIP MFS International Growth RPM Fund–2

LVIP MFS International Growth RPM Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.71%
International Equity Fund–92.71%
*Lincoln Variable Insurance Products Trust–LVIP MFS International Growth Fund	469,566	$6,112,813

Total Affiliated Investment Company (Cost $6,420,096)		6,112,813

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.19%
Money Market Fund–5.19%
Dreyfus Treasury & Agency Cash Management Fund	342,422	$342,422

Total Unaffiliated Investment Company (Cost $342,422)		342,422

TOTAL VALUE OF SECURITIES–97.90% (Cost $6,762,518)	6,455,235
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.10%	138,586

NET ASSETS APPLICABLE TO 698,768 SHARES OUTSTANDING–100.00%	$6,593,821

*	Standard Class shares.

«	Includes $31,250 cash and $125,136 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5)	British Pound Currency	$ (482,445)	$(475,125)	9/19/13	$ 7,320
(5)	Euro Currency	(822,176)	(813,938)	9/19/13	8,238
(25)	Euro STOXX 50 Index	(843,680)	(845,454)	9/24/13	(1,774)
(5)	FTSE 100 Index	(471,915)	(468,551)	9/24/13	3,364
(4)	Japanese Yen Currency	(516,213)	(504,350)	9/19/13	11,863
(4)	Nikkei 225 Index (OSE)	(535,243)	(551,835)	9/14/13	(16,592)

		$(3,671,672)			$ 12,419

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth RPM Fund–3

LVIP MFS International Growth RPM Fund

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$6,112,813
Investments in unaffiliated investment company, at value	342,422
Foreign currencies collateral, at value	125,136
Receivables for fund shares sold	45,289
Cash collateral	31,250
Expense reimbursement receivable from LIAC	3,191
Variation margin receivable on futures contracts	731
Foreign currencies, at value	380

TOTAL ASSETS	6,661,212

LIABILITIES:
Payable for investment companies purchased	58,794
Accrued expenses payable	5,249
Due to manager and affiliates	2,082
Cash overdraft	1,153
Payables for fund shares redeemed	113

TOTAL LIABILITIES	67,391

TOTAL NET ASSETS	$6,593,821

Investments in affiliated investment company, at cost	$6,420,096
Investments in unaffiliated investment company, at cost	$342,422
Foreign currencies, at cost	$119,568

Standard Class :
Net Assets	$472,001
Shares Outstanding	50,000
Net Asset Value	$9.440

Service Class :
Net Assets	$6,121,820
Shares Outstanding	648,768
Net Asset Value	$9.436

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$6,932,100
Accumulated net investment loss	(3,888)
Accumulated net realized loss on investments	(38,811)
Net unrealized depreciation of investments and derivatives	(295,580)

Total net assets	$6,593,821

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth RPM Fund–4

LVIP MFS International Growth RPM Fund

Statement of Operations

May 1, 2013* to June 30, 2013 (unaudited)

LVIP MFS International Growth RPM Fund

Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$8

EXPENSES:
Accounting and administration expenses	8,045
Management fees	7,749
Professional fees	4,318
Distribution fees-Service Class	2,072
Reports and statements to shareholders	516
Custodian fees	287
Trustees’ fees	6
Other	2

22,995
Less management fees waived	(5,926)
Less expenses reimbursed	(13,173)

Total operating expenses	3,896

NET INVESTMENT LOSS	(3,888)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss from:
Sale of investments in unaffiliated investment companies	(539)
Foreign currencies	(1,270)
Futures contracts	(37,002)

Net realized loss	(38,811)

Net unrealized appreciation (depreciation) of:
Investments	(307,283)
Foreign currencies	(716)
Futures contracts	12,419

Net unrealized appreciation (depreciation)	(295,580)

NET REALIZED AND UNREALIZED LOSS	(334,391)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(338,279)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/13* to 6/30/13 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,888)
Net realized loss	(38,811)
Net unrealized appreciation (depreciation)	(295,580)

Net decrease in net assets resulting from operations	(338,279)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	500,000
Service Class	6,510,660

7,010,660

Cost of shares redeemed:
Service Class	(78,560)

(78,560)

Increase in net assets derived from capital share transactions	6,932,100

NET INCREASE IN NET ASSETS	6,593,821
NET ASSETS:
Beginning of period	—

End of period	$6,593,821

Accumulated net investment loss	$(3,888)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth RPM Fund–5

LVIP MFS International Growth RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP MFS International Growth RPM Fund
	Standard Class 5/1/13[1] to 6/30/13 (Unaudited)		Service Class 5/1/13[1] to 6/30/13 (Unaudited)

Net asset value, beginning of period	$ 10.000		$ 10.000

Loss from investment operations:
Net investment loss[2]	(0.003)		(0.007)
Net realized and unrealized loss	(0.557)		(0.557)
Total from investment operations	(0.560)		(0.564)

Net asset value, end of period	$ 9.440		$ 9.436

Total return[3]	(5.60%	)	(5.64%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 472		$ 6,122
Ratio of expenses to average net assets[4]	0.20%		0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.28%		2.53%
Ratio of net investment loss to average net assets	(0.20%	)	(0.45%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.28%	)	(2.53%)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth RPM Fund–6

LVIP MFS International Growth RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP MFS International Growth RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a Fund of Funds structure and invests substantially all its assets in another open-end investment company (mutual fund), the LVIP MFS International Growth Fund (Underlying Fund). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Underlying Fund, which is advised by an unaffiliated advisor, invests primarily in foreign equity securities, including emerging markets equity securities and money market instruments. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS International Growth RPM Fund–7

LVIP MFS International Growth RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2013* through June 30, 2013.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk and portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.85% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Fund (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of average daily net assets of the Fund. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class (and 0.45% for the Service Class). The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2013* to June 30, 2013, fees for these administrative and legal services amounted to $18 and $0, respectively.

Lincoln Life also performs daily trading operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $52 for the period May 1, 2013* through June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$3,191
Management fees payable to LIAC	955
Distribution fees payable to LFD	1,094
Trading operation fees payable to Lincoln Life	33

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2013, Lincoln Life directly owned 100% of the Standard Class shares and 69% of the Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 1, 2013* through June 30, 2013, the Fund made purchases of $6,433,585 and sales of $12,950 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $6,763,057. At June 30, 2013, net unrealized depreciation was $307,822, all of which related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

LVIP MFS International Growth RPM Fund–8

LVIP MFS International Growth RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$6,455,235
Futures Contracts	$ 12,419

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/13* to 6/30/13
Shares sold:
Standard Class	50,000
Service Class	656,892
706,892
Shares redeemed:
Service Class	(8,124)
(8,124)
Net increase	698,768

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the

LVIP MFS International Growth RPM Fund–9

LVIP MFS International Growth RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$30,785	Variation margin receivable on futures contracts*	$(18,366)

*Includes cumulative appreciation (depreciation) of futures contracts on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period May 1, 2013* through June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(37,002)	$12,419

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2013* through June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2013* through June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$—	$325,949

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Growth RPM Fund–10

LVIP MFS International Growth RPM Fund

Other Fund Information (unaudited)

Approval of Investment Management Agreement

On December 3 and 4, 2012, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the organization and offering of the LVIP MFS International Growth RPM Fund (the “Fund”), a new series of Lincoln Variable Insurance Products Trust (“LVIP”), including a new investment management agreement (the “Advisory Agreement”) between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. Under normal market conditions, the Fund would invest approximately 80-100% of its assets into one underlying fund, LVIP MFS International Growth Fund, an existing LVIP fund. The remaining 0-20% would be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s exposure to equity market risks.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee and officers and employees of LNL and LIAC to consider the approval of the Advisory Agreement. In considering the approval of the agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of each New Fund to approve the Advisory Agreement and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement.

Approval of Investment Management Agreement with LIAC

In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of the Trust and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

With respect to performance, the Board considered that the Fund had not commenced operations. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs LIAC would incur in providing services to the Fund, and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other Lincoln funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to funds. The Board also considered that the Lincoln organization may benefit from economies of scale when it bargains together with other Lincoln accounts for certain services from sub-advisers and other entities.

The Board considered management’s representation that the proposed investment advisory fees were set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the investment advisory fee to 0.20% for the Fund and implement an expense limitation of 0.25% for the Fund for a period of time. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

LVIP MFS International Growth RPM Fund–11

LVIP MFS International Growth RPM Fund

Other Fund Information (unaudited) (continued)

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth RPM Fund–12

LVIP MFS Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP MFS Value Fund

LVIP MFS Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,167.20	0.68%	$3.65
Service Class Shares	1,000.00	1,165.70	0.93%	4.99

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.66%

Aerospace & Defense	8.11%
Air Freight & Logistics	1.59%
Auto Components	1.57%
Automobiles	0.22%
Beverages	2.68%
Capital Markets	6.05%
Chemicals	2.46%
Commercial Banks	3.32%
Commercial Services & Supplies	1.02%
Computers & Peripherals	0.21%
Construction & Engineering	0.13%
Diversified Financial Services	4.81%
Diversified Telecommunication Services	2.42%
Electric Utilities	0.17%
Electrical Equipment	0.91%
Food & Staples Retailing	1.63%
Food Products	4.35%
Health Care Equipment & Supplies	3.23%
Health Care Providers & Services	0.98%
Hotels, Restaurants & Leisure	0.70%
Household Products	0.58%
Industrial Conglomerates	3.11%
Insurance	7.26%
IT Services	5.62%
Leisure Equipment & Products	0.71%
Life Sciences Tools & Services	1.18%
Machinery	1.63%
Media	5.02%
Multiline Retail	1.87%
Multi-Utilities	0.17%
Oil, Gas & Consumable Fuels	6.46%
Pharmaceuticals	8.71%
Professional Services	0.27%
Road & Rail	0.43%
Semiconductors & Semiconductor Equipment	0.62%
Software	1.18%
Specialty Retail	0.79%
Tobacco	5.28%
Wireless Telecommunication Services	1.21%

Convertible Preferred Stock	0.21%

Money Market Fund	0.23%

Total Value of Securities	99.10%

Receivables and Other Assets Net of Liabilities	0.90%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Philip Morris International	3.66%
JPMorgan Chase	3.62%
Johnson & Johnson	3.62%
Lockheed Martin	3.37%
Pfizer	3.21%
Wells Fargo	2.57%
Exxon Mobil	2.07%
Goldman Sachs Group	2.07%
MetLife	2.00%
International Business Machines	1.99%

Total	28.18%

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Statement of Net Assets

June 30, 2013(unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.66%
Aerospace & Defense–8.11%
Honeywell International	205,880	$16,334,519
Lockheed Martin	270,050	29,289,623
Northrop Grumman	100,810	8,347,068
United Technologies	176,700	16,422,498

		70,393,708

Air Freight & Logistics–1.59%
United Parcel Service Class B	159,270	13,773,670

		13,773,670

Auto Components–1.57%
Delphi Automotive	116,790	5,920,085
Johnson Controls	215,720	7,720,619

		13,640,704

Automobiles–0.22%
†General Motors	57,320	1,909,329

		1,909,329

Beverages–2.68%
Coca-Cola Enterprises	81,790	2,875,736
Diageo	481,680	13,772,638
Dr Pepper Snapple Group	79,820	3,666,133
PepsiCo	36,410	2,977,974

		23,292,481

Capital Markets–6.05%
Bank of New York Mellon	424,560	11,908,908
BlackRock	29,915	7,683,668
Franklin Resources	46,600	6,338,532
Goldman Sachs Group	118,638	17,943,997
State Street	132,420	8,635,108

		52,510,213

Chemicals–2.46%
Air Products & Chemicals	88,750	8,126,837
PPG Industries	90,081	13,188,759

		21,315,596

Commercial Banks–3.32%
PNC Financial Services Group	89,330	6,513,944
Wells Fargo	541,390	22,343,165

		28,857,109

Commercial Services & Supplies–1.02%
Tyco International	268,180	8,836,531

		8,836,531

Computers & Peripherals–0.21%
Hewlett-Packard	74,440	1,846,112

		1,846,112

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.13%
Fluor	18,370	$1,089,525

		1,089,525

Diversified Financial Services–4.81%
JPMorgan Chase	594,750	31,396,852
McGraw-Hill Financial	68,680	3,653,089
Moody’s	78,740	4,797,628
NASDAQ OMX Group	57,335	1,880,015

		41,727,584

Diversified Telecommunication Services–2.42%
AT&T	390,580	13,826,532
Verizon Communications	141,770	7,136,702

		20,963,234

Electric Utilities–0.17%
PPL	47,990	1,452,177

		1,452,177

Electrical Equipment–0.91%
Eaton	120,280	7,915,627

		7,915,627

Food & Staples Retailing–1.63%
CVS Caremark	247,287	14,139,871

		14,139,871

Food Products–4.35%
Danone	111,915	8,399,895
General Mills	276,950	13,440,383
Kellogg	47,960	3,080,471
Nestle	159,800	10,480,214
Smucker (J.M.)	23,200	2,393,080

		37,794,043

Health Care Equipment & Supplies–3.23%
Abbott Laboratories	185,480	6,469,542
Becton, Dickinson	17,780	1,757,197
Covidien	41,220	2,590,265
Medtronic	196,910	10,134,958
St. Jude Medical	156,190	7,126,950

		28,078,912

Health Care Providers & Services–0.98%
†Express Scripts Holding	72,970	4,501,519
Quest Diagnostics	66,420	4,027,045

		8,528,564

Hotels, Restaurants & Leisure–0.70%
McDonald’s	61,187	6,057,513

		6,057,513

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.58%
Procter & Gamble	65,395	$5,034,761

		5,034,761

Industrial Conglomerates–3.11%
3M	148,126	16,197,578
Danaher	170,190	10,773,027

		26,970,605

Insurance–7.26%
ACE	105,430	9,433,876
Aon	124,630	8,019,941
Chubb	68,800	5,823,920
MetLife	380,360	17,405,274
Prudential Financial	151,020	11,028,991
Travelers	141,850	11,336,652

		63,048,654

IT Services–5.62%
Accenture Class A	221,930	15,970,083
Fidelity National Information Services	31,780	1,361,455
†Fiserv	47,430	4,145,856
International Business Machines	90,480	17,291,633
MasterCard Class A	6,075	3,490,087
Western Union	379,190	6,487,941

		48,747,055

Leisure Equipment & Products–0.71%
Hasbro	137,060	6,144,400

		6,144,400

Life Sciences Tools & Services–1.18%
Thermo Fisher Scientific	120,670	10,212,302

		10,212,302

Machinery–1.63%
Illinois Tool Works	39,620	2,740,515
Pentair	60,332	3,480,553
Stanley Black & Decker	103,092	7,969,012

		14,190,080

Media–5.02%
Comcast Special Class A	204,880	8,127,590
Disney (Walt)	219,150	13,839,322
Omnicom Group	167,730	10,545,185
Viacom Class B	162,610	11,065,610

		43,577,707

Multiline Retail–1.87%
Kohl’s	48,270	2,438,118
Target	200,460	13,803,676

		16,241,794

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities–0.17%
Public Service Enterprise Group	45,720	$1,493,215

		1,493,215

Oil, Gas & Consumable Fuels–6.46%
Apache	52,710	4,418,679
Chevron	128,800	15,242,192
EOG Resources	42,342	5,575,595
Exxon Mobil	198,900	17,970,615
Occidental Petroleum	144,320	12,877,674

		56,084,755

Pharmaceuticals–8.71%
AbbVie	75,240	3,110,422
Johnson & Johnson	365,590	31,389,557
Merck	164,290	7,631,270
Pfizer	993,665	27,832,557
Roche Holding	21,489	5,346,088
Zoetis	8,890	274,612

		75,584,506

Professional Services–0.27%
Dun & Bradstreet	24,440	2,381,678

		2,381,678

Road & Rail–0.43%
Canadian National Railway	38,450	3,740,031

		3,740,031

Semiconductors & Semiconductor Equipment–0.62%
Intel	222,770	5,395,489

		5,395,489

Software–1.18%
Oracle	333,200	10,235,904

		10,235,904

Specialty Retail–0.79%
Advance Auto Parts	58,940	4,784,160
Staples	130,960	2,077,026

		6,861,186

Tobacco–5.28%
Altria Group	118,250	4,137,567
Lorillard	226,360	9,887,405
Philip Morris International	366,670	31,760,955

		45,785,927

Wireless Telecommunication Services–1.21%
Vodafone Group	3,684,435	10,526,470

		10,526,470

Total Common Stock (Cost $587,566,485)		856,379,022

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.21%
PPL 9.50% exercise price $28.73, expiration date 7/1/13	18,140	$957,792
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	844,693

Total Convertible Preferred Stock (Cost $1,622,786)		1,802,485

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.23%
Dreyfus Treasury & Agency Cash Management Fund	1,998,580	$1,998,580

Total Money Market Fund (Cost $1,998,580)		1,998,580

TOTAL VALUE OF SECURITIES–99.10% (Cost $591,187,851)	860,180,087
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	7,773,174

NET ASSETS APPLICABLE TO 28,850,971 SHARES OUTSTANDING–100.00%	$867,953,261

NET ASSET VALUE–LVIP MFS VALUE FUND STANDARD CLASS ($108,842,269 / 3,614,904 Shares)	$30.109

NET ASSET VALUE–LVIP MFS VALUE FUND SERVICE CLASS ($759,110,992 / 25,236,067 Shares)	$30.080

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$656,276,249
Undistributed net investment income	13,557,807
Accumulated net realized loss on investments	(70,857,144)
Net unrealized appreciation of investments and derivatives	268,976,349

Total net assets	$867,953,261

†  Non-income producing for the period.

« Of this amount, $571,109 represents payable for fund shares redeemed as of June 30, 2013.

The following foreign currency exchange contracts were outstanding at June 30, 2013:1

 Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CHF	(112,311)	USD	118,711	7/2/13	$(192)
MNB	EUR	(47,773)	USD	62,134	7/1/13	(54)
MNB	GBP	(51,466)	USD	78,817	7/1/13	545
MNB	GBP	(68,845)	USD	105,009	7/2/13	305

						$ 604

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

CHF–Swiss Franc

EUR–European Monetary Unit

GBP–British Pound Sterling

MNB–Mellon National Bank

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$11,067,304
Interest	3,430
Foreign tax withheld	(112,061)

10,958,673

EXPENSES:
Management fees	2,649,222
Distribution fees-Service Class	931,012
Accounting and administration expenses	162,137
Reports and statements to shareholders	57,111
Professional fees	20,409
Custodian fees	10,313
Trustees’ fees	9,766
Pricing fees	932
Other	8,136

3,849,038
Less management fees waived	(22,004)

Total operating expenses	3,827,034

NET INVESTMENT INCOME	7,131,639

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,250,620
Foreign currencies	(15,276)
Foreign currency exchange contracts	8,885

Net realized gain	15,244,229

Net change in unrealized appreciation (depreciation) of:
Investments	105,587,466
Foreign currencies	(20,145)
Foreign currency exchange contracts	604

Net change in unrealized appreciation (depreciation)	105,567,925

NET REALIZED AND UNREALIZED GAIN	120,812,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,943,793

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,131,639	$14,014,761
Net realized gain	15,244,229	9,459,277
Net change in unrealized appreciation (depreciation)	105,567,925	84,379,957

Net increase in net assets resulting from operations	127,943,793	107,853,995

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,079,849)
Service Class	—	(6,502,511)

	—	(7,582,360)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,131,272	18,121,854
Service Class	33,948,424	140,774,146
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,079,849
Service Class	—	6,502,511

	46,079,696	166,478,360

Cost of shares redeemed:
Standard Class	(10,699,075)	(17,821,177)
Service Class	(74,793,056)	(112,562,379)

	(85,492,131)	(130,383,556)

Increase (decrease) in net assets derived from capital share transactions	(39,412,435)	36,094,804

NET INCREASE IN NET ASSETS	88,531,358	136,366,439
NET ASSETS:
Beginning of period	779,421,903	643,055,464

End of period	$867,953,261	$779,421,903

Undistributed net investment income	$13,557,807	$6,426,168

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–6

LVIP MFS Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$25.797	$22.445	$22.794	$20.676	$17.318	$26.422

Income (loss) from investment operations:
Net investment income[2]	0.272	0.517	0.439	0.359	0.377	0.426
Net realized and unrealized gain (loss)	4.040	3.143	(0.462)	2.028	3.248	(8.858)

Total from investment operations	4.312	3.660	(0.023)	2.387	3.625	(8.432)

Less dividends and distributions from:
Net investment income	—	(0.308)	(0.326)	(0.269)	(0.267)	(0.236)
Net realized gain	—	—	—	—	—	(0.436)

Total dividends and distributions	—	(0.308)	(0.326)	(0.269)	(0.267)	(0.672)

Net asset value, end of period	$30.109	$25.797	$22.445	$22.794	$20.676	$17.318

Total return[3]	16.72%	16.33%	(0.10%)	11.59%	20.96%	(32.29%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,842	$91,949	$78,689	$263,413	$297,396	$284,601
Ratio of expenses to average net assets	0.68%	0.69%	0.70%	0.71%	0.73%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.69%	0.69%	0.70%	0.71%	0.73%	0.74%
Ratio of net investment income to average net assets	1.90%	2.09%	1.88%	1.71%	2.09%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.89%	2.09%	1.88%	1.71%	2.09%	1.94%
Portfolio turnover	7%	21%	37%	32%	35%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–7

LVIP MFS Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$25.804	$22.453	$22.801	$20.684	$17.327	$26.416

Income (loss) from investment operations:
Net investment income[2]	0.236	0.455	0.373	0.307	0.331	0.375
Net realized and unrealized gain (loss)	4.040	3.142	(0.453)	2.026	3.245	(8.848)

Total from investment operations	4.276	3.597	(0.080)	2.333	3.576	(8.473)

Less dividends and distributions from:
Net investment income	—	(0.246)	(0.268)	(0.216)	(0.219)	(0.180)
Net realized gain	—	—	—	—	—	(0.436)

Total dividends and distributions	—	(0.246)	(0.268)	(0.216)	(0.219)	(0.616)

Net asset value, end of period	$30.080	$25.804	$22.453	$22.801	$20.684	$17.327

Total return[3]	16.57%	16.04%	(0.35%)	11.31%	20.67%	(32.46%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$759,111	$687,473	$564,366	$419,548	$236,775	$84,111
Ratio of expenses to average net assets	0.93%	0.94%	0.95%	0.96%	0.98%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.94%	0.94%	0.95%	0.96%	0.98%	0.99%
Ratio of net investment income to average net assets	1.65%	1.84%	1.63%	1.46%	1.84%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.64%	1.84%	1.63%	1.46%	1.84%	1.69%
Portfolio turnover	7%	21%	37%	32%	35%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–8

LVIP MFS Value Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP MFS Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

LVIP MFS Value Fund–9

LVIP MFS Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,340 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% on the next $50 million; and 0.60% of the average daily net assets of the Fund in excess of $200 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.00% on the first $500 million of average daily net assets of the Fund; 0.0125% on the next $1 billion; and 0.0375% in excess of $1.5 billion. The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Massachusetts Financial Services Company (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $19,952 and $3,082, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$448,167
Distribution fees payable to LFD	158,453

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $61,833,018 and sales of $95,817,879 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $620,543,868. At June 30, 2013, net unrealized appreciation was $239,636,219, of which $269,990,773 related to unrealized appreciation of investments and $30,354,554 related to unrealized depreciation of investments.

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $55,252,627 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $13,624,609 expires in 2016 and $41,628,018 expires in 2017.

LVIP MFS Value Fund–10

LVIP MFS Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$856,379,022	$—	$856,379,022
Convertible Preferred Stock	844,693	957,792	1,802,485
Money Market Fund	1,998,580	—	1,998,580

Total	$859,222,295	$957,792	$860,180,087

Foreign Currency Exchange Contracts	$—	$604	$604

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP MFS Value Fund–11

LVIP MFS Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	422,916	740,393
Service Class	1,169,355	5,769,387
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	42,623
Service Class	—	256,540

	1,592,271	6,808,943

Shares redeemed:
Standard Class	(372,349)	(724,505)
Service Class	(2,575,160)	(4,519,178)

	(2,947,509)	(5,243,683)

Net increase (decrease)	(1,355,238)	1,565,260

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$850	Receivables and other assets net of liabilities	$(246)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$8,885	$604

LVIP MFS Value Fund–12

LVIP MFS Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$95,165	$27,999

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund–13

LVIP Mid-Cap Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP Mid-Cap Value Fund

LVIP Mid-Cap Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,142.00	1.01%	$5.36
Service Class Shares	1,000.00	1,140.60	1.26%	6.69

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.79	1.01%	$5.06
Service Class Shares	1,000.00	1,018.55	1.26%	6.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	99.06%

Aerospace & Defense	3.22%
Airlines	1.56%
Beverages	0.75%
Capital Markets	1.38%
Chemicals	4.49%
Commercial Banks	7.57%
Computers & Peripherals	1.16%
Construction & Engineering	2.42%
Containers & Packaging	2.87%
Diversified Financial Services	0.41%
Electric Utilities	1.84%
Electrical Equipment	1.90%
Electronic Equipment, Instruments & Components	2.13%
Energy Equipment & Services	2.43%
Food Products	3.02%
Gas Utilities	1.69%
Health Care Equipment & Supplies	0.65%
Health Care Providers & Services	4.47%
Household Durables	3.98%
Insurance	9.85%
IT Services	1.02%
Leisure Equipment & Products	0.47%
Machinery	5.73%
Multiline Retail	0.25%
Multi-Utilities	1.75%
Oil, Gas & Consumable Fuels	4.58%
Paper & Forest Products	0.28%
Pharmaceuticals	4.05%
Real Estate Investment Trusts	4.24%
Real Estate Management & Development	1.05%
Semiconductors & Semiconductor Equipment	7.60%
Software	2.74%
Specialty Retail	2.46%
Textiles, Apparel & Luxury Goods	1.33%
Thrift & Mortgage Finance	1.06%
Trading Companies & Distributors	2.66%

Money Market Fund	1.26%

Total Value of Securities	100.32%

Liabilities Net of Receivables and Other Assets	(0.32%)

Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Reinsurance Group of America	2.50%
Unum Group	2.31%
Methanex	2.26%
Arrow Electronics	2.13%
Cobalt International Energy	2.13%
Pentair	2.03%
Almirall	2.01%
Avago Technologies	1.92%
Hubbell Class B	1.90%
WESCO International	1.90%

Total	21.09%

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund

Statement of Net Assets

June 30, 2013(unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–99.06%
Aerospace & Defense–3.22%
†Esterline Technologies	25,000	$1,807,250
†Moog Class A	29,600	1,525,288
†Teledyne Technologies	6,800	525,980

		3,858,518

Airlines–1.56%
†Delta Air Lines	99,750	1,866,323

		1,866,323

Beverages–0.75%
Dr Pepper Snapple Group	19,500	895,635

		895,635

Capital Markets–1.38%
LPL Financial Holdings	43,900	1,657,664
†*@=Solar Cayman Escrow	26,800	1,876

		1,659,540

Chemicals–4.49%
Cabot	33,300	1,246,086
Celanese Class A	31,800	1,424,640
Methanex	63,400	2,712,886

		5,383,612

Commercial Banks–7.57%
BankUnited	48,500	1,261,485
Comerica	51,000	2,031,330
First Midwest Bancorp	59,100	810,852
Iberiabank	21,300	1,141,893
†Popular	37,530	1,138,285
Regions Financial	109,400	1,042,582
Zions Bancorp	57,400	1,657,712

		9,084,139

Computers & Peripherals–1.16%
†SanDisk	22,800	1,393,080

		1,393,080

Construction & Engineering–2.42%
Chicago Bridge & Iron	23,400	1,396,044
KBR	46,400	1,508,000

		2,904,044

Containers & Packaging–2.87%
†Owens-Illinois	29,500	819,805
Packaging Corp of America	45,200	2,212,992
Rexam	56,020	406,834

		3,439,631

Diversified Financial Services–0.41%
†PHH	24,400	497,272

		497,272

Electric Utilities–1.84%
Great Plains Energy	40,100	903,854

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	40,600	$1,297,576

		2,201,430

Electrical Equipment–1.90%
Hubbell Class B	23,000	2,277,000

		2,277,000

Electronic Equipment, Instruments & Components–2.13%
†Arrow Electronics	64,200	2,558,370

		2,558,370

Energy Equipment & Services–2.43%
†Ocean Rig UDW	83,400	1,562,082
Trican Well Service	101,900	1,354,855

		2,916,937

Food Products–3.02%
Bunge	27,700	1,960,329
Ebro Foods	60,298	1,238,571
Ingredion	6,400	419,968

		3,618,868

Gas Utilities–1.69%
UGI	51,900	2,029,809

		2,029,809

Health Care Equipment & Supplies–0.65%
†Boston Scientific	83,800	776,826

		776,826

Health Care Providers & Services–4.47%
AmerisourceBergen	13,200	736,956
†Brookdale Senior Living	80,400	2,125,776
†Health Management Associates Class A	53,500	841,020
†WellCare Health Plans	29,900	1,660,945

		5,364,697

Household Durables–3.98%
Harman International Industries	7,600	411,920
Lennar Class A	23,500	846,940
Newell Rubbermaid	77,500	2,034,375
†Toll Brothers	45,400	1,481,402

		4,774,637

Insurance–9.85%
Argo Group International Holdings	7,400	313,686
Hanover Insurance Group	38,200	1,869,126
Principal Financial Group	51,000	1,909,950
Reinsurance Group of America	43,331	2,994,605
Unum Group	94,500	2,775,465
XL Group	64,500	1,955,640

		11,818,472

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
IT Services–1.02%
Booz Allen Hamilton Holding	70,500	$1,225,290

		1,225,290

Leisure Equipment & Products–0.47%
Mattel	12,500	566,375

		566,375

Machinery–5.73%
AGCO	24,400	1,224,635
Barnes Group	75,400	2,261,246
Dover	12,400	962,984
Pentair	42,100	2,428,749

		6,877,614

Multiline Retail–0.25%
Family Dollar Stores	4,900	305,319

		305,319

Multi-Utilities–1.75%
Alliant Energy	28,500	1,436,970
Wisconsin Energy	16,000	655,840

		2,092,810

Oil, Gas & Consumable Fuels–4.58%
†Cobalt International Energy	95,900	2,548,063
Japan Petroleum Exploration	14,700	596,687
†Newfield Exploration	40,900	977,101
QEP Resources	49,200	1,366,776

		5,488,627

Paper & Forest Products–0.28%
†Louisiana-Pacific	23,000	340,170

		340,170

Pharmaceuticals–4.05%
Almirall	190,657	2,414,774
Ono Pharmaceutical	16,500	1,119,857
UCB	24,546	1,322,314

		4,856,945

Real Estate Investment Trusts–4.24%
American Assets Trust	41,500	1,280,690
†Blackstone Mortgage Trust	46,900	1,158,430
Equity Lifestyle Properties	20,700	1,626,813
Hatteras Financial	41,400	1,020,096

		5,086,029

Real Estate Management & Development–1.05%
†Forest City Enterprises Class A	70,200	1,257,282

		1,257,282

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–7.60%
Avago Technologies	61,700	$2,306,346
†Microsemi	84,000	1,911,000
†NXP Semiconductor	43,800	1,356,924
†Skyworks Solutions	65,800	1,440,362
†Teradyne	119,300	2,096,101

		9,110,733

Software–2.74%
†Check Point Software Technologies	32,700	1,624,536
†Verint Systems	46,900	1,663,543

		3,288,079

Specialty Retail–2.46%
GNC Holdings	31,500	1,392,615
Men’s Wearhouse	32,500	1,230,125
Ross Stores	5,000	324,050

		2,946,790

Textiles, Apparel & Luxury Goods–1.33%
Samsonite International	662,400	1,595,352

		1,595,352

Thrift & Mortgage Finance–1.06%
†Beneficial Mutual Bancorp	11,400	95,760
EverBank Financial	70,900	1,174,104

		1,269,864

Trading Companies & Distributors–2.66%
Rexel	40,427	909,340
†WESCO International	33,500	2,276,660

		3,186,000

Total Common Stock (Cost $92,347,034)		118,812,119

MONEY MARKET FUND–1.26%
Dreyfus Treasury & Agency Cash Management Fund	1,511,138	1,511,138

Total Money Market Fund (Cost $1,511,138)		1,511,138

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.32% (Cost $93,858,172)	$120,323,257
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(380,341)

NET ASSETS APPLICABLE TO 6,636,319 SHARES OUTSTANDING–100.00%	$119,942,916

NET ASSET VALUE–LVIP MID-CAP VALUE FUND STANDARD CLASS ($54,358,233 / 3,001,752 Shares)	$18.109

NET ASSET VALUE–LVIP MID-CAP VALUE FUND SERVICE CLASS ($65,584,683 / 3,634,567 Shares)	$18.045

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$121,453,784
Undistributed net investment income	401,749
Accumulated net realized loss on investments	(28,377,287)
Net unrealized appreciation of investments and derivatives	26,464,670

Total net assets	$119,942,916

†	Non-income producing for the period.

*	Common Stock Unit.

«	Of this amount, $154,033 represents payable for securities purchased and $404,474 represents payable for fund shares redeemed as of June 30, 2013.

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $1,876, which represented 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $1,876, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2013 :1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	JPY	1,870,273	USD	(19,183)	7/1/13	$(321)
MNB	JPY	1,925,308	USD	(19,622)	7/2/13	(206)
						$(527)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Note to Financial Statements.”

Summary of Abbreviations:

JPY–Japanese Yen

MNB–Mellon National Bank

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$863,754
Foreign tax withheld	(18,764)

844,990

EXPENSES:
Management fees	537,802
Distribution fees-Service Class	82,782
Accounting and administration expenses	23,044
Custodian fees	17,019
Reports and statements to shareholders	16,713
Professional fees	13,031
Trustees’ fees	1,397
Pricing fees	807
Other	2,050

694,645
Less management fees waived	(6,199)

Total operating expenses	688,446

NET INVESTMENT INCOME	156,544

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	12,311,963
Foreign currencies	(8,690)
Foreign currency exchange contracts	9,866

Net realized gain	12,313,139

Net change in unrealized appreciation (depreciation) of:
Investments	3,373,358
Foreign currencies	402
Foreign currency exchange contracts	(527)

Net change in unrealized appreciation (depreciation)	3,373,233

NET REALIZED AND UNREALIZED GAIN	15,686,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,842,916

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund

Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/13	Year Ended
	(Unaudited)	12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$156,544	$652,324
Net realized gain	12,313,139	5,000,716
Net change in unrealized appreciation (depreciation)	3,373,233	15,916,584

Net increase in net assets resulting from operations	15,842,916	21,569,624

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(129,778)	(177,588)
Service Class	(160,528)	(78,129)

	(290,306)	(255,717)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,287,264	7,783,852
Service Class	7,983,821	21,637,603
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	129,778	177,588
Service Class	160,528	78,129

	13,561,391	29,677,172

Cost of shares redeemed:
Standard Class	(8,429,011)	(10,004,639)
Service Class	(13,639,089)	(18,552,564)

	(22,068,100)	(28,557,203)

Increase (decrease) in net assets derived from capital share transactions	(8,506,709)	1,119,969

NET INCREASE IN NET ASSETS	7,045,901	22,433,876
NET ASSETS:
Beginning of period	112,897,015	90,463,139

End of period	$119,942,916	$112,897,015

Undistributed net investment income	$401,749	$535,511

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–6

LVIP Mid-Cap Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Standard Class

	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$15.896	$12.855	$14.176	$11.468	$8.089	$14.658

Income (loss) from investment operations:
Net investment income[2]	0.034	0.114	0.049	0.049	0.058	0.069
Net realized and unrealized gain (loss)	2.221	2.984	(1.370)	2.691	3.371	(5.772)

Total from investment operations	2.255	3.098	(1.321)	2.740	3.429	(5.703)

Less dividends and distributions from:
Net investment income	(0.042)	(0.057)	—	(0.032)	(0.050)	(0.037)
Net realized gain	—	—	—	—	—	(0.829)

Total dividends and distributions	(0.042)	(0.057)	—	(0.032)	(0.050)	(0.866)

Net asset value, end of period	$18.109	$15.896	$12.855	$14.176	$11.468	$8.089

Total return[3]	14.20%	24.12%	(9.32% )	23.90%	42.44%	(40.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,358	$50,386	$42,579	$55,143	$46,759	$82,094
Ratio of expenses to average net assets	1.01%	1.04%	1.04%	1.04%	1.04%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.05%	1.07%	1.08%	1.10%	0.99%
Ratio of net investment income to average net assets	0.40%	0.77%	0.35%	0.40%	0.65%	0.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.39%	0.76%	0.32%	0.36%	0.59%	0.62%
Portfolio turnover	31%	56%	56%	48%	61%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–7

LVIP Mid-Cap Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Service Class

	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$15.860	$12.827	$14.180	$11.475	$8.096	$14.656

Income (loss) from investment operations:
Net investment income[2]	0.013	0.077	0.014	0.018	0.034	0.041
Net realized and unrealized gain (loss)	2.214	2.976	(1.367)	2.688	3.372	(5.763)

Total from investment operations	2.227	3.053	(1.353)	2.706	3.406	(5.722)

Less dividends and distributions from:
Net investment income	(0.042)	(0.020)	—	(0.001)	(0.027)	(0.009)
Net realized gain	—	—	—	—	—	(0.829)

Total dividends and distributions	(0.042)	(0.020)	—	(0.001)	(0.027)	(0.838)

Net asset value, end of period	$18.045	$15.860	$12.827	$14.180	$11.475	$8.096

Total return[3]	14.06%	23.81%	(9.55% )	23.59%	42.09%	(40.85% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,585	$62,511	$47,884	$44,030	$25,224	$14,199
Ratio of expenses to average net assets	1.26%	1.29%	1.29%	1.29%	1.29%	1.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.27%	1.30%	1.32%	1.33%	1.35%	1.24%
Ratio of net investment income to average net assets	0.15%	0.52%	0.10%	0.15%	0.40%	0.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.14%	0.51%	0.07%	0.11%	0.34%	0.37%
Portfolio turnover	31%	56%	56%	48%	61%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–8

LVIP Mid-Cap Value Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Mid-Cap Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Mid-Cap Value Fund–9

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and total $3,703 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the first $25 million of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Prior to May 1, 2013, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceeded 1.04% of average daily net assets of the Fund for the Standard Class (and 1.29% for the Service Class).

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $2,863 and $446, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$87,881
Distribution fees payable to LFD	13,515

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $36,682,929 and sales of $44,478,518 of investment securities other than short-term investments.

LVIP Mid-Cap Value Fund–10

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $95,781,611. At June 30, 2013, net unrealized appreciation was $24,541,646, of which $27,301,674 related to unrealized appreciation of investments and $2,760,028 related to unrealized depreciation of investments.

For federal income tax purposes, at December 31, 2012 capital loss carryforwards of $37,755,675 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in future years, will expire as follows: $2,090,068 expires in 2016 and $35,665,607 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$118,810,243	$—	$1,876	$118,812,119
Money Market Fund	1,511,138	—	—	1,511,138

Total	$120,321,381	$—	$1,876	$120,323,257

Foreign Currency Exchange Contracts	$—	$(527)	$—	$(527)

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP Mid-Cap Value Fund–11

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	307,887	525,509
Service Class	463,970	1,468,692
Shares issued upon reinvestment of dividends and distributions:
Standard Class	7,733	11,539
Service Class	9,594	5,087

	789,184	2,010,827

Shares redeemed:
Standard Class	(483,538)	(679,646)
Service Class	(780,396)	(1,265,402)

	(1,263,934)	(1,945,048)

Net increase (decrease)	(474,750)	65,779

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(527)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$9,866	$(527)

LVIP Mid-Cap Value Fund–12

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$96,024

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mid-Cap Value Fund–13

LVIP Mondrian International Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,048.90	0.78%	$3.96
Service Class Shares	1,000.00	1,047.70	1.03%	5.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.78%	$3.91
Service Class Shares	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings

(unaudited)

As of June 30, 2013

Security Type/Country	Percentage of Net Assets

Common Stock	98.08%

Australia	4.50%
Belgium	0.00%
France	14.69%
Germany	6.21%
Hong Kong	1.60%
Israel	2.96%
Italy	2.00%
Japan	18.26%
Netherlands	6.21%
Singapore	5.20%
Spain	6.42%
Switzerland	7.75%
Taiwan	0.97%
United Kingdom	21.31%

Money Market Fund	0.63%

Total Value of Securities	98.71%

Receivables and Other Assets Net of Liabilities	1.29%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Automobiles	2.85%
Building Products	2.19%
Chemicals	0.15%
Commercial Banks	3.25%
Commercial Services & Supplies	0.94%
Construction & Engineering	1.74%
Containers & Packaging	1.65%
Diversified Telecommunication Services	8.92%
Electric Utilities	3.03%
Electrical Equipment	2.41%
Electronic Equipment, Instruments & Components	1.15%
Energy Equipment & Services	1.29%
Food & Staples Retailing	8.98%
Food Products	2.72%
Hotels, Restaurants & Leisure	2.11%
Industrial Conglomerates	2.17%
Insurance	7.29%
Machinery	2.03%
Media	1.64%
Multi-Utilities	3.69%
Office Electronics	2.95%
Oil, Gas & Consumable Fuels	10.56%

Sector	Percentage of Net Assets

Personal Products	2.42%
Pharmaceuticals	16.07%
Semiconductors & Semiconductor Equipment	2.06%
Software	0.16%
Wireless Telecommunication Services	3.66%

Total	98.08%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Iberdrola	3.03%
Novartis	2.96%
Canon	2.95%
Tesco	2.91%
Teva Pharmaceutical Industries ADR	2.91%
Deutsche Telekom	2.84%
Sanofi	2.81%
GlaxoSmithKline	2.74%
Unilever	2.72%
Takeda Pharmaceutical	2.68%

Total	28.55%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.08%
Australia–4.50%
Amcor	1,764,621	$16,369,645
AMP	3,367,853	13,094,590
QBE Insurance Group	1,092,789	15,086,046

		44,550,281

Belgium–0.00%
†*=Ageas VVPR Strip	17,029	0

		0

France–14.69%
Carrefour	504,553	13,877,690
Cie de Saint-Gobain	535,246	21,668,294
France Telecom	2,252,815	21,313,332
†*=GDF Suez VVPR Strip	60,186	0
Sanofi	267,921	27,767,695
Societe Generale	218,678	7,514,843
Total	531,180	25,932,345
Vallourec	199,395	10,090,102
Vinci	342,711	17,199,652

		145,363,953

Germany–6.21%
Daimler	194,384	11,762,083
Deutsche Telekom	2,408,507	28,103,516
GEA Group	282,118	9,999,755
RWE	362,967	11,585,066

		61,450,420

■Hong Kong–1.60%
China Mobile	1,514,500	15,816,621

		15,816,621

Israel–2.96%
Teva Pharmaceutical Industries	10,600	409,710
Teva Pharmaceutical Industries ADR	735,100	28,815,920

		29,225,630

Italy–2.00%
ENI	963,686	19,794,906

		19,794,906

Japan–18.26%
Astellas Pharma	351,600	19,111,779
Canon	893,400	29,146,319
HOYA	549,400	11,352,568
Kao	704,000	23,961,275
Nintendo	13,800	1,628,278
Seven & I Holdings	542,500	19,832,216
Shin-Etsu Chemical	22,400	1,486,406
Takeda Pharmaceutical	587,900	26,561,033
Tokio Marine Holdings	642,500	20,377,799
Tokyo Electron	213,100	10,788,241
Toyota Motor	272,100	16,436,860

		180,682,774

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands–6.21%
Koninklijke Ahold	1,764,597	$26,265,919
Reed Elsevier	971,567	16,188,016
Royal Dutch Shell Class A	594,320	18,988,659

		61,442,594

Singapore–5.20%
Jardine Matheson Holdings	188,500	11,404,250
Sembcorp Industries	2,587,000	10,101,483
Singapore Telecommunications	5,196,000	15,452,331
United Overseas Bank	922,857	14,457,632

		51,415,696

Spain–6.42%
Banco Santander	1,592,846	10,163,844
Iberdrola	5,672,193	29,947,448
†Telefonica	1,827,889	23,424,830

		63,536,122

Switzerland–7.75%
ABB	1,097,411	23,827,969
Novartis	411,986	29,265,573
Zurich Insurance Group	90,989	23,599,730

		76,693,272

Taiwan–0.97%
Taiwan Semiconductor Manufacturing ADR	525,516	9,627,453

		9,627,453

United Kingdom–21.31%
AMEC	834,516	12,755,615
BG Group	1,096,452	18,652,037
BP	3,041,505	21,059,068
Compass Group	1,630,965	20,836,491
G4S	2,658,875	9,317,106
GlaxoSmithKline	1,079,745	27,063,195
National Grid	2,192,117	24,871,571
Tesco	5,720,635	28,833,503
Unilever	665,767	26,954,481
Vodafone Group	7,148,900	20,424,483

		210,767,550

Total Common Stock (Cost $859,647,828)		970,367,272

MONEY MARKET FUND–0.63%
Dreyfus Treasury & Agency Cash Management Fund	6,226,889	6,226,889

Total Money Market Fund (Cost $6,226,889)		6,226,889

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.71% (Cost $865,874,717)	$976,594,161
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.29%	12,736,563

NET ASSETS APPLICABLE TO 61,912,226 SHARES OUTSTANDING–100.00%	$989,330,724

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($661,969,135 / 41,403,372 Shares)	$15.988
NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($327,361,589 / 20,508,854 Shares)	$15.962

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$947,368,994
Undistributed net investment income	18,607,474
Accumulated net realized loss on investments	(91,056,435)
Net unrealized appreciation of investments and derivatives.	114,410,691

Total net assets	$989,330,724

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Of this amount, $1,002,904 represents payable for securities purchased and $536,340 paybable for fund shares redeemed as of June 30, 2013.

*	If dividend payments are received, the tax witholding rate is at a reduced amount of 15%, rather than 25%.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	(213,286)	USD	196,656	7/3/13	$ 1,606
MNB	AUD	(38,050,000)	USD	38,506,188	7/31/13	3,783,340
MNB	GBP	(475,118)	USD	725,838	7/1/13	3,246
MNB	JPY	(117,344,058)	USD	1,194,703	7/2/13	11,303
MNB	JPY	(183,826,294)	USD	1,855,888	7/3/13	2,018
MNB	SGD	245,244	USD	(192,423)	7/1/13	1,033
MNB	SGD	231,644	USD	(183,350)	7/2/13	(620)
MNB	SGD	223,385	USD	(176,618)	7/3/13	(403)

						$3,801,523

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

GBP–British Pound Sterling

JPY–Japanese Yen

MNB–Mellon National Bank

SGD–Singapore Dollar

USD–United States Dollar

VVPR Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$20,420,008
Interest	147
Foreign tax withheld	(1,379,064)

19,041,091

EXPENSES:
Management fees	2,847,798
Distribution fees-Service Class	225,159
Accounting and administration expenses	151,905
Custodian fees	53,595
Reports and statements to shareholders	44,995
Professional fees.	20,204
Trustees’ fees	8,701
Pricing fees	1,372
Other	9,191

Total operating expenses	3,362,920

NET INVESTMENT INCOME	15,678,171

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(6,476,965)
Foreign currencies	(249,555)
Foreign currency exchange contracts	(102,296)

Net realized loss	(6,828,816)

Net change in unrealized appreciation (depreciation) of:
Investments	8,104,780
Foreign currencies	(90,681)
Foreign currency exchange contracts	4,027,523

Net change in unrealized appreciation (depreciation)	12,041,622

NET REALIZED AND UNREALIZED GAIN	5,212,806

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,890,977

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,678,171	$18,107,165
Net realized gain (loss)	(6,828,816)	4,865,739
Net change in unrealized appreciation (depreciation)	12,041,622	39,987,555

Net increase in net assets resulting from operations	20,890,977	62,960,459

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(15,251,337)
Service Class	—	(3,435,195)

	—	(18,686,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	108,014,076	188,413,820
Service Class	218,424,349	20,798,577
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	15,251,337
Service Class	—	3,435,195

	326,438,425	227,898,929

Cost of shares redeemed:
Standard Class	(34,504,033)	(76,038,220)
Service Class	(16,838,785)	(26,188,997)

	(51,342,818)	(102,227,217)

Increase in net assets derived from capital share transactions	275,095,607	125,671,712

NET INCREASE IN NET ASSETS	295,986,584	169,945,639
NET ASSETS:
Beginning of period	693,344,140	523,398,501

End of period	$989,330,724	$693,344,140

Undistributed net investment income	$18,607,474	$2,929,303

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$15.243	$14.310	$15.447	$15.593	$13.343	$24.163

Income (loss) from investment operations:
Net investment income[2]	0.315	0.460	0.544	0.446	0.438	0.736
Net realized and unrealized gain (loss)	0.430	0.907	(1.192)	(0.076)	2.387	(9.302)

Total from investment operations	0.745	1.367	(0.648)	0.370	2.825	(8.566)

Less dividends and distributions from:
Net investment income	—	(0.434)	(0.489)	(0.516)	(0.470)	(0.937)
Net realized gain	—	—	—	—	(0.105)	(1.317)

Total dividends and distributions	—	(0.434)	(0.489)	(0.516)	(0.575)	(2.254)

Net asset value, end of period	$15.988	$15.243	$14.310	$15.447	$15.593	$13.343

Total return[3]	4.89%	9.62%	(4.21% )	2.46%	21.24%	(36.65% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$661,969	$561,634	$398,099	$467,375	$571,983	$550,891
Ratio of expenses to average net assets	0.78%	0.83%	0.85%	0.85%	0.86%	0.80%
Ratio of net investment income to average net assets	3.97%	3.13%	3.47%	3.00%	3.25%	3.83%
Portfolio turnover	29%	13%	41%	20%	17%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	15.236	14.306	15.441	15.588	13.345	24.134

Income (loss) from investment operations:
Net investment income[2]	0.296	0.422	0.502	0.409	0.405	0.687
Net realized and unrealized gain (loss)	0.430	0.906	(1.187)	(0.078)	2.379	(9.278)

Total from investment operations	0.726	1.328	(0.685)	0.331	2.784	(8.591)

Less dividends and distributions from:
Net investment income	—	(0.398)	(0.450)	(0.478)	(0.436)	(0.881)
Net realized gain	—	—	—	—	(0.105)	(1.317)

Total dividends and distributions	—	(0.398)	(0.450)	(0.478)	(0.541)	(2.198)

Net asset value, end of period	$15.962	$15.236	$14.306	$15.441	$15.588	$13.345

Total return[3]	4.77%	9.34%	(4.45% )	2.21%	20.92%	(36.81% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,362	$131,710	$125,300	$135,011	$134,503	$123,626
Ratio of expenses to average net assets	1.03%	1.08%	1.10%	1.10%	1.11%	1.05%
Ratio of net investment income to average net assets	3.72%	2.88%	3.22%	2.75%	3.00%	3.58%
Portfolio turnover	29%	13%	41%	20%	17%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fees at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund; 0.75% of the next $200 million; and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $17,918 and $2,702, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$565,698
Distribution fees payable to LFD	68,348

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $511,706,372 and sales of $227,582,835 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $874,962,494. At June 30, 2013, net unrealized appreciation was $101,631,667, of which $155,145,375 related to unrealized depreciation of investments and $53,513,708 related to unrealized appreciation of investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in futures years, will expire as follows: $70,007,434 expires in 2017 and $5,324,888 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$970,367,272	$—	$970,367,272
Money Market Fund	6,226,889	—	6,226,889

Total	$976,594,161	$—	$976,594,161

Foreign Currency Exchange Contracts	$—	$3,801,523	$3,801,523

The value of Level 3 investments was zero at the end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	6,712,405	13,171,201
Service Class	12,910,624	1,429,465
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,016,285
Service Class	—	228,865

	19,623,029	15,845,816

Shares redeemed:
Standard Class	(2,155,093)	(5,161,414)
Service Class	(1,046,264)	(1,772,704)

	(3,201,357)	(6,934,118)

Net increase (decrease)	16,421,672	8,911,698

 5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$3,802,546	Receivables and other assets net of liabilities	$(1,023)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(102,296)	$4,027,523

LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$963,793	$32,519,751

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund–12

LVIP Money Market Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2013

LVIP Money Market Fund

LVIP Money Market Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,000.10	0.19%	$0.94
Service Class Shares	1,000.00	1,000.10	0.19%	0.94

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,023.85	0.19%	0.95

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Money Market Fund–1

LVIP Money Market Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Security Type/Sector	Percentage of Net Assets

Certificates of Deposit	11.27%

Commercial Paper	79.38%

Aerospace & Defense	1.56%
Capital Markets	2.65%
Colleges & Universities	21.29%
Commercial Banks	28.08%
Consumer Finance	3.15%
Diversified Financial Services	12.18%
Energy Equipment & Services	2.36%
Industrial Conglomerates	2.95%
Oil, Gas & Consumable Fuels	5.16%

Corporate Bonds	5.39%

Municipal Bonds	3.08%

Total Value of Securities	99.12%

Receivables and Other Assets Net of Liabilities	0.88%

Total Net Assets	100.00%

LVIP Money Market Fund–2

LVIP Money Market Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Principal	Value
	Amount°	(U.S. $)

CERTIFICATES OF DEPOSIT–11.27%
Bank of Montreal Chicago
0.09% 7/2/13	38,000,000	$38,000,000
Bank of Nova Scotia Houston
0.23% 10/15/13	12,500,000	12,500,000
Chase Bank USA 0.22% 12/4/13	15,000,000	15,000,000
DNB North America Bank
0.18% 9/5/13	30,000,000	30,000,000

Total Certificates of deposit (Cost $95,500,000)		95,500,000

COMMERICAL PAPER–79.38%
Aerospace & Defense–1.56%
≠Rockwell Collins 0.10% 8/2/13	13,200,000	13,198,827

		13,198,827

Capital Markets–2.65%
Credit Suisse New York
≠0.25% 8/16/13	15,000,000	14,995,208
≠0.27% 10/8/13	7,500,000	7,494,431

		22,489,639

Colleges & Universities–21.29%
Brown University
≠0.15% 8/7/13	17,500,000	17,497,302
≠0.18% 7/16/13	14,280,000	14,278,929
Cornell University
≠0.14% 9/3/13	4,600,000	4,598,855
≠0.14% 11/13/13	8,900,000	8,895,328
≠0.15% 9/10/13	11,000,000	10,996,746
≠0.16% 7/17/13	7,500,000	7,499,467
Dartmouth College
≠ 0.13% 7/2/13	7,500,000	7,499,973
≠ 0.13% 8/5/13	10,900,000	10,898,622
≠Duke University 0.13% 7/2/13	5,000,000	4,999,982
Emory University
0.14% 7/2/13	15,000,000	15,000,000
0.14% 7/23/13	15,000,000	15,000,000
≠Leland Stanford Junior
University 0.11% 8/28/13	15,250,000	15,247,297
Princeton University
0.14% 7/18/13	5,000,000	5,000,000
University of Chicago
≠ 0.14% 9/16/13	20,000,000	19,994,011
≠ 0.18% 7/17/13	15,000,000	14,998,800
≠Yale University 0.15% 7/18/13	8,000,000	7,999,433

		180,404,745

Commercial Banks–28.08%
Abbey National North America
0.10% 7/1/13	39,000,000	39,000,000
≠BNP Paribas Canada
0.14% 7/2/13	38,000,000	37,999,852

	Principal	Value
	Amount°	(U.S. $)

COMMERICAL PAPER (continued)
Commercial Banks (continued)
≠Commonwealth Bank of Australia 0.09% 7/5/13	38,000,000	$37,999,620
Lloyds TSB Bank
≠0.08% 7/3/13	33,000,000	32,999,853
≠0.17% 8/5/13	5,000,000	4,999,174
≠National Australia Funding
0.195% 9/3/13	15,000,000	14,994,800
≠Nordea North America
0.10% 7/8/13	7,000,000	6,999,864
≠Skandinav Enskilda Bank
0.195% 9/24/13	26,415,000	26,402,838
Standard Chartered Bank
≠0.18% 8/12/13	5,000,000	4,998,950
0.18% 8/21/13	25,000,000	24,993,625
•«Westpac Banking
0.273% 3/28/14	6,500,000	6,500,000

		237,888,576

Consumer Finance–3.15%
≠BMW US Capital 0.18% 9/23/13	12,500,000	12,494,750
Toyota Motor Credit
≠0.19% 11/25/13	6,750,000	6,744,763
≠0.24% 8/27/13	7,500,000	7,497,150

		26,736,663

Diversified Financial Services–12.18%
≠Barclays US Funding
0.20% 9/23/13	25,000,000	24,988,333
CPPIB Capital
≠0.17% 12/12/13	11,000,000	10,991,481
≠0.20% 8/22/13	15,000,000	14,995,667
≠Export Development Canada
0.14% 9/9/13	7,500,000	7,497,958
≠General Electric Capital
0.10% 8/21/13	20,000,000	19,997,167
≠John Deere Financial
0.095% 7/25/13	18,150,000	18,148,851
Natixis US Finance
0.11% 7/1/13	6,550,000	6,550,000

		103,169,457

Energy Equipment & Services–2.36%
≠Schlumberger Investment
0.15% 7/10/13	20,000,000	19,999,250

		19,999,250

Industrial Conglomerates–2.95%
≠Danaher 0.12% 7/26/13	25,000,000	24,997,917

		24,997,917

Oil, Gas & Consumable Fuels–5.16%
≠Baker Hughes 0.13% 7/15/13	4,700,000	4,699,762

LVIP Money Market Fund–3

LVIP Money Market Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

COMMERICAL PAPER (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital 0.06% 7/1/13	39,000,000	$39,000,000

		43,699,762

Total Commerical Paper (Cost $672,584,836)		672,584,836

CORPORATE BONDS–5.39%
Commercial Banks–1.35%
Wachovia 4.875% 2/15/14	3,983,000	4,090,849
Wells Fargo 4.95% 10/16/13	7,270,000	7,363,800

		11,454,649

Consumer Finance–0.89%
•Toyota Motor Credit 0.356% 7/25/13	7,500,000	7,500,000

		7,500,000

Diversified Financial Services–2.42%
General Electric Capital
5.40% 9/20/13	4,985,000	5,039,827
JPMorgan Chase
2.05% 1/24/14	7,500,000	7,573,787
4.875% 3/15/14	7,627,000	7,853,463

		20,467,077

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals–0.73%
Wyeth 5.50% 2/1/14	6,000,000	$6,181,097

		6,181,097

Total Corporate Bonds (Cost $45,602,823)		45,602,823

MUNICIPAL BONDS–3.08%
*New York State Housing Finance Agency Revenue (Broadway)
Series B 0.13% 5/1/44 (LOC-Wells Fargo Bank NA)	3,450,000	3,450,000
Orange County, California Taxable Pension Obligation
Series A 0.58% 8/1/13	5,650,000	5,650,000
Series A 0.61% 11/1/13	14,000,000	14,000,000
Series A 0.68% 2/1/14	3,000,000	3,001,392

Total Municipal Bonds (Cost $26,101,392)		26,101,392

TOTAL VALUE OF SECURITIES–99.12% (Cost $839,789,051)Δ	839,789,051
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	7,489,227

NET ASSETS APPLICABLE TO 84,728,286 SHARES OUTSTANDING–100.00%	$847,278,278

NET ASSET VALUE–LVIP MONEY MARKET FUND STANDARD CLASS ($443,241,662 / 44,323,267 Shares)	$10.000
NET ASSET VALUE–LVIP MONEY MARKET FUND SERVICE CLASS ($404,036,616 / 40,405,019 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$847,280,919
Accumulated net realized loss on investments	(2,641)
Total net assets	$847,278,278

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

«	Of this amount, $2,632,504, represents payable for fund shares redeemed as of June 30, 2013.

*

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of June 30, 2013.

≠	The rate shown is the effective yield at the time of purchase.

«

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2013, the aggregate value of these securities was $6,500,000, which represented 0.77% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

LVIP Money Market Fund–4

LVIP Money Market Fund

Statement of Net Assets (continued)

LOC–Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–5

LVIP Money Market Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Interest	$791,120

EXPENSES:
Management fees	1,398,369
Distributions fees-Service Class	415,180
Accounting and administration expenses	143,167
Reports and statements to shareholders	36,125
Professional fees	16,471
Trustees’ fees	9,273
Custodian fees	6,007
Pricing fees	3,842
Other	9,345

2,037,779
Less management fees waived	(917,200)
Less waived distribution fees-Service Class	(415,180)

Total operating expenses	705,399

NET INVESTMENT INCOME	85,721

NET REALIZED GAIN	16

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,737

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$85,721	$200,567
Net realized gain (loss)	16	(2,657)

Net increase in net assets resulting from operations	85,737	197,910

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(47,644)	(110,464)
Service Class	(38,077)	(90,103)
Net realized gain:
Standard Class	—	(1,804)
Service Class	—	(1,528)

	(85,721)	(203,899)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	264,071,730	427,357,243
Service Class	217,878,346	337,182,676
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	47,644	111,580
Service Class	38,077	91,066

	482,035,797	764,742,565

Cost of shares redeemed:
Standard Class	(249,925,696)	(487,559,013)
Service Class	(165,437,286)	(366,449,943)

	(415,362,982)	(854,008,956)

Increase (decrease) in net assets derived from capital share transactions	66,672,815	(89,266,391)

NET INCREASE (DECREASE) IN NET ASSETS	66,672,831	(89,272,380)
NET ASSETS:
Beginning of period	780,605,447	869,877,827

End of period (there was no undistributed net investment income at either period end)	$847,278,278	$780,605,447

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–6

LVIP Money Market Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended 6/30/13[1]			LVIP Money Market Fund Standard Class Year Ended
	(Unaudited)	12/31/12		12/31/11		12/31/10		12/31/09	12/31/08

Net asset value, beginning of period	$ 10.000	$ 10.000		$ 10.000		$ 10.000		$ 10.000	$ 10.000

Income from investment operations:
Net investment income	0.001	0.003		0.003		0.005		0.034	0.232

Total from investment operations	0.001	0.003		0.003		0.005		0.034	0.232

Less dividends and distributions from:
Net investment income	(0.001)	(0.003)		(0.003)		(0.005)		(0.034)	(0.232)
Net realized gain	—	—	[2]	—	[2]	—	[2]	— [2]	— [2]

Total dividends and distributions	(0.001)	(0.003)		(0.003)		(0.005)		(0.034)	(0.232)

Net asset value, end of period	$ 10.000	$ 10.000		$ 10.000		$ 10.000		$ 10.000	$ 10.000

Total return[3]	0.01%	0.03%		0.03%		0.05%		0.32%	2.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$443,242	$429,048		$489,141		$518,604		$657,041	$891,527
Ratio of expenses to average net assets	0.19%	0.20%		0.19%		0.29%		0.43%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.44%	0.43%		0.43%		0.42%		0.43%	0.43%
Ratio of net investment income to average net assets	0.02%	0.03%		0.03%		0.05%		0.31%	2.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.23%)	(0.20%	)	(0.21%	)	(0.08%	)	0.31%	2.23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

For the years ended December 31, 2012, 2011, 2010, 2009 and 2008, net realized gain distributions of $1,804, $563, $2,279, $8,501 and $3,216, respectively, were made by the Fund’s Standard class, which calculated to de minimus amounts of $0.000, $0.000, $0.000, $0.000 and $0.000 per share, respectively.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–7

LVIP Money Market Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended 6/30/13[1]			LVIP Money Market Fund Service Class Year Ended
	(Unaudited)	12/31/12		12/31/11		12/31/10		12/31/09	12/31/08

Net asset value, beginning of period	$ 10.000	$ 10.000		$ 10.000		$ 10.000		$ 10.000	$ 10.000

Income from investment operations:
Net investment income	0.001	0.003		0.003		0.004		0.009	0.207

Total from investment operations	0.001	0.003		0.003		0.004		0.009	0.207

Less dividends and distributions from:
Net investment income	(0.001)	(0.003)		(0.003)		(0.004)		(0.009)	(0.207)
Net realized gain	—	—	[2]	—	[2]	—	[2]	— [2]	— [2]

Total dividends and distributions	(0.001)	(0.003)		(0.003)		(0.004)		(0.009)	(0.207)

Net asset value, end of period	$ 10.000	$ 10.000		$ 10.000		$ 10.000		$ 10.000	$ 10.000

Total return[3]	0.01%	0.03%		0.03%		0.04%		0.08%	2.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$404,036	$351,557		$380,737		$364,631		$449,623	$649,414
Ratio of expenses to average net assets	0.19%	0.20%		0.19%		0.30%		0.65%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.69%	0.68%		0.68%		0.67%		0.68%	0.68%
Ratio of net investment income to average net assets	0.02%	0.03%		0.03%		0.04%		0.09%	1.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.48%)	(0.45%	)	(0.46%	)	(0.33%	)	0.06%	1.98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

For the years ended December 31, 2012, 2011, 2010, 2009 and 2008, net realized gain distributions of $1,528, $554, $1,821, $6,114 and $1,871, respectively, were made by the Fund’s Servive class, which calculated to de minimus amounts of $0.000, $0.000, $0.000, $0.000 and $0.000 per share, respectively.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–8

LVIP Money Market Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Money Market Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Due to a corporate organizational restructuring, effective after the close of business on June 30, 2013, the investment sub-advisory services provided by Delaware Management Company (DMC) are now provided by Delaware Investments Fund Advisers (DIFA). Both DMC and DIFA are series of the same Delaware Management Business Trust. DIFA, as the Fund’s Sub-Advisor, is responsible for the day-to-day management of

LVIP Money Market Fund–9

LVIP Money Market Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

the Fund’s investment portfolio. No change in the Fund’s portfolio management (personnel, objectives, strategies) occurred as a result of the corporate restructuring. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $17,747 and $2,817, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board of Trustees (Board). No distribution expenses are paid by Standard Class shares.

LFD and LIAC have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIAC. Amounts waived and/or reimbursed under this agreement can be recaptured for a period of up to three years from the year in which LFD and LIAC waived fees and/or reimbursed expenses for the Fund. The following table summarizes the amount of waived fees and/or reimbursed expenses that may be recaptured and the fiscal years they expire:

	Expiration Date
	2013	2014	2015	2016*	Total
LFD	$1,050,792	$963,236	$880,089	$415,180	$3,309,297
LIAC	1,379,913	2,133,318	1,803,286	917,200	6,233,717

Total	$2,430,705	$3,096,554	$2,683,375	$1,332,380	$9,543,014

* The amount of waived fees and/or reimbursed expenses expiring in 2016 reflects amounts for the six months ended June 30, 2013, and may change at the Fund’s year ending December 31, 2013.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$67,427

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing).

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Money Market Fund –10

LVIP Money Market Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 2
Corporate Bonds	$45,602,823
Municipal Bonds	26,101,392
Short-Term Investments	768,084,836

Total	$839,789,051

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	26,407,173	42,735,724
Service Class	21,787,835	33,718,267
Shares issued upon reinvestment of dividends and distributions:
Standard Class	4,764	11,158
Service Class	3,807	9,107
	48,203,579	76,474,256
Shares redeemed:
Standard Class	(24,992,570)	(48,755,901)
Service Class	(16,543,728)	(36,644,994)
	(41,536,298)	(85,400,895)
Net increase (decrease)	6,667,281	(8,926,639)

5. Credit and Market Risk

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 61.99% of the Fund’s net assets at June 30, 2013. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2013, no securities have been determined to be illiquid. Section 4(2) securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Money Market Fund –11

LVIP Money Market Fund

Notes to Financial Statements (continued)

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s FormN-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Money Market Fund–12

LVIP Protected American Allocation Target Risk Funds

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Protected American Allocation Target Risk Funds

LVIP Protected American Allocation Target Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Protected American Balanced Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,039.00	0.26%	$1.31
Service Class Shares	1,000.00	1,037.30	0.61%	3.08
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

LVIP Protected American Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,050.90	0.25%	$1.27
Service Class Shares	1,000.00	1,049.10	0.60%	3.05
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Protected American Allocation Target Risk Funds–1

LVIP Protected American Allocation Target Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2013

LVIP Protected American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets

Unaffiliated Investment Companies	99.81%

Asset Allocation Fund	20.27%
Equity Funds	23.38%
Fixed Income Funds	36.69%
International Equity Funds	8.59%
International Fixed Income Fund	7.64%
Money Market Fund	3.24%

Total Value of Securities	99.81%

Receivables and Other Assets Net of Liabilities	0.19%

Total Net Assets	100.00%

LVIP Protected American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets

Unaffiliated Investment Companies	99.57%

Asset Allocation Fund	17.30%
Equity Funds	31.98%
Fixed Income Funds	20.19%
International Equity Funds	21.89%
International Fixed Income Fund	4.75%
Money Market Fund	3.46%

Total Value of Securities	99.57%

Receivables and Other Assets Net of Liabilities	0.43%

Total Net Assets	100.00%

LVIP Protected American Allocation Target Risk Funds–2

LVIP Protected American Balanced Allocation Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.81%
Asset Allocation Fund–20.27%
²American Funds®–
Capital Income Builder	3,791,473	$206,521,561

		206,521,561

Equity Funds–23.38%
²American Funds®–
AMCAP Fund	2,872,895	69,581,527
Mutual Fund	4,088,194	129,064,284
American Funds Insurance Series®–
Growth-Income Fund	920,101	39,472,325

		238,118,136

Fixed Income Funds–36.69%
²American Funds®–
Intermediate Bond Fund of America	1,470,871	19,783,217
American Funds Insurance Series®–
Bond Fund	21,723,478	235,482,500
High-Income Bond Fund	2,652,790	29,605,138
Mortgage Bond Fund	3,848,620	39,602,303
U.S. Government/AAA-Rated Securities Fund	4,077,384	49,295,573

		373,768,731

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–8.59%
²American Funds®–
EuroPacific Growth Fund	694,415	$29,220,985
New Perspective Fund	581,966	19,658,818
American Funds Insurance Series®–
Global Small Capitalization Fund	1,772,141	38,614,944

		87,494,747

International Fixed Income Fund–7.64%
American Funds Insurance Series®–
Global Bond Fund	6,723,837	77,794,792

		77,794,792

Money Market Fund–3.24%
Dreyfus Treasury & Agency Cash Management Fund	32,970,675	32,970,675

		32,970,675

Total Unaffiliated Investment Companies (Cost $1,028,104,869)		1,016,668,642

TOTAL VALUE OF SECURITIES–99.81% (Cost $1,028,104,869)	1,016,668,642
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,966,382

NET ASSETS APPLICABLE TO 96,810,893 SHARES OUTSTANDING–100.00%	$1,018,635,024

NET ASSET VALUE–LVIP PROTECTED AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($619,055 / 58,736 Shares)	$10.540

NET ASSET VALUE–LVIP PROTECTED AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($1,018,015,969 / 96,752,157 Shares)	$10.522

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$991,624,638
Undistributed net investment income	6,602,809
Net realized gain on investments	32,848,164
Net unrealized depreciation of investments and derivatives	(12,440,587)

Total net assets	$1,018,635,024

²	Class R6 shares.

Class 1 shares.

«

Includes $1,468,900 cash and $783,342 foreign currencies pledged as collateral for futures contracts, $2,317,008 payable for securities purchased and $70,313 for fund shares redeemed as of June 30, 2013.

LVIP Protected American Allocation Target Risk Funds–3

LVIP Protected American Balanced Allocation Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
113 British Pound Currency	$11,018,608	$10,737,825	9/19/13	$(280,783)
78 E-mini MSCI Emerging Markets	3,632,378	3,641,430	9/21/13	9,052
20 E-mini Russell 2000 Index	1,938,781	1,949,400	9/21/13	10,619
278 E-mini S&P 500 Index	22,305,462	22,230,270	9/21/13	(75,192)
12 E-mini S&P MidCap 400 Index	1,383,986	1,389,480	9/21/13	5,494
6 Euro Currency	1,000,255	976,725	9/19/13	(23,530)
36 Euro STOXX 50 Index	1,288,540	1,217,454	9/24/13	(71,086)
130 FTSE 100 Index	12,754,288	12,182,333	9/24/13	(571,955)

	$55,322,298			$(997,381)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–4

LVIP Protected American Growth Allocation Fund

Statement of Net Assets

June 30, 2013 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.57%
Asset Allocation Fund–17.30%
²American Funds®–
Capital Income Builder	5,090,770	$277,294,269

		277,294,269

Equity Funds–31.98%
²American Funds®–
AMCAP Fund	5,141,384	124,524,316
Mutual Fund	7,881,084	248,805,833
American Funds Insurance Series®–
Growth-Income Fund	3,242,656	139,109,960

		512,440,109

Fixed Income Funds–20.19%
²American Funds®–
Intermediate Bond Fund of America	1,152,005	15,494,463
American Funds Insurance Series®–
Bond Fund	21,268,705	230,552,760
High-Income Bond Fund	2,770,230	30,915,762
Mortgage Bond Fund	4,521,498	46,526,216

		323,489,201

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–21.89%
²American Funds®–
EuroPacific Growth Fund	3,263,498	$137,327,976
New Perspective Fund	2,734,770	92,380,536
American Funds Insurance Series®–
Global Small Capitalization Fund	3,471,192	75,637,277
New World Fund	2,048,615	45,540,711

		350,886,500

International Fixed Income Fund–4.75%
American Funds Insurance Series®–
Global Bond Fund	6,583,049	76,165,878

		76,165,878

Money Market Fund–3.46%
Dreyfus Treasury & Agency Cash Management Fund	55,459,899	55,459,899

		55,459,899

Total Unaffiliated Investment Companies (Cost $1,594,769,077)		1,595,735,856

TOTAL VALUE OF SECURITIES–99.57% (Cost $1,594,769,077)	1,595,735,856
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	6,949,295

NET ASSETS APPLICABLE TO 149,570,992 SHARES OUTSTANDING–100.00%	$1,602,685,151

NET ASSET VALUE–LVIP PROTECTED AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($84,226 / 7,847 Shares)	$10.734

NET ASSET VALUE–LVIP PROTECTED AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($1,602,600,925 / 149,563,145 Shares)	$10.715

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$1,554,099,395
Undistributed net investment income	9,213,165
Net realized gain on investments	40,458,594
Net unrealized depreciation of investments and derivatives	(1,086,003)

Total net assets	$1,602,685,151

²	Class R6 shares.

Class 1 shares.

«

Includes $4,761,650 cash and $2,481,452 foreign currencies pledged as collateral for futures contracts, $5,300,801 payable for securities purchased and $144,310 for fund shares redeemed as of June 30, 2013.

LVIP Protected American Allocation Target Risk Funds–5

LVIP Protected American Growth Allocation Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(387) British Pound Currency	$ (37,348,215)	$(36,774,675)	9/19/13	$ 573,540
(307) E-mini MSCI Emerging Markets	(13,314,344)	(14,332,295)	9/21/13	(1,017,951)
(71) E-mini Russell 2000 Index	(6,764,064)	(6,920,370)	9/21/13	(156,306)
(817) E-mini S&P 500 Index	(64,391,015)	(65,331,405)	9/21/13	(940,390)
(55) E-mini S&P MidCap 400 Index	(6,201,279)	(6,368,450)	9/21/13	(167,171)
(35) Euro Currency	(5,749,397)	(5,697,563)	9/19/13	51,834
(164) Euro STOXX 50 Index	(5,428,967)	(5,546,179)	9/24/13	(117,212)
(388) FTSE 100 Index	(36,106,596)	(36,359,578)	9/24/13	(252,982)

	$(175,303,877)			$(2,026,638)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–6

LVIP Protected American Allocation Target Risk Funds

Statements of Operations

Six Months Ended June 30, 2013 (unaudited)

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$7,266,537	10,333,911

EXPENSES:
Distribution fees-Service Class	1,409,628	2,085,722
Management fees	1,007,087	1,489,857
Accounting and administration expenses	48,079	59,014
Professional fees	17,394	20,653
Reports and statements to shareholders	10,661	13,995
Trustees’ fees	7,168	10,098
Custodian fees	6,792	7,938
Pricing fees	154	220
Other	3,776	4,939

	2,510,739	3,692,436
Less underlying funds class share waiver	(57,594)	(94,142)

Total operating expenses	2,453,145	3,598,294

NET INVESTMENT INCOME	4,813,392	6,735,617

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	6,029,277	5,835,926
Sale of investments in unaffiliated investment companies	21,174,007	39,412,210
Foreign currencies	50,764	53,502
Futures contracts	4,244,878	(1,697,286)

Net realized gain	31,498,926	43,604,352

Net change in unrealized appreciation (depreciation) of:
Investments	(16,045,070)	(14,275,109)
Foreign currencies	(13,370)	(34,267)
Futures contracts	(1,116,369)	(2,272,369)

Net change in unrealized appreciation (depreciation)	(17,174,809)	(16,581,745)

NET REALIZED AND UNREALIZED GAIN	14,324,117	27,022,607

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,137,509	$33,758,224

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–7

LVIP Protected American Allocation Target Risk Funds

Statements of Changes in Net Assets

	LVIP Protected American Balanced Allocation Fund		LVIP Protected American Growth Allocation Fund

	Six Months Ended 6/30/12 (Unaudited)	3/16/12* to 12/31/12	Six Months Ended 6/30/12 (Unaudited)	3/16/12* to 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,813,392	$6,808,335	$6,735,617	$9,220,490
Net realized gain (loss)	31,498,926	2,314,700	43,604,352	(2,141,868)
Net change in unrealized appreciation (depreciation)	(17,174,809)	4,734,222	(16,581,745)	15,495,742

Net increase in net assets resulting from operations	19,137,509	13,857,257	33,758,224	22,574,364

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(155)	—	(274)
Service Class	—	(5,994,423)	—	(7,770,049)

	—	(5,994,578)	—	(7,770,323)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	628,175	1,235,566	66,203	1,029,593
Service Class	479,601,806	595,636,467	831,376,575	808,618,173
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	155	—	274
Service Class	—	5,994,423	—	7,770,049

	480,229,981	602,866,611	831,442,778	817,418,089

Cost of shares redeemed:
Standard Class	(640)	(1,199,533)	(1,971)	(985,340)
Service Class	(50,007,356)	(40,254,227)	(52,518,838)	(41,231,832)

	(50,007,996)	(41,453,760)	(52,520,809)	(42,217,172)

Increase in net assets derived from capital share transactions	430,221,985	561,412,851	778,921,969	775,200,917

NET INCREASE IN NET ASSETS	449,359,494	569,275,530	812,680,193	790,004,958
NET ASSETS:
Beginning of period	569,275,530	—	790,004,958	—

End of period	$1,018,635,024	$569,275,530	$1,602,685,151	$790,004,958

Undistributed net investment income	$6,602,809	$1,789,417	$9,213,165	$2,477,548

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–8

LVIP Protected American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP Protected American Balanced Allocation Fund
	Standard Class		Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	3/16/12[2] to 12/31/12	Six Months Ended 6/30/13[1] (Unaudited)	3/16/12[2] to 12/31/12

Net asset value, beginning of period	$10.144	$10.000	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.082	0.337	0.063	0.318
Net realized and unrealized gain (loss)	0.314	(0.038)	0.315	(0.047)

Total from investment operations	0.396	0.299	0.378	0.271

Less dividends and distributions from:
Net investment income	—	(0.155)	—	(0.127)

Total dividends and distributions	—	(0.155)	—	(0.127)

Net asset value, end of period	$10.540	$10.144	$10.522	$10.144

Total return[4]	3.90%	3.00%	3.73%	2.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$619	$11	$1,018,016	$569,265
Ratio of expenses to average net assets[5]	0.26%	0.25%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.27%	0.30%	0.62%	0.65%
Ratio of net investment income to average net assets	1.54%	4.32%	1.19%	3.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.53%	4.27%	1.18%	3.92%
Portfolio turnover	53%	14%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–9

LVIP Protected American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP Protected American Growth Allocation Fund
	Standard Class		Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	3/16/12[2] to 12/31/12	Six Months Ended 6/30/13[1] (Unaudited)	3/16/12[2] to 12/31/12

Net asset value, beginning of period	$10.214	$10.000	$10.214	$10.000

Income from investment operations:
Net investment income[3]	0.080	0.325	0.060	0.304
Net realized and unrealized gain	0.440	0.037	0.441	0.030

Total from investment operations	0.520	0.362	0.501	0.334

Less dividends and distributions from:
Net investment income	—	(0.148)	—	(0.120)

Total dividends and distributions	—	(0.148)	—	(0.120)

Net asset value, end of period	$10.734	$10.214	$10.715	$10.214

Total return[4]	5.09%	3.64%	4.91%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84	$19	$1,602,601	$789,986
Ratio of expenses to average net assets[5]	0.25%	0.23%	0.60%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.27%	0.29%	0.62%	0.64%
Ratio of net investment income to average net assets	1.48%	4.15%	1.13%	3.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46%	4.09%	1.11%	3.74%
Portfolio turnover	58%	12%	58%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected American Allocation Target Risk Funds–10

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements

June 30, 2013 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Funds will invest in the American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities. In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The investment objective of the LVIP Protected American Balanced Allocation Fund is to seek a balance between a high level of current income and growth of capital.

The investment objective of the LVIP Protected American Growth Allocation Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAV is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Protected American Allocation Target Risk Funds–11

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC).

The Funds operate as a “fund of funds” structure in reliance on an SEC exemptive order (Release No. 29196). One of the conditions of the order requires that LIAC waive fees otherwise payable to it by a Fund of Fund in an amount at least equal to any compensation received by LIAC and its affiliates from an unaffiliated underlying Fund, other than advisory fees (if any) paid to LIAC and its affiliates for managing an unaffiliated underlying fund. For the six months ended June 30, 2013, LIAC waived the following amounts:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Underlying Funds class share waiver	$57,594	$94,142

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Administration fees	$17,481	$25,237
Legal fees	2,460	3,469

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Protected American Allocation Target Risk Funds–12

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2013, each fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Trading operation fees	$4,638	$6,808

At June 30, 2013, the Funds had liabilities payable to affiliates as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Management fees payable to LIAC	$203,908	$319,086
Distribution fees payable to LFD	285,291	446,696
Trading operation fees payable to Lincoln Life	809	1,267

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

At June 30, 2013, Lincoln Life directly owned 13% of the Standard Class shares of LVIP Protected American Growth Allocation Fund.

3. Investments

For the six months ended June 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Purchases	$847,015,142	$1,430,293,306
Sales	413,484,793	666,341,714

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Cost of investments	$1,028,612,087	$1,595,326,451

Aggregate unrealized appreciation	$10,294,868	$23,158,356
Aggregate unrealized depreciation	(22,238,313)	(22,748,951)

Net unrealized appreciation (depreciation)	$(11,943,445)	$409,405

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

Loss carryforward character:	LVIP Protected American Growth Allocation Fund
Short term	$(1,098,807)
Long-term	(1,472,131)

Total	$(2,570,938)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Protected American Allocation Target Risk Funds–13

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1	LVIP Protected American Balanced Allocation Fund	LVIP Protected American Growth Allocation Fund
Investment Companies	$1,016,668,642	$1,595,735,856

Futures Contracts	$(997,381)	$(2,026,638)

There were no Level 3 securities at the beginning or the end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Protected American Balanced Allocation Fund		LVIP Protected American Growth Allocation Fund
	Six Months Ended 6/30/13	3/16/12* to 12/31/12	Six Months Ended 6/30/13	3/16/12* to 12/31/12
Shares sold:
Standard Class	57,780	125,068	6,176	103,433
Service Class	45,393,008	59,551,007	77,105,051	80,696,292
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	15	—	27
Service Class	—	595,571	—	770,685

	45,450,788	60,271,661	77,111,227	81,570,437

Shares redeemed:
Standard Class	(59)	(124,068)	(183)	(101,606)
Service Class	(4,758,516)	(4,028,913)	(4,886,817)	(4,122,066)

	(4,758,575)	(4,152,981)	(4,887,000)	(4,223,672)

Net increase	40,692,213	56,118,680	72,224,227	77,346,765

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest

LVIP Protected American Allocation Target Risk Funds–14

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside market risk. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Protected American Balanced Allocation Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$25,165	Receivables and other assets net of liabilities	$(1,022,546)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,244,878	$(1,116,369)

LVIP Protected American Growth Allocation Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$625,374	Receivables and other assets net of liabilities	$(2,652,012)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,697,286)	$(2,272,369)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
LVIP Protected American Balanced Allocation Fund	$100,227,884	$—
LVIP Protected American Growth Allocation Fund	130,574,501	8,062,587

LVIP Protected American Allocation Target Risk Funds–15

LVIP Protected American Allocation Target Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Effective August 12, 2013, the LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Allocation Fund will change their names to LVIP Managed Risk American Balanced Allocation Fund and LVIP Managed Risk American Growth Allocation Fund, respectively.

Other then the name changes, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Protected American Allocation Target Risk Funds–16

LVIP Protected Profile Target Risk Funds

    LVIP Protected Profile Conservative Fund

    LVIP Protected Profile Moderate Fund

    LVIP Protected Profile Growth Fund

        each a series of Lincoln Variable

        Insurance Products Trust

    Semiannual Report

    June 30, 2013

LVIP Protected Profile Target Risk Funds

LVIP Protected Profile Target Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Protected Profile Conservative Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,020.00	0.28%	$1.40
Service Class Shares	1,000.00	1,018.70	0.53%	2.65

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,022.17	0.53%	2.66

LVIP Protected Profile Moderate Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,026.30	0.27%	$1.36
Service Class Shares	1,000.00	1,025.00	0.52%	2.61

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

LVIP Protected Profile Growth Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,041.80	0.27%	$1.37
Service Class Shares	1,000.00	1,040.40	0.52%	2.63

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Protected Profile Target Risk Funds–1

LVIP Protected Profile Target Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2013

LVIP Protected Profile Conservative Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	88.15%

Equity Funds	21.93%
Fixed Income Funds	48.84%
International Equity Funds	10.60%
International Fixed Income Fund	6.78%

Unaffiliated Investment Companies	11.80%

Commodity Fund	0.90%
Equity Funds	3.64%
Fixed Income Funds	4.59%
Money Market Fund	2.67%

Total Value of Securities	99.95%

Receivables and Other Assets Net of Liabilities	0.05%

Total Net Assets	100.00%

LVIP Protected Profile Moderate Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	90.32%

Equity Funds	30.93%
Fixed Income Funds	32.64%
International Equity Funds	20.98%
International Fixed Income Fund	5.77%

Unaffiliated Investment Companies	8.78%

Commodity Fund	0.90%
Equity Funds	3.30%
Fixed Income Funds	2.14%
Money Market Fund	2.44%

Total Value of Securities	99.10%

Receivables and Other Assets Net of Liabilities	0.90%

Total Net Assets	100.00%

LVIP Protected Profile Growth Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	90.39%

Equity Funds	35.41%
Fixed Income Funds	23.64%
International Equity Funds	26.56%
International Fixed Income Fund	4.78%

Unaffiliated Investment Companies	8.26%

Commodity Fund	1.78%
Equity Funds	2.45%
Fixed Income Funds	1.31%
Money Market Fund	2.72%

Total Value of Securities	98.65%

Receivables and Other Assets Net of Liabilities	1.35%

Total Net Assets	100.00%

LVIP Protected Profile Target Risk Funds–2

LVIP Protected Profile Conservative Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–88.15%
Equity Funds–21.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,652,629	$22,289,011
LVIP SSgA S&P 500 Index Fund	17,510,959	202,776,903
LVIP SSgA Small-Cap Index Fund	987,502	22,325,447

		247,391,361

Fixed Income Funds–48.84%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	4,053,325	43,204,393
LVIP Delaware Bond Fund	30,445,853	419,300,290
LVIP Delaware Diversified Floating Rate Fund	5,487,393	55,537,903
LVIP JPMorgan High Yield Fund	2,933,316	33,079,010

		551,121,596

International Equity Funds–10.60%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	1,290,626	11,060,666
LVIP MFS International Growth Fund	821,882	10,699,255
LVIP Mondrian International Value Fund	1,376,798	22,012,249
LVIP SSgA Developed International 150 Fund	2,680,399	21,574,530
LVIP SSgA Emerging Markets 100 Fund	1,181,744	10,565,974
LVIP SSgA International Index Fund	5,341,680	43,743,015

		119,655,689

International Fixed Income Fund–6.78%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	6,811,728	76,454,834

		76,454,834

Total Affiliated Investment Companies (Cost $934,780,494)		994,623,480

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–11.80%
Commodity Fund–0.90%
**PIMCO CommodityRealReturn Strategy Portfolio	1,840,422	$10,177,535

		10,177,535

Equity Funds–3.64%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	1,616,699	17,395,687
Delaware VIP Value Series	551,478	12,562,676
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	326,560	11,060,593

		41,018,956

Fixed Income Funds–4.59%
²American Funds®–
American Funds Mortgage Fund	1,926,727	19,093,861
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	3,164,799	32,724,026

		51,817,887

Money Market Fund–2.67%
Dreyfus Treasury & Agency Cash Management Fund	30,069,248	30,069,248

		30,069,248

Total Unaffiliated Investment Companies (Cost $117,178,449)		133,083,626

TOTAL VALUE OF SECURITIES–99.95% (Cost $1,051,958,943)	1,127,707,106
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	578,817

NET ASSETS APPLICABLE TO 86,194,481 SHARES OUTSTANDING–100.00%	$1,128,285,923

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $499,700 cash and $157,204 foreign currencies pledged as collateral for futures contracts.

X	Initial Class.

LVIP Protected Profile Target Risk Funds–3

LVIP Protected Profile Conservative Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8) British Pound Currency	$(772,339)	$ (760,200)	9/19/13	$12,139
(14) E-mini MSCI Emerging Markets	(606,964)	(653,590)	9/21/13	(46,626)
(24) E-mini Russell 2000 Index	(2,285,801)	(2,339,280)	9/21/13	(53,479)
(83) E-mini S&P 500 Index	(6,546,863)	(6,637,095)	9/21/13	(90,232)
(2) E-mini S&P MidCap 400 Index	(225,786)	(231,580)	9/21/13	(5,794)
(10) Euro Currency	(1,642,620)	(1,627,875)	9/19/13	14,745
(39) Euro STOXX 50 Index	(1,293,805)	(1,318,909)	9/24/13	(25,104)
(6) FTSE 100 Index	(557,295)	(562,261)	9/24/13	(4,966)
(5) Japanese Yen Currency	(640,235)	(630,438)	9/19/13	9,797
(3) Nikkei 225 Index (OSE)	(400,367)	(413,876)	9/14/13	(13,509)

	$(14,972,075)			$(203,029)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–4

LVIP Protected Profile Moderate Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.32%
Equity Funds–30.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	12,733,728	$171,739,791
LVIP SSgA S&P 500 Index Fund	83,428,193	966,098,469
LVIP SSgA Small-Cap Index Fund	5,706,579	129,014,341
†LVIP T. Rowe Price Growth Stock Fund	1,878,701	43,050,430
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,381,639	42,293,149

		1,352,196,180

Fixed Income Funds–32.64%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	15,624,002	166,536,242
LVIP Delaware Bond Fund	69,825,373	961,635,036
LVIP Delaware Diversified Floating Rate Fund	16,915,802	171,204,835
LVIP JPMorgan High Yield Fund	11,303,178	127,465,941

		1,426,842,054

International Equity Funds–20.98%
*Lincoln Variable Insurance Products Trust–
†LVIP BlackRock Emerging Markets RPM Fund	8,511,614	80,604,988
LVIP Clarion Global Real Estate Fund	9,947,401	85,249,229
LVIP MFS International Growth Fund	12,688,670	165,181,100
LVIP Mondrian International Value Fund	7,956,768	127,212,799
LVIP SSgA Developed International 150 Fund	15,480,268	124,600,674
LVIP SSgA Emerging Markets 100 Fund	9,114,415	81,491,980
LVIP SSgA International Index Fund	30,870,652	252,799,772

		917,140,542

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.77%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	22,499,322	$252,532,387

		252,532,387

Total Affiliated Investment Companies (Cost $3,710,243,250)		3,948,711,163

UNAFFILIATED INVESTMENT COMPANIES–8.78%
Commodity Fund–0.90%
**PIMCO CommodityRealReturn Strategy Portfolio	7,096,119	39,241,541

		39,241,541

Equity Funds–3.30%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	4,476,338	48,165,397
Delaware VIP Value Series	2,327,972	53,031,212
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	1,275,145	43,189,160

		144,385,769

Fixed Income Funds–2.14%
²American Funds®–
American Funds Mortgage Fund	1,695,114	16,798,583
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	7,434,604	76,873,810

		93,672,393

Money Market Fund–2.44%
Dreyfus Treasury & Agency Cash Management Fund	106,656,198	106,656,198

		106,656,198

Total Unaffiliated Investment Companies (Cost $335,993,248)		383,955,901

TOTAL VALUE OF SECURITIES–99.10% (Cost $4,046,236,498)	4,332,667,064
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	39,131,042

NET ASSETS APPLICABLE TO 339,513,852 SHARES OUTSTANDING–100.00%	$4,371,798,106

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $28,049,750 cash and $8,131,903 foreign currencies pledged as collateral for futures contracts.

X	Initial Class.

LVIP Protected Profile Target Risk Funds–5

LVIP Protected Profile Moderate Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(403) British Pound Currency	$(38,861,536)	$ (38,295,075)	9/19/13	$566,461
(1,724) E-mini MSCI Emerging Markets	(75,414,576)	(80,484,940)	9/21/13	(5,070,364)
(805) E-mini Russell 2000 Index	(76,918,540)	(78,463,350)	9/21/13	(1,544,810)
(4,711) E-mini S&P 500 Index	(371,981,538)	(376,715,115)	9/21/13	(4,733,577)
(232) E-mini S&P MidCap 400 Index	(26,220,298)	(26,863,280)	9/21/13	(642,982)
(481) Euro Currency	(79,052,481)	(78,300,788)	9/19/13	751,693
(2,315) Euro STOXX 50 Index	(77,304,799)	(78,289,054)	9/24/13	(984,255)
(424) FTSE 100 Index	(39,770,828)	(39,733,147)	9/24/13	37,681
(206) Japanese Yen Currency	(26,380,705)	(25,974,025)	9/19/13	406,680
(194) Nikkei 225 Index (OSE)	(26,053,232)	(26,764,017)	9/14/13	(710,785)

	$(837,958,533)			$(11,924,258)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–6

LVIP Protected Profile Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.39%
Equity Funds–35.41%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	13,015,152	$175,535,352
LVIP SSgA S&P 500 Index Fund	107,323,094	1,242,801,429
LVIP SSgA Small-Cap Index Fund	5,833,005	131,872,585
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,435,135	43,243,123

		1,593,452,489

Fixed Income Funds–23.64%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	7,989,202	85,156,902
LVIP Delaware Bond Fund	58,396,394	804,235,137
LVIP Delaware Diversified Floating Rate Fund	8,646,433	87,510,551
LVIP JPMorgan High Yield Fund	7,703,393	86,871,162

		1,063,773,752

International Equity Funds–26.56%
*Lincoln Variable Insurance Products Trust–
†LVIP BlackRock Emerging Markets RPM Fund	8,708,355	82,468,126
LVIP Clarion Global Real Estate Fund	15,256,188	130,745,529
LVIP MFS International Growth Fund	12,974,769	168,905,549
LVIP Mondrian International Value Fund	8,133,743	130,042,287
LVIP SSgA Developed International 150 Fund	15,826,556	127,387,953
LVIP SSgA Emerging Markets 100 Fund	13,986,471	125,053,039
LVIP SSgA International Index Fund	52,595,795	430,706,963

		1,195,309,446

International Fixed Income Fund–4.78%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	19,169,828	215,162,146

		215,162,146

Total Affiliated Investment Companies (Cost $3,862,903,804)		4,067,697,833

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–8.26%
Commodity Fund–1.78%
**PIMCO CommodityRealReturn Strategy Portfolio	14,518,925	$80,289,656

		80,289,656

Equity Funds–2.45%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	2,948,272	31,723,407
Delaware VIP Value Series	1,504,240	34,266,580
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	1,302,915	44,129,735

		110,119,722

Fixed Income Funds–1.31%
²American Funds® –
American Funds Mortgage Fund	1,574,107	15,599,401
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	4,199,355	43,421,330

		59,020,731

Money Market Fund–2.72%
Dreyfus Treasury & Agency Cash Management Fund	122,205,839	122,205,839

		122,205,839

Total Unaffiliated Investment Companies (Cost $350,011,883)		371,635,948

TOTAL VALUE OF SECURITIES–98.65% (Cost $4,212,915,687)	4,439,333,781
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.35%	60,597,980

NET ASSETS APPLICABLE TO 363,286,289 SHARES OUTSTANDING–100.00%	$4,499,931,761

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $41,316,400 cash and $16,281,746 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile Target Risk Funds–7

LVIP Protected Profile Growth Fund

Schedule of Investments (continued)

X	Initial Class.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(664) British Pound Currency	$(64,365,679)	$(63,096,600)	9/19/13	$1,269,079
(2,558) E-mini MSCI Emerging Markets	(114,334,709)	(119,420,230)	9/21/13	(5,085,521)
(1,156) E-mini Russell 2000 Index	(110,892,270)	(112,675,320)	9/21/13	(1,783,050)
(6,924) E-mini S&P 500 Index	(549,789,743)	(553,677,660)	9/21/13	(3,887,917)
(249) E-mini S&P MidCap 400 Index	(28,314,540)	(28,831,710)	9/21/13	(517,170)
(804) Euro Currency	(132,749,566)	(130,881,150)	9/19/13	1,868,416
(3,783) Euro STOXX 50 Index	(129,128,708)	(127,934,121)	9/24/13	1,194,587
(692) FTSE 100 Index	(65,915,894)	(64,847,495)	9/24/13	1,068,399
(366) Japanese Yen Currency	(47,196,383)	(46,148,025)	9/19/13	1,048,358
(342) Nikkei 225 Index (OSE)	(46,373,295)	(47,181,928)	9/14/13	(808,633)

	$(1,289,060,787)			$(5,633,452)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–8

LVIP Protected Profile Target Risk Funds

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
ASSETS:
Investments in affiliated investment companies, at value	$994,623,480	$3,948,711,163	$4,067,697,833
Investments in unaffiliated investment companies, at value	133,083,626	383,955,901	371,635,948
Receivables for fund shares sold	1,755,038	5,702,635	10,057,620
Cash collateral	499,700	28,049,750	41,316,400
Foreign currencies collateral, at value	157,204	8,131,903	16,281,746
Variation margin receivable on futures contracts	41,744	1,713,005	2,496,332
Dividends receivable from investment companies	16,392	14,488	13,473
Foreign currencies, at value	612	2,060,926	647,869
Cash	—	—	4,520
Other assets	—	24,118	20,100

TOTAL ASSETS	1,130,177,796	4,378,363,889	4,510,171,841

LIABILITIES:
Payables for fund shares redeemed	1,108,619	302,011	898,711
Due to manager and affiliates	452,972	1,744,703	1,780,543
Payable for investment companies purchased	314,437	4,457,312	7,560,826
Accrued expenses payable	12,605	—	—
Cash Overdraft	3,240	61,757	—

TOTAL LIABILITIES	1,891,873	6,565,783	10,240,080

TOTAL NET ASSETS	$1,128,285,923	$4,371,798,106	$4,499,931,761

Investments in affiliated investment companies, at cost	$934,780,494	$3,710,243,250	$3,862,903,804
Investments in unaffiliated investment companies, at cost	$117,178,449	$335,993,248	$350,011,883
Foreign currencies, at cost	$159,119	$10,267,350	$17,049,621

Standard Class :
Net Assets	$59,742,548	$174,721,327	$157,198,723
Shares Outstanding	4,558,065	13,552,391	12,678,313
Net Asset Value	$13.107	$12.892	$12.399

Service Class :
Net Assets	$1,068,543,375	$4,197,076,779	$4,342,733,038
Shares Outstanding	81,636,416	325,961,461	350,607,976
Net Asset Value	$13.089	$12.876	$12.386

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$1,044,017,547	$4,190,331,114	$4,386,035,000
Undistributed net investment income	3,632,882	7,923,954	7,777,986
Accumulated net realized gain (loss) on investments	5,091,315	(100,907,763)	(114,571,412)
Net unrealized appreciation of investments and derivatives	75,544,179	274,450,801	220,690,187

Total net assets	$1,128,285,923	$4,371,798,106	$4,499,931,761

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds—9

LVIP Protected Profile Target Risk Funds

Statements of Operations

Six Months Ended June 30, 2013 (unaudited)

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,313,863	$3,587,455	$2,788,608

EXPENSES:
Management fees	1,295,827	4,669,265	4,466,657
Distribution fees-Service Class	1,220,615	4,457,552	4,276,889
Accounting and administration expenses	57,003	141,064	133,203
Reports and statements to shareholders	35,261	61,873	51,385
Professional fees	22,067	51,602	50,886
Trustees’ fees	11,413	37,604	33,538
Custodian fees	7,216	23,058	21,555
Pricing fees	207	728	678
Other	7,120	19,121	15,300

Total operating expenses	2,656,729	9,461,867	9,050,091

NET INVESTMENT LOSS	(1,342,866)	(5,874,412)	(6,261,483)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	1,256,860	3,693,685	2,499,699
Sale of investments in affiliated investment companies	1,098,205	1,119,520	142,921
Sale of investments in unaffiliated investment companies	(118,691)	2,340,583	1,885,514
Foreign currencies	11,348	(10,208)	55,406
Futures contracts	5,955,986	(145,306)	26,522,230

Net realized gain	8,203,708	6,998,274	31,105,770

Net change in unrealized appreciation (depreciation) of:
Investments	7,710,062	65,484,084	70,108,797
Foreign currencies	(4,720)	(72,294)	(106,223)
Futures contracts	(492,872)	(13,456,063)	(7,129,377)

Net change in unrealized appreciation (depreciation)	7,212,470	51,955,727	62,873,197

NET REALIZED AND UNREALIZED GAIN	15,416,178	58,954,001	93,978,967

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,073,312	$53,079,589	$87,717,484

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds—10

LVIP Protected Profile Target Risk Funds

Statements of Changes in Net Assets

	LVIP Protected Profile Conservative Fund		LVIP Protected Profile Moderate Fund		LVIP Protected Profile Growth Fund

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,342,866)	$11,039,617	$(5,874,412)	$31,525,929	$(6,261,483)	$26,094,727
Net realized gain (loss)	8,203,708	11,918,096	6,998,274	2,482,585	31,105,770	(15,237,450)
Net change in unrealized appreciation (depreciation)	7,212,470	35,231,385	51,955,727	142,000,960	62,873,197	119,638,453

Net increase in net assets resulting from operations	14,073,312	58,189,098	53,079,589	176,009,474	87,717,484	130,495,730

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,192,631)	—	(5,124,513)	—	(3,507,465)
Service Class	—	(25,960,940)	—	(66,780,460)	—	(41,483,820)
Net realized gain:
Standard Class	—	(262,978)	—	—	—	—
Service Class	—	(3,169,454)	—	—	—	—

	—	(31,586,003)	—	(71,904,973)	—	(44,991,285)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,344,340	15,414,051	28,180,566	28,572,213	20,638,177	23,776,214
Service Class	282,673,844	485,634,737	1,407,892,476	1,638,661,815	1,836,997,805	1,750,742,597
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,455,609	—	5,124,513	—	3,507,465
Service Class	—	29,130,393	—	66,780,460	—	41,483,820

	292,018,184	532,634,790	1,436,073,042	1,739,139,001	1,857,635,982	1,819,510,096

Cost of shares redeemed:
Standard Class	(9,355,740)	(15,673,550)	(18,941,470)	(24,940,839)	(9,084,758)	(23,710,611)
Service Class	(94,271,428)	(123,336,225)	(114,193,554)	(209,766,926)	(94,236,256)	(142,464,342)

	(103,627,168)	(139,009,775)	(133,135,024)	(234,707,765)	(103,321,014)	(166,174,953)

Increase in net assets derived from capital share transactions	188,391,016	393,625,015	1,302,938,018	1,504,431,236	1,754,314,968	1,653,335,143

NET INCREASE IN NET ASSETS	202,464,328	420,228,110	1,356,017,607	1,608,535,737	1,842,032,452	1,738,839,588
NET ASSETS:
Beginning of period	925,821,595	505,593,485	3,015,780,499	1,407,244,762	2,657,899,309	919,059,721

End of period	$1,128,285,923	$925,821,595	$4,371,798,106	$3,015,780,499	$4,499,931,761	$2,657,899,309

Undistributed net investment income	$3,632,882	$4,975,748	$7,923,954	$13,798,366	$7,777,986	$14,039,469

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds—11

LVIP Protected Profile Conservative Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Conservative Fund Standard Class

	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$12.850	$12.226	$12.033	$ 11.287	$9.472	$12.006

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.243	0.343	0.311	0.413	0.379
Net realized and unrealized gain (loss)	0.259	0.946	0.097	0.862	1.924	(2.581)

Total from investment operations	0.257	1.189	0.440	1.173	2.337	(2.202)

Less dividends and distributions from:
Net investment income	—	(0.503)	(0.247)	(0.427)	(0.433)	(0.224)
Net realized gain	—	(0.062)	—	—	(0.089)	(0.108)

Total dividends and distributions	—	(0.565)	(0.247)	(0.427)	(0.522)	(0.332)

Net asset value, end of period	$13.107	$12.850	$12.226	$ 12.033	$11.287	$9.472

Total return[4]	2.00%	9.78%	3.69%	10.49%	24.85%	(18.44% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,743	$58,577	$53,689	$ 50,853	$42,645	$49,661
Ratio of expenses to average net assets[5]	0.28%	0.29%	0.20%	0.20%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.28%	0.29%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.02%)	1.90%	2.79%	2.67%	4.01%	3.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.02%)	1.90%	2.69%	2.57%	3.91%	3.42%
Portfolio turnover	8%	14%	71%	37%	44%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–12

LVIP Protected Profile Conservative Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Conservative Fund Service Class

	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$12.849		$12.225	$12.031	$11.287	$9.474	$12.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)		0.211	0.312	0.282	0.387	0.352
Net realized and unrealized gain (loss)	0.258		0.945	0.098	0.860	1.922	(2.578)

Total from investment operations	0.240		1.156	0.410	1.142	2.309	(2.226)

Less dividends and distributions from:
Net investment income	—		(0.470)	(0.216)	(0.398)	(0.407)	(0.192)
Net realized gain	—		(0.062)	—	—	(0.089)	(0.108)

Total dividends and distributions	—		(0.532)	(0.216)	(0.398)	(0.496)	(0.300)

Net asset value, end of period	$13.089		$12.849	$12.225	$12.031	$11.287	$9.474

Total return[4]	1.87%		9.51%	3.45%	10.21%	24.55%	(18.65% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,068,543		$867,245	$451,904	$406,775	$331,005	$210,871
Ratio of expenses to average net assets[5]	0.53%		0.54%	0.45%	0.45%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.53%		0.54%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.27%	)	1.65%	2.54%	2.42%	3.76%	3.22%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.27%	)	1.65%	2.44%	2.32%	3.66%	3.17%
Portfolio turnover	8%		14%	71%	37%	44%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–13

LVIP Protected Profile Moderate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Moderate Fund Standard Class

	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$12.562	$11.844	$11.925	$10.964	$9.071	$12.926

Income (loss) from investment operations:
Net investment income[3]	—[4]	0.229	0.286	0.237	0.287	0.320
Net realized and unrealized gain (loss)	0.330	0.900	(0.151)	1.060	2.228	(3.708)

Total from investment operations	0.330	1.129	0.135	1.297	2.515	(3.388)

Less dividends and distributions from:
Net investment income	—	(0.411)	(0.216)	(0.336)	(0.433)	(0.222)
Net realized gain	—	—	—	—	(0.189)	(0.245)

Total dividends and distributions	—	(0.411)	(0.216)	(0.336)	(0.622)	(0.467)

Net asset value, end of period	$12.892	$12.562	$11.844	$11.925	$10.964	$9.071

Total return[5]	2.63%	9.59%	1.18%	11.95%	28.04%	(26.62% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,721	$161,420	$143,782	$144,874	$118,173	$118,274
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.20%	0.20%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[6]	0.27%	0.27%	0.28%	0.28%	0.29%	0.28%
Ratio of net investment income (loss) to average net assets	(0.08%)	1.85%	2.36%	2.10%	2.92%	2.86%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.08%)	1.85%	2.28%	2.02%	2.83%	2.83%
Portfolio turnover	7%	18%	74%	32%	33%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–14

LVIP Protected Profile Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Moderate Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	Year Ended 12/31/11[2]	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$12.562		$11.843	$11.924	$10.965	$9.074	$12.919

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)		0.198	0.255	0.209	0.263	0.292
Net realized and unrealized gain (loss)	0.335		0.900	(0.150)	1.057	2.225	(3.702)

Total from investment operations	0.314		1.098	0.105	1.266	2.488	(3.410)

Less dividends and distributions from:
Net investment income	—		(0.379)	(0.186)	(0.307)	(0.408)	(0.190)
Net realized gain	—		—	—	—	(0.189)	(0.245)

Total dividends and distributions	—		(0.379)	(0.186)	(0.307)	(0.597)	(0.435)

Net asset value, end of period	$12.876		$12.562	$11.843	$11.924	$10.965	$9.074

Total return[4]	2.50%		9.32%	0.92%	11.67%	27.73%	(26.81% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,197,077		$2,854,360	$1,263,463	$1,156,976	$954,447	$699,793
Ratio of expenses to average net assets[5]	0.52%		0.52%	0.45%	0.45%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.52%		0.52%	0.53%	0.53%	0.54%	0.53%
Ratio of net investment income (loss) to average net assets	(0.33%	)	1.60%	2.11%	1.85%	2.67%	2.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.33%	)	1.60%	2.03%	1.77%	2.58%	2.58%
Portfolio turnover	7%		18%	74%	32%	33%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–15

LVIP Protected Profile Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Growth Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$11.902	$11.190	$11.420	$10.416	$8.634	$13.386

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)	0.234	0.267	0.215	0.191	0.229
Net realized and unrealized gain (loss)	0.504	0.784	(0.270)	1.093	2.277	(4.644)

Total from investment operations	0.497	1.018	(0.003)	1.308	2.468	(4.415)

Less dividends and distributions from:
Net investment income	—	(0.306)	(0.227)	(0.304)	(0.433)	(0.117)
Net realized gain	—	—	—	—	(0.253)	(0.220)

Total dividends and distributions	—	(0.306)	(0.227)	(0.304)	(0.686)	(0.337)

Net asset value, end of period	$12.399	$11.902	$11.190	$11.420	$10.416	$8.634

Total return[4]	4.18%	9.15%	0.02%	12.70%	29.03%	(33.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,199	$139,866	$128,066	$118,849	$95,887	$107,072
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.20%	0.20%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.27%	0.27%	0.28%	0.29%	0.29%	0.28%
Ratio of net investment income (loss) to average net assets	(0.11%)	2.00%	2.31%	2.01%	2.06%	2.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.11%)	2.00%	2.23%	1.92%	1.97%	2.02%
Portfolio turnover	7%	21%	80%	33%	37%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–16

LVIP Protected Profile Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile Growth Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$11.905		$11.191	$11.421	$10.419	$8.639	$13.377

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)		0.205	0.238	0.188	0.168	0.201
Net realized and unrealized gain (loss)	0.503		0.784	(0.270)	1.092	2.275	(4.635)

Total from investment operations	0.481		0.989	(0.032)	1.280	2.443	(4.434)

Less dividends and distributions from:
Net investment income	—		(0.275)	(0.198)	(0.278)	(0.410)	(0.084)
Net realized gain	—		—	—	—	(0.253)	(0.220)

Total dividends and distributions	—		(0.275)	(0.198)	(0.278)	(0.663)	(0.304)

Net asset value, end of period	$12.386		$11.905	$11.191	$11.421	$10.419	$8.639

Total return[4]	4.04%		8.88%	(0.24% )	12.42%	28.72%	(33.58% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,342,733		$2,518,033	$790,994	$704,511	$584,552	$436,286
Ratio of expenses to average net assets[5]	0.52%		0.52%	0.45%	0.45%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.52%		0.52%	0.53%	0.54%	0.54%	0.53%
Ratio of net investment income (loss) to average net assets	(0.36%	)	1.75%	2.06%	1.76%	1.81%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.36%	)	1.75%	1.98%	1.67%	1.72%	1.77%
Portfolio turnover	7%		21%	80%	33%	37%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Risk Funds–17

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Protected Profile Conservative Fund, LVIP Protected Profile Moderate Fund and LVIP Protected Profile Growth Fund, (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e. index funds). In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The investment objective of LVIP Protected Profile Conservative Fund is to seek a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Protected Profile Moderate Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Protected Profile Growth Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of each Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the Underlying Funds’ NAV is the responsibility of each Underlying Fund and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectus and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Protected Profile Target Risk Funds–18

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

Prior to May 1, 2013, LIAC had contractually agreed to reimburse each Fund to the extent that each Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.30% of each Fund’s average daily net assets for the standard class (0.55% for the service class).

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Administration fees	$23,916	$83,825	$78,121
Legal fees	3,617	12,292	11,160

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2013, each Fund reimburses Lincoln Life for the cost of these services as follows:

LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
$5,970	$21,447	$20,422

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Protected Profile Target Risk Funds–19

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2013, the Funds had liabilities payable to affiliates as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Management fees payable to LIAC	$232,251	$888,673	$904,792
Distribution fees payable to LFD	219,801	852,508	872,162
Trading operation fees payable to Lincoln Life	920	3,522	3,589

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Purchases	$275,719,767	$1,509,046,470	$1,933,534,712
Sales	82,178,766	250,890,591	225,192,647

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Cost of investments	$1,060,240,526	$4,069,757,413	$4,231,142,918

Aggregate unrealized appreciation	$82,714,473	$339,497,492	$297,508,306
Aggregate unrealized depreciation	(15,247,912)	(76,587,840)	(89,317,442)

Net unrealized appreciation	$67,466,561	$262,909,652	$208,190,864

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $12,795,535 was utilized in 2012 for the LVIP Protected Profile Moderate Fund. Capital loss carryforwards remaining at December 31, 2012, for each Fund, if not utilized in future years, will expire as follows:

Years of Expiration	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
2017	$36,929,226	$76,572,515
2018	12,032,362	20,846,885

Total	$48,961,588	$97,419,400

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

Tax character	LVIP Protected Profile Growth Fund
Short-term	$279,919

LVIP Protected Profile Target Risk Funds–20

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1	LVIP Protected Profile Conservative Fund	LVIP Protected Profile Moderate Fund	LVIP Protected Profile Growth Fund
Investment companies	$1,127,707,106	$4,332,667,064	$4,439,333,781

Futures Contracts	$(203,029)	$(11,924,258)	$(5,633,452)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Protected Profile Conservative Fund		LVIP Protected Profile Moderate Fund		LVIP Protected Profile Growth Fund
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	703,924	1,204,263	2,151,776	2,310,115	1,654,590	2,032,904
Service Class	21,256,301	37,914,529	107,485,648	132,128,527	146,653,959	149,499,115
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	191,314	—	411,477	—	297,958
Service Class	—	2,272,093	—	5,367,939	—	3,527,557

	21,960,225	41,582,199	109,637,424	140,218,058	148,308,549	155,357,534

Shares redeemed:
Standard Class	(704,203)	(1,228,568)	(1,448,836)	(2,011,563)	(727,497)	(2,024,803)
Service Class	(7,116,294)	(9,656,934)	(8,745,234)	(16,956,656)	(7,561,998)	(12,194,889)

	(7,820,497)	(10,885,502)	(10,194,070)	(18,968,219)	(8,289,495)	(14,219,692)

Net increase.	14,139,728	30,696,697	99,443,354	121,249,839	140,019,054	141,137,842

LVIP Protected Profile Target Risk Funds–21

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Protected Profile Conservative Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$36,681	Variation margin receivable on futures contracts*	$(239,710)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and unrealized appreciation (depreciation) of futures contracts	$5,955,986	$(492,872)

LVIP Protected Profile Moderate Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$1,762,515	Variation margin receivable on futures contracts*	$(13,686,773)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(145,306)	$(13,456,063)

LVIP Protected Profile Growth Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

LVIP Protected Profile Target Risk Funds–22

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$6,448,838	Variation margin receivable on futures contracts*	$(12,082,290)

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and unrealized appreciation (depreciation) of futures contracts	$26,522,230	$(7,129,377)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume Futures Contracts (Average Value)	Liability Derivative Volume Futures Contracts (Average Value)
LVIP Protected Profile Conservative Fund	$114,741,228	$646,417
LVIP Protected Profile Moderate Fund	228,471,588	77,802,854
LVIP Protected Profile Growth Fund	278,682,697	116,753,508

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

LVIP Protected Profile Target Risk Funds–23

LVIP Protected Profile Target Risk Funds

Notes to Financial Statements (continued)

7. Subsequent Events

Effective August 12, 2013, the LVIP Profile Conservative Fund, LVIP Protected Profile Moderate Fund, and LVIP Protected Profile Growth Fund will change it’s name to the LVIP Managed Risk Profile Conservative Fund, LVIP Managed Risk Profile Moderate Fund, and LVIP Managed Risk Profile Growth Fund, respectively.

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Protected Profile Target Risk Funds–24

LVIP Protected Profile Target Maturity Funds

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Protected Profile Target Maturity Funds

LVIP Protected Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Protected Profile 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,022.10	0.30%	$1.50
Service Class Shares	1,000.00	1,020.90	0.55%	2.76

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Protected Profile 2020 Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,029.10	0.30%	$1.51
Service Class Shares	1,000.00	1,027.90	0.55%	2.77

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Protected Profile 2030 Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,037.90	0.30%	$1.52
Service Class Shares	1,000.00	1,036.70	0.55%	2.78

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Protected Profile Target Maturity Funds–1

LVIP Protected Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP Protected Profile 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,049.20	0.30%	$1.52
Service Class Shares	1,000.00	1,047.90	0.55%	2.79

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Protected Profile 2050 Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,057.20	0.30%	$1.53
Service Class Shares	1,000.00	1,055.90	0.55%	2.80

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Protected Profile Target Maturity Funds–2

LVIP Protected Profile Target Maturity Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2013

LVIP Protected Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	95.18%
Equity Funds	34.64%
Fixed Income Funds	40.04%
International Equity Funds	13.68%
International Fixed Income Fund	6.82%
Unaffiliated Investment Companies	4.19%
Commodity Fund	0.90%
Fixed Income Fund	0.99%
International Equity Fund	0.95%
Money Market Fund	1.35%
Total Value of Securities	99.37%
Receivables and Other Assets Net of Liabilities	0.63%
Total Net Assets	100.00%

LVIP Protected Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	93.53%
Equity Funds	39.29%
Fixed Income Funds	31.02%
International Equity Funds	17.42%
International Fixed Income Fund	5.80%
Unaffiliated Investment Companies	5.86%
Commodity Fund	1.80%
International Equity Fund	1.89%
Money Market Fund	2.17%
Total Value of Securities	99.39%
Receivables and Other Assets Net of Liabilities	0.61%
Total Net Assets	100.00%

LVIP Protected Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	90.32%
Equity Funds	41.60%
Fixed Income Funds	23.92%
International Equity Funds	20.04%
International Fixed Income Fund	4.76%
Unaffiliated Investment Companies	9.14%
Commodity Fund	2.66%
International Equity Fund	2.79%
Money Market Fund	3.69%
Total Value of Securities	99.46%
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

LVIP Protected Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.91%
Equity Funds	47.18%
Fixed Income Fund	13.36%
International Equity Funds	25.58%
International Fixed Income Fund	3.79%
Unaffiliated Investment Companies	9.79%
Commodity Fund	2.65%
International Equity Fund	2.77%
Money Market Fund	4.37%
Total Value of Securities	99.70%
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

LVIP Protected Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	86.83%
Equity Funds	50.71%
Fixed Income Fund	4.65%
International Equity Funds	31.47%
Unaffiliated Investment Companies	13.83%
Commodity Fund	2.59%
International Equity Fund	3.62%
Money Market Fund	7.62%
Total Value of Securities	100.66%
Liabilities Net of Receivables and Other Assets	(0.66%	)
Total Net Assets	100.00%

LVIP Protected Profile Target Maturity Funds–3

LVIP Protected Profile 2010 Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.18%
Equity Funds–34.64%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	14,161	$551,191
LVIP SSgA S&P 500 Index Fund	1,413,142	16,364,183
LVIP SSgA Small-Cap Index Fund	72,948	1,649,207
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	30,872	548,225

		19,112,806

Fixed Income Funds–40.04%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	548,294	5,844,267
LVIP Delaware Bond Fund	117,421	1,617,120
LVIP Delaware Diversified Floating Rate Fund	216,106	2,187,210
LVIP SSgA Bond Index Fund	1,105,222	12,442,591

		22,091,188

International Equity Funds–13.68%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	127,069	1,088,982
LVIP SSgA International Index Fund	788,999	6,461,109

		7,550,091

International Fixed Income Fund–6.82%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	335,281	3,763,189

		3,763,189

Total Affiliated Investment Companies (Cost $42,245,377)		52,517,274

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–4.19%
Commodity Fund–0.90%
**PIMCO CommodityRealReturn Strategy Portfolio	90,446	$500,166

		500,166

Fixed Income Fund–0.99%
American Funds® –
Mortgage FundSM	53,003	545,398

		545,398

International Equity Fund–0.95%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	28,100	524,073

		524,073

Money Market Fund–1.35%
Dreyfus Treasury & Agency Cash Management Fund	743,705	743,705

		743,705

Total Unaffiliated Investment Companies (Cost $2,230,183)		2,313,342

TOTAL VALUE OF SECURITIES–99.37% (Cost $44,475,560)	54,830,616
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	347,750

NET ASSETS APPLICABLE TO 4,796,105 SHARES OUTSTANDING–100.00%	$55,178,366

*	Standard Class shares.

**	Institutional Class shares.

Class 1 shares.

«	Includes $211,900 cash and $76,646 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile Target Maturity Funds–4

LVIP Protected Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	British Pound Currency	$(292,253)	$(285,075)	9/19/13	$7,178
(8)	E-mini MSCI Emerging Markets	(363,452)	(373,480)	9/21/13	(10,028)
(5)	E-mini Russell 2000 Index	(478,695)	(487,350)	9/21/13	(8,655)
(41)	E-mini S&P 500 Index	(3,253,085)	(3,278,565)	9/21/13	(25,480)
(1)	E-mini S&P MidCap 400 Index	(114,963)	(115,790)	9/21/13	(827)
(4)	Euro Currency	(661,151)	(651,150)	9/19/13	10,001
(17)	Euro STOXX 50 Index	(586,502)	(574,909)	9/24/13	11,593
(3)	FTSE 100 Index	(290,290)	(281,131)	9/24/13	9,159
(2)	Japanese Yen Currency	(258,607)	(252,175)	9/19/13	6,432
(2)	Nikkei 225 Index (OSE)	(274,217)	(275,917)	9/14/13	(1,700)

		$(6,573,215)			$(2,327)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–5

LVIP Protected Profile 2020 Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.53%
Equity Funds–39.29%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	48,017	$1,984,143
LVIP Delaware Special Opportunities Fund	50,692	1,973,140
LVIP SSgA S&P 500 Index Fund	5,565,337	64,446,605
LVIP SSgA Small-Cap Index Fund	261,173	5,904,605
LVIP SSgA Small-Mid Cap 200 Fund	135,697	1,962,443
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	110,523	1,962,659

		78,233,595

Fixed Income Funds–31.02%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	1,428,892	15,230,558
LVIP Delaware Bond Fund	140,186	1,930,648
LVIP Delaware Diversified Floating Rate Fund	580,316	5,873,374
LVIP SSgA Bond Index Fund	3,441,895	38,748,854

		61,783,434

International Equity Funds–17.42%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	455,123	3,900,404
LVIP SSgA Emerging Markets 100 Fund	208,297	1,862,388
LVIP SSgA International Index Fund	3,532,147	28,924,749

		34,687,541

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.80%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	1,029,229	$11,552,071

		11,552,071

Total Affiliated Investment Companies (Cost $151,934,288)		186,256,641

UNAFFILIATED INVESTMENT COMPANIES–5.86%
Commodity Fund–1.80%
**PIMCO CommodityRealReturn Strategy Portfolio	648,871	3,588,256

		3,588,256

International Equity Fund–1.89%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	201,514	3,758,230

		3,758,230

Money Market Fund–2.17%
Dreyfus Treasury & Agency Cash Management Fund	4,317,093	4,317,093

		4,317,093

Total Unaffiliated Investment Companies (Cost $11,557,676)		11,663,579

TOTAL VALUE OF SECURITIES–99.39% (Cost $163,491,964)	197,920,220
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	1,207,689

NET ASSETS APPLICABLE TO 17,938,422 SHARES OUTSTANDING–100.00%	$199,127,909

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $1,268,350 cash and $485,994 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile Target Maturity Funds–6

LVIP Protected Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(21)	British Pound Currency	$(2,038,494)	$(1,995,525)	9/19/13	$42,969
(66)	E-mini MSCI Emerging Markets	(2,950,591)	(3,081,210)	9/21/13	(130,619)
(31)	E-mini Russell 2000 Index	(2,967,801)	(3,021,570)	9/21/13	(53,769)
(221)	E-mini S&P 500 Index	(17,540,270)	(17,672,265)	9/21/13	(131,995)
(13)	E-mini S&P MidCap 400 Index	(1,476,121)	(1,505,270)	9/21/13	(29,149)
(23)	Euro Currency	(3,798,807)	(3,744,112)	9/19/13	54,695
(106)	Euro STOXX 50 Index	(3,649,183)	(3,584,725)	9/24/13	64,458
(21)	FTSE 100 Index	(2,010,704)	(1,967,915)	9/24/13	42,789
(13)	Japanese Yen Currency	(1,680,349)	(1,639,137)	9/19/13	41,212
(12)	Nikkei 225 Index (OSE)	(1,633,777)	(1,655,506)	9/14/13	(21,729)

		$(39,746,097)			$(121,138)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–7

LVIP Protected Profile 2030 Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.32%
Equity Funds–41.60%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	49,240	$2,034,682
LVIP Delaware Special Opportunities Fund	51,982	2,023,332
LVIP MFS Value Fund	66,666	2,007,256
LVIP SSgA S&P 500 Index Fund	6,225,787	72,094,613
LVIP SSgA Small-Mid Cap 200 Fund	139,152	2,012,414
†LVIP T. Rowe Price Growth Stock Fund	88,175	2,020,525
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	226,667	4,025,147

		86,217,969

Fixed Income Funds–23.92%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	549,497	5,857,092
LVIP Delaware Diversified Floating Rate Fund	198,376	2,007,765
LVIP SSgA Bond Index Fund	3,706,236	41,724,808

		49,589,665

International Equity Funds–20.04%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	466,690	3,999,531
LVIP Mondrian International Value Fund	248,943	3,980,095
LVIP SSgA Emerging Markets 100 Fund	213,583	1,909,644
LVIP SSgA International Index Fund	3,863,538	31,638,516

		41,527,786

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.76%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	879,567	$9,872,258

		9,872,258

Total Affiliated Investment Companies (Cost $152,884,350)		187,207,678

UNAFFILIATED INVESTMENT COMPANIES–9.14%
Commodity Fund–2.66%
**PIMCO CommodityRealReturn Strategy Portfolio	998,101	5,519,499

		5,519,499

International Equity Fund–2.79%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	309,945	5,780,482

		5,780,482

Money Market Fund–3.69%
Dreyfus Treasury & Agency Cash Management Fund	7,644,013	7,644,013

		7,644,013

Total Unaffiliated Investment Companies (Cost $19,100,536)		18,943,994

TOTAL VALUE OF SECURITIES–99.46% (Cost $171,984,886)	206,151,672
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.54%	1,109,149

NET ASSETS APPLICABLE TO 18,792,343 SHARES OUTSTANDING–100.00%	$207,260,821

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $966,450 cash and $403,111 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile Target Maturity Funds–8

LVIP Protected Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18)	British Pound Currency	$(1,738,484)	$(1,710,450)	9/19/13	$28,034
(58)	E-mini MSCI Emerging Markets	(2,644,645)	(2,707,730)	9/21/13	(63,085)
(11)	E-mini Russell 2000 Index	(1,059,967)	(1,072,170)	9/21/13	(12,203)
(178)	E-mini S&P 500 Index	(14,216,882)	(14,233,770)	9/21/13	(16,888)
(11)	E-mini S&P MidCap 400 Index	(1,258,535)	(1,273,690)	9/21/13	(15,155)
(19)	Euro Currency	(3,119,557)	(3,092,962)	9/19/13	26,595
(90)	Euro STOXX 50 Index	(3,112,999)	(3,043,635)	9/24/13	69,364
(18)	FTSE 100 Index	(1,715,118)	(1,686,785)	9/24/13	28,333
(9)	Japanese Yen Currency	(1,163,123)	(1,134,787)	9/19/13	28,336
(9)	Nikkei 225 Index (OSE)	(1,214,087)	(1,241,629)	9/14/13	(27,542)

		$(31,243,397)			$45,789

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–9

LVIP Protected Profile 2040 Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.91%
Equity Funds–47.18%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	68,003	$2,810,020
LVIP Delaware Special Opportunities Fund	71,788	2,794,287
LVIP MFS Value Fund	92,067	2,772,055
LVIP SSgA S&P 500 Index Fund	4,657,307	53,931,616
LVIP SSgA Small-Mid Cap 200 Fund	96,089	1,389,633
†LVIP T. Rowe Price Growth Stock Fund	60,886	1,395,199
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	156,516	2,779,417

		67,872,227

Fixed Income Fund–13.36%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	1,706,722	19,214,279

		19,214,279

International Equity Funds–25.58%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	483,379	4,142,556
LVIP MFS International Growth Fund	411,254	5,353,701
LVIP Mondrian International Value Fund	343,809	5,496,825
LVIP SSgA Emerging Markets 100 Fund	147,754	1,321,067
LVIP SSgA International Index Fund	2,501,138	20,481,819

		36,795,968

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.79%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	485,911	$5,453,861

		5,453,861

Total Affiliated Investment Companies (Cost $101,690,387)		129,336,335

UNAFFILIATED INVESTMENT COMPANIES–9.79%
Commodity Fund–2.65%
**PIMCO CommodityRealReturn Strategy Portfolio	689,293	3,811,789

		3,811,789

International Equity Fund–2.77%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	214,033	3,991,711

		3,991,711

Money Market Fund–4.37%
Dreyfus Treasury & Agency Cash Management Fund	6,281,436	6,281,436

		6,281,436

Total Unaffiliated Investment Companies (Cost $14,181,224)		14,084,936

TOTAL VALUE OF SECURITIES–99.70% (Cost $115,871,611)	143,421,271
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	426,048

NET ASSETS APPLICABLE TO 13,702,274 SHARES OUTSTANDING–100.00%	$143,847,319

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $905,400 cash and $370,093 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile Target Maturity Funds–10

LVIP Protected Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(17)	British Pound Currency	$(1,640,406)	$(1,615,425)	9/19/13	$24,981
(56)	E-mini MSCI Emerging Markets	(2,505,679)	(2,614,360)	9/21/13	(108,681)
(13)	E-mini Russell 2000 Index	(1,245,794)	(1,267,110)	9/21/13	(21,316)
(159)	E-mini S&P 500 Index	(12,633,230)	(12,714,435)	9/21/13	(81,205)
(13)	E-mini S&P MidCap 400 Index	(1,476,681)	(1,505,270)	9/21/13	(28,589)
(18)	Euro Currency	(2,953,059)	(2,930,175)	9/19/13	22,884
(86)	Euro STOXX 50 Index	(2,927,456)	(2,908,362)	9/24/13	19,094
(17)	FTSE 100 Index	(1,606,817)	(1,593,074)	9/24/13	13,743
(8)	Japanese Yen Currency	(1,029,801)	(1,008,700)	9/19/13	21,101
(7)	Nikkei 225 Index (OSE)	(944,232)	(965,712)	9/14/13	(21,480)

		$(28,963,155)			$(159,468)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–11

LVIP Protected Profile 2050 Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–86.83%
Equity Funds–50.71%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	7,420	$306,596
LVIP Delaware Special Opportunities Fund	15,669	609,901
LVIP MFS Value Fund	20,096	605,074
LVIP SSgA S&P 500 Index Fund	1,121,030	12,981,527
LVIP SSgA Small-Cap Index Fund	13,457	304,235
LVIP SSgA Small-Mid Cap 200 Fund	41,954	606,735
†LVIP T. Rowe Price Growth Stock Fund	13,289	304,520
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	34,166	606,729

		16,325,317

Fixed Income Fund–4.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	133,175	1,499,283

		1,499,283

International Equity Funds–31.47%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	105,588	904,891
LVIP MFS International Growth Fund	67,413	877,583
LVIP Mondrian International Value Fund	75,077	1,200,334
LVIP SSgA Emerging Markets 100 Fund	32,327	289,037
LVIP SSgA International Index Fund	837,598	6,859,086

		10,130,931

Total Affiliated Investment Companies (Cost $24,639,198)		27,955,531

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–13.83%
Commodity Fund–2.59%
**PIMCO CommodityRealReturn Strategy Portfolio	150,877	$834,350

		834,350

International Equity Fund–3.62%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	62,420	1,164,140

		1,164,140

Money Market Fund–7.62%
Dreyfus Treasury & Agency Cash Management Fund	2,453,424	2,453,424

		2,453,424

Total Unaffiliated Investment Companies (Cost $4,532,581)		4,451,914

TOTAL VALUE OF SECURITIES–100.66% (Cost $29,171,779)	32,407,445
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.66%)	(212,573)

NET ASSETS APPLICABLE TO 3,239,908 SHARES OUTSTANDING–100.00%.	$32,194,872

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $190,250 cash and $157,295 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile Target Maturity Funds–12

LVIP Protected Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(46)	E-mini S&P 500 Index	$(3,636,986)	$(3,678,390)	9/21/13	$(41,404)
(13)	Euro Currency	(2,140,374)	(2,116,237)	9/19/13	24,137
(62)	Euro STOXX 50 Index	(2,084,086)	(2,096,726)	9/24/13	(12,640)

		$(7,861,446)			$(29,907)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–13

LVIP Protected Profile Target Maturity Funds

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
ASSETS:
Investments in affiliated investment companies, at value	$52,517,274	$186,256,641	$187,207,678	$129,336,335	$27,955,531
Investments in unaffiliated investment companies, at value	2,313,342	11,663,579	18,943,994	14,084,936	4,451,914
Cash collateral	211,900	1,268,350	966,450	905,400	190,250
Foreign currencies collateral, at value	76,646	485,994	403,111	370,093	157,295
Receivables for investment companies sold	59,670	—	—	—	—
Receivables for fund shares sold	20,246	9,086	420,979	69,826	18,595
Variation margin receivable on futures contracts	14,874	78,647	62,570	62,525	38,337
Foreign currencies, at value	2,912	14,848	1,780	1,580	8,842
Cash	—	—	—	—	206
Expense reimbursement from LIAC	8,894	5,753	5,617	7,029	7,102

TOTAL ASSETS	55,225,758	199,782,898	208,012,179	144,837,724	32,828,072

LIABILITIES:
Accrued expenses payable	32,317	30,236	28,530	29,394	16,202
Due to manager and affiliates	13,558	46,802	47,159	33,322	7,021
Payables for fund shares redeemed	1,353	304,362	5,824	416,593	12
Cash overdraft	164	5,750	673	13,884	—
Payable for investment companies purchased	—	267,839	669,172	497,212	609,965

TOTAL LIABILITIES	47,392	654,989	751,358	990,405	633,200

TOTAL NET ASSETS	$55,178,366	$199,127,909	$207,260,821	$143,847,319	$32,194,872

Investments in affiliated investment companies, at cost	$42,245,377	$151,934,288	$152,884,350	$101,690,387	$24,639,198
Investments in unaffiliated investment companies, at cost	$2,230,183	$11,557,676	$19,100,536	$14,181,224	$4,532,581
Foreign currencies, at cost	$80,078	$504,312	$406,704	$373,633	$166,830

Standard Class:
Net Assets	$46,134,777	$173,049,932	$186,955,220	$127,577,198	$29,431,191
Shares Outstanding	4,009,067	15,586,637	16,949,315	12,148,544	2,961,034
Net Asset Value	$11.508	$11.102	$11.030	$10.501	$9.939

Service Class:
Net Assets	$9,043,589	$26,077,977	$20,305,601	$16,270,121	$2,763,681
Shares Outstanding	787,038	2,351,785	1,843,028	1,553,730	278,874
Net Asset Value	$11.491	$11.089	$11.018	$10.472	$9.910

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$48,783,585	$178,714,334	$184,811,317	$126,579,716	$30,193,798
Undistributed net investment income	79,432	261,713	231,778	137,031	42,131
Accumulated net realized loss on investments	(4,036,959)	(14,152,523)	(11,901,808)	(10,258,089)	(1,246,215)
Net unrealized appreciation of investments and derivatives	10,352,308	34,304,385	34,119,534	27,388,661	3,205,158

TOTAL NET ASSETS	$55,178,366	$199,127,909	$207,260,821	$143,847,319	$32,194,872

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–14

LVIP Protected Profile Target Maturity Funds

Statements of Operations

Six Months Ended June 30, 2013 (unaudited)

	LVIP Protected Profile 2010 Fund	LVIP Protected Profile 2020 Fund	LVIP Protected Profile 2030 Fund	LVIP Protected Profile 2040 Fund	LVIP Protected Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$15,749	$107,851	$168,443	$115,401	$27,419

EXPENSES:
Management fees	69,721	242,914	252,801	175,294	35,049
Reports and statements to shareholders	25,588	28,889	28,260	27,514	8,129
Accounting and administration expenses	25,359	29,906	30,159	28,109	24,397
Distribution fees-Service Class	11,548	32,627	26,076	19,740	3,163
Professional fees	10,248	11,952	12,072	11,218	10,218
Custodian fees	2,065	3,017	3,187	2,746	2,171
Trustees’ fees	681	2,260	2,328	1,601	297
Pricing fees	12	40	41	29	6
Other	2,138	4,906	5,270	3,785	1,851

	147,360	356,511	360,194	270,036	85,281
Less expenses reimbursed	(52,147)	(32,387)	(30,757)	(39,932)	(40,059)

Total operating expenses	95,213	324,124	329,437	230,104	45,222

NET INVESTMENT LOSS	(79,464)	(216,273)	(160,994)	(114,703)	(17,803)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	919	—	—	—	—
Sale of investments in affiliated investment companies	301,066	467,343	405,400	195,480	(10,389)
Sale of investments in unaffiliated investment companies	(26,296)	(16,642)	(87,911)	(54,180)	(4,961)
Futures contracts	(306,770)	(1,226,381)	(816,814)	(661,769)	(218,340)
Foreign currencies	(820)	(9,858)	(7,765)	(5,204)	2,206

Net realized loss	(31,901)	(785,538)	(507,090)	(525,673)	(231,484)

Net change in unrealized appreciation (depreciation) of:
Investments	1,277,367	6,352,231	7,901,096	7,212,712	1,622,432
Futures contracts	3,372	(77,483)	(15,223)	(133,950)	(29,853)
Foreign currencies	(426)	(3,096)	(1,742)	(1,412)	(773)

Net change in unrealized appreciation (depreciation)	1,280,313	6,271,652	7,884,131	7,077,350	1,591,806

NET REALIZED AND UNREALIZED GAIN	1,248,412	5,486,114	7,377,041	6,551,677	1,360,322

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,168,948	$5,269,841	$7,216,047	$6,436,974	$1,342,519

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–15

LVIP Protected Profile Target Maturity Funds

Statements of Changes in Net Assets

	LVIP		LVIP		LVIP
	Protected Profile		Protected Profile		Protected Profile
	2010 Fund		2020 Fund		2030 Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(79,464)	$565,275	$(216,273)	$1,940,739	$(160,994)	$2,027,456
Net realized gain (loss)	(31,901)	763,006	(785,538)	(1,130,174)	(507,090)	(2,756,027)
Net change in unrealized appreciation (depreciation)	1,280,313	2,418,287	6,271,652	11,582,711	7,884,131	12,444,969

Net increase in net assets resulting from operations	1,168,948	3,746,568	5,269,841	12,393,276	7,216,047	11,716,398

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(947,633)	—	(3,085,075)	—	(2,867,578)
Service Class	—	(166,352)	—	(390,050)	—	(270,012)

	—	(1,113,985)	—	(3,475,125)	—	(3,137,590)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,956,380	25,591,035	25,627,946	93,839,950	26,545,286	99,762,076
Service Class	722,344	1,725,102	2,173,816	3,387,230	1,851,620	4,362,781
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	947,633	—	3,085,075	—	2,867,578
Service Class	—	166,351	—	390,050	—	270,012

	9,678,724	28,430,121	27,801,762	100,702,305	28,396,906	107,262,447

Cost of shares redeemed:
Standard Class	(9,721,304)	(7,361,228)	(15,493,343)	(20,890,045)	(15,113,357)	(11,909,470)
Service Class	(1,178,451)	(3,297,900)	(2,216,108)	(6,577,551)	(3,109,358)	(2,442,837)

	(10,899,755)	(10,659,128)	(17,709,451)	(27,467,596)	(18,222,715)	(14,352,307)

Increase (Decrease) in net assets derived from capital share transactions	(1,221,031)	17,770,993	10,092,311	73,234,709	10,174,191	92,910,140

NET INCREASE (DECREASE) IN NET ASSETS	(52,083)	20,403,576	15,362,152	82,152,860	17,390,238	101,488,948
NET ASSETS:
Beginning of period	55,230,449	34,826,873	183,765,757	101,612,897	189,870,583	88,381,635

End of period	$55,178,366	$55,230,449	$199,127,909	$183,765,757	$207,260,821	$189,870,583

Undistributed net investment income	$79,432	$158,896	$261,713	$477,986	$231,778	$392,772

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–16

LVIP Protected Profile Target Maturity Funds

Statements of Changes in Net Assets (continued)

	LVIP		LVIP
	Protected Profile		Protected Profile
	2040 Fund		2050 Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(114,703)	$1,290,118	$(17,803)	$215,856
Net realized loss	(525,673)	(3,669,456)	(231,484)	(743,048)
Net change in unrealized appreciation (depreciation)	7,077,350	9,857,216	1,591,806	1,709,924

Net increase in net assets resulting from operations	6,436,974	7,477,878	1,342,519	1,182,732

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,799,888)	—	(188,567)
Service Class	—	(176,037)	—	(15,031)

	—	(1,975,925)	—	(203,598)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,159,370	68,288,441	8,396,994	20,972,518
Service Class	1,354,559	2,928,096	483,948	405,686
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,799,888	—	188,567
Service Class	—	176,037	—	15,031

	18,513,929	73,192,462	8,880,942	21,581,802

Cost of shares redeemed:
Standard Class	(11,322,670)	(10,893,542)	(1,973,892)	(1,857,333)
Service Class	(746,755)	(1,396,092)	(55,150)	(40,215)

	(12,069,425)	(12,289,634)	(2,029,042)	(1,897,548)

Increase in net assets derived from capital share transactions	6,444,504	60,902,828	6,851,900	19,684,254

NET INCREASE IN NET ASSETS	12,881,478	66,404,781	8,194,419	20,663,388
NET ASSETS:
Beginning of period	130,965,841	64,561,060	24,000,453	3,337,065

End of period	$143,847,319	$130,965,841	$32,194,872	$24,000,453

Undistributed net investment income	$137,031	$251,734	$42,131	$59,934

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–17

LVIP Protected Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Protected Profile 2010 Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.259		$10.604	$10.553	$9.571	$7.899	$10.613

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.147	0.180	0.141	0.176	0.274
Net realized and unrealized gain (loss)	0.263		0.756	(0.045)	0.951	1.743	(2.813)

Total from investment operations	0.249		0.903	0.135	1.092	1.919	(2.539)

Less dividends and distributions from:
Net investment income	—		(0.248)	(0.084)	(0.110)	(0.158)	(0.166)
Net realized gain	—		—	—	—	(0.089)	(0.009)

Total dividends and distributions	—		(0.248)	(0.084)	(0.110)	(0.247)	(0.175)

Net asset value, end of period	$11.508		$11.259	$10.604	$10.553	$9.571	$7.899

Total return[4]	2.21%		8.54%	1.29%	11.42%	24.40%	(23.91% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,135		$45,927	$24,751	$21,962	$15,684	$9,428
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.26%	0.20%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.49%		0.54%	0.62%	0.61%	0.63%	0.85%
Ratio of net investment income (loss) to average net assets	(0.24%	)	1.33%	1.67%	1.42%	2.05%	2.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.43%	)	1.09%	1.31%	1.01%	1.62%	2.33%
Portfolio turnover	16%		35%	56%	35%	114%	75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–18

LVIP Protected Profile 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Protected Profile 2010 Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.256		$10.577	$10.553	$9.573	$7.903	$10.608

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)		0.119	0.153	0.116	0.155	0.251
Net realized and unrealized gain (loss)	0.263		0.754	(0.045)	0.949	1.741	(2.808)

Total from investment operations	0.235		0.873	0.108	1.065	1.896	(2.557)

Less dividends and distributions from:
Net investment income	—		(0.194)	(0.084)	(0.085)	(0.137)	(0.139)
Net realized gain	—		—	—	—	(0.089)	(0.009)

Total dividends and distributions	—		(0.194)	(0.084)	(0.085)	(0.226)	(0.148)

Net asset value, end of period	$11.491		$11.256	$10.577	$10.553	$9.573	$7.903

Total return[4]	2.09%		8.27%	1.03%	11.14%	24.10%	(24.10% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,043		$9,303	$10,076	$10,938	$10,945	$6,729
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.51%	0.45%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.74%		0.79%	0.87%	0.86%	0.88%	1.10%
Ratio of net investment income (loss) to average net assets	(0.49%	)	1.08%	1.42%	1.17%	1.80%	2.68%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.68%	)	0.84%	1.06%	0.76%	1.37%	2.08%
Portfolio turnover	16%		35%	56%	35%	114%	75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–19

LVIP Protected Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Protected Profile 2020 Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.788		$10.159	$10.217	$9.202	$7.547	$10.494

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)		0.147	0.170	0.141	0.167	0.239
Net realized and unrealized gain (loss)	0.325		0.702	(0.148)	0.962	1.759	(3.060)

Total from investment operations	0.314		0.849	0.022	1.103	1.926	(2.821)

Less dividends and distributions from:
Net investment income	—		(0.220)	(0.080)	(0.088)	(0.155)	(0.116)
Net realized gain	—		—	—	—	(0.116)	(0.010)

Total dividends and distributions	—		(0.220)	(0.080)	(0.088)	(0.271)	(0.126)

Net asset value, end of period	$11.102		$10.788	$10.159	$10.217	$9.202	$7.547

Total return[4]	2.91%		8.38%	0.22%	12.00%	25.66%	(26.89% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,050		$158,362	$75,045	$66,870	$42,389	$24,786
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.26%	0.20%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.33%		0.36%	0.41%	0.41%	0.45%	0.56%
Ratio of net investment income (loss) to average net assets	(0.19%	)	1.39%	1.64%	1.47%	2.02%	2.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22%	)	1.33%	1.49%	1.26%	1.77%	2.35%
Portfolio turnover	10%		30%	51%	22%	83%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–20

LVIP Protected Profile 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Protected Profile 2020 Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.788		$10.136	$10.219	$9.205	$7.552	$10.490

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)		0.120	0.144	0.117	0.146	0.217
Net realized and unrealized gain (loss)	0.325		0.699	(0.147)	0.961	1.758	(3.056)

Total from investment operations	0.301		0.819	(0.003)	1.078	1.904	(2.839)

Less dividends and distributions from:
Net investment income	—		(0.167)	(0.080)	(0.064)	(0.135)	(0.089)
Net realized gain	—		—	—	—	(0.116)	(0.010)

Total dividends and distributions	—		(0.167)	(0.080)	(0.064)	(0.251)	(0.099)

Net asset value, end of period	$11.089		$10.788	$10.136	$10.219	$9.205	$7.552

Total return[4]	2.79%		8.10%	(0.02% )	11.72%	25.35%	(27.07% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,078		$25,404	$26,568	$24,450	$19,462	$11,129
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.51%	0.45%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.58%		0.61%	0.66%	0.66%	0.70%	0.81%
Ratio of net investment income (loss) to average net assets	(0.44%	)	1.14%	1.39%	1.22%	1.77%	2.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.47%	)	1.08%	1.24%	1.01%	1.52%	2.10%
Portfolio turnover	10%		30%	51%	22%	83%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–21

LVIP Protected Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Protected Profile 2030 Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.627		$10.030	$10.154	$9.096	$7.298	$10.661

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)		0.155	0.164	0.126	0.160	0.214
Net realized and unrealized gain (loss)	0.410		0.634	(0.220)	1.012	1.869	(3.493)

Total from investment operations	0.403		0.789	(0.056)	1.138	2.029	(3.279)

Less dividends and distributions from:
Net investment income	—		(0.192)	(0.068)	(0.080)	(0.139)	(0.075)
Net realized gain	—		—	—	—	(0.092)	(0.009)

Total dividends and distributions	—		(0.192)	(0.068)	(0.080)	(0.231)	(0.084)

Net asset value, end of period	$11.030		$10.627	$10.030	$10.154	$9.096	$7.298

Total return[4]	3.79%		7.90%	(0.54% )	12.52%	27.95%	(30.78% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,955		$169,078	$70,935	$61,744	$41,203	$19,388
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.26%	0.20%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.33%		0.36%	0.43%	0.43%	0.48%	0.70%
Ratio of net investment income (loss) to average net assets	(0.13%	)	1.48%	1.59%	1.34%	1.97%	2.43%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16%	)	1.42%	1.42%	1.11%	1.69%	1.98%
Portfolio turnover	10%		25%	56%	23%	78%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–22

LVIP Protected Profile 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Protected Profile 2030 Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.628		$10.007	$10.156	$9.100	$7.303	$10.657

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)		0.128	0.138	0.102	0.140	0.192
Net realized and unrealized gain (loss)	0.411		0.634	(0.219)	1.010	1.869	(3.489)

Total from investment operations	0.390		0.762	(0.081)	1.112	2.009	(3.297)

Less dividends and distributions from:
Net investment income	—		(0.141)	(0.068)	(0.056)	(0.120)	(0.048)
Net realized gain	—		—	—	—	(0.092)	(0.009)

Total dividends and distributions	—		(0.141)	(0.068)	(0.056)	(0.212)	(0.057)

Net asset value, end of period	$11.018		$10.628	$10.007	$10.156	$9.100	$7.303

Total return[4]	3.67%		7.63%	(0.79% )	12.23%	27.65%	(30.95% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,306		$20,793	$17,447	$16,210	$14,262	$6,040
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.51%	0.45%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.58%		0.61%	0.68%	0.68%	0.73%	0.95%
Ratio of net investment income (loss) to average net assets	(0.38%	)	1.23%	1.34%	1.09%	1.72%	2.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41%	)	1.17%	1.17%	0.86%	1.44%	1.73%
Portfolio turnover	10%		25%	56%	23%	78%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–23

LVIP Protected Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Protected Profile 2040 Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.009		$9.503	$9.704	$8.602	$6.726	$10.498

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)		0.135	0.142	0.119	0.138	0.179
Net realized and unrealized gain (loss)	0.499		0.539	(0.284)	1.055	1.934	(3.910)

Total from investment operations	0.492		0.674	(0.142)	1.174	2.072	(3.731)

Less dividends and distributions from:
Net investment income	—		(0.168)	(0.059)	(0.072)	(0.103)	(0.035)
Net realized gain	—		—	—	—	(0.093)	(0.006)

Total dividends and distributions	—		(0.168)	(0.059)	(0.072)	(0.196)	(0.041)

Net asset value, end of period	$10.501		$10.009	$9.503	$9.704	$8.602	$6.726

Total return[4]	4.92%		7.12%	(1.46% )	13.66%	30.96%	(35.54% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,577		$116,009	$52,039	$43,617	$28,560	$10,225
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.26%	0.20%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.36%		0.40%	0.47%	0.51%	0.58%	1.01%
Ratio of net investment income (loss) to average net assets	(0.14%	)	1.37%	1.44%	1.35%	1.83%	2.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.20%	)	1.27%	1.23%	1.04%	1.45%	1.37%
Portfolio turnover	11%		28%	65%	19%	81%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–24

LVIP Protected Profile 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Protected Profile 2040 Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11[2]	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$9.993		$9.465	$9.690	$8.591	$6.729	$10.495

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.020)		0.110	0.117	0.097	0.119	0.158
Net realized and unrealized gain (loss)	0.499		0.537	(0.283)	1.052	1.932	(3.905)

Total from investment operations	0.479		0.647	(0.166)	1.149	2.051	(3.747)

Less dividends and distributions from:
Net investment income	—		(0.119)	(0.059)	(0.050)	(0.096)	(0.013)
Net realized gain	—		—	—	—	(0.093)	(0.006)

Total dividends and distributions	—		(0.119)	(0.059)	(0.050)	(0.189)	(0.019)

Net asset value, end of period	$10.472		$9.993	$9.465	$9.690	$8.591	$6.729

Total return[4]	4.79%		6.86%	(1.71% )	13.38%	30.63%	(35.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,270		$14,957	$12,522	$11,553	$8,191	$4,255
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.51%	0.45%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.61%		0.65%	0.72%	0.76%	0.83%	1.26%
Ratio of net investment income (loss) to average net assets	(0.39%	)	1.12%	1.19%	1.10%	1.58%	1.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.45%	)	1.02%	0.98%	0.79%	1.20%	1.12%
Portfolio turnover	11%		28%	65%	19%	81%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–25

LVIP Protected Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2050 Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		Year Ended 12/31/12	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$9.401		$8.953	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)		0.157	0.128
Net realized and unrealized gain (loss)	0.543		0.379	(1.175)

Total from investment operations	0.538		0.536	(1.047)

Less dividends and distributions from:
Net investment income	—		(0.088)	—

Total dividends and distributions	—		(0.088)	—

Net asset value, end of period	$9.939		$9.401	$8.953

Total return[4]	5.72%		6.01%	(10.47%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,431		$21,788	$1,603
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.58%		0.94%	4.78%
Ratio of net investment income (loss) to average net assets	(0.10%	)	1.70%	2.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%	)	1.06%	(2.36%	)
Portfolio turnover	10%		30%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–26

LVIP Protected Profile 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2050 Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		Year Ended 12/31/12	5/2/11[2] to 12/31/11
Net asset value, beginning of period	$9.385		$8.938	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)		0.133	0.115
Net realized and unrealized gain (loss)	0.543		0.379	(1.177)

Total from investment operations	0.525		0.512	(1.062)

Less dividends and distributions from:
Net investment income	—		(0.065)	—

Total dividends and distributions	—		(0.065)	—

Net asset value, end of period	$9.910		$9.385	$8.938

Total return[4]	5.59%		5.74%	(10.62%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,764		$2,212	$1,734
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.83%		1.19%	5.03%
Ratio of net investment income (loss) to average net assets	(0.35%	)	1.45%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.63%	)	0.81%	(2.61%	)
Portfolio turnover	10%		30%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Protected Profile Target Maturity Funds–27

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Protected Profile 2010 Fund, LVIP Protected Profile 2020 Fund, LVIP Protected Profile 2030 Fund, LVIP Protected Profile 2040 Fund and LVIP Protected Profile 2050 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The Funds are Target Maturity Profile Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased

LVIP Protected Profile Target Maturity Funds–28

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

LIAC has contractually agreed to reimburse each Fund to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.30% of each Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Administration fees	$1,328	$4,584	$4,759	$3,293	$640
Legal fees	208	708	733	505	96

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2013, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Trading operation fees	$323	$1,114	$1,166	$810	$161

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Funds had liabilities payable to affiliates as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Expense reimbursement from LIAC	$8,894	$5,753	$5,617	$7,029	$7,102
Management fees payable to LIAC	11,629	41,226	42,744	29,833	6,431
Distribution fees payable to LFD	1,883	5,413	4,246	3,371	564
Trading operation fees payable to Lincoln Life	46	163	169	118	26

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

LVIP Protected Profile Target Maturity Funds–29

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2013, Lincoln Life directly owned 68.61% of the LVIP Protected Profile 2050 Fund Service Class shares.

3. Investments

For the six months ended June 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Purchases	$ 8,695,325	$26,602,603	$28,327,672	$20,366,665	$8,722,897
Sales	10,686,425	18,091,568	19,195,389	15,114,847	2,696,750

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	Profile 2050 Fund
Cost of investments	$44,920,057	$164,999,213	$173,723,691	$117,987,466	$29,469,237

Aggregate unrealized appreciation	$10,460,695	$35,588,149	$35,659,154	$28,515,266	$3,428,280
Aggregate unrealized depreciation	(550,136)	(2,667,142)	(3,231,173)	(3,081,461)	(490,072)

Net unrealized appreciation	$9,910,559	$32,921,007	$32,427,981	$25,433,805	$2,938,208

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in future years, for each Fund will expire as follows:

	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile
Year of Expiration	2010 Fund	2020 Fund	2030 Fund	2040 Fund
2017	$2,870,651	$8,722,199	$5,857,775	$3,487,222

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
Loss carryforward character:	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Short-term	$—	$—	$—	$369,121	$179,276

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Protected Profile Target Maturity Funds–30

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
Level 1	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Investment Companies	$54,830,616	$197,920,220	$206,151,672	$143,421,271	$32,407,445

Futures Contracts	$(2,327)	$(121,138)	$45,789	$(159,468)	$(29,907)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP		LVIP		LVIP
	Protected Profile		Protected Profile		Protected Profile
	2010 Fund		2020 Fund		2030 Fund
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	769,153	2,326,584	2,293,459	8,974,787	2,402,725	9,702,312
Service Class	62,227	156,591	194,548	320,124	167,550	421,140
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	84,574	—	288,176	—	272,309
Service Class	—	14,855	—	36,458	—	25,659

	831,380	2,582,604	2,488,007	9,619,545	2,570,275	10,421,420

Shares redeemed:
Standard Class	(839,279)	(666,114)	(1,385,601)	(1,971,101)	(1,363,256)	(1,137,092)
Service Class	(101,697)	(297,566)	(197,554)	(623,026)	(280,912)	(233,899)

	(940,976)	(963,680)	(1,583,155)	(2,594,127)	(1,644,168)	(1,370,991)

Net increase (decrease)	(109,596)	1,618,924	904,852	7,025,418	926,107	9,050,429

LVIP Protected Profile Target Maturity Funds–31

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

	LVIP		LVIP
	Protected Profile		Protected Profile
	2040 Fund		2050 Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	6/30/13	12/31/12	6/30/13	12/31/12
Shares sold:
Standard Class	1,637,035	7,037,469	843,092	2,318,949
Service Class	128,721	298,236	48,644	44,443
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	181,820	—	20,476
Service Class	—	17,829	—	1,635

	1,765,756	7,535,354	891,736	2,385,503

Shares redeemed:
Standard Class	(1,079,488)	(1,104,297)	(199,639)	(200,849)
Service Class	(71,798)	(142,133)	(5,511)	(4,402)

	(1,151,286)	(1,246,430)	(205,150)	(205,251)

Net increase	614,470	6,288,924	686,586	2,180,252

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Protected Profile 2010 Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable of futures contracts	$44,363	*	Variation margin receivable of futures contracts	$(46,690)	*

LVIP Protected Profile Target Maturity Funds–32

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Protected Profile 2010 Fund

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(306,770)	$3,372

LVIP Protected Profile 2020 Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable of futures contracts	$246,123	*	Variation margin receivable of futures contracts	$(367,261	)*

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,226,381)	$(77,483)

LVIP Protected Profile 2030 Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable of futures contracts	$180,662	*	Variation margin receivable of futures contracts	$(134,873	)*

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(816,814)	$(15,223)

LVIP Protected Profile Target Maturity Funds–33

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Protected Profile 2040 Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable of futures contracts	$101,803	*	Variation margin receivable of futures contracts	$(261,271	)*

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(661,769)	$(133,950)

LVIP Protected Profile 2050 Fund

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable of futures contracts	$24,137*	Variation margin receivable of futures contracts	$(54,044)*

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(218,340)	$(29,853)

*Includes cummulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Derivatives Generally-The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
	Future Contracts	Future Contracts
	(Average Notional Value)	(Average Notional Value)
LVIP Protected Profile 2010 Fund	$—	$3,936,106
LVIP Protected Profile 2020 Fund	—	15,630,915
LVIP Protected Profile 2030 Fund	—	12,516,262
LVIP Protected Profile 2040 Fund	—	8,815,802
LVIP Protected Profile 2050 Fund	—	2,053,213

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

LVIP Protected Profile Target Maturity Funds–34

LVIP Protected Profile Target Maturity Funds

Notes to Financial Statements (continued)

7. Subsequent Events

Effective August 12, 2013, the LVIP Protected Profile 2010 Fund, LVIP Protected Profile 2020 Fund, LVIP Protected Profile 2030 Fund, LVIP Protected Profile 2040 Fund and LVIP Protected Profile 2050 Fund will change their names to the LVIP Managed Risk Profile 2010 Fund, LVIP Managed Risk Profile 2020 Fund, LVIP Managed Risk Profile 2030 Fund, LVIP Managed Risk Profile 2040 Fund and LVIP Managed Risk Profile 2050 Fund, respectively.

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Protected Profile Target Maturity Funds–35

LVIP RPM BlackRock Global Allocation V.I. Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP RPM BlackRock Global Allocation V.I. Fund

LVIP RPM BlackRock Global Allocation V.I. Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2013* to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013* to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13
Actual*
Standard Class Shares	$1,000.00	$984.90	0.10%	$0.17
Service Class Shares	1,000.00	984.30	0.45%	0.75
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*

The Fund commenced operations on May 1, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual period since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP RPM BlackRock Global Allocation V.I. Fund–1

LVIP RPM BlackRock Global Allocation V.I. Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	96.65%
International Equity Fund	91.81%
Money Market Fund	4.84%
Total Value of Securities	96.65%
Receivables and Other Assets Net of Liabilities	3.35%
Total Net Assets	100.00%

LVIP RPM BlackRock Global Allocation V.I. Fund–2

LVIP RPM BlackRock Global Allocation V.I. Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–96.65%
International Equity Fund–91.81%
*BlackRock Global Allocation V.I. Fund	2,944,425	$49,525,229

		49,525,229

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–4.84%
Dreyfus Treasury & Agency Cash Management Fund	2,611,059	$2,611,059

		2,611,059

Total Unaffiliated Investment Companies (Cost $52,763,153)		52,136,288

TOTAL VALUE OF SECURITIES–96.65% (Cost $52,763,153)	52,136,288
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.35%	1,807,280

NET ASSETS APPLICABLE TO 5,480,106 SHARES OUTSTANDING–100.00%	$53,943,568

NET ASSET VALUE–LVIP RPM BLACKROCK GLOBAL ALLOCATION V.I. FUND STANDARD CLASS ($2,462,242 / 250,000 Shares)	$9.849

NET ASSET VALUE–LVIP RPM BLACKROCK GLOBAL ALLOCATION V.I. FUND SERVICE CLASS ($51,481,326 / 5,230,106 Shares)	$9.843

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$54,649,917
Accumulated net investment loss	(22,679)
Accumulated net realized loss on investments	(82,726)
Net unrealized depreciation of investments and derivatives	(600,944)

Total net assets	$53,943,568

*	Class I shares.

«

Includes $303,350 cash and $234,195 foreign currencies pledged as collateral for futures contracts, $1,123,795 represents payble for securities purchased and $10,748 represents payable for fund shares redeemed as of June 30, 2013.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	British Pound Currency	$(868,458)	$(855,225)	9/19/13	$13,233
(22)	E-mini MSCI Emerging Markets	(990,310)	(1,027,070)	9/21/13	(36,760)
(12)	E-mini Russell 2000 Index	(1,158,579)	(1,169,640)	9/21/13	(11,061)
(37)	E-mini S&P 500 Index	(2,966,482)	(2,958,705)	9/21/13	7,777
(9)	Euro Currency	(1,485,341)	(1,465,087)	9/19/13	20,254
(46)	Euro STOXX 50 Index	(1,582,644)	(1,555,636)	9/24/13	27,008
(9)	FTSE 100 Index	(854,846)	(843,392)	9/24/13	11,454
(8)	Japanese Yen Currency	(1,035,550)	(1,008,700)	9/19/13	26,850
(8)	Nikkei 225 Index (OSE)	(1,072,151)	(1,103,671)	9/14/13	(31,520)

		$(12,014,361)			$27,235

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP RPM BlackRock Global Allocation V.I. Fund–3

LVIP RPM BlackRock Global Allocation V.I. Fund

Statement of Operations

May 1, 2013* to June 30, 2013 (unaudited)

LVIP RPM BlackRock Global Allocation V.I. Fund

Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$36

EXPENSES:
Management fees	40,186
Distribution fees-Service Class	17,283
Accounting and administration expenses	8,925
Professional fees	4,400
Reports and statements to shareholders	533
Custodian fees	429
Trustees’ fees	32
Other	6

71,794
Less management fees waived	(37,507)
Less expenses reimbursed	(11,572)

Total operating expenses	22,715

NET INVESTMENT LOSS	(22,679)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Foreign currencies	(3,523)
Futures contracts	(79,203)

Net realized loss	(82,726)

Net unrealized appreciation (depreciation) of:
Investments	(626,865)
Foreign currencies	(1,314)
Futures contracts	27,235

Net change in unrealized appreciation (depreciation)	(600,944)

NET REALIZED AND UNREALIZED LOSS	(683,670)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(706,349)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/13* to 6/30/13 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(22,679)
Net realized loss	(82,726)
Net unrealized appreciation (depreciation)	(600,944)

Net decrease in net assets resulting from operations	(706,349)

Net investment income:
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,500,000
Service Class	52,321,349

54,821,349

Cost of shares redeemed:
Service Class	(171,432)

(171,432)

Increase in net assets derived from capital share transactions	54,649,917

NET INCREASE IN NET ASSETS	53,943,568
NET ASSETS:
Beginning of period	—

End of period	$53,943,568

Accumulated net investment loss	$(22,679)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP RPM BlackRock Global Allocation V.I. Fund–4

LVIP RPM BlackRock Global Allocation V.I. Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP RPM BlackRock Global Allocation V.I. Fund
	Standard Class 5/1/13[1] to 6/30/13 (Unaudited)		Service Class 5/1/13[1] to 6/30/13 (Unaudited)

Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment loss[2]	(0.002)		(0.007)
Net realized and unrealized loss	(0.149)		(0.150)

Total from investment operations	(0.151)		(0.157)

Net asset value, end of period	$9.849		$9.843

Total return[3]	(1.51%	)	(1.57%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,462		$51,481
Ratio of expenses to average net assets[4]	0.10%		0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.00%		1.35%
Ratio of net investment loss to average net assets	(0.10%	)	(0.45%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.00%	)	(1.35%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP RPM BlackRock Global Allocation V.I. Fund–5

LVIP RPM BlackRock Global Allocation V.I. Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP RPM BlackRock Global Allocation V.I. Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a Fund of Funds structure and invests substantially all its assets in another open-end investment company (mutual fund), the BlackRock Global Allocation V.I. Fund (Underlying Fund). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Underlying Fund, which is advised by an unaffiliated advisor, invests primarily in a portfolio of equity, debt and money market securities. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP RPM BlackRock Global Allocation V.I. Fund–6

LVIP RPM BlackRock Global Allocation V.I. Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2013* through June 30, 2013.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.70% of average daily net assets of the Fund. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of average daily net assets for the Standard Class (and 0.45% for the Service Class). The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2013* to June 30, 2013, fees for these administrative and legal services amounted to $89 and $2, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $262 for the period May 1, 2013* through June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$6,065
Distribution fees payable to LFD	10,367
Management fees payable to LIAC	1,583
Trading operation fees payable to Lincoln Life	223

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2013, Lincoln Life directly owned 100% of the Standard Class shares and 43% of the Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 1, 2013* through June 30, 2013, the Fund made purchases of $50,152,095 and had sales of $0 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $52,763,153. At June 30, 2013, net unrealized depreciation was $626,865, all of which related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

LVIP RPM BlackRock Global Allocation V.I. Fund–7

LVIP RPM BlackRock Global Allocation V.I. Fund

Notes to Financial Statements (continued)

3. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$52,136,288

Futures Contracts	$27,235

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/13* to 6/30/13
Shares sold:
Standard Class	250,000
Service Class	5,247,360

5,497,360

Shares redeemed:
Service Class	(17,254)

(17,254)

Net increase	5,480,106

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futrues contracts to hedge its existing portfolio securities against fluctuations in fair value cuased by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to

LVIP RPM BlackRock Global Allocation V.I. Fund–8

LVIP RPM BlackRock Global Allocation V.I. Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$106,576	Receivables and other assets net of liabilities	$(79,341)

The effect of derivative instruments on the Statement of Operations for the period May 1, 2013* through June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(79,203)	$27,235

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2013* through June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2013* through June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$—	$1,233,052

* Date of commencement of operations.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fundmay, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Fund has the following assets subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the Statement of Net Assets
			Financial Instruments	Cash Collateral Received	Net Amount[1]
Futures Contracts - Variation Margin	$4,506	$—	$—	$—	$4,506

1 Net amount represents the net amount receivable from the counterparty in the event of default.

LVIP RPM BlackRock Global Allocation V.I. Fund–9

LVIP RPM BlackRock Global Allocation V.I. Fund

Notes to Financial Statements (continued)

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP RPM BlackRock Global Allocation V.I. Fund–10

LVIP RPM BlackRock Global Allocation V.I. Fund

Other Fund Information (unaudited)

Approval of Investment Management Agreement

On December 3 and 4, 2012, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the organization and offering of the LVIP RPM BlackRock Global Allocation V.I. Fund (the “Fund”), a new series of Lincoln Variable Insurance Products Trust (“LVIP”), including a new investment management agreement (the “Advisory Agreement”) between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. Under normal market conditions, the Fund would invest approximately 80-100% of its assets into one underlying fund, the Blackrock Global Allocation V.I. Fund, an unaffiliated third-party fund. The remaining 0-20% would be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s exposure to equity market risks.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee and officers and employees of LNL and LIAC to consider the approval of the Advisory Agreement. In considering the approval of the agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of each New Fund to approve the Advisory Agreement and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement.

Approval of Investment Management Agreement with LIAC

In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of the Trust and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

With respect to performance, the Board considered that the Fund had not commenced operations. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs LIAC would incur in providing services to the Fund, and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other Lincoln funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to funds. The Board also considered that the Lincoln organization may benefit from economies of scale when it bargains together with other Lincoln accounts for certain services from sub-advisers and other entities.

The Board considered management’s representation that the proposed investment advisory fees were set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the investment advisory fee to 0.05% for the Fund and implement an expense limitation of 0.10% for the Fund for a period of time. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

LVIP RPM BlackRock Global Allocation V.I. Fund–11

LVIP RPM BlackRock Global Allocation V.I. Fund

Other Fund Information (unaudited) (continued)

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP RPM BlackRock Global Allocation V.I. Fund–12

LVIP RPM VIP Contrafund® Portfolio

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP RPM VIP Contrafund® Portfolio

LVIP RPM VIP Contrafund® Portfolio

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2013* to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013* to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13
Actual*
Standard Class Shares	$1,000.00	$1,020.40	0.10%	$0.17
Service Class Shares	1,000.00	1,019.80	0.45%	0.76
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*

The Fund commenced operations on May 1, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP RPM VIP Contrafund® Portfolio–1

LVIP RPM VIP Contrafund® Portfolio

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Security Type/Sector	Percentage of Net Assets

Unaffiliated Investment Companies	93.35%

Equity Fund	87.60%
Money Market Fund	5.75%

Total Value of Securities	93.35%

Receivables and Other Assets Net of Liabilities	6.65%

Total Net Assets	100.00%

LVIP RPM VIP Contrafund® Portfolio–2

LVIP RPM VIP Contrafund® Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–93.35%
Equity Fund–87.60%
Fidelity® - VIP Contrafund® Portfolio	199,243	$5,869,711

		5,869,711

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–5.75%
Dreyfus Treasury & Agency Cash Management Fund	385,587	$385,587

		385,587

Total Unaffiliated Investment Companies (Cost $6,264,793)		6,255,298

TOTAL VALUE OF SECURITIES–93.35% (Cost $6,264,793)	6,255,298
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–6.65%	445,435

NET ASSETS APPLICABLE TO 657,035 SHARES OUTSTANDING–100.00%	$6,700,733

«	Includes $77,000 pledged as collateral for futures contracts, $31,130 payable for investment companies purchased and $5,329 for fund shares redeemed as of June 30, 2013.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(22)	E-mini S&P 500 Index	$(1,762,944)	$(1,759,230)	9/21/13	$3,714

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP RPM VIP Contrafund® Portfolio–3

LVIP RPM VIP Contrafund® Portfolio

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:
Investments in unaffiliated investment companies, at value	6,255,298
Cash	4
Receivables for fund shares sold	400,118
Expense reimbursement receivable from LIAC	2,882
Cash collateral	77,000
Variation margin receivable on futures contracts	8,030

TOTAL ASSETS	6,743,332

LIABILITIES:
Payable for investment companies purchased	31,130
Accrued expenses payable	4,930
Due to manager and affiliates	1,210
Payables for fund shares redeemed	5,329

TOTAL LIABILITIES	42,599

TOTAL NET ASSETS	$6,700,733

Investments in unaffiliated investment companies, at cost	$6,264,793

Standard Class:
Net Assets	$102,041
Shares Outstanding	10,000
Net Asset Value	$10.204

Service Class:
Net Assets	$6,598,692
Shares Outstanding	647,035
Net Asset Value	$10.198

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$6,717,932
Accumulated net investment loss	(1,728)
Accumulated net realized loss on investments	(9,690)
Net unrealized depreciation of investments and derivatives	(5,781)

Total net assets	$6,700,733

See accompanying notes, which are an integral part of the financial statements.

LVIP RPM VIP Contrafund® Portfolio–4

LVIP RPM VIP Contrafund® Portfolio

Statement of Operations

May 1, 2013* to June 30, 2013 (unaudited)

LVIP RPM VIP Contrafund® Portfolio

Statement of Changes in Net Assets

INVESTMENT INCOME:
Interest	$3

EXPENSES:
Accounting and administration expenses	7,881
Professional fees	4,316
Management fees	2,787
Distribution fees-Service Class	1,333
Reports and statements to shareholders	454
Custodian fees	271
Trustees’ fees	1

17,043
Less management fees waived	(2,588)
Less expenses reimbursed	(12,724)

Total operating expenses	1,731

NET INVESTMENT LOSS	(1,728)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Foreign currencies	(4)
Futures contracts	(9,686)

Net realized loss	(9,690)
Net unrealized depreciation of:
Investments	(9,495)
Futures contracts	3,714

Net unrealized depreciation	(5,781)

NET REALIZED AND UNREALIZED LOSS	(15,471)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,199)

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/13* to 6/30/13 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,728)
Net realized loss	(9,690)
Net unrealized appreciation (depreciation)	(5,781)

Net decrease in net assets resulting from operations	(17,199)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,000
Service Class	6,728,186

6,828,186

Cost of shares redeemed:
Service Class	(110,254)

(110,254)

Increase in net assets derived from capital share transactions	6,717,932

NET INCREASE IN NET ASSETS	6,700,733
NET ASSETS:
Beginning of period	—

End of period	$6,700,733

Accumulated net investment loss	$(1,728)

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP RPM VIP Contrafund® Portfolio–5

LVIP RPM VIP Contrafund® Portfolio

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP RPM VIP Contrafund® Portfolio
	Standard Class 5/1/13[1] to 6/30/13 (Unaudited)		Service Class 5/1/13[1] to 6/30/13 (Unaudited)

Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment loss[2]	(0.002)		(0.007)
Net realized and unrealized gain	0.206		0.205

Total from investment operations	0.204		0.198

Less dividends and distributions from:

Net asset value, end of period	$10.204		$10.198

Total return[3]	2.04%		1.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102		$6,599
Ratio of expenses to average net assets[4]	0.10%		0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.81%		4.16%
Ratio of net investment loss to average net assets	(0.10%	)	(0.45%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(3.81%	)	(4.16%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP RPM VIP Contrafund® Portfolio–6

LVIP RPM VIP Contrafund® Portfolio

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP RPM VIP Contrafund® Portfolio (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a Fund of Funds structure and invests substantially all its assets in another open-end investment company (mutual fund), the Fidelity® VIP Contrafund® Portfolio (Underlying Fund). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Underlying Fund, which is advised by an unaffiliated advisor, invests in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. A tax position not deemed to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP RPM VIP Contrafund® Portfolio–7

LVIP RPM VIP Contrafund® Portfolio

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2013* through June 30, 2013.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Fund.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the average daily net assets of the Fund. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard class (and 0.45% for the Service class). This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2013* through June 30, 2013, fees for these administrative and legal services amounted to $4 and $0 respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $11 for the period May 1, 2013* through June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, where by the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$2,882
Management fees payable to LIAC	152
Distribution fees payable to LFD	1,036
Trading operation fees payable to Lincoln Life	22

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2013, Lincoln Life directly owned 100% of the Standard Class shares and 13.91% of the Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 1, 2013* through June 30, 2013, the Fund made purchases of $5,879,206 and sales of $0 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $6,264,793. At June 30, 2013, net unrealized depreciation was $9,495, all of which related to unrealized depreciation of investments.

LVIP RPM VIP Contrafund® Portfolio–8

LVIP RPM VIP Contrafund® Portfolio

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1

Investment Companies	$6,255,298

Futures Contracts	$3,714

There were no Level 3 investments at the end of the period.

During the period May 31, 2013* through June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

*	Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/13* to 6/30/13
Shares sold:
Standard Class	10,000
Service Class	657,766

667,766

Shares redeemed:
Service Class	(10,731)

(10,731)

Net increase	657,035

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP RPM VIP Contrafund® Portfolio–9

LVIP RPM VIP Contrafund® Portfolio

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$3,714	Variation margin receivable on futures contracts*	$—
*Includes cumulative appreciation (depreciation) of futures contracts on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period May 1, 2013* through June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net unrealized depreciation of futures contracts	$(9,686)	$3,714

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2013* through June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2013* through June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Futures Contracts (Average Notional Value)	$155,559	$—

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP RPM VIP Contrafund® Portfolio–10

LVIP RPM VIP Contrafund Portfolio

Other Fund Information (unaudited)

Approval of Investment Management Agreement

On December 3 and 4, 2012, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the organization and offering of the LVIP RPM VIP Contrafund Portfolio (the “Fund”), a new series of Lincoln Variable Insurance Products Trust (“LVIP”), including a new investment management agreement (the “Advisory Agreement”) between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. Under normal market conditions, the Fund would invest approximately 80-100% of its assets into one underlying fund, Fidelity® VIP Contrafund®, an unaffiliated third-party fund. The remaining 0-20% would be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s exposure to equity market risks.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee and officers and employees of LNL and LIAC to consider the approval of the Advisory Agreement. In considering the approval of the agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of each New Fund to approve the Advisory Agreement and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement.

Approval of Investment Management Agreement with LIAC

In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of the Trust and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

With respect to performance, the Board considered that the Fund had not commenced operations. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs LIAC would incur in providing services to the Fund, and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other Lincoln funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to funds. The Board also considered that the Lincoln organization may benefit from economies of scale when it bargains together with other Lincoln accounts for certain services from sub-advisers and other entities.

The Board considered management’s representation that the proposed investment advisory fees were set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the investment advisory fee to 0.05% for the Fund and implement an expense limitation of 0.10% for the Fund for a period of time. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

LVIP RPM VIP Contrafund® Portfolio–11

LVIP RPM VIP Contrafund Portfolio

Other Fund Information (unaudited) (continued)

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP RPM VIP Contrafund® Portfolio–12

LVIP SSgA Index Allocation Funds

LVIP SSgA Conservative Index Allocation Fund

LVIP SSgA Moderate Index Allocation Fund

LVIP SSgA Moderately Aggressive Index Allocation Fund

LVIP SSgA Structured Allocation Funds

LVIP SSgA Conservative Structured Allocation Fund

LVIP SSgA Moderate Structured Allocation Fund

LVIP SSgA Moderately Aggressive Structured Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA Allocation Funds

LVIP SSgA Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Conservative Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,006.80	0.20%	$1.00
Service Class Shares	1,000.00	1,005.50	0.45%	2.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderate Index Allocation Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,028.10	0.20%	$1.01
Service Class Shares	1,000.00	1,026.80	0.45%	2.26

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderately Aggressive Index Allocation Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,035.30	0.20%	$1.01
Service Class Shares	1,000.00	1,034.00	0.45%	2.27

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Allocation Funds–1

LVIP SSgA Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP SSgA Conservative Structured

Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,005.70	0.20%	$0.99
Service Class Shares	1,000.00	1,004.50	0.45%	2.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderate Structured Allocation Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,026.70	0.18%	$0.90
Service Class Shares	1,000.00	1,025.50	0.43%	2.16

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.90	0.18%	$0.90
Service Class Shares	1,000.00	1,022.66	0.43%	2.16

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,032.10	0.19%	$0.96
Service Class Shares	1,000.00	1,030.90	0.44%	2.22

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Allocation Funds–2

LVIP SSgA Index Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2013

LVIP SSgA Conservative Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	86.34%
Equity Funds	22.27%
Fixed Income Fund	50.11%
International Equity Fund	13.96%
Unaffiliated Investment Companies	13.66%
Fixed Income Fund	9.83%
International Equity Fund	3.83%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

LVIP SSgA Moderate Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	84.33%
Equity Funds	34.37%
Fixed Income Fund	30.04%
International Equity Fund	19.92%
Unaffiliated Investment Companies	15.54%
Fixed Income Fund	9.78%
International Equity Fund	5.75%
Money Market Fund	0.01%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	85.44%
Equity Funds	38.46%
Fixed Income Fund	25.04%
International Equity Fund	21.94%
Unaffiliated Investment Companies	14.50%
Fixed Income Fund	4.90%
International Equity Fund	9.60%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

LVIP SSgA Allocation Funds–3

LVIP SSgA Structured Allocation Funds

Security Type/Sector Allocations (unaudited) (continued)

As of June 30, 2013

LVIP SSgA Conservative Structured

Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	90.25%
Equity Funds	22.34%
Fixed Income Fund	50.18%
International Equity Funds	17.73%
Unaffiliated Investment Company	9.80%
Fixed Income Fund	9.80%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP SSgA Moderate Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	90.26%
Equity Funds	34.53%
Fixed Income Fund	30.12%
International Equity Funds	25.61%
Unaffiliated Investment Companies	9.87%
Fixed Income Fund	9.81%
Money Market Fund	0.06%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Structured

Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	95.20%
Equity Funds	38.62%
Fixed Income Fund	25.11%
International Equity Funds	31.47%
Unaffiliated Investment Company	4.91%
Fixed Income Fund	4.91%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

LVIP SSgA Allocation Funds–4

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–86.34%
Equity Funds–22.27%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	985,205	$11,408,677
LVIP SSgA Small-Cap Index Fund	113,055	2,555,944

		13,964,621

Fixed Income Fund–50.11%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	2,791,350	31,425,023

		31,425,023

International Equity Fund–13.96%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,068,980	8,753,876

		8,753,876

Total Affiliated Investment Companies (Cost $50,278,036)		54,143,520

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–13.66%
Fixed Income Fund–9.83%
SPDR® Barclays Capital TIPS ETF	110,920	$6,163,825

		6,163,825

International Equity Fund–3.83%
iShares Core MSCI Emerging Markets ETF	52,108	2,400,094

		2,400,094

Total Unaffiliated Investment Companies (Cost $9,043,104)		8,563,919

TOTAL VALUE OF SECURITIES–100.00% (Cost $59,321,140)	62,707,439
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	288

NET ASSETS APPLICABLE TO 5,468,044 SHARES OUTSTANDING–100.00%	$62,707,727

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–5

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.33%
Equity Funds–34.37%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,831,311	$44,366,576
LVIP SSgA Small-Cap Index Fund	608,558	13,758,276

		58,124,852

Fixed Income Fund–30.04%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	4,511,897	50,794,938

		50,794,938

International Equity Fund–19.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	4,114,799	33,696,087

		33,696,087

Total Affiliated Investment Companies (Cost $128,017,178)		142,615,877

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–15.54%
Fixed Income Fund–9.78%
SPDR® Barclays Capital TIPS ETF	297,673	$16,541,689

		16,541,689

International Equity Fund–5.75%
iShares Core MSCI Emerging Markets ETF	211,164	9,726,214

		9,726,214

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund	4,389	4,389

		4,389

Total Unaffiliated Investment Companies (Cost $28,034,355)		26,272,292

TOTAL VALUE OF SECURITIES–99.87% (Cost $156,051,533)	168,888,169
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	227,702

NET ASSETS APPLICABLE TO 14,151,578 SHARES OUTSTANDING–100.00%	$169,115,871

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–6

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.44%
Equity Funds–38.46%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,778,855	$43,759,142
LVIP SSgA Small-Cap Index Fund	696,742	15,751,945

		59,511,087

Fixed Income Fund–25.04%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,442,615	38,756,956

		38,756,956

International Equity Fund–21.94%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	4,145,709	33,949,210

		33,949,210

Total Affiliated Investment Companies (Cost $116,817,670)		132,217,253

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–14.50%
Fixed Income Fund–4.90%
SPDR® Barclays Capital TIPS ETF	136,512	$7,585,971

		7,585,971

International Equity Fund–9.60%
iShares Core MSCI Emerging Markets ETF	322,289	14,844,631

		14,844,631

Total Unaffiliated Investment Companies (Cost $24,426,637)		22,430,602

TOTAL VALUE OF SECURITIES–99.94% (Cost $141,244,307)	154,647,855
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	99,015

NET ASSETS APPLICABLE TO 12,854,870 SHARES OUTSTANDING–100.00%	$154,746,870

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–7

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.25%
Equity Funds–22.34%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,360,539	$18,349,585
LVIP SSgA S&P 500 Index Fund	1,574,786	18,236,018
LVIP SSgA Small-Cap Index Fund	180,652	4,084,189
LVIP SSgA Small-Mid Cap 200 Fund	281,577	4,072,168

		44,741,960

Fixed Income Fund–50.18%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	8,925,808	100,486,741

		100,486,741

International Equity Funds–17.73%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,711,688	13,777,376
LVIP SSgA Emerging Markets 100 Fund	863,655	7,721,944
LVIP SSgA International Index Fund	1,709,881	14,002,215

		35,501,535

Total Affiliated Investment Companies (Cost $170,077,900)		180,730,236

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–9.80%
Fixed Income Fund–9.80%
SPDR® Barclays Capital TIPS ETF	353,327	$19,634,381

Total Unaffiliated Investment Company (Cost $19,917,672)		19,634,381

TOTAL VALUE OF SECURITIES–100.05% (Cost $189,995,572)	200,364,617
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(108,456)

NET ASSETS APPLICABLE TO 17,898,477 SHARES OUTSTANDING–100.00%	$200,256,161

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–8

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.26%
Equity Funds–34.53%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	8,622,075	$116,285,926
LVIP SSgA S&P 500 Index Fund	9,980,151	115,570,145
LVIP SSgA Small-Cap Index Fund	1,585,408	35,842,900
LVIP SSgA Small-Mid Cap 200 Fund	2,471,238	35,739,046

		303,438,017

Fixed Income Fund–30.12%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	23,504,918	264,618,366

		264,618,366

International Equity Funds–25.61%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	10,732,060	86,382,351
LVIP SSgA Emerging Markets 100 Fund	5,685,416	50,833,303
LVIP SSgA International Index Fund	10,719,020	87,778,054

		224,993,708

Total Affiliated Investment Companies (Cost $759,932,879)		793,050,091

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–9.87%
Fixed Income Fund–9.81%
SPDR® Barclays Capital TIPS ETF	1,550,048	$86,136,168

		86,136,168

Money Market Fund–0.06%
Dreyfus Treasury & Agency Cash Management Fund	555,863	555,863

		555,863

Total Unaffiliated Investment Companies (Cost $89,921,979)		86,692,031

TOTAL VALUE OF SECURITIES–100.13% (Cost $849,854,858)	879,742,122
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(1,159,457)

NET ASSETS APPLICABLE TO 75,996,790 SHARES OUTSTANDING–100.00%	$878,582,665

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–9

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.20%
Equity Funds–38.62%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,157,466	$56,071,749
LVIP SSgA S&P 500 Index Fund	4,812,257	55,725,933
LVIP SSgA Small-Cap Index Fund	887,241	20,058,750
LVIP SSgA Small-Mid Cap 200 Fund	1,382,944	20,000,138

		151,856,570

Fixed Income Fund–25.11%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	8,769,364	98,725,505

		98,725,505

International Equity Funds–31.47%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,285,190	42,540,491
LVIP SSgA Emerging Markets 100 Fund	4,243,056	37,937,167
LVIP SSgA International Index Fund	5,278,950	43,229,318

		123,706,976

Total Affiliated Investment Companies (Cost $347,301,817)		374,289,051

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–4.91%
Fixed Income Fund–4.91%
SPDR® Barclays Capital TIPS ETF	347,400	$19,305,018

Total Unaffiliated Investment Company (Cost $19,671,896)		19,305,018

TOTAL VALUE OF SECURITIES–100.11% (Cost $366,973,713)	393,594,069
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(425,816)

NET ASSETS APPLICABLE TO 33,441,780 SHARES OUTSTANDING–100.00%	$393,168,253

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–10

LVIP SSgA Allocation Funds

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
ASSETS:
Investments in affiliated investment companies, at value	$54,143,520	$142,615,877	$132,217,253	$180,730,236	$793,050,091	$374,289,051
Investments in unaffiliated investment companies, at value	8,563,919	26,272,292	22,430,602	19,634,381	86,692,031	19,305,018
Receivables for investment companies shares sold	985,354	1,431	41,385	882,153	13,482	82,344
Dividends receivable from investment companies	22,848	87,870	134,215	—	—	—
Receivables for fund shares sold	14,088	243,175	48,732	7,533	43,332	37,396
Expense reimbursement receivable from LIAC	5,102	2,284	3,057	1,710	—	—
Cash	—	15	—	—	3	—

TOTAL ASSETS	63,734,831	169,222,944	154,875,244	201,256,013	879,798,939	393,713,809

LIABILITIES:
Cash overdraft	981,011	—	20,631	882,173	—	82,365
Other accrued expenses	14,461	14,382	15,147	13,061	9,247	13,070
Payables for fund shares redeemed	6,058	32,156	21,873	37,776	345,217	320,377
Due to manager and affiliates	21,150	54,768	49,913	66,842	292,607	129,744
Payable for investment companies shares purchased	4,424	5,767	20,810	—	569,203	—

TOTAL LIABILITIES	1,027,104	107,073	128,374	999,852	1,216,274	545,556

TOTAL NET ASSETS	$62,707,727	$169,115,871	$154,746,870	$200,256,161	$878,582,665	$393,168,253

Investments in affiliated investment companies, at cost	$50,278,036	$128,017,178	$116,817,670	$170,077,900	$759,932,879	$347,301,817
Investments in unaffiliated investment companies, at cost	$9,043,104	$28,034,355	$22,426,637	$19,917,672	$89,921,979	$19,671,896
Standard Class :
Net Assets	$3,699,442	$5,728,002	$8,751,989	$1,484,780	$8,879,271	$7,525,162
Shares Outstanding	322,208	478,737	725,386	132,544	767,002	639,179
Net Asset Value	$11.482	$11.965	$12.065	$11.202	$11.577	$11.773
Service Class :
Net Assets	$59,008,285	$163,387,869	$145,994,881	$198,771,381	$869,703,394	$385,643,091
Shares Outstanding	5,145,836	13,672,841	12,129,484	17,765,933	75,229,788	32,802,601
Net Asset Value	$11.467	$11.950	$12.036	$11.188	$11.561	$11.756
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$60,103,388	$157,290,133	$142,341,709	$192,250,682	$856,631,167	$371,254,115
Undistributed (accumulated) net investment income (loss)	(38,729)	(135,079)	(118,313)	640,556	2,838,550	2,954,643
Accumulated net realized loss on investments	(743,231)	(875,819)	(880,074)	(3,004,122)	(10,774,316)	(7,660,861)
Net unrealized appreciation of investments	3,386,299	12,836,636	13,403,548	10,369,045	29,887,264	26,620,356

Total net assets	$62,707,727	$169,115,871	$154,746,870	$200,256,161	$878,582,665	$393,168,253

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–11

LVIP SSgA Allocation Funds

Statements of Operations

Six Months Ended June 30, 2013 (unaudited)

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$55,635	$171,795	$173,085	$103,346	$376,701	$99,433
EXPENSES:
Management fees	78,942	201,598	189,025	259,037	833,525	494,320
Distribution fees-Service Class	75,569	196,228	180,529	257,758	824,912	487,090
Accounting and administration expenses	25,575	28,768	28,467	30,464	44,100	36,654
Professional fees	10,237	11,403	11,280	11,989	16,710	14,178
Reports and statements to shareholders	7,640	10,222	10,554	10,237	18,011	15,349
Custodian fees	1,172	1,669	1,659	2,570	5,058	3,571
Trustees’ fees	743	1,835	1,740	2,555	7,298	4,701
Pricing fees	23	43	41	48	129	88
Other	1,424	2,016	1,962	2,539	5,561	3,856

	201,325	453,782	425,257	577,197	1,755,304	1,059,807
Less management fees waived	(31,577)	(80,639)	(75,610)	(103,615)	(333,410)	(197,728)
Less expenses reimbursed	(31,025)	(15,636)	(17,898)	(8,595)	—	—

Total operating expenses	138,723	357,507	331,749	464,987	1,421,894	862,079

NET INVESTMENT LOSS	(83,088)	(185,712)	(158,664)	(361,641)	(1,045,193)	(762,646)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(25,310)	180,764	200,730	719,858	(476,723)	945,710
Sale of investments in unaffiliated investment companies	115,529	684,443	1,053,053	(30,767)	(98,426)	(12,485)

Net realized gain (loss)	90,219	865,207	1,253,783	689,091	(575,149)	933,225

Net change in unrealized appreciation (depreciation) of investments	161,571	3,137,098	3,581,649	786,005	3,660,663	11,652,128

NET REALIZED AND UNREALIZED GAIN	251,790	4,002,305	4,835,432	1,475,096	3,085,514	12,585,353

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,702	$3,816,593	$4,676,768	$1,113,455	$2,040,321	$11,822,707

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–12

LVIP SSgA Allocation Funds

Statements of Changes in Net Assets

	LVIP SSgA Conservative Index Allocation Fund		LVIP SSgA Moderate Index Allocation Fund		LVIP SSgA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(83,088)	$931,710	$(185,712)	$2,000,080	$(158,664)	$1,878,655
Net realized gain (loss)	90,219	(334,163)	865,207	(1,247,165)	1,253,783	(1,705,426)
Net change in unrealized appreciation (depreciation)	161,571	3,273,040	3,137,098	11,209,911	3,581,649	12,589,639

Net increase in net assets resulting from operations	168,702	3,870,587	3,816,593	11,962,826	4,676,768	12,762,868

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(27,005)	—	(49,171)	—	(110,104)
Service Class	—	(1,400,552)	—	(2,844,803)	—	(2,603,945)
Net realized gain:
Standard Class	—	(135)	—	(924)	—	(2,592)
Service Class	—	(17,287)	—	(64,641)	—	(96,701)

	—	(1,444,979)	—	(2,959,539)	—	(2,813,342)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,152,133	1,670,621	3,268,780	1,950,850	3,533,282	4,106,151
Service Class	13,167,919	35,233,570	26,981,370	84,351,312	21,939,171	62,676,224
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	27,140	—	50,095	—	112,696
Service Class	—	1,417,839	—	2,909,444	—	2,700,646

	15,320,052	38,349,170	30,250,150	89,261,701	25,472,453	69,595,717

Cost of shares redeemed:
Standard Class	(84,726)	(207,417)	(232,680)	(658,899)	(407,543)	(443,787)
Service Class	(13,650,698)	(13,601,454)	(12,386,647)	(25,299,649)	(14,807,808)	(19,186,528)

	(13,735,424)	(13,808,871)	(12,619,327)	(25,958,548)	(15,215,351)	(19,630,315)

Increase in net assets derived from capital share transactions	1,584,628	24,540,299	17,630,823	63,303,153	10,257,102	49,965,402

NET INCREASE IN NET ASSETS	1,753,330	26,965,907	21,447,416	72,306,440	14,933,870	59,914,928
NET ASSETS:
Beginning of period	60,954,397	33,988,490	147,668,455	75,362,015	139,813,000	79,898,072

End of period	$62,707,727	$60,954,397	$169,115,871	$147,668,455	$154,746,870	$139,813,000

Undistributed (accumulated) net investment income (loss)	$(38,729)	$44,359	$(135,079)	$50,633	$(118,313)	$40,351

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–13

LVIP SSgA Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP SSgA Conservative Structured Allocation Fund		LVIP SSgA Moderate Structured Allocation Fund		LVIP SSgA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(361,641)	$3,507,530	$(1,045,193)	$9,110,591	$(762,646)	$5,913,492
Net realized gain (loss)	689,091	(649,105)	(575,149)	489,354	933,225	1,333,438
Net change in unrealized appreciation (depreciation)	786,005	11,172,719	3,660,663	37,213,522	11,652,128	26,374,738

Net increase in net assets resulting from operations	1,113,455	14,031,144	2,040,321	46,813,467	11,822,707	33,621,668

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(20,885)	—	(155,890)	—	(121,912)
Service Class	—	(7,323,747)	—	(18,803,763)	—	(13,478,543)
Net realized gain:
Standard Class	—	(1,101)	—	(9,903)	—	(8,646)
Service Class	—	(384,940)	—	(1,438,326)	—	(1,159,053)

	—	(7,730,673)	—	(20,407,882)	—	(14,768,154)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,022,044	570,913	4,214,181	3,453,028	3,490,573	2,930,795
Service Class	13,690,045	89,111,976	337,626,213	244,475,046	19,106,588	148,762,243
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	21,986	—	165,793	—	130,558
Service Class	—	7,708,687	—	20,242,089	—	14,637,596

	14,712,089	97,413,562	341,840,394	268,335,956	22,597,161	166,461,192

Cost of shares redeemed:
Standard Class	(51,856)	(348,588)	(621,534)	(543,031)	(225,802)	(568,568)
Service Class	(24,712,195)	(42,915,156)	(46,037,420)	(74,657,733)	(23,038,734)	(54,934,211)

	(24,764,051)	(43,263,744)	(46,658,954)	(75,200,764)	(23,264,536)	(55,502,779)

Increase (decrease) in net assets derived from capital share transactions	(10,051,962)	54,149,818	295,181,440	193,135,192	(667,375)	110,958,413

NET INCREASE (DECREASE) IN NET ASSETS	(8,938,507)	60,450,289	297,221,761	219,540,777	11,155,332	129,811,927
NET ASSETS:
Beginning of period	209,194,668	148,744,379	581,360,904	361,820,127	382,012,921	252,200,994

End of period	$200,256,161	$209,194,668	$878,582,665	$581,360,904	$393,168,253	$382,012,921

Undistributed net investment income	$640,556	$1,002,197	$2,838,550	$3,883,743	$2,954,643	$3,717,289

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–14

LVIP SSgA Conservative Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		Year Ended		8/2/10[2] to 12/31/10
			12/31/12	12/31/11

Net asset value, beginning of period	$11.404		$10.751	$10.520	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.001)		0.244	0.421	0.190
Net realized and unrealized gain (loss)	0.079		0.730	(0.137)	0.330

Total from investment operations	0.078		0.974	0.284	0.520

Less dividends and distributions from:
Net investment income	—		(0.317)	(0.053)	—
Net realized gain	—		(0.004)	— [4]	—

Total dividends and distributions	—		(0.321)	(0.053)	—

Net asset value, end of period	$11.482		$11.404	$10.751	$10.520

Total return[5]	0.68%		9.10%	2.69%	5.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,700		$1,649	$149	$22
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.40%		0.43%	0.76%	27.19%
Ratio of net investment income (loss) to average net assets	(0.02%	)	2.16%	3.94%	4.43%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22%	)	1.92%	3.38%	(22.56%	)
Portfolio turnover	23%		25%	35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $1 were made which calculated to de minim us amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–15

LVIP SSgA Conservative Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		Year Ended		8/2/10[2] to 12/31/10
			12/31/12	12/31/11

Net asset value, beginning of period	$11.404		$10.754	$10.511	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)		0.215	0.395	0.182
Net realized and unrealized gain (loss)	0.079		0.730	(0.138)	0.329

Total from investment operations	0.063		0.945	0.257	0.511

Less dividends and distributions from:
Net investment income	—		(0.291)	(0.014)	—
Net realized gain	—		(0.004)	— [4]	—

Total dividends and distributions	—		(0.295)	(0.014)	—

Net asset value, end of period	$11.467		$11.404	$10.754	$10.511

Total return[5]	0.55%		8.82%	2.44%	5.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,008		$59,305	$33,839	$3,039
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.65%		0.68%	1.01%	27.44%
Ratio of net investment income (loss) to average net assets	(0.27%	)	1.91%	3.69%	4.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.47%	)	1.67%	3.13%	(22.81%	)
Portfolio turnover	23%		25%	35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $235 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–16

LVIP SSgA Moderate Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		Year Ended		8/2/10[2] to 12/31/10
			12/31/12	12/31/11

Net asset value, beginning of period	$11.638		$10.664	$10.735	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.001		0.215	0.321	0.226
Net realized and unrealized gain (loss)	0.326		1.029	(0.346)	0.509

Total from investment operations	0.327		1.244	(0.025)	0.735

Less dividends and distributions from:
Net investment income.	—		(0.264)	(0.046)	—
Net realized gain	—		(0.006)	— [4]	—

Total dividends and distributions	—		(0.270)	(0.046)	—

Net asset value, end of period	$11.965		$11.638	$10.664	$10.735

Total return[5]	2.81%		11.70%	(0.23% )	7.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,728		$2,641	$1,158	$170
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%		0.34%	0.47%	12.31%
Ratio of net investment income to average net assets	0.01%		1.89%	2.97%	5.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11%	)	1.75%	2.70%	(6.98%	)
Portfolio turnover	13%		21%	11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $10 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–17

LVIP SSgA Moderate Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSgA Moderate
			Index Allocation Fund
			Service Class
	Six Months		Year Ended
	Ended				8/2/10[2]
	6/30/13[1]				to
	(Unaudited)		12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$11.638		$10.666	$10.724	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.186	0.292	0.216
Net realized and unrealized gain (loss)	0.326		1.029	(0.344)	0.508

Total from investment operations	0.312		1.215	(0.052)	0.724

Less dividends and distributions from:
Net investment income	—		(0.237)	(0.006)	—
Net realized gain	—		(0.006)	— [4]	—

Total dividends and distributions	—		(0.243)	(0.006)	—

Net asset value, end of period	$11.950		$11.638	$10.666	$10.724

Total return[5]	2.68%		11.43%	(0.48% )	7.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$163,388		$145,027	$74,204	$4,736
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.57%		0.59%	0.72%	12.56%
Ratio of net investment income (loss) to average net assets	(0.24%	)	1.64%	2.72%	4.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.36%	)	1.50%	2.45%	(7.23%	)
Portfolio turnover	13%		21%	11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $743 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–18

LVIP SSgA Moderately Aggressive Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSgA Moderately
			Aggressive Index
			Allocation Fund
			Standard Class
	Six Months
	Ended		Year Ended		8/2/10[2]
	6/30/13[1]				to
	(Unaudited)		12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$11.654		$10.584	$10.875	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.002		0.207	0.284	0.172
Net realized and unrealized gain (loss)	0.409		1.148	(0.562)	0.703

Total from investment operations	0.411		1.355	(0.278)	0.875

Less dividends and distributions from:
Net investment income	—		(0.276)	(0.013)	—
Net realized gain	—		(0.009)	— [4]	—

Total dividends and distributions	—		(0.285)	(0.013)	—

Net asset value, end of period	$12.065		$11.654	$10.584	$10.875

Total return[5]	3.53%		12.86%	(2.55% )	8.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,752		$5,463	$1,451	$190
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%		0.34%	0.46%	17.50%
Ratio of net investment income to average net assets	0.03%		1.83%	2.64%	3.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.09%	)	1.69%	2.38%	(13.43%	)
Portfolio turnover	20%		23%	9%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $5 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–19

LVIP SSgA Moderately Aggressive Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Moderately
		Aggressive Index
		Allocation Fund
		Service Class
	Six Months
	Ended	Year Ended		8/2/10[2]
	6/30/13[1]			to
	(Unaudited)	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$11.640	$10.558	$10.863	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)	0.178	0.256	0.163
Net realized and unrealized gain (loss)	0.409	1.144	(0.559)	0.700

Total from investment operations	0.396	1.322	(0.303)	0.863

Less dividends and distributions from:
Net investment income	—	(0.231)	(0.002)	—
Net realized gain	—	(0.009)	— [4]	—

Total dividends and distributions	—	(0.240)	(0.002)	—

Net asset value, end of period	$12.036	$11.640	$10.558	$10.863

Total return[5]	3.40%	12.58%	(2.79% )	8.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,995	$134,350	$78,447	$6,142
Ratio of expenses to average net assets[6]	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.57%	0.59%	0.71%	17.75%
Ratio of net investment income (loss) to average net assets	(0.22% )	1.58%	2.39%	3.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.34% )	1.44%	2.13%	(13.68% )
Portfolio turnover	20%	23%	9%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $549 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–20

LVIP SSgA Conservative Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSgA Conservative
			Structured Allocation Fund
			Standard Class
	Six Months
	Ended		Year Ended		8/2/10[2]
	6/30/13[1]				to
	(Unaudited)		12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$11.138		$10.709	$10.474	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)		0.236	0.428	0.244
Net realized and unrealized gain (loss)	0.070		0.651	(0.136)	0.230

Total from investment operations	0.064		0.887	0.292	0.474

Less dividends and distributions from:
Net investment income	—		(0.436)	(0.054)	—
Net realized gain	—		(0.022)	(0.003)	—

Total dividends and distributions	—		(0.458)	(0.057)	—

Net asset value, end of period	$11.202		$11.138	$10.709	$10.474

Total return[4]	0.57%		8.35%	2.80%	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,485		$524	$263	$59
Ratio of expenses to average net assets[5]	0.20%		0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%		0.31%	0.37%	8.01%
Ratio of net investment income (loss) to average net assets	(0.10%	)	2.13%	4.00%	5.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%	)	2.02%	3.83%	(2.14%	)
Portfolio turnover	7%		19%	11%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–21

LVIP SSgA Conservative Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSgA Conservative
			Structured Allocation Fund
			Service Class
	Six Months
	Ended		Year Ended		8/2/10[2]
	6/30/13[1]				to
	(Unaudited)		12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$11.138		$10.711	$10.464	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.020)		0.208	0.400	0.236
Net realized and unrealized gain (loss)	0.070		0.652	(0.135)	0.228

Total from investment operations	0.050		0.860	0.265	0.464

Less dividends and distributions from:
Net investment income	—		(0.411)	(0.015)	—
Net realized gain	—		(0.022)	(0.003)	—

Total dividends and distributions	—		(0.433)	(0.018)	—

Net asset value, end of period	$11.188		$11.138	$10.711	$10.464

Total return[4]	0.45%		8.09%	2.54%	4.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198,771		$208,671	$148,481	$10,740
Ratio of expenses to average net assets[5]	0.45%		0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%		0.56%	0.62%	8.26%
Ratio of net investment income (loss) to average net assets	(0.35%	)	1.88%	3.75%	5.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46%	)	1.77%	3.58%	(2.39%	)
Portfolio turnover	7%		19%	11%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–22

LVIP SSgA Moderate Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSgA Moderate
			Structured Allocation Fund
			Standard Class
	Six Months
	Ended		Year Ended		8/2/10[2]
	6/30/13[1]				to
	(Unaudited)		12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$11.276		$10.633	$10.637	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)		0.227	0.365	0.218
Net realized and unrealized gain (loss)	0.305		0.883	(0.335)	0.419

Total from investment operations	0.301		1.110	0.030	0.637

Less dividends and distributions from:
Net investment income	—		(0.437)	(0.027)	—
Net realized gain	—		(0.030)	(0.007)	—

Total dividends and distributions	—		(0.467)	(0.034)	—

Net asset value, end of period	$11.577		$11.276	$10.633	$10.637

Total return[4]	2.67%		10.54%	0.29%	6.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,879		$5,172	$1,952	$323
Ratio of expenses to average net assets[5]	0.18%		0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%		0.29%	0.31%	3.01%
Ratio of net investment income (loss) to average net assets	(0.07%	)	2.04%	3.41%	4.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%	)	1.94%	3.30%	2.17%
Portfolio turnover	7%		12%	7%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–23

LVIP SSgA Moderate Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSgA Moderate
			Structured Allocation Fund
			Service Class
	Six Months
	Ended		Year Ended		8/2/10[2]
	6/30/13[1]				to
	(Unaudited)		12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$11.274		$10.607	$10.626	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)		0.198	0.337	0.209
Net realized and unrealized gain (loss)	0.305		0.882	(0.333)	0.417

Total from investment operations	0.287		1.080	0.004	0.626

Less dividends and distributions from:
Net investment income	—		(0.383)	(0.016)	—
Net realized gain	—		(0.030)	(0.007)	—

Total dividends and distributions	—		(0.413)	(0.023)	—

Net asset value, end of period	$11.561		$11.274	$10.607	$10.626

Total return[4]	2.55%		10.27%	0.04%	6.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$869,704		$576,189	$359,868	$29,540
Ratio of expenses to average net assets[5]	0.43%		0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%		0.54%	0.56%	3.26%
Ratio of net investment income (loss) to average net assets	(0.32%	)	1.79%	3.16%	4.73%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42%	)	1.69%	3.05%	1.92%
Portfolio turnover	7%		12%	7%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–24

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSgA Moderately
			Aggressive Structured
			Allocation Fund
			Standard Class
	Six Months
	Ended		Year Ended		8/2/10[2]
	6/30/13[1]				to
	(Unaudited)		12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$11.407		$10.711	$10.934	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.008)		0.223	0.353	0.202
Net realized and unrealized gain (loss)	0.374		0.983	(0.545)	0.732

Total from investment operations	0.366		1.206	(0.192)	0.934

Less dividends and distributions from:
Net investment income	—		(0.474)	(0.025)	—
Net realized gain	—		(0.036)	(0.006)	—

Total dividends and distributions	—		(0.510)	(0.031)	—

Net asset value, end of period	$11.773		$11.407	$10.711	$10.934

Total return[4]	3.21%		11.39%	(1.74% )	9.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,525		$4,150	$1,528	$58
Ratio of expenses to average net assets[5]	0.19%		0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%		0.29%	0.33%	4.51%
Ratio of net investment income (loss) to average net assets	(0.14%	)	1.99%	3.26%	4.59%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24%	)	1.89%	3.13%	0.28%
Portfolio turnover	7%		12%	16%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–25

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSgA Moderately
			Aggressive Structured
			Allocation Fund
			Service Class
	Six Months
	Ended		Year Ended		8/2/10[2]
	6/30/13[1]				to
	(Unaudited)		12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$11.404		$10.684	$10.923	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)		0.194	0.326	0.196
Net realized and unrealized gain (loss)	0.375		0.980	(0.545)	0.727

Total from investment operations	0.352		1.174	(0.219)	0.923

Less dividends and distributions from:
Net investment income	—		(0.418)	(0.014)	—
Net realized gain	—		(0.036)	(0.006)	—

Total dividends and distributions	—		(0.454)	(0.020)	—

Net asset value, end of period	$11.756		$11.404	$10.684	$10.923

Total return[4]	3.09%		11.11%	(1.99% )	9.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$385,643		$377,863	$250,673	$17,030
Ratio of expenses to average net assets[5]	0.44%		0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%		0.54%	0.58%	4.76%
Ratio of net investment income (loss) to average net assets	(0.39%	)	1.74%	3.01%	4.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.49%	)	1.64%	2.88%	0.03%
Portfolio turnover	7%		12%	16%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–26

LVIP SSgA Allocation Funds

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in exchange-traded funds (ETFs) and other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds).

The investment objective of the LVIP SSgA Conservative Index Allocation Fund and LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.

The investment objective of the LVIP SSgA Moderate Index Allocation Fund and LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of each Fund’s investments in Underlying Funds that are open-end funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required for the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA Allocation Funds–27

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC indirectly receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC

LIAC has contractually agreed to reimburse the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and LVIP SSgA Conservative Structured Allocation Fund to the extent that the Funds’ total annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of each Fund’s average daily net assets for the Standard Class (0.45% for the Service Class). The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2013, LIAC had contractually agreed to reimburse the LVIP SSgA Moderate Structured Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund to the extent that the Funds’ total annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.20% of each Fund’s average daily net assets for the Standard Class (0.45% for the Service Class).

SSgA Funds Management Inc. (SSgA) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSgA under the consulting agreement.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of the administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Administration fees	$1,484	$3,766	$3,551	$4,982	$14,699	$9,408
Legal fees	230	577	548	789	2,242	1,470

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2013, each Fund reimbursed Lincoln Life for the cost of these services as follows:

LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Trading operation fees	$361	$925	$869	$1,193	$3,659	$2,276

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP SSgA Allocation Funds–28

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2013, the Funds had receivables due from and liabilities payable to affiliates as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Expense reimbursement from LIAC	$5,102	$2,284	$3,057	$1,710	$—	$—
Management fees payable to LIAC	8,184	20,911	19,304	25,109	110,069	49,083
Distribution fees payable to LFD	12,912	33,719	30,482	41,567	181,812	80,337
Trading operation fees payable to Lincoln Life	54	138	127	166	726	324

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Purchases	$15,958,804	$38,540,601	$39,918,094	$13,624,551	$342,232,853	$28,521,012
Sales	14,483,074	21,410,939	29,973,648	24,050,455	47,168,781	29,372,461

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$60,101,064	$157,041,344	$142,148,942	$192,348,394	$855,815,211	$372,376,598

Aggregate unrealized appreciation	$4,290,464	$15,332,425	$15,821,708	$12,915,936	$47,028,371	$37,315,260
Aggregate unrealized depreciation	(1,684,089)	(3,485,600)	(3,322,795)	(4,899,713)	(23,101,460)	(16,097,789)

Net unrealized appreciation	$2,606,375	$11,846,825	$12,498,913	$8,016,223	$23,926,911	$21,217,471

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses incurred that will be carried forward under the Act are as follows:

			LVIP SSgA
	LVIP SSgA	LVIP SSgA	Moderately
	Conservative Index	Moderate Index	Aggressive Index
Loss carryforward character	Allocation Fund	Allocation Fund	Allocation Fund
Short-Term	$32,113	$135,443	$243,640
Long-Term	158,273	521,037	919,154

Total	$190,386	$656,480	$1,162,794

LVIP SSgA Allocation Funds–29

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
Level 1	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Investment Companies	$62,707,439	$168,888,169	$154,647,855	$200,364,617	$879,742,122	$393,594,069

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

					LVIP SSgA
	LVIP SSgA		LVIP SSgA		Moderately
	Conservative Index		Moderate Index		Aggressive Index
	Allocation Fund		Allocation Fund		Allocation Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
Shares sold:
Standard Class	184,824	146,983	271,043	171,862	289,690	361,011
Service Class	1,125,683	3,139,892	2,233,745	7,489,387	1,806,023	5,574,795
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,398	—	4,361	—	9,848
Service Class	—	125,082	—	253,268	—	236,204

	1,310,507	3,414,355	2,504,788	7,918,878	2,095,713	6,181,858

Shares redeemed:
Standard Class	(7,243)	(18,608)	(19,288)	(57,881)	(33,048)	(39,229)
Service Class	(1,180,271)	(1,211,324)	(1,022,862)	(2,237,963)	(1,218,563)	(1,698,918)

	(1,187,514)	(1,229,932)	(1,042,150)	(2,295,844)	(1,251,611)	(1,738,147)

Net increase	122,993	2,184,423	1,462,638	5,623,034	844,102	4,443,711

LVIP SSgA Allocation Funds–30

LVIP SSgA Allocation Funds
Notes to Financial Statements (continued)

4. Capital Shares (continued)

	LVIP SSgA		LVIP SSgA		LVIP SSgA
	Conservative		Moderate		Moderately
	Structured		Structured		Aggressive Structured
	Allocation Fund		Allocation Fund		Allocation Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
Shares sold:
Standard Class	90,036	51,680	361,499	309,289	294,360	260,572
Service Class	1,202,459	8,061,074	28,059,045	22,108,682	1,613,777	13,288,228
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,984	—	14,888	—	11,640
Service Class	—	696,171	—	1,818,882	—	1,305,787

	1,292,495	8,810,909	28,420,544	24,251,741	1,908,137	14,866,227

Shares redeemed:
Standard Class	(4,545)	(31,176)	(53,158)	(49,135)	(19,005)	(51,051)
Service Class	(2,172,355)	(3,883,345)	(3,936,470)	(6,747,524)	(1,944,265)	(4,922,767)

	(2,176,900)	(3,914,521)	(3,989,628)	(6,796,659)	(1,963,270)	(4,973,818)

Net increase (decrease)	(884,405)	4,896,388	24,430,916	17,455,082	(55,133)	9,892,409

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Allocation Funds–31

LVIP SSgA Bond Index Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA Bond Index Fund

LVIP SSgA Bond Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$ 972.90	0.38%	$1.86
Service Class Shares	1,000.00	971.70	0.63%	3.08
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.67	0.63%	3.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Mortgage-Backed Securities	29.33%
Agency Obligations	4.59%
Commercial Mortgage-Backed Securities	1.70%
Corporate Bonds	22.46%
Aerospace & Defense	0.38%
Air Freight & Logistics	0.08%
Airlines	0.07%
Auto Components	0.02%
Automobiles	0.04%
Beverages	0.58%
Biotechnology	0.21%
Building Products	0.03%
Capital Markets	2.19%
Chemicals	0.45%
Commercial Banks	1.80%
Commercial Services & Supplies	0.12%
Communications Equipment	0.15%
Computers & Peripherals	0.23%
Construction & Engineering	0.02%
Consumer Finance	0.64%
Containers & Packaging	0.02%
Diversified Consumer Services	0.04%
Diversified Financial Services	2.10%
Diversified Telecommunication Services	0.96%
Electric Utilities	1.19%
Electrical Equipment	0.06%
Electronic Equipment, Instruments & Components	0.04%
Energy Equipment & Services	0.25%
Food & Staples Retailing	0.40%
Food Products	0.42%
Gas Utilities	0.10%
Health Care Equipment & Supplies	0.24%
Health Care Providers & Services	0.46%
Hotels, Restaurants & Leisure	0.14%
Household Durables	0.19%
Independent Power Producers & Energy Traders	0.08%
Industrial Conglomerates	0.18%
Insurance	0.91%
Internet & Catalog Retail	0.02%
Internet Software & Services	0.04%
IT Services	0.22%
Leisure Equipment & Products	0.01%
Life Sciences Tools & Services	0.07%
Machinery	0.21%
Media	1.05%
Metals & Mining	0.61%
Multiline Retail	0.17%

Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.29%
Office Electronics	0.03%
Oil, Gas & Consumable Fuels	2.18%
Paper & Forest Products	0.10%
Personal Products	0.01%
Pharmaceuticals	0.80%
Professional Services	0.01%
Real Estate Investment Trusts	0.51%
Real Estate Management & Development	0.00%
Road & Rail	0.29%
Semiconductors & Semiconductor Equipment	0.13%
Software	0.22%
Specialty Retail	0.18%
Textiles, Apparel & Luxury Goods	0.02%
Thrift & Mortgage Finance	0.01%
Tobacco	0.22%
Trading Companies & Distributors	0.01%
Wireless Telecommunication Services	0.26%
Municipal Bonds	0.86%
Non-Agency Asset-Backed Securities	0.30%
Regional Bonds	0.38%
Sovereign Bonds	1.69%
Supranational Banks	1.45%
U.S. Treasury Obligations	36.29%
Money Market Fund	3.29%
Total Value of Securities	102.34%
Liabilities Net of Receivables and Other Assets	(2.34%	)
Total Net Assets	100.00%

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–29.33%
Fannie Mae ARM
•2.725% 11/1/35	432,896	$462,232
•2.88% 9/1/37	291,532	311,786
•2.952% 11/1/41	576,512	599,086
•3.267% 6/1/41	4,101,780	4,287,808
•3.313% 1/1/41	2,665,879	2,775,041
•4.158% 7/1/38	217,020	231,967
•5.415% 9/1/38	36,377	39,184
•5.563% 11/1/38	134,975	145,116
•5.735% 3/1/37	569,150	616,972
Fannie Mae S.F. 10 yr
3.00% 8/1/21	3,867,026	4,036,187
4.50% 2/1/14	7,010	7,507
4.50% 4/1/14	14,907	15,035
5.50% 12/1/14	43,600	45,991
5.50% 11/1/15	5,343	5,636
6.00% 12/1/13	26,068	26,270
6.00% 3/1/16	238,198	246,611
6.00% 10/1/16	176,781	184,037
6.00% 12/1/17	101,304	105,474
6.00% 9/1/18	26,277	27,850
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,992,971	2,007,041
2.50% 3/1/28	4,672,326	4,707,497
2.50% 4/1/28	4,889,476	4,923,984
3.00% 11/1/26	4,746,208	4,887,647
3.00% 6/1/27	1,130,199	1,163,872
3.00% 8/1/27	2,048,861	2,110,026
3.00% 9/1/27	8,462,538	8,718,616
3.00% 10/1/27	1,261,635	1,299,660
3.00% 12/1/27	378,224	389,821
3.50% 11/1/25	1,433,253	1,495,506
3.50% 12/1/25	3,156,955	3,310,459
3.50% 12/1/26	1,881,695	1,961,907
4.00% 4/1/24	300,619	316,806
4.00% 5/1/24	590,340	623,488
4.00% 6/1/24	559,982	591,524
4.00% 7/1/24	274,317	289,899
4.00% 10/1/24	24,672	26,063
4.00% 12/1/24	812,363	857,898
4.00% 1/1/25	1,025,321	1,101,849
4.00% 3/1/25	1,105,360	1,188,165
4.00% 5/1/25	492,342	520,100
4.00% 7/1/25	9,626	10,149
4.00% 8/1/25	39,365	41,505
4.00% 9/1/25	453,226	477,674
4.00% 10/1/25	476,324	502,281
4.00% 1/1/26	14,505	15,302
4.00% 3/1/26	1,275,398	1,344,799
4.00% 5/1/26	14,149	14,910
4.50% 2/1/23	283,920	301,506
4.50% 4/1/23	26,976	28,592
4.50% 5/1/23	38,679	41,089

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 6/1/23	797,473	$847,031
4.50% 11/1/23	44,762	47,469
4.50% 1/1/24	5,545	5,878
4.50% 2/1/24	9,148	9,701
4.50% 3/1/24	11,374	12,073
4.50% 4/1/24	344,515	365,532
4.50% 5/1/24	645,998	685,771
4.50% 7/1/24	533,395	565,658
4.50% 8/1/24	721,710	765,631
4.50% 11/1/24	305,082	323,627
4.50% 4/1/25	519,511	550,881
4.50% 5/1/25	48,101	51,007
4.50% 6/1/25	12,084	12,819
5.00% 6/1/19	3,541	3,781
5.00% 4/1/21	120,721	128,643
5.00% 4/1/23	65,975	70,754
5.00% 6/1/23	1,257,037	1,345,045
5.00% 9/1/23	533,073	571,814
5.00% 11/1/23	394,542	420,463
5.00% 12/1/23	328,164	351,920
5.00% 4/1/24	381,971	409,699
5.00% 3/1/25	132,806	142,329
5.00% 6/1/25	6,330	6,779
5.50% 12/1/18	353,091	372,882
5.50% 3/1/20	597,007	630,579
5.50% 4/1/22	125,730	135,690
5.50% 7/1/22	160,989	173,776
5.50% 1/1/24	138,768	149,784
5.50% 2/1/24	298,512	322,236
6.00% 2/1/14	38,819	39,124
6.00% 12/1/18	439	447
6.00% 6/1/20	25,553	27,010
6.00% 8/1/22	31,878	34,835
6.00% 9/1/22	110,929	121,321
6.00% 8/1/23	16,042	17,780
Fannie Mae S.F. 15 yr TBA 2.50% 7/1/28	1,000,000	1,005,781
Fannie Mae S.F. 20 yr 6.50% 12/1/17	1,035	1,038
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,901,421	2,838,845
3.00% 10/1/42	4,358,704	4,264,695
3.00% 11/1/42	2,901,729	2,839,146
3.00% 12/1/42	2,686,599	2,628,700
3.00% 1/1/43	5,847,516	5,721,400
3.00% 3/1/43	7,427,103	7,266,680
3.00% 6/1/43	8,736,734	8,548,024
3.50% 10/1/40	1,588,302	1,614,514
3.50% 12/1/40	758,897	771,421
3.50% 2/1/41	1,389,444	1,412,374
3.50% 9/1/42	11,351,998	11,544,875
3.50% 10/1/42	6,602,406	6,712,115
3.50% 11/1/42	3,024,266	3,074,816

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 1/1/43	4,920,269	$5,003,528
4.00% 1/1/39	82,996	86,472
4.00% 2/1/39	166,704	173,648
4.00% 3/1/39	7,062	7,356
4.00% 4/1/39	567,917	591,571
4.00% 6/1/39	241,354	251,407
4.00% 8/1/39	885,933	925,835
4.00% 9/1/39	1,097,684	1,151,307
4.00% 11/1/39	83,661	87,145
4.00% 12/1/39	1,937,375	2,020,490
4.00% 1/1/40	802,939	836,382
4.00% 5/1/40	415,930	433,519
4.00% 8/1/40	154,964	161,518
4.00% 9/1/40	336,851	351,095
4.00% 10/1/40	1,449,443	1,510,737
4.00% 11/1/40	2,090,866	2,193,472
4.00% 12/1/40	2,913,773	3,046,669
4.00% 1/1/41	8,046,412	8,386,771
4.00% 2/1/41	1,783,414	1,858,831
4.00% 3/1/41	48,582	50,682
4.00% 4/1/41	640,606	668,297
4.00% 5/1/41	3,409,052	3,556,410
4.00% 6/1/41	59,245	61,806
4.00% 9/1/41	735,296	767,079
4.00% 10/1/41	411,908	429,713
4.00% 11/1/41	781,231	815,000
4.00% 12/1/41	35,624	37,164
4.00% 1/1/42	27,614	28,807
4.00% 3/1/42	752,987	787,107
4.50% 8/1/33	52,906	56,124
4.50% 1/1/34	43,295	45,928
4.50% 9/1/35	223,570	236,467
4.50% 2/1/38	83,507	88,324
4.50% 4/1/38	108,813	115,090
4.50% 7/1/38	100,447	106,242
4.50% 11/1/38	432,003	456,923
4.50% 2/1/39	1,050,483	1,111,080
4.50% 3/1/39	832,577	880,683
4.50% 4/1/39	2,190,836	2,333,230
4.50% 5/1/39	790,699	853,946
4.50% 6/1/39	289,908	306,659
4.50% 7/1/39	1,201,027	1,270,421
4.50% 9/1/39	542,270	585,593
4.50% 1/1/40	1,665,880	1,822,293
4.50% 2/1/40	3,152,584	3,391,665
4.50% 5/1/40	1,966,084	2,107,128
4.50% 6/1/40	906,606	960,557
4.50% 8/1/40	387,262	409,605
4.50% 9/1/40	1,116,648	1,183,051
4.50% 10/1/40	5,912,404	6,278,751
4.50% 11/1/40	1,166,908	1,242,568
4.50% 2/1/41	2,299,836	2,438,527

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 4/1/41	52,089	$55,231
4.50% 5/1/41	482,934	512,687
4.50% 6/1/41	547,019	579,572
5.00% 12/1/32	86,803	93,442
5.00% 9/1/33	400,119	432,855
5.00% 4/1/34	1,525,359	1,647,281
5.00% 7/1/34	914,399	987,305
5.00% 11/1/34	452,759	489,569
5.00% 4/1/35	293,201	316,636
5.00% 6/1/35	515,679	556,044
5.00% 7/1/35	470,055	507,605
5.00% 9/1/35	124,817	134,389
5.00% 10/1/35	386,559	416,598
5.00% 12/1/35	1,818,075	1,957,497
5.00% 2/1/36	4,173,382	4,497,333
5.00% 3/1/36	237,542	255,966
5.00% 11/1/36	89,283	96,420
5.00% 8/1/37	74,743	80,326
5.00% 4/1/38	637,735	685,366
5.00% 7/1/38	55,911	60,087
5.00% 11/1/38	63,626	68,378
5.00% 8/1/39	2,321,254	2,500,146
5.00% 12/1/39	502,745	554,347
5.00% 1/1/40	1,057,021	1,175,088
5.00% 7/1/40	3,928,453	4,291,017
5.50% 11/1/33	165,630	181,331
5.50% 1/1/34	190,921	208,954
5.50% 5/1/34	249,022	272,543
5.50% 7/1/34	392,207	430,018
5.50% 10/1/34	426,467	470,593
5.50% 9/1/35	257,845	281,213
5.50% 10/1/35	317,915	346,727
5.50% 12/1/35	850,727	930,237
5.50% 1/1/36	1,363,474	1,487,040
5.50% 4/1/36	2,278,006	2,476,342
5.50% 8/1/36	724,871	790,563
5.50% 2/1/37	127,672	138,672
5.50% 3/1/37	313,485	339,993
5.50% 5/1/37	472,564	518,733
5.50% 6/1/37	383,907	422,586
5.50% 8/1/37	144,248	156,446
5.50% 11/1/37	3,197	3,467
5.50% 12/1/37	1,455	1,578
5.50% 1/1/38	1,273,720	1,381,426
5.50% 2/1/38	312,792	339,240
5.50% 6/1/38	43,031	46,670
5.50% 7/1/38	363,931	394,705
5.50% 10/1/38	151,525	164,338
5.50% 1/1/39	696,780	755,700
5.50% 5/1/39	1,443,390	1,565,443
5.50% 6/1/39	1,348,641	1,462,681
5.50% 7/1/41	1,209,139	1,311,383

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 12/1/35	333,903	$372,446
6.00% 2/1/36	184,963	201,276
6.00% 6/1/36	101,169	110,091
6.00% 7/1/36	327,542	356,429
6.00% 8/1/36	216,081	235,137
6.00% 9/1/36	379,676	414,286
6.00% 10/1/36	340,660	370,703
6.00% 11/1/36	30,360	33,038
6.00% 1/1/37	194,281	212,536
6.00% 2/1/37	1,290,771	1,414,720
6.00% 3/1/37	138,183	150,169
6.00% 4/1/37	45,585	49,539
6.00% 5/1/37	396,758	431,175
6.00% 6/1/37	225,527	245,091
6.00% 8/1/37	612,676	665,822
6.00% 9/1/37	805,732	875,627
6.00% 10/1/37	1,402,161	1,523,794
6.00% 11/1/37	288,118	313,111
6.00% 1/1/38	115,217	125,212
6.00% 2/1/38	137,654	149,607
6.00% 4/1/38	13,268	14,420
6.00% 5/1/38	476,859	518,266
6.00% 6/1/38	250,310	272,045
6.00% 8/1/38	162,711	176,840
6.00% 9/1/38	72,903	79,233
6.00% 10/1/38	123,116	133,806
6.00% 11/1/38	160,821	174,785
6.50% 3/1/32	1,734	1,950
6.50% 7/1/36	255,483	277,363
6.50% 9/1/36	245,124	271,529
6.50% 11/1/36	279,005	307,822
6.50% 9/1/37	33,657	37,443
6.50% 10/1/37	493,177	546,952
6.50% 2/1/38	435,621	479,650
6.50% 3/1/38	792,761	882,422
6.50% 5/1/38	199,749	219,996
6.50% 7/1/38	548,630	597,009
6.50% 10/1/38	322,925	359,890
7.00% 8/1/39	827,705	965,224
Fannie Mae S.F. 30 yr TBA
3.50% 7/1/43	4,000,000	4,060,625
4.50% 7/1/43	2,000,000	2,116,250
5.00% 7/1/43	5,000,000	5,380,860
5.50% 7/1/43	3,000,000	3,258,281
6.00% 7/1/43	3,000,000	3,262,500
Freddie Mac ARM
•2.718% 11/1/37	280,112	297,833
•2.734% 9/1/37	501,770	535,260
•3.516% 9/1/40	2,126,971	2,222,909
•3.571% 8/1/40	1,615,587	1,703,784
•5.797% 6/1/36	154,570	160,103

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
3.00% 11/1/26	5,784,386	$5,949,962
3.00% 2/1/27	500,000	515,039
3.00% 3/1/27	2,721,140	2,802,415
3.00% 4/1/27	2,053,559	2,120,249
3.00% 11/1/27	1,000,000	1,028,625
3.50% 12/1/25	3,225,060	3,400,968
3.50% 3/1/26	2,407,771	2,501,725
4.00% 2/1/24	159,661	169,166
4.00% 8/1/24	273,030	286,172
4.00% 2/1/25	358,432	376,022
4.00% 7/1/25	1,129,202	1,184,618
4.00% 4/1/26	2,288,451	2,404,176
4.50% 1/1/15	17,316	17,631
4.50% 2/1/15	13,930	14,212
4.50% 8/1/15	10,924	11,635
4.50% 3/1/18	270,445	283,911
4.50% 4/1/18	221,696	233,513
4.50% 10/1/18	88,196	92,587
4.50% 11/1/18	310,050	325,436
4.50% 12/1/18	145,870	153,133
4.50% 1/1/19	143,826	150,988
4.50% 2/1/19	201,614	212,091
4.50% 7/1/19	273,564	287,781
4.50% 12/1/19	95,322	100,068
4.50% 4/1/21	74,682	78,400
4.50% 1/1/23	85,440	89,775
4.50% 4/1/23	147,576	155,064
4.50% 5/1/23	293,036	307,905
4.50% 6/1/23	18,079	18,996
4.50% 12/1/23	34,055	35,783
4.50% 6/1/24	13,835	14,567
4.50% 7/1/24	487,971	514,398
4.50% 8/1/24	192,807	203,336
4.50% 11/1/24	417,705	439,797
4.50% 5/1/25	171,093	180,141
5.00% 10/1/17	23,208	24,522
5.00% 4/1/18	443,342	468,592
5.00% 1/1/22	425,521	455,783
5.00% 6/1/22	205,319	219,888
5.00% 4/1/23	305,435	327,114
5.00% 1/1/25	43,478	45,982
5.00% 3/1/25	735,331	787,740
5.00% 7/1/25	168,877	179,152
5.50% 12/1/13	15,164	15,372
5.50% 12/1/15	58,101	61,570
5.50% 11/1/16	331,231	351,448
5.50% 11/1/17	263,072	267,174
5.50% 4/1/18	135,067	144,070
5.50% 11/1/21	2,778	2,961
5.50% 6/1/23	47,114	51,014
5.50% 7/1/24	350,956	372,377

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
5.50% 12/1/24	419,979	$456,019
6.00% 12/1/22	151,690	165,609
6.00% 11/1/23	220,850	242,542
Freddie Mac S.F. 15 yr TBA
3.00% 7/1/28	5,000,000	5,136,914
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,934,976	2,865,181
3.00% 1/1/43	6,361,319	6,210,044
3.00% 3/1/43	7,424,077	7,247,529
3.00% 4/1/43	4,953,338	4,835,622
3.50% 2/1/42	4,143,039	4,202,345
3.50% 5/1/42	4,100,252	4,158,946
4.00% 5/1/39	744,032	773,878
4.00% 2/1/40	246,215	256,092
4.00% 5/1/40	401,252	417,502
4.00% 8/1/40	94,911	98,755
4.00% 9/1/40	802,837	835,351
4.00% 11/1/40	6,374,421	6,693,258
4.00% 12/1/40	1,942,282	2,020,941
4.00% 2/1/41	2,434,982	2,552,315
4.00% 12/1/41	644,356	671,895
4.00% 1/1/42	1,432,706	1,498,784
4.00% 3/1/42	242,503	252,617
4.00% 6/1/42	24,114	25,145
4.50% 2/1/39	211,294	222,339
4.50% 4/1/39	82,818	87,197
4.50% 5/1/39	260,371	279,544
4.50% 6/1/39	1,983,184	2,118,958
4.50% 7/1/39	454,706	478,476
4.50% 9/1/39	1,301,053	1,426,892
4.50% 10/1/39	613,269	654,922
4.50% 1/1/40	3,248,875	3,500,608
4.50% 2/1/40	2,008,658	2,164,015
4.50% 7/1/40	403,272	425,013
4.50% 9/1/40	1,787,478	1,927,348
4.50% 2/1/41	6,713,405	7,206,453
4.50% 3/1/41	797,778	856,074
5.00% 10/1/34	567,608	620,062
5.00% 2/1/35	110,457	118,120
5.00% 8/1/35	255,501	273,226
5.00% 10/1/35	124,239	132,858
5.00% 11/1/35	47,579	50,880
5.00% 12/1/35	430,375	460,232
5.00% 2/1/37	344,909	367,716
5.00% 4/1/37	393,814	419,852
5.00% 5/1/37	414,057	441,433
5.00% 12/1/37	1,097,464	1,170,029
5.00% 1/1/38	14,400	15,352
5.00% 4/1/38	13,598	14,497
5.00% 6/1/38	650,425	693,429
5.00% 7/1/38	75,295	80,274

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 9/1/38	33,101	$35,289
5.00% 10/1/38	645,990	688,701
5.00% 12/1/38	531,382	566,516
5.00% 1/1/39	160,432	171,040
5.00% 2/1/39	216,110	230,399
5.00% 3/1/39	888,983	969,764
5.00% 8/1/39	225,330	246,403
5.00% 9/1/39	1,586,723	1,720,826
5.00% 1/1/40	1,414,915	1,537,104
5.00% 5/1/40	554,319	602,290
5.00% 6/1/40	3,022,613	3,294,382
5.00% 9/1/40	379,656	404,757
5.00% 3/1/41	1,034,535	1,128,605
5.50% 8/1/33	117,382	127,404
5.50% 6/1/34	284,772	308,359
5.50% 6/1/35	203,443	220,293
5.50% 11/1/35	371,714	401,640
5.50% 1/1/37	244,704	263,574
5.50% 5/1/37	290,347	312,736
5.50% 7/1/37	115,731	125,526
5.50% 1/1/38	1,319,483	1,421,231
5.50% 2/1/38	289,137	310,620
5.50% 5/1/38	1,768,580	1,904,021
5.50% 6/1/38	77,704	83,477
5.50% 8/1/38	244,413	265,777
5.50% 12/1/38	301,565	324,227
5.50% 8/1/39	407,622	438,692
5.50% 12/1/39	1,162,385	1,253,236
5.50% 3/1/40	964,007	1,035,635
5.50% 4/1/40	1,805,807	1,939,982
5.50% 5/1/40	1,002,349	1,076,825
5.50% 6/1/41	225,013	241,732
6.00% 8/1/36	75,513	81,797
6.00% 11/1/36	214,620	233,092
6.00% 4/1/37	3,114	3,382
6.00% 5/1/37	447,821	485,740
6.00% 8/1/37	920,199	998,117
6.00% 9/1/37	532,991	580,974
6.00% 10/1/37	156,297	170,418
6.00% 11/1/37	821,697	891,274
6.00% 12/1/37	39,591	43,195
6.00% 6/1/38	95,082	103,083
6.00% 7/1/38	193,366	209,638
6.00% 8/1/38	178,237	193,236
6.00% 9/1/38	124,808	135,312
6.00% 10/1/38	307,691	333,585
6.00% 11/1/38	142,185	154,150
6.00% 3/1/39	135,653	147,068
6.00% 4/1/39	96,613	105,414
6.00% 9/1/39	470,982	511,203
6.00% 12/1/39	436,612	473,897
6.00% 5/1/40	1,442,590	1,564,741

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.50% 11/1/36	598,037	$672,044
6.50% 8/1/37	281,295	316,105
6.50% 10/1/37	68,409	76,929
6.50% 6/1/38	82,173	92,407
6.50% 4/1/39	388,591	436,986
Freddie Mac S.F. 30 yr TBA
3.50% 7/1/43	9,250,000	9,368,516
4.00% 7/1/43	1,000,000	1,039,883
GNMA I S.F. 30 yr
3.00% 9/15/42	2,827,463	2,801,966
3.00% 11/15/42	2,422,106	2,400,264
3.00% 12/15/42	742,617	735,920
3.50% 10/15/40	506,277	520,686
3.50% 1/15/41	189,852	195,145
3.50% 7/15/41	105,660	109,107
3.50% 10/15/41	1,544,229	1,587,281
3.50% 3/15/42	131,788	135,462
3.50% 6/15/42	5,795,923	5,957,510
3.50% 7/15/42	2,239,347	2,301,779
3.50% 10/15/42	737,081	757,631
3.50% 4/15/43	2,461,471	2,530,096
4.00% 6/15/39	220,478	231,829
4.00% 7/15/39	326,297	343,097
4.00% 8/15/39	286,414	301,159
4.00% 8/15/40	1,526,876	1,613,618
4.00% 10/15/40	1,196,275	1,271,301
4.00% 12/15/40	1,610,644	1,722,804
4.00% 1/15/41	1,624,020	1,737,282
4.00% 9/15/41	2,779,021	2,918,100
4.50% 1/15/39	2,000,001	2,128,465
4.50% 2/15/39	500,050	532,696
4.50% 3/15/39	2,908,309	3,098,179
4.50% 4/15/39	282,144	300,345
4.50% 5/15/39	240,115	259,574
4.50% 6/15/39	866,489	923,057
4.50% 7/15/39	1,052,394	1,121,100
4.50% 8/15/39	164,786	175,545
4.50% 9/15/39	855,843	911,749
4.50% 10/15/39	1,996,596	2,178,352
4.50% 11/15/39	1,406,260	1,500,767
4.50% 12/15/39	576,045	614,905
4.50% 1/15/40	2,773,568	2,977,161
4.50% 4/15/40	746,238	798,242
4.50% 5/15/40	761,221	822,966
4.50% 6/15/40	1,947,979	2,099,560
4.50% 7/15/40	429,660	459,602
4.50% 8/15/40	846,453	905,440
4.50% 9/15/40	551,532	588,655
4.50% 1/15/41	505,086	541,557
4.50% 2/15/41	4,591,189	4,922,218
4.50% 3/15/41	673,899	716,513
4.50% 6/15/41	568,284	604,219

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 7/15/41	77,294	$82,734
5.00% 3/15/35	160,359	173,947
5.00% 3/15/38	66,932	72,249
5.00% 4/15/38	61,995	66,919
5.00% 5/15/38	10,380	11,204
5.00% 8/15/38	58,307	62,938
5.00% 11/15/38	60,401	65,198
5.00% 1/15/39	693,223	750,738
5.00% 4/15/39	884,541	957,929
5.00% 5/15/39	2,603,776	2,826,663
5.00% 6/15/39	1,820,553	1,995,579
5.00% 9/15/39	4,060,272	4,469,146
5.00% 10/15/39	388,494	421,515
5.00% 11/15/39	882,985	971,166
5.00% 1/15/40	2,703,314	2,964,413
5.00% 2/15/40	1,158,114	1,273,245
5.00% 4/15/40	978,561	1,067,148
5.00% 7/15/40	1,013,223	1,098,919
5.00% 8/15/41	424,184	459,011
5.50% 10/15/33	559,313	613,398
5.50% 4/15/37	138,191	151,307
5.50% 7/15/37	76,033	82,868
5.50% 1/15/38	2,931	3,194
5.50% 2/15/38	637,823	696,099
5.50% 7/15/38	5,903	6,432
5.50% 8/15/38	149,140	162,510
5.50% 9/15/38	1,392,520	1,519,093
5.50% 12/15/38	239,478	260,947
5.50% 1/15/39	298,034	324,728
5.50% 5/15/39	807,038	880,238
5.50% 7/15/39	20,391	22,217
5.50% 10/15/39	808,000	881,225
5.50% 4/15/40	1,313,795	1,445,324
5.50% 2/15/41	209,427	228,308
6.00% 5/15/37	291,235	323,291
6.00% 1/15/38	314,909	349,584
6.00% 3/15/38	15,347	17,037
6.00% 5/15/38	699,811	777,900
6.00% 7/15/38	405,781	450,662
6.00% 8/15/38	511,710	568,055
6.00% 10/15/38	457,404	507,770
6.00% 11/15/38	284,339	315,648
6.00% 12/15/38	588,822	653,659
6.00% 1/15/39	100,286	111,346
6.00% 5/15/39	8,035	8,926
6.00% 6/15/39	14,613	16,234
6.00% 8/15/39	18,233	20,259
6.00% 10/15/39	38,716	42,986
6.00% 6/15/40	24,492	27,504
6.00% 12/15/40	2,143,386	2,378,010
6.50% 8/15/37	185,638	211,368
6.50% 3/15/38	34,996	39,476

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.50% 5/15/38	69,352	$78,229
6.50% 7/15/38	124,502	139,969
6.50% 8/15/38	4,030	4,376
6.50% 9/15/38	78,518	85,003
6.50% 10/15/38	70,321	79,665
6.50% 2/15/39	582,696	657,297
6.50% 8/15/39	39,068	44,201
GNMA II S.F. 30 yr
3.00% 11/20/42	1,937,425	1,919,729
3.00% 12/20/42	977,078	968,154
3.00% 1/20/43	2,948,525	2,921,595
3.00% 2/20/43	3,465,330	3,437,412
3.00% 3/20/43	5,954,559	5,903,869
3.00% 6/20/43	2,500,000	2,477,166
3.50% 4/20/42	1,715,040	1,763,141
3.50% 6/20/42	2,244,888	2,307,849
3.50% 10/20/42	1,875,757	1,928,366
3.50% 12/20/42	3,834,121	3,941,864
3.50% 3/20/43	1,482,396	1,524,229
3.50% 5/20/43	4,488,280	4,614,528
4.00% 5/20/39	2,500,000	2,628,088
4.00% 8/20/40	1,417,114	1,490,983
4.00% 10/20/41	244,412	257,569
4.00% 11/20/41	4,064,637	4,272,822
4.00% 12/20/41	1,691,837	1,778,469
4.00% 8/20/42	1,844,378	1,939,971
GNMA II S.F. 30 yr TBA 3.50% 7/1/43	1,000,000	1,026,250

Total Agency Mortgage-Backed Securities (Cost $562,290,769)		564,122,295

AGENCY OBLIGATIONS–4.59%
Fannie Mae
0.375% 3/16/15	1,000,000	1,000,536
0.50% 5/27/15	1,100,000	1,102,316
0.50% 7/2/15	1,500,000	1,502,736
0.50% 8/20/15	500,000	499,928
0.50% 10/22/15	250,000	249,595
0.50% 3/28/16	200,000	199,130
0.50% 5/20/16	225,000	223,496
0.52% 5/20/16	1,000,000	992,479
0.52% 5/27/16	125,000	124,244
0.625% 10/30/14	500,000	502,292
0.70% 5/22/17	400,000	392,866
0.75% 12/19/14	1,000,000	1,006,439
0.75% 2/1/16	250,000	250,130
0.80% 2/13/15	100,000	100,376
0.875% 8/28/14	2,000,000	2,014,644
0.875% 10/26/17	750,000	733,952
0.875% 12/20/17	500,000	487,619
0.875% 2/8/18	1,000,000	971,974
0.875% 5/21/18	1,750,000	1,693,321

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.90% 11/7/17	750,000	$734,016
1.00% 8/21/17	100,000	98,510
1.00% 5/21/18	300,000	291,704
1.10% 4/17/18	200,000	195,194
1.125% 6/28/17	500,000	495,836
1.625% 10/26/15	1,000,000	1,025,376
1.70% 10/4/19	125,000	121,247
1.75% 1/30/19	1,100,000	1,088,527
1.875% 10/15/15	100,000	102,866
2.375% 7/28/15	500,000	520,024
2.375% 4/11/16	2,000,000	2,092,488
2.625% 11/20/14	700,000	722,967
3.00% 9/16/14	500,000	516,930
3.40% 9/27/32	250,000	235,739
4.625% 10/15/14	2,500,000	2,639,963
4.875% 12/15/16	500,000	566,239
5.00% 3/2/15	200,000	215,478
5.00% 4/15/15	1,500,000	1,623,755
5.00% 3/15/16	1,000,000	1,115,922
5.00% 2/13/17	1,000,000	1,140,849
5.00% 5/11/17	500,000	571,142
5.375% 6/12/17	600,000	695,061
5.625% 7/15/37	100,000	124,481
6.00% 4/18/36	100,000	113,111
6.25% 5/15/29	500,000	651,750
6.625% 11/15/30	300,000	408,268
7.125% 1/15/30	500,000	706,302
7.25% 5/15/30	500,000	718,610
8.95% 2/12/18	1,000,000	1,331,382
Federal Farm Credit Banks
1.50% 11/16/15	250,000	255,607
2.50% 6/20/22	125,000	119,753
3.00% 9/22/14	300,000	310,174
4.875% 12/16/15	1,000,000	1,103,792
4.875% 1/17/17	300,000	340,969
5.125% 8/25/16	100,000	113,399
Federal Home Loan Banks
0.25% 1/16/15	500,000	499,889
0.25% 2/20/15	500,000	499,497
0.80% 6/24/16	2,250,000	2,239,578
1.20% 11/21/18	750,000	728,486
2.125% 12/21/15	250,000	259,801
2.25% 9/8/17	500,000	518,413
2.75% 12/12/14	200,000	207,224
2.75% 3/13/15	500,000	520,564
2.875% 6/12/15	500,000	524,310
4.125% 3/13/20	400,000	443,276
4.625% 9/11/20	1,000,000	1,154,122
4.875% 5/17/17	200,000	227,534
5.00% 11/17/17	1,700,000	1,953,683
5.375% 5/18/16	2,000,000	2,264,972
5.375% 5/15/19	1,000,000	1,177,792

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
5.50% 8/13/14	3,000,000	$3,179,175
5.50% 7/15/36	300,000	370,145
Federal Home Loan Mortgage
0.32% 4/29/15	750,000	749,048
0.35% 11/26/14	250,000	250,028
0.50% 2/5/15	250,000	250,084
0.50% 4/17/15	2,500,000	2,507,090
0.55% 2/13/15	100,000	100,235
0.55% 2/27/15	100,000	99,971
0.625% 12/29/14	750,000	753,680
0.65% 1/30/15	100,000	100,272
0.75% 11/25/14	1,000,000	1,006,860
0.75% 1/12/18	1,000,000	969,281
0.80% 1/13/15	200,000	200,532
0.85% 2/24/16	100,000	100,212
0.875% 3/7/18	1,250,000	1,210,978
1.00% 8/27/14	2,500,000	2,523,523
1.00% 6/30/15	100,000	100,392
1.00% 2/10/16	450,000	451,532
1.00% 2/24/16	200,000	200,909
1.00% 6/29/17	1,000,000	991,996
1.05% 4/30/18	200,000	194,240
1.10% 4/25/18	425,000	414,652
1.25% 8/1/19	500,000	477,489
1.55% 5/8/20	150,000	143,670
1.75% 9/10/15	500,000	513,966
1.75% 5/30/19	500,000	492,917
2.00% 8/25/16	500,000	518,391
2.00% 7/30/19	100,000	98,314
2.00% 7/23/21	100,000	95,680
2.25% 1/23/17	100,000	101,170
2.375% 1/13/22	1,495,000	1,455,589
2.50% 5/27/16	500,000	525,412
2.50% 4/17/23	500,000	478,879
2.625% 6/13/23	300,000	289,339
2.875% 2/9/15	1,000,000	1,040,866
3.00% 7/28/14	500,000	514,507
3.75% 3/27/19	700,000	770,469
4.375% 7/17/15	1,000,000	1,080,570
4.75% 11/17/15	1,000,000	1,099,464
4.75% 1/19/16	750,000	829,190
4.875% 6/13/18	1,150,000	1,327,828
5.00% 7/15/14	500,000	524,824
5.00% 11/13/14	200,000	212,887
5.00% 2/16/17	500,000	569,714
5.00% 4/18/17	1,000,000	1,141,092
5.125% 11/17/17	250,000	289,343
5.25% 4/18/16	1,000,000	1,126,423
5.50% 8/23/17	500,000	583,958
5.625% 11/23/35	100,000	108,835
6.25% 7/15/32	750,000	996,961
6.75% 9/15/29	100,000	137,462

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
6.75% 3/15/31	300,000	$410,987
Financing
9.40% 2/8/18	480,000	642,608
10.70% 10/6/17	150,000	206,753
Tennessee Valley Authority
3.875% 2/15/21	400,000	433,255
4.625% 9/15/60	150,000	144,778
4.65% 6/15/35	500,000	527,468
4.70% 7/15/33	200,000	215,942
4.875% 12/15/16	100,000	113,256
5.25% 9/15/39	225,000	254,097
5.375% 4/1/56	200,000	228,359
5.50% 7/18/17	100,000	116,066
5.88% 4/1/36	75,000	93,313
6.15% 1/15/38	100,000	128,104
7.125% 5/1/30	100,000	138,251

Total Agency Obligations (Cost $87,136,038)		88,297,926

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.70%
Banc of America Merrill Lynch Commercial Mortgage
Series 2005-4 A5A 4.933% 7/10/45	500,000	532,928
Series 2006-6 A3 5.369% 10/10/45	250,000	255,905
Series 2006-6 A4 5.356% 10/10/45	450,000	490,394
•Series 2007-2 A2 5.634% 4/10/49	50,942	51,506
•Series 2007-2 A4 5.793% 4/10/49	400,000	448,188
•Series 2007-3 A4 5.857% 6/10/49	200,000	223,950
Series 2007-5 A4 5.492% 2/10/51	25,000	27,881
Bear Stearns Commercial Mortgage Securities Trust
•Series 2004-T16 A6 4.75% 2/13/46	399,337	413,760
•Series 2006-PW12 A4 5.902% 9/11/38	100,000	110,387
Series 2006-PW13 A4 5.54% 9/11/41	150,000	165,871
Series 2006-T24 A4 5.537% 10/12/41	1,000,000	1,110,391
•Series 2007-PW16 A4 5.905% 6/11/40	250,000	282,395
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	565,601
Series 2007-PW18 A4 5.70% 6/11/50	360,000	408,852
•Series 2007-TOP28 5.835% 9/11/42	1,075,000	1,187,282
•Citigroup Commercial Mortgage Trust
Series 2007-C6 A4 5.885% 12/10/49	400,000	452,851
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.484% 1/15/46	650,000	702,545
Series 2006-CD3 A5 5.617% 10/15/48	500,000	551,946
Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,382,975
•COBALT Commercial Mortgage Trust
Series 2007-C2 A3 5.484% 4/15/47	450,000	499,969
Commerical Mortgage Pass-Through Certificates
®Series 2004-LB2A A4 4.715% 3/10/39	208,662	211,560
•®Series 2005-C6 A5A 5.116% 6/10/44	250,000	267,989
•®Series 2006-C7 A4 5.94% 6/10/46	599,000	658,403
®Series 2006-C8 A2B 5.248% 12/10/46	50,525	50,661
•®Series 2007-C9 A4 5.993% 12/10/49	500,000	566,909

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates (continued)
®Series 2013-LC6 3.282% 1/10/46	1,000,000	$935,775
•Credit Suisse First Boston Mortgage
Securities Series 2005-C1 A4
5.014% 2/15/38	195,846	204,241
Credit Suisse Mortgage Capital Certificates
•®Series 2006-C3 A3 5.989% 6/15/38	1,030,669	1,135,309
•®Series 2007-C3 A4 5.871% 6/15/39	189,001	210,042
•®Series 2008-C1 A3 6.253% 2/15/41	200,000	228,080
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.471% 11/10/45	250,000	270,381
Series 2007-C1 A4 5.543% 12/10/49	725,000	804,116
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	445,450	471,368
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	108,922
•Series 2007-GG10 A4 5.982% 8/10/45	500,000	557,179
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.799% 8/10/42	250,000	260,793
•Series 2006-GG7 A4 6.056% 7/10/38	500,000	554,227
Series 2007-GG11 A4 5.736% 12/10/49	100,000	111,996
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 A4 5.335% 8/12/37	494,984	523,219
•Series 2005-CB13 AM 5.513% 1/12/43	500,000	531,387
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	274,569
Series 2006-CB17 A4 5.429% 12/12/43	365,000	401,038
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	109,842
Series 2007-C1 A3 5.79% 2/15/51	1,000,000	1,027,405
Lehman Brothers-UBS Commercial Mortgage Trust
•Series 2005-C7 A4 5.197% 11/15/30	200,000	214,425
•Series 2006-C4 A4 6.061% 6/15/38	918,000	1,018,891
Series 2006-C6 A4 5.372% 9/15/39	250,000	275,004
•Series 2007-C6 A4 5.858% 7/15/40	600,000	664,454
•Series 2007-C7 A3 5.866% 9/15/45	888,152	989,929
•Series 2008-C1 A2 6.32% 4/15/41	350,000	407,356
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 6.038% 6/12/50	255,000	286,288
Series 2008-C1 A3 5.71% 2/12/51	354,328	365,485
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	137,607	138,539
•Series 2006-4 A3 5.172% 12/12/49	750,000	819,485
Series 2007-5 A4 5.378% 8/12/48	320,000	351,295
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 3.102% 5/15/46	725,000	680,700
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	477,811
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	784,323
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	534,262
•Series 2007-HQ12 A4 5.763% 4/12/49	200,000	203,796
•Series 2007-HQ12 A5 5.763% 4/12/49	250,000	270,861

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I (continued)
•Series 2007-IQ15 A4 6.09% 6/11/49	250,000	$281,202
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	983,645
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C21 A4 5.414% 10/15/44	868,879	934,139
•Series 2006-C27 AM 5.795% 7/15/45	250,000	272,658
•Series 2007-C32 A3 5.937% 6/15/49	200,000	223,698
•Series 2007-C33 A5 6.122% 2/15/51	500,000	569,011
Series 2007-C34 A3 5.678% 5/15/46	500,000	560,897

Total Commercial Mortgage-Backed Securities (Cost $29,440,710)		32,649,142

CORPORATE BONDS–22.46%
Aerospace & Defense–0.38%
Boeing
3.50% 2/15/15	100,000	104,713
4.875% 2/15/20	200,000	228,623
6.00% 3/15/19	100,000	119,199
6.125% 2/15/33	50,000	60,129
6.875% 3/15/39	100,000	131,483
Boeing Capital 2.125% 8/15/16	100,000	102,840
Embraer Overseas
5.15% 6/15/22	50,000	50,250
6.375% 1/15/20	100,000	110,500
General Dynamics
1.00% 11/15/17	100,000	96,500
2.25% 7/15/16	150,000	154,862
2.25% 11/15/22	150,000	135,996
Honeywell International
4.25% 3/1/21	50,000	54,774
5.00% 2/15/19	100,000	114,445
5.30% 3/1/18	100,000	114,051
5.375% 3/1/41	65,000	75,055
5.70% 3/15/36	150,000	174,434
5.70% 3/15/37	100,000	117,015
L-3 Communications
3.95% 11/15/16	100,000	105,716
4.75% 7/15/20	100,000	105,037
4.95% 2/15/21	100,000	105,755
Lockheed Martin
3.35% 9/15/21	100,000	99,689
4.07% 12/15/42	279,000	244,586
4.25% 11/15/19	200,000	218,045
4.85% 9/15/41	100,000	98,004
Northrop Grumman
1.75% 6/1/18	150,000	145,659
3.25% 8/1/23	250,000	237,079
3.50% 3/15/21	100,000	101,053
5.05% 11/15/40	100,000	99,964
Northrop Grumman Systems 7.75% 2/15/31	150,000	196,831

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Precision Castparts
1.25% 1/15/18	200,000	$194,654
2.50% 1/15/23	100,000	93,554
3.90% 1/15/43	50,000	45,488
Raytheon
2.50% 12/15/22	125,000	115,174
3.125% 10/15/20	200,000	201,577
4.40% 2/15/20	100,000	108,949
4.70% 12/15/41	200,000	200,557
6.40% 12/15/18	50,000	60,564
7.20% 8/15/27	100,000	125,895
Rockwell Collins 5.25% 7/15/19	50,000	56,853
Textron 6.20% 3/15/15	100,000	107,686
United Technologies
1.80% 6/1/17	150,000	150,691
3.10% 6/1/22	409,000	404,803
4.50% 4/15/20	210,000	233,924
4.50% 6/1/42	400,000	396,022
4.875% 5/1/15	100,000	107,783
5.375% 12/15/17	150,000	172,225
5.40% 5/1/35	200,000	223,591
6.05% 6/1/36	150,000	182,239
6.125% 2/1/19	100,000	118,775
6.125% 7/15/38	200,000	244,652

		7,247,943

Air Freight & Logistics–0.08%
FedEx
2.625% 8/1/22	55,000	51,149
3.875% 8/1/42	100,000	85,689
4.10% 4/15/43	100,000	88,642
8.00% 1/15/19	100,000	126,555
United Parcel Service
2.45% 10/1/22	125,000	118,092
3.125% 1/15/21	350,000	355,453
3.625% 10/1/42	75,000	65,912
4.875% 11/15/40	55,000	58,386
5.125% 4/1/19	200,000	230,261
6.20% 1/15/38	255,000	317,587

		1,497,726

Airlines–0.07%
®American Airlines Pass Through Trust Series 2009-1A 10.375% 7/2/19	81,742	86,647
Continental Airlines Pass Through Trust
®Series 2009-1 9.00% 7/8/16	166,025	190,514
®Series 2010-1 Class A 4.75% 1/12/21	92,319	98,781
®Series 2012-1 Class A 4.15% 4/11/24	250,000	245,625
Delta Air Lines Pass Through Trust
®Series 2009-1 Class A 7.75% 12/17/19	71,422	83,028
®Series 2010-1 Class A 6.20% 7/2/18	80,456	86,289
®Series 2010-2 Class A 4.95% 5/23/19	82,132	87,265

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
®Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A 3.90% 1/15/26	40,000	$38,200
Southwest Airlines 5.125% 3/1/17	100,000	107,897
US Airways Pass Through Trust
®Series 2012-1 Class A 5.90% 10/1/24	49,910	52,405
®Series 2012-2 Class A 4.625% 6/3/25	100,000	99,000
®Series 2013-1 Class A 3.95% 11/15/25	100,000	96,250

		1,271,901

Auto Components–0.02%
Johnson Controls
4.25% 3/1/21	60,000	62,821
5.00% 3/30/20	100,000	109,985
5.50% 1/15/16	100,000	109,934
5.70% 3/1/41	70,000	74,969

		357,709

Automobiles–0.04%
Daimler Finance North America 8.50% 1/18/31	200,000	283,718
Ford Motor
4.75% 1/15/43	200,000	176,918
7.45% 7/16/31	250,000	300,554

		761,190

Beverages–0.58%
Anheuser-Busch 6.45% 9/1/37	100,000	124,569
Anheuser-Busch InBev Finance
1.25% 1/17/18	250,000	242,990
2.625% 1/17/23	150,000	141,027
4.00% 1/17/43	100,000	90,929
Anheuser-Busch InBev Worldwide
0.80% 7/15/15	250,000	250,065
1.375% 7/15/17	250,000	246,291
2.50% 7/15/22	250,000	233,865
2.875% 2/15/16	45,000	47,115
3.625% 4/15/15	100,000	105,051
3.75% 7/15/42	136,000	118,325
4.125% 1/15/15	475,000	499,266
4.375% 2/15/21	30,000	32,718
5.375% 11/15/14	200,000	212,362
5.375% 1/15/20	400,000	461,794
6.375% 1/15/40	200,000	248,305
7.75% 1/15/19	500,000	633,154
8.20% 1/15/39	200,000	294,319
Beam
1.75% 6/15/18	250,000	245,123
5.375% 1/15/16	9,000	9,843
Bottling Group
5.125% 1/15/19	200,000	227,996
5.50% 4/1/16	250,000	279,081

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Brown-Forman
1.00% 1/15/18	250,000	$241,037
2.50% 1/15/16	100,000	103,592
3.75% 1/15/43	125,000	109,910
Coca-Cola
0.75% 3/13/15	150,000	150,588
1.50% 11/15/15	300,000	306,212
1.80% 9/1/16	245,000	250,164
3.15% 11/15/20	170,000	174,466
3.30% 9/1/21	250,000	256,057
5.35% 11/15/17	150,000	172,211
Coca-Cola Enterprises
3.50% 9/15/20	100,000	101,056
4.50% 9/1/21	200,000	213,304
Diageo Capital
1.50% 5/11/17	125,000	123,988
2.625% 4/29/23	350,000	326,296
3.875% 4/29/43	30,000	26,657
4.828% 7/15/20	100,000	113,115
5.50% 9/30/16	100,000	113,188
5.75% 10/23/17	100,000	115,136
5.875% 9/30/36	100,000	116,156
Diageo Finance
3.25% 1/15/15	100,000	103,934
5.30% 10/28/15	100,000	110,107
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	62,324
2.90% 1/15/16	200,000	208,360
6.82% 5/1/18	100,000	120,651
Fomento Economico Mexicano
2.875% 5/10/23	150,000	136,563
4.375% 5/10/43	200,000	175,102
Molson Coors Brewing 5.00% 5/1/42	250,000	241,036
PepsiCo
0.70% 2/26/16	187,000	185,687
0.75% 3/5/15	100,000	100,221
0.80% 8/25/14	240,000	240,773
1.25% 8/13/17	100,000	97,956
2.75% 3/1/23	250,000	237,040
3.00% 8/25/21	100,000	98,551
3.10% 1/15/15	200,000	207,566
3.125% 11/1/20	250,000	254,956
4.00% 3/5/42	100,000	90,610
4.50% 1/15/20	100,000	110,568
4.875% 11/1/40	100,000	102,484
5.00% 6/1/18	150,000	169,988
5.50% 1/15/40	150,000	167,791
7.90% 11/1/18	200,000	256,454

		11,236,043

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.21%
Amgen
2.125% 5/15/17	250,000	$251,269
2.30% 6/15/16	150,000	154,154
2.50% 11/15/16	100,000	103,406
3.625% 5/15/22	100,000	100,161
3.875% 11/15/21	200,000	206,213
4.10% 6/15/21	100,000	105,033
4.50% 3/15/20	150,000	163,623
4.85% 11/18/14	150,000	158,423
5.15% 11/15/41	250,000	249,909
5.65% 6/15/42	200,000	214,153
5.75% 3/15/40	200,000	215,400
6.15% 6/1/18	250,000	294,735
6.375% 6/1/37	100,000	116,393
6.40% 2/1/39	50,000	57,791
6.90% 6/1/38	150,000	184,602
Biogen Idec 6.875% 3/1/18	100,000	119,046
Celgene
3.25% 8/15/22	250,000	237,566
3.95% 10/15/20	100,000	103,759
Genentech
4.75% 7/15/15	100,000	107,936
5.25% 7/15/35	50,000	55,117
Genzyme 5.00% 6/15/20	100,000	112,189
Gilead Sciences
2.40% 12/1/14	200,000	204,517
4.50% 4/1/21	100,000	108,542
5.65% 12/1/41	250,000	279,081
GlaxoSmithKline Capital 2.80% 3/18/23	150,000	143,048

		4,046,066

Building Products–0.03%
CRH America
6.00% 9/30/16	150,000	169,043
8.125% 7/15/18	125,000	152,255
Owens Corning
4.20% 12/15/22	212,000	205,821
7.00% 12/1/36	100,000	107,323

		634,442

Capital Markets–2.19%
Ameriprise Financial 7.30% 6/28/19	200,000	249,064
Bank of New York Mellon
0.70% 3/4/16	150,000	148,546
1.20% 2/20/15	45,000	45,382
f1.969% 6/20/17	250,000	251,727
2.30% 7/28/16	200,000	206,308
3.55% 9/23/21	200,000	204,210
4.15% 2/1/21	100,000	106,531
4.95% 3/15/15	150,000	160,337
5.45% 5/15/19	100,000	115,661

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bear Stearns
4.65% 7/2/18	100,000	$108,146
5.30% 10/30/15	200,000	218,466
5.55% 1/22/17	300,000	328,907
5.70% 11/15/14	250,000	266,412
7.25% 2/1/18	300,000	357,578
BlackRock
3.375% 6/1/22	150,000	150,247
3.50% 12/10/14	200,000	208,142
5.00% 12/10/19	100,000	113,581
6.25% 9/15/17	100,000	117,842
China Development Bank 5.00% 10/15/15	100,000	108,250
Comerica Bank 5.75% 11/21/16	100,000	113,828
Credit Suisse USA
4.875% 1/15/15	100,000	105,933
5.125% 8/15/15	300,000	324,092
5.375% 3/2/16	250,000	276,798
5.85% 8/16/16	100,000	113,636
Deutsche Bank
3.25% 1/11/16	200,000	209,548
3.875% 8/18/14	250,000	258,513
•4.296% 5/24/28	200,000	185,032
6.00% 9/1/17	500,000	576,050
Discover Bank 2.00% 2/21/18	250,000	242,235
Export-Import Bank of Korea
1.25% 11/20/15	200,000	198,213
3.75% 10/20/16	200,000	210,549
4.00% 1/11/17	100,000	105,139
4.00% 1/29/21	100,000	99,671
4.125% 9/9/15	100,000	105,581
5.00% 4/11/22	250,000	266,193
5.125% 6/29/20	100,000	106,373
5.875% 1/14/15	200,000	213,044
Franklin Resources 4.625% 5/20/20	100,000	108,650
Goldman Sachs Capital I 6.345% 2/15/34	200,000	192,712
Goldman Sachs Group
2.375% 1/22/18	500,000	491,442
3.30% 5/3/15	300,000	309,355
3.625% 2/7/16	300,000	313,352
3.625% 1/22/23	450,000	431,405
3.70% 8/1/15	700,000	729,666
5.00% 10/1/14	170,000	177,548
5.125% 1/15/15	200,000	211,051
5.25% 7/27/21	400,000	428,666
5.35% 1/15/16	150,000	162,820
5.375% 3/15/20	200,000	217,318
5.50% 11/15/14	150,000	158,573
5.625% 1/15/17	500,000	542,329
5.75% 10/1/16	200,000	222,644

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
5.75% 1/24/22	250,000	$276,224
5.95% 1/18/18	200,000	223,993
5.95% 1/15/27	200,000	206,130
6.00% 6/15/20	500,000	562,620
6.125% 2/15/33	250,000	274,240
6.15% 4/1/18	500,000	564,006
6.25% 9/1/17	300,000	340,277
6.25% 2/1/41	255,000	289,407
6.45% 5/1/36	100,000	100,920
6.75% 10/1/37	800,000	821,955
7.50% 2/15/19	225,000	267,518
Jefferies Group
5.125% 1/20/23	150,000	149,121
6.25% 1/15/36	100,000	97,000
8.50% 7/15/19	200,000	242,000
KFW
0.50% 4/19/16	250,000	248,214
0.625% 4/24/15	1,000,000	1,004,285
0.875% 9/5/17	350,000	343,728
1.00% 1/12/15	500,000	504,964
1.25% 10/26/15	500,000	507,340
1.25% 2/15/17	750,000	753,463
2.00% 6/1/16	700,000	724,593
2.00% 10/4/22	700,000	658,298
2.125% 1/17/23	500,000	471,354
2.625% 3/3/15	200,000	207,349
2.625% 2/16/16	700,000	734,977
2.75% 10/21/14	300,000	309,309
2.75% 9/8/20	500,000	512,232
4.00% 1/27/20	750,000	833,728
4.125% 10/15/14	500,000	523,639
^4.349% 6/29/37	100,000	39,602
4.375% 3/15/18	350,000	395,168
4.50% 7/16/18	300,000	341,099
4.875% 1/17/17	500,000	565,916
4.875% 6/17/19	500,000	580,512
5.125% 3/14/16	100,000	111,730
^5.241% 4/18/36	200,000	83,832
Korea Development Bank
3.25% 3/9/16	200,000	207,220
3.50% 8/22/17	250,000	255,812
3.875% 5/4/17	200,000	205,967
4.00% 9/9/16	100,000	106,156
Lazard Group 7.125% 5/15/15	100,000	108,634
Lloyds TSB Bank 6.375% 1/21/21	300,000	346,806
Merrill Lynch
5.00% 1/15/15	400,000	421,347
5.45% 7/15/14	250,000	260,780
6.11% 1/29/37	200,000	197,480
6.40% 8/28/17	200,000	226,041
6.875% 4/25/18	500,000	576,060

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Merrill Lynch (continued)
6.875% 11/15/18	300,000	$349,808
7.75% 5/14/38	200,000	229,453
Morgan Stanley
1.75% 2/25/16	150,000	148,696
2.125% 4/25/18	300,000	287,434
2.875% 7/28/14	140,000	142,623
3.45% 11/2/15	200,000	206,488
3.75% 2/25/23	250,000	239,548
4.00% 7/24/15	100,000	104,286
4.10% 1/26/15	300,000	313,069
4.10% 5/22/23	350,000	324,015
4.20% 11/20/14	225,000	232,836
4.75% 3/22/17	250,000	265,390
4.875% 11/1/22	250,000	247,433
5.375% 10/15/15	200,000	214,211
5.45% 1/9/17	300,000	324,485
5.50% 1/26/20	200,000	214,974
5.50% 7/28/21	300,000	320,872
5.55% 4/27/17	350,000	378,951
5.625% 9/23/19	350,000	376,686
5.75% 10/18/16	200,000	220,947
5.75% 1/25/21	650,000	706,633
5.95% 12/28/17	300,000	333,192
6.00% 4/28/15	300,000	321,789
6.25% 8/9/26	100,000	109,847
6.375% 7/24/42	250,000	279,890
6.625% 4/1/18	500,000	567,312
7.25% 4/1/32	100,000	120,140
7.30% 5/13/19	300,000	348,908
fMurray Street Investment Trust I 4.647% 3/9/17	300,000	317,891
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	103,469
Nomura Holdings
2.00% 9/13/16	150,000	148,440
4.125% 1/19/16	300,000	314,978
5.00% 3/4/15	100,000	105,633
6.70% 3/4/20	83,000	95,256
Northern Trust 3.45% 11/4/20	100,000	103,119
Oesterreichische Kontrollbank
1.125% 7/6/15	300,000	302,760
1.125% 5/29/18	200,000	194,354
2.00% 6/3/16	300,000	309,151
4.875% 2/16/16	200,000	220,982
Raymond James Financial 8.60% 8/15/19	200,000	249,005
Rentenbank
1.00% 4/4/18	200,000	194,504
1.375% 10/23/19	300,000	286,659
2.375% 9/13/17	300,000	311,951
2.50% 2/15/16	200,000	209,073
3.125% 7/15/15	200,000	210,044

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Rentenbank (continued)
5.125% 2/1/17	400,000	$455,537
Schwab (Charles)
3.225% 9/1/22	100,000	97,068
4.45% 7/22/20	100,000	108,207
TD Ameritrade Holding 4.15% 12/1/14	100,000	104,738

		42,029,077

Chemicals–0.45%
Agrium
3.15% 10/1/22	100,000	94,198
6.125% 1/15/41	45,000	49,018
6.75% 1/15/19	100,000	118,217
Air Products & Chemicals
2.00% 8/2/16	55,000	56,395
4.375% 8/21/19	50,000	55,456
Airgas 2.90% 11/15/22	150,000	139,179
Cabot 5.00% 10/1/16	50,000	55,120
CF Industries
3.45% 6/1/23	38,000	36,594
4.95% 6/1/43	38,000	36,221
7.125% 5/1/20	200,000	239,605
Dow Chemical
2.50% 2/15/16	260,000	268,310
4.25% 11/15/20	200,000	211,280
4.375% 11/15/42	150,000	133,277
5.25% 11/15/41	100,000	99,671
5.70% 5/15/18	250,000	285,357
7.375% 11/1/29	125,000	158,225
8.55% 5/15/19	355,000	453,480
9.40% 5/15/39	100,000	146,800
duPont (E.I.) deNemours
2.80% 2/15/23	100,000	95,482
3.25% 1/15/15	350,000	364,205
3.625% 1/15/21	100,000	104,301
4.15% 2/15/43	100,000	96,489
4.25% 4/1/21	150,000	162,292
5.25% 12/15/16	25,000	28,376
5.75% 3/15/19	100,000	117,175
6.00% 7/15/18	200,000	236,570
6.50% 1/15/28	150,000	184,409
Eastman Chemical
3.60% 8/15/22	100,000	96,571
4.80% 9/1/42	250,000	237,500
5.50% 11/15/19	100,000	112,306
Ecolab
2.375% 12/8/14	100,000	102,024
3.00% 12/8/16	250,000	261,046
4.35% 12/8/21	200,000	211,517
FMC 3.95% 2/1/22	100,000	100,827
International Flavors & Fragrances 3.20% 5/1/23	50,000	47,543

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Lubrizol 8.875% 2/1/19	150,000	$197,407
LyondellBasell Industries
5.00% 4/15/19	500,000	544,735
6.00% 11/15/21	350,000	393,954
Monsanto
2.20% 7/15/22	100,000	92,184
2.75% 4/15/16	100,000	104,456
3.60% 7/15/42	125,000	107,921
5.125% 4/15/18	25,000	28,390
5.875% 4/15/38	50,000	59,514
NewMarket 4.10% 12/15/22	50,000	48,536
Potash
3.75% 9/30/15	100,000	106,155
4.875% 3/30/20	10,000	11,083
6.50% 5/15/19	145,000	173,941
PPG Industries
1.90% 1/15/16	100,000	101,793
3.60% 11/15/20	100,000	102,914
7.70% 3/15/38	96,000	126,839
Praxair
1.05% 11/7/17	175,000	169,055
1.25% 11/7/18	100,000	96,178
2.20% 8/15/22	100,000	91,747
2.70% 2/21/23	100,000	95,694
4.05% 3/15/21	100,000	106,790
4.50% 8/15/19	100,000	111,350
4.625% 3/30/15	101,000	107,891
RPM International 6.125% 10/15/19	100,000	115,003
Sherwin-Williams 3.125% 12/15/14	100,000	103,408
Syngenta Finance 3.125% 3/28/22	100,000	98,281
Valspar 7.25% 6/15/19	50,000	60,566
Westlake Chemical 3.60% 7/15/22	50,000	48,300

		8,599,121

Commercial Banks–1.80%
Abbey National Treasury Services 4.00% 4/27/16	150,000	158,599
American Express Bank 6.00% 9/13/17	250,000	288,315
American Express Centurion Bank
5.95% 6/12/17	100,000	114,214
6.00% 9/13/17	100,000	115,023
Australia & New Zealand Banking Group
0.90% 2/12/16	250,000	248,594
1.45% 5/15/18	250,000	242,092
Banco do Brasil 3.875% 10/10/22	300,000	263,640
BanColombia
4.25% 1/12/16	100,000	103,000
5.95% 6/3/21	200,000	213,500
Bank of America North America 6.00% 10/15/36	100,000	111,560
Bank of Montreal
2.50% 1/11/17	300,000	307,781

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Bank of Montreal (continued)
2.55% 11/6/22	300,000	$278,970
Bank of Nova Scotia
0.95% 3/15/16	100,000	99,604
1.375% 12/18/17	150,000	145,784
1.45% 4/25/18	250,000	241,175
1.85% 1/12/15	150,000	152,320
2.05% 10/7/15	200,000	205,375
2.55% 1/12/17	300,000	309,025
3.40% 1/22/15	300,000	312,073
Bank One 8.00% 4/29/27	100,000	134,566
Barclays Bank
2.75% 2/23/15	250,000	256,403
3.90% 4/7/15	150,000	156,989
5.00% 9/22/16	400,000	442,244
5.125% 1/8/20	250,000	276,959
5.14% 10/14/20	200,000	202,366
5.20% 7/10/14	300,000	313,038
BB&T
2.05% 6/19/18	350,000	345,308
3.20% 3/15/16	200,000	209,758
3.95% 4/29/16	100,000	107,205
4.90% 6/30/17	100,000	109,192
5.20% 12/23/15	100,000	109,286
BBVA US Senior 4.664% 10/9/15	300,000	309,203
BNP Paribas
2.375% 9/14/17	250,000	247,746
3.25% 3/11/15	300,000	309,854
3.25% 3/3/23	150,000	138,168
3.60% 2/23/16	200,000	209,661
5.00% 1/15/21	300,000	319,479
Canadian Imperial Bank of Commerce
1.55% 1/23/18	200,000	195,008
2.35% 12/11/15	150,000	155,282
Comerica 3.00% 9/16/15	100,000	104,531
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	249,820
1.95% 3/16/15	250,000	254,607
Compass Bank 6.40% 10/1/17	100,000	109,736
Credit Suisse New York
3.50% 3/23/15	200,000	208,734
4.375% 8/5/20	200,000	214,752
5.30% 8/13/19	100,000	112,647
6.00% 2/15/18	500,000	562,189
Fifth Third Bancorp
3.50% 3/15/22	200,000	198,610
3.625% 1/25/16	200,000	211,263
5.45% 1/15/17	100,000	109,676
8.25% 3/1/38	100,000	127,193
First Horizon National 5.375% 12/15/15	150,000	162,167
HSBC Bank USA
2.375% 2/13/15	250,000	255,572

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
HSBC Bank USA (continued)
5.00% 9/27/20	300,000	$314,757
5.625% 8/15/35	250,000	257,128
5.875% 11/1/34	100,000	106,727
7.00% 1/15/39	100,000	119,325
HSBC Holdings
4.00% 3/30/22	250,000	256,426
5.10% 4/5/21	300,000	330,131
6.10% 1/14/42	200,000	233,513
6.50% 5/2/36	200,000	222,405
6.50% 9/15/37	200,000	223,048
6.80% 6/1/38	200,000	230,770
Intesa Sanpaolo 3.875% 1/16/18	300,000	288,359
KeyBank
1.65% 2/1/18	250,000	244,281
5.45% 3/3/16	100,000	110,316
5.80% 7/1/14	150,000	156,906
KeyCorp 3.75% 8/13/15	100,000	105,370
National Australia Bank
2.00% 3/9/15	500,000	509,527
3.00% 1/20/23	500,000	470,008
National Bank of Canada 1.50% 6/26/15 .	250,000	253,100
National City
4.90% 1/15/15	300,000	318,151
6.875% 5/15/19	100,000	119,761
PNC Bank
2.70% 11/1/22	250,000	227,213
6.875% 4/1/18	150,000	180,091
PNC Funding
2.70% 9/19/16	200,000	208,308
3.30% 3/8/22	300,000	288,917
5.125% 2/8/20	100,000	110,032
5.25% 11/15/15	200,000	217,776
6.70% 6/10/19	150,000	180,081
Rabobank
1.70% 3/19/18	250,000	243,213
3.375% 1/19/17	400,000	420,443
3.875% 2/8/22	250,000	252,212
3.95% 11/9/22	250,000	239,529
4.50% 1/11/21	150,000	158,489
5.25% 5/24/41	150,000	154,636
Regions Financial 2.00% 5/15/18	250,000	236,598
Royal Bank of Canada
0.625% 12/4/15	250,000	248,673
0.80% 10/30/15	150,000	149,872
1.15% 3/13/15	300,000	302,436
1.20% 9/19/17	350,000	341,830
2.30% 7/20/16	100,000	102,980
2.625% 12/15/15	100,000	103,962
2.875% 4/19/16	200,000	209,519
Royal Bank of Scotland
3.95% 9/21/15	200,000	209,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Royal Bank of Scotland (continued)
4.375% 3/16/16	300,000	$317,758
4.875% 3/16/15	200,000	210,186
5.625% 8/24/20	150,000	162,935
Royal Bank of Scotland Group
2.55% 9/18/15	101,000	102,748
6.40% 10/21/19	300,000	333,764
Societe Generale 2.75% 10/12/17	150,000	150,532
Sumitomo Mitsui Banking
1.80% 7/18/17	250,000	247,226
3.20% 7/18/22	250,000	239,847
SunTrust Bank
5.00% 9/1/15	239,000	256,362
7.25% 3/15/18	200,000	240,122
SVB Financial Group 5.375% 9/15/20	150,000	164,669
Svenska Handelsbanken 3.125% 7/12/16	200,000	210,192
Toronto-Dominion Bank
1.375% 7/14/14	100,000	100,711
1.40% 4/30/18	350,000	340,106
2.50% 7/14/16	200,000	207,476
U.S. Bancorp
1.65% 5/15/17	150,000	149,677
2.20% 11/15/16	200,000	205,312
2.45% 7/27/15	200,000	206,136
2.95% 7/15/22	200,000	185,892
3.00% 3/15/22	150,000	145,915
3.15% 3/4/15	100,000	103,826
U.S. Bank 4.95% 10/30/14	350,000	369,499
UBS
3.875% 1/15/15	200,000	208,518
4.875% 8/4/20	345,000	381,526
5.75% 4/25/18	100,000	115,685
5.875% 7/15/16	200,000	220,341
5.875% 12/20/17	175,000	201,495
Union Bank 3.00% 6/6/16	250,000	261,942
Wachovia
5.50% 8/1/35	150,000	155,020
5.625% 10/15/16	100,000	112,482
5.75% 2/1/18	600,000	691,765
Wachovia Bank
5.85% 2/1/37	450,000	503,136
6.00% 11/15/17	300,000	342,668
6.60% 1/15/38	450,000	551,700
Wells Fargo
1.25% 2/13/15	800,000	804,888
1.50% 7/1/15	500,000	505,945
1.50% 1/16/18	250,000	244,097
3.45% 2/13/23	250,000	239,241
3.50% 3/8/22	300,000	303,961
3.625% 4/15/15	400,000	420,132
f3.676% 6/15/16	250,000	267,292

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Wells Fargo (continued)
3.75% 10/1/14	200,000	$207,271
4.60% 4/1/21	350,000	382,025
5.625% 12/11/17	150,000	170,674
Wells Fargo Capital X 5.95% 12/15/36	100,000	99,500
Westpac Banking
1.125% 9/25/15	200,000	200,958
1.60% 1/12/18	250,000	245,719
2.00% 8/14/17	250,000	251,105
3.00% 8/4/15	300,000	312,881
4.20% 2/27/15	200,000	211,200
4.875% 11/19/19	250,000	280,601
Zions Bancorp 7.75% 9/23/14	100,000	107,784

		34,648,118

Commercial Services & Supplies–0.12%
ADT
4.125% 6/15/23	120,000	113,256
4.875% 7/15/42	200,000	170,398
Avery Dennison 5.375% 4/15/20	50,000	52,610
Block Financial 5.125% 10/30/14	100,000	104,835
Cintas
2.85% 6/1/16	100,000	104,474
4.30% 6/1/21	60,000	62,938
Pitney Bowes
4.75% 1/15/16	100,000	105,189
4.75% 5/15/18	200,000	206,675
Republic Services
3.80% 5/15/18	100,000	105,743
4.75% 5/15/23	100,000	106,033
5.25% 11/15/21	100,000	109,979
5.50% 9/15/19	299,000	338,861
5.70% 5/15/41	50,000	54,733
Waste Management
6.125% 11/30/39	200,000	229,170
6.375% 3/11/15	150,000	163,474
7.00% 7/15/28	125,000	154,617
7.375% 3/11/19	100,000	120,755

		2,303,740

Communications Equipment–0.15%
Cisco Systems
2.90% 11/17/14	400,000	413,238
4.45% 1/15/20	300,000	332,516
4.95% 2/15/19	450,000	513,309
5.50% 2/22/16	230,000	256,990
5.50% 1/15/40	200,000	227,686
5.90% 2/15/39	300,000	357,200
Ericsson 4.125% 5/15/22	150,000	146,957
Harris
5.95% 12/1/17	150,000	168,101
6.375% 6/15/19	35,000	40,611

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Juniper Networks
4.60% 3/15/21	100,000	$102,780
5.95% 3/15/41	100,000	102,998
Motorola Solutions 6.00% 11/15/17	150,000	170,204

		2,832,590

Computers & Peripherals–0.23%
Apple
0.45% 5/3/16	200,000	197,991
1.00% 5/3/18	500,000	480,712
2.40% 5/3/23	622,000	578,128
3.85% 5/4/43	350,000	312,194
Dell
2.30% 9/10/15	100,000	99,560
5.65% 4/15/18	250,000	253,341
5.875% 6/15/19	100,000	101,434
6.50% 4/15/38	50,000	45,642
7.10% 4/15/28	50,000	49,438
EMC
1.875% 6/1/18	250,000	247,414
3.375% 6/1/23	250,000	245,891
Hewlett-Packard
2.35% 3/15/15	150,000	152,214
2.60% 9/15/17	225,000	224,927
3.00% 9/15/16	150,000	154,158
3.30% 12/9/16	300,000	311,667
4.375% 9/15/21	150,000	147,876
4.65% 12/9/21	350,000	350,637
5.50% 3/1/18	200,000	221,887
6.00% 9/15/41	155,000	150,035
Lexmark International 5.125% 3/15/20	100,000	100,677

		4,425,823

Construction & Engineering–0.02%
ABB Finance USA
2.875% 5/8/22	100,000	95,991
4.375% 5/8/42	187,000	180,537
#URS 144A 5.50% 4/1/22	100,000	103,366

		379,894

Consumer Finance–0.64%
American Express
1.55% 5/22/18	250,000	242,989
2.65% 12/2/22	115,000	106,399
4.05% 12/3/42	135,000	118,510
6.15% 8/28/17	300,000	347,968
•6.80% 9/1/66	100,000	107,125
7.00% 3/19/18	100,000	120,432
8.125% 5/20/19	100,000	129,389
American Express Credit
1.75% 6/12/15	250,000	253,513
2.375% 3/24/17	150,000	153,268
2.75% 9/15/15	200,000	207,564

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Express Credit (continued)
2.80% 9/19/16	200,000	$207,804
5.125% 8/25/14	100,000	104,837
Capital One Bank 8.80% 7/15/19	200,000	256,852
Capital One Financial
2.125% 7/15/14	200,000	202,396
2.15% 3/23/15	250,000	254,047
3.15% 7/15/16	60,000	62,364
4.75% 7/15/21	100,000	105,649
6.15% 9/1/16	100,000	111,672
Caterpillar Financial Services
1.05% 3/26/15	150,000	151,038
2.05% 8/1/16	125,000	127,974
2.65% 4/1/16	100,000	104,208
5.50% 3/15/16	200,000	222,554
7.15% 2/15/19	200,000	249,780
Discover Financial Services 5.20% 4/27/22	100,000	103,399
Ford Motor Credit
1.70% 5/9/16	200,000	196,873
2.375% 1/16/18	250,000	240,968
2.75% 5/15/15	1,000,000	1,014,450
3.00% 6/12/17	250,000	250,759
3.875% 1/15/15	200,000	206,226
3.984% 6/15/16	250,000	262,090
4.207% 4/15/16	250,000	261,334
5.00% 5/15/18	500,000	534,462
5.875% 8/2/21	750,000	819,013
7.00% 4/15/15	200,000	217,322
HSBC Finance
5.00% 6/30/15	500,000	535,058
6.676% 1/15/21	323,000	357,626
•HSBC Finance Capital Trust IX
5.911% 11/30/35	200,000	202,100
John Deere Capital
0.875% 4/17/15	100,000	100,458
1.70% 1/15/20	350,000	331,524
2.25% 6/7/16	100,000	103,248
2.25% 4/17/19	200,000	200,022
2.95% 3/9/15	180,000	186,866
5.50% 4/13/17	150,000	170,486
Paccar Financial
0.70% 11/16/15	150,000	149,940
1.60% 3/15/17	100,000	99,153
Toyota Motor Credit
0.80% 5/17/16	100,000	99,550
0.875% 7/17/15	150,000	150,600
1.00% 2/17/15	200,000	201,396
1.25% 11/17/14	150,000	151,604
1.25% 10/5/17	250,000	243,008
1.75% 5/22/17	150,000	149,620
2.00% 9/15/16	250,000	255,234

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Toyota Motor Credit (continued)
3.20% 6/17/15	200,000	$209,186
3.30% 1/12/22	200,000	198,921
3.40% 9/15/21	200,000	198,532

		12,349,360

Containers & Packaging–0.02%
Bemis
5.65% 8/1/14	165,000	172,843
6.80% 8/1/19	10,000	11,878
Packaging Corporation of America 3.90% 6/15/22	50,000	49,134
Sonoco Products
4.375% 11/1/21	100,000	102,543
5.75% 11/1/40	100,000	105,227

		441,625

Diversified Consumer Services–0.04%
President and Fellows of Harvard College 3.619% 10/1/37	72,000	65,477
Princeton University
4.95% 3/1/19	100,000	115,016
5.70% 3/1/39	50,000	61,293
Stanford University
4.25% 5/1/16	100,000	109,070
4.75% 5/1/19	250,000	285,197
Trustees of Dartmouth College 4.75% 6/1/19	50,000	56,918
Vanderbilt University 5.25% 4/1/19	50,000	57,783
Yale University 2.90% 10/15/14	50,000	51,522

		802,276

Diversified Financial Services–2.10%
Bank of America
1.50% 10/9/15	200,000	199,656
2.00% 1/11/18	500,000	484,826
3.30% 1/11/23	800,000	757,640
3.70% 9/1/15	200,000	208,592
3.75% 7/12/16	500,000	524,517
3.875% 3/22/17	250,000	262,060
4.50% 4/1/15	300,000	314,810
4.75% 8/1/15	100,000	106,016
5.00% 5/13/21	350,000	373,800
5.25% 12/1/15	200,000	214,991
5.30% 3/15/17	650,000	705,574
5.625% 10/14/16	400,000	442,858
5.625% 7/1/20	250,000	275,643
5.65% 5/1/18	500,000	556,083
5.75% 12/1/17	550,000	611,857
5.875% 1/5/21	250,000	281,804
5.875% 2/7/42	218,000	244,616
6.00% 9/1/17	500,000	560,998
6.50% 8/1/16	200,000	225,649

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America (continued)
7.625% 6/1/19	300,000	$360,973
Boeing Capital 3.25% 10/27/14	25,000	25,882
BP Capital Markets
0.70% 11/6/15	150,000	149,524
1.375% 5/10/18	150,000	144,752
1.846% 5/5/17	150,000	150,322
2.75% 5/10/23	250,000	231,646
3.125% 10/1/15	250,000	261,434
3.20% 3/11/16	200,000	210,282
3.245% 5/6/22	200,000	194,462
3.875% 3/10/15	400,000	420,299
4.742% 3/11/21	500,000	544,928
4.75% 3/10/19	300,000	333,583
Citigroup
1.75% 5/1/18	300,000	287,208
2.25% 8/7/15	250,000	254,332
2.65% 3/2/15	350,000	356,951
3.375% 3/1/23	200,000	191,712
3.953% 6/15/16	250,000	263,702
4.05% 7/30/22	107,000	103,031
4.45% 1/10/17	500,000	535,833
4.50% 1/14/22	230,000	240,045
4.587% 12/15/15	500,000	534,278
4.75% 5/19/15	300,000	317,424
4.875% 5/7/15	150,000	158,307
5.00% 9/15/14	500,000	519,766
5.375% 8/9/20	200,000	221,489
5.50% 10/15/14	200,000	210,422
5.50% 2/15/17	450,000	492,512
5.85% 8/2/16	100,000	111,925
5.875% 2/22/33	200,000	192,834
5.875% 5/29/37	100,000	108,708
5.875% 1/30/42	150,000	165,642
6.00% 8/15/17	100,000	112,782
6.00% 10/31/33	100,000	97,786
6.01% 1/15/15	300,000	320,496
6.125% 11/21/17	300,000	341,297
6.125% 5/15/18	350,000	401,086
6.125% 8/25/36	200,000	196,415
6.375% 8/12/14	300,000	316,670
6.625% 6/15/32	100,000	103,651
6.875% 3/5/38	350,000	425,801
8.125% 7/15/39	350,000	463,715
8.50% 5/22/19	300,000	378,463
Countrywide Financial 6.25% 5/15/16	200,000	218,241
•GE Capital Trust I 6.375% 11/15/67	200,000	207,750
General Electric Capital
1.00% 1/8/16	250,000	248,770
1.625% 7/2/15	500,000	506,093
1.625% 4/2/18	250,000	243,798

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
2.15% 1/9/15	500,000	$510,025
2.25% 11/9/15	200,000	205,065
2.30% 4/27/17	250,000	253,683
2.90% 1/9/17	200,000	206,926
2.95% 5/9/16	200,000	208,576
3.10% 1/9/23	300,000	283,976
3.15% 9/7/22	500,000	473,389
3.50% 6/29/15	150,000	156,588
3.75% 11/14/14	300,000	311,865
4.375% 9/21/15	250,000	267,210
4.375% 9/16/20	750,000	795,194
4.75% 9/15/14	34,000	35,635
4.875% 3/4/15	500,000	532,446
5.30% 2/11/21	175,000	192,273
5.375% 10/20/16	400,000	446,668
5.50% 1/8/20	100,000	112,905
5.625% 5/1/18	1,050,000	1,205,646
5.875% 1/14/38	800,000	883,577
6.00% 8/7/19	100,000	116,244
•6.375% 11/15/67	100,000	104,250
6.75% 3/15/32	530,000	637,284
6.875% 1/10/39	700,000	865,549
JPMorgan Chase
1.10% 10/15/15	150,000	149,168
1.125% 2/26/16	250,000	246,490
1.625% 5/15/18	250,000	239,947
1.80% 1/25/18	200,000	193,682
1.875% 3/20/15	200,000	202,428
2.00% 8/15/17	250,000	248,356
3.15% 7/5/16	500,000	519,673
3.20% 1/25/23	500,000	475,618
3.25% 9/23/22	350,000	332,944
3.375% 5/1/23	200,000	186,615
3.40% 6/24/15	200,000	208,853
3.70% 1/20/15	350,000	363,662
4.25% 10/15/20	750,000	780,797
4.35% 8/15/21	600,000	626,114
4.40% 7/22/20	700,000	733,118
4.50% 1/24/22	350,000	367,144
5.125% 9/15/14	800,000	839,578
5.40% 1/6/42	200,000	212,336
5.50% 10/15/40	100,000	105,666
5.60% 7/15/41	500,000	540,042
6.00% 10/1/17	450,000	513,077
6.00% 1/15/18	400,000	456,924
6.30% 4/23/19	200,000	232,627
6.40% 5/15/38	200,000	235,383
Moody’s 4.50% 9/1/22	250,000	250,875
NASDAQ OMX Group
4.00% 1/15/15	100,000	103,147

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
NASDAQ OMX Group (continued)
5.25% 1/16/18	60,000	$64,478
5.55% 1/15/20	100,000	106,506
National Rural Utilities Cooperative Finance
3.05% 3/1/16	100,000	104,913
4.023% 11/1/32	100,000	97,513
•4.75% 4/30/43	100,000	97,500
5.45% 2/1/18	25,000	28,793
8.00% 3/1/32	150,000	208,442
10.375% 11/1/18	100,000	138,698
NYSE Euronext 2.00% 10/5/17	150,000	149,344
ORIX 4.71% 4/27/15	85,000	89,404
Private Export Funding
1.375% 2/15/17	275,000	277,738
2.45% 7/15/24	250,000	232,936
4.30% 12/15/21	100,000	110,377
4.55% 5/15/15	100,000	107,839
4.95% 11/15/15	100,000	110,129
TECO Finance 6.572% 11/1/17	100,000	116,655

		40,439,515

Diversified Telecommunication Services–0.96%
AT&T
0.875% 2/13/15	150,000	150,138
0.90% 2/12/16	350,000	347,585
2.40% 8/15/16	175,000	180,484
2.50% 8/15/15	200,000	206,194
2.625% 12/1/22	250,000	229,303
2.95% 5/15/16	200,000	209,143
3.00% 2/15/22	400,000	385,130
3.875% 8/15/21	30,000	30,996
#144A 4.30% 12/15/42	940,000	821,847
4.35% 6/15/45	532,000	464,723
4.45% 5/15/21	100,000	107,884
5.10% 9/15/14	275,000	289,032
5.35% 9/1/40	538,000	546,323
5.50% 2/1/18	500,000	572,465
5.55% 8/15/41	40,000	41,799
5.625% 6/15/16	100,000	111,954
5.80% 2/15/19	150,000	174,183
6.30% 1/15/38	200,000	223,080
6.40% 5/15/38	50,000	56,482
6.50% 3/15/29	100,000	115,793
6.50% 9/1/37	150,000	170,738
6.55% 2/15/39	550,000	633,634
8.00% 11/15/31	360,000	502,722
BellSouth 5.20% 9/15/14	300,000	315,110
British Telecommunications
2.00% 6/22/15	250,000	255,025
9.625% 12/15/30	350,000	528,236
Deutsche Telekom International Finance
5.75% 3/23/16	300,000	333,713

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance (continued)
6.00% 7/8/19	250,000	$294,182
8.75% 6/15/30	460,000	639,752
Embarq 7.995% 6/1/36	150,000	158,698
France Telecom
2.75% 9/14/16	100,000	102,563
4.125% 9/14/21	100,000	101,188
5.375% 7/8/19	300,000	330,477
5.375% 1/13/42	100,000	99,463
8.50% 3/1/31	300,000	408,632
GTE
6.84% 4/15/18	250,000	297,528
6.94% 4/15/28	100,000	120,406
8.75% 11/1/21	100,000	131,660
Koninklijke KPN 8.375% 10/1/30	100,000	123,899
Nippon Telegraph & Telephone 1.40% 7/18/17	100,000	98,418
Pacific Bell Telephone 6.625% 10/15/34	100,000	102,722
Qwest
6.75% 12/1/21	150,000	167,256
6.875% 9/15/33	250,000	243,125
7.50% 10/1/14	200,000	215,337
Telecom Italia Capital
4.95% 9/30/14	200,000	207,915
5.25% 10/1/15	300,000	315,292
6.00% 9/30/34	100,000	91,180
7.175% 6/18/19	100,000	111,789
7.20% 7/18/36	100,000	98,982
7.721% 6/4/38	250,000	254,950
Telefonica Emisiones
3.729% 4/27/15	75,000	77,431
3.992% 2/16/16	170,000	175,747
4.949% 1/15/15	285,000	297,890
5.134% 4/27/20	90,000	92,484
5.462% 2/16/21	140,000	144,682
5.877% 7/15/19	100,000	108,206
6.421% 6/20/16	175,000	192,583
7.045% 6/20/36	175,000	193,006
Telefonica Europe 8.25% 9/15/30	200,000	240,698
Telefonos de Mexico 5.50% 11/15/19	100,000	110,132
Verizon Communications
0.70% 11/2/15	150,000	149,078
1.25% 11/3/14	800,000	805,112
2.45% 11/1/22	200,000	181,711
3.85% 11/1/42	150,000	124,968
4.60% 4/1/21	250,000	271,448
5.50% 4/1/17	200,000	225,376
5.50% 2/15/18	150,000	170,993
6.00% 4/1/41	100,000	112,597
6.10% 4/15/18	250,000	292,941

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)
6.35% 4/1/19	250,000	$296,959
6.40% 2/15/38	200,000	233,651
6.90% 4/15/38	350,000	431,645
7.35% 4/1/39	100,000	129,418
7.75% 12/1/30	300,000	389,683
8.75% 11/1/18	64,000	83,507
Virgin Media Secured Finance 5.25% 1/15/21	200,000	200,326

		18,451,402

Electric Utilities–1.19%
AEP Texas Central Transition Funding Series TEXAS CENTAL 5.17% 1/1/18	250,000	280,711
Alabama Power
5.50% 3/15/41	185,000	206,483
6.125% 5/15/38	100,000	119,734
American Electric Power
2.95% 12/15/22	125,000	116,598
Appalachian Power
4.60% 3/30/21	150,000	161,802
5.00% 6/1/17	100,000	110,683
6.70% 8/15/37	235,000	279,403
Arizona Public Service
4.50% 4/1/42	100,000	96,673
5.05% 9/1/41	100,000	104,116
Atlantic City Electric 7.75% 11/15/18	15,000	19,072
Baltimore Gas & Electric
3.35% 7/1/23	100,000	97,478
6.35% 10/1/36	100,000	119,789
Carolina Power & Light
4.10% 3/15/43	100,000	91,758
5.30% 1/15/19	100,000	115,011
6.30% 4/1/38	50,000	61,946
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	230,420
Cleco Power 6.50% 12/1/35	50,000	57,367
Cleveland Electric Illuminating
5.70% 4/1/17	100,000	110,283
5.95% 12/15/36	100,000	108,353
Commonwealth Edison
3.40% 9/1/21	100,000	102,486
4.00% 8/1/20	300,000	321,902
5.95% 8/15/16	150,000	170,892
6.45% 1/15/38	100,000	125,116
Connecticut Light & Power 5.65% 5/1/18	100,000	116,676
Consumers Energy
2.85% 5/15/22	100,000	96,914
5.65% 9/15/18	100,000	118,005
5.65% 4/15/20	100,000	117,605

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Detroit Edison
2.65% 6/15/22	50,000	$47,711
6.625% 6/1/36	100,000	128,286
Duke Energy
1.625% 8/15/17	250,000	245,653
2.10% 6/15/18	250,000	248,743
3.35% 4/1/15	100,000	104,200
5.05% 9/15/19	100,000	112,070
Duke Energy Carolinas
3.90% 6/15/21	100,000	106,299
4.00% 9/30/42	150,000	136,453
4.30% 6/15/20	100,000	108,995
5.25% 1/15/18	250,000	285,771
5.30% 2/15/40	100,000	108,860
6.10% 6/1/37	170,000	198,221
7.00% 11/15/18	100,000	123,953
Duke Energy Florida 5.65% 6/15/18	150,000	174,391
Duke Energy Indiana
6.12% 10/15/35	100,000	111,876
6.45% 4/1/39	130,000	161,228
Duke Energy Ohio 5.45% 4/1/19	50,000	57,707
Entergy
4.70% 1/15/17	100,000	106,218
5.125% 9/15/20	100,000	105,035
Entergy Arkansas 3.05% 6/1/23	100,000	95,582
Entergy Mississippi 3.10% 7/1/23	100,000	95,160
Entergy Texas 7.125% 2/1/19	200,000	238,815
Exelon 4.90% 6/15/15	150,000	160,613
FirstEnergy
2.75% 3/15/18	100,000	97,460
4.25% 3/15/23	100,000	93,092
7.375% 11/15/31	200,000	211,459
FirstEnergy Solutions 6.80% 8/15/39	150,000	167,597
Florida Power
3.85% 11/15/42	100,000	87,804
6.40% 6/15/38	300,000	368,763
Florida Power & Light
3.80% 12/15/42	100,000	89,963
4.05% 6/1/42	150,000	140,011
5.69% 3/1/40	50,000	58,645
5.85% 5/1/37	100,000	118,588
5.95% 2/1/38	100,000	121,221
5.96% 4/1/39	100,000	121,908
6.20% 6/1/36	200,000	247,892
Georgia Power
4.25% 12/1/19	80,000	88,807
4.30% 3/15/42	200,000	184,143
4.30% 3/15/43	100,000	91,945
4.75% 9/1/40	100,000	99,059
5.25% 12/15/15	25,000	27,554
5.95% 2/1/39	100,000	115,823
Great Plains Energy 4.85% 6/1/21	50,000	53,194

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Hydro-Quebec
1.375% 6/19/17	100,000	$99,756
2.00% 6/30/16	300,000	308,834
8.05% 7/7/24	250,000	344,514
8.50% 12/1/29	115,000	170,505
Iberdrola International 6.75% 7/15/36	100,000	104,036
Indiana Michigan Power 7.00% 3/15/19	100,000	120,299
Interstate Power & Light 6.25% 7/15/39	130,000	160,937
Jersey Central Power & Light 7.35% 2/1/19	100,000	120,885
Kansas City Power & Light 6.375% 3/1/18	200,000	230,675
Kentucky Utilities
1.625% 11/1/15	100,000	102,162
3.25% 11/1/20	100,000	103,274
5.125% 11/1/40	100,000	110,403
LG&E & KU Energy 2.125% 11/15/15	200,000	204,458
MidAmerican Energy
5.30% 3/15/18	100,000	114,451
5.75% 11/1/35	25,000	28,747
5.95% 7/15/17	200,000	231,831
Nevada Power
5.45% 5/15/41	60,000	67,330
6.50% 8/1/18	50,000	60,042
6.75% 7/1/37	100,000	128,250
7.125% 3/15/19	100,000	124,017
NextEra Energy Capital Holdings
4.50% 6/1/21	100,000	107,405
6.00% 3/1/19	200,000	232,286
Northern States Power
2.60% 5/15/23	100,000	94,361
5.25% 3/1/18	100,000	115,416
5.35% 11/1/39	40,000	44,799
6.20% 7/1/37	100,000	123,740
Ohio Edison
6.875% 7/15/36	100,000	121,689
8.25% 10/15/38	100,000	147,061
Oklahoma Gas & Electric 5.25% 5/15/41	100,000	108,293
Oncor Electric Delivery
5.30% 6/1/42	200,000	212,868
6.80% 9/1/18	100,000	120,977
7.00% 9/1/22	100,000	124,351
7.00% 5/1/32	50,000	62,939
Pacific Gas & Electric
3.25% 9/15/21	200,000	200,377
6.05% 3/1/34	500,000	584,778
6.25% 3/1/39	300,000	360,154
8.25% 10/15/18	200,000	258,207
PacifiCorp
2.95% 6/1/23	100,000	96,622

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
PacifiCorp (continued)
4.10% 2/1/42	100,000	$92,359
5.75% 4/1/37	100,000	115,516
6.00% 1/15/39	100,000	119,849
6.35% 7/15/38	25,000	30,982
7.70% 11/15/31	100,000	137,204
PECO Energy 5.95% 10/1/36	100,000	120,728
Portland General Electric 6.10% 4/15/19	100,000	120,238
Potomac Electric Power 7.90% 12/15/38	100,000	147,956
PPL Capital Funding
3.40% 6/1/23	200,000	189,887
3.50% 12/1/22	100,000	95,856
4.20% 6/15/22	150,000	151,075
PPL Electric Utilities
3.00% 9/15/21	100,000	99,614
6.25% 5/15/39	30,000	37,377
PPL Energy Supply 6.50% 5/1/18	25,000	28,992
Progress Energy
6.00% 12/1/39	50,000	56,157
7.05% 3/15/19	100,000	121,316
7.75% 3/1/31	150,000	194,614
Public Service Company of Oklahoma 5.15% 12/1/19	75,000	85,099
Public Service Electric & Gas
2.375% 5/15/23	200,000	185,594
3.50% 8/15/20	150,000	158,185
5.30% 5/1/18	50,000	57,836
5.50% 3/1/40	100,000	118,001
Public Service of Colorado
3.20% 11/15/20	100,000	102,622
5.125% 6/1/19	135,000	156,144
6.25% 9/1/37	100,000	126,267
Scottish Power 5.375% 3/15/15	100,000	105,840
Sierra Pacific Power 6.00% 5/15/16	100,000	113,335
South Carolina Electric & Gas
5.25% 11/1/18	80,000	92,473
6.05% 1/15/38	225,000	265,941
Southern 1.95% 9/1/16	300,000	304,623
Southern California Edison
3.875% 6/1/21	70,000	74,521
3.90% 3/15/43	100,000	91,564
4.50% 9/1/40	100,000	99,963
5.95% 2/1/38	25,000	30,305
6.00% 1/15/34	200,000	241,076
6.05% 3/15/39	170,000	206,569
6.65% 4/1/29	100,000	123,262
Southwestern Electric Power 6.20% 3/15/40	200,000	226,723
Tampa Electric
2.60% 9/15/22	100,000	92,946

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Tampa Electric (continued)
4.10% 6/15/42	100,000	$92,614
6.10% 5/15/18	50,000	59,748
Toledo Edison 7.25% 5/1/20	28,000	34,704
Union Electric
3.90% 9/15/42	250,000	228,703
8.45% 3/15/39	80,000	125,940
Virginia Electric & Power
2.75% 3/15/23	100,000	95,277
5.00% 6/30/19	200,000	230,212
5.95% 9/15/17	100,000	116,326
6.00% 5/15/37	25,000	30,193
6.35% 11/30/37	100,000	125,296
8.875% 11/15/38	100,000	158,533
Westar Energy
4.10% 4/1/43	150,000	142,279
6.00% 7/1/14	100,000	105,088
Western Massachusetts Electric 3.50% 9/15/21	150,000	152,100
Wisconsin Electric Power
1.70% 6/15/18	250,000	247,335
2.95% 9/15/21	100,000	100,337
4.25% 12/15/19	25,000	27,548
Xcel Energy
0.75% 5/9/16	200,000	197,101
4.70% 5/15/20	100,000	111,110
6.50% 7/1/36	100,000	123,324

		22,978,150

Electrical Equipment–0.06%
Cooper
2.375% 1/15/16	100,000	102,420
3.875% 12/15/20	100,000	103,014
#Eaton 144A 0.95% 11/2/15	150,000	149,493
Emerson Electric
4.125% 4/15/15	100,000	105,825
4.25% 11/15/20	50,000	53,919
5.25% 10/15/18	225,000	258,952
5.25% 11/15/39	50,000	55,488
Rockwell Automation 6.25% 12/1/37	100,000	121,666
Roper Industries 6.25% 9/1/19	100,000	116,516

		1,067,293

Electronic Equipment, Instruments & Components–0.04%
Amphenol 4.75% 11/15/14	100,000	104,828
Arrow Electronics
3.00% 3/1/18	100,000	99,964
6.00% 4/1/20	50,000	54,187
Avnet 4.875% 12/1/22	100,000	99,785
Corning
4.25% 8/15/20	65,000	69,425

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Corning (continued)
4.75% 3/15/42	250,000	$241,175
5.75% 8/15/40	25,000	27,325
6.625% 5/15/19	20,000	24,066
Tech Data 3.75% 9/21/17	100,000	101,685

		822,440

Energy Equipment & Services–0.25%
Baker Hughes
5.125% 9/15/40	200,000	219,084
6.875% 1/15/29	100,000	127,350
Cameron International
5.95% 6/1/41	100,000	113,517
6.375% 7/15/18	100,000	117,404
Diamond Offshore Drilling
5.70% 10/15/39	100,000	117,828
5.875% 5/1/19	40,000	47,069
ENSCO
3.25% 3/15/16	100,000	104,560
4.70% 3/15/21	350,000	372,204
FMC Technologies 3.45% 10/1/22	100,000	95,981
Global Marine 7.00% 6/1/28	150,000	160,147
Halliburton
3.25% 11/15/21	200,000	203,243
5.90% 9/15/18	50,000	59,048
7.45% 9/15/39	200,000	274,706
Nabors Industries
4.625% 9/15/21	150,000	147,697
6.15% 2/15/18	100,000	111,664
9.25% 1/15/19	150,000	186,318
National Oilwell Varco
2.60% 12/1/22	200,000	187,924
3.95% 12/1/42	150,000	135,212
Rowan
4.875% 6/1/22	100,000	103,368
5.40% 12/1/42	175,000	159,178
7.875% 8/1/19	65,000	78,243
Transocean
4.95% 11/15/15	200,000	214,639
6.00% 3/15/18	125,000	140,225
6.375% 12/15/21	150,000	168,874
6.50% 11/15/20	100,000	112,728
6.80% 3/15/38	150,000	160,058
7.35% 12/15/41	100,000	115,546
Weatherford International
4.50% 4/15/22	100,000	99,041
5.95% 4/15/42	100,000	94,832
6.00% 3/15/18	150,000	168,618
6.75% 9/15/40	100,000	103,784
7.00% 3/15/38	150,000	160,841

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Weatherford International (continued)
9.625% 3/1/19	100,000	$126,566
9.875% 3/1/39	50,000	68,289

		4,855,786

Food & Staples Retailing–0.40%
Costco Wholesale
0.65% 12/7/15	150,000	149,794
5.50% 3/15/17	450,000	513,184
CVS Caremark
3.25% 5/18/15	200,000	208,233
4.125% 5/15/21	100,000	105,862
4.75% 5/18/20	100,000	110,122
5.75% 6/1/17	150,000	172,475
5.75% 5/15/41	150,000	169,704
6.125% 9/15/39	100,000	117,266
6.25% 6/1/27	130,000	154,470
Delhaize America 9.00% 4/15/31	125,000	149,724
Delhaize Group 4.125% 4/10/19	100,000	103,142
Kroger
2.20% 1/15/17	100,000	100,482
3.40% 4/15/22	50,000	48,907
3.90% 10/1/15	130,000	137,876
5.00% 4/15/42	100,000	96,273
6.90% 4/15/38	100,000	118,473
7.50% 4/1/31	250,000	303,529
Safeway
3.95% 8/15/20	120,000	117,854
6.35% 8/15/17	150,000	171,709
Sysco
5.375% 3/17/19	100,000	116,422
6.625% 3/17/39	50,000	64,520
Walgreen
1.00% 3/13/15	100,000	100,357
1.80% 9/15/17	100,000	98,848
3.10% 9/15/22	150,000	142,431
5.25% 1/15/19	150,000	169,885
Wal-Mart Stores
0.60% 4/11/16	100,000	99,400
1.125% 4/11/18	100,000	97,160
1.50% 10/25/15	200,000	203,999
2.55% 4/11/23	300,000	281,731
2.80% 4/15/16	400,000	420,736
3.25% 10/25/20	300,000	310,606
3.625% 7/8/20	100,000	105,788
4.00% 4/11/43	125,000	114,374
4.125% 2/1/19	100,000	110,396
4.875% 7/8/40	300,000	313,538
5.00% 10/25/40	200,000	211,968
5.25% 9/1/35	300,000	326,810
5.625% 4/15/41	250,000	290,288

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores (continued)
5.80% 2/15/18	200,000	$234,531
5.875% 4/5/27	100,000	121,663
6.50% 8/15/37	350,000	443,745
7.55% 2/15/30	200,000	275,085

		7,703,360

Food Products–0.42%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	87,896
4.479% 3/1/21	235,000	251,422
5.375% 9/15/35	100,000	106,488
5.45% 3/15/18	100,000	115,363
Bunge Limited Finance
4.10% 3/15/16	100,000	105,655
8.50% 6/15/19	135,000	166,819
Campbell Soup
2.50% 8/2/22	61,000	55,737
3.05% 7/15/17	100,000	104,019
3.375% 8/15/14	100,000	103,109
4.50% 2/15/19	35,000	38,152
ConAgra Foods
2.10% 3/15/18	100,000	99,167
3.20% 1/25/23	250,000	239,554
4.65% 1/25/43	125,000	116,239
5.819% 6/15/17	50,000	56,289
#144A 6.625% 8/15/39	50,000	58,345
7.00% 4/15/19	100,000	120,747
8.25% 9/15/30	100,000	127,811
General Mills
3.15% 12/15/21	200,000	200,098
5.20% 3/17/15	150,000	161,164
5.40% 6/15/40	45,000	49,991
5.65% 2/15/19	100,000	116,308
5.70% 2/15/17	100,000	113,340
Heinz (H.J.) Finance 6.75% 3/15/32	59,000	61,360
Hershey 4.125% 12/1/20	200,000	217,297
Ingredion
1.80% 9/25/17	100,000	98,163
3.20% 11/1/15	100,000	104,560
Kellogg
1.75% 5/17/17	150,000	149,009
3.125% 5/17/22	150,000	146,373
3.25% 5/21/18	135,000	141,542
4.00% 12/15/20	100,000	105,446
7.45% 4/1/31	100,000	129,396
Kraft Foods
4.125% 2/9/16	50,000	53,481
6.125% 2/1/18	150,000	173,536
6.50% 8/11/17	500,000	581,858
6.50% 11/1/31	350,000	407,778
6.50% 2/9/40	300,000	359,173

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Kraft Foods (continued)
6.875% 2/1/38	250,000	$306,431
Kraft Foods Group
1.625% 6/4/15	125,000	126,393
2.25% 6/5/17	150,000	151,194
3.50% 6/6/22	150,000	148,824
5.00% 6/4/42	250,000	254,144
5.375% 2/10/20	250,000	282,391
6.50% 2/9/40	150,000	179,586
McCormick 3.90% 7/15/21	50,000	52,737
Mead Johnson Nutrition
3.50% 11/1/14	100,000	102,876
4.90% 11/1/19	100,000	109,919
5.90% 11/1/39	50,000	55,122
Nabisco 7.55% 6/15/15	100,000	112,187
Tyson Foods 4.50% 6/15/22	200,000	204,731
Unilever Capital
2.75% 2/10/16	100,000	104,381
4.25% 2/10/21	200,000	218,253
4.80% 2/15/19	100,000	113,451
5.90% 11/15/32	133,000	166,994

		8,012,299

Gas Utilities–0.10%
AGL Capital
4.40% 6/1/43	100,000	93,046
5.25% 8/15/19	100,000	113,576
5.875% 3/15/41	70,000	80,023
Atmos Energy
4.95% 10/15/14	100,000	105,264
8.50% 3/15/19	100,000	130,892
CenterPoint Energy Resources
4.50% 1/15/21	65,000	71,057
5.85% 1/15/41	115,000	135,066
6.00% 5/15/18	100,000	117,355
Consolidated Natural Gas 5.00% 12/1/14	300,000	316,783
National Fuel Gas
3.75% 3/1/23	156,000	150,425
8.75% 5/1/19	115,000	144,582
ONEOK 6.00% 6/15/35	125,000	127,888
Panhandle Eastern Pipe Line 6.20% 11/1/17	50,000	57,903
Questar 2.75% 2/1/16	85,000	88,291
Southern California Gas 5.75% 11/15/35	100,000	119,693
Southern Natural Gas
#144A 5.90% 4/1/17	25,000	28,612
8.00% 3/1/32	100,000	133,141

		2,013,597

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.24%
Bard (C.R.)
2.875% 1/15/16	100,000	$104,016
4.40% 1/15/21	65,000	69,228
Baxter International
3.65% 8/15/42	100,000	86,394
4.50% 8/15/19	250,000	277,029
4.625% 3/15/15	150,000	159,385
6.25% 12/1/37	50,000	61,248
Becton, Dickinson
1.75% 11/8/16	200,000	203,602
3.25% 11/12/20	100,000	101,286
5.00% 11/12/40	35,000	36,760
6.00% 5/15/39	100,000	120,150
Boston Scientific
6.00% 1/15/20	100,000	113,343
6.40% 6/15/16	100,000	112,545
7.375% 1/15/40	201,000	254,541
CareFusion
#144A 3.30% 3/1/23	100,000	95,181
6.375% 8/1/19	50,000	57,784
Covidien International Finance
1.35% 5/29/15	100,000	100,910
2.80% 6/15/15	100,000	103,552
2.95% 6/15/23	100,000	94,734
3.20% 6/15/22	150,000	148,234
4.20% 6/15/20	100,000	107,131
6.00% 10/15/17	25,000	28,998
6.55% 10/15/37	100,000	126,749
DENTSPLY International 2.75% 8/15/16	55,000	56,510
Medtronic
1.375% 4/1/18	125,000	121,659
2.625% 3/15/16	100,000	103,884
2.75% 4/1/23	125,000	117,082
3.00% 3/15/15	100,000	103,781
3.125% 3/15/22	150,000	146,875
4.00% 4/1/43	350,000	317,601
4.50% 3/15/42	100,000	98,221
5.55% 3/15/40	100,000	113,309
5.60% 3/15/19	200,000	230,014
St. Jude Medical 3.25% 4/15/23	200,000	188,981
Stryker
1.30% 4/1/18	100,000	96,812
2.00% 9/30/16	45,000	46,229
3.00% 1/15/15	100,000	103,568
4.375% 1/15/20	100,000	109,761
Zimmer Holdings 5.75% 11/30/39	100,000	111,365

		4,628,452

Health Care Providers & Services–0.46%
Aetna
1.75% 5/15/17	100,000	98,678

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Aetna (continued)
2.75% 11/15/22	150,000	$138,429
4.50% 5/15/42	100,000	92,946
6.00% 6/15/16	50,000	56,609
6.50% 9/15/18	200,000	237,189
6.625% 6/15/36	100,000	120,454
6.75% 12/15/37	100,000	122,711
AmerisourceBergen 4.875% 11/15/19	200,000	223,946
Cardinal Health
3.20% 3/15/23	100,000	93,513
4.625% 12/15/20	100,000	107,095
5.80% 10/15/16	100,000	113,588
CIGNA
2.75% 11/15/16	100,000	103,856
4.00% 2/15/22	250,000	257,111
5.875% 3/15/41	200,000	224,060
7.875% 5/15/27	25,000	31,825
Coventry Health Care
5.45% 6/15/21	80,000	89,254
6.30% 8/15/14	100,000	105,734
Express Scripts Holding
2.10% 2/12/15	210,000	213,651
2.75% 11/21/14	100,000	102,235
3.125% 5/15/16	200,000	208,114
3.50% 11/15/16	100,000	106,238
3.90% 2/15/22	300,000	304,311
4.75% 11/15/21	200,000	214,341
6.125% 11/15/41	100,000	115,906
Humana
4.625% 12/1/42	175,000	157,441
7.20% 6/15/18	100,000	119,247
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	49,540
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	248,451
4.625% 11/15/20	150,000	156,672
McKesson
0.95% 12/4/15	200,000	199,584
4.75% 3/1/21	300,000	330,221
Medco Health Solutions 7.125% 3/15/18	225,000	271,333
Quest Diagnostics
3.20% 4/1/16	200,000	207,629
4.75% 1/30/20	60,000	63,383
5.75% 1/30/40	100,000	100,511
UnitedHealth Group
1.875% 11/15/16	500,000	508,952
2.75% 2/15/23	107,000	99,799
2.875% 3/15/23	250,000	235,394
4.25% 3/15/43	100,000	91,600
4.625% 11/15/41	200,000	192,735
4.70% 2/15/21	100,000	109,688
6.00% 2/15/18	200,000	235,130

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group (continued)
6.50% 6/15/37	150,000	$180,208
6.625% 11/15/37	100,000	122,057
6.875% 2/15/38	100,000	125,345
WellPoint
3.125% 5/15/22	250,000	237,513
4.35% 8/15/20	100,000	106,653
4.625% 5/15/42	100,000	93,114
4.65% 1/15/43	125,000	116,963
5.25% 1/15/16	100,000	109,394
5.80% 8/15/40	80,000	87,029
5.85% 1/15/36	125,000	139,227
5.875% 6/15/17	50,000	56,859
6.375% 6/15/37	100,000	116,714
7.00% 2/15/19	400,000	480,799

		8,830,979

Hotels, Restaurants & Leisure–0.14%
Brinker International 3.875% 5/15/23	100,000	93,970
Carnival 1.20% 2/5/16	100,000	99,343
Darden Restaurants
3.35% 11/1/22	150,000	138,449
6.80% 10/15/37	84,000	89,591
Hyatt Hotels 3.875% 8/15/16	100,000	105,463
International Game Technology
5.50% 6/15/20	100,000	103,486
Marriott International 6.375% 6/15/17	100,000	113,288
McDonald’s
0.75% 5/29/15	250,000	250,675
1.875% 5/29/19	250,000	246,647
2.625% 1/15/22	100,000	96,365
3.625% 5/20/21	100,000	104,118
3.625% 5/1/43	100,000	89,454
5.80% 10/15/17	100,000	116,696
6.30% 3/1/38	50,000	63,479
Starbucks 6.25% 8/15/17	100,000	116,206
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	195,678
Wyndham Worldwide 4.25% 3/1/22	300,000	292,694
Yum Brands
3.75% 11/1/21	65,000	64,890
4.25% 9/15/15	50,000	53,225
5.30% 9/15/19	150,000	167,959

		2,601,676

Household Durables–0.19%
Clorox
5.00% 1/15/15	100,000	105,871
5.95% 10/15/17	100,000	115,079
Colgate-Palmolive
0.90% 5/1/18	100,000	96,317

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Colgate-Palmolive (continued)
1.30% 1/15/17	200,000	$198,576
2.30% 5/3/22	100,000	94,652
Energizer Holdings 4.70% 5/19/21	100,000	101,686
Kimberly-Clark
3.875% 3/1/21	45,000	47,824
6.125% 8/1/17	200,000	234,223
6.625% 8/1/37	100,000	131,008
7.50% 11/1/18	100,000	127,094
Leggett & Platt 3.40% 8/15/22	50,000	47,935
MDC Holdings 5.625% 2/1/20	100,000	106,508
Mohawk Industries 6.375% 1/15/16	150,000	166,147
Newell Rubbermaid 4.70% 8/15/20	200,000	213,914
Procter & Gamble
0.70% 8/15/14	300,000	300,944
1.80% 11/15/15	250,000	256,579
2.30% 2/6/22	250,000	238,051
3.15% 9/1/15	100,000	105,274
3.50% 2/15/15	100,000	104,762
4.70% 2/15/19	200,000	225,853
4.85% 12/15/15	50,000	55,009
5.50% 2/1/34	100,000	115,945
5.55% 3/5/37	200,000	235,830
Tupperware Brands 4.75% 6/1/21	100,000	101,585
Whirlpool
3.70% 3/1/23	50,000	48,017
4.70% 6/1/22	100,000	104,641

		3,679,324

Independent Power Producers & Energy Traders–0.08%
Constellation Energy Group 4.55% 6/15/15	25,000	26,626
Exelon Generation
4.25% 6/15/22	50,000	50,098
5.60% 6/15/42	292,000	294,417
6.20% 10/1/17	25,000	28,607
6.25% 10/1/39	100,000	109,134
Oglethorpe Power 5.95% 11/1/39	100,000	112,829
PSEG Power
4.15% 9/15/21	250,000	257,826
5.125% 4/15/20	60,000	66,055
5.50% 12/1/15	100,000	110,095
Southern Power 4.875% 7/15/15	100,000	107,219
TransAlta
4.75% 1/15/15	100,000	104,570
6.50% 3/15/40	250,000	245,863

		1,513,339

Industrial Conglomerates–0.18%
3M
1.00% 6/26/17	100,000	97,818

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
3M (continued)
1.375% 9/29/16	250,000	$252,505
5.70% 3/15/37	100,000	120,470
6.375% 2/15/28	25,000	31,133
Danaher
2.30% 6/23/16	100,000	103,472
3.90% 6/23/21	100,000	105,859
5.625% 1/15/18	100,000	115,740
General Electric
0.85% 10/9/15	250,000	249,904
2.70% 10/9/22	500,000	474,155
4.125% 10/9/42	211,000	197,143
5.25% 12/6/17	550,000	621,651
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	100,489
5.00% 3/15/42	100,000	102,586
5.75% 3/11/18	300,000	347,805
6.875% 3/11/38	50,000	62,690
Tyco Electronics Group
3.50% 2/3/22	150,000	145,621
6.55% 10/1/17	100,000	115,869
Tyco International Finance 8.50% 1/15/19	100,000	125,310

		3,370,220

Insurance–0.91%
ACE INA Holdings
2.60% 11/23/15	150,000	155,769
2.70% 3/13/23	100,000	93,521
4.15% 3/13/43	100,000	92,563
5.70% 2/15/17	50,000	56,483
5.90% 6/15/19	125,000	149,140
Aegon 4.625% 12/1/15	100,000	107,824
AFLAC
3.45% 8/15/15	100,000	105,189
6.90% 12/17/39	130,000	160,653
8.50% 5/15/19	100,000	127,968
Alleghany 4.95% 6/27/22	100,000	105,846
Allied World Assurance 7.50% 8/1/16	200,000	230,666
Allstate
5.00% 8/15/14	150,000	156,959
5.20% 1/15/42	200,000	215,224
5.55% 5/9/35	150,000	169,902
7.45% 5/16/19	100,000	126,316
American Financial Group 9.875% 6/15/19	100,000	129,493
American International Group
2.375% 8/24/15	89,000	90,451
3.80% 3/22/17	200,000	209,845
4.25% 9/15/14	200,000	207,531
4.875% 9/15/16	100,000	109,618
4.875% 6/1/22	500,000	533,929

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)
5.05% 10/1/15	200,000	$217,002
5.85% 1/16/18	300,000	338,003
6.25% 5/1/36	100,000	116,187
6.40% 12/15/20	200,000	232,288
•8.175% 5/15/58	500,000	612,500
8.25% 8/15/18	234,000	290,820
AON
3.125% 5/27/16	100,000	104,393
3.50% 9/30/15	100,000	104,918
4.45% 5/24/43	100,000	89,768
5.00% 9/30/20	100,000	109,831
Assurant 2.50% 3/15/18	150,000	146,748
AXA 8.60% 12/15/30	200,000	242,500
Axis Specialty Finance 5.875% 6/1/20	100,000	111,072
Berkley (W.R.) 7.375% 9/15/19	100,000	121,033
Berkshire Hathaway
1.90% 1/31/17	300,000	303,452
3.00% 2/11/23	100,000	96,479
3.20% 2/11/15	250,000	260,136
3.40% 1/31/22	300,000	301,478
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	145,237
1.60% 5/15/17	150,000	149,509
2.45% 12/15/15	200,000	208,103
3.00% 5/15/22	100,000	96,934
4.25% 1/15/21	100,000	106,956
4.30% 5/15/43	100,000	91,189
4.40% 5/15/42	100,000	92,645
4.85% 1/15/15	200,000	212,963
5.40% 5/15/18	50,000	57,500
5.75% 1/15/40	100,000	111,870
Chubb
5.75% 5/15/18	100,000	116,509
6.00% 5/11/37	100,000	120,274
•6.375% 3/29/67	100,000	107,500
Cincinnati Financial 6.92% 5/15/28	100,000	120,396
CNA Financial
5.75% 8/15/21	30,000	33,821
7.35% 11/15/19	120,000	145,487
Delphi Financial Group 7.875% 1/31/20	25,000	29,361
Fidelity National Financial 6.60% 5/15/17	100,000	110,933
Genworth Financial
6.515% 5/22/18	50,000	55,324
7.625% 9/24/21	100,000	116,390
7.70% 6/15/20	100,000	114,873
Hartford Financial Services Group
4.30% 4/15/43	43,000	37,390
5.50% 3/30/20	100,000	110,753
5.95% 10/15/36	250,000	269,393

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group (continued)
6.10% 10/1/41	50,000	$56,121
6.625% 3/30/40	100,000	119,270
HCC Insurance Holdings 6.30% 11/15/19	50,000	58,399
ING US
#144A 2.90% 2/15/18	100,000	100,611
#144A 5.50% 7/15/22	100,000	106,565
Loews 6.00% 2/1/35	100,000	111,101
Manulife Financial 3.40% 9/17/15	100,000	104,534
Markel 7.125% 9/30/19	100,000	118,817
Marsh & McLennan
4.80% 7/15/21	100,000	108,063
5.75% 9/15/15	50,000	54,927
9.25% 4/15/19	100,000	130,976
MetLife
4.75% 2/8/21	200,000	218,312
5.00% 6/15/15	100,000	107,328
5.70% 6/15/35	50,000	55,614
5.875% 2/6/41	100,000	115,462
6.375% 6/15/34	100,000	121,231
6.40% 12/15/36	100,000	102,875
6.50% 12/15/32	100,000	121,881
6.75% 6/1/16	200,000	229,060
6.817% 8/15/18	400,000	485,060
10.75% 8/1/39	150,000	232,500
Montpelier Re Holdings 4.70% 10/15/22	100,000	98,492
OneBeacon US Holdings 4.60% 11/9/22	100,000	99,670
PartnerRe Finance B 5.50% 6/1/20	100,000	110,224
Primerica 4.75% 7/15/22	100,000	106,002
Principal Financial Group
1.85% 11/15/17	250,000	245,782
8.875% 5/15/19	100,000	129,585
Progressive 3.75% 8/23/21	100,000	102,087
Protective Life
7.375% 10/15/19	50,000	60,659
8.45% 10/15/39	25,000	32,199
Prudential Financial
3.875% 1/14/15	65,000	67,743
5.10% 9/20/14	100,000	105,111
•5.20% 3/15/44	100,000	94,875
5.50% 3/15/16	200,000	221,034
5.70% 12/14/36	50,000	53,279
•5.875% 9/15/42	250,000	251,250
5.90% 3/17/36	250,000	269,234
6.625% 12/1/37	400,000	476,286
6.625% 6/21/40	200,000	239,032
Reinsurance Group of America 6.45% 11/15/19	90,000	103,658
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	126,881

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Torchmark
6.375% 6/15/16	100,000	$110,617
9.25% 6/15/19	25,000	32,523
TransAtlantic Holdings 8.00% 11/30/39	100,000	130,829
Travelers
3.90% 11/1/20	100,000	107,217
5.80% 5/15/18	250,000	292,729
5.90% 6/2/19	100,000	119,262
6.25% 6/15/37	100,000	121,121
6.75% 6/20/36	100,000	126,593
Unum Group 7.125% 9/30/16	200,000	231,468
Willis Group Holdings 4.125% 3/15/16	150,000	157,125
Willis North America 7.00% 9/29/19	100,000	114,999
XL Group
5.25% 9/15/14	100,000	104,960
5.75% 10/1/21	100,000	113,358

		17,509,399

Internet & Catalog Retail–0.02%
Amazon.com 1.20% 11/29/17	300,000	290,450
Expedia 5.95% 8/15/20	100,000	106,280

		396,730

Internet Software & Services–0.04%
Baidu 3.50% 11/28/22	200,000	179,704
eBay
1.625% 10/15/15	100,000	102,190
2.60% 7/15/22	250,000	233,381
3.25% 10/15/20	100,000	102,063
Google 3.625% 5/19/21	100,000	104,688

		722,026

IT Services–0.22%
Computer Sciences 6.50% 3/15/18	150,000	167,698
Fidelity National Information Services
2.00% 4/15/18	43,000	41,549
3.50% 4/15/23	56,000	50,680
Fiserv
3.125% 6/15/16	100,000	104,349
4.625% 10/1/20	100,000	103,807
HP Enterprise Services 7.45% 10/15/29	25,000	28,305
International Business Machines
0.45% 5/6/16	150,000	147,988
0.55% 2/6/15	200,000	199,914
0.75% 5/11/15	200,000	200,711
0.875% 10/31/14	200,000	201,049
1.25% 2/6/17	350,000	346,494
1.25% 2/8/18	250,000	243,659
1.625% 5/15/20	150,000	140,645
1.875% 8/1/22	100,000	89,608
1.95% 7/22/16	100,000	102,577
2.00% 1/5/16	100,000	102,646
2.90% 11/1/21	150,000	147,666

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
International Business Machines (continued)
5.60% 11/30/39	210,000	$242,542
5.70% 9/14/17	300,000	346,853
5.875% 11/29/32	120,000	145,553
7.625% 10/15/18	300,000	382,160
SAIC
4.45% 12/1/20	100,000	103,705
5.95% 12/1/40	100,000	99,431
Total System Services 3.75% 6/1/23	125,000	116,299
Western Union
2.875% 12/10/17	150,000	150,542
3.65% 8/22/18	100,000	102,745
5.253% 4/1/20	107,000	113,659

		4,222,834

Leisure Equipment & Products–0.01%
Hasbro 6.35% 3/15/40	65,000	71,687
Mattel 6.20% 10/1/40	100,000	112,231

		183,918

Life Sciences Tools & Services–0.07%
Agilent Technologies
3.875% 7/15/23	150,000	145,161
5.00% 7/15/20	100,000	107,900
5.50% 9/14/15	100,000	109,165
Life Technologies
4.40% 3/1/15	100,000	104,659
6.00% 3/1/20	150,000	169,220
Thermo Fisher Scientific
3.20% 5/1/15	150,000	154,944
3.20% 3/1/16	140,000	145,405
3.60% 8/15/21	100,000	98,246
4.50% 3/1/21	240,000	250,202
4.70% 5/1/20	100,000	106,208

		1,391,110

Machinery–0.21%
Caterpillar
1.50% 6/26/17	100,000	99,090
2.60% 6/26/22	50,000	47,851
3.803% 8/15/42	168,000	147,068
3.90% 5/27/21	150,000	157,240
5.70% 8/15/16	125,000	142,323
6.05% 8/15/36	200,000	235,231
7.90% 12/15/18	100,000	129,137
Cooper US 6.10% 7/1/17	100,000	114,474
Deere
2.60% 6/8/22	100,000	95,496
3.90% 6/9/42	150,000	136,827
4.375% 10/16/19	350,000	390,367
5.375% 10/16/29	100,000	115,525
Dover
4.30% 3/1/21	100,000	108,527

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Dover (continued)
4.875% 10/15/15	50,000	$54,592
5.375% 3/1/41	100,000	112,697
6.60% 3/15/38	25,000	32,061
Eaton
#144A 2.75% 11/2/22	250,000	234,354
#144A 4.15% 11/2/42	150,000	135,124
6.95% 3/20/19	50,000	60,187
Harsco 2.70% 10/15/15	100,000	100,756
Illinois Tool Works
3.375% 9/15/21	60,000	61,481
3.90% 9/1/42	150,000	134,289
4.875% 9/15/41	100,000	104,887
6.25% 4/1/19	100,000	119,900
Joy Global 5.125% 10/15/21	80,000	85,108
Kennametal 2.65% 11/1/19	150,000	145,660
Parker Hannifin 6.25% 5/15/38	50,000	61,613
Pentair Finance 5.00% 5/15/21	200,000	212,976
Snap-on 6.125% 9/1/21	50,000	58,382
Stanley Black & Decker
2.90% 11/1/22	150,000	141,132
5.20% 9/1/40	100,000	102,766
Xylem 3.55% 9/20/16	100,000	105,217

		3,982,338

Media–1.05%
CBS
3.375% 3/1/22	100,000	96,575
4.85% 7/1/42	150,000	139,180
7.875% 7/30/30	200,000	255,481
8.875% 5/15/19	200,000	258,057
CC Holdings 3.849% 4/15/23	150,000	141,727
CC Holdings GS V 2.381% 12/15/17	100,000	98,515
Comcast
3.125% 7/15/22	100,000	97,623
4.25% 1/15/33	200,000	191,985
4.65% 7/15/42	24,000	23,104
5.15% 3/1/20	300,000	343,477
5.70% 5/15/18	200,000	233,363
5.70% 7/1/19	200,000	233,874
5.90% 3/15/16	150,000	168,974
6.45% 3/15/37	200,000	239,924
6.50% 1/15/15	200,000	217,347
6.50% 1/15/17	200,000	232,503
6.50% 11/15/35	200,000	242,802
6.95% 8/15/37	250,000	315,705
7.05% 3/15/33	500,000	625,859
COX Communications 5.45% 12/15/14	64,000	68,313
DIRECTV Holdings
1.75% 1/15/18	75,000	72,485
3.125% 2/15/16	100,000	103,841
3.50% 3/1/16	200,000	210,237

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings (continued)
3.55% 3/15/15	295,000	$306,388
3.80% 3/15/22	200,000	192,469
4.60% 2/15/21	300,000	311,642
4.75% 10/1/14	250,000	261,699
5.00% 3/1/21	200,000	211,005
5.15% 3/15/42	150,000	134,284
5.20% 3/15/20	65,000	70,282
5.875% 10/1/19	40,000	45,075
6.00% 8/15/40	200,000	200,463
6.35% 3/15/40	50,000	52,364
Discovery Communications
3.30% 5/15/22	150,000	143,703
3.70% 6/1/15	100,000	104,986
4.375% 6/15/21	100,000	105,151
4.875% 4/1/43	100,000	92,789
5.625% 8/15/19	200,000	229,884
6.35% 6/1/40	150,000	169,117
Disney (Walt)
0.875% 12/1/14	150,000	150,881
1.125% 2/15/17	250,000	245,949
1.35% 8/16/16	200,000	201,963
2.35% 12/1/22	300,000	277,718
3.70% 12/1/42	150,000	132,495
3.75% 6/1/21	200,000	208,723
4.125% 12/1/41	100,000	95,374
6.00% 7/17/17	150,000	174,577
Grupo Televisa
6.625% 1/15/40	100,000	111,275
8.50% 3/11/32	200,000	253,055
Historic TW 6.625% 5/15/29	300,000	351,059
Interpublic Group
2.25% 11/15/17	150,000	145,919
4.00% 3/15/22	70,000	67,240
McGraw-Hill 6.55% 11/15/37	100,000	99,483
NBC Universal Media
2.875% 1/15/23	375,000	356,923
3.65% 4/30/15	275,000	289,081
4.375% 4/1/21	200,000	216,095
4.45% 1/15/43	125,000	117,155
5.15% 4/30/20	270,000	307,841
5.95% 4/1/41	200,000	229,250
News America
3.00% 9/15/22	150,000	140,271
4.50% 2/15/21	150,000	160,952
5.30% 12/15/14	125,000	133,042
5.65% 8/15/20	300,000	342,883
6.15% 3/1/37	30,000	32,636
6.15% 2/15/41	200,000	222,870
6.40% 12/15/35	300,000	336,140
6.65% 11/15/37	175,000	202,028
6.90% 8/15/39	100,000	117,996

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
News America (continued)
8.15% 10/17/36	100,000	$127,192
Omnicom Group
3.625% 5/1/22	200,000	193,256
4.45% 8/15/20	35,000	36,421
6.25% 7/15/19	250,000	289,191
Reed Elsevier Capital 8.625% 1/15/19	100,000	124,621
Thomson Reuters
0.875% 5/23/16	100,000	99,082
4.70% 10/15/19	100,000	110,040
5.70% 10/1/14	100,000	105,774
6.50% 7/15/18	150,000	177,527
Time Warner
3.15% 7/15/15	300,000	313,525
4.70% 1/15/21	100,000	107,179
4.75% 3/29/21	150,000	161,625
4.875% 3/15/20	200,000	218,369
5.875% 11/15/16	150,000	171,361
6.10% 7/15/40	100,000	109,557
6.25% 3/29/41	300,000	332,160
6.50% 11/15/36	100,000	113,456
7.625% 4/15/31	325,000	410,768
7.70% 5/1/32	130,000	165,737
Time Warner Cable
3.50% 2/1/15	50,000	51,482
5.00% 2/1/20	145,000	151,575
5.50% 9/1/41	100,000	88,172
5.85% 5/1/17	300,000	330,828
5.875% 11/15/40	100,000	91,902
6.55% 5/1/37	200,000	200,889
6.75% 7/1/18	300,000	343,766
6.75% 6/15/39	200,000	204,647
7.30% 7/1/38	150,000	163,509
8.25% 4/1/19	250,000	301,352
8.75% 2/14/19	200,000	245,777
Time Warner Entertainment
8.375% 3/15/23	250,000	311,939
8.375% 7/15/33	200,000	236,340
Viacom
1.25% 2/27/15	100,000	100,331
3.125% 6/15/22	50,000	47,192
3.25% 3/15/23	250,000	235,940
3.50% 4/1/17	100,000	104,802
#144A 4.375% 3/15/43	177,000	150,709
5.625% 9/15/19	200,000	229,886
6.875% 4/30/36	125,000	146,780
WPP Finance 8.00% 9/15/14	100,000	107,953
WPP Finance 2010 4.75% 11/21/21	100,000	103,611

		20,279,349

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining–0.61%
Alcoa
5.87% 2/23/22	150,000	$146,194
5.95% 2/1/37	200,000	178,821
6.75% 7/15/18	100,000	108,683
Allegheny Technologies
5.95% 1/15/21	50,000	53,198
9.375% 6/1/19	100,000	123,542
Alum 6.75% 1/15/28	250,000	249,003
AngloGold Ashanti Holdings
5.375% 4/15/20	25,000	23,405
6.50% 4/15/40	10,000	8,294
Barrick Australia Finance 5.95% 10/15/39	100,000	85,206
Barrick Gold
#144A 2.50% 5/1/18	250,000	224,596
2.90% 5/30/16	100,000	98,708
3.85% 4/1/22	250,000	210,732
#144A 4.10% 5/1/23	100,000	83,708
6.95% 4/1/19	100,000	106,201
Barrick North America Finance
4.40% 5/30/21	200,000	179,103
5.70% 5/30/41	100,000	81,421
#144A 5.75% 5/1/43	150,000	121,702
7.50% 9/15/38	25,000	26,035
BHP Billiton Finance USA
1.00% 2/24/15	125,000	125,739
1.125% 11/21/14	250,000	251,850
1.625% 2/24/17	350,000	348,612
1.875% 11/21/16	250,000	253,832
3.25% 11/21/21	250,000	244,895
4.125% 2/24/42	125,000	116,878
5.25% 12/15/15	100,000	110,139
5.40% 3/29/17	100,000	112,851
6.50% 4/1/19	150,000	179,802
Cliffs Natural Resources
3.95% 1/15/18	150,000	143,458
4.80% 10/1/20	155,000	139,924
6.25% 10/1/40	100,000	82,952
Freeport-McMoRan Copper & Gold
#144A 2.375% 3/15/18	150,000	142,818
#144A 3.10% 3/15/20	125,000	115,711
3.55% 3/1/22	300,000	273,004
#144A 3.875% 3/15/23	225,000	204,047
#144A 5.45% 3/15/43	225,000	199,098
Goldcorp
2.125% 3/15/18	100,000	95,859
3.70% 3/15/23	100,000	88,728
Newmont Mining
3.50% 3/15/22	150,000	128,594
4.875% 3/15/42	150,000	116,041
5.125% 10/1/19	180,000	189,681
6.25% 10/1/39	100,000	96,106

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Nucor
4.125% 9/15/22	100,000	$102,474
5.75% 12/1/17	50,000	57,337
5.85% 6/1/18	100,000	116,558
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	142,533
Rio Tinto Alcan 6.125% 12/15/33	150,000	166,291
Rio Tinto Finance USA
1.625% 8/21/17	250,000	245,441
2.25% 12/14/18	150,000	145,950
2.50% 5/20/16	100,000	102,891
2.875% 8/21/22	250,000	229,677
3.50% 11/2/20	250,000	249,139
3.75% 9/20/21	150,000	148,391
4.125% 5/20/21	200,000	203,657
4.125% 8/21/42	150,000	129,106
5.20% 11/2/40	100,000	97,963
6.50% 7/15/18	250,000	296,149
7.125% 7/15/28	75,000	92,123
9.00% 5/1/19	100,000	130,064
Southern Copper
3.50% 11/8/22	89,000	80,321
5.25% 11/8/42	150,000	123,837
5.375% 4/16/20	125,000	133,089
6.75% 4/16/40	110,000	109,253
7.50% 7/27/35	200,000	215,791
Teck Resources
4.50% 1/15/21	100,000	100,613
4.75% 1/15/22	104,000	103,614
5.20% 3/1/42	250,000	212,770
6.00% 8/15/40	100,000	94,116
6.25% 7/15/41	201,000	191,030
Vale 5.625% 9/11/42	150,000	131,609
Vale Overseas
4.375% 1/11/22	250,000	238,709
4.625% 9/15/20	100,000	99,270
5.625% 9/15/19	300,000	324,727
6.25% 1/11/16	100,000	110,787
6.25% 1/23/17	250,000	280,577
6.875% 11/21/36	350,000	356,121
6.875% 11/10/39	170,000	172,445
Xstrata Canada 5.375% 6/1/15	100,000	105,682

		11,709,276

Multiline Retail–0.17%
Dollar General 3.25% 4/15/23	200,000	183,014
Family Dollar Stores 5.00% 2/1/21	100,000	102,897
Kohl’s
4.00% 11/1/21	200,000	200,508
6.00% 1/15/33	100,000	101,473
6.25% 12/15/17	50,000	57,332

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
Macy’s Retail Holdings
2.875% 2/15/23	100,000	$92,427
5.125% 1/15/42	100,000	96,838
5.75% 7/15/14	90,000	94,354
5.90% 12/1/16	107,000	121,642
6.70% 7/15/34	150,000	171,208
6.90% 4/1/29	150,000	175,711
Nordstrom
4.75% 5/1/20	100,000	110,453
7.00% 1/15/38	100,000	132,181
Target
2.90% 1/15/22	300,000	294,132
3.875% 7/15/20	100,000	107,062
4.00% 7/1/42	150,000	136,967
5.875% 7/15/16	100,000	113,983
6.00% 1/15/18	250,000	294,108
6.35% 11/1/32	100,000	123,678
6.50% 10/15/37	200,000	248,693
7.00% 1/15/38	200,000	261,916

		3,220,577

Multi-Utilities–0.29%
Alliant Energy 4.00% 10/15/14	50,000	51,896
American Water Capital
4.30% 12/1/42	100,000	94,233
6.085% 10/15/17	100,000	115,450
Avista
5.125% 4/1/22	30,000	33,998
5.95% 6/1/18	100,000	116,919
CenterPoint Energy 5.95% 2/1/17	100,000	113,803
Consolidated Edison New York
3.95% 3/1/43	150,000	136,282
5.375% 12/15/15	100,000	110,646
5.50% 12/1/39	250,000	279,576
5.85% 3/15/36	100,000	117,300
6.30% 8/15/37	20,000	24,580
6.75% 4/1/38	25,000	32,395
7.125% 12/1/18	200,000	248,972
Consumers Energy 3.95% 5/15/43	150,000	138,553
Delmarva Power & Light 4.00% 6/1/42	100,000	94,238
Dominion Resources
4.45% 3/15/21	100,000	108,090
4.90% 8/1/41	60,000	60,806
5.15% 7/15/15	150,000	162,286
5.20% 8/15/19	80,000	91,023
5.95% 6/15/35	25,000	29,016
6.40% 6/15/18	76,000	90,351
8.875% 1/15/19	100,000	130,773
DTE Energy 6.35% 6/1/16	50,000	57,113
KeySpan 8.00% 11/15/30	25,000	32,057
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	116,212

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
MidAmerican Energy Holdings (continued)
5.95% 5/15/37	125,000	$139,339
6.125% 4/1/36	250,000	284,531
6.50% 9/15/37	100,000	119,138
National Grid 6.30% 8/1/16	50,000	56,595
Nisource Finance 3.85% 2/15/23	50,000	48,613
NiSource Finance
4.80% 2/15/44	100,000	90,895
5.25% 2/15/43	59,000	57,857
5.40% 7/15/14	150,000	156,804
5.45% 9/15/20	125,000	139,602
6.125% 3/1/22	100,000	113,049
6.40% 3/15/18	100,000	116,283
NSTAR 4.50% 11/15/19	110,000	122,614
Puget Sound Energy
4.434% 11/15/41	100,000	97,969
5.638% 4/15/41	80,000	92,776
5.764% 7/15/40	50,000	58,847
5.795% 3/15/40	100,000	118,050
San Diego Gas & Electric
3.00% 8/15/21	175,000	176,213
6.00% 6/1/39	110,000	135,825
SCANA 6.25% 4/1/20	100,000	114,428
Sempra Energy
2.875% 10/1/22	150,000	140,457
6.00% 10/15/39	125,000	141,136
6.15% 6/15/18	25,000	29,239
6.50% 6/1/16	230,000	263,917
United Utilities 5.375% 2/1/19	100,000	108,749

		5,509,494

Office Electronics–0.03%
Xerox
4.25% 2/15/15	100,000	104,511
4.50% 5/15/21	95,000	98,154
6.35% 5/15/18	150,000	172,095
6.40% 3/15/16	100,000	111,395

		486,155

Oil, Gas & Consumable Fuels–2.18%
Anadarko Petroleum
5.95% 9/15/16	200,000	224,500
6.375% 9/15/17	300,000	345,317
6.45% 9/15/36	150,000	174,368
7.95% 6/15/39	200,000	265,177
8.70% 3/15/19	100,000	128,878
Apache
1.75% 4/15/17	50,000	50,113
2.625% 1/15/23	250,000	230,987
3.25% 4/15/22	100,000	98,692
4.25% 1/15/44	100,000	89,583
4.75% 4/15/43	200,000	190,439

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Apache (continued)
5.10% 9/1/40	350,000	$353,478
5.25% 2/1/42	100,000	102,057
5.625% 1/15/17	200,000	225,432
6.00% 1/15/37	50,000	56,481
Boardwalk Pipelines
3.375% 2/1/23	100,000	92,252
5.75% 9/15/19	100,000	111,331
Buckeye Partners
4.875% 2/1/21	260,000	266,642
5.50% 8/15/19	50,000	55,294
Burlington Resources Finance 7.20% 8/15/31	100,000	129,507
Canadian Natural Resources
1.45% 11/14/14	300,000	302,528
5.85% 2/1/35	200,000	213,710
5.90% 2/1/18	100,000	115,050
6.25% 3/15/38	150,000	168,103
Cenovus Energy
4.45% 9/15/42	100,000	90,009
4.50% 9/15/14	100,000	104,437
5.70% 10/15/19	100,000	113,893
6.75% 11/15/39	200,000	240,534
Chevron
2.355% 12/5/22	500,000	471,202
4.95% 3/3/19	100,000	114,989
CNOOC Finance 2013 3.00% 5/9/23	250,000	226,311
ConocoPhillips
1.05% 12/15/17	250,000	241,518
2.40% 12/15/22	250,000	230,833
4.60% 1/15/15	200,000	212,137
5.75% 2/1/19	200,000	234,577
5.90% 5/15/38	150,000	175,198
6.00% 1/15/20	200,000	238,320
6.50% 2/1/39	280,000	353,460
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	114,135
ConocoPhillips Holding 6.95% 4/15/29	200,000	255,399
DCP Midstream Operating 4.95% 4/1/22	100,000	102,684
Devon Energy
1.875% 5/15/17	100,000	98,736
4.00% 7/15/21	100,000	102,811
4.75% 5/15/42	100,000	93,703
5.60% 7/15/41	200,000	207,982
6.30% 1/15/19	100,000	116,003
7.95% 4/15/32	100,000	131,241
Devon Financing 7.875% 9/30/31	200,000	259,666
Ecopetrol 7.625% 7/23/19	200,000	237,500
El Paso Natural Gas
5.95% 4/15/17	100,000	113,600
8.375% 6/15/32	100,000	132,832

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
El Paso Pipeline Partners Operating 5.00% 10/1/21	250,000	$269,477
Enbridge 5.60% 4/1/17	100,000	112,200
Enbridge Energy Partners
5.20% 3/15/20	100,000	109,114
6.50% 4/15/18	50,000	58,134
7.50% 4/15/38	300,000	363,764
9.875% 3/1/19	50,000	65,373
EnCana
5.90% 12/1/17	50,000	56,749
6.50% 2/1/38	100,000	111,470
6.625% 8/15/37	250,000	280,371
7.20% 11/1/31	50,000	58,695
Energen 4.625% 9/1/21	100,000	98,471
Energy Transfer Partners
3.60% 2/1/23	100,000	93,775
5.20% 2/1/22	250,000	265,017
5.95% 2/1/15	300,000	321,530
6.50% 2/1/42	150,000	160,497
7.50% 7/1/38	200,000	234,469
#144A 7.60% 2/1/24	150,000	183,906
Enterprise Products Operating
1.25% 8/13/15	100,000	100,380
3.20% 2/1/16	100,000	105,037
3.35% 3/15/23	350,000	337,496
4.05% 2/15/22	100,000	102,387
4.45% 2/15/43	125,000	111,389
4.85% 8/15/42	200,000	189,202
4.85% 3/15/44	125,000	119,016
5.20% 9/1/20	100,000	112,071
5.25% 1/31/20	100,000	111,920
5.70% 2/15/42	150,000	159,420
5.95% 2/1/41	100,000	109,330
6.125% 10/15/39	50,000	55,795
6.30% 9/15/17	100,000	117,070
6.50% 1/31/19	100,000	119,442
7.55% 4/15/38	100,000	127,675
EOG Resources
2.50% 2/1/16	250,000	259,005
2.625% 3/15/23	150,000	140,658
2.95% 6/1/15	200,000	208,383
4.40% 6/1/20	150,000	165,049
6.875% 10/1/18	25,000	30,706
EQT
4.875% 11/15/21	100,000	103,055
8.125% 6/1/19	75,000	91,547
Hess
5.60% 2/15/41	200,000	205,926
7.125% 3/15/33	100,000	117,887
7.30% 8/15/31	250,000	300,468
8.125% 2/15/19	85,000	106,671

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Husky Energy
3.95% 4/15/22	150,000	$152,522
7.25% 12/15/19	125,000	154,227
Kerr-McGee 6.95% 7/1/24	100,000	119,783
Kinder Morgan Energy Partners
3.50% 9/1/23	100,000	93,913
3.95% 9/1/22	100,000	98,835
5.00% 3/1/43	100,000	94,646
5.30% 9/15/20	250,000	278,018
5.625% 2/15/15	165,000	176,992
5.80% 3/15/35	150,000	155,414
5.95% 2/15/18	50,000	58,002
6.50% 9/1/39	100,000	112,242
6.55% 9/15/40	200,000	227,208
7.75% 3/15/32	200,000	247,765
Magellan Midstream Partners
4.25% 2/1/21	150,000	157,905
6.55% 7/15/19	50,000	59,525
Marathon Oil
0.90% 11/1/15	150,000	149,253
2.80% 11/1/22	125,000	115,879
5.90% 3/15/18	200,000	230,087
6.60% 10/1/37	100,000	119,750
Marathon Petroleum
3.50% 3/1/16	255,000	267,847
5.125% 3/1/21	135,000	149,116
6.50% 3/1/41	145,000	166,165
Murphy Oil 2.50% 12/1/17	500,000	493,654
Nexen
6.20% 7/30/19	130,000	153,119
6.40% 5/15/37	150,000	163,549
7.50% 7/30/39	200,000	245,032
Noble Energy
4.15% 12/15/21	100,000	103,435
6.00% 3/1/41	135,000	152,634
8.25% 3/1/19	100,000	126,085
Noble Holding International
2.50% 3/15/17	100,000	100,112
3.45% 8/1/15	200,000	207,459
3.95% 3/15/22	100,000	98,023
6.20% 8/1/40	125,000	128,965
Occidental Petroleum
1.50% 2/15/18	100,000	97,858
2.50% 2/1/16	200,000	207,515
2.70% 2/15/23	100,000	92,480
3.125% 2/15/22	150,000	145,590
4.10% 2/1/21	100,000	105,782
4.125% 6/1/16	150,000	162,832
ONEOK Partners
3.375% 10/1/22	150,000	138,168
6.125% 2/1/41	100,000	103,568
6.15% 10/1/16	50,000	57,045

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners (continued)
6.65% 10/1/36	100,000	$111,422
8.625% 3/1/19	100,000	126,767
Pemex Project Funding Master Trust 6.625% 6/15/35	250,000	263,750
Petrobras Global Finance
4.375% 5/20/23	350,000	324,570
5.625% 5/20/43	225,000	196,414
Petrobras International Finance
3.50% 2/6/17	600,000	598,828
3.875% 1/27/16	500,000	516,913
5.375% 1/27/21	700,000	706,786
5.75% 1/20/20	200,000	209,076
5.875% 3/1/18	200,000	216,239
6.875% 1/20/40	450,000	458,765
7.875% 3/15/19	400,000	464,545
Petro-Canada
5.95% 5/15/35	200,000	215,290
6.80% 5/15/38	100,000	116,261
9.25% 10/15/21	50,000	67,492
Petrohawk Energy 6.25% 6/1/19	100,000	110,000
Petroleos Mexicanos
4.875% 3/15/15	300,000	316,875
4.875% 1/24/22	250,000	255,625
5.50% 1/21/21	400,000	428,000
6.00% 3/5/20	260,000	287,300
6.50% 6/2/41	650,000	674,375
8.00% 5/3/19	550,000	668,250
Phillips 66
2.95% 5/1/17	450,000	464,197
5.875% 5/1/42	250,000	276,563
Pioneer Natural Resources 3.95% 7/15/22	100,000	98,926
Plains All American Pipeline
3.95% 9/15/15	200,000	212,231
4.30% 1/31/43	100,000	87,679
5.75% 1/15/20	100,000	114,082
6.65% 1/15/37	125,000	147,878
8.75% 5/1/19	150,000	195,720
Shell International Finance
1.125% 8/21/17	500,000	489,597
2.375% 8/21/22	250,000	234,090
3.10% 6/28/15	200,000	209,706
3.25% 9/22/15	200,000	211,224
4.30% 9/22/19	200,000	222,245
4.375% 3/25/20	75,000	83,493
5.50% 3/25/40	100,000	116,623
6.375% 12/15/38	200,000	258,575
Southwestern Energy 4.10% 3/15/22	200,000	199,508
Spectra Energy Capital
2.95% 6/15/16	100,000	102,594

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Capital (continued)
5.65% 3/1/20	100,000	$111,082
5.668% 8/15/14	200,000	210,070
7.50% 9/15/38	50,000	62,645
Statoil
1.15% 5/15/18	250,000	242,031
2.45% 1/17/23	200,000	185,665
2.65% 1/15/24	100,000	92,950
2.90% 10/15/14	200,000	205,826
3.15% 1/23/22	200,000	198,171
3.95% 5/15/43	100,000	90,825
5.10% 8/17/40	200,000	213,394
5.25% 4/15/19	250,000	289,309
7.15% 1/15/29	25,000	33,311
Suncor Energy
6.10% 6/1/18	150,000	175,051
6.50% 6/15/38	250,000	289,257
6.85% 6/1/39	100,000	118,179
7.15% 2/1/32	25,000	30,517
Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	113,371
Talisman Energy
3.75% 2/1/21	250,000	249,942
7.75% 6/1/19	125,000	152,114
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	197,850
Tosco 8.125% 2/15/30	100,000	138,874
Total Capital
2.30% 3/15/16	100,000	103,320
3.00% 6/24/15	100,000	104,549
3.125% 10/2/15	100,000	104,748
4.125% 1/28/21	100,000	106,716
4.45% 6/24/20	100,000	109,184
Total Capital Canada
1.45% 1/15/18	200,000	195,565
2.75% 7/15/23	300,000	281,097
Total Capital International
1.55% 6/28/17	150,000	148,806
2.70% 1/25/23	200,000	187,507
2.875% 2/17/22	200,000	192,594
TransCanada PipeLines
0.75% 1/15/16	200,000	197,863
0.875% 3/2/15	140,000	140,179
2.50% 8/1/22	150,000	138,604
3.40% 6/1/15	200,000	209,697
3.80% 10/1/20	100,000	105,483
4.875% 1/15/15	50,000	53,022
6.10% 6/1/40	100,000	118,636
•6.35% 5/15/67	150,000	156,560
6.50% 8/15/18	200,000	240,562
7.25% 8/15/38	100,000	130,557
7.625% 1/15/39	250,000	339,910

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	$91,014
Valero Energy
4.50% 2/1/15	45,000	47,410
6.125% 2/1/20	65,000	75,637
6.625% 6/15/37	150,000	172,925
7.50% 4/15/32	100,000	122,397
9.375% 3/15/19	200,000	262,551
Western Gas Partners 4.00% 7/1/22	150,000	145,876
Williams
3.70% 1/15/23	139,000	129,397
8.75% 3/15/32	109,000	138,618
Williams Partners
3.80% 2/15/15	200,000	208,604
4.00% 11/15/21	100,000	98,229
5.25% 3/15/20	200,000	215,245
6.30% 4/15/40	170,000	178,794
XTO Energy 6.50% 12/15/18	100,000	123,897

		41,856,286

Paper & Forest Products–0.10%
Celulosa Arauco y Constitucion
5.00% 1/21/21	100,000	102,079
5.625% 4/20/15	100,000	104,765
Domtar 4.40% 4/1/22	100,000	97,142
Georgia-Pacific 8.00% 1/15/24	250,000	322,678
International Paper
4.75% 2/15/22	200,000	210,821
6.00% 11/15/41	135,000	144,113
7.30% 11/15/39	100,000	120,402
7.50% 8/15/21	80,000	98,345
7.95% 6/15/18	300,000	367,713
9.375% 5/15/19	100,000	130,860
Plum Creek Timberlands 4.70% 3/15/21	100,000	103,633
Westvaco 8.20% 1/15/30	150,000	177,942

		1,980,493

Personal Products–0.01%
Avon Products
5.00% 3/15/23	100,000	99,588
6.50% 3/1/19	100,000	111,914

		211,502

Pharmaceuticals–0.80%
Abbott Laboratories
5.125% 4/1/19	78,000	89,847
5.30% 5/27/40	50,000	56,693
6.00% 4/1/39	50,000	61,257
6.15% 11/30/37	50,000	62,644
AbbVie
#144A 1.20% 11/6/15	400,000	400,670
#144A 1.75% 11/6/17	750,000	735,551
#144A 2.90% 11/6/22	500,000	468,513

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
#144A 4.40% 11/6/42	300,000	$279,768
Allergan
1.35% 3/15/18	50,000	48,774
5.75% 4/1/16	100,000	112,363
AstraZeneca
4.00% 9/18/42	150,000	136,686
5.90% 9/15/17	350,000	407,052
6.45% 9/15/37	250,000	308,149
Bristol-Myers Squibb
2.00% 8/1/22	100,000	90,586
5.45% 5/1/18	150,000	174,542
5.875% 11/15/36	195,000	228,439
6.125% 5/1/38	103,000	125,888
GlaxoSmithKline Capital
0.75% 5/8/15	250,000	250,059
2.85% 5/8/22	750,000	721,293
5.375% 4/15/34	100,000	109,699
5.65% 5/15/18	200,000	232,199
6.375% 5/15/38	250,000	306,292
Hospira
5.90% 6/15/14	300,000	308,888
6.05% 3/30/17	25,000	26,774
6.40% 5/15/15	15,000	15,886
Johnson & Johnson
2.15% 5/15/16	400,000	414,471
2.95% 9/1/20	100,000	101,987
3.55% 5/15/21	100,000	105,817
4.85% 5/15/41	100,000	110,226
5.15% 7/15/18	250,000	289,636
5.85% 7/15/38	100,000	123,406
Lilly (Eli)
5.20% 3/15/17	140,000	156,706
5.50% 3/15/27	100,000	115,431
5.95% 11/15/37	100,000	118,960
Merck
0.70% 5/18/16	125,000	124,224
1.10% 1/31/18	150,000	144,652
1.30% 5/18/18	100,000	97,092
2.25% 1/15/16	100,000	103,376
2.80% 5/18/23	250,000	237,033
3.60% 9/15/42	100,000	86,737
3.875% 1/15/21	100,000	106,952
4.00% 6/30/15	200,000	213,125
4.15% 5/18/43	42,000	40,181
4.75% 3/1/15	150,000	160,254
5.00% 6/30/19	100,000	114,324
5.85% 6/30/39	100,000	118,636
6.00% 9/15/17	50,000	58,418
6.40% 3/1/28	50,000	62,052
6.50% 12/1/33	200,000	260,929
6.55% 9/15/37	200,000	257,880

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
#Mylan 144A 2.60% 6/24/18	200,000	$197,351
Novartis Capital
2.40% 9/21/22	250,000	235,418
2.90% 4/24/15	200,000	208,566
3.70% 9/21/42	150,000	133,680
4.40% 4/24/20	100,000	111,207
Novartis Securities Investment 5.125% 2/10/19	400,000	460,946
Perrigo 2.95% 5/15/23	100,000	92,642
Pfizer
1.50% 6/15/18	250,000	246,022
4.30% 6/15/43	100,000	97,494
5.35% 3/15/15	350,000	377,035
6.20% 3/15/19	400,000	482,932
7.20% 3/15/39	300,000	403,343
Sanofi
1.20% 9/30/14	150,000	151,415
1.25% 4/10/18	91,000	88,243
Sanofi-Aventis
2.625% 3/29/16	150,000	156,281
4.00% 3/29/21	200,000	213,668
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	164,293
3.00% 6/15/15	125,000	129,946
3.65% 11/10/21	250,000	250,470
6.15% 2/1/36	100,000	118,575
Watson Pharmaceuticals
3.25% 10/1/22	250,000	233,533
4.625% 10/1/42	125,000	111,973
5.00% 8/15/14	40,000	41,673
6.125% 8/15/19	45,000	51,913
Wyeth
5.50% 2/15/16	400,000	446,268
5.95% 4/1/37	200,000	235,458
6.00% 2/15/36	100,000	120,150
6.50% 2/1/34	100,000	125,685
Zoetis
#144A 1.15% 2/1/16	20,000	19,945
#144A 3.25% 2/1/23	163,000	155,184
#144A 4.70% 2/1/43	150,000	140,621

		15,482,947

Professional Services–0.01%
Dun & Bradstreet 2.875% 11/15/15	55,000	56,483
Equifax 4.45% 12/1/14	50,000	52,254
Verisk Analytics 4.125% 9/12/22	100,000	99,554

		208,291

Real Estate Investment Trusts–0.51%
American Tower 4.625% 4/1/15	250,000	264,300

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
4.70% 3/15/22	225,000	$227,336
5.05% 9/1/20	100,000	105,247
5.90% 11/1/21	65,000	72,436
AvalonBay Communities 6.10% 3/15/20	100,000	115,640
BioMed Realty 3.85% 4/15/16	100,000	104,928
Boston Properties
3.70% 11/15/18	100,000	105,152
3.85% 2/1/23	125,000	122,997
4.125% 5/15/21	250,000	257,561
5.00% 6/1/15	100,000	107,526
5.875% 10/15/19	100,000	115,495
Brandywine Operating Partnership 4.95% 4/15/18	100,000	106,613
BRE Properties 3.375% 1/15/23	250,000	233,310
Camden Property Trust 4.625% 6/15/21	100,000	105,796
DDR 7.50% 4/1/17	200,000	232,118
Digital Realty Trust
4.50% 7/15/15	100,000	104,959
5.25% 3/15/21	100,000	104,476
Duke Realty
4.375% 6/15/22	100,000	99,087
6.75% 3/15/20	50,000	57,459
7.375% 2/15/15	100,000	109,183
Entertainment Properties Trust 5.75% 8/15/22	100,000	101,362
EPR Properties 5.25% 7/15/23	75,000	72,981
ERP Operating
4.625% 12/15/21	150,000	159,160
4.75% 7/15/20	100,000	107,713
5.125% 3/15/16	100,000	109,836
6.584% 4/13/15	250,000	274,570
Essex Portfolio 3.25% 5/1/23	100,000	92,308
Federal Realty Investment Trust 2.75% 6/1/23	100,000	90,823
HCP
3.75% 2/1/16	55,000	57,946
3.75% 2/1/19	100,000	102,737
5.375% 2/1/21	200,000	217,278
6.30% 9/15/16	125,000	142,080
Health Care REIT
3.625% 3/15/16	100,000	104,924
5.25% 1/15/22	100,000	107,662
6.125% 4/15/20	135,000	153,576
6.20% 6/1/16	50,000	56,182
Healthcare Realty Trust
5.75% 1/15/21	200,000	217,107
6.50% 1/17/17	100,000	111,889
Hospitality Properties Trust
5.625% 3/15/17	100,000	108,075
7.875% 8/15/14	100,000	103,993
Host Hotels & Resorts 4.75% 3/1/23	150,000	149,954

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty 4.80% 7/15/18	100,000	$106,753
Kimco Realty 6.875% 10/1/19	150,000	181,557
Liberty Property
4.125% 6/15/22	50,000	49,539
5.50% 12/15/16	100,000	110,486
6.625% 10/1/17	50,000	57,089
Mack-Cali Realty 7.75% 8/15/19	100,000	122,672
National Retail Properties
3.30% 4/15/23	100,000	90,559
5.50% 7/15/21	100,000	108,398
Omega Healthcare Investors 6.75% 10/15/22	100,000	107,000
ProLogis
4.50% 8/15/17	100,000	106,213
6.25% 3/15/17	50,000	55,913
6.625% 5/15/18	100,000	115,222
6.875% 3/15/20	11,000	12,781
Realty Income
5.75% 1/15/21	100,000	110,281
5.875% 3/15/35	50,000	52,602
5.95% 9/15/16	110,000	123,621
Regency Centers 4.80% 4/15/21	100,000	105,620
Senior Housing Properties Trust 4.30% 1/15/16	100,000	103,704
Simon Property Group
3.375% 3/15/22	150,000	147,457
4.20% 2/1/15	180,000	187,562
5.25% 12/1/16	200,000	223,624
5.65% 2/1/20	200,000	228,816
6.75% 2/1/40	300,000	367,953
10.35% 4/1/19	200,000	277,306
UDR
4.25% 6/1/18	100,000	106,194
4.625% 1/10/22	100,000	103,631
Ventas Realty
2.70% 4/1/20	100,000	94,698
4.00% 4/30/19	200,000	208,238
4.75% 6/1/21	100,000	105,223
Vornado Realty 4.25% 4/1/15	100,000	104,144
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	95,469
Weingarten Realty Investors 3.375% 10/15/22	150,000	137,807
Weyerhaeuser 7.375% 3/15/32	250,000	300,934

		9,802,841

Real Estate Management & Development–0.00%
Jones Lang LaSalle 4.40% 11/15/22	100,000	98,314

		98,314

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail–0.29%
Burlington Northern Santa Fe
3.00%3/15/23	100,000	$95,491
3.05%3/15/22	150,000	146,255
3.45%9/15/21	200,000	200,923
4.10%6/1/21	100,000	105,648
4.40%3/15/42	100,000	92,159
4.45%3/15/43	100,000	93,553
4.95%9/15/41	100,000	100,113
5.05%3/1/41	100,000	101,460
5.65%5/1/17	150,000	170,325
6.15%5/1/37	100,000	116,487
7.95%8/15/30	100,000	132,383
Canadian National Railway
5.55%3/1/19	200,000	232,952
5.85%11/15/17	150,000	173,976
6.20%6/1/36	100,000	124,276
6.25%8/1/34	100,000	125,050
Canadian Pacific Railway
4.45%3/15/23	100,000	104,540
7.125%10/15/31	150,000	185,988
7.25%5/15/19	65,000	79,805
Con-way 7.25% 1/15/18	100,000	113,761
CSX
3.70%10/30/20	100,000	103,548
4.10%3/15/44	100,000	87,189
4.40%3/1/43	200,000	181,191
6.15%5/1/37	120,000	138,492
6.22%4/30/40	100,000	116,883
7.375%2/1/19	100,000	123,484
#Kansas City Southern de Mexico de CV 144A 2.35% 5/15/20	150,000	145,347
#Kansas City Southern Railway 144A 4.30%5/15/43	100,000	90,456
Norfolk Southern
2.903%2/15/23	121,000	114,351
3.00%4/1/22	118,000	114,163
3.25%12/1/21	100,000	99,610
4.837%10/1/41	111,000	111,076
5.90%6/15/19	100,000	118,520
6.00%5/23/11	100,000	110,394
7.70%5/15/17	240,000	289,678
Ryder System
2.50%3/1/17	200,000	200,902
3.15%3/2/15	115,000	118,668
5.85%11/1/16	100,000	111,991
Union Pacific
4.00%2/1/21	65,000	69,771
4.163%7/15/22	190,000	202,520
4.75%9/15/41	200,000	203,021

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Union Pacific (continued)
6.125% 2/15/20	200,000	$240,530
6.15% 5/1/37	25,000	29,870

		5,616,800

Semiconductors & Semiconductor Equipment–0.13%
Analog Devices 3.00% 4/15/16	100,000	104,521
Applied Materials 5.85% 6/15/41	100,000	108,709
Broadcom 2.50% 8/15/22	250,000	229,827
Intel
1.35% 12/15/17	150,000	146,951
1.95% 10/1/16	200,000	205,278
2.70% 12/15/22	150,000	140,376
3.30% 10/1/21	254,000	255,393
4.00% 12/15/32	250,000	232,922
4.25% 12/15/42	250,000	227,993
4.80% 10/1/41	172,000	171,670
KLA-Tencor 6.90% 5/1/18	100,000	116,533
Maxim Integrated Products 3.375% 3/15/23	100,000	93,987
National Semiconductor 3.95% 4/15/15	100,000	105,736
Texas Instruments
1.65% 8/3/19	100,000	96,287
2.25% 5/1/23	250,000	225,107
2.375% 5/16/16	100,000	103,737

		2,565,027

Software–0.22%
Adobe Systems
3.25% 2/1/15	100,000	103,661
4.75% 2/1/20	85,000	92,635
Autodesk 1.95% 12/15/17	100,000	97,665
BMC Software 4.25% 2/15/22	60,000	60,070
CA 5.375% 12/1/19	100,000	108,898
Intuit 5.75% 3/15/17	100,000	111,198
Microsoft
1.625% 9/25/15	300,000	306,947
2.375% 5/1/23	150,000	139,112
3.50% 11/15/42	150,000	128,922
4.20% 6/1/19	200,000	221,848
4.50% 10/1/40	100,000	101,063
5.20% 6/1/39	200,000	221,543
5.30% 2/8/41	100,000	113,565
Oracle
1.20% 10/15/17	200,000	194,446
2.50% 10/15/22	200,000	184,812
3.75% 7/8/14	200,000	206,605
3.875% 7/15/20	100,000	106,864
5.00% 7/8/19	250,000	286,233
5.25% 1/15/16	200,000	221,320
5.375% 7/15/40	150,000	167,827

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
5.75% 4/15/18	375,000	$436,826
6.125% 7/8/39	150,000	181,330
6.50% 4/15/38	200,000	251,259
Symantec
3.95% 6/15/22	150,000	147,518
4.20% 9/15/20	100,000	102,664

		4,294,831

Specialty Retail–0.18%
Advance Auto Parts 4.50% 1/15/22	100,000	97,418
AutoZone
2.875% 1/15/23	100,000	91,503
4.00% 11/15/20	75,000	76,761
5.75% 1/15/15	200,000	214,715
Gap 5.95% 4/12/21	150,000	166,165
Home Depot
2.70% 4/1/23	150,000	142,510
4.20% 4/1/43	150,000	143,079
4.40% 4/1/21	100,000	109,946
5.40% 3/1/16	250,000	278,747
5.40% 9/15/40	100,000	111,968
5.875% 12/16/36	350,000	412,938
5.95% 4/1/41	100,000	119,574
Lowe’s
1.625% 4/15/17	150,000	150,094
3.12% 4/15/22	100,000	98,610
4.625% 4/15/20	150,000	165,792
4.65% 4/15/42	100,000	98,248
5.40% 10/15/16	200,000	226,965
5.80% 10/15/36	200,000	225,356
5.80% 4/15/40	20,000	22,403
6.65% 9/15/37	100,000	122,808
O’Reilly Automotive
3.80% 9/1/22	100,000	98,752
4.875% 1/14/21	45,000	47,985
#QVC 144A 4.375% 3/15/23	100,000	93,458
TJX
2.50% 5/15/23	100,000	92,880
4.20% 8/15/15	50,000	53,509
6.95% 4/15/19	55,000	67,311

		3,529,495

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	92,255
3.625% 5/1/43	100,000	88,833
VF 6.00% 10/15/33	150,000	166,480

		347,568

Thrift & Mortgage Finance–0.01%
People’s United Financial 3.65% 12/6/22	150,000	141,136

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Thrift & Mortgage Finance (continued)
Santander Holdings USA
3.00%9/24/15	40,000	$41,035
4.625%4/19/16	100,000	105,561

		287,732

Tobacco–0.22%
Altria Group
2.85%8/9/22	200,000	185,300
4.125%9/11/15	100,000	106,620
4.50%5/2/43	100,000	89,276
4.75%5/5/21	200,000	214,544
9.70%11/10/18	119,000	158,373
9.95%11/10/38	350,000	519,520
10.20%2/6/39	300,000	452,840
Lorillard Tobacco
2.30%8/21/17	100,000	98,839
3.50%8/4/16	45,000	47,080
3.75%5/20/23	200,000	184,914
8.125%6/23/19	100,000	122,688
8.125%5/1/40	100,000	119,015
Philip Morris International
2.50%5/16/16	250,000	259,863
2.90%11/15/21	250,000	243,213
4.375%11/15/41	200,000	182,220
4.50%3/26/20	100,000	110,209
4.50%3/20/42	100,000	93,687
5.65%5/16/18	300,000	346,223
6.375%5/16/38	150,000	178,870
Reynolds American
4.75%11/1/42	125,000	112,051
7.625%6/1/16	295,000	344,164

		4,169,509

Trading Companies & Distributors–0.01%
GATX 3.90% 3/30/23	101,000	98,803

		98,803

Wireless Telecommunication Services–0.26%
Alltel 7.875% 7/1/32	100,000	134,814
America Movil
2.375%9/8/16	400,000	407,284
3.125%7/16/22	200,000	184,779
3.625%3/30/15	200,000	207,421
4.375%7/16/42	200,000	171,450
5.00%3/30/20	200,000	215,658
6.125%11/15/37	150,000	163,207
6.125%3/30/40	250,000	272,859
6.375%3/1/35	25,000	28,041
Cellco Partnership 8.50% 11/15/18	300,000	390,077
Rogers Communications
3.00% 3/15/23	125,000	116,914
4.50% 3/15/43	100,000	91,405
6.80% 8/15/18	150,000	181,293

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Rogers Communications (continued)
7.50% 8/15/38	25,000	$33,173
Vodafone Group
0.90% 2/19/16	200,000	196,821
1.50% 2/19/18	350,000	335,420
2.50% 9/26/22	200,000	177,698
2.95% 2/19/23	225,000	208,432
4.375% 2/19/43	150,000	134,899
5.00% 9/15/15	300,000	325,582
5.45% 6/10/19	200,000	227,185
5.625% 2/27/17	300,000	333,745
5.75% 3/15/16	100,000	111,148
6.15% 2/27/37	200,000	221,538
7.875% 2/15/30	100,000	128,699

		4,999,542

Total Corporate Bonds (Cost $419,883,647)		431,995,663

MUNICIPAL BONDS–0.86%
American Municipal Power, Ohio Taxable Build
America Bonds Series B
6.449% 2/15/44	50,000	54,723
7.834% 2/15/41	55,000	69,964
8.084% 2/15/50	100,000	133,145
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	232,352
Series S1 6.793% 4/1/30	100,000	120,887
Series S1 6.918% 4/1/40	100,000	125,327
Series S1 7.043% 4/1/50	100,000	127,478
California State
3.95% 11/1/15	100,000	107,346
4.85% 10/1/14	100,000	105,428
6.20% 10/1/19	100,000	116,914
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	114,161
6.65% 3/1/22	200,000	236,886
7.30% 10/1/39	100,000	129,142
7.60% 11/1/40	80,000	108,419
7.625% 3/1/40	85,000	114,254
7.95% 3/1/36	100,000	118,771
California State Various Purposes
5.95% 4/1/16	35,000	39,212
7.50% 4/1/34	325,000	421,616
7.55% 4/1/39	600,000	804,024
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	56,198

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	$107,954
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	116,189
Series B 6.899% 12/1/40	40,000	46,476
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	115,405
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	55,805
Series C 6.82% 7/1/45	75,000	97,436
Commonwealth of Massachusetts Consolidated Loan Taxable Build Americia Bonds 5.456% 12/1/39	100,000	110,581
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	108,023
Series E 4.20% 12/1/21	100,000	108,879
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	112,262
Series D 5.09% 10/1/30	200,000	207,242
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	241,058
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	117,378
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	109,481
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	117,666
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	109,598
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	175,029
Illinois State
4.961% 3/1/16	100,000	107,257
5.665% 3/1/18	250,000	274,205
Illinois State Taxable 4.421% 1/1/15	100,000	104,270
Illinois State Taxable Pension
4.35% 6/1/18	500,000	522,405
4.95% 6/1/23	100,000	99,256
5.10% 6/1/33	800,000	743,168
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	113,525
Los Angeles, California Community College District
6.60% 8/1/42	100,000	123,151
6.75% 8/1/49	100,000	124,932

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	$119,462
7.618% 8/1/40	100,000	122,896
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	29,866
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	29,387
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	386,543
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	74,431
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	58,124
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	110,750
6.668% 11/15/39	130,000	155,531
Series E 6.814% 11/15/40	100,000	120,684
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	106,451
Municipal Electric Authority of Georgia Series PLT VOGTLE 6.655% 4/1/57	125,000	133,465
Municipal Electric Authority, Georgia Taxable Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.637% 4/1/57	150,000	161,979
7.055% 4/1/57	100,000	98,569
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL-RE)	225,000	274,489
^Series B 6.213% 2/15/22 (AGM)	200,000	138,268
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	112,930
Series C 5.754% 12/15/28	100,000	109,346
Series C 6.104% 12/15/28	200,000	224,004
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	450,930
Series F 7.414% 1/1/40	90,000	119,908
New York City, New York 5.517% 10/1/37	85,000	91,828
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	72,694
5.75% 6/15/41	100,000	112,202
5.79% 6/15/41	200,000	220,766

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds (continued)
5.952% 6/15/42	100,000	$115,240
6.011% 6/15/42	35,000	40,693
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	105,963
Series F-1 6.271% 12/1/37	100,000	117,783
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	219,852
New York City, New York Transitional Finance Authority Taxable Build America Bonds
5.572% 11/1/38	65,000	74,105
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	111,607
5.60% 3/15/40	100,000	110,910
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	53,463
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	98,236
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	85,646
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	106,150
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	109,617
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	216,692
Series B 5.511% 12/1/45	150,000	161,357
Series B 6.105% 12/1/39	100,000	115,083
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	96,774
Port Authority of New York & New Jersey Taxable
(160th) 5.647% 11/1/40	250,000	274,825
(174th) 4.458% 10/1/62	250,000	223,420
Port of Seattle, Washington Taxable Series B1 7.00% 5/1/36	100,000	116,467
Puerto Rico Commonwealth Government Development Bank Taxable (Senior Notes)
Series A 4.375% 2/1/19	200,000	186,936
Series B 4.704% 5/1/16	200,000	196,278
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	173,808

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	$61,268
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	243,103
5.985% 2/1/39	50,000	59,490
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	117,350
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	117,097
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	113,815
Series B 6.00% 11/1/40	100,000	113,489
Texas State Taxable Build Americia Bonds 5.517% 4/1/39	100,000	113,390
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	223,986
University of California Taxable Series AD 4.858% 5/15/11	250,000	219,348
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	109,601
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	113,840
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	92,608
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	60,790
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	100,162
Series D 4.554% 7/1/24	60,000	65,687
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	109,221
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	57,124
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	55,884
Series F 5.09% 8/1/33	100,000	108,356

Total Municipal Bonds (Cost $15,303,775)		16,606,895

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–0.30%
Ally Auto Receivables Trust
Series 2012-3 A3 0.85% 8/15/16	1,000,000	$1,001,398
Series 2012-4 A3 0.59% 1/17/17	1,000,000	997,534
CenterPoint Energy Restoration Bond
Series 2009-1 A2 3.46% 8/15/19	100,000	106,789
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	26,526
Series 2005-A2 A2 4.85% 3/10/17	800,000	855,986
Series 2005-A9 A9 5.10% 11/20/17	200,000	219,860
Series 2006-A3 A3 5.30% 3/15/18	250,000	278,619
Series 2007-A3 A3 6.15% 6/15/39	750,000	900,695
Series 2008-A1 A1 5.35% 2/7/20	150,000	172,862
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	867,651
Hyundai Auto Receivables Trust Series 2012-B A4 0.81% 3/15/18	250,000	249,611

Total Non-Agency Asset-Backed Securities (Cost $5,706,477)		5,677,531

ΔREGIONAL BONDS–0.38%
Canada–0.38%
British Columbia Province
1.20% 4/25/17	200,000	201,452
2.00% 10/23/22	150,000	138,199
2.10% 5/18/16	200,000	207,445
2.85% 6/15/15	100,000	104,580
6.50% 1/15/26	100,000	129,923
7.25% 9/1/36	100,000	148,508
Manitoba Province
1.30% 4/3/17	250,000	251,480
2.10% 9/6/22	63,000	58,654
4.90% 12/6/16	150,000	169,121
New Brunswick Province 2.75% 6/15/18	200,000	208,239
Nova Scotia Province
2.375% 7/21/15	200,000	206,644
5.125% 1/26/17	50,000	56,681
Ontario Province
0.95% 5/26/15	600,000	604,105
1.10% 10/25/17	500,000	488,311
1.20% 2/14/18	100,000	97,323
1.875% 9/15/15	200,000	205,934
2.30% 5/10/16	300,000	311,315
2.45% 6/29/22	150,000	141,573
2.70% 6/16/15	300,000	312,053
2.95% 2/5/15	200,000	207,658
3.00% 7/16/18	200,000	210,186
3.15% 12/15/17	250,000	265,612
4.00% 10/7/19	200,000	217,873
4.40% 4/14/20	400,000	444,178
Quebec Province
2.625% 2/13/23	350,000	328,953

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Quebec Province (continued)
3.50% 7/29/20	300,000	$316,125
4.625% 5/14/18	200,000	225,468
5.00% 3/1/16	300,000	332,550
7.50% 7/15/23	200,000	266,520
7.50% 9/15/29	175,000	241,016
Saskatchewan Province 8.50% 7/15/22	100,000	139,539

		7,237,218

Italy–0.00%
Region of Lombardy 5.804% 10/25/32	100,000	95,632

		95,632

Total Regional Bonds (Cost $7,182,073)		7,332,850

ΔSOVEREIGN BONDS–1.69%
Brazil–0.24%
Republic of Brazil
4.875% 1/22/21	600,000	643,500
5.625% 1/7/41	125,000	125,000
6.00% 1/17/17	500,000	563,750
7.125% 1/20/37	600,000	717,000
8.00% 1/15/18	111,111	125,833
8.25% 1/20/34	150,000	199,500
8.75% 2/4/25	500,000	695,000
8.875% 10/14/19	200,000	264,000
8.875% 4/15/24	100,000	138,500
10.125% 5/15/27	425,000	660,875
10.50% 7/14/14	100,000	109,375
11.00% 8/17/40	300,000	357,000

		4,599,333

Canada–0.07%
Canada Government
0.875% 2/14/17	500,000	497,992
2.375% 9/10/14	300,000	307,380
Export Development Canada
0.75% 12/15/17	200,000	194,926
2.25% 5/28/15	300,000	310,192

		1,310,490

Chile–0.02%
Chile Government International Bond
2.25% 10/30/22	100,000	90,250
3.875% 8/5/20	250,000	263,750

		354,000

Colombia–0.10%
Republic of Colombia
2.625% 3/15/23	200,000	179,000

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Colombia (continued)
Republic of Colombia (continued)
6.125% 1/18/41	200,000	$224,000
7.375% 3/18/19	700,000	854,700
7.375% 9/18/37	200,000	257,000
8.125% 5/21/24	250,000	332,500

		1,847,200

Israel–0.06%
Israel Government
3.15% 6/30/23	200,000	187,796
4.00% 6/30/22	150,000	152,912
4.50% 1/30/43	200,000	180,700
5.125% 3/26/19	175,000	196,947
5.50% 11/9/16	100,000	112,287
Israel Government AID Bond 5.50% 4/26/24	200,000	243,535

		1,074,177

Italy–0.12%
Republic of Italy
3.125% 1/26/15	300,000	307,678
4.50% 1/21/15	400,000	418,836
4.75% 1/25/16	200,000	211,147
5.25% 9/20/16	400,000	430,079
5.375% 6/12/17	200,000	217,634
5.375% 6/15/33	300,000	301,910
6.875% 9/27/23	350,000	409,290

		2,296,574

Japan–0.09%
Development Bank of Japan 5.125% 2/1/17	200,000	226,007
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	246,918
2.25% 7/13/16	200,000	208,295
2.50% 1/21/16	200,000	208,362
2.50% 5/18/16	200,000	209,356
2.875% 2/2/15	300,000	311,158
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	109,611
5.00% 5/16/17	200,000	227,611

		1,747,318

Mexico–0.23%
Mexico Government International Bond
3.625% 3/15/22	868,000	852,810
4.75% 3/8/44	1,000,000	895,000
5.625% 1/15/17	250,000	279,125
5.75% 10/12/10	250,000	229,375
6.05% 1/11/40	475,000	520,125
6.625% 3/3/15	1,000,000	1,087,500
6.75% 9/27/34	500,000	592,500

		4,456,435

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Panama–0.05%
Panama Government International Bond
5.20% 1/30/20	300,000	$328,800
6.70% 1/26/36	200,000	233,500
7.125% 1/29/26	100,000	123,000
8.875% 9/30/27	100,000	138,750
9.375% 4/1/29	100,000	145,500

		969,550

Peru–0.06%
Peruvian Government International 7.125% 3/30/19	225,000	273,375
Republic of Peru
5.625% 11/18/50	100,000	103,500
6.55% 3/14/37	150,000	177,750
7.35% 7/21/25	100,000	128,500
8.375% 5/3/16	100,000	116,800
8.75% 11/21/33	200,000	292,000

		1,091,925

Philippines–0.16%
Republic of Philippines
5.00% 1/13/37	500,000	534,375
7.75% 1/14/31	1,000,000	1,323,750
8.375% 6/17/19	1,000,000	1,300,000

		3,158,125

Poland–0.07%
Republic of Poland
3.00% 3/17/23	250,000	226,250
5.125% 4/21/21	700,000	763,000
6.375% 7/15/19	380,000	444,148

		1,433,398

Republic of Korea–0.04%
Korea Finance
2.25% 8/7/17	250,000	242,672
3.25% 9/20/16	100,000	103,763
Republic of Korea
4.875% 9/22/14	50,000	52,179
5.125% 12/7/16	100,000	112,166
7.125% 4/16/19	200,000	243,624

		754,404

South Africa–0.05%
South Africa Government International Bond
4.665% 1/17/24	250,000	240,000
5.875% 5/30/22	100,000	107,500
6.25% 3/8/41	100,000	107,500
6.875% 5/27/19	500,000	568,750

		1,023,750

Sweden–0.04%
Svensk Exportkredit
1.125% 4/5/18	300,000	291,912

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sweden (continued)
Svensk Exportkredit (continued)
1.75% 10/20/15	55,000	$56,247
3.25% 9/16/14	200,000	207,044
5.125% 3/1/17	250,000	284,491

		839,694

Turkey–0.26%
Turkey Government International Bond
6.00% 1/14/41	1,100,000	1,101,375
6.75% 4/3/18	1,800,000	2,025,000
7.375% 2/5/25	1,500,000	1,781,250

		4,907,625

Uruguay–0.03%
Uruguay Government International Bond
7.625% 3/21/36	250,000	316,875
8.00% 11/18/22	200,000	253,300

		570,175

Total Sovereign Bonds (Cost $32,890,491)		32,434,173

SUPRANATIONAL BANKS–1.45%
African Development Bank
0.875% 3/15/18	250,000	243,128
1.125% 3/15/17	200,000	200,341
1.25% 9/2/16	350,000	354,930
2.50% 3/15/16	100,000	104,759
Andina de Fomento
3.75% 1/15/16	200,000	212,133
4.375% 6/15/22	250,000	255,822
8.125% 6/4/19	140,000	173,251
Asian Development Bank
0.50% 8/17/15	300,000	299,648
1.125% 3/15/17	500,000	503,606
1.375% 3/23/20	200,000	190,974
1.75% 3/21/19	350,000	348,897
2.50% 3/15/16	250,000	262,347
2.625% 2/9/15	400,000	414,179
4.25% 10/20/14	100,000	105,034
5.50% 6/27/16	200,000	228,119
5.593% 7/16/18	200,000	236,685
Council of Europe Development Bank
1.125% 5/31/18	300,000	290,675
1.25% 9/22/16	200,000	201,539
1.50% 1/15/15	200,000	203,189
1.50% 2/22/17	100,000	100,999
1.50% 6/19/17	100,000	100,626
2.75% 2/10/15	100,000	103,628
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	248,759
1.00% 6/15/18	250,000	242,916
1.00% 9/17/18	150,000	145,474

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Bank for Reconstruction & Development (continued)
1.50% 3/16/20	250,000	$241,097
2.50% 3/15/16	500,000	523,351
2.75% 4/20/15	200,000	208,323
European Investment Bank
0.875% 12/15/14	500,000	503,572
1.00% 7/15/15	225,000	226,914
1.00% 3/15/18	1,000,000	967,873
1.00% 6/15/18	1,000,000	962,861
1.125% 8/15/14	700,000	704,514
1.125% 9/15/17	200,000	196,841
1.375% 10/20/15	500,000	508,638
1.625% 9/1/15	700,000	715,220
1.625% 6/15/17	1,000,000	1,009,463
2.125% 7/15/16	200,000	207,212
2.25% 3/15/16	1,500,000	1,558,923
2.75% 3/23/15	1,000,000	1,039,940
2.875% 9/15/20	350,000	352,319
4.00% 2/16/21	400,000	432,124
4.875% 2/16/16	300,000	332,019
4.875% 1/17/17	400,000	451,131
4.875% 2/15/36	100,000	112,506
5.125% 5/30/17	500,000	571,158
FMS Wertmanagement AoeR
0.625% 4/18/16	200,000	199,314
1.00% 11/21/17	250,000	244,516
Inter-American Development Bank
0.50% 8/17/15	225,000	225,346
0.875% 3/15/18	500,000	486,042
1.125% 3/15/17	250,000	250,436
1.375% 7/15/20	250,000	235,996
1.75% 8/24/18	500,000	503,392
3.20% 8/7/42	100,000	85,912
3.875% 2/14/20	200,000	222,459
3.875% 10/28/41	100,000	97,916
4.25% 9/14/15	375,000	406,089
5.125% 9/13/16	500,000	566,541
International Bank for Reconstruction & Development
0.50% 4/15/16	500,000	498,640
0.875% 4/17/17	624,000	620,624
1.00% 9/15/16	750,000	755,264
1.125% 8/25/14	500,000	503,232
2.125% 3/15/16	500,000	519,681
2.125% 2/13/23	100,000	95,266
2.375% 5/26/15	300,000	311,509
4.75% 2/15/35	50,000	57,681
5.00% 4/1/16	300,000	334,917
7.625% 1/19/23	100,000	141,690
International Finance
0.50% 5/16/16	150,000	149,086

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Finance (continued)
0.625% 12/21/17	200,000	$193,755
0.875% 6/15/18	250,000	242,831
1.00% 4/24/17	250,000	250,716
1.125% 11/23/16	300,000	302,976
2.125% 11/17/17	200,000	206,578
2.25% 4/11/16	300,000	312,665
2.75% 4/20/15	150,000	156,286
Nordic Investment Bank
0.50% 4/14/16	375,000	372,557
1.00% 3/7/17	350,000	350,315
2.50% 7/15/15	200,000	207,803
2.625% 10/6/14	100,000	102,938
North American Development Bank 4.375% 2/11/20	100,000	109,068

Total Supranational Banks (Cost $27,575,114)		27,917,694

U.S. TREASURY OBLIGATIONS–36.29%
U.S. Treasury Bonds
2.75% 8/15/42	2,600,000	2,244,733
2.75% 11/15/42	3,500,000	3,018,477
3.00% 5/15/42	2,850,000	2,598,621
3.125% 11/15/41	4,000,000	3,750,936
3.125% 2/15/42	3,050,000	2,856,276
3.125% 2/15/43	4,000,000	3,734,688
3.50% 2/15/39	2,650,000	2,693,889
3.75% 8/15/41	3,850,000	4,065,662
3.875% 8/15/40	3,750,000	4,054,688
4.25% 5/15/39	2,350,000	2,702,500
4.25% 11/15/40	4,000,000	4,600,312
4.375% 2/15/38	2,000,000	2,342,500
4.375% 11/15/39	4,000,000	4,690,000
4.375% 5/15/40	2,500,000	2,932,813
4.375% 5/15/41	2,750,000	3,226,094
4.50% 5/15/38	950,000	1,133,766
4.50% 8/15/39	3,350,000	4,006,128
4.625% 2/15/40	4,100,000	4,997,515
4.75% 2/15/37	700,000	863,843
4.75% 2/15/41	3,750,000	4,661,719
5.00% 5/15/37	600,000	766,031
5.25% 11/15/28	500,000	635,781
5.25% 2/15/29	1,200,000	1,527,000
5.375% 2/15/31	500,000	651,524
5.50% 8/15/28	500,000	650,860
6.00% 2/15/26	750,000	1,007,227
6.125% 11/15/27	800,000	1,098,000
6.125% 8/15/29	300,000	417,445
6.25% 8/15/23	1,600,000	2,147,750
6.375% 8/15/27	1,250,000	1,750,586
6.625% 2/15/27	750,000	1,068,398
6.75% 8/15/26	500,000	716,172
6.875% 8/15/25	1,000,000	1,432,344

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
7.50% 11/15/24	500,000	$741,875
7.625% 2/15/25	500,000	751,094
U.S. Treasury Notes
0.125% 7/31/14	5,000,000	4,996,190
0.125% 12/31/14	4,000,000	3,993,048
0.125% 4/30/15	5,000,000	4,981,350
0.25% 9/15/14	6,000,000	6,002,460
0.25% 9/30/14	4,000,000	4,001,640
0.25% 10/31/14	5,000,000	5,002,245
0.25% 11/30/14	5,000,000	5,001,465
0.25% 12/15/14	3,000,000	3,000,879
0.25% 1/15/15	3,500,000	3,499,591
0.25% 2/15/15	3,000,000	2,998,476
0.25% 2/28/15	5,000,000	4,996,680
0.25% 5/15/15	3,000,000	2,995,314
0.25% 5/31/15	6,000,000	5,989,806
0.25% 7/15/15	3,000,000	2,992,149
0.25% 8/15/15	2,500,000	2,491,603
0.25% 9/15/15	12,000,000	11,952,531
0.25% 10/15/15	3,500,000	3,484,551
0.25% 12/15/15	3,000,000	2,982,069
0.375% 11/15/14	2,000,000	2,004,218
0.375% 3/15/15	3,000,000	3,003,750
0.375% 4/15/15	8,000,000	8,007,656
0.375% 6/15/15	4,000,000	4,001,564
0.50% 8/15/14	3,000,000	3,010,020
0.50% 10/15/14	6,000,000	6,022,032
0.50% 7/31/17	9,000,000	8,785,197
0.625% 7/15/14	2,000,000	2,008,868
0.625% 5/31/17	2,350,000	2,312,915
0.625% 8/31/17	7,000,000	6,856,990
0.625% 9/30/17	2,500,000	2,444,630
0.625% 11/30/17	2,250,000	2,193,662
0.625% 4/30/18	4,000,000	3,865,936
0.75% 10/31/17	4,000,000	3,925,156
0.75% 12/31/17	4,000,000	3,913,592
0.75% 2/28/18	2,500,000	2,438,965
0.875% 11/30/16	5,000,000	5,003,905
0.875% 12/31/16	3,500,000	3,498,359
0.875% 1/31/17	5,000,000	4,992,970
0.875% 2/28/17	3,500,000	3,491,660
0.875% 4/30/17	6,000,000	5,970,936
0.875% 7/31/19	1,000,000	952,656
1.00% 8/31/16	4,000,000	4,031,248
1.00% 9/30/16	6,000,000	6,041,484
1.00% 10/31/16	5,250,000	5,281,789
1.00% 5/31/18	2,300,000	2,260,649
1.125% 5/31/19	2,000,000	1,941,484
1.125% 4/30/20	5,000,000	4,755,470
1.25% 8/31/15	4,000,000	4,071,720
1.25% 9/30/15	3,000,000	3,054,960
1.25% 10/31/15	4,500,000	4,583,322

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.25% 1/31/19	3,750,000	$3,690,529
1.375% 6/30/18	3,000,000	2,998,593
1.375% 9/30/18	2,000,000	1,991,562
1.375% 11/30/18	3,000,000	2,979,843
1.375% 12/31/18	3,500,000	3,471,563
1.375% 2/28/19	2,000,000	1,978,438
1.375% 1/31/20	2,000,000	1,944,688
1.50% 6/30/16	3,000,000	3,072,774
1.50% 7/31/16	5,000,000	5,119,725
1.50% 8/31/18	3,000,000	3,008,907
1.625% 8/15/22	4,500,000	4,222,616
1.625% 11/15/22	6,750,000	6,302,023
1.75% 7/31/15	6,500,000	6,684,587
1.75% 5/31/16	5,000,000	5,157,615
1.75% 10/31/18	2,000,000	2,028,438
1.75% 5/15/22	7,000,000	6,675,977
1.75% 5/15/23	1,750,000	1,639,122
1.875% 6/30/15	7,000,000	7,210,819
1.875% 8/31/17	3,000,000	3,091,407
1.875% 9/30/17	2,000,000	2,059,688
1.875% 10/31/17	2,000,000	2,058,124
2.00% 1/31/16	4,500,000	4,670,154
2.00% 4/30/16	3,500,000	3,634,943
2.00% 11/15/21	4,700,000	4,619,771
2.00% 2/15/22	8,000,000	7,826,248
2.00% 2/15/23	9,150,000	8,806,875
2.125% 11/30/14	8,000,000	8,213,592
2.125% 5/31/15	7,000,000	7,238,028
2.125% 12/31/15	5,000,000	5,200,975
2.125% 2/29/16	4,000,000	4,165,780
2.125% 8/15/21	7,500,000	7,471,290
2.25% 1/31/15	4,500,000	4,640,715
2.25% 3/31/16	3,000,000	3,135,585
2.25% 11/30/17	3,750,000	3,919,043
2.25% 7/31/18	3,000,000	3,125,157
2.375% 8/31/14	3,700,000	3,793,077
2.375% 9/30/14	3,000,000	3,080,685
2.375% 10/31/14	11,300,000	11,623,327
2.375% 2/28/15	10,000,000	10,346,680
2.375% 3/31/16	2,000,000	2,098,124
2.375% 7/31/17	2,000,000	2,102,812
2.375% 5/31/18	4,000,000	4,194,376
2.375% 6/30/18	3,000,000	3,144,843
2.50% 3/31/15	5,250,000	5,450,466
2.50% 4/30/15	7,500,000	7,796,483
2.50% 6/30/17	1,900,000	2,007,766
2.625% 7/31/14	5,400,000	5,541,539
2.625% 12/31/14	4,000,000	4,142,188
2.625% 2/29/16	2,000,000	2,109,766
2.625% 4/30/16	1,000,000	1,056,172
2.625% 1/31/18	2,000,000	2,122,812
2.625% 4/30/18	3,000,000	3,182,343

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.625% 8/15/20	6,000,000	$6,271,638
2.625% 11/15/20	6,500,000	6,774,476
2.75% 11/30/16	2,500,000	2,659,765
2.75% 5/31/17	3,000,000	3,199,218
2.75% 12/31/17	2,000,000	2,133,282
2.75% 2/28/18	2,500,000	2,667,970
2.75% 2/15/19	5,000,000	5,323,240
2.875% 3/31/18	3,000,000	3,217,851
3.00% 8/31/16	2,000,000	2,142,032
3.00% 9/30/16	2,000,000	2,143,906
3.00% 2/28/17	2,000,000	2,149,140
3.125% 10/31/16	2,500,000	2,689,845
3.125% 1/31/17	3,500,000	3,776,171
3.125% 4/30/17	2,500,000	2,699,805
3.125% 5/15/19	4,000,000	4,341,720
3.125% 5/15/21	3,500,000	3,759,357
3.25% 5/31/16	1,700,000	1,828,297
3.25% 6/30/16	1,500,000	1,614,843
3.25% 7/31/16	1,850,000	1,993,086
3.25% 12/31/16	2,500,000	2,705,665
3.25% 3/31/17	2,500,000	2,710,548
3.375% 11/15/19	6,500,000	7,153,809
3.50% 2/15/18	4,100,000	4,512,722
3.50% 5/15/20	4,000,000	4,426,248
3.625% 8/15/19	5,500,000	6,127,341
3.625% 2/15/20	6,000,000	6,694,452
3.625% 2/15/21	6,500,000	7,226,174
3.75% 11/15/18	3,630,000	4,058,794
3.875% 5/15/18	4,850,000	5,434,842
4.00% 2/15/15	4,800,000	5,088,187
4.00% 8/15/18	5,550,000	6,268,248
4.125% 5/15/15	6,250,000	6,691,894
4.25% 8/15/14	1,200,000	1,254,352
4.25% 11/15/14	2,000,000	2,110,312
4.25% 8/15/15	6,500,000	7,029,900
4.25% 11/15/17	2,500,000	2,828,515
4.50% 11/15/15	2,000,000	2,189,844
4.50% 2/15/16	3,000,000	3,308,673
4.50% 5/15/17	1,350,000	1,529,244
4.625% 11/15/16	3,600,000	4,057,031
4.625% 2/15/17	1,700,000	1,924,985
4.75% 8/15/17	2,500,000	2,870,020
4.875% 8/15/16	2,000,000	2,256,640
5.125% 5/15/16	1,500,000	1,692,305
7.125% 2/15/23	1,000,000	1,412,539
7.25% 5/15/16	1,000,000	1,188,750
7.25% 8/15/22	500,000	705,977
7.50% 11/15/16	800,000	978,250
7.625% 11/15/22	500,000	725,215
7.875% 2/15/21	750,000	1,063,242
8.00% 11/15/21	1,700,000	2,465,530
8.125% 8/15/19	750,000	1,034,385

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.125%5/15/21	500,000	$722,442
8.125%8/15/21	700,000	1,016,668
8.50%2/15/20	150,000	213,480
8.75%5/15/17	1,000,000	1,296,133
8.75%5/15/20	900,000	1,304,578
8.75%8/15/20	800,000	1,167,906
8.875%8/15/17	750,000	987,246
8.875%2/15/19	750,000	1,049,150
9.125%5/15/18	250,000	342,315
9.25%2/15/16	200,000	245,297
9.875%11/15/15	500,000	610,781
10.625%8/15/15	500,000	608,321
11.25%2/15/15	750,000	883,037

Total U.S. Treasury Obligations (Cost $682,771,372)		698,033,339

	Number of Shares

MONEY MARKET FUND–3.29%
Dreyfus Treasury & Agency Cash Management Fund	63,171,607	$63,171,607

Total Money Market Fund (Cost $63,171,607)		63,171,607

TOTAL VALUE OF SECURITIES–102.34% (Cost $1,933,352,073)	1,968,239,115
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.34%)	(44,960,445)

NET ASSETS APPLICABLE TO 170,934,858 SHARES OUTSTANDING–100.00%	$1,923,278,670

NET ASSET VALUE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($887,273,933 / 78,815,269 Shares)	$11.258

NET ASSET VALUE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($1,036,004,737 / 92,119,589 Shares)	$11.246

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$1,863,029,224
Undistributed net investment income	16,472,384
Accumulated net realized gain on investments.	8,890,024
Net unrealized appreciation of investments.	34,887,038

Total net assets	$1,923,278,670

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $5,986,657, which represents 0.31% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.

«	Of this amount, $56,922,090 represents payable for securities purchased and $1,112,063 represents payable for fund shares redeemed as of June 30, 2013.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2013.

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

NCUA–National Credit Union Administration

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Interest	$21,264,507

EXPENSES:
Management fees	3,642,412
Distribution fees-Service Class	1,306,181
Accounting and administration expenses	348,179
Pricing fees.	301,810
Reports and statements to shareholders	65,623
Professional fees	41,386
Trustees’ fees	22,297
Custodian fees	14,909
Other	18,077

5,760,874
Less management fees waived	(968,751)

Total operating expenses	4,792,123

NET INVESTMENT INCOME	16,472,384

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,807,045

Net change in unrealized appreciation (depreciation) of:
Investments	(72,216,109)
Foreign currencies	(4)

Net change in unrealized appreciation (depreciation)	(72,216,113)

NET REALIZED AND UNREALIZED LOSS	(70,409,068)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,936,684)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,472,384	$36,837,428
Net realized gain	1,807,045	15,316,222
Net change in unrealized appreciation (depreciation)	(72,216,113)	14,990,410

Net increase (decrease) in net assets resulting from operations	(53,936,684)	67,144,060

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(21,925,749)
Service Class	—	(22,740,216)
Net realized gain:
Standard Class	—	(104,647)
Service Class	—	(122,001)

	—	(44,892,613)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	244,242,118	360,116,593
Service Class	86,703,107	167,103,178
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	22,030,396
Service Class	—	22,862,217

	330,945,225	572,112,384

Cost of shares redeemed:
Standard Class	(55,167,169)	(334,400,430)
Service Class	(58,131,312)	(153,472,335)

	(113,298,481)	(487,872,765)

Increase in net assets derived from capital share transactions	217,646,744	84,239,619

NET INCREASE IN NET ASSETS	163,710,060	106,491,066
NET ASSETS:
Beginning of period	1,759,568,610	1,653,077,544

End of period	$1,923,278,670	$1,759,568,610

Undistributed net investment income	$16,472,384	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Standard Class
	Six Months Ended 6/30/13[1]					5/1/08[2] to
			Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.571	$11.420	$10.975	$10.555	$10.268	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.111	0.251	0.299	0.309	0.349	0.239
Net realized and unrealized gain (loss)	(0.424)	0.189	0.510	0.322	0.115	0.092

Total from investment operations	(0.313)	0.440	0.809	0.631	0.464	0.331

Less dividends and distributions from:
Net investment income	—	(0.288)	(0.362)	(0.211)	(0.177)	(0.063)
Net realized gain	—	(0.001)	(0.002)	—	—	—

Total dividends and distributions	—	(0.289)	(0.364)	(0.211)	(0.177)	(0.063)

Net asset value, end of period	$11.258	$11.571	$11.420	$10.975	$10.555	$10.268

Total return[4]	(2.71% )	3.86%	7.40%	5.97%	4.53%	3.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$887,274	$721,970	$665,296	$286,221	$150,863	$31,057
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.40%	0.41%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.49%	0.48%	0.53%
Ratio of net investment income to average net assets	1.95%	2.16%	2.63%	2.80%	3.31%	3.60%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.84%	2.05%	2.53%	2.71%	3.24%	3.50%
Portfolio turnover	25%	70%	79%	129%	172%	218%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–51

LVIP SSgA Bond Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Service Class
	Six Months Ended 6/30/13[1]					5/1/08[2] to
			Year Ended

	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.574	$11.423	$10.979	$10.559	$10.271	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.097	0.222	0.269	0.281	0.323	0.223
Net realized and unrealized gain (loss)	(0.425)	0.189	0.512	0.321	0.114	0.091

Total from investment operations	(0.328)	0.411	0.781	0.602	0.437	0.314

Less dividends and distributions from:
Net investment income	—	(0.259)	(0.335)	(0.182)	(0.149)	(0.043)
Net realized gain.	—	(0.001)	(0.002)	—	—	—

Total dividends and distributions	—	(0.260)	(0.337)	(0.182)	(0.149)	(0.043)

Net asset value, end of period	$11.246	$11.574	$11.423	$10.979	$10.559	$10.271

Total return[4]	(2.83)%	3.60%	7.13%	5.71%	4.26%	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,036,005	$1,037,599	$987,782	$980,494	$506,534	$151,224
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.65%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.74%	0.73%	0.78%
Ratio of net investment income to average net assets	1.70%	1.91%	2.38%	2.55%	3.06%	3.35%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.59%	1.80%	2.28%	2.46%	2.99%	3.25%
Portfolio turnover	25%	70%	79%	129%	172%	218%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–52

LVIP SSgA Bond Index Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Bond Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

LVIP SSgA Bond Index Fund–53

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.07% of the first $500 million of average daily net asset of the Fund; and 0.12% of the average daily net assets of the Fund in excess of $500 million. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $42,720 and $6,740, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Broad. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$465,403
Distribution fees payable to LFD	215,579

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $513,481,136 and sales of $361,310,424 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2013, the Fund made purchases of $172,303,372 and sales of $88,270,872 of long-term U.S. government securities.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013 the cost of investments was $1,933,435,708. At June 30, 2013, net unrealized appreciation was $34,803,407, of which $58,805,409 related to unrealized appreciation of investments and $24,002,002 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

LVIP SSgA Bond Index Fund–54

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$690,746,894	$690,746,894
Corporate Debt	—	431,995,663	431,995,663
Foreign Debt	—	67,684,717	67,684,717
Municipal Bonds	—	16,606,895	16,606,895
U.S. Treasury Obligations	—	698,033,339	698,033,339
Money Market Fund	63,171,607	—	63,171,607

Total	$63,171,607	$1,905,067,508	$1,968,239,115

There were no Level 3 investments at the beginning or end of the year.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	21,216,781	31,019,421
Service Class	7,531,339	14,375,760
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,898,375
Service Class	—	1,969,389

	28,748,120	49,262,945

Shares redeemed:
Standard Class	(4,796,624)	(28,777,554)
Service Class	(5,063,933)	(13,163,326)

	(9,860,557)	(41,940,880)

Net increase	18,887,563	7,322,065

5. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these

LVIP SSgA Bond Index Fund–55

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

5. Credit and Market Risk (continued)

higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Bond Index Fund–56

LVIP SSgA Funds

LVIP SSgA Developed International 150 Fund

LVIP SSgA Emerging Markets 100 Fund

LVIP SSgA Large Cap 100 Fund

LVIP SSgA Small-Mid Cap 200 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA Funds

LVIP SSgA Funds

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Developed International 150 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$994.10	0.43%	$2.13
Service Class Shares	1,000.00	992.70	0.68%	3.36

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,021.42	0.68%	3.41

LVIP SSgA Emerging Markets 100 Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$855.80	0.49%	$2.25
Service Class Shares	1,000.00	854.80	0.74%	3.40

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.36	0.49%	$2.46
Service Class Shares	1,000.00	1,021.12	0.74%	3.71

LVIP SSgA Large Cap 100 Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,173.60	0.37%	$1.99
Service Class Shares	1,000.00	1,172.00	0.62%	3.34

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.96	0.37%	$1.86
Service Class Shares	1,000.00	1,021.72	0.62%	3.11

LVIP SSgA Funds–1

LVIP SSgA Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP SSgA Small-Mid Cap 200 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,145.10	0.43%	$2.29
Service Class Shares	1,000.00	1,143.70	0.68%	3.61

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,021.42	0.68%	3.41

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Funds–2

LVIP SSgA Developed International 150 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Security Type/Country	Percentage of Net Assets

Common Stock	95.56%

Australia	5.04%
Austria	1.46%
Belgium	1.99%
Canada	3.70%
Denmark	1.30%
Finland	2.39%
France	13.66%
Germany	7.29%
Hong Kong	3.80%
Israel	0.65%
Italy	3.21%
Japan	17.56%
Luxembourg	0.57%
Netherlands	3.06%
Norway	1.81%
Portugal	0.69%
Singapore	1.79%
Spain	6.63%
Sweden	1.12%
Switzerland	4.31%
United Kingdom	12.89%
United States	0.64%

Preferred Stock	0.67%

Right	0.02%

Money Market Fund	2.59%

Total Value of Securities	98.84%

Receivables and Other Assets Net of Liabilities	1.16%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	1.35%
Air Freight & Logistics	0.71%
Auto Components	2.14%
Automobiles	4.07%
Building Products	1.34%
Capital Markets	0.71%
Chemicals	1.12%
Commercial Banks	7.00%
Commercial Services & Supplies	0.61%
Computers & Peripherals	0.54%
Construction & Engineering	4.66%
Distributor	0.66%
Diversified Financial Services	0.65%
Diversified Telecommunication Services	3.68%

Sector	Percentage of Net Assets

Electric Utilities	2.87%
Electronic Equipment, Instruments & Components	2.19%
Food & Staples Retailing	5.69%
Food Products	1.78%
Gas Utilities	0.75%
Health Care Equipment & Supplies	0.64%
Health Care Providers & Services	0.62%
Hotels, Restaurants & Leisure	1.24%
Industrial Conglomerates	1.26%
Insurance	7.64%
IT Services	0.70%
Life Sciences Tools & Services	0.76%
Machinery	1.23%
Marine	0.60%
Media	1.15%
Metals & Mining	5.97%
Multiline Retail	1.42%
Multi-Utilities	1.85%
Office Electronics	1.99%
Oil, Gas & Consumable Fuels	6.29%
Paper & Forest Products	1.97%
Pharmaceuticals	3.85%
Real Estate Investment Trusts	3.15%
Real Estate Management & Development	3.10%
Road & Rail	0.61%
Specialty Retail	1.37%
Tobacco	0.66%
Trading Companies & Distributors	3.73%
Transportation Infrastructure	1.93%

Total	96.25%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Glencore International	1.02%
Taisei	0.86%
Electricite de France	0.80%
Magna International	0.80%
Kingfisher	0.79%
Lonza Group	0.76%
MS&AD Insurance Group Holdings	0.76%
Voestalpine	0.75%
AXA	0.75%
Gas Natural	0.75%

Total	8.04%

LVIP SSgA Funds–3

LVIP SSgA Emerging Markets 100 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Security Type/Country	Percentage of Net Assets

Common Stock	93.39%

Brazil	4.05%
Colombia	1.02%
Czech Republic	2.98%
Hong Kong	22.59%
India	7.30%
Indonesia	1.06%
Malaysia	7.12%
Poland	1.81%
Republic of Korea	19.15%
Russia	6.16%
South Africa	7.08%
Taiwan	12.28%
Thailand	0.79%

Preferred Stock	4.50%

Money Market Fund	1.04%

Total Value of Securities	98.93%

Receivables and Other Assets Net of Liabilities	1.07%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Automobiles	5.58%
Commercial Banks	19.33%
Communications Equipment	1.07%
Computers & Peripherals	4.27%
Construction & Engineering	2.95%
Construction Materials	2.22%
Distributor	1.02%
Diversified Financial Services	0.54%
Diversified Telecommunication Services	3.32%
Electric Utilities	4.90%
Electrical Equipment	0.99%
Electronic Equipment, Instruments & Components	3.15%
Food & Staples Retailing	4.26%
Food Products	6.46%
Gas Utilities	1.00%
Hotels, Restaurants & Leisure	1.14%
Household Durables	0.89%
Industrial Conglomerates	3.10%
Insurance	2.11%
Machinery	1.56%
Metals & Mining	8.95%
Oil, Gas & Consumable Fuels	7.02%
Pharmaceuticals	3.49%

Sector	Percentage of Net Assets

Real Estate Management & Development	3.04%
Semiconductors & Semiconductor Equipment	1.43%
Textiles, Apparel & Luxury Goods	0.98%
Tobacco	1.05%
Transportation Infrastructure	0.99%
Wireless Telecommunication Services	1.08%

Total	97.89%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Hana Financial Group	1.83%
United Microelectronics	1.43%
Catcher Technology	1.27%
Dr Reddy’s Laboratories	1.25%
IOI	1.24%
Tenaga Nasional	1.23%
Guangzhou Automobile Group	1.21%
PPB Group	1.21%
Aspen Pharmacare Holdings	1.20%
Kia Motors	1.18%

Total	13.05%

LVIP SSgA Funds–4

LVIP SSgA Large Cap 100 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	97.98%

Aerospace & Defense	3.24%
Auto Components	0.98%
Automobiles	2.29%
Beverages	1.89%
Chemicals	1.88%
Commercial Banks	6.37%
Commercial Services & Supplies	1.98%
Communications Equipment	1.12%
Computers & Peripherals	2.95%
Consumer Finance	1.08%
Diversified Financial Services	2.27%
Diversified Telecommunication Services	0.97%
Electric Utilities	2.85%
Electrical Equipment	1.04%
Electronic Equipment, Instruments & Components	1.03%
Food & Staples Retailing	2.76%
Food Products	1.92%
Health Care Equipment & Supplies	2.01%
Health Care Providers & Services	8.43%
Hotels, Restaurants & Leisure	1.91%
Household Durables	2.74%
Household Products	0.96%
Independent Power Producers & Energy Traders	0.97%
Industrial Conglomerates	0.97%
Insurance	5.05%
IT Services	1.04%
Machinery	3.01%
Media	4.09%
Metals & Mining	2.20%
Multiline Retail	3.13%
Multi-Utilities	1.84%
Office Electronics	1.02%
Oil, Gas & Consumable Fuels	7.45%
Pharmaceuticals	0.83%
Real Estate Investment Trusts	1.44%
Road & Rail	1.82%
Semiconductors & Semiconductor Equipment	4.08%
Software	3.20%
Specialty Retail	0.07%
Textiles, Apparel & Luxury Goods	1.11%
Thrift & Mortgage Finance	0.94%
Tobacco	1.05%

Security Type/Sector	Percentage of Net Assets

Money Market Fund	1.70%

Short-Term Investments	0.10%

Total Value of Securities	99.78%

Receivables and Other Assets Net of Liabilities	0.22%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Aetna	1.71%
CME Group	1.19%
WellPoint	1.19%
Western Digital	1.19%
Humana	1.18%
Microsoft	1.16%
General Motors	1.16%
Northrop Grumman	1.14%
Ford Motor	1.13%
Time Warner Cable	1.13%

Total	12.18%

LVIP SSgA Funds–5

LVIP SSgA Small-Mid Cap 200 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	97.08%

Aerospace & Defense	2.14%
Airlines	0.40%
Auto Components	1.58%
Biotechnology	0.48%
Capital Markets	7.58%
Chemicals	2.52%
Commercial Banks	0.46%
Commercial Services & Supplies	2.50%
Communications Equipment	1.59%
Computers & Peripherals	0.55%
Construction & Engineering	0.47%
Distributor	1.04%
Diversified Consumer Services	1.03%
Diversified Telecommunication Services	1.01%
Electric Utilities	1.94%
Electrical Equipment	1.34%
Electronic Equipment, Instruments & Components	6.08%
Energy Equipment & Services	3.70%
Food & Staples Retailing	1.59%
Food Products	0.49%
Health Care Equipment & Supplies	3.89%
Health Care Providers & Services	6.53%
Health Care Technology	0.49%
Hotels, Restaurants & Leisure	0.95%
Household Durables	1.55%
Insurance	5.55%
Internet Software & Services	2.08%
IT Services	1.88%
Machinery	3.15%
Media	3.75%
Metals & Mining	1.68%
Multiline Retail	0.54%
Multi-Utilities	0.48%
Oil, Gas & Consumable Fuels	2.22%
Paper & Forest Products	1.02%
Personal Products	1.07%
Professional Services	0.84%
Real Estate Investment Trusts	7.25%
Road & Rail	0.49%
Semiconductors & Semiconductor Equipment	3.08%
Software	1.25%
Specialty Retail	4.82%
Textiles, Apparel & Luxury Goods	0.58%
Tobacco	0.49%

Security Type/Sector	Percentage of Net Assets

Trading Companies & Distributors	2.47%
Wireless Telecommunication Services	0.49%

Money Market Fund	2.43%

Short-Term Investment	0.18%

Total Value of Securities	99.69%

Receivables and Other Assets Net of Liabilities	0.31%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Renewable Energy Group	0.88%
hhgregg	0.69%
Belo Class A	0.68%
Methode Electronics	0.63%
CTS	0.62%
Cooper Tire & Rubber	0.62%
Schweitzer-Mauduit International	0.61%
Exelis	0.61%
Sanmina	0.60%
Aceto	0.60%

Total	6.54%

LVIP SSgA Funds–6

LVIP SSgA Developed International 150 Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–95.56%
Australia–5.04%
GPT Group	1,058,284	$3,717,777
Iluka Resources	419,918	3,837,778
Incitec Pivot	1,270,625	3,324,553
Leighton Holdings	191,151	2,701,811
Metcash	948,365	3,053,993
Mirvac Group	2,423,600	3,558,655
Sonic Healthcare	281,854	3,818,819
Tatts Group	1,238,559	3,591,913
Westfield Retail Trust	1,300,077	3,687,064

		31,292,363

Austria–1.46%
OMV	96,087	4,340,153
Voestalpine	133,069	4,699,348

		9,039,501

Belgium–1.99%
Belgacom	164,355	3,687,271
Delhaize Group	74,907	4,630,581
Groupe Bruxelles Lambert	53,440	4,021,428

		12,339,280

Canada–3.70%
Barrick Gold	139,400	2,200,808
Canadian Tire Class A	56,706	4,270,275
Magna International	69,600	4,955,306
Penn West Petroleum	380,868	4,020,766
Sun Life Financial	150,004	4,443,982
Teck Resources Class B	145,400	3,107,269

		22,998,406

Denmark–1.30%
A.P. Moller-Maersk Class B	523	3,745,656
TDC	531,757	4,309,474

		8,055,130

Finland–2.39%
Metso	96,043	3,265,501
Nokian Renkaat	91,864	3,744,030
Stora Enso Class R	633,103	4,244,167
UPM-Kymmene	366,189	3,589,312

		14,843,010

France–13.66%
AXA	237,709	4,670,783
BNP Paribas	79,612	4,349,909
Bouygues	150,646	3,845,441
Cap Gemini	89,794	4,365,649
Casino Guichard Perrachon	38,884	3,642,783
Cie de Saint-Gobain	110,224	4,462,184
Electricite de France	214,662	4,983,554
France Telecom	404,015	3,822,287
GDF Suez	212,229	4,156,309
Lagardere	110,972	3,091,278

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Michelin Class B	51,244	$4,582,586
Natixis	1,076,190	4,505,219
Renault	65,221	4,389,236
Rexel	187,235	4,211,547
Sanofi	40,213	4,167,730
SCOR SE	142,307	4,367,057
Total	85,335	4,166,077
Unibail-Rodamco	17,544	4,087,827
Vallourec	86,820	4,393,403
Vinci	90,701	4,552,015

		84,812,874

Germany–7.29%
Allianz	30,087	4,396,187
Bayerische Motoren Werke	47,358	4,141,372
Daimler	75,101	4,544,326
Deutsche Bank	104,806	4,386,777
Deutsche Post	177,339	4,407,931
Deutsche Telekom	386,572	4,510,692
E.ON	234,044	3,841,700
Metro	143,718	4,549,730
Muenchener Rueckversicherungs	21,848	4,021,351
RWE	109,636	3,499,327
Suedzucker	96,743	2,996,513

		45,295,906

¡Hong Kong–3.80%
Cheung Kong Holdings	277,000	3,757,119
Hutchison Whampoa	393,000	4,132,148
Li & Fung	2,970,000	4,082,001
MTR	1,030,000	3,798,067
New World Development	990	1,371
Sun Hung Kai Properties	304,000	3,923,440
Swire Pacific Class A	321,000	3,886,244

		23,580,390

Israel–0.65%
Teva Pharmaceutical Industries	103,883	4,015,271

		4,015,271

Italy–3.21%
Atlantia	258,740	4,220,127
Enel	1,252,032	3,927,746
ENI	181,841	3,735,164
Telecom Italia	5,785,254	4,021,375
Unione di Banche Italiane	1,109,142	4,016,569

		19,920,981

Japan–17.56%
Aeon	316,500	4,155,738
†Aozora Bank	1,452,000	4,539,330
Asahi Glass	591,000	3,850,202
Canon	111,600	3,640,843

LVIP SSgA Funds–7

LVIP SSgA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Daihatsu Motor	198,000	$3,753,933
FUJIFILM Holdings	207,600	4,574,486
Fukuoka Financial Group	819,000	3,485,458
Hitachi	705,000	4,528,893
HOYA	217,900	4,502,593
Inpex	764	3,189,754
ITOCHU	334,900	3,867,089
JX Holdings	730,300	3,542,500
Konica Minolta Holdings	562,000	4,245,038
Marubeni	538,000	3,597,156
Mitsubishi	218,700	3,747,189
Mitsubishi Tanabe Pharma	267,300	3,463,902
Mitsui	292,000	3,669,141
MS&AD Insurance Group Holdings	184,800	4,700,137
NEC	1,539,000	3,367,921
Nissan Motor	424,300	4,300,338
OJI Paper	1,093,000	4,409,036
Ono Pharmaceutical	66,200	4,493,001
Otsuka Holdings	117,848	3,892,217
Ricoh	378,000	4,498,185
Sumitomo	325,300	4,058,049
Taisei	1,475,000	5,340,107
Yamada Denki	89,500	3,632,891

		109,045,127

Luxembourg–0.57%
ArcelorMittal	317,182	3,539,997

		3,539,997

Netherlands–3.06%
Aegon	694,892	4,648,436
Koninklijke Ahold	266,639	3,968,905
Koninklijke Boskalis Westminster	102,861	3,751,045
Koninklijke KPN	1,214,815	2,525,376
Royal Dutch Shell Class A	1,737	55,478
Royal Dutch Shell Class B	123,373	4,083,003

		19,032,243

Norway–1.81%
Orkla	511,223	4,188,090
Statoil	169,080	3,487,936
Yara International	90,227	3,597,790

		11,273,816

Portugal–0.69%
Energias de Portugal	1,327,092	4,275,502

		4,275,502

Singapore–1.79%
Golden Agri-Resources	8,755,000	3,867,477
Hutchison Port Holdings Trust	4,816,000	3,539,760
Keppel	453,000	3,716,337

		11,123,574

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–6.63%
Abertis Infraestructuras	243,148	$4,241,177
ACS Actividades de Construccion y Servicios	175,099	4,638,302
Banco de Sabadell	2,226,030	3,694,470
†Banco Popular Espanol	1,103,002	3,381,255
Banco Santander	608,103	3,880,265
CaixaBank	1,207,453	3,710,882
Ferrovial	257,486	4,115,882
Gas Natural	230,824	4,654,181
Iberdrola	877,422	4,632,521
Repsol	201,115	4,243,639

		41,192,574

Sweden–1.12%
Boliden	253,714	3,145,488
Securitas Class B	433,816	3,793,630

		6,939,118

Switzerland–4.31%
Glencore International	1,526,849	6,319,824
Lonza Group	62,924	4,739,617
Swiss Life Holding	27,549	4,479,702
Swiss Prime Site	50,438	3,708,362
Swiss Re	50,209	3,736,706
Zurich Insurance Group	14,671	3,805,203

		26,789,414

United Kingdom–12.89%
Anglo American	159,321	3,067,661
AstraZeneca	81,700	3,870,622
BAE Systems	683,669	3,982,404
Barclays	925,882	3,921,060
BHP Billiton	140,768	3,601,062
BP	586,150	4,058,442
Carnival	117,001	4,074,982
Cobham	1,109,344	4,422,155
HSBC Holdings	383,730	3,980,254
Imperial Tobacco Group	117,256	4,066,030
J Sainsbury	712,207	3,848,594
Kingfisher	936,659	4,886,257
Marks & Spencer Group	691,206	4,527,756
Pearson	227,678	4,054,886
Rio Tinto	87,381	3,565,647
RSA Insurance Group	2,315,898	4,191,477
Segro	1,060,049	4,501,342
Smith & Nephew	354,698	3,965,032
Tesco	706,514	3,561,016
WM Morrison Supermarkets	975,997	3,886,143

		80,032,822

LVIP SSgA Funds–8

LVIP SSgA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–0.64%
Brookfield Office Properties	238,500	$3,967,250

		3,967,250

Total Common Stock (Cost $603,699,986)		593,404,549

ΔPREFERRED STOCK–0.67%
Germany–0.67%
Volkswagen 2.04%	20,566	4,164,192

Total Preferred Stock (Cost $3,661,338)		4,164,192

	Number of Shares	Value (U.S. $)

RIGHT–0.02%
†Repsol	201,115	$112,047

Total Right (Cost $0)		112,047

MONEY MARKET FUND–2.59%
Dreyfus Treasury & Agency Cash Management Fund	16,058,956	16,058,956

Total Money Market Fund (Cost $16,058,956)		16,058,956

TOTAL VALUE OF SECURITIES–98.84% (Cost $623,420,280)	613,739,744
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.16%	7,197,264

NET ASSETS APPLICABLE TO 77,155,050 SHARES OUTSTANDING–100.00%	$620,937,008

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($481,612,636 / 59,832,936 Shares)	$8.049

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($139,324,372 / 17,322,114 Shares)	$8.043

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$628,978,281
Undistributed net investment income	19,320,380
Accumulated net realized loss on investments	(17,099,196)
Net unrealized depreciation of investments and derivatives	(10,262,457)

Total net assets	$620,937,008

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5.

¡	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,245,200 pledged as collateral for futures contracts, $203,265 payable for securities purchased and $107,035 payable for fund shares redeemed as of June 30, 2013.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
283	mini MSCI EAFE Index	$23,695,920	$23,201,755	9/21/13	$(494,165)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–9

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–93.39%
Brazil–4.05%
Banco do Brasil	435,926	$4,315,306
Cia Energetica de Minas Gerais ADR	558,617	5,010,794
Cia Siderurgica Nacional	525,700	1,420,556
Cia Siderurgica Nacional ADR	743,178	2,058,603
Cyrela Brazil Realty	689,400	4,736,053
Vale ADR	334,820	4,071,411

		21,612,723

Colombia–1.02%
Almacenes Exito	327,930	5,460,708

		5,460,708

Czech Republic–2.98%
CEZ	201,908	4,839,084
Komercni Banka	30,687	5,696,426
†Telefonica Czech Republic	388,641	5,347,557

		15,883,067

¡Hong Kong–22.59%
Agile Property Holdings	4,968,000	5,329,228
Agricultural Bank of China	12,361,000	5,099,916
Bank of China	12,830,100	5,276,915
†Bank of Communications	7,846,000	5,057,987
†China CITIC Bank	9,515,000	4,391,888
China Coal Energy	6,408,000	3,354,347
China Communications Construction	6,315,000	4,942,213
China Construction Bank	7,253,000	5,133,924
†China Minsheng Banking	4,483,500	4,387,512
China Mobile	554,500	5,790,899
†China Railway Construction	6,193,500	5,382,146
China Resources Enterprise	1,980,000	6,228,944
CITIC Pacific	4,563,000	4,894,780
COSCO Pacific	4,070,378	5,289,988
Dongfeng Motor Group	4,178,000	5,580,686
†Evergrande Real Estate Group	14,561,000	5,388,061
†Guangzhou Automobile Group	6,848,000	6,471,830
Industrial & Commercial Bank of China	8,275,000	5,217,185
Jiangxi Copper	2,683,000	4,545,435
Kingboard Chemical Holdings	2,497,100	5,144,843
Shanghai Industrial Holdings	1,868,000	5,792,304
Sino-Ocean Land Holdings	10,118,263	5,492,214
Yanzhou Coal Mining	4,240,000	3,039,485
†Zoomlion Heavy Industry Science and Technology	4,732,200	3,392,324

		120,625,054

India–7.30%
Bharat Heavy Electricals	1,803,466	5,278,651
Cipla	846,733	5,574,673
Dr Reddy’s Laboratories	178,456	6,651,220
GAIL India	1,011,451	5,322,890
Hindalco Industries	3,481,645	5,836,564

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
India (continued)
Sterlite Industries India	3,365,968	$4,732,359
Tata Motors	1,184,913	5,598,845

		38,995,202

Indonesia–1.06%
Indofood Sukses Makmur	7,620,000	5,643,023

		5,643,023

Malaysia–7.12%
Genting Malaysia	4,949,600	6,093,984
IOI	3,854,200	6,636,129
Kuala Lumpur Kepong	876,100	6,022,754
†Malayan Banking	1,907,390	6,278,480
PPB Group	1,439,200	6,450,094
Tenaga Nasional	2,494,600	6,545,414

		38,026,855

Poland–1.81%
KGHM Polska Miedz	120,996	4,405,084
PGE	1,139,474	5,279,866

		9,684,950

Republic of Korea–19.15%
BS Financial Group	440,392	5,570,435
DGB Financial Group	394,633	5,388,896
Dongbu Insurance	137,630	5,818,915
Doosan Heavy Industries & Construction	145,510	5,413,318
E-Mart	30,019	5,281,704
Hana Financial Group	335,498	9,764,800
Hyundai Heavy Industries	30,796	4,946,661
Hyundai Marine & Fire Insurance	205,080	5,439,359
Hyundai Motor	29,465	5,816,139
Industrial Bank of Korea	506,030	4,850,340
KB Financial Group	176,600	5,286,870
Kia Motors	116,366	6,325,568
KT&G	86,506	5,618,650
POSCO	19,984	5,221,660
Samsung SDI	46,485	5,554,274
Shinhan Financial Group	163,970	5,396,772
SK Holdings	39,716	5,892,736
Woori Finance Holdings	508,410	4,695,138

		102,282,235

Russia–6.16%
†Federal Hydrogenerating ADR	3,078,547	4,503,914
†Gazprom ADR	677,095	4,455,285
LUKOIL ADR	92,265	5,296,011
Rostelecom ADR	249,200	3,997,168
Severstal GDR	639,373	4,072,806
†Tatneft ADR	146,771	5,332,190
†VTB Bank GDR	1,847,868	5,247,945

		32,905,319

LVIP SSgA Funds–10

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa–7.08%
African Bank Investments	1,755,248	$2,897,890
†Aspen Pharmacare Holdings	278,543	6,398,458
Exxaro Resources	320,909	4,726,144
Gold Fields	745,440	3,828,628
Harmony Gold Mining	886,558	3,206,318
Imperial Holdings	256,158	5,438,272
Spar Group	477,621	5,797,647
Tiger Brands	184,708	5,529,094

		37,822,451

Taiwan–12.28%
Asia Cement	4,847,654	5,968,583
Catcher Technology	1,307,000	6,803,203
Compal Electronics	8,418,030	4,732,860
HTC	719,000	5,733,767
Pou Chen	5,500,000	5,221,054
Quanta Computer	2,688,000	5,829,830
Taishin Financial Holding	13,980,391	6,157,530
Taiwan Cement	4,768,051	5,870,573
United Microelectronics	15,779,000	7,634,151
Wistron	5,409,733	5,460,274
WPG Holdings	5,177,000	6,132,249

		65,544,074

Thailand–0.79%
Charoen Pokphand Foods - Foreign	2,212,500	1,838,395
Charoen Pokphand Foods NVDR	2,856,467	2,373,476

		4,211,871

Total Common Stock (Cost $554,105,098)		498,697,532

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–4.50%
Brazil–2.39%
Bradespar 6.15%	454,400	$4,084,815
Oi 35.35%	1,888,100	3,367,528
Telefonica Brasil 8.26%	221,392	5,003,271
Vale 7.45%	24,900	301,835

		12,757,449

Russia–2.11%
=Surgutneftegas 7.01%	8,538,375	5,365,947
=Transneft 0.90%	2,707	5,913,844

		11,279,791

Total Preferred Stock (Cost $28,938,083)		24,037,240

MONEY MARKET FUND–1.04%
Dreyfus Treasury & Agency Cash Management Fund	5,566,508	5,566,508

Total Money Market Fund (Cost $5,566,508)		5,566,508

TOTAL VALUE OF SECURITIES–98.93% (Cost $588,609,689)	528,301,280
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.07%	5,710,783

NET ASSETS APPLICABLE TO 59,746,339 SHARES OUTSTANDING–100.00%	$534,012,063

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND STANDARD CLASS ($365,384,390 / 40,864,541 Shares)	$8.941

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND SERVICE CLASS ($168,627,673 / 18,881,798 Shares)	$8.931

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$620,705,811
Undistributed net investment income	7,720,476
Accumulated net realized loss on investments	(33,959,464)
Net unrealized depreciation of investments and derivatives	(60,454,760)

Total net assets	$534,012,063

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 6.

¡	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $611,000 pledged as collateral for futures contracts, $1,636,667 payable for securities purchased and $93,411 payable for fund shares redeemed as of June 30, 2013.

LVIP SSgA Funds–11

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets (continued)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $11,279,791, which represented 2.11% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	COP	347,780,460	USD	(180,698)	7/1/13	$220

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
235	mini MSCI Emerging Markets Index	$11,072,926	$10,970,975	9/21/13	$(101,951)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See	Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

COP–Columbian Peso

GDR–Global Depositary Receipt

MNB–Mellon National Bank

NVDR–Non-Voting Depositary Receipt

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–12

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.98%
Aerospace & Defense–3.24%
L-3 Communications Holdings	111,123	$9,527,686
Northrop Grumman	128,149	10,610,737
Raytheon	152,880	10,108,426

		30,246,849

Auto Components–0.98%
Johnson Controls	256,379	9,175,804

		9,175,804

Automobiles–2.29%
Ford Motor	683,613	10,575,493
†General Motors	323,196	10,765,659

		21,341,152

Beverages–1.89%
Dr Pepper Snapple Group	191,514	8,796,238
Molson Coors Brewing Class B	183,747	8,794,131

		17,590,369

Chemicals–1.88%
Air Products & Chemicals	103,207	9,450,665
Mosaic	150,847	8,117,077

		17,567,742

Commercial Banks–6.37%
BB&T	286,394	9,703,029
Fifth Third Bancorp	551,158	9,948,402
KeyCorp	902,586	9,964,549
PNC Financial Services Group	135,198	9,858,638
SunTrust Banks	312,076	9,852,239
Wells Fargo	243,066	10,031,334

		59,358,191

Commercial Services & Supplies–1.98%
Republic Services	272,387	9,244,815
Waste Management	229,231	9,244,886

		18,489,701

Communications Equipment–1.12%
Cisco Systems	429,973	10,452,644

		10,452,644

Computers & Peripherals–2.95%
Apple	20,289	8,036,067
Dell	627,402	8,375,817
Western Digital	178,788	11,100,947

		27,512,831

Consumer Finance–1.08%
SLM	438,943	10,034,237

		10,034,237

Diversified Financial Services–2.27%
CME Group	146,461	11,128,107

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
JPMorgan Chase	189,446	$10,000,854

		21,128,961

Diversified Telecommunication Services–0.97%
CenturyLink	255,883	9,045,464

		9,045,464

Electric Utilities–2.85%
Entergy	142,171	9,906,475
FirstEnergy	213,082	7,956,482
PPL	287,155	8,689,310

		26,552,267

Electrical Equipment–1.04%
Eaton	146,799	9,660,842

		9,660,842

Electronic Equipment, Instruments & Components–1.03%
Corning	674,451	9,597,438

		9,597,438

Food & Staples Retailing–2.76%
Safeway	341,195	8,072,674
Sysco	255,603	8,731,398
Wal-Mart Stores	120,141	8,949,303

		25,753,375

Food Products–1.92%
Archer-Daniels-Midland	266,515	9,037,524
General Mills	182,327	8,848,329

		17,885,853

Health Care Equipment & Supplies–2.01%
Abbott Laboratories	254,558	8,878,983
Medtronic	191,470	9,854,961

		18,733,944

Health Care Providers & Services–8.43%
Aetna	250,081	15,890,149
Cardinal Health	216,005	10,195,436
CIGNA	144,129	10,447,911
Humana	130,124	10,979,863
Quest Diagnostics	159,286	9,657,510
UnitedHealth Group	157,133	10,289,069
WellPoint	135,771	11,111,499

		78,571,437

Hotels, Restaurants & Leisure–1.91%
Carnival	262,129	8,988,403
Darden Restaurants	173,942	8,780,592

		17,768,995

Household Durables–2.74%
DR Horton	369,921	7,871,919
Garmin	272,115	9,839,678

LVIP SSgA Funds–13

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Lennar Class A	216,736	$7,811,165

		25,522,762

Household Products–0.96%
Procter & Gamble	116,659	8,981,576

		8,981,576

Independent Power Producers & Energy Traders–0.97%
NRG Energy	339,375	9,061,313

		9,061,313

Industrial Conglomerates–0.97%
General Electric	388,834	9,017,060

		9,017,060

Insurance–5.05%
AFLAC	172,820	10,044,298
CNA Financial	274,961	8,969,228
Everest Re Group	69,212	8,877,131
Principal Financial Group	264,214	9,894,814
Unum Group	318,194	9,345,358

		47,130,829

IT Services–1.04%
Fidelity National Information Services	226,896	9,720,225

		9,720,225

Machinery–3.01%
Caterpillar	103,342	8,524,682
Illinois Tool Works	147,560	10,206,725
Parker Hannifin	98,206	9,368,852

		28,100,259

Media–4.09%
Comcast Class A	214,020	8,963,158
†Liberty Global Class A	1	58
†Liberty Global Class C	1	55
Omnicom Group	152,640	9,596,477
Time Warner	156,008	9,020,383
Time Warner Cable	93,561	10,523,741

		38,103,872

Metals & Mining–2.20%
Freeport-McMoRan Copper & Gold	271,564	7,497,882
Newmont Mining	214,567	6,426,282
Southern Copper	239,237	6,607,726

		20,531,890

Multiline Retail–3.13%
Kohl’s	194,873	9,843,035
Macy’s	214,913	10,315,824
Target	131,365	9,045,794

		29,204,653

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities–1.84%
Consolidated Edison	147,286	$8,588,247
Public Service Enterprise Group	261,802	8,550,453

		17,138,700

Office Electronics–1.02%
Xerox	1,045,374	9,481,542

		9,481,542

Oil, Gas & Consumable Fuels–7.45%
Chevron	75,710	8,959,521
ConocoPhillips	149,588	9,050,074
Exxon Mobil	99,783	9,015,394
HollyFrontier	174,702	7,473,752
Marathon Oil	266,557	9,217,541
Murphy Oil	141,049	8,588,474
Occidental Petroleum	114,729	10,237,269
Valero Energy	197,608	6,870,830

		69,412,855

Pharmaceuticals–0.83%
Lilly (Eli)	158,262	7,773,829

		7,773,829

Real Estate Investment Trusts–1.44%
American Capital Agency	274,267	6,305,398
Annaly Capital Management	565,732	7,111,251

		13,416,649

Road & Rail–1.82%
CSX	364,962	8,463,469
Norfolk Southern	116,626	8,472,879

		16,936,348

Semiconductors & Semiconductor Equipment–4.08%
Analog Devices	193,379	8,713,658
Intel	411,488	9,966,239
KLA-Tencor	170,429	9,498,008
NVIDIA	701,223	9,838,159

		38,016,064

Software–3.20%
Activision Blizzard	616,979	8,798,121
CA	357,147	10,225,119
Microsoft	314,264	10,851,536

		29,874,776

Specialty Retail–0.07%
†CST Brands	21,978	677,142

		677,142

Textiles, Apparel & Luxury Goods–1.11%
VF	53,557	10,339,714

		10,339,714

LVIP SSgA Funds–14

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–0.94%
New York Community Bancorp	626,485	$8,770,790

		8,770,790

Tobacco–1.05%
Reynolds American	202,020	9,771,707

		9,771,707

Total Common Stock (Cost $820,666,343)		913,452,651

MONEY MARKET FUND–1.70%
Dreyfus Treasury & Agency Cash Management Fund	15,784,770	15,784,770

Total Money Market Fund (Cost $15,784,770)		15,784,770

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.10%
U.S. Treasury Obligations–0.10%
U.S. Treasury Bills
¥ 0.031%9/12/13	700,000	$699,979
^¥ 0.05%7/5/13	255,000	255,000

Total Short-Term Investments (Cost $954,955)		954,979

TOTAL VALUE OF SECURITIES–99.78% (Cost $837,406,068)	930,192,400
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	2,066,470

NET ASSETS APPLICABLE TO 69,153,987 SHARES OUTSTANDING–100.00%	$932,258,870

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND STANDARD CLASS ($623,913,608 / 46,261,358 Shares)	$13.487

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND SERVICE CLASS ($308,345,262 / 22,892,629 Shares)	$13.469

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$739,212,520
Undistributed net investment income	16,507,839
Accumulated net realized gain on investments	84,111,791
Net unrealized appreciation of investments and derivatives	92,426,720

Total net assets	$932,258,870

†	Non-income producing for the period.

«	Of this amount, $263,720 represents payable for fund shares redeemed as of June 30, 2013.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
233	E-mini S&P 500 Index	$18,991,458	$18,631,845	9/21/13	$(359,613)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See	Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–15

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.08%
Aerospace & Defense–2.14%
AAR	49,740	$1,093,285
Alliant Techsystems	12,663	1,042,545
Exelis	84,091	1,159,615
National Presto Industries	11,369	818,909

		4,114,354

Airlines–0.40%
SkyWest	57,059	772,579

		772,579

Auto Components–1.58%
Cooper Tire & Rubber	35,668	1,183,108
Lear	16,723	1,011,073
Superior Industries International	49,044	844,047

		3,038,228

Biotechnology–0.48%
Spectrum Pharmaceuticals	122,747	915,693

		915,693

Capital Markets–7.58%
Apollo Investment	109,471	847,306
Ares Capital	51,698	889,214
Arlington Asset Investment Class A	35,420	947,131
BlackRock Kelso Capital	94,114	880,910
Fidus Investment	48,822	913,460
Fifth Street Finance	84,595	884,021
Golub Capital	56,498	988,720
Medallion Financial	69,231	963,003
Medley Capital	59,343	805,878
New Mountain Finance	64,111	907,816
PennantPark Investment	81,114	896,310
Prospect Capital	85,639	924,901
Solar Capital	38,977	899,979
TCP Capital	57,357	961,877
THL Credit	61,141	928,732
TICC Capital	95,056	914,434

		14,553,692

Chemicals–2.52%
Cabot	26,755	1,001,172
FutureFuel	75,309	1,067,129
Kronos Worldwide	58,444	949,131
Olin	36,264	867,435
Sensient Technologies	23,436	948,455

		4,833,322

Commercial Banks–0.46%
Republic Bancorp Class A	40,404	885,656

		885,656

Commercial Services & Supplies–2.50%
ABM Industries	41,152	1,008,636
Ennis	60,793	1,051,111

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Kimball International Class B	101,065	$981,341
NL Industries	73,599	831,669
Quad Graphics	38,240	921,584

		4,794,341

Communications Equipment–1.59%
Black Box	41,977	1,062,858
Comtech Telecommunications	37,678	1,013,161
Harris	19,798	975,052

		3,051,071

Computers & Peripherals–0.55%
Lexmark International Class A	34,654	1,059,373

		1,059,373

Construction & Engineering–0.47%
URS	19,303	911,488

		911,488

Distributor–1.04%
†VOXX International Class A	85,437	1,048,312
Weyco Group	37,316	940,363

		1,988,675

Diversified Consumer Services–1.03%
†Bridgepoint Education	89,466	1,089,696
DeVry	28,854	895,051

		1,984,747

Diversified Telecommunication Services–1.01%
Frontier Communications	230,030	931,622
†Hawaiian Telcom Holdco	39,653	997,669

		1,929,291

Electric Utilities–1.94%
Empire District Electric	40,834	911,007
NV Energy	45,705	1,072,239
Pepco Holdings	42,754	861,921
Westar Energy	27,571	881,169

		3,726,336

Electrical Equipment–1.34%
Global Power Equipment Group	51,918	836,918
†GrafTech International	119,147	867,390
Preformed Line Products	13,046	865,080

		2,569,388

Electronic Equipment, Instruments & Components–6.08%
†Arrow Electronics	22,538	898,139
CTS	87,713	1,196,405
Electro Rent	49,358	828,721
Electro Scientific Industries	82,874	891,724
†Ingram Micro	46,474	882,541
Jabil Circuit	49,486	1,008,525
Methode Electronics	71,031	1,208,237

LVIP SSgA Funds–16

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Molex.	31,296	$918,225
†Multi-Fineline Electronix	59,322	878,559
PC Connection	56,017	865,463
†Sanmina	80,574	1,156,237
†Tech Data	20,072	945,190

		11,677,966

Energy Equipment & Services–3.70%
Bristow Group	13,916	908,993
Gulfmark Offshore	23,488	1,059,074
†Key Energy Services	113,330	674,314
Nabors Industries	56,458	864,372
Patterson-UTI Energy	38,395	743,135
†Superior Energy Services	35,267	914,826
†Tesco	68,386	906,115
Tidewater	18,140	1,033,436

		7,104,265

Food & Staples Retailing–1.59%
Ingles Markets Class A	42,606	1,075,802
Spartan Stores	52,162	961,867
Weis Markets	22,516	1,014,796

		3,052,465

Food Products–0.49%
Fresh Del Monte Produce	33,896	945,020

		945,020

Health Care Equipment & Supplies–3.89%
Analogic	11,586	843,808
Atrion	4,763	1,041,716
Cantel Medical	30,441	1,031,037
CONMED	26,925	841,137
Cooper	8,504	1,012,401
DENTSPLY International	21,613	885,268
Hill-Rom Holdings	25,992	875,411
STERIS	22,030	944,646

		7,475,424

Health Care Providers & Services–6.53%
Chemed	11,474	831,062
Ensign Group	27,389	964,641
†LHC Group	42,561	833,344
†LifePoint Hospitals	18,934	924,737
†Magellan Health Services	19,256	1,079,876
National Healthcare	20,003	956,143
Omnicare	22,436	1,070,422
Owens & Minor	28,105	950,792
Patterson	24,074	905,182
†Triple-S Management Class B	52,527	1,127,755
U.S. Physical Therapy	34,138	943,574
Universal American	109,920	977,189

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	14,335	$959,872

		12,524,589

Health Care Technology–0.49%
Quality Systems	50,034	936,136

		936,136

Hotels, Restaurants & Leisure–0.95%
Marcus	73,262	931,893
Speedway Motorsports	50,854	884,860

		1,816,753

Household Durables–1.55%
CSS Industries	35,253	878,857
Harman International Industries	20,490	1,110,558
NACCO Industries Class A	17,162	983,039

		2,972,454

Insurance–5.55%
American National Insurance	10,580	1,052,393
Assurant	20,381	1,037,597
Baldwin & Lyons	38,465	933,930
EMC Insurance Group	34,803	913,927
Horace Mann Educators	43,885	1,069,916
Kansas City Life Insurance	23,377	894,638
PartnerRe	9,848	891,835
Protective Life	25,575	982,336
Safety Insurance Group	18,579	901,267
Symetra Financial	68,309	1,092,261
Validus Holdings	24,496	884,796

		10,654,896

Internet Software & Services–2.08%
EarthLink	168,882	1,048,757
†Monster Worldwide	180,559	886,545
†RealNetworks	118,733	897,621
United Online	151,784	1,150,523

		3,983,446

IT Services–1.88%
Amdocs	25,241	936,189
DST Systems	12,846	839,229
ManTech International Class A	34,076	890,065
SAIC	67,537	940,790

		3,606,273

Machinery–3.15%
AGCO	17,577	882,190
FreightCar America	41,941	712,578
Joy Global	15,416	748,138
Kadant	36,642	1,105,489
Kennametal	23,424	909,554
Timken	16,204	911,961

LVIP SSgA Funds–17

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Trinity Industries	20,194	$776,257

		6,046,167

Media–3.75%
Belo Class A	93,163	1,299,624
Gannett	41,850	1,023,651
Interpublic Group	70,231	1,021,861
John Wiley & Sons Class A	23,519	942,877
Meredith	23,903	1,140,173
Scholastic	34,364	1,006,522
Valassis Communications	30,668	754,126

		7,188,834

Metals & Mining–1.68%
Commercial Metals	57,796	853,647
Kaiser Aluminum	14,143	876,017
Noranda Aluminum Holding	203,851	658,439
Reliance Steel & Aluminum	12,867	843,561

		3,231,664

Multiline Retail–0.54%
Fred’s Class A	66,945	1,036,978

		1,036,978

Multi-Utilities–0.48%
Integrys Energy Group	15,771	923,077

		923,077

Oil, Gas & Consumable Fuels–2.22%
†Cloud Peak Energy	48,741	803,252
Energen	17,556	917,477
†Renewable Energy Group	119,017	1,693,602
Teekay Tankers Class A	321,224	844,819

		4,259,150

Paper & Forest Products–1.02%
Domtar	11,839	787,294
Schweitzer-Mauduit International	23,602	1,177,268

		1,964,562

Personal Products–1.07%
Inter Parfums	37,436	1,067,675
Nature’s Sunshine Products	60,112	982,831

		2,050,506

Professional Services–0.84%
CDI	53,206	753,397
Kelly Services Class A	49,029	856,537

		1,609,934

Real Estate Investment Trusts–7.25%
AG Mortgage Investment Trust	35,988	676,934
American Capital Mortgage Investment	35,453	637,090
Anworth Mortgage Asset	144,661	810,102

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Apollo Commercial Real Estate
Finance	52,039	$826,379
Apollo Residential Mortgage	41,050	676,504
ARMOUR Residential REIT	140,211	660,394
Capstead Mortgage	71,399	863,928
CYS Investments	77,989	718,279
Dynex Capital	85,664	872,916
Hatteras Financial	33,345	821,621
Invesco Mortgage Capital	42,787	708,553
MFA Financial	98,207	829,849
New York Mortgage Trust	121,382	821,756
PennyMac Mortgage Investment Trust	35,348	744,075
Resource Capital	138,453	851,486
Select Income REIT	34,596	970,072
Two Harbors Investment	72,617	744,324
Western Asset Mortgage Capital	39,386	687,680

		13,921,942

Road & Rail–0.49%
Ryder System	15,361	933,795

		933,795

Semiconductors & Semiconductor Equipment–3.08%
†Amkor Technology	228,840	963,416
Brooks Automation	89,918	874,902
IXYS	95,472	1,055,920
Marvell Technology Group	86,499	1,012,903
MKS Instruments	33,655	893,204
†Photronics	136,998	1,104,204

		5,904,549

Software–1.25%
Ebix	56,460	522,820
EPIQ Systems	65,275	879,254
Mentor Graphics	50,712	991,420

		2,393,494

Specialty Retail–4.82%
Finish Line Class A	46,692	1,020,687
Foot Locker	26,751	939,763
Group 1 Automotive	15,249	980,968
Guess	36,857	1,143,673
†hhgregg	82,847	1,323,067
Men’s Wearhouse	27,343	1,034,933
OfficeMax	78,802	806,144
Rent-A-Center	24,790	930,865
Shoe Carnival	44,811	1,075,912

		9,256,012

Textiles, Apparel & Luxury Goods–0.58%
True Religion Apparel	35,076	1,110,506

		1,110,506

LVIP SSgA Funds–18

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–0.49%
Universal	16,320	$944,112

		944,112

Trading Companies & Distributors–2.47%
Aceto	82,735	1,152,499
GATX	17,613	835,385
Houston Wire & Cable	70,734	978,959
TAL International Group	20,183	879,373
Textainer Group Holdings	23,125	888,925

		4,735,141

Wireless Telecommunication Services–0.49%
USA Mobility	68,951	935,665

		935,665

Total Common Stock (Cost $172,422,252)		186,324,009

MONEY MARKET FUND–2.43%
Dreyfus Treasury & Agency Cash Management Fund	4,663,187	4,663,187

Total Money Market Fund (Cost $4,663,187)		4,663,187

	Principal Amount°

SHORT-TERM INVESTMENT–0.18%
U.S. Treasury Obligations–0.18%
U.S. Treasury Bill
^¥ 0.034% 7/5/13	340,000	340,000

Total Short-Term Investment (Cost $339,999)		340,000

TOTAL VALUE OF SECURITIES–99.69% (Cost $177,425,438)	$191,327,196
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	592,367

NET ASSETS APPLICABLE TO 13,279,576 SHARES OUTSTANDING–100.00%	$191,919,563

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND STANDARD CLASS ($85,830,638 / 5,934,594 Shares)	$14.463

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND SERVICE CLASS ($106,088,925 / 7,344,982 Shares)	$14.444

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$154,738,428
Undistributed net investment income	4,871,342
Accumulated net realized gain on investments	18,415,094
Net unrealized appreciation of investments and derivatives	13,894,699

Total net assets	$191,919,563

†	Non-income producing for the period.

LVIP SSgA Funds–19

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

«	Of this amount, $116,710 represents payable for securities purchased and $75,777 represents payable for fund shares redeemed as of June 30, 2013.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
20 E-mini Russell 2000 Index	$1,953,121	$1,949,400	9/21/13	$(3,721)
30 E-mini S&P MidCap 400 Index	3,477,037	3,473,700	9/21/13	(3,337)

	$5,430,158			$(7,058)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–20

LVIP SSgA Funds

Statements of Operations

Six Months Ended June 30, 2013 (unaudited)

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends	$20,406,166	$9,504,765	$12,257,282	$2,813,385
Interest	1,235	453	1,500	361
Foreign tax withheld	(2,068,708)	(1,157,714)	—	(402)

	18,338,693	8,347,504	12,258,782	2,813,344

EXPENSES:
Management fees	2,372,069	2,707,633	2,172,501	610,650
Distribution fees-Service Class	180,408	224,228	384,343	128,696
Custodian fees	126,732	207,125	5,974	2,834
Accounting and administration expenses	120,652	94,984	159,123	33,805
Professional fees	20,641	26,545	20,453	12,317
Reports and statements to shareholders	17,247	30,884	31,240	14,371
Trustees’ fees	6,777	5,607	9,021	2,011
Pricing fees	5,972	2,610	893	1,216
Other	4,713	5,965	7,006	2,747

	2,855,211	3,305,581	2,790,554	808,647
Less management fees waived	(1,320,315)	(1,853,179)	(869,546)	(295,561)

Total operating expenses	1,534,896	1,452,402	1,921,008	513,086

NET INVESTMENT INCOME	16,803,797	6,895,102	10,337,774	2,300,258

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,221,673)	(12,118,699)	44,166,503	12,197,384
Foreign currencies	37,541	98,451	—	—
Foreign currency exchange contracts	(218,917)	(524,470)	—	—
Futures contracts	1,649,850	(1,277,543)	3,417,300	559,527

Net realized gain (loss)	246,801	(13,822,261)	47,583,803	12,756,911

Net change in unrealized appreciation (depreciation) of:
Investments	(21,732,156)	(74,229,579)	68,590,566	8,110,900
Foreign currencies	(83,930)	(48,975)	—	—
Foreign currency exchange contracts	4,561	220	—	—
Futures contracts	(973,810)	(335,485)	(322,177)	(47,359)

Net change in unrealized appreciation (depreciation)	(22,785,335)	(74,613,819)	68,268,389	8,063,541

NET REALIZED AND UNREALIZED GAIN (LOSS)	(22,538,534)	(88,436,080)	115,852,192	20,820,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,734,737)	$(81,540,978)	$126,189,966	$23,120,710

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–21

LVIP SSgA Funds

Statements of Changes in Net Assets

	LVIP SSgA Developed International 150 Fund		LVIP SSgA Emerging Markets 100 Fund		LVIP SSgA Large Cap 100 Fund		LVIP SSgA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,803,797	$14,168,029	$6,895,102	$11,065,896	$10,337,774	$16,481,087	$2,300,258	$5,677,170
Net realized gain (loss)	246,801	(10,080,515)	(13,822,261)	(19,529,851)	47,583,803	37,854,912	12,756,911	6,810,968
Net unrealized appreciation (depreciation)	(22,785,335)	58,620,684	(74,613,819)	56,782,330	68,268,389	14,914,351	8,063,541	6,962,220

Net increase (decrease) in net assets resulting from operations	(5,734,737)	62,708,198	(81,540,978)	48,318,375	126,189,966	69,250,350	23,120,710	19,450,358

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(8,599,256)	—	(6,220,270)	—	(6,443,904)	—	(1,569,121)
Service Class	—	(3,380,314)	—	(4,396,402)	—	(3,936,236)	—	(2,177,860)
Net realized gain on investments:
Standard Class	—	—	—	(20,084,519)	—	—	—	(4,892,720)
Service Class	—	—	—	(17,919,664)	—	—	—	(7,875,752)

	—	(11,979,570)	—	(48,620,855)	—	(10,380,140)	—	(16,515,453)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	181,596,424	232,901,587	158,138,553	212,455,229	182,565,736	192,847,271	22,152,917	27,682,528
Service Class	5,825,219	20,000,962	22,446,659	50,732,359	13,388,029	26,149,136	8,367,339	12,672,989
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,599,256	—	26,304,789	—	6,443,904	—	6,461,841
Service Class	—	3,380,314	—	22,316,066	—	3,936,236	—	10,053,612

	187,421,643	264,882,119	180,585,212	311,808,443	195,953,765	229,376,547	30,520,256	56,870,970

Cost of shares redeemed:
Standard Class	(113,312,558)	(32,527,608)	(19,499,684)	(83,364,500)	(64,248,398)	(32,641,399)	(10,118,038)	(7,745,999)
Service Class	(12,395,791)	(35,008,410)	(16,113,653)	(48,193,822)	(43,859,917)	(62,370,338)	(13,741,795)	(20,700,989)

	(125,708,349)	(67,536,018)	(35,613,337)	(131,558,322)	(108,108,315)	(95,011,737)	(23,859,833)	(28,446,988)

Increase in net assets derived from capital share transactions	61,713,294	197,346,101	144,971,875	180,250,121	87,845,450	134,364,810	6,660,423	28,423,982

NET INCREASE IN NET ASSETS	55,978,557	248,074,729	63,430,897	179,947,641	214,035,416	193,235,020	29,781,133	31,358,887
NET ASSETS:
Beginning of period	564,958,451	316,883,722	470,581,166	290,633,525	718,223,454	524,988,434	162,138,430	130,779,543

End of period	$620,937,008	$564,958,451	$534,012,063	$470,581,166	$932,258,870	$718,223,454	$191,919,563	$162,138,430

Undistributed net investment income	$19,320,380	$2,516,583	$7,720,476	$825,374	$16,507,839	$6,170,065	$4,871,342	$2,571,084

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–22

LVIP SSgA Developed International 150 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/13[1]		Year Ended			5/1/08[2] to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$8.097	$7.314	$8.551	$8.067	$5.650	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.221	0.275	0.316	0.220	0.154	0.143
Net realized and unrealized gain (loss)	(0.269)	0.714	(1.349)	0.363	2.370	(4.421)

Total from investment operations	(0.048)	0.989	(1.033)	0.583	2.524	(4.278)

Less dividends and distributions from:
Net investment income	—	(0.206)	(0.204)	(0.099)	(0.107)	(0.072)

Total dividends and distributions	—	(0.206)	(0.204)	(0.099)	(0.107)	(0.072)

Net asset value, end of period	$8.049	$8.097	$7.314	$8.551	$8.067	$5.650

Total return[4]	(0.59% )	13.64%	(12.13% )	7.26%	44.72%	(42.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$481,613	$418,262	$174,904	$99,086	$557	$75
Ratio of expenses to average net assets	0.43%	0.44%	0.47%	0.52%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.85%	0.87%	0.93%	1.10%	2.79%
Ratio of net investment income to average net assets	5.37%	3.66%	3.83%	2.67%	2.21%	3.17%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	4.95%	3.25%	3.43%	2.26%	1.62%	0.89%
Portfolio turnover	59%	53%	60%	47%	42%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–23

LVIP SSgA Developed International 150 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Developed International 150 Fund Service Class
	Six Months
	Ended					5/1/08[2]
	6/30/13[1]		Year Ended			to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$8.101	$7.319	$8.554	$8.070	$5.654	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.211	0.255	0.299	0.193	0.136	0.132
Net realized and unrealized gain (loss)	(0.269)	0.714	(1.351)	0.370	2.370	(4.419)

Total from investment operations	(0.058)	0.969	(1.052)	0.563	2.506	(4.287)

Less dividends and distributions from:
Net investment income	—	(0.187)	(0.183)	(0.079)	(0.090)	(0.059)

Total dividends and distributions	—	(0.187)	(0.183)	(0.079)	(0.090)	(0.059)

Net asset value, end of period	$8.043	$8.101	$7.319	$8.554	$8.070	$5.654

Total return[4]	(0.72% )	13.37%	(12.35% )	7.00%	44.33%	(42.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$139,324	$146,696	$141,980	$151,769	$78,531	$23,353
Ratio of expenses to average net assets	0.68%	0.69%	0.72%	0.77%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed.	1.10%	1.10%	1.12%	1.18%	1.35%	3.04%
Ratio of net investment income to average net assets	5.12%	3.41%	3.58%	2.42%	1.96%	2.92%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	4.70%	3.00%	3.18%	2.01%	1.37%	0.64%
Portfolio turnover	59%	53%	60%	47%	42%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–24

LVIP SSgA Emerging Markets 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Emerging Markets 100 Fund Standard Class
	Six Months
	Ended					6/18/08[2]
	6/30/13[1]		Year Ended			to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.447	$10.564	$13.963	$11.042	$5.874	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.140	0.327	0.397	0.252	0.183	0.098
Net realized and unrealized gain (loss)	(1.646)	0.899	(2.406)	2.809	5.098	(4.176)

Total from investment operations	(1.506)	1.226	(2.009)	3.061	5.281	(4.078)

Less dividends and distributions from:
Net investment income	—	(0.273)	(0.323)	(0.140)	(0.113)	(0.048)
Net realized gain	—	(1.070)	(1.067)	—	—	—

Total dividends and distributions	—	(1.343)	(1.390)	(0.140)	(0.113)	(0.048)

Net asset value, end of period	$8.941	$10.447	$10.564	$13.963	$11.042	$5.874

Total return[4]	(14.42% )	12.66%	(14.93% )	27.77%	89.89%	(40.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$365,384	$280,612	$124,765	$78,907	$24,022	$162
Ratio of expenses to average net assets	0.49%	0.51%	0.52%	0.58%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.24%	1.25%	1.26%	1.30%	1.43%	3.90%
Ratio of net investment income to average net assets	2.87%	3.05%	3.10%	2.09%	2.06%	2.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.12%	2.31%	2.36%	1.37%	1.31%	(0.48% )
Portfolio turnover	42%	61%	58%	58%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–25

LVIP SSgA Emerging Markets 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Emerging Markets 100 Fund Service Class
	Six Months
	Ended					6/18/08[2]
	6/30/13[1]		Year Ended			to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.448	$10.564	$13.961	$11.044	$5.877	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.129	0.303	0.370	0.219	0.161	0.089
Net realized and unrealized gain (loss)	(1.646)	0.897	(2.410)	2.808	5.096	(4.174)

Total from investment operations	(1.517)	1.200	(2.040)	3.027	5.257	(4.085)

Less dividends and distributions from:
Net investment income	—	(0.246)	(0.290)	(0.110)	(0.090)	(0.038)
Net realized gain	—	(1.070)	(1.067)	—	—	—

Total dividends and distributions	—	(1.316)	(1.357)	(0.110)	(0.090)	(0.038)

Net asset value, end of period	$8.931	$10.448	$10.564	$13.961	$11.044	$5.877

Total return[4]	(14.52% )	12.39%	(15.15% )	27.44%	89.47%	(40.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,628	$189,969	$165,869	$179,013	$95,757	$19,006
Ratio of expenses to average net assets	0.74%	0.76%	0.77%	0.83%	0.93%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.49%	1.50%	1.51%	1.55%	1.68%	4.15%
Ratio of net investment income to average net assets	2.62%	2.80%	2.85%	1.84%	1.81%	2.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.87%	2.06%	2.11%	1.12%	1.06%	(0.73% )
Portfolio turnover	42%	61%	58%	58%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–26

LVIP SSgA Large Cap 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Large Cap 100 Fund Standard Class
	Six Months
	Ended					5/1/08[2]
	6/30/13[1]		Year Ended			to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.492	$10.408	$10.340	$8.774	$6.560	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.164	0.313	0.252	0.256	0.183	0.192
Net realized and unrealized gain (loss)	1.831	0.954	(0.012)	1.425	2.131	(3.593)

Total from investment operations	1.995	1.267	0.240	1.681	2.314	(3.401)

Less dividends and distributions from:
Net investment income	—	(0.183)	(0.172)	(0.115)	(0.100)	(0.039)

Total dividends and distributions	—	(0.183)	(0.172)	(0.115)	(0.100)	(0.039)

Net asset value, end of period	$13.487	$11.492	$10.408	$10.340	$8.774	$6.560

Total return[4]	17.36%	12.22%	2.32%	19.19%	35.32%	(34.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$623,914	$428,018	$232,306	$145,208	$698	$174
Ratio of expenses to average net assets	0.37%	0.38%	0.39%	0.41%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.57%	0.58%	0.59%	0.59%	0.61%	0.95%
Ratio of net investment income to average net assets	2.55%	2.80%	2.39%	2.63%	2.47%	4.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.35%	2.60%	2.19%	2.45%	2.32%	3.51%
Portfolio turnover	47%	43%	45%	133%	36%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–27

LVIP SSgA Large Cap 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Large Cap 100 Fund Service Class
	Six Months
	Ended					5/1/08[2]
	6/30/13[1]		Year Ended			to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.492	$10.408	$10.340	$8.775	$6.564	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.148	0.284	0.227	0.225	0.165	0.180
Net realized and unrealized gain (loss)	1.829	0.956	(0.013)	1.431	2.127	(3.592)

Total from investment operations	1.977	1.240	0.214	1.656	2.292	(3.412)

Less dividends and distributions from:
Net investment income	—	(0.156)	(0.146)	(0.091)	(0.081)	(0.024)

Total dividends and distributions	—	(0.156)	(0.146)	(0.091)	(0.081)	(0.024)

Net asset value, end of period	$13.469	$11.492	$10.408	$10.340	$8.775	$6.564

Total return[4]	17.20%	11.95%	2.07%	18.90%	34.96%	(34.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$308,345	$290,205	$292,682	$306,257	$150,936	$37,381
Ratio of expenses to average net assets	0.62%	0.63%	0.64%	0.66%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.83%	0.84%	0.84%	0.86%	1.20%
Ratio of net investment income to average net assets	2.31%	2.55%	2.14%	2.38%	2.22%	3.75%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	2.11%	2.35%	1.94%	2.20%	2.07%	3.26%
Portfolio turnover	47%	43%	45%	133%	36%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–28

LVIP SSgA Small-Mid Cap 200 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Small-Mid Cap 200 Fund Standard Class
	Six Months
	Ended					5/1/08[2]
	6/30/13[1]		Year Ended			to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$12.629	$12.366	$12.858	$10.226	$6.839	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.189	0.500	0.343	0.363	0.243	0.184
Net realized and unrealized gain (loss)	1.645	1.166	(0.627)	2.470	3.283	(3.278)

Total from investment operations	1.834	1.666	(0.284)	2.833	3.526	(3.094)

Less dividends and distributions from:
Net investment income	—	(0.319)	(0.208)	(0.201)	(0.139)	(0.067)
Net realized gain	—	(1.084)	—	—	—	—

Total dividends and distributions	—	(1.403)	(0.208)	(0.201)	(0.139)	(0.067)

Net asset value, end of period	$14.463	$12.629	$12.366	$12.858	$10.226	$6.839

Total return[4]	14.52%	13.83%	(2.21% )	27.75%	51.66%	(30.92% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,831	$64,409	$37,326	$8,415	$2,049	$368
Ratio of expenses to average net assets	0.43%	0.45%	0.48%	0.51%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.76%	0.77%	0.79%	0.81%	0.86%	1.35%
Ratio of net investment income to average net assets	2.74%	3.92%	2.76%	3.16%	2.93%	3.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.41%	3.60%	2.45%	2.86%	2.53%	2.56%
Portfolio turnover	55%	64%	55%	76%	42%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–29

LVIP SSgA Small-Mid Cap 200 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Small-Mid Cap 200 Fund Service Class
	Six Months
	Ended					5/1/08[2]
	6/30/13}[1]		Year Ended			to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$12.628	$12.366	$12.858	$10.228	$6.843	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.172	0.469	0.316	0.330	0.222	0.171
Net realized and unrealized gain (loss)	1.644	1.164	(0.631)	2.472	3.281	(3.275)

Total from investment operations	1.816	1.633	(0.315)	2.802	3.503	(3.104)

Less dividends and distributions from:
Net investment income	—	(0.287)	(0.177)	(0.172)	(0.118)	(0.053)
Net realized gain	—	(1.084)	—	—	—	—

Total dividends and distributions	—	(1.371)	(0.177)	(0.172)	(0.118)	(0.053)

Net asset value, end of period	$14.444	$12.628	$12.366	$12.858	$10.228	$6.843

Total return[4]	14.38%	13.55%	(2.45% )	27.43%	51.29%	(31.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,089	$97,729	$93,454	$98,695	$51,377	$13,653
Ratio of expenses to average net assets	0.68%	0.70%	0.73%	0.76%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.02%	1.04%	1.06%	1.11%	1.60%
Ratio of net investment income to average net assets	2.49%	3.67%	2.51%	2.91%	2.68%	3.20%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	2.16%	3.35%	2.20%	2.61%	2.28%	2.31%
Portfolio turnover	55%	64%	55%	76%	42%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–30

LVIP SSgA Funds

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund, and LVIP SSgA Small-Mid Cap 200 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The investment objective of each Fund is to seek to maximize long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSgA Funds–31

LVIP SSgA Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-advisor, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
0.75%	1.09%	0.52%	0.69%

LIAC has contractually agreed to waive a portion of its advisory fee at an annual rate based on each Fund’s average daily net assets as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
On the first $100 million	0.35%	0.69%	0.12%	0.29%
In excess of $100 million	0.43%	0.76%	0.22%	0.39%

This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor an annual fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Administration fees	$14,738	$11,674	$19,146	$4,129
Legal fees	2,200	1,792	2,890	638

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP SSgA Funds–32

LVIP SSgA Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2013, the Funds had liabilities payable to affiliates as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$180,649	$148,927	$238,713	$55,736
Distribution fees payable to LFD	29,415	34,852	63,976	21,820

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Purchases	$443,565,455	$352,857,560	$483,729,893	$103,574,143
Sales	360,794,538	203,862,020	386,220,180	96,526,159

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Cost of investments	$637,952,296	$591,591,665	$838,951,364	$178,195,826

Aggregate unrealized appreciation	$44,424,517	$24,135,877	$114,705,989	$20,934,988
Aggregate unrealized depreciation	(68,637,069)	(87,426,261)	(23,464,952)	(7,803,619)

Net unrealized appreciation (depreciation)	$(24,212,552)	$(63,290,384)	$91,241,037	$13,131,369

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

Loss carryforward character:	LVIP SSgA International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Short-Term	$9,273,326	$13,252,755	$—	$—
Long-Term	—	—	—	—

Total	$9,273,326	$13,252,755	$—	$—

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP SSgA Funds–33

LVIP SSgA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments)
(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

LVIP SSgA Developed International 150 Fund

	Level 1	Total
Common Stock	$593,404,549	$593,404,549
Money Market Fund	16,058,956	16,058,956
Other	4,276,239	4,276,239

Total	$613,739,744	$613,739,744

Futures Contracts	$(494,165)	$(494,165)

LVIP SSgA Emerging Markets 100 Fund

	Level 1	Level 2	Total
Common Stock	$498,697,532	$—	$498,697,532
Money Market Fund	5,566,508	—	5,566,508
Preferred Stock	12,757,449	11,279,791	24,037,240

Total	$517,021,489	$11,279,791	$528,301,280

Foreign Currency Exchange Contracts	$—	$220	$220

Futures Contracts	$(101,951)	$—	$(101,951)

LVIP SSgA Large Cap 100 Fund

	Level 1	Level 2	Total
Common Stock	$913,452,651	$—	$913,452,651
Money Market Fund	15,784,770	—	15,784,770
Short-Term Investments	—	954,979	954,979

Total	$929,237,421	$954,979	$930,192,400

Futures Contracts	$(359,613)	$—	$(359,613)

LVIP SSgA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total
Common Stock	$186,324,009	$—	$186,324,009
Money Market Fund	4,663,187	—	4,663,187
Short-Term Investments	—	340,000	340,000

Total	$190,987,196	$340,000	$191,327,196

Futures Contracts	$(7,058)	$—	$(7,058)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the LVIP SSgA Emerging Markets 100 Fund and the LVIP SSgA Developed International 150 Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described

LVIP SSgA Funds–34

LVIP SSgA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

in Note 1, causing a change in classification between levels. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

	LVIP SSgA Developed International 150 Fund		LVIP SSgA Emerging Markets 100 Fund		LVIP SSgA Large Cap 100 Fund		LVIP SSgA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	21,708,420	30,963,011	16,033,179	20,107,845	13,925,182	17,271,463	1,556,010	2,168,216
Service Class	705,320	2,791,788	2,303,029	4,687,504	1,038,420	2,376,364	595,820	985,016
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,112,308	—	2,672,947	—	574,835	—	518,724
Service Class	—	436,959	—	2,271,003	—	351,105	—	807,729

	22,413,740	35,304,066	18,336,208	29,739,299	14,963,602	20,573,767	2,151,830	4,479,685

Shares redeemed:
Standard Class	(13,529,993)	(4,333,581)	(2,028,445)	(7,731,780)	(4,907,088)	(2,922,062)	(721,436)	(605,254)
Service Class	(1,491,330)	(4,520,525)	(1,603,942)	(4,476,818)	(3,399,112)	(5,593,812)	(989,792)	(1,610,922)

	(15,021,323)	(8,854,106)	(3,632,387)	(12,208,598)	(8,306,200)	(8,515,874)	(1,711,228)	(2,216,176)

Net increase	7,392,417	26,449,960	14,703,821	17,530,701	6,657,402	12,057,893	440,602	2,263,509

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–Each Fund may use futures in the normal course of pursuing their investment objectives. Each Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

LVIP SSgA Funds–35

LVIP SSgA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP SSgA Developed International 150 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(494,165)

	LVIP SSgA Emerging Markets 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$220	Receivables and other assets net of liabilities	$—
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$ —	Receivables and other assets net of liabilities	$(101,951)

Total		$220		$(101,951)

	LVIP SSgA Large Cap 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(359,613)

	LVIP SSgA Small-Mid Cap 200 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(7,058)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013 was as follows:

LVIP SSgA Developed International 150 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized depreciation of foreign currency exchange contracts	$(218,917)	$4,561
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation of futures contracts	1,649,850	(973,810)

Total		$1,430,933	$(969,249)

LVIP SSgA Emerging Markets 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation of foreign currency exchange contracts	$(524,470)	$220

LVIP SSgA Funds–36

LVIP SSgA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation of futures contracts	(1,277,543)	(335,485)

Total		$(1,802,013)	$(335,265)

LVIP SSgA Large Cap 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized depreciation of futures contracts	$3,417,300	$(322,177)

LVIP SSgA Small-Mid Cap 200 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized depreciation of futures contracts	$559,527	$(47,359)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the year six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume		Liability Derivative Volume
	Foreign Currency Exchange Contracts (Average Cost)	Future Contracts (Average Notional Value)	Foreign Currency Exchange Contracts (Average Cost)	Future Contracts (Average Notional Value)
LVIP SSgA Developed International 150 Fund	$2,655,997	$24,907,046	$—	$—
LVIP SSgA Emerging Markets 100 Fund	1,951,018	17,505,190	560,864	102,490
LVIP SSgA Large Cap 100 Fund	—	29,367,216	—	76,644
LVIP SSgA Small-Mid Cap 200 Fund	—	6,267,990	—	18,526

6. Market Risk

Some countries in which the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The LVIP SSgA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Funds invests in REITs and are subject to the risks associated with that industry. If the Funds hold real estate directly as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were

LVIP SSgA Funds–37

LVIP SSgA Funds

Notes to Financial Statements (continued)

6. Market Risk (continued)

no direct real estate holdings during the six months ended June 30, 2013. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds’ limitation on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Funds–38

LVIP SSgA Global Tactical Allocation RPM Fund

a series of Lincoln Variable Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA Global Tactical Allocation RPM Fund

LVIP SSgA Global Tactical Allocation RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,008.10	0.31%	$1.54
Service Class Shares	1,000.00	1,006.80	0.56%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
Service Class Shares	1,000.00	1,022.02	0.56%	2.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Global Tactical Allocation RPM Fund–1

LVIP SSgA Global Tactical Allocation RPM Fund

Security Type/Sector Allocation

As of June 30, 2013 (unaudited)

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	56.27%
Equity Funds	21.28%
Fixed Income Fund	18.68%
International Equity Funds	16.31%
Unaffiliated Investment Companies	42.48%
Commodity Fund	1.43%
Equity Funds	11.78%
Fixed Income Funds	16.66%
International Equity Funds	9.17%
Money Market Fund	3.44%
Total Value of Securities	98.75%
Receivables and Other Assets Net of Liabilities	1.25%
Total Net Assets	100.00%

LVIP SSgA Global Tactical Allocation RPM Fund–2

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–56.27%
Equity Funds–21.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,420,569	$59,620,218
LVIP SSgA S&P 500 Index Fund	4,984,055	57,715,352
LVIP SSgA Small-Cap Index Fund	575,587	13,012,876
LVIP SSgA Small-Mid Cap 200 Fund	897,156	12,974,669

		143,323,115

Fixed Income Fund–18.68%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	11,175,420	125,812,873

		125,812,873

International Equity Funds–16.31%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	7,928,965	63,820,239
LVIP SSgA Emerging Markets 100 Fund	838,729	7,499,072
LVIP SSgA International Index Fund	4,709,616	38,567,047

		109,886,358

Total Affiliated Investment Companies (Cost $347,522,957)		379,022,346

UNAFFILIATED INVESTMENT COMPANIES–42.48%
Commodity Fund–1.43%
†SPDR® Gold Shares ETF	81,044	9,656,393

		9,656,393

Equity Funds–11.78%
Consumer Discretionary Select Sector SPDR® Fund	231,687	13,067,147
Financial Select Sector SPDR® Fund	665,855	12,977,514
SPDR® S&P 500 ETF	102,414	16,387,264
SPDR® S&P 600 Small Cap ETF	130,365	11,319,593

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P MidCap 400 ETF	60,908	$12,813,825
SPDR® Wells Fargo Preferred Stock ETF	293,187	12,744,839

		79,310,182

Fixed Income Funds–16.66%
iShares iBoxx Investment Grade Corporate Bond Fund	55,253	6,279,503
SPDR® Barclays Capital Aggregate Bond ETF	526,509	29,942,567
SPDR® Barclays Capital High Yield Bond ETF	10,182	402,087
SPDR® Barclays Capital Intermediate Term Corporate Bond ETF	575,023	19,312,148
SPDR® Barclays Capital Short-Term Corporate Bond ETF	49,227	1,506,346
SPDR® Barclays Capital TIPS ETF	748,871	41,614,762
SPDR® DB International Government Inflation-Protected Bond ETF	229,082	13,188,251

		112,245,664

International Equity Funds–9.17%
SPDR® S&P Emerging Markets ETF	333,177	19,860,681
SPDR® S&P World ex-US ETF	1,657,913	41,663,354
Vanguard FTSE Pacific ETF	4,005	223,599

		61,747,634

Money Market Fund–3.44%
Dreyfus Treasury & Agency Cash Management Fund	23,150,703	23,150,703

		23,150,703

Total Unaffiliated Investment Companies (Cost $286,913,268)		286,110,576

TOTAL VALUE OF SECURITIES–98.75% (Cost $634,436,225)	665,132,922
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.25%	8,438,612

NET ASSETS APPLICABLE TO 61,075,142 SHARES OUTSTANDING–100.00%	$673,571,534

†	Non-income producing for the period.

*	Standard Class shares.

LVIP SSgA Global Tactical Allocation RPM Fund–3

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(134) British Pound Currency	$(13,000,567)	$(12,733,350)	9/19/13	$267,217
(337) E-mini MSCI Emerging Markets	(15,188,081)	(15,732,845)	9/21/13	(544,764)
(208) E-mini Russell 2000 Index	(20,137,820)	(20,273,760)	9/21/13	(135,940)
(820) E-mini S&P 500 Index	(65,774,380)	(65,571,300)	9/21/13	203,080
(131) Euro Currency	(21,656,657)	(21,325,164)	9/19/13	331,494
(635) Euro STOXX 50 Index	(21,863,478)	(21,474,535)	9/24/13	388,942
(137) FTSE 100 Index	(13,126,832)	(12,838,305)	9/24/13	288,527
(120) Japanese Yen Currency	(15,549,713)	(15,130,501)	9/19/13	419,213
(113) Nikkei 225 Index (OSE)	(15,140,200)	(15,589,351)	9/14/13	(449,151)

	$(201,437,728)			$768,618

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

BP–British Pound

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–4

LVIP SSgA Global Tactical Allocation RPM Fund

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$379,022,346
Investments in unaffiliated investment companies, at value	286,110,576
Cash collateral	5,620,150
Foreign currencies collateral, at value	2,341,266
Dividends receivable from investment companies	1,378,920
Foreign currencies, at value	1,000,603
Receivables for fund shares sold	653,820
Variation margin receivable on futures contracts	178,997

TOTAL ASSETS	676,306,678

LIABILITIES:
Payable for investment companies purchased	2,273,559
Due to manager and affiliates	268,379
Payables for fund shares redeemed	123,739
Cash overdraft	39,007
Accrued expenses payable	30,460

TOTAL LIABILITIES	2,735,144

TOTAL NET ASSETS	$673,571,534

Investments in affiliated investment companies, at cost	$347,522,957
Investments in unaffiliated investment companies, at cost	$286,913,268
Foreign currencies, at cost	3,370,319

Standard Class :
Net Assets	$39,069,677
Shares Outstanding	3,538,820
Net Asset Value	$11.040

Service Class :
Net Assets	$634,501,857
Shares Outstanding	57,536,323
Net Asset Value	$11.028

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$695,640,408
Undistributed net investment income	2,686,670
Accumulated net realized loss on investments	(56,209,626)
Net unrealized appreciation of investments	31,454,082

Total net assets	$673,571,534

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–5

LVIP SSgA Global Tactical Allocation RPM Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$2,656,723

2,656,723

EXPENSES:
Management fees	710,840
Distribution fees-Service Class	659,054
Accounting and administration expenses	108,399
Reports and statements to shareholders	29,219
Professional fees	16,521
Trustees’ fees	5,761
Custodian fees	4,310
Pricing fees	163
Other	3,851

Total operating expenses	1,538,118

NET INVESTMENT INCOME	1,118,605

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(704,645)
Sale of investments in unaffiliated investment companies	6,465,955
Foreign currencies	(105,680)
Futures contracts	(6,736,090)

Net realized loss	(1,080,460)
Net change in unrealized appreciation (depreciation) of:
Investments	(2,591,114)
Foreign currencies	(19,030)
Futures contracts	776,415

Net change in unrealized appreciation (depreciation)	(1,833,729)

NET REALIZED AND UNREALIZED LOSS	(2,914,189)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,795,584)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM

Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,118,605	$6,178,941
Net realized loss	(1,080,460)	(535,989)
Net change in unrealized appreciation (depreciation)	(1,833,729)	32,044,693

Net increase (decrease) in net assets resulting from operations	(1,795,584)	37,687,645

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,342,031)
Service Class	—	(11,623,328)

	—	(12,965,359)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,610,142	7,154,873
Service Class	280,425,527	184,405,574
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,342,030
Service Class	—	11,623,328

	286,035,669	204,525,805

Cost of shares redeemed:
Standard Class	(7,358,130)	(8,403,800)
Service Class	(63,116,530)	(67,863,355)

	(70,474,660)	(76,267,155)

Increase in net assets derived from capital share transactions	215,561,009	128,258,650

NET INCREASE IN NET ASSETS	213,765,425	152,980,936
NET ASSETS:
Beginning of period	459,806,109	306,825,173

End of period	$673,571,534	$459,806,109

Undistributed net investment income	$2,686,670	$1,568,065

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–6

LVIP SSgA Global Tactical Allocation RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation RPM Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10[2]	12/31/09	12/31/08

Net asset value, beginning of period	$10.951	$10.193	$10.313	$9.581	$8.228	$14.281

Income (loss) from investment operations:
Net investment income[3]	0.035	0.198	0.272	0.154	0.108	0.158
Net realized and unrealized gain (loss)	0.054	0.931	(0.252)	0.681	2.356	(5.831)

Total from investment operations	0.089	1.129	0.020	0.835	2.464	(5.673)

Less dividends and distributions from:
Net investment income	—	(0.371)	(0.140)	(0.103)	(0.618)	(0.068)
Net realized gain	—	—	—	—	(0.493)	(0.312)

Total dividends and distributions	—	(0.371)	(0.140)	(0.103)	(1.111)	(0.380)

Net asset value, end of period	$11.040	$10.951	$10.193	$10.313	$9.581	$8.228

Total return[4]	0.81%	11.15%	0.22%	8.74%	30.80%	(40.46% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,070	$40,440	$37,603	$37,960	$31,982	$41,070
Ratio of expenses to average net assets[5]	0.31%	0.30%	0.33%	0.31%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly[5]	0.31%	0.30%	0.33%	0.39%	0.36%	0.33%
Ratio of net investment income to average net assets	0.62%	1.85%	2.61%	1.59%	1.26%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.62%	1.85%	2.61%	1.51%	1.10%	1.30%
Portfolio turnover	36%	41%	46%	140%	41%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–7

LVIP SSgA Global Tactical Allocation RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation RPM Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10[2]	12/31/09	12/31/08

Net asset value, beginning of period	$10.953	$10.195	$10.315	$9.583	$8.233	$14.271

Income (loss) from investment operations:
Net investment income[3]	0.021	0.171	0.244	0.130	0.087	0.129
Net realized and unrealized gain (loss)	0.054	0.932	(0.251)	0.681	2.353	(5.821)

Total from investment operations	0.075	1.103	(0.007)	0.811	2.440	(5.692)

Less dividends and distributions from:
Net investment income	—	(0.345)	(0.113)	(0.079)	(0.597)	(0.034)
Net realized gain	—	—	—	—	(0.493)	(0.312)

Total dividends and distributions	—	(0.345)	(0.113)	(0.079)	(1.090)	(0.346)

Net asset value, end of period	$11.028	$10.953	$10.195	$10.315	$9.583	$8.233

Total return[4]	0.68%	10.88%	(0.04% )	8.48%	30.47%	(40.62% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$634,502	$419,366	$269,222	$82,044	$69,623	$79,077
Ratio of expenses to average net assets[5]	0.56%	0.55%	0.58%	0.56%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly[5]	0.56%	0.55%	0.58%	0.64%	0.61%	0.58%
Ratio of net investment income to average net assets	0.37%	1.60%	2.36%	1.34%	1.01%	1.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.37%	1.60%	2.36%	1.26%	0.85%	1.05%
Portfolio turnover	36%	41%	46%	140%	41%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–8

LVIP SSgA Global Tactical Allocation RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Global Tactical Allocation RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund will invest substantially all of its assets in exchange-traded funds (ETFs) and other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-ended funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSgA Global Tactical Allocation RPM Fund–9

LVIP SSgA Global Tactical Allocation RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

SSgA Funds Management, Inc. (SSgA FM) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $12,685 and $1,868, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,450 for the six months ended June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$136,737
Distribution fees payable to LFD	128,411
Trading operation fees payable to Lincoln Life	3,231

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $398,945,745 and sales of $196,387,614 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $640,543,199. At June 30, 2013, net unrealized appreciation was $24,589,723 of which $40,636,834 related to unrealized appreciation of investments and $16,047,111 related to unrealized depreciation of investments.

For federal income tax purposes, at June 30, 2013, capital loss carryforwards of $43,305,809 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $40,040,691 expires in 2017 and $3,265,118 expires in 2018.

LVIP SSgA Global Tactical Allocation RPM Fund–10

LVIP SSgA Global Tactical Allocation RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Short-term losses that will be carried forward under the Act total $239,491.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$665,132,922

Futures Contracts	$768,618

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP SSgA Global Tactical Allocation RPM Fund–11

LVIP SSgA Global Tactical Allocation RPM Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	498,067	668,095
Service Class	24,853,892	17,165,437
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	123,994
Service Class	—	1,074,522

	25,351,959	19,032,048

Shares redeemed:
Standard Class	(651,912)	(788,701)
Service Class	(5,606,851)	(6,357,056)

	(6,258,763)	(7,145,757)

Net increase	19,093,196	11,886,291

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage potfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$1,898,473	Variation margin receivable on futures contracts*	$(1,129,855)

*Includes cumulative apprecation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(6,736,090)	$776,415

LVIP SSgA Global Tactical Allocation RPM Fund–12

LVIP SSgA Global Tactical Allocation RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$19,115,028	$33,390,554

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Global Tactical Allocation RPM Fund–13

LVIP SSgA International Index Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA International Index Fund

LVIP SSgA International Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*

Actual
Standard Class Shares	$1,000.00	$1,031.10	0.47%	$2.37
Service Class Shares	1,000.00	1,030.00	0.72%	3.62

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.46	0.47%	$2.36
Service Class Shares	1,000.00	1,021.22	0.72%	3.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Security Type/Country	Percentage of Net Assets

Common Stock	96.04%

Australia	7.65%
Austria	0.26%
Belgium	1.09%
China	0.04%
Denmark	1.08%
Finland	0.74%
France	8.92%
Germany	7.74%
Greece	0.04%
Hong Kong	2.87%
Ireland	0.80%
Israel	0.48%
Italy	1.83%
Japan	21.74%
Luxembourg	0.30%
Mexico	0.02%
Netherlands	4.39%
New Zealand	0.11%
Norway	0.75%
Portugal	0.17%
Singapore	1.56%
Spain	2.69%
Sweden	3.02%
Switzerland	9.47%
United Kingdom	18.28%

Preferred Stock	0.60%

Rights	0.01%

Money Market Fund	2.13%

Total Value of Securities	98.78%

Receivables and Other Assets Net of Liabilities	1.22%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	1.05%
Air Freight & Logistics	0.32%
Airlines	0.20%
Auto Components	1.04%
Automobiles	3.99%
Beverages	2.40%
Biotechnology	0.39%
Building Products	0.56%
Capital Markets	2.06%
Chemicals	3.55%
Commercial Banks	12.33%
Commercial Services & Supplies	0.60%

Percentage
Sector	of Net Assets

Communications Equipment	0.45%
Computers & Peripherals	0.34%
Construction & Engineering	0.65%
Construction Materials	0.58%
Consumer Finance	0.06%
Containers & Packaging	0.17%
Distributor	0.10%
Diversified Consumer Services	0.03%
Diversified Financial Services	1.25%
Diversified Telecommunication Services	2.81%
Electric Utilities	1.61%
Electrical Equipment	1.25%
Electronic Equipment, Instruments & Components	1.12%
Energy Equipment & Services	0.71%
Food & Staples Retailing	2.06%
Food Products	4.00%
Gas Utilities	0.53%
Health Care Equipment & Supplies	0.68%
Health Care Providers & Services	0.43%
Health Care Technology	0.01%
Hotels, Restaurants & Leisure	1.15%
Household Durables	0.76%
Household Products	0.65%
Independent Power Producers & Energy Traders	0.06%
Industrial Conglomerates	1.31%
Insurance	4.93%
Internet & Catalog Retail	0.08%
Internet Software & Services	0.11%
IT Services	0.32%
Leisure Equipment & Products	0.22%
Life Sciences Tools & Services	0.07%
Machinery	2.71%
Marine	0.25%
Media	1.31%
Metals & Mining	3.39%
Multiline Retail	0.47%
Multi-Utilities	1.34%
Office Electronics	0.44%
Oil, Gas & Consumable Fuels	6.02%
Paper & Forest Products	0.10%
Personal Products	0.62%
Pharmaceuticals	8.50%
Professional Services	0.60%
Real Estate Investment Trusts	1.61%
Real Estate Management & Development	2.01%
Road & Rail	1.05%
Semiconductors & Semiconductor Equipment	0.68%
Software	0.91%
Specialty Retail	0.89%
Textiles, Apparel & Luxury Goods	1.41%
Tobacco	1.54%

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited) (continued)

Sector	Percentage of Net Assets

Trading Companies & Distributors	1.13%
Transportation Infrastructure	0.37%
Water Utilities	0.12%
Wireless Telecommunication Services	2.19%

Total	96.65%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Nestle	1.81%
HSBC Holdings	1.64%
Roche Holding	1.50%
Toyota Motor	1.43%
Novartis	1.40%
Vodafone Group	1.20%
BP	1.14%
Sanofi	1.06%
GlaxoSmithKline	1.06%
Royal Dutch Shell Class A	1.06%

Total	13.30%

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.04%
Australia–7.65%
AGL Energy	59,338	$786,052
ALS	48,310	423,402
†Alumina	289,134	260,547
Amcor	146,476	1,358,796
AMP	345,815	1,344,568
APA Group	92,242	505,482
Asciano	113,925	523,206
ASX	25,275	764,672
†=ASX	2,018	61,053
Aurizon Holdings	222,088	845,217
Australia & New Zealand Banking
Group.	325,094	8,500,041
Bendigo & Adelaide Bank	44,675	411,570
BHP Billiton	385,082	11,051,408
Boral	89,095	343,151
Brambles	187,518	1,602,285
Caltex Australia	18,644	307,869
CFS Retail Property Trust Group	285,527	522,429
Coca-Cola Amatil	71,532	831,756
Cochlear	5,479	309,319
Commonwealth Bank of Australia	192,887	12,207,687
Computer share	63,622	597,761
Crown	44,887	497,296
CSL	58,170	3,277,092
Dexus Property Group	636,019	622,592
Echo Entertainment Group	117,831	329,861
Federation Centres	149,688	324,553
Flight Centre	4,646	167,168
†Fortescue Metals Group	163,956	455,985
Goodman Group	206,353	921,256
GPT Group	202,542	711,535
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	40,722	94,999
Iluka Resources	48,107	439,667
Incitec Pivot	175,267	458,581
Insurance Australia Group	252,670	1,257,484
Leighton Holdings	16,992	240,172
Lend Lease Group	57,314	437,821
Macquarie Group	37,686	1,443,553
Metcash	96,458	310,621
Mirvac Group	463,190	680,118
National Australia Bank	277,774	7,542,327
Newcrest Mining	91,738	828,355
Orica	44,598	842,530
Origin Energy	129,848	1,493,208
†Qantas Airways	92,082	113,726
QBE Insurance Group	140,719	1,942,638
Ramsay Health Care	14,983	490,855
Rio Tinto	50,826	2,435,109
Santos	114,777	1,315,697
Seek	36,752	304,957
Sonic Healthcare	47,576	644,604

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
SP AusNet	221,847	$238,474
Stockland	272,683	868,135
Suncorp Group	151,959	1,657,115
Sydney Airport	28,538	88,245
TABCORP Holdings	66,961	186,841
Tatts Group	160,325	464,954
Telstra	508,977	2,221,091
Toll Holdings	75,560	367,751
Transurban Group	159,529	986,589
Treasury Wine Estates	74,212	395,136
Wesfarmers	78,754	2,853,104
Wesfarmers PPS	37,283	1,375,931
Westfield Group	248,715	2,603,022
Westfield Retail Trust	382,899	1,085,915
Westpac Banking	367,324	9,705,018
Whitehaven Coal	33,690	70,889
Woodside Petroleum	76,800	2,459,819
Woolworths	148,288	4,451,046
WorleyParsons	21,427	382,053

		106,643,759

Austria–0.26%
Andritz	7,644	392,286
Erste Group Bank	27,174	725,311
†=IMMOEAST	13,053	0
IMMOFINANZ	112,852	421,601
OMV	18,414	831,742
Raiffeisen Bank International	7,922	230,990
Telekom Austria	27,172	172,039
Verbund	4,573	86,850
Vienna Insurance Group	5,870	272,668
Voestalpine	13,069	461,533

		3,595,020

Belgium–1.09%
Ageas	26,040	914,352
Anheuser-Busch InBev	95,127	8,468,516
†*=Anheuser-Busch InBev VVPR Strip	1,896	0
Belgacom	16,036	359,764
Colruyt	8,204	431,491
Delhaize Group	13,032	805,609
Groupe Bruxelles Lambert	10,198	767,413
†KBC Groep	29,059	1,082,016
Solvay Class A	7,331	960,956
Telenet Group Holding	4,465	204,934
UCB	11,960	644,295
Umicore	14,455	600,797

		15,240,143

☐China–0.04%
AAC Technologies Holdings	84,373	476,472

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Yangzijiang Shipbuilding Holdings	173,000	$113,268

		589,740

Denmark–1.08%
A.P. Moller-Maersk Class A	61	411,326
A.P. Moller-Maersk Class B	160	1,145,899
Carlsberg Class B	12,856	1,150,912
Coloplast Class B	14,158	793,837
†Danske Bank	80,467	1,376,140
DSV	21,239	517,785
Novo Nordisk Class B	48,277	7,523,338
Novozymes Class B	29,102	931,410
TDC	84,600	685,617
Tryg	2,515	207,288
†William Demant Holding	3,899	322,447

		15,065,999

Finland–0.74%
Elisa	13,527	264,298
Fortum	54,978	1,030,534
Kesko Class B	9,595	266,782
Kone Class B	18,457	1,466,755
Metso	16,203	550,909
Neste Oil	10,581	154,812
†Nokia	444,138	1,645,371
Nokian Renkaat	11,727	477,948
Orion Class B	10,513	246,600
Pohjola Bank Class A	20,044	294,570
Sampo Class A	50,109	1,952,893
Stora Enso Class R	64,113	429,798
UPM-Kymmene	57,958	568,093
Wartsila	22,372	973,536

		10,322,899

France–8.92%
Accor	20,157	709,354
Aeroports de Paris	4,250	413,313
Air Liquide	37,234	4,598,111
Alstom	24,169	791,553
Arkema	6,917	635,042
AtoS	6,419	476,437
AXA	213,796	4,200,912
BIC	3,961	397,015
BNP Paribas	117,943	6,444,271
Bouygues	24,060	614,164
Bureau Veritas	27,512	712,487
Cap Gemini	17,490	850,337
Carrefour	72,764	2,001,368
Casino Guichard Perrachon	7,043	659,812
Christian Dior	6,576	1,061,437
Cie de Saint-Gobain	47,666	1,929,656
†Cie Generale de Geophysique-Veritas	16,713	369,623

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Cie Generale d’Optique Essilor
International	23,618	$2,512,978
CNP Assurances	16,971	243,555
†Credit Agricole	120,935	1,039,451
Danone	68,960	5,175,863
Dassault Systemes	7,848	960,075
EADS	69,552	3,717,854
Edenred	23,281	712,165
EDF	31,664	735,106
Eurazeo	2,528	135,462
Eutelsat Communications	19,355	549,490
Fonciere Des Regions	4,115	308,748
France Telecom	217,325	2,056,059
GDF Suez	161,510	3,163,024
Gecina	2,100	232,299
Groupe Eurotunnel	58,764	447,026
ICADE	3,012	248,731
Iliad	2,429	525,338
Imerys	4,249	260,368
JCDecaux	10,481	285,892
Klepierre	10,706	421,982
Lafarge	22,217	1,366,175
Lagardere	12,589	350,684
Legrand	30,104	1,396,602
L’Oreal	29,221	4,802,168
LVMH Moet Hennessy Louis Vuitton	30,217	4,897,017
Michelin Class B	22,728	2,032,491
Natixis	100,408	420,335
Pernod-Ricard	24,703	2,739,361
PPR	9,040	1,837,475
Publicis Groupe	21,262	1,513,918
Remy Cointreau	2,948	312,826
Renault	23,079	1,553,168
Rexel	14,533	326,896
Safran	31,093	1,624,010
Sanofi	142,926	14,813,044
Schneider Electric	62,863	4,560,317
SCOR	17,207	528,041
Societe Generale	83,014	2,852,766
Sodexo	11,516	959,384
Suez Environnement	31,522	407,203
Technip	12,740	1,293,691
Thales	10,501	490,381
Total	255,171	12,457,514
Unibail-Rodamco	11,603	2,703,549
Vallourec	13,706	693,573
Veolia Environnement	39,017	443,942
Vinci	54,569	2,738,657
Vivendi	143,419	2,716,318
Wendel	4,409	454,257

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Zodiac Aerospace	3,810	$504,379

		124,386,500

Germany–7.74%
Adidas	24,406	2,641,299
Allianz	54,020	7,893,177
Axel Springer	2,992	127,648
BASF	110,182	9,843,183
Bayer	99,192	10,578,656
Bayerische Motoren Werke	40,214	3,516,642
Beiersdorf	12,206	1,064,533
Brenntag	6,574	998,646
Celesio	6,726	146,212
†Commerzbank	120,405	1,049,785
Continental	13,056	1,743,687
Daimler	113,974	6,896,513
Deutsche Bank	121,220	5,073,804
Deutsche Boerse	23,458	1,544,169
†Deutsche Lufthansa	29,595	600,779
Deutsche Post	110,723	2,752,127
Deutsche Telekom	340,704	3,975,484
E.ON	218,616	3,588,459
Fraport	3,694	223,498
Fresenius	14,718	1,814,494
Fresenius Medical Care	25,061	1,778,872
GEA Group	20,584	729,606
Hannover Rueckversicherung	6,777	488,012
HeidelbergCement	16,870	1,134,657
Henkel	15,592	1,222,840
Hochtief	3,715	242,903
Hugo Boss	3,628	399,529
Infineon Technologies	134,968	1,129,673
K+S	21,564	797,324
Kabel Deutschland Holding	9,951	1,092,992
Lanxess	10,475	631,042
Linde	22,439	4,187,088
MAN	4,417	482,392
Merck	7,812	1,190,267
Metro	13,902	440,100
Muenchener Rueckversicherungs Class R	21,740	4,001,473
RWE	57,601	1,838,491
SAP	109,160	7,994,184
Siemens	93,816	9,482,640
Suedzucker	10,134	313,890
Telefonica Deutschland Holding	31,976	231,425
†ThyssenKrupp	47,495	933,237
United Internet	14,805	417,906
Volkswagen	3,733	727,672

		107,961,010

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Greece–0.04%
†Hellenic Telecommunications Organization	34,877	$272,396
OPAP	27,024	226,189

		498,585

■Hong Kong–2.87%
AIA Group	1,431,400	6,062,556
ASM Pacific Technology	34,000	374,585
Bank of East Asia	128,040	461,410
BOC Hong Kong Holdings	440,000	1,353,008
Cathay Pacific Airways	96,000	167,838
Cheung Kong Holdings	163,000	2,210,868
Cheung Kong Infrastructure Holdings	84,000	559,924
CLP Holdings	209,000	1,690,906
First Pacific	254,000	272,141
†Galaxy Entertainment Group	252,000	1,234,649
Hang Lung Properties	272,000	948,627
Hang Seng Bank	91,100	1,347,228
Henderson Land Development	121,299	724,100
HKT Trust	189,434	181,715
Hong Kong & China Gas	677,079	1,655,148
Hong Kong Exchanges & Clearing	129,577	1,956,339
Hopewell Holdings	52,000	173,310
Hutchison Whampoa	249,000	2,618,079
Hysan Development	76,850	333,417
Kerry Properties	81,031	317,603
Li & Fung	662,000	909,860
Link REIT	271,266	1,334,287
MGM China Holdings	135,995	362,955
MTR	184,339	679,740
New World Development	426,411	590,462
Noble Group	417,395	319,376
NWS Holdings	129,721	199,698
Orient Overseas International	17,000	109,811
PCCW	527,000	246,647
Power Assets Holdings	164,500	1,418,899
Sands China	287,868	1,356,564
Shangri-La Asia	158,166	273,261
Sino Land	307,169	432,473
SJM Holdings	228,591	555,853
Sun Hung Kai Properties	194,985	2,516,487
Swire Pacific Class A	82,500	998,801
Swire Properties	133,961	396,388
Wharf Holdings	179,000	1,504,735
Wheelock	104,000	521,606
Wing Hang Bank	384	3,448
Wynn Macau	159,553	432,000
Yue Yuen Industrial Holdings	66,000	171,041

		39,977,843

Ireland–0.80%
†Bank of Ireland	2,415,387	493,625

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Ireland (continued)
CRH	88,624	$1,793,877
†Elan	50,134	701,865
Experian	118,417	2,058,548
†=Irish Bank Resolution	3,965	0
James Hardie Industries CDI	46,430	398,854
Kerry Group Class A	18,732	1,033,858
Shire	65,927	2,090,596
WPP	147,576	2,518,310

		11,089,533

Israel–0.48%
†Bank Hapoalim	140,296	635,220
†Bank Leumi Le-Israel	128,415	427,156
Bezeq Israeli Telecommunication	234,136	312,816
Delek Group	567	147,299
†Israel	195	117,399
Israel Chemicals	58,403	576,869
†Mellanox Technologies	2,882	142,294
†Mizrahi Tefahot Bank	17,430	174,894
NICE Systems	5,301	192,652
Teva Pharmaceutical Industries	101,578	3,926,178

		6,652,777

Italy–1.83%
Assicurazioni Generali	136,408	2,382,886
Atlantia	41,483	676,600
†Banca Monte Dei Paschi Siena	504,275	128,001
Enel	766,646	2,405,043
Enel Green Power	206,447	428,628
ENI	301,917	6,201,625
Exor	9,662	285,750
†Fiat	94,873	663,175
Fiat Industrial	104,847	1,168,946
†Finmeccanica	45,288	226,845
Intesa Sanpaolo	1,376,886	2,206,312
Intesa Sanpaolo RSP	75,644	101,420
Luxottica Group	19,995	1,010,908
Mediobanca	70,939	369,365
Pirelli & C	26,637	308,420
Prysmian	24,564	458,841
Saipem	30,017	488,023
Snam	253,195	1,153,544
Telecom Italia	1,149,259	798,859
Telecom Italia RSP	607,016	337,395
Terna	192,550	800,050
UniCredit	530,337	2,483,842
Unione di Banche Italiane SCpA	112,614	407,812

		25,492,290

Japan–21.74%
ABC-Mart	1,500	58,542
†Acom	3,370	107,224
Advantest	13,900	228,770

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Aeon	67,400	$884,982
Aeon Financial Service	8,200	232,289
Aeon Mall	6,500	161,058
Air Water	13,000	183,148
Aisin Seiki	20,900	799,874
Ajinomoto	72,000	1,057,200
Alfresa Holdings	3,700	198,134
Amada	49,000	323,669
ANA Holdings	110,000	228,520
†Aozora Bank	120,000	375,151
Asahi Glass	124,000	807,826
Asahi Group Holdings	46,500	1,154,059
Asahi Kasei	142,000	939,411
Asics	21,000	332,705
Astellas Pharma	51,800	2,815,672
Bank of Kyoto	38,000	316,922
Bank of Yokohama	132,000	681,565
Benesse Holdings	10,300	371,344
Bridgestone	75,900	2,587,152
Brother Industries	30,200	340,192
Calbee	1,400	132,856
Canon	137,200	4,476,019
Casio Computer	22,900	201,841
Central Japan Railway	16,900	2,067,336
Chiba Bank	78,000	531,747
Chiyoda	14,000	164,764
Chubu Electric Power	72,200	1,023,731
Chugai Pharmaceutical	23,700	491,400
Chugoku Bank	21,000	294,796
Chugoku Electric Power	38,900	611,196
Citizen Holdings	25,900	144,701
Coca-Cola West Class C	3,600	63,897
†Cosmo Oil	57,000	105,194
Credit Saison	17,300	434,245
Dai Nippon Printing	71,000	649,425
Daicel	43,000	376,835
Daido Steel	24,000	121,743
Daihatsu Motor	21,000	398,144
Dai-ichi Life Insurance	1,010	1,458,572
Daiichi Sankyo	80,100	1,337,693
Daikin Industries	29,500	1,192,971
Dainippon Sumitomo Pharma	22,500	297,474
Daito Trust Construction	9,000	848,628
Daiwa House Industry	64,000	1,194,675
Daiwa Securities Group	196,000	1,646,511
Dena	11,000	216,095
Denso	56,800	2,672,166
Dentsu	22,500	778,288
Don Quijote	7,600	369,806
East Japan Railway	39,100	3,040,147
Eisai	31,800	1,297,207
Electric Power Development	13,600	425,171

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
FamilyMart	5,100	$217,557
FANUC	23,300	3,378,923
Fast Retailing	6,200	2,091,468
Fuji Electric	83,000	292,961
Fuji Heavy Industries	72,000	1,775,313
FUJIFILM Holdings	51,600	1,137,011
†Fujitsu	228,000	942,719
Fukuoka Financial Group	87,000	370,250
Furukawa Electric	52,000	120,613
†Gree	6,000	53,247
†GungHo Online Entertainment	400	435,660
Gunma Bank	32,000	176,846
Hachijuni Bank	58,000	339,250
Hakuhodo DY Holdings	2,140	149,990
Hamamatsu Photonics	9,000	325,383
Hankyu Hanshin Holdings	130,000	740,722
Hino Motors	34,000	499,234
Hirose Electric	3,500	461,678
Hiroshima Bank	42,000	179,165
Hisamitsu Pharmaceutical	7,100	360,871
Hitachi	578,000	3,713,050
Hitachi Chemical	9,400	147,219
Hitachi Construction Machinery	14,900	301,276
Hitachi High-Technologies	5,700	137,442
Hitachi Metals	15,000	168,818
†Hokkaido Electric Power	26,800	366,486
Hokuhoku Financial Group	135,000	276,372
Hokuriku Electric Power	23,600	370,803
Honda Motor	193,500	7,190,878
HOYA	48,800	1,008,382
Hulic	37,500	402,380
Ibiden	10,300	160,691
Idemitsu Kosan	1,800	138,503
IHI	146,000	553,610
Inpex	264	1,102,219
Isetan Mitsukoshi Holdings	38,900	516,653
Isuzu Motors	143,000	979,195
ITOCHU	176,500	2,038,045
ITOCHU Techno-Solutions	1,500	62,097
Iyo Bank	32,000	305,930
J Front Retailing	56,000	446,712
Japan Airlines	6,000	308,592
Japan Exchange Group	6,400	646,712
Japan Petroleum Exploration	2,700	109,596
Japan Prime Realty Investment	92	281,585
Japan Real Estate Investment	77	859,611
Japan Retail Fund Investment	282	589,254
Japan Steel Works	26,000	143,163
Japan Tobacco	133,000	4,701,140
JFE Holdings	61,900	1,358,978
JGC	26,000	936,063
Joyo Bank	77,000	421,652

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
JSR	20,100	$406,622
JTEKT	31,200	351,142
JX Holdings	268,610	1,302,959
Kajima	108,000	358,330
Kamigumi	20,000	161,154
Kaneka	27,000	178,348
†Kansai Electric Power	83,800	1,148,489
Kansai Paint	30,000	383,017
Kao	61,800	2,103,419
Kawasaki Heavy Industries	152,000	467,527
KDDI	62,500	3,252,319
Keikyu	50,000	429,609
Keio	61,000	419,544
Keisei Electric Railway	39,000	365,379
Keyence	5,344	1,705,704
Kikkoman	21,000	349,435
Kinden	16,000	137,475
Kintetsu	199,000	874,990
Kirin Holdings	103,000	1,614,179
†Kobe Steel	284,000	352,279
Koito Manufacturing	9,000	171,995
Komatsu	108,600	2,511,293
Konami	13,300	282,337
Konica Minolta Holdings	51,500	389,003
Kubota	128,000	1,869,141
Kuraray	46,000	645,744
Kurita Water Industries	16,000	339,008
Kyocera	19,800	2,016,741
Kyowa Hakko Kirin	31,000	350,766
†Kyushu Electric Power	47,500	716,620
Lawson	8,600	656,535
LIXIL Group	33,000	804,367
M3	54	121,331
Mabuchi Motor	2,700	144,312
Makita	13,900	751,351
Marubeni	197,000	1,317,174
Marui Group	20,900	208,452
Maruichi Steel Tube	3,600	91,960
†Mazda Motor	325,000	1,281,515
McDonald’s Holdings Japan	6,100	169,171
Medipal Holdings	14,100	191,109
MEIJI Holdings	6,934	333,204
Miraca Holdings	8,200	377,088
Mitsubishi	163,500	2,801,397
Mitsubishi Chemical Holdings	167,500	787,162
Mitsubishi Electric	226,000	2,117,326
Mitsubishi Estate	152,000	4,048,326
Mitsubishi Gas Chemical	49,000	360,236
Mitsubishi Heavy Industries	355,000	1,972,620
Mitsubishi Logistics	11,000	153,641
Mitsubishi Materials	128,000	450,504
†Mitsubishi Motors	517,000	709,076

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Tanabe Pharma	25,700	$333,043
Mitsubishi UFJ Financial Group	1,509,000	9,313,312
Mitsubishi UFJ Lease & Finance	69,900	331,313
Mitsui	202,500	2,544,524
Mitsui Chemicals	70,000	158,128
Mitsui Fudosan	102,000	3,000,545
†Mitsui OSK Lines	121,000	472,237
Mizuho Financial Group	2,727,820	5,666,911
MS&AD Insurance Group Holdings	60,054	1,527,392
Murata Manufacturing	23,900	1,819,736
Nabtesco	14,600	303,750
Namco Bandai Holdings	24,700	401,039
NEC	296,000	647,761
Nexon	8,500	93,778
NGK Insulators	30,000	372,126
NGK Spark Plug	21,000	420,593
NHK Spring	14,200	164,683
Nidec	13,000	907,221
Nikon	38,600	900,770
Nintendo	12,700	1,498,487
Nippon Building Fund	85	984,066
Nippon Electric Glass	31,000	150,998
Nippon Express	96,000	455,990
Nippon Meat Packers	25,000	382,463
Nippon Prologis REIT	38	330,718
Nippon Steel & Sumitomo Metal	891,220	2,408,703
Nippon Telegraph & Telephone	50,900	2,638,423
Nippon Yusen	219,000	580,849
Nishi-Nippon City Bank	56,000	146,269
Nissan Motor	303,100	3,071,959
Nisshin Seifun Group	26,500	317,487
Nissin Foods Holdings	8,500	344,166
Nitori Holdings	4,850	391,287
Nitto Denko	20,100	1,293,243
NKSJ Holdings	41,675	993,963
NOK	9,500	151,084
Nomura Holdings	441,800	3,256,916
Nomura Real Estate Holdings	14,700	325,250
Nomura Real Estate Office Fund	26	114,058
Nomura Research Institute	12,800	416,942
NSK	54,000	516,801
NTT Data	136	482,775
NTT DoCoMo	1,780	2,766,216
NTT Urban Development	138	169,508
Obayashi	75,000	389,522
Odakyu Electric Railway	77,000	751,674
Oji Holdings	101,000	407,422
†Olympus	22,500	684,122
Omron	25,100	747,229
Ono Pharmaceutical	10,900	739,784
Oracle Japan	3,800	157,695
Oriental Land	6,200	959,137

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
ORIX	136,700	$1,867,976
Osaka Gas	229,000	967,638
Otsuka	1,700	188,927
Otsuka Holdings	43,200	1,426,785
†Panasonic	259,000	2,081,716
Park24	8,200	148,768
Rakuten	88,200	1,043,350
Resona Holdings	227,600	1,108,620
Ricoh	77,000	916,297
Rinnai	4,600	327,511
Rohm	11,000	443,727
Sankyo	5,900	278,757
Sanrio	5,700	265,283
Santen Pharmaceutical	8,700	374,637
SBI Holdings	27,270	301,136
Secom	26,300	1,432,231
Sega Sammy Holdings	22,300	558,400
Sekisui Chemical	46,000	488,483
Sekisui House	67,000	968,919
Seven & I Holdings	91,800	3,355,940
Seven Bank	70,600	256,313
†Sharp	109,000	439,693
†Shikoku Electric Power	22,500	406,389
Shimadzu	21,000	169,000
Shimamura	2,800	340,258
Shimano	9,200	781,202
Shimizu	85,000	342,023
Shin-Etsu Chemical	50,000	3,317,870
Shinsei Bank	224,000	508,269
Shionogi	33,900	707,674
Shiseido	46,100	686,665
Shizuoka Bank	73,000	786,981
Showa Denko	227,000	299,889
Showa Shell Sekiyu	18,000	148,124
SMC	6,800	1,366,035
Softbank	112,800	6,586,446
Sojitz	110,200	183,370
Sony	117,600	2,464,429
Sony Financial Holdings	24,400	385,587
Stanley Electric	19,600	381,880
Sumco	10,800	118,826
Sumitomo	135,100	1,685,344
Sumitomo Chemical	158,000	497,136
Sumitomo Electric Industries	83,800	1,002,287
Sumitomo Heavy Industries	79,000	333,017
Sumitomo Metal Mining	67,000	747,297
Sumitomo Mitsui Financial Group	151,200	6,937,878
Sumitomo Mitsui Trust Holdings	411,460	1,921,198
Sumitomo Realty & Development	42,000	1,675,171
Sumitomo Rubber Industries	23,600	386,035
Suruga Bank	17,000	308,935
Suzuken	10,500	353,671

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Suzuki Motor	45,700	$1,054,013
Sysmex	8,000	523,598
T&D Holdings	71,000	955,163
Taiheiyo Cement	141,000	450,756
Taisei	123,000	445,311
Taisho Pharmaceutical Holdings	4,800	340,783
Taiyo Nippon Sanso	22,000	151,977
Takashimaya	33,000	334,459
Takeda Pharmaceutical	95,700	4,323,679
TDK	12,600	435,206
Teijin	135,000	296,793
Terumo	19,300	960,523
THK	16,500	346,939
Tobu Railway	128,000	659,621
Toho	17,100	352,140
Toho Gas	58,000	300,061
†Tohoku Electric Power	59,200	739,701
Tokio Marine Holdings	80,900	2,565,858
†Tokyo Electric Power	159,200	823,614
Tokyo Electron	20,700	1,047,943
Tokyo Gas	290,000	1,602,662
Tokyo Tatemono	47,000	391,509
Tokyu	139,000	909,752
Tokyu Land	50,000	458,854
TonenGeneral Sekiyu	39,000	377,965
Toppan Printing	61,000	423,850
Toray Industries	186,000	1,204,236
Toshiba	472,000	2,270,512
TOTO	38,000	386,668
Toyo Seikan Kaisha	22,000	338,786
Toyo Suisan Kaisha	11,000	366,075
Toyoda Gosei	6,100	149,547
Toyota Boshoku	3,100	44,706
Toyota Industries	21,100	863,917
Toyota Motor	329,900	19,928,409
Toyota Tsusho	27,000	696,238
Trend Micro	12,200	387,555
Tsumura	5,400	159,234
Ube Industries	84,000	155,869
Unicharm	12,400	701,533
United Urban Investment	263	355,671
USS	1,980	251,394
West Japan Railway	20,700	878,852
Yahoo Japan	1,794	884,697
Yakult Honsha	11,100	460,075
Yamada Denki	9,510	386,020
Yamaguchi Financial Group	17,000	167,497
Yamaha	13,200	151,355
Yamaha Motor	31,300	405,612
Yamato Holdings	46,000	970,008
Yamato Kogyo	3,200	97,943
Yamazaki Baking	10,000	117,487

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Yaskawa Electric	31,000	$377,340
Yokogawa Electric	31,000	371,087
Yokohama Rubber	24,000	241,307

		303,061,497

Luxembourg–0.30%
ArcelorMittal	122,840	1,370,990
Millicom International Cellular SDR	7,096	511,131
SES FDR	37,998	1,088,164
Tenaris	57,825	1,159,923

		4,130,208

Mexico–0.02%
Fresnillo	24,898	333,990

		333,990

Netherlands–4.39%
AEGON	216,261	1,446,664
Akzo Nobel	28,714	1,618,985
ASML Holding	42,840	3,380,464
Corio	9,731	387,162
†DE Master Blenders 1753	55,626	890,623
Delta Lloyd	25,666	514,338
Fugro CVA	8,329	451,563
Gemalto	9,889	895,412
Heineken	27,570	1,756,711
Heineken Holding	11,132	624,614
†ING Groep CVA	463,931	4,227,293
Koninklijke Ahold	118,917	1,770,072
Koninklijke Boskalis Westminster	9,840	358,837
Koninklijke DSM	18,961	1,235,558
Koninklijke KPN	411,791	856,037
Koninklijke Philips Electronics	114,714	3,127,575
Koninklijke Vopak	8,001	472,055
†QIAGEN	26,585	522,373
Randstad Holding	13,166	539,853
Reed Elsevier	83,973	1,399,138
Royal Dutch Shell Class A	460,665	14,713,133
Royal Dutch Shell Class B	313,645	10,380,013
TNT Express	51,122	383,435
Unilever CVA	194,367	7,654,743
Wolters Kluwer	38,625	817,272
Ziggo	19,467	779,211

		61,203,134

New Zealand–0.11%
Auckland International Airport	109,763	252,647
Contact Energy	39,663	157,383
Fletcher Building	72,453	473,354
Skycity Entertainment Group	71,397	241,250
Telecom New Zealand	254,767	444,250

		1,568,884

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway–0.75%
Aker Solutions	17,577	$239,173
DNB	119,085	1,724,321
Gjensidige Forsikring	20,232	297,618
Norsk Hydro	94,777	378,234
Orkla	96,153	787,714
Seadrill	42,988	1,735,373
Statoil	129,996	2,681,676
Telenor	82,959	1,644,429
Yara International	22,909	913,494

		10,402,032

Portugal–0.17%
†Banco Espirito Santo Class R	169,579	135,756
EDP	242,500	781,264
Galp Energia	30,787	455,858
Jeronimo Martins	32,739	689,959
Portugal Telecom	73,993	287,987

		2,350,824

Singapore–1.56%
Ascendas Real Estate Investment Trust	211,000	371,168
CapitaCommercial Trust	294,000	339,757
CapitaLand	278,000	675,428
CapitaMall Trust	269,000	423,330
CapitaMalls Asia	154,000	221,701
City Developments	50,000	422,024
ComfortDelGro	282,000	408,196
DBS Group Holdings	209,408	2,560,404
Genting Singapore	663,800	691,186
Global Logistic Properties	354,000	767,926
Golden Agri-Resources	737,480	325,778
Hutchison Port Holdings Trust	556,400	408,954
Jardine Cycle & Carriage	14,000	469,464
Keppel	171,815	1,409,542
Keppel Land	69,523	183,720
OCBC Bank	300,728	2,372,233
Olam International	201,532	260,718
Sembcorp Industries	104,000	406,090
SembCorp Marine	105,000	357,813
Singapore Airlines	70,000	559,912
Singapore Exchange	113,000	626,639
Singapore Press Holdings	180,000	592,096
Singapore Technologies Engineering	206,000	680,871
Singapore Telecommunications	928,000	2,759,770
StarHub	58,000	191,244
United Overseas Bank	148,544	2,327,115
UOL Group	57,000	302,154
Wilmar International	252,000	626,173

		21,741,406

Spain–2.69%
Abertis Infraestructuras	47,466	827,939
Acciona	1,760	92,900

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
ACS	18,527	$490,773
Amadeus IT Holding	43,566	1,392,511
Banco Bilbao Vizcaya Argentaria	657,396	5,515,195
Banco de Sabadell	355,272	589,634
†Banco Popular Espanol	144,433	442,759
Banco Santander	1,279,670	8,165,489
†Bankia	461,608	356,920
CaixaBank	155,389	477,559
Distribuidora Internacional de Alimentacion	79,494	601,203
Enagas	19,782	488,868
Ferrovial	50,729	810,897
Gas Natural SDG	38,234	770,925
Grifols	16,045	588,979
Iberdrola	548,235	2,894,514
Inditex	26,539	3,276,325
Mapfre	89,260	290,707
Red Electrica	13,593	747,572
Repsol YPF	97,676	2,061,018
†Telefonica	486,252	6,231,434
Zardoya Otis	22,864	324,109

		37,438,230

Sweden–3.02%
Alfa Laval	40,739	832,171
Assa Abloy Class B	39,670	1,554,422
Atlas Copco Class A	78,946	1,906,894
Atlas Copco Class B	47,298	1,014,105
Boliden	27,594	342,104
Electrolux Class B	29,839	753,666
Elekta Class B	46,353	704,952
Ericsson LM Class B	368,557	4,173,629
Getinge Class B	25,713	781,337
Hennes & Mauritz Class B	115,185	3,785,201
Hexagon Class B	29,669	793,167
Husqvarna Class B	36,803	194,198
Industrivarden Class C	17,930	299,419
Investment Kinnevik Class B	27,092	694,382
Investor Class B	55,866	1,501,844
†Lundin Petroleum	26,027	516,128
Nordea Bank	319,537	3,573,253
Ratos Class B	15,278	118,568
Sandvik	130,302	1,558,141
Scania Class B	39,551	791,981
Securitas Class B	44,925	392,860
Skandinaviska Enskilda Banken Class A	185,076	1,768,844
Skanska Class B	47,028	780,428
SKF Class B	48,888	1,145,143
Svenska Cellulosa Class B	68,595	1,721,306
Svenska Handelsbanken Class A	58,025	2,329,011
Swedbank Class A	110,814	2,541,162

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Swedish Match	22,526	$799,696
Tele2 Class B	43,560	511,470
TeliaSonera	290,000	1,890,858
Volvo Class A	604	8,024
Volvo Class B	175,795	2,353,771

		42,132,135

Switzerland–9.47%
ABB	261,510	5,678,139
Actelion	13,802	831,393
Adecco	16,250	926,384
Aryzta	11,190	629,038
Baloise Holding	6,265	609,189
Banque Cantonale Vaudoise	421	209,029
Barry Callebaut	285	260,983
Cie Financiere Richemont Class A	62,092	5,492,046
Coca-Cola HBC	15,783	361,382
Coca-Cola HBC	3,743	87,611
Credit Suisse Group	178,398	4,730,965
EMS-Chemie Holding	1,211	358,326
Geberit	4,483	1,111,970
Givaudan	1,014	1,308,560
Glencore International	1,188,352	4,918,743
Holcim	26,884	1,874,139
Julius Baer Group	26,295	1,026,914
Kuehne & Nagel International Class R	6,758	741,906
Lindt & Spruengli Class R	12	522,888
Lindt & Spruengli PC	97	364,340
Lonza Group	6,912	520,632
Nestle	385,420	25,277,122
Novartis	275,141	19,544,740
Pargesa Holding Bearer Shares	3,740	249,637
Partners Group Holding	1,979	535,813
Roche Holding	84,024	20,903,705
Schindler Holding	2,390	323,862
Schindler Holding PC	6,002	836,188
SGS	651	1,398,347
Sika Bearer Shares	279	722,458
Sonova Holding	6,365	675,178
STMicroelectronics	80,409	724,410
Sulzer	2,887	461,810
Swatch Group	3,618	1,980,210
Swatch Group Bearer Shares	5,191	489,095
Swiss Life Holding	4,088	664,744
Swiss Prime Site	6,154	452,462
Swiss Re	40,951	3,047,698
Swisscom	2,897	1,268,473
Syngenta	11,276	4,412,036
Transocean	43,590	2,097,821
UBS	431,974	7,353,527
Wolseley	32,475	1,498,036

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Zurich Insurance Group	17,686	$4,587,201

		132,069,150

United Kingdom–18.28%
3i Group	104,341	535,745
Aberdeen Asset Management	110,986	646,161
Admiral Group	23,465	473,579
Aggreko	30,421	759,709
AMEC	32,415	495,465
Anglo American	169,223	3,258,320
Antofagasta	50,526	610,918
ARM Holdings	160,961	1,946,204
Associated British Foods	42,844	1,130,551
AstraZeneca	148,000	7,011,653
Aviva	347,887	1,796,828
Babcock International Group	45,638	765,602
BAE Systems	380,684	2,217,502
Barclays	1,449,943	6,140,430
BG Group	403,579	6,865,390
BHP Billiton	250,489	6,407,894
BP	2,294,161	15,884,535
British American Tobacco	231,318	11,847,254
British Land	117,524	1,012,575
British Sky Broadcasting Group	126,429	1,522,904
BT Group	953,479	4,483,852
Bunzl	38,010	739,960
Burberry Group	55,017	1,130,454
Capita	73,218	1,075,711
Capital Shopping Centres Group	78,690	374,118
Carnival	22,973	800,118
Centrica	631,475	3,459,398
Cobham	125,153	498,895
Compass Group	214,111	2,735,388
Croda International	17,676	665,903
Diageo	297,126	8,495,700
Direct Line Insurance Group	94,473	334,784
easyJet	18,156	357,870
†Evraz	26,374	38,748
G4S	160,888	563,776
GKN	203,243	931,355
GlaxoSmithKline	587,501	14,725,379
Hammerson	89,391	662,508
Hargreaves Lansdown	29,037	392,162
HSBC Holdings	2,209,717	22,920,373
ICAP	76,850	424,863
IMI	40,571	765,135
Imperial Tobacco Group	118,792	4,119,293
Inmarsat	50,524	517,531
InterContinental Hotels Group	32,902	904,735
†International Consolidated Airlines
Group	63,368	254,337

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
†International Consolidated Airlines Group (London Stock Exchange)	60,078	$241,336
Intertek Group	19,628	872,581
Invensys	77,386	485,613
Investec	62,865	395,544
ITV	456,813	973,368
Johnson Matthey	23,143	925,008
Kingfisher	287,619	1,500,418
Land Securities Group	98,112	1,319,092
Legal & General Group	707,626	1,844,655
†Lloyds Banking Group	5,443,300	5,228,836
London Stock Exchange Group	23,877	485,525
Marks & Spencer Group	196,204	1,285,238
Meggitt	86,707	682,441
Melrose	131,596	498,960
National Grid	436,508	4,952,582
Next	20,194	1,399,901
Old Mutual	586,342	1,611,424
Pearson	98,140	1,747,848
Persimmon	34,689	623,078
Petrofac	33,351	607,668
Prudential	304,429	4,977,315
Randgold Resources	9,458	587,614
Reckitt Benckiser Group	76,939	5,438,928
Reed Elsevier	142,391	1,617,722
Resolution	164,153	711,532
Rexam	98,507	715,387
Rio Tinto	150,887	6,157,057
Rolls-Royce Holdings	227,890	3,930,420
†Royal Bank of Scotland Group	258,492	1,075,239
RSA Insurance Group	448,119	811,038
SABMiller	113,948	5,463,393
Sage Group	120,254	622,206
Sainsbury (J.)	133,481	721,299
Schroders	14,154	469,930
Segro	102,978	437,281
Serco Group	52,818	495,240
Severn Trent	29,342	742,581
Smith & Nephew	110,084	1,230,587
Smiths Group	44,491	885,076
SSE	111,797	2,589,588
Standard Chartered	286,532	6,218,674
Standard Life	279,062	1,467,239
Subsea 7	30,661	537,602
Tate & Lyle	60,203	754,935
TESCO	959,162	4,834,428
Travis Perkins	28,048	621,103
TUI Travel	41,949	227,703
Tullow Oil	107,520	1,636,907
Unilever	152,451	6,172,186
United Utilities Group	83,615	869,843
Vedanta Resources	10,630	164,905

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vodafone Group	5,856,827	$16,733,017
Weir Group	25,985	850,088
Whitbread	20,295	943,285
William Hill	98,801	662,525
WM Morrison Supermarkets	280,053	1,115,084

		254,871,638

Total Common Stock (Cost $1,214,863,672)		1,338,819,226

ΔPREFERRED STOCK–0.60%
Germany–0.60%
Bayerische Motoren Werke 2.52%	6,541	447,262
Fuchs Petrolub 1.30%	4,064	323,490
Henkel 0.95%	21,286	2,001,902
Porsche Automobil Holding 2.01%	18,305	1,417,267
†ProSiebenSat.1 Media 5.02%	13,732	590,231
RWE 2.00%	2,960	91,510
Volkswagen 3.56%	17,561	3,555,741

Total Preferred Stock (Cost $6,565,246)		8,427,403

ΔRIGHTS–0.01%
France–0.00%
Groupe Fnac	9,040	23,570

Hong Kong–0.00%
†First Pacific	31,750	860

Spain–0.01%
†Repsol	97,676	54,418

Total Rights (Cost $30,071)		78,848

MONEY MARKET FUND–2.13%
Dreyfus Treasury & Agency Cash Management Fund	29,672,476	29,672,476

Total Money Market Fund (Cost $29,672,476)		29,672,476

LVIP SSgA International Index Fund–13

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.78% (Cost $1,251,131,465)	$1,376,997,953
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.22%	17,067,069

NET ASSETS APPLICABLE TO 170,257,268 SHARES OUTSTANDING–100.00%	$1,394,065,022

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND STANDARD CLASS ($1,111,275,620 / 135,695,873 Shares)	$8.189

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND SERVICE CLASS ($282,789,402 / 34,561,395 Shares)	$8.182

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$1,289,171,035
Undistributed net investment income	24,940,470
Accumulated net realized loss	(44,673,163)
Net unrealized appreciation of investments and derivatives	124,626,680

Total net assets	$1,394,065,022

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $2,486,000 cash as collateral for futures contracts, $121,426 payable for securities purchased and $442,305 for fund shares redeemed as of June 30, 2013.

*	If dividend payments are received, the tax witholding rate is at a reduced amount of 15%, rather than 25%.

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $61,053, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
565 E-mini MSCI EAFE Index	$47,327,509	$46,321,525	9/21/13	$(1,005,984)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

PPS–Partially Protected Shares

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–14

LVIP SSgA International Index Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$26,533,321
Foreign tax withheld	(2,166,187)

24,367,134

EXPENSES:
Management fees	2,404,821
Distribution fees-Service Class	297,255
Accounting and administration expenses	228,517
Index fees	207,511
Custodian fees	112,577
Pricing fees	66,357
Professional fees	33,009
Reports and statements to shareholders	32,373
Trustees’ fees	12,693
Other	9,000

3,404,113
Less management fees waived	(251,013)

Total operating expenses	3,153,100

NET INVESTMENT INCOME	21,214,034

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(4,555,436)
Foreign currencies	792,448
Foreign currency exchange contracts	(598,077)
Futures contracts	1,705,577

Net realized loss	(2,655,488)

Net change in unrealized appreciation (depreciation) of:
Investments	1,490,249
Foreign currencies	(233,864)
Futures contracts	(1,842,078)

Net change in unrealized appreciation (depreciation)	(585,693)

NET REALIZED AND UNREALIZED LOSS	(3,241,181)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,972,853

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,214,034	$22,726,716
Net realized loss	(2,655,488)	(16,199,425)
Net change in unrealized appreciation (depreciation)	(585,693)	135,665,856

Net increase in net assets resulting from operations	17,972,853	142,193,147

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(14,098,875)
Service Class	—	(3,478,823)

	—	(17,577,698)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	339,269,395	457,530,567
Service Class	90,856,046	26,045,804
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	14,098,875
Service Class	—	3,478,823

	430,125,441	501,154,069

Cost of shares redeemed:
Standard Class	(45,921,995)	(259,353,311)
Service Class	(26,703,251)	(58,639,102)

	(72,625,246)	(317,992,413)

Increase in net assets derived from capital share transactions	357,500,195	183,161,656

NET INCREASE IN NET ASSETS	375,473,048	307,777,105
NET ASSETS:
Beginning of period	1,018,591,974	710,814,869

End of period	$1,394,065,022	$1,018,591,974

Undistributed net investment income	$24,940,470	$3,726,436

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–15

LVIP SSgA International Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Standard Class
	Six Months Ended 6/30/13[1]		Year Ended			5/1/08[2] to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$7.942	$6.851	$7.932	$7.511	$5.959	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.148	0.206	0.201	0.163	0.157	0.116
Net realized and unrealized gain (loss)	0.099	1.031	(1.180)	0.364	1.502	(4.098)

Total from investment operations	0.247	1.237	(0.979)	0.527	1.659	(3.982)

Less dividends and distributions from:
Net investment income	—	(0.146)	(0.102)	(0.106)	(0.107)	(0.059)

Total dividends and distributions	—	(0.146)	(0.102)	(0.106)	(0.107)	(0.059)

Net asset value, end of period	$8.189	$7.942	$6.851	$7.932	$7.511	$5.959

Total return[4]	3.11%	18.13%	(12.38% )	7.05%	27.85%	(39.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,111,276	$800,954	$497,414	$187,470	$111,877	$26,176
Ratio of expenses to average net assets	0.47%	0.50%	0.54%	0.54%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.52%	0.54%	0.58%	0.64%	0.73%	1.58%
Ratio of net investment income to average net assets	3.58%	2.80%	2.71%	2.22%	2.37%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.53%	2.76%	2.67%	2.12%	2.09%	1.40%
Portfolio turnover	1%	11%	19%	4%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–16

LVIP SSgA International Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Service Class
	Six Months Ended 6/30/13[1]		Year Ended			5/1/08[2] to
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$7.944	$6.855	$7.934	$7.514	$5.964	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.137	0.187	0.189	0.145	0.141	0.104
Net realized and unrealized gain (loss)	0.101	1.030	(1.186)	0.362	1.499	(4.094)

Total from investment operations	0.238	1.217	(0.997)	0.507	1.640	(3.990)

Less dividends and distributions from:
Net investment income	—	(0.128)	(0.082)	(0.087)	(0.090)	(0.046)

Total dividends and distributions	—	(0.128)	(0.082)	(0.087)	(0.090)	(0.046)

Net asset value, end of period	$8.182	$7.944	$6.855	$7.934	$7.514	$5.964

Total return[4]	3.00%	17.82%	(12.59% )	6.78%	27.53%	(39.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$282,789	$217,638	$213,401	$222,194	$113,217	$34,891
Ratio of expenses to average net assets	0.72%	0.75%	0.79%	0.79%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.79%	0.83%	0.89%	0.98%	1.83%
Ratio of net investment income to average net assets	3.33%	2.55%	2.46%	1.97%	2.12%	2.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.28%	2.51%	2.42%	1.87%	1.84%	1.15%
Portfolio turnover	1%	11%	19%	4%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–17

LVIP SSgA International Index Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA International Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased

LVIP SSgA International Index Fund–18

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund.

LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% of the first $500 million of average daily net assets of the Fund; and 0.05% of the average daily net assets of the Fund in excess of $500 million. This agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $27,220 and $4,061, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$410,191
Distribution fees payable to LFD	59,953

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $394,149,591 and sales of $13,672,202 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes was $1,278,813,438. At June 30, 2013, net unrealized appreciation was $98,184,515 of which $222,927,922 related to unrealized appreciation of investments and $124,743,407 related to unrealized depreciation of investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in futures years, will expire as follows: $56,183 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules , including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

LVIP SSgA International Index Fund–19

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Tax Character
Short-Term	Long-Term
$2,741,684	$12,696,844

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,338,758,173	$—	$61,053	$1,338,819,226
Other	8,505,391	—	860	8,506,251
Money Market Fund	29,672,476	—	—	29,672,476

Total	$1,376,936,040	$—	$61,913	$1,376,997,953

Futures Contracts	$(1,005,984)	$—	$—	$(1,005,984)

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer ocurred.

LVIP SSgA International Index Fund–20

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	40,373,382	62,076,846
Service Class	10,388,390	3,647,523
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,835,313
Service Class	—	452,618

	50,761,772	68,012,300

Shares redeemed:
Standard Class	(5,533,351)	(35,661,223)
Service Class	(3,222,304)	(7,837,431)

	(8,755,655)	(43,498,654)

Net increase	42,006,117	24,513,646

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2013.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSgA International Index Fund–21

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$1,005,984

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,705,577	$(1,842,078)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 4,031,929	$—
Futures contracts (average notional value)	38,998,688	—

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA International Index Fund–22

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International Index Fund–23

LVIP SSgA Large Cap RPM Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA Large Cap RPM Fund

LVIP SSgA Large Cap RPM Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period May 1, 2013* to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013* to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13
Actual*
Standard Class Shares	$1,000.00	$1,014.30	0.25%	$0.42
Service Class Shares	1,000.00	1,013.90	0.50%	0.84
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*

The Fund commenced operations on May 1, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Large Cap RPM Fund–1

LVIP SSgA Large Cap RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Company	92.46%

Equity Fund	92.46%

Unaffiliated Investment Company	7.14%

Money Market Fund	7.14%

Total Value of Securities	99.60%

Receivables and Other Assets Net of Liabilities	0.40%

Total Net Assets	100.00%

LVIP SSgA Large Cap RPM Fund–2

LVIP SSgA Large Cap RPM Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.46%
Equity Fund–92.46%
*Lincoln Variable Insurance Products Trust– LVIP SSgA S&P 500 Index Fund	261,159	$3,024,220

Total Affiliated Investment Company (Cost $3,020,479)		3,024,220

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–7.14%
Money Market Fund–7.14%
Dreyfus Treasury & Agency Cash Management Fund	233,473	$233,473

Total Unaffiliated Investment Company (Cost $233,473)		233,473

TOTAL VALUE OF SECURITIES–99.60% (Cost $3,253,952)	3,257,693
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	13,019

NET ASSETS APPLICABLE TO 322,583 SHARES OUTSTANDING–100.00%	$3,270,712

*	Standard Class shares.

«	Includes $38,500 cash pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11) E-mini S&P 500 Index	$(877,244)	$(879,615)	9/21/13	$(2,371)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap RPM Fund–3

LVIP SSgA Large Cap RPM Fund

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$3,024,220
Investments in unaffiliated investment company, at value	233,473
Cash	2
Cash collateral	38,500
Receivables for fund shares sold	23,191
Expense reimbursement receivable from LIAC	6,235
Variation margin receivable on futures contracts	4,015

TOTAL ASSETS	3,329,636

LIABILITIES:
Payable for investment company shares purchased	52,890
Accrued expenses payable	5,140
Due to manager and affiliates	740
Payable for fund shares redeemed	154

TOTAL LIABILITIES	58,924

TOTAL NET ASSETS	$3,270,712

Investments in affiliated investment company, at cost	$3,020,479
Investments in unaffiliated investment company, at cost	$233,473

Standard Class :
Net Assets	$101,433
Shares Outstanding	10,000
Net Asset Value	$10.143

Service Class :
Net Assets	$3,169,279
Shares Outstanding	312,583
Net Asset Value	$10.139

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$3,276,260
Accumulated net investment loss	(1,240)
Accumulated net realized loss on investments	(5,678)
Net unrealized appreciation of investments and derivatives	1,370

Total net assets	$3,270,712

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap RPM Fund–4

LVIP SSgA Large Cap RPM Fund

Statement of Operations

May 1, 2013* to June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$2

EXPENSES:
Accounting and administration expenses	7,877
Professional fees	4,311
Management fees	1,799
Distribution fees-Service Class	600
Reports and statements to shareholders	459
Custodian fees	273
Trustees’ fees	1

15,320
Less management fees waived	(1,285)
Less expenses reimbursed	(12,793)

Total operating expenses	1,242

NET INVESTMENT LOSS	(1,240)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss from:
Foreign currencies	(2)
Futures contracts	(5,676)

Net realized loss	(5,678)

Net unrealized appreciation (depreciation) of:
Investments	3,741
Futures contracts	(2,371)

Net unrealized appreciation (depreciation)	1,370

NET REALIZED AND UNREALIZED LOSS	(4,308)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,548)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap RPM Fund

Statement of Changes in Net Assets

5/1/13* to 6/30/13 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,240)
Net realized loss	(5,678)
Net unrealized appreciation (depreciation)	1,370

Net decrease in net assets resulting from operations	(5,548)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,000
Service Class	3,178,151

3,278,151

Cost of shares redeemed:
Service Class	(1,891)

(1,891)

Increase in net assets derived from capital share transactions	3,276,260

NET INCREASE IN NET ASSETS	3,270,712
NET ASSETS:
Beginning of period	—

End of period	$3,270,712

Accumulated net investment loss	$(1,240)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap RPM Fund–5

LVIP SSgA Large Cap RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA Large Cap RPM Fund
	Standard Class 5/1/13[1] to 6/30/13 (Unaudited)		Service Class 5/1/13[1] to 6/30/13 (Unaudited)

Net asset value, beginning of period	$10.000		$10.000
Income (loss) from investment operations:
Net investment loss[2]	(0.004)		(0.008)
Net realized and unrealized gain	0.147		0.147

Total from investment operations	0.143		0.139

Net asset value, end of period	$10.143		$10.139

Total return[3]	1.43%		1.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102		$3,169
Ratio of expenses to average net assets[4]	0.25%		0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	5.59%		5.84%
Ratio of net investment loss to average net assets	(0.25%	)	(0.50%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(5.59%	)	(5.84%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap RPM Fund–6

LVIP SSgA Large Cap RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Large Cap RPM Fund ( Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a Fund of Funds structure and invests substantially all its assets in another open-end investment company (mutual fund), the LVIP S&P 500 Index Fund (Underlying Fund). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Underlying Fund, which is advised by an unaffiliated advisor, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA Large Cap RPM Fund–7

LVIP SSgA Large Cap RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees.

There were no earnings credits for the period May 1, 2013* through June 30, 2013.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Fund (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.50% of average daily net asset of the Fund. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of average daily net assets for the Standard Class (and 0.50% for the Service Class). The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2013* through June 30, 2013, fees for the administrative and legal services amounted to $4 and $0, respectively.

Lincoln Life also performs daily trading operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $11 for the period May 1, 2013* to June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$6,235
Management fees payable to LIAC	333
Distribution fees payable to LFD	395
Trading operation fees payable to Lincoln Life	12

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2013, Lincoln Life directly owned 100% of the Standard Class shares and 29% of the Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 1, 2013* through June 30, 2013, the Fund made purchases of $3,020,479 and sales of $0 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $3,253,952. At June 30, 2013, net unrealized appreciation was $3,741, all of which related to unrealized appreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

LVIP SSgA Large Cap RPM Fund–8

LVIP SSgA Large Cap RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$3,257,693

Futures Contracts	$(2,371)

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/13* to 6/30/13
Shares sold:
Standard Class	10,000
Service Class	312,768

322,768

Shares redeemed:
Service Class	(185)

(185)

Net increase	322,583

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the

LVIP SSgA Large Cap RPM Fund–9

LVIP SSgA Large Cap RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$—	Variation margin receivable on futures contracts*	$(2,371)

*Includes cumulative appreciation (depreciation) of futures contracts on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period May 1, 2013* through June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(5,676)	$(2,371)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2013* through June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2013* through June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$—	$82,394

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Large Cap RPM Fund–10

LVIP SSgA Large Cap RPM Fund

Other Fund Information (unaudited)

Approval of Investment Management Agreement

On December 3 and 4, 2012, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the organization and offering of the LVIP SSgA Large Cap RPM Fund (the “Fund”), a new series of Lincoln Variable Insurance Products Trust (“LVIP”), including a new investment management agreement (the “Advisory Agreement”) between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. Under normal market conditions, the Fund would invest approximately 80-100% of its assets into one underlying fund, the LVIP SSgA S&P 500 Index Fund, an existing LVIP fund. The remaining 0-20% would be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s exposure to equity market risks.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee and officers and employees of LNL and LIAC to consider the approval of the Advisory Agreement. In considering the approval of the agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of each New Fund to approve the Advisory Agreement and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement.

Approval of Investment Management Agreement with LIAC

In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters. The Independent Trustees considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of the Trust and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

With respect to performance, the Board considered that the Fund had not commenced operations. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs LIAC would incur in providing services to the Fund, and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other Lincoln funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to funds. The Board also considered that the Lincoln organization may benefit from economies of scale when it bargains together with other Lincoln accounts for certain services from sub-advisers and other entities.

The Board considered management’s representation that the proposed investment advisory fees were set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the investment advisory fee to 0.20% for the Fund and implement an expense limitation of 0.25% for the Fund for a period of time. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

LVIP SSgA Large Cap RPM Fund–11

LVIP SSgA Large Cap RPM Fund

Other Fund Information (unaudited) (continued)

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Large Cap RPM Fund–12

LVIP SSgA S&P 500 Index Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA S&P 500 Index Fund

LVIP SSgA S&P 500 Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,136.40	0.23%	$1.22
Service Class Shares	1,000.00	1,135.00	0.48%	2.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
Service Class Shares	1,000.00	1,022.41	0.48%	2.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	96.34%
Aerospace & Defense	2.45%
Air Freight & Logistics	0.72%
Airlines	0.06%
Auto Components	0.35%
Automobiles	0.66%
Beverages	2.31%
Biotechnology	1.94%
Building Products	0.05%
Capital Markets	2.05%
Chemicals	2.31%
Commercial Banks	2.84%
Commercial Services & Supplies	0.52%
Communications Equipment	1.86%
Computers & Peripherals	3.67%
Construction & Engineering	0.15%
Construction Materials	0.04%
Consumer Finance	0.96%
Containers & Packaging	0.17%
Distributor	0.08%
Diversified Consumer Services	0.05%
Diversified Financial Services	3.83%
Diversified Telecommunication Services	2.47%
Electric Utilities	1.80%
Electrical Equipment	0.63%
Electronic Equipment, Instruments & Components	0.43%
Energy Equipment & Services	1.72%
Food & Staples Retailing	2.29%
Food Products	1.60%
Gas Utilities	0.09%
Health Care Equipment & Supplies	2.07%
Health Care Providers & Services	1.96%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	1.73%
Household Durables	0.32%
Household Products	2.09%
Independent Power Producers & Energy Traders	0.11%
Industrial Conglomerates	2.33%
Insurance	4.24%
Internet & Catalog Retail	1.13%
Internet Software & Services	2.27%
IT Services	3.50%
Leisure Equipment & Products	0.14%
Life Sciences Tools & Services	0.47%
Machinery	1.68%

Security Type/Sector	Percentage of Net Assets
Media	3.56%
Metals & Mining	0.49%
Multiline Retail	0.79%
Multi-Utilities	1.17%
Office Electronics	0.07%
Oil, Gas & Consumable Fuels	8.42%
Paper & Forest Products	0.13%
Personal Products	0.17%
Pharmaceuticals	5.74%
Professional Services	0.11%
Real Estate Investment Trusts	2.02%
Real Estate Management & Development	0.05%
Road & Rail	0.90%
Semiconductors & Semiconductor Equipment	2.00%
Software	3.36%
Specialty Retail	2.25%
Textiles, Apparel & Luxury Goods	0.71%
Thrift & Mortgage Finance	0.06%
Tobacco	1.65%
Trading Companies & Distributors	0.18%
Wireless Telecommunication Services	0.28%
Money Market Fund	3.30%
Short-Term Investment	0.19%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Exxon Mobil	2.70%
Apple	2.50%
Microsoft	1.75%
Johnson & Johnson	1.63%
General Electric	1.62%
Google Class A	1.60%
Chevron	1.55%
Procter & Gamble	1.43%
Berkshire Hathaway Class B	1.38%
Wells Fargo	1.37%
Total	17.53%

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–96.34%
Aerospace & Defense–2.45%
Boeing	220,687	$22,607,176
General Dynamics	106,754	8,362,041
Honeywell International	254,270	20,173,782
L-3 Communications Holdings	28,874	2,475,657
Lockheed Martin	86,010	9,328,645
Northrop Grumman	75,656	6,264,317
Precision Castparts	47,066	10,637,387
Raytheon	103,836	6,865,636
Rockwell Collins	43,596	2,764,422
Textron	87,222	2,272,133
United Technologies	273,359	25,405,985

		117,157,181

Air Freight & Logistics–0.72%
Expeditors International of Washington	65,902	2,504,935
FedEx	93,944	9,261,000
Robinson (C.H.) Worldwide	51,748	2,913,930
United Parcel Service Class B	229,734	19,867,396

		34,547,261

Airlines–0.06%
Southwest Airlines	232,435	2,996,087

		2,996,087

Auto Components–0.35%
†Borg Warner	36,929	3,181,433
Delphi Automotive	93,573	4,743,215
†Goodyear Tire & Rubber	78,837	1,205,418
Johnson Controls	218,481	7,819,435

		16,949,501

Automobiles–0.66%
Ford Motor	1,270,609	19,656,321
†General Motors	244,900	8,157,619
Harley-Davidson	72,188	3,957,346

		31,771,286

Beverages–2.31%
Beam	51,145	3,227,761
Brown-Forman Class B	48,362	3,266,853
Coca-Cola	1,237,886	49,651,607
Coca-Cola Enterprises	83,785	2,945,881
†Constellation Brands Class A	48,621	2,534,127
Dr Pepper Snapple Group	65,003	2,985,588
Molson Coors Brewing Class B	50,171	2,401,184
†Monster Beverage	46,009	2,795,967
PepsiCo	499,755	40,874,961

		110,683,929

Biotechnology–1.94%
†Alexion Pharmaceuticals	62,306	5,747,105
Amgen	242,403	23,915,480
†Biogen Idec	76,749	16,516,385

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Celgene	134,515	$15,726,149
†Gilead Sciences	492,970	25,244,994
†Regeneron Pharmaceuticals	24,354	5,476,728

		92,626,841

Building Products–0.05%
Masco	113,821	2,218,371

		2,218,371

Capital Markets–2.05%
Ameriprise Financial	64,928	5,251,377
Bank of New York Mellon	373,711	10,482,594
BlackRock	40,448	10,389,069
†E Trade Financial	91,643	1,160,200
Franklin Resources	44,132	6,002,835
Goldman Sachs Group	140,555	21,258,944
Invesco.	140,705	4,474,419
Legg Mason	36,847	1,142,625
Morgan Stanley	440,926	10,771,822
Northern Trust	69,436	4,020,344
Schwab (Charles)	350,810	7,447,696
ÞState Street	146,731	9,568,329
T. Rowe Price Group	82,710	6,050,237

		98,020,491

Chemicals–2.31%
Air Products & Chemicals	66,316	6,072,556
Airgas	21,951	2,095,442
CF Industries Holdings	20,432	3,504,088
Dow Chemical	386,890	12,446,251
duPont (E.I.) deNemours	300,103	15,755,408
Eastman Chemical	49,103	3,437,701
Ecolab	84,693	7,214,997
FMC	43,984	2,685,663
International Flavors & Fragrances	26,220	1,970,695
LyondellBasell Industries Class A	121,232	8,032,832
Monsanto	172,064	16,999,923
Mosaic	88,306	4,751,746
PPG Industries	45,578	6,673,075
Praxair	95,101	10,951,831
Sherwin-Williams	27,346	4,829,304
Sigma-Aldrich	38,442	3,089,199

		110,510,711

Commercial Banks–2.84%
BB&T	223,369	7,567,742
Comerica	60,295	2,401,550
Fifth Third Bancorp	279,387	5,042,935
Huntington Bancshares	270,420	2,130,910
KeyCorp	294,847	3,255,111
M&T Bank	39,011	4,359,479
PNC Financial Services Group	169,707	12,375,034
Regions Financial	451,108	4,299,059

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Commercial Banks (continued)
SunTrust Banks	172,076	$5,432,439
U.S. Bancorp	598,477	21,634,944
Wells Fargo	1,591,988	65,701,345
Zions Bancorp	59,142	1,708,021

		135,908,569

Commercial Services & Supplies–0.52%
ADT.	70,389	2,805,002
Avery Dennison	32,143	1,374,435
Cintas	33,708	1,535,062
Iron Mountain	53,759	1,430,528
Pitney Bowes	64,654	949,121
Republic Services	94,859	3,219,514
†Stericycle	27,527	3,039,807
Tyco International	148,761	4,901,675
Waste Management	139,561	5,628,495

		24,883,639

Communications Equipment–1.86%
Cisco Systems	1,727,308	41,990,857
†F5 Networks	25,196	1,733,485
Harris	36,258	1,785,707
†JDS Uniphase	75,530	1,086,121
†Juniper Networks	164,573	3,177,905
Motorola Solutions	88,142	5,088,438
QUALCOMM	558,479	34,111,897

		88,974,410

Computers & Peripherals–3.67%
Apple	302,358	119,757,957
Dell	466,119	6,222,689
EMC	675,972	15,966,459
Hewlett-Packard	627,198	15,554,510
†NetApp.	115,044	4,346,362
†SanDisk	77,217	4,717,959
Seagate Technology	101,946	4,570,239
Western Digital	69,111	4,291,102

		175,427,277

Construction & Engineering–0.15%
Fluor	51,856	3,075,579
†Jacobs Engineering Group	41,834	2,306,308
†Quanta Services	68,487	1,812,166

		7,194,053

Construction Materials–0.04%
Vulcan Materials	41,463	2,007,224

		2,007,224

Consumer Finance–0.96%
American Express	308,713	23,079,384
Capital One Financial	187,030	11,747,354
Discover Financial Services	158,114	7,532,551

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
SLM	144,746	$3,308,894

		45,668,183

Containers & Packaging–0.17%
Ball	47,978	1,993,006
Bemis	33,118	1,296,239
MeadWestvaco	56,435	1,924,998
†Owens-Illinois	52,682	1,464,033
Sealed Air	62,497	1,496,803

		8,175,079

Distributor–0.08%
Genuine Parts	49,411	3,857,517

		3,857,517

Diversified Consumer Services–0.05%
Block (H&R)	87,098	2,416,970

		2,416,970

Diversified Financial Services–3.83%
Bank of America	3,475,533	44,695,354
Citigroup	983,456	47,176,384
CME Group	97,911	7,439,278
†IntercontinentalExchange	23,150	4,115,144
JPMorgan Chase	1,221,589	64,487,683
Leucadia National	93,672	2,456,080
McGraw-Hill Financial	89,611	4,766,409
Moody’s	61,852	3,768,642
NASDAQ OMX Group	37,777	1,238,708
NYSE Euronext	77,610	3,213,054

		183,356,736

Diversified Telecommunication Services–2.47%
AT&T	1,738,785	61,552,989
CenturyLink	199,738	7,060,738
Frontier Communications	320,649	1,298,628
Verizon Communications	924,678	46,548,291
Windstream	189,692	1,462,525

		117,923,171

Electric Utilities–1.80%
American Electric Power	155,045	6,942,915
Duke Energy	226,329	15,277,208
Edison International	104,035	5,010,326
Entergy	56,886	3,963,816
Exelon	274,630	8,480,574
FirstEnergy	133,522	4,985,711
NextEra Energy	136,120	11,091,058
Northeast Utilities	100,381	4,218,010
Pepco Holdings	79,709	1,606,933
Pinnacle West Capital	35,083	1,946,054
PPL	191,407	5,791,976
Southern	279,106	12,316,948

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	160,726	$4,554,975

		86,186,504

Electrical Equipment–0.63%
Eaton	151,361	9,961,067
Emerson Electric	231,895	12,647,553
Rockwell Automation	44,659	3,712,949
Roper Industries	31,605	3,925,973

		30,247,542

Electronic Equipment, Instruments & Components–0.43%
Amphenol Class A	51,003	3,975,174
Corning	469,961	6,687,545
FLIR Systems	46,550	1,255,454
Jabil Circuit	59,087	1,204,193
Molex	44,490	1,305,337
TE Connectivity	134,115	6,107,597

		20,535,300

Energy Equipment & Services–1.72%
Baker Hughes	141,056	6,506,913
†Cameron International	79,150	4,840,814
Diamond Offshore Drilling	22,152	1,523,836
ENSCO Class A	74,212	4,313,201
†FMC Technologies	75,835	4,222,493
Halliburton	299,296	12,486,629
Helmerich & Payne	34,108	2,130,045
Nabors Industries	93,489	1,431,317
National Oilwell Varco	138,600	9,549,540
Noble	80,681	3,031,992
†Rowan Class A	39,898	1,359,325
Schlumberger	429,695	30,791,944

		82,188,049

Food & Staples Retailing–2.29%
Costco Wholesale	139,930	15,472,060
CVS Caremark	398,022	22,758,898
Kroger	165,473	5,715,437
Safeway	76,980	1,821,347
Sysco	191,818	6,552,503
Walgreen	276,203	12,208,173
Wal-Mart Stores	529,553	39,446,403
Whole Foods Market	110,104	5,668,154

		109,642,975

Food Products–1.60%
Archer-Daniels-Midland	210,239	7,129,204
Campbell Soup	57,158	2,560,107
ConAgra Foods	132,098	4,614,183
General Mills	207,682	10,078,807
Hershey	47,931	4,279,280
Hormel Foods	43,136	1,664,187
Kellogg	81,968	5,264,805

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Kraft Foods Group	190,355	$10,635,134
McCormick	42,336	2,978,761
Mead Johnson Nutrition	64,612	5,119,209
Mondelez International Class A	576,684	16,452,795
Smucker (J.M.)	34,233	3,531,134
Tyson Foods Class A	91,150	2,340,732

		76,648,338

Gas Utilities–0.09%
AGL Resources	37,883	1,623,665
ONEOK	65,413	2,702,211

		4,325,876

Health Care Equipment & Supplies–2.07%
Abbott Laboratories	504,484	17,596,402
Bard (C.R.)	24,428	2,654,835
Baxter International	175,378	12,148,434
Becton, Dickinson	61,952	6,122,716
†Boston Scientific	433,253	4,016,255
†CareFusion	71,535	2,636,065
Covidien	151,659	9,530,252
DENTSPLY International	45,875	1,879,040
†Edwards Lifesciences	36,644	2,462,477
†Intuitive Surgical	12,855	6,512,086
Medtronic	324,853	16,720,184
St. Jude Medical	90,260	4,118,564
Stryker	92,288	5,969,188
†Varian Medical Systems	35,032	2,362,908
Zimmer Holdings	54,063	4,051,481

		98,780,887

Health Care Providers & Services–1.96%
Aetna	121,412	7,714,518
AmerisourceBergen	73,447	4,100,531
Cardinal Health	108,793	5,135,030
CIGNA	91,253	6,614,930
†DaVita HealthCare Partners	26,903	3,249,882
†Express Scripts Holding	262,949	16,221,324
Humana	50,577	4,267,687
†Laboratory Corporation of America Holdings	29,727	2,975,673
McKesson	74,827	8,567,692
Patterson	26,824	1,008,582
Quest Diagnostics	50,459	3,059,329
†Tenet Healthcare	33,468	1,542,875
UnitedHealth Group	329,182	21,554,837
WellPoint	97,064	7,943,718

		93,956,608

Health Care Technology–0.09%
†Cerner	46,691	4,486,538

		4,486,538

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.73%
Carnival	141,834	$4,863,488
†Chipotle Mexican Grill	9,915	3,612,530
Darden Restaurants	41,330	2,086,338
International Game Technology	84,892	1,418,545
Marriott International Class A	77,762	3,139,252
McDonald’s	324,061	32,082,039
Starbucks	240,685	15,762,461
Starwood Hotels & Resorts Worldwide	61,816	3,906,153
Wyndham Worldwide	43,859	2,510,051
Wynn Resorts	25,420	3,253,760
Yum Brands	144,805	10,040,779

		82,675,396

Household Durables–0.32%
D.R.Horton	89,774	1,910,391
Garmin	35,224	1,273,700
Harman International Industries	21,806	1,181,885
Leggett & Platt	45,836	1,425,041
Lennar Class A	53,043	1,911,670
Newell Rubbermaid	91,986	2,414,633
†PulteGroup	109,241	2,072,302
Whirlpool	25,085	2,868,721

		15,058,343

Household Products–2.09%
Clorox	41,813	3,476,333
Colgate-Palmolive	282,462	16,182,248
Kimberly-Clark	124,534	12,097,233
Procter & Gamble	885,798	68,197,588

		99,953,402

Independent Power Producers & Energy Traders–0.11%
AES	198,815	2,383,792
NRG Energy	103,203	2,755,520

		5,139,312

Industrial Conglomerates–2.33%
3M	205,193	22,437,855
Danaher	186,218	11,787,599
General Electric	3,339,929	77,452,954

		111,678,408

Insurance–4.24%
ACE	109,024	9,755,468
AFLAC	150,278	8,734,157
Allstate	152,394	7,333,199
†American International Group	474,157	21,194,818
Aon	99,423	6,397,870
Assurant	25,316	1,288,838
†Berkshire Hathaway Class B	589,576	65,985,346
Chubb	83,257	7,047,705
Cincinnati Financial	47,175	2,165,333
†Genworth Financial	158,251	1,805,644

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	147,317	$4,555,042
ÞLincoln National	87,217	3,180,804
Loews	98,847	4,388,807
Marsh & McLennan	175,020	6,986,798
MetLife	351,290	16,075,030
Principal Financial Group	87,998	3,295,525
Progressive	177,321	4,507,500
Prudential Financial	149,312	10,904,255
Torchmark	30,053	1,957,652
Travelers	124,216	9,927,343
Unum Group	86,703	2,546,467
XL Group	94,178	2,855,477

		202,889,078

Internet & Catalog Retail–1.13%
†Amazon.com	117,704	32,685,224
Expedia	30,049	1,807,447
†Netflix	17,828	3,763,313
†priceline.com	16,628	13,753,518
†TripAdvisor	35,334	2,150,781

		54,160,283

Internet Software & Services–2.27%
†Akamai Technologies	56,818	2,417,606
†eBay	377,473	19,522,904
†Google Class A	86,810	76,424,920
†VeriSign	48,687	2,174,361
†Yahoo	311,331	7,817,521

		108,357,312

IT Services–3.50%
Accenture Class A	210,087	15,117,861
Automatic Data Processing	155,819	10,729,696
†Cognizant Technology Solutions Class A	96,300	6,029,343
Computer Sciences	49,285	2,157,204
Fidelity National Information Services	93,637	4,011,409
†Fiserv	42,568	3,720,869
International Business Machines	336,546	64,317,306
MasterCard Class A	33,934	19,495,083
Paychex	103,322	3,773,319
SAIC	91,176	1,270,082
†Teradata	52,924	2,658,373
Total System Services	51,568	1,262,385
Visa Class A	163,767	29,928,419
Western Union	181,503	3,105,516

		167,576,865

Leisure Equipment & Products–0.14%
Hasbro	36,784	1,649,027
Mattel	111,640	5,058,408

		6,707,435

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.47%
Agilent Technologies	110,728	$4,734,729
†Life Technologies	54,924	4,064,925
PerkinElmer	36,575	1,188,688
Thermo Fisher Scientific	114,858	9,720,433
†Waters	27,542	2,755,577

		22,464,352

Machinery–1.68%
Caterpillar	212,451	17,525,083
Cummins	56,354	6,112,155
Deere	125,092	10,163,725
Dover	55,788	4,332,496
Flowserve	46,122	2,491,049
Illinois Tool Works	133,437	9,229,837
Ingersoll-Rand	87,941	4,882,484
Joy Global	34,134	1,656,523
PACCAR	112,803	6,053,009
Pall	35,708	2,372,082
Parker Hannifin	48,471	4,624,133
Pentair.	65,822	3,797,271
Snap-on	18,675	1,669,172
Stanley Black & Decker	51,173	3,955,673
Xylem	59,773	1,610,285

		80,474,977

Media–3.56%
Cablevision Systems Class A	68,941	1,159,588
CBS Class B	187,965	9,185,850
Comcast Class A	847,795	35,505,655
†DIRECTV	184,058	11,341,654
†Discovery Communications Class A	78,310	6,046,315
Disney (Walt)	579,899	36,620,622
Gannett	73,805	1,805,270
Interpublic Group	132,980	1,934,859
News Class A	642,363	20,941,034
Omnicom Group	83,457	5,246,942
Scripps Networks Interactive Class A	27,453	1,832,762
Time Warner	300,272	17,361,727
Time Warner Cable	94,943	10,679,189
Viacom Class B	146,273	9,953,878
Washington Post Class B	1,414	684,051

		170,299,396

Metals & Mining–0.49%
Alcoa	343,518	2,686,311
Allegheny Technologies	34,571	909,563
Cliffs Natural Resources	48,694	791,278
Freeport-McMoRan Copper & Gold	332,919	9,191,894
Newmont Mining	158,527	4,747,884
Nucor	101,428	4,393,861
U.S. Steel	46,301	811,657

		23,532,448

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Multiline Retail–0.79%
†Dollar General	96,517	$4,867,352
†Dollar Tree	72,547	3,688,289
Family Dollar Stores	30,915	1,926,314
Kohl’s	67,496	3,409,223
Macy’s	126,186	6,056,928
Nordstrom	47,814	2,865,971
†Penney (J.C.)	45,784	781,991
Target	209,079	14,397,180

		37,993,248

Multi-Utilities–1.17%
Ameren	77,975	2,685,459
CenterPoint Energy	136,489	3,206,127
CMS Energy	84,538	2,296,897
Consolidated Edison	93,463	5,449,828
Dominion Resources	185,149	10,520,166
DTE Energy	55,044	3,688,498
Integrys Energy Group	25,136	1,471,210
NiSource	99,912	2,861,480
PG&E	140,053	6,404,624
Public Service Enterprise Group	161,521	5,275,276
SCANA	44,706	2,195,065
Sempra Energy	72,183	5,901,682
TECO Energy	65,562	1,127,011
Wisconsin Energy	73,110	2,996,779

		56,080,102

Office Electronics–0.07%
Xerox	390,640	3,543,105

		3,543,105

Oil, Gas & Consumable Fuels–8.42%
Anadarko Petroleum	160,775	13,815,396
Apache	125,803	10,546,065
Cabot Oil & Gas	67,148	4,768,851
Chesapeake Energy	166,239	3,387,951
Chevron	626,667	74,159,773
ConocoPhillips	395,170	23,907,785
CONSOL Energy	73,232	1,984,587
†Denbury Resources	119,938	2,077,326
Devon Energy	120,501	6,251,592
EOG Resources	87,281	11,493,162
EQT	48,006	3,810,236
Exxon Mobil	1,432,148	129,394,572
Hess	94,842	6,306,045
Kinder Morgan	201,676	7,693,939
Marathon Oil	225,918	7,812,244
Marathon Petroleum	106,490	7,567,179
Murphy Oil	57,859	3,523,035
†Newfield Exploration	43,397	1,036,754
Noble Energy	114,596	6,880,344
Occidental Petroleum	260,369	23,232,726
Peabody Energy	86,642	1,268,439

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	199,609	$11,758,966
Pioneer Natural Resources	44,095	6,382,751
QEP Resources	57,367	1,593,655
Range Resources	52,021	4,022,264
†Southwestern Energy	112,014	4,091,871
Spectra Energy	213,244	7,348,388
Tesoro	43,861	2,294,808
Valero Energy	176,466	6,135,723
Williams	217,581	7,064,855
†WPX Energy	64,301	1,217,861

		402,829,143

Paper & Forest Products–0.13%
International Paper	140,864	6,241,684

		6,241,684

Personal Products–0.17%
Avon Products	138,024	2,902,645
Estee Lauder Class A	76,472	5,029,563

		7,932,208

Pharmaceuticals–5.74%
AbbVie	511,838	21,159,383
†Actavis	40,811	5,151,164
Allergan	98,821	8,324,681
Bristol-Myers Squibb	530,857	23,723,999
†Forest Laboratories	74,803	3,066,923
†Hospira	53,171	2,036,981
Johnson & Johnson	907,852	77,948,173
Lilly (Eli)	320,666	15,751,114
Merck	975,932	45,332,041
†Mylan	126,272	3,918,220
Perrigo	28,164	3,407,844
Pfizer	2,169,120	60,757,051
Zoetis	135,398	4,182,450

		274,760,024

Professional Services–0.11%
Dun & Bradstreet	13,178	1,284,196
Equifax	38,718	2,281,652
Robert Half International	44,817	1,489,269

		5,055,117

Real Estate Investment Trusts–2.02%
American Tower	126,956	9,289,371
Apartment Investment & Management	46,813	1,406,263
AvalonBay Communities	39,034	5,266,077
Boston Properties	48,403	5,105,064
Equity Residential	102,211	5,934,371
HCP	145,587	6,615,473
Health Care REIT	91,885	6,159,052
Host Hotels & Resorts	240,732	4,061,149
Kimco Realty	130,230	2,790,829

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Macerich	43,797	$2,670,303
Plum Creek Timber	51,786	2,416,853
ProLogis	157,603	5,944,785
Public Storage	46,090	7,066,980
Simon Property Group	100,747	15,909,966
Ventas	93,740	6,511,180
Vornado Realty Trust	54,047	4,477,794
Weyerhaeuser	174,008	4,957,488

		96,582,998

Real Estate Management & Development–0.05%
†CBRE Group Class A	97,076	2,267,695

		2,267,695

Road & Rail–0.90%
CSX	327,868	7,603,259
Kansas City Southern	35,400	3,750,984
Norfolk Southern	100,438	7,296,821
Ryder System	16,486	1,002,184
Union Pacific	150,758	23,258,944

		42,912,192

Semiconductors & Semiconductor Equipment–2.00%
†Advanced Micro Devices	186,124	759,386
Altera	102,098	3,368,213
Analog Devices	97,685	4,401,686
Applied Materials	383,066	5,711,514
Broadcom Class A	167,088	5,640,891
†First Solar	19,332	864,720
Intel	1,606,628	38,912,530
KLA-Tencor	53,016	2,954,582
†Lam Research	51,850	2,299,029
Linear Technology	74,284	2,736,623
†LSI	176,560	1,260,638
Microchip Technology	62,403	2,324,512
†Micron Technology	326,158	4,673,844
NVIDIA	199,451	2,798,298
†Teradyne	61,174	1,074,827
Texas Instruments	354,826	12,372,783
Xilinx	83,514	3,307,990

		95,462,066

Software–3.36%
†Adobe Systems	162,218	7,390,652
†Autodesk	71,708	2,433,770
†BMC Software	42,273	1,908,203
CA	106,205	3,040,649
†Citrix Systems	59,515	3,590,540
†Electronic Arts	96,379	2,213,826
Intuit	88,887	5,424,774
Microsoft	2,429,138	83,878,135
Oracle	1,186,146	36,438,405
†Red Hat	61,618	2,946,573

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Software (continued)
†salesforce.com	172,049	$6,568,831
Symantec	219,939	4,942,029

		160,776,387

Specialty Retail–2.25%
Abercrombie & Fitch	25,537	1,155,549
†AutoNation	12,406	538,296
†AutoZone	11,585	4,908,449
†Bed Bath & Beyond	72,220	5,120,398
Best Buy	84,907	2,320,508
†CarMax	72,791	3,360,033
GameStop Class A	38,963	1,637,615
Gap	94,872	3,959,009
Home Depot	472,140	36,576,686
L Brands	76,351	3,760,287
Lowe’s	346,571	14,174,754
†O’Reilly Automotive	35,516	3,999,812
PETsMART	34,330	2,299,767
Ross Stores	70,934	4,597,233
Staples	215,149	3,412,263
Tiffany & Co	38,022	2,769,522
TJX	234,261	11,727,106
†Urban Outfitters	35,117	1,412,406

		107,729,693

Textiles, Apparel & Luxury Goods–0.71%
Coach	89,664	5,118,918
†Fossil Group	17,183	1,775,176
NIKE Class B	233,074	14,842,152
PVH.	26,187	3,274,684
Ralph Lauren	19,368	3,364,996
VF	28,176	5,439,659

		33,815,585

Thrift & Mortgage Finance–0.06%
Hudson City Bancorp	152,652	1,398,292
People’s United Financial	108,817	1,621,373

		3,019,665

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Tobacco–1.65%
Altria Group	645,541	$22,587,480
Lorillard	121,043	5,287,158
Philip Morris International	529,280	45,846,234
Reynolds American	102,718	4,968,470

		78,689,342

Trading Companies & Distributors–0.18%
Fastenal	86,206	3,952,545
Grainger (W.W.)	19,056	4,805,542

		8,758,087

Wireless Telecommunication Services–0.28%
†Crown Castle International	93,613	6,776,645
†Sprint Nextel	961,006	6,746,262

		13,522,907

Total Common Stock (Cost $3,814,260,352)		4,609,211,359

MONEY MARKET FUND–3.30%
Dreyfus Treasury & Agency Cash Management Fund	157,714,407	157,714,407

Total Money Market Fund (Cost $157,714,407)		157,714,407

	Principal Amount°
SHORT-TERM INVESTMENT–0.19%
U.S. Treasury Obligation–0.19%
U.S. Treasury Bill
≠¥0.023% 8/8/13	9,240,000	9,239,806

Total Short-Term Investment (Cost $9,239,775)		9,239,806

TOTAL VALUE OF SECURITIES–99.83% (Cost $3,981,214,534)	4,776,165,572
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	8,284,605

NET ASSETS APPLICABLE TO 413,188,269 SHARES OUTSTANDING–100.00%	$4,784,450,177

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND STANDARD CLASS ($3,933,668,135 / 339,670,051 Shares)	$11.581

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND SERVICE CLASS ($850,782,042 / 73,518,218 Shares)	$11.572

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$4,051,932,713
Undistributed net investment income	52,508,999
Accumulated net realized loss on investments	(111,755,440)
Net unrealized appreciation of investments and derivatives	791,763,905

Total net assets	$4,784,450,177

†	Non-income producing for the period.

«	Of this amount, $1,916,840 represents payable for fund shares redeemed.

Þ	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 6/30/13	Dividend Income
Lincoln National	$1,649,390	$815,189	$—	$—	$3,180,804	$15,644
State Street	4,762,066	6,106,573	696,688	7,253	9,568,329	66,464

	$6,411,456				$12,749,133

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2,157 E-mini S&P 500 Index	$175,671,638	$172,484,505	9/21/13	$(3,187,133)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:
Dividends	$38,169,174
Interest	8,418
Foreign tax withheld	(14,486)

38,163,106

EXPENSES:
Management fees	3,256,863
Distribution fees-Service Class	788,100
Accounting and administration expenses	699,864
S&P License Fees	186,888
Reports and statements to shareholders	99,682
Professional fees	54,942
Trustees’ fees	37,786
Custodian fees	24,002
Pricing fees	3,180
Other	23,579

5,174,886
Less management fees waived	(45,677)

Total operating expenses	5,129,209

NET INVESTMENT INCOME	33,033,897

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,555,429)
Foreign currencies	391,595
Futures contracts	14,090,258

Net realized gain	12,926,424

Net change in unrealized appreciation (depreciation) of:
Investments	345,563,147
Futures contracts	(2,658,585)

Net change in unrealized appreciation (depreciation)	342,904,562

NET REALIZED AND UNREALIZED GAIN	355,830,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$388,864,883

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/13	Year Ended
	(Unaudited)	12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$33,033,897	$45,708,394
Net realized gain (loss)	12,926,424	(23,708,020)
Net change in unrealized appreciation (depreciation)	342,904,562	280,853,421

Net increase in net assets resulting from operations	388,864,883	302,853,795

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(22,836,242)
Service Class	—	(3,640,265)

	—	(26,476,507)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,576,581,825	1,356,021,768
Service Class	335,519,651	137,067,452
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	22,836,242
Service Class	—	3,640,265

	1,912,101,476	1,519,565,727

Cost of shares redeemed:
Standard Class	(368,148,837)	(525,832,533)
Service Class	(73,426,354)	(120,029,042)

	(441,575,191)	(645,861,575)

Increase in net assets derived from capital share transactions .	1,470,526,285	873,704,152

NET INCREASE IN NET ASSETS	1,859,391,168	1,150,081,440
NET ASSETS:
Beginning of period	2,925,059,009	1,774,977,569

End of period	$4,784,450,177	$2,925,059,009

Undistributed net investment income	$52,508,999	$19,475,102

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA S&P 500 Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08[2]
Net asset value, beginning of period	$10.191	$8.896	$8.815	$7.768	$6.237	$10.318

Income (loss) from investment operations:
Net investment income[3]	0.102	0.202	0.164	0.137	0.131	0.177
Net realized and unrealized gain (loss)	1.288	1.189	(0.001)	1.004	1.495	(4.011)

Total from investment operations	1.390	1.391	0.163	1.141	1.626	(3.834)

Less dividends and distributions from:
Net investment income	—	(0.096)	(0.082)	(0.094)	(0.095)	(0.170)
Return of capital	—	—	—	—	—	(0.077)

Total dividends and distributions	—	(0.096)	(0.082)	(0.094)	(0.095)	(0.247)

Net asset value, end of period	$11.581	$10.191	$8.896	$8.815	$7.768	$6.237

Total return[4]	13.64%	15.65%	1.85%	14.73%	26.11%	(37.19%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,933,668	$2,396,852	$1,332,511	$614,978	$478,447	$338,927
Ratio of expenses to average net assets	0.23%	0.25%	0.28%	0.30%	0.31%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.23%	0.25%	0.28%	0.30%	0.32%	0.33%
Ratio of net investment income to average net assets	1.82%	2.04%	1.85%	1.72%	1.97%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.82%	2.04%	1.85%	1.72%	1.96%	2.02%
Portfolio turnover	4%	14%	11%	5%	21%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–12

LVIP SSgA S&P 500 Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)	12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08[2]
Net asset value, beginning of period	$10.196	$8.901	$8.820	$7.773	$6.243	$10.314

Income (loss) from investment operations:
Net investment income[3]	0.088	0.177	0.143	0.118	0.114	0.157
Net realized and unrealized gain (loss)	1.288	1.189	(0.002)	1.003	1.494	(4.006)

Total from investment operations	1.376	1.366	0.141	1.121	1.608	(3.849)

Less dividends and distributions from:
Net investment income	—	(0.071)	(0.060)	(0.074)	(0.078)	(0.145)
Return of capital	—	—	—	—	—	(0.077)

Total dividends and distributions	—	(0.071)	(0.060)	(0.074)	(0.078)	(0.222)

Net asset value, end of period	$11.572	$10.196	$8.901	$8.820	$7.773	$6.243

Total return[4]	13.50%	15.36%	1.60%	14.45%	25.78%	(37.34% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$850,782	$528,207	$442,467	$438,189	$228,498	$70,614
Ratio of expenses to average net assets	0.48%	0.50%	0.53%	0.55%	0.56%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.50%	0.53%	0.55%	0.57%	0.58%
Ratio of net investment income to average net assets	1.57%	1.79%	1.60%	1.47%	1.72%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.57%	1.79%	1.60%	1.47%	1.71%	1.77%
Portfolio turnover	4%	14%	11%	5%	21%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–13

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA S&P 500 Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP SSgA S&P 500 Index Fund–14

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of the average daily net assets in excess of $1 billion.

The Fund received a large amount of new assets when it was substituted for other mutual funds as an investment for certain insurance products. To effect the substitution, the Fund accepted securities in lieu of cash. The Fund subsequently sold a portion of these securities and incurred transaction costs (e.g., brokerage commissions). The Fund’s adviser waived a portion of its advisory fee to offset these costs.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

The Fund has investments in Lincoln National Corporation, the parent company of LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $81,069 and $11,995, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$633,815
Distribution fees payable to LFD	177,511

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP SSgA S&P 500 Index Fund–15

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $1,611,209,198 and sales of $151,095,878 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $4,088,680,675. At June 30, 2013, net unrealized appreciation was $687,484,897, of which $822,524,611 related to unrealized appreciation of investments and $135,039,714 related to unrealized depreciation of investments.

For federal income tax purposes at December 31, 2012, capital loss carryforwards of $19,142,454 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years, will expire as follows: $4,853,086 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Long-term losses that will be carried forward under the Act total $14,289,368.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$4,609,211,359	$—	$4,609,211,359
Money Market Fund	157,714,407	—	157,714,407
Short-Term Investment	—	9,239,806	9,239,806

Total	$4,766,925,766	$9,239,806	$4,776,165,572

Futures Contracts	$(3,187,133)	$—	$(3,187,133)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP SSgA S&P 500 Index Fund–16

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	136,950,474	136,388,747
Service Class	28,189,710	14,006,822
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,275,432
Service Class	—	362,468

	165,140,184	153,033,469

Shares redeemed:
Standard Class	(32,465,309)	(53,266,127)
Service Class	(6,474,583)	(12,276,282)

	(38,939,892)	(65,542,409)

Net increase	126,200,292	87,491,060

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(3,187,133)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain or (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$14,090,258	$(2,658,585)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$68,757,814	$898,587

LVIP SSgA S&P 500 Index Fund–17

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA S&P 500 Index Fund–18

LVIP SSgA Small-Cap Index Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,153.70	0.40%	$2.14
Service Class Shares	1,000.00	1,152.30	0.65%	3.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.81	0.40%	$2.01
Service Class Shares	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.09%
Aerospace & Defense	1.54%
Air Freight & Logistics	0.46%
Airlines	0.65%
Auto Components	1.00%
Automobiles	0.04%
Beverages	0.14%
Biotechnology	3.39%
Building Products	0.68%
Capital Markets	2.56%
Chemicals	2.29%
Commercial Banks	6.47%
Commercial Services & Supplies	2.05%
Communications Equipment	1.92%
Computers & Peripherals	0.55%
Construction & Engineering	0.84%
Construction Materials	0.17%
Consumer Finance	0.79%
Containers & Packaging	0.32%
Distributor	0.25%
Diversified Consumer Services	1.18%
Diversified Financial Services	0.29%
Diversified Telecommunication Services	0.55%
Electric Utilities	1.44%
Electrical Equipment	1.56%
Electronic Equipment, Instruments & Components	2.34%
Energy Equipment & Services	2.04%
Food & Staples Retailing	1.18%
Food Products	1.73%
Gas Utilities	0.99%
Health Care Equipment & Supplies	3.18%
Health Care Providers & Services	2.60%
Health Care Technology	0.78%
Hotels, Restaurants & Leisure	2.97%
Household Durables	1.20%
Household Products	0.20%
Independent Power Producers & Energy Traders	0.23%
Industrial Conglomerates	0.08%
Insurance	2.43%
Internet & Catalog Retail	0.42%
Internet Software & Services	2.69%
IT Services	1.96%
Leisure Equipment & Products	0.51%
Life Sciences Tools & Services	0.36%
Machinery	3.17%
Marine	0.08%
Media	1.41%
Metals & Mining	1.33%

Security Type/Sector	Percentage of Net Assets
Multiline Retail	0.19%
Multi-Utilities	0.38%
Oil, Gas & Consumable Fuels	3.33%
Paper & Forest Products	0.81%
Personal Products	0.34%
Pharmaceuticals	1.31%
Professional Services	1.32%
Real Estate Investment Trusts	7.87%
Real Estate Management & Development	0.56%
Road & Rail	0.50%
Semiconductors & Semiconductor Equipment	3.24%
Software	4.03%
Specialty Retail	3.51%
Textiles, Apparel & Luxury Goods	1.41%
Thrift & Mortgage Finance	1.70%
Tobacco	0.19%
Trading Companies & Distributors	0.94%
Transportation Infrastructure	0.05%
Water Utilities	0.24%
Wireless Telecommunication Services	0.16%
Closed-End Fund	0.01%
Right	0.00%
Warrants	0.00%
Money Market Fund	2.62%
Short-Term Investment	0.19%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
CoStar Group	0.26%
CommVault Systems	0.24%
FirstMerit	0.24%
Acuity Brands	0.23%
Middleby	0.23%
Ultimate Software Group	0.22%
athenahealth	0.22%
Isis Pharmaceuticals	0.22%
Prosperity Bancshares	0.22%
Lufkin Industries	0.21%
Total	2.29%

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.09%
Aerospace & Defense–1.54%
AAR	28,798	$632,980
†AeroVironment	9,581	193,345
American Science & Engineering	6,301	352,856
†API Technologies	17,938	50,226
†Astronics	5,959	243,544
Cubic	11,417	549,158
Curtiss-Wright	32,044	1,187,551
†DigitalGlobe	47,766	1,481,224
†Ducommun	6,800	144,568
†Engility Holdings	11,000	312,620
†Esterline Technologies	20,722	1,497,993
†GenCorp	36,468	592,970
HEICO	35,535	1,789,898
†KEYW Holding	20,408	270,406
†Kratos Defense & Security Solutions	24,950	161,676
†LMI Aerospace	5,541	103,838
†Moog Class A	30,581	1,575,839
National Presto Industries	2,772	199,667
†Orbital Sciences	41,155	714,862
†Sparton	6,600	113,784
†TASER International	25,645	218,495
†Teledyne Technologies	24,664	1,907,760

		14,295,260

Air Freight & Logistics–0.46%
†Air Transport Services Group	31,176	206,073
†Atlas Air Worldwide Holdings	18,320	801,683
†Echo Global Logistics	8,191	159,643
Forward Air	20,239	774,749
†Hub Group Class A	25,544	930,312
†Pacer International	21,482	135,551
†Park-Ohio Holdings	3,816	125,852
UTi Worldwide	58,100	956,907
†XPO Logistics	9,734	176,088

		4,266,858

Airlines–0.65%
Allegiant Travel	10,284	1,090,001
†Hawaiian Holdings	28,225	172,455
†JetBlue Airways	160,283	1,009,783
†Republic Airways Holdings	35,949	407,302
SkyWest	28,092	380,366
†Spirit Airlines	38,588	1,225,941
†US Airways Group	108,864	1,787,547

		6,073,395

Auto Components–1.00%
†American Axle & Manufacturing Holdings	46,581	867,804
Cooper Tire & Rubber	39,417	1,307,462
Dana Holdings	94,072	1,811,827
Dorman Products	17,073	779,041
Drew Industries	13,904	546,705

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Federal-Mogul Class A	10,234	$104,489
†Fuel Systems Solutions	8,782	157,110
†Gentherm	16,906	313,944
†Modine Manufacturing	25,964	282,488
Remy International	9,000	167,130
Shiloh Industries	2,474	25,829
Spartan Motors	20,504	125,484
Standard Motor Products	14,451	496,247
†Stoneridge	17,031	198,241
Superior Industries International	13,307	229,013
†Tenneco	40,977	1,855,439
†Tower International	2,620	51,850

		9,320,103

Automobiles–0.04%
†Winnebago Industries	16,273	341,570

		341,570

Beverages–0.14%
†Boston Beer Class A	5,416	924,186
Coca-Cola Bottling Consolidated	2,713	165,900
†Craft Brewers Alliance	6,450	53,148
National Beverage	6,867	119,966

		1,263,200

Biotechnology–3.39%
†ACADIA Pharmaceuticals	44,900	814,935
†Achillion Pharmaceuticals	61,872	506,113
†Acorda Therapeutics	27,671	912,866
†Aegerion Pharmaceuticals	19,243	1,218,852
†Alnylam Pharmaceuticals	37,776	1,171,434
†AMAG Pharmaceuticals	12,229	272,095
†Amicus Therapeutics	15,126	35,244
†Anacor Pharmaceuticals	10,451	58,421
†Arena Pharmaceuticals	147,943	1,139,161
†ArQule	34,141	79,207
†Array BioPharma	84,233	382,418
†Astex Pharmaceuticals	51,501	211,669
†AVEO Pharmaceuticals	21,892	54,730
†Biotime	16,944	67,098
†Celldex Therapeutics	56,540	882,589
†Cepheid	44,206	1,521,571
†Chelsea Therapeutics International	43,000	98,900
†ChemoCentryx	15,750	222,705
†Chimerix	5,400	130,896
†Clovis Oncology	9,635	645,352
†Coronado Biosciences	12,304	105,814
†Curis	43,673	139,317
†Cytokinetics	15,866	183,570
†Cytori Therapeutics	30,696	70,601
†Dendreon	112,469	463,372
†Durata Therapeutics	4,327	31,154
†Dyax	58,731	203,209

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Dynavax Technologies	96,574	$106,231
†Emergent BioSolutions	14,348	206,898
Enzon Pharmaceuticals	26,385	52,770
†Epizyme	3,800	106,894
†Exact Sciences	35,150	488,937
†Exelixis	130,268	591,417
†Galena Biopharma	53,500	118,770
†Genomic Health	11,777	373,449
†Geron	79,044	118,566
†GTx	11,926	78,712
†Halozyme Therapeutic	48,743	387,019
†Hyperion Therapeutics	3,334	73,348
†Idenix Pharmaceuticals	44,005	158,858
†Immunogen	57,593	955,468
†Immunomedics	38,326	208,493
†Infinity Pharmaceuticals	30,724	499,265
†Insmed	18,100	216,476
†Intercept Pharmaceuticals	2,030	91,025
†InterMune	57,853	556,546
†Ironwood Pharmaceuticals	52,372	521,101
†Isis Pharmaceuticals	75,541	2,029,787
†KaloBios Pharmaceuticals	418	2,366
†Keryx Biopharmaceuticals	59,087	441,380
†KYTHERA Biopharmaceuticals	6,546	177,069
†Lexicon Genetics	110,516	239,820
†Ligand Pharmaceuticals Class B	9,765	365,406
†MannKind	81,636	530,634
†Merrimack Pharmaceuticals	58,270	392,157
†MiMedx Group	54,000	381,240
†Momenta Pharmaceuticals	34,182	514,781
†Nanosphere	26,900	82,583
†Neurocrine Biosciences	47,253	632,245
†NewLink Genetics	7,147	140,939
†Novavax	78,836	161,614
†NPS Pharmaceuticals	59,805	903,056
†OncoGenex Pharmaceutical	9,016	88,357
†Opko Health	91,139	647,087
†Orexigen Therapeutics	48,020	280,917
†Osiris Therapeutics	3,447	34,711
PDL BioPharma	97,281	751,009
†Peregrine Pharmaceuticals	87,900	113,391
†Portola Pharmaceuticals	6,200	152,334
†Progenics Pharmaceuticals	18,098	80,717
†Prothena	7,600	98,116
†Puma Biotechnology	14,200	630,054
†Raptor Pharmaceutical	27,230	254,601
†Regulus Therapeutics	6,327	62,068
†Repligen	17,025	140,286
†Rigel Pharmaceuticals	41,474	138,523
†Sangamo Biosciences	29,189	227,966
†Sarepta Therapeutics	20,400	776,220
†SIGA Technologies	21,262	60,384

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
Spectrum Pharmaceuticals	44,725	$333,649
†Stemline Therapeutics	5,900	140,656
†Sunesis Pharmaceuticals	15,397	80,218
†Synageva BioPharma	10,907	458,094
†Synergy Pharmaceuticals	51,618	222,990
†Synta Pharmaceuticals	20,690	103,243
†Targacept	15,672	66,919
†TESARO	8,604	281,695
†Threshold Pharmaceuticals	24,747	130,169
†Trius Therapeutics	13,863	112,568
†Vanda Pharmaceuticals	17,481	141,246
†Verastem	4,803	66,666
†Vical	36,548	114,395
†XOMA	38,370	139,283
†ZIOPHARM Oncology	36,734	77,141

		31,534,286

Building Products–0.68%
AAON	13,652	451,608
†American Woodmark	5,775	200,393
Apogee Enterprises	20,247	485,928
†Builders FirstSource	25,066	149,895
†Gibraltar Industries	17,356	252,703
Griffon	26,364	296,595
Insteel Industries	10,739	188,147
†NCI Building Systems	8,291	126,769
†Nortek	5,776	372,148
†Patrick Industries	2,201	45,759
†PGT	10,895	94,460
†Ply Gem Holdings	10,100	202,606
Quanex Building Products	26,652	448,820
Simpson Manufacturing	27,789	817,552
†Trex	10,547	500,877
Universal Forest Products	14,170	565,666
†USG	50,245	1,158,147

		6,358,073

Capital Markets–2.56%
Apollo Investment	138,276	1,070,256
Arlington Asset Investment Class A	10,985	293,739
BGC Partners Class A	81,409	479,499
BlackRock Kelso Capital	52,841	494,592
Calamos Asset Management Class A	11,459	120,320
Capital Southwest	2,284	314,804
†CIFC	325	2,454
Cohen & Steers	10,369	352,339
†Cowen Group Class A	48,235	139,882
Diamond Hill Investment Group	1,532	130,297
Evercore Partners Class A	19,892	781,358
†FBR	5,231	132,135
Fidus Investment	5,901	110,412
Fifth Street Finance	84,090	878,741

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Financial Engines	33,022	$1,505,473
FXCM Class A	23,453	384,864
GAMCO Investors	2,896	160,467
GFI Group	42,044	164,392
Gladstone Capital	13,008	106,275
Gladstone Investment	14,186	104,267
Golub Capital	17,556	307,223
Greenhill	19,990	914,343
†GSV Capital	10,671	83,874
†Hannon Armstrong Sustainable Infrastructure Capital	9,400	111,672
Hercules Technology Growth Capital	44,001	613,374
HFF Class A	18,481	328,407
Horizon Technology Finance	2,211	30,379
†ICG Group	21,759	248,053
†International FCStone	7,724	134,784
†Investment Technology Group	22,742	317,933
Janus Capital Group	95,600	813,556
JMP Group	10,465	69,488
KCAP Financial	12,183	137,181
†Knight Capital Group Class A	131,762	473,026
†Ladenburg Thalmann Financial Services	61,708	101,818
Main Street Capital	21,650	599,489
Manning & Napier	6,816	121,052
MCG Capital	43,766	228,021
Medallion Financial	9,424	131,088
Medley Capital	17,458	237,080
MVC Capital	14,930	187,969
New Mountain Finance	15,637	221,415
NGP Capital Resources	15,206	93,213
Oppenheimer Holdings Class A	5,102	97,142
PennantPark Floating Rate Capital	6,600	93,324
PennantPark Investment	47,036	519,748
†Piper Jaffray	12,668	400,435
Prospect Capital	157,282	1,698,646
Pzena Investment Management Class A	4,622	30,135
†Safeguard Scientifics	11,320	181,686
Solar Capital	31,267	721,955
Solar Senior Capital	7,641	140,671
Stellus Capital Investment	3,291	49,530
†Stifel Financial	41,447	1,478,414
†SWS Group	18,358	100,051
TCP Capital	16,691	279,908
=Teton Advisors Class B	19	0
THL Credit	16,839	255,784
TICC Capital	39,944	384,257
Triangle Capital	19,880	546,886
†Virtus Investment Partners	4,172	735,398
†Walter Investment Management	24,618	832,335
Westwood Holdings Group	4,114	176,573

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
WhiteHorse Finance	5,518	$86,909
†WisdomTree Investments	64,408	745,201

		23,785,992

Chemicals–2.29%
†ADA-ES	5,004	210,768
†American Pacific	3,800	107,730
American Vanguard	19,795	463,797
†Arabian American Development	10,992	95,630
Axiall	46,521	1,980,864
Balchem	20,207	904,263
†Calgon Carbon	37,940	632,839
Chase	4,411	98,630
†Chemtura	66,720	1,354,416
†Ferro	47,587	330,730
†Flotek Industries	35,086	629,443
Fuller (H.B.)	33,909	1,282,099
FutureFuel	8,808	124,809
†GSE Holding	5,496	31,822
Hawkins	5,039	198,486
Innophos Holdings	15,164	715,286
Innospec	16,204	651,077
Intrepid Potash	35,100	668,655
KMG Chemicals	4,772	100,689
Koppers Holdings	14,660	559,719
†Kraton Performance Polymers	17,541	371,869
†Landec	11,633	153,672
†LSB Industries	10,261	312,037
Minerals Technologies	24,364	1,007,208
Olin	54,417	1,301,655
†OM Group	22,841	706,244
†Omnova Solutions	25,540	204,575
PolyOne	66,964	1,659,368
Quaker Chemical	9,213	571,298
Rentech	117,473	246,693
Schulman (A.)	20,931	561,369
Sensient Technologies	33,895	1,371,731
Stepan	12,570	699,018
†Taminco	10,100	205,939
Tredegar	13,330	342,581
Zep	12,945	204,919
†Zoltek	16,938	218,670

		21,280,598

Commercial Banks–6.47%
1st Source	8,559	203,362
1st United Bancorp	16,067	107,970
Access National	4,072	52,855
American National Bankshares	4,395	102,140
†Ameris Bancorp	13,479	227,121
Ames National	4,997	113,732
Arrow Financial	6,071	150,257

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Banks (continued)
Bancfirst	2,593	$120,704
Banco Latinoamericano de Exportacions	20,458	458,055
†Bancorp	19,147	287,014
BancorpSouth	64,531	1,142,199
Bank of Kentucky Financial	3,195	90,866
Bank of Marin Bancorp	3,249	129,960
Bank of the Ozarks	20,160	873,533
Banner	10,919	368,953
Bar Harbor Bankshares	2,195	80,227
BBCN Bancorp	54,633	776,881
BNC Bancorp	11,700	133,614
Boston Private Financial Holdings	55,938	595,180
Bridge Bancorp	5,392	121,320
†Bridge Capital Holdings	6,125	97,143
Bryn Mawr Bank	7,164	171,435
C&F Financial	1,761	98,141
Camden National	4,258	151,031
†Capital Bank Financial	15,870	301,371
†Capital City Bank Group	6,384	73,608
Cardinal Financial	16,221	237,475
†Cascade Bancorp	3,320	20,617
Cathay General Bancorp	53,903	1,096,926
Center Bancorp	6,714	85,201
Centerstate Banks of Florida	19,205	166,699
†Central Pacific Financial	11,930	214,740
Century Bancorp Class A	2,361	82,635
Chemical Financial	15,312	397,959
Citizens & Northern	7,361	142,215
City Holding	8,797	342,643
CNB Financial	7,091	120,122
CoBiz Financial	20,253	168,100
Columbia Banking System	35,483	844,850
Community Bank System	27,446	846,709
Community Trust Bancorp	8,079	287,774
†ConnectOne Bancorp	83	2,551
†Crescent Financial Bancshares	1,557	6,820
†CU Bancorp	6,000	94,800
†Customers Bancorp	12,800	208,000
CVB Financial	61,859	727,462
†Eagle Bancorp	11,209	250,857
Enterprise Bancorp	3,260	60,277
Enterprise Financial Services	9,538	152,226
†Farmers Capital Bank	4,800	104,112
†Fidelity Southern	5,408	66,897
Financial Institutions	7,188	132,331
First Bancorp (Maine)	5,538	96,804
First Bancorp (North Carolina)	7,985	112,589
†First BanCorp (Puerto Rico)	38,835	274,952
First Busey	31,291	140,810
First Commonwealth Financial	71,539	527,242
First Community Bancshares	10,063	157,788

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Banks (continued)
First Connecticut Bancorp	9,428	$131,238
First Financial	6,459	200,164
First Financial Bancorp	41,273	614,968
First Financial Bankshares	21,507	1,197,080
First Interstate Bancsystem	6,798	140,923
First Merchants	15,883	272,393
First Midwest Bancorp	52,555	721,055
First of Long Island	4,757	157,885
FirstMerit	110,407	2,211,452
FNB	95,384	1,152,239
†FNB United	5,605	45,457
German American Bancorp	5,082	114,447
Glacier Bancorp	49,474	1,097,828
Great Southern Bancorp	3,970	107,031
Guaranty Bancorp	8,468	96,112
Hancock Holding	51,664	1,553,536
†Hanmi Financial	17,420	307,811
Heartland Financial USA	8,038	220,965
†Heritage Commerce	11,254	78,778
Heritage Financial	9,653	141,416
†Heritage Oaks Bancorp	11,216	69,203
Home Bancshares	31,114	808,031
†HomeTrust Bancshares	9,977	169,210
Horizon Bancorp	3,137	64,026
Hudson Valley Holding	8,838	150,069
Iberiabank	20,304	1,088,497
Independent Bank	15,984	551,448
International Bancshares	37,064	836,905
Investors Bancorp	31,265	659,066
Lakeland Bancorp	15,013	156,586
Lakeland Financial	8,978	249,140
MainSource Financial Group	11,420	153,371
MB Financial	37,639	1,008,725
Mercantile Bank	4,833	86,849
Merchants Bancshares	2,742	81,081
†Metro Bancorp	9,010	180,470
MetroCorp Bancshares	8,711	85,019
Middleburg Financial	2,970	56,727
MidSouth Bancorp	4,611	71,609
MidWestOne Financial Group	3,742	90,033
National Bank Holdings Class A	33,452	659,004
National Bankshares	3,739	132,847
National Penn Bancshares	75,013	762,132
NBT Bancorp	30,839	652,862
†NewBridge Bancorp	16,200	97,038
Northrim BanCorp	3,625	87,689
OFG Bancorp	26,288	476,076
Old National Bancorp	69,925	967,063
†OmniAmerican Bancorp	5,953	131,145
Pacific Continental	11,170	131,806
†Pacific Premier Bancorp	9,900	120,978
PacWest Bancorp	17,383	532,789

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Banks (continued)
Park National	8,076	$555,548
†Park Sterling	21,333	126,078
Peapack Gladstone Financial	4,946	86,555
Penns Woods Bancorp	2,076	86,901
Peoples Bancorp	5,940	125,215
†Pinnacle Financial Partners	19,804	509,161
†Preferred Bank	6,429	105,950
PrivateBancorp	44,505	943,951
Prosperity Bancshares	38,651	2,001,735
Renasant	14,428	351,178
Republic Bancorp Class A	6,086	133,405
S&T Bancorp	16,556	324,498
Sandy Spring Bancorp	13,313	287,827
SCBT Financial	11,729	591,024
†Seacoast Banking Corp. of Florida	39,718	87,380
Sierra Bancorp	8,220	121,656
Simmons First National Class A	10,041	261,970
Southside Bancshares	10,479	250,239
†Southwest Bancorp	11,998	158,374
State Bank Financial	17,728	266,452
StellarOne	13,567	266,592
Sterling Bancorp	17,828	207,161
Sterling Financial	21,756	517,358
†Suffolk Bancorp	5,549	90,671
†Sun Bancorp	26,407	89,520
Susquehanna Bancshares	119,510	1,535,704
SY Bancorp	6,755	165,700
†Taylor Capital Group	8,986	151,774
†Texas Capital Bancshares	27,315	1,211,693
Tompkins Financial	9,297	420,131
TowneBank	14,865	218,813
Trico Bancshares	8,853	188,834
Trustmark	45,779	1,125,248
UMB Financial	22,082	1,229,305
Umpqua Holdings	76,777	1,152,423
Union First Market Bankshares	10,941	225,275
United Bankshares	34,727	918,529
†United Community Banks	23,456	291,324
Univest Corp. of Pennsylvania	6,832	130,286
†Virginia Commerce Bancorp	15,750	219,870
Washington Banking	9,441	134,062
Washington Trust Bancorp	7,875	224,595
Webster Financial	57,853	1,485,665
Wesbanco	18,526	489,642
West Bancorporation	8,863	104,140
Westamerica Bancorporation	17,281	789,569
†Western Alliance Bancorp	50,890	805,589
Wilshire Bancorp	34,147	226,053
Wintrust Financial	25,007	957,268
†Yadkin Financial	9,200	129,168

		60,207,186

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–2.05%
ABM Industries	37,223	$912,336
†ACCO Brands	80,624	512,769
Acorn Energy	9,903	83,581
†ARC Document Solutions	18,270	73,080
†AT Cross Class A	4,476	75,868
Brink’s	32,657	833,080
†Casella Waste Systems	17,634	76,003
Ceco Environmental	3,963	48,745
†Cenveo	27,711	59,024
CompX International	685	9,563
†Consolidated Graphics	4,500	211,545
Courier	7,086	101,188
Deluxe	34,640	1,200,276
†EnerNOC	14,485	192,071
Ennis	14,460	250,013
G&K Services Class A	13,361	635,984
Healthcare Services Group	46,081	1,129,906
†Heritage-Crystal Clean	4,288	62,648
Herman Miller	39,987	1,082,448
HNI	31,075	1,120,875
†InnerWorkings	28,357	307,673
Interface Class A	40,921	694,429
Intersections	5,944	52,129
Kimball International Class B	18,102	175,770
Knoll	34,282	487,147
McGrath RentCorp	17,740	605,998
Mine Safety Appliances	19,018	885,288
†Mobile Mini	26,266	870,718
Multi-Color	7,892	239,443
NL Industries	4,936	55,777
†Performant Financial	14,295	165,679
Quad Graphics	14,123	340,364
Schawk	6,850	89,941
†Standard Parking	6,697	143,718
Steelcase Class A	53,334	777,610
†Swisher Hygiene	62,085	53,387
†Team	14,113	534,177
†Tetra Tech	43,191	1,015,420
TMS International Class A	8,226	121,992
†TRC	9,624	67,368
UniFirst	9,967	909,489
United Stationers	28,019	940,037
US Ecology	10,719	294,129
Viad	11,113	272,491
West	13,600	301,104

		19,072,281

Communications Equipment–1.92%
Adtran	31,148	766,552
†Anaren Microwave	5,501	126,193
†ARRIS Group	76,894	1,103,429
†Aruba Networks	75,888	1,165,640

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Aviat Networks	35,955	$94,202
Bel Fuse Class B	6,538	87,936
Black Box	12,650	320,298
†CalAmp	26,672	389,411
†Calix	21,131	213,423
†Ciena	67,840	1,317,453
Comtech Telecommunications	12,775	343,520
†Digi International	14,522	136,071
†Emulex	48,606	316,911
†Extreme Networks	51,945	179,210
†Finisar	63,267	1,072,376
†Globecomm Systems	14,528	183,634
†Harmonic	76,288	484,429
†Infinera	80,441	858,305
InterDigital	27,788	1,240,734
†Ixia	32,091	590,474
†KVH Industries	9,275	123,450
Loral Space & Communications	8,361	501,493
†NETGEAR	26,334	804,240
†Numerex Class A	4,973	55,499
†Oplink Communications	8,163	141,791
†Parkervision	42,233	192,160
PC-Tel	10,236	86,801
Plantronics	28,851	1,267,136
†Procera Networks	10,635	146,019
†Ruckus Wireless	27,911	357,540
†ShoreTel	27,168	109,487
†Sonus Networks	117,912	354,915
†Symmetricom	16,198	72,729
Tellabs	261,286	517,346
Tessco Technologies	2,972	78,461
Ubiquiti Networks	7,429	130,305
†ViaSat	25,346	1,811,225
†Westell Technologies Class A	34,507	82,472

		17,823,270

Computers & Peripherals–0.55%
†Avid Technology	17,270	101,548
†Cray	21,869	429,507
†Datalink	8,467	90,089
†Electronics for Imaging	32,167	910,004
†Fusion-io	48,700	693,488
†Imation	18,001	76,144
†Immersion	17,427	230,908
†Intermec	33,971	333,935
†QLogic	64,241	614,144
†Quantum	129,528	177,453
†Silicon Graphics International	17,467	233,708
†STEC	20,891	140,388
†Super Micro Computer	17,315	184,232
†Synaptics	23,152	892,741

		5,108,289

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.84%
†Aegion	27,728	$624,157
†Ameresco Class A	10,729	96,668
Argan	5,151	80,356
Comfort Systems USA	19,236	287,001
†Dycom Industries	24,129	558,345
EMCOR	44,877	1,824,250
†Furmanite	22,318	149,307
Granite Construction	26,840	798,758
Great Lakes Dredge & Dock	30,397	237,705
†Layne Christensen	10,946	213,556
†MasTec	37,378	1,229,736
Michael Baker	5,072	137,502
†MYR Group	11,394	221,613
†Northwest Pipe	5,496	153,338
†Orion Marine Group	17,195	207,888
Pike Electric	10,388	127,772
Primoris Services	21,738	428,673
†Sterling Construction	9,910	89,785
†Tutor Perini	19,683	356,065

		7,822,475

Construction Materials–0.17%
†Headwaters	51,923	458,999
†Texas Industries	13,952	908,833
†United States Lime & Minerals	1,487	77,696
†US Concrete	8,600	141,212

		1,586,740

Consumer Finance–0.79%
Cash America International	18,256	829,918
†Credit Acceptance	5,213	547,626
†DFC Global	23,614	326,109
†Encore Capital Group	12,163	402,717
†Ezcorp Class A	33,919	572,553
†First Cash Financial Services	19,617	965,353
†First Marblehead	45,008	53,109
†Green Dot Class A	13,241	264,158
Nelnet Class A	16,938	611,292
†NetSpend Holdings	21,477	342,988
Nicholas Financial	6,497	98,235
†Portfolio Recovery Associates	10,841	1,665,503
†Regional Management	2,643	66,075
†World Acceptance	6,901	599,973

		7,345,609

Containers & Packaging–0.32%
†AEP Industries	2,547	189,471
†Berry Plastics Group	35,487	783,198
Boise	71,684	612,181
†Graphic Packaging Holding	134,496	1,040,999
Myers Industries	18,597	279,141

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
†UFP Technologies	3,077	$60,248

		2,965,238

Distributor–0.25%
Core-Mark Holding	8,315	528,003
Pool	29,871	1,565,539
†VOXX International Class A	11,189	137,289
Weyco Group	4,458	112,342

		2,343,173

Diversified Consumer Services–1.18%
†American Public Education	10,160	377,546
†Ascent Capital Group Class A	9,977	778,904
†Bridgepoint Education	10,408	126,769
†Bright Horizons Family Solutions	5,463	189,621
†Capella Education	7,080	294,882
†Career Education	28,568	82,847
Carriage Services	8,735	148,058
†Coinstar	19,144	1,123,178
†Corinthian Colleges	45,932	102,888
†Education Management	14,849	83,451
†Grand Canyon Education	27,608	889,806
Hillenbrand	37,936	899,463
†ITT Educational Services	15,000	366,000
†K12	15,200	399,304
†LifeLock	38,881	455,297
Lincoln Educational Services	13,687	72,130
Mac-Gray	6,997	99,357
Matthews International Class A	19,707	742,954
Regis	30,446	499,923
Sotheby’s	45,675	1,731,539
†Steiner Leisure	10,880	575,117
Stewart Enterprises Class A	38,057	498,166
Strayer Education	5,965	291,271
Universal Technical Institute	12,295	127,007

		10,955,478

Diversified Financial Services–0.29%
California First National Bancorp	1,125	18,563
Gain Capital Holdings	8,253	52,076
MarketAxess Holdings	24,985	1,168,049
Marlin Business Services	5,686	129,527
†NewStar Financial	15,598	207,765
†PHH	39,352	801,994
†PICO Holdings	12,671	265,584
Resource America Class A	6,711	57,044

		2,700,602

Diversified Telecommunication Services–0.55%
† 8x8	52,540	432,930
Atlantic Tele-Network	5,292	262,801
†Cbeyond	16,327	128,004
†Cincinnati Bell	142,026	434,600

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Cogent Communications Group	32,304	$909,358
Consolidated Communications Holdings	28,716	499,946
†FairPoint Communications	7,137	59,594
†General Communication Class A	20,519	160,664
†Hawaiian Telcom Holdco	5,671	142,682
HickoryTech	8,538	90,759
IDT Class B	8,115	151,669
†InContact	34,194	281,075
†Iridium Communications	41,150	319,324
Lumos Networks	8,357	142,905
†magicJack VocalTec	8,294	117,692
†Neutral Tandem	15,589	89,637
†ORBCOMM	23,594	105,937
†Premiere Global Services	28,936	349,258
Primus Telecommunications Group	6,714	80,165
†Towerstream	26,640	67,932
†Vonage Holdings	90,553	256,265

		5,083,197

Electric Utilities–1.44%
ALLETE	25,883	1,290,268
Cleco	38,687	1,796,237
El Paso Electric	27,441	968,942
Empire District Electric	29,614	660,688
Idacorp	33,776	1,613,142
MGE Energy	15,951	873,477
Otter Tail	25,281	717,980
PNM Resources	54,236	1,203,497
Portland General Electric	50,914	1,557,459
UIL Holdings	34,340	1,313,505
UNITIL	7,741	223,560
UNS Energy	27,339	1,222,873

		13,441,628

Electrical Equipment–1.56%
Acuity Brands	28,409	2,145,448
†American Superconductor	25,748	67,975
AZZ	17,627	679,697
Belden	28,242	1,410,123
Brady Class A	29,637	910,745
†Capstone Turbine	165,987	194,205
Coleman Cable	4,431	80,024
Encore Wire	12,126	413,497
EnerSys	32,406	1,589,190
†Enphase Energy	4,400	34,012
Franklin Electric	32,140	1,081,511
†FuelCell Energy	87,134	110,660
Generac Holdings	32,982	1,220,664
General Cable	31,900	980,925
Global Power Equipment Group	10,815	174,338
†GrafTech International	74,900	545,272

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
†II-VI	37,351	$607,327
LSI Industries	13,077	105,793
†Polypore International	29,900	1,204,970
†Powell Industries	5,108	263,828
†PowerSecure International	12,100	181,863
Preformed Line Products	1,286	85,275
†Thermon Group Holdings	17,403	355,021
†Vicor	11,771	80,631

		14,522,994

Electronic Equipment, Instruments & Components–2.34%
†Aeroflex Holding	12,067	95,209
†Agilysys	10,614	119,832
†Anixter International	17,401	1,319,170
†Audience	3,406	44,993
Badger Meter	10,561	470,493
†Benchmark Electronics	28,166	566,137
†Checkpoint Systems	22,172	314,621
Cognex	29,165	1,318,841
Coherent	16,332	899,403
CTS	19,811	270,222
Daktronics	19,961	204,800
†DTS	10,265	211,254
Electro Rent	10,347	173,726
Electro Scientific Industries	13,023	140,127
†Fabrinet	18,141	253,974
†FARO Technologies	12,399	419,334
FEI	25,511	1,862,048
†=Gerber Scientific	6,600	0
†GSI Group	15,463	124,323
†Insight Enterprises	31,603	560,637
†InvenSense	36,352	559,094
†Itron	25,300	1,073,479
†KEMET	26,326	108,200
Littelfuse	14,806	1,104,676
†Maxwell Technologies	15,676	112,083
†Measurement Specialties	8,341	388,107
†Mercury Computer Systems	17,051	157,210
Mesa Laboratories	1,430	77,406
Methode Electronics	21,566	366,838
MTS Systems	11,357	642,806
†Multi-Fineline Electronix	5,497	81,411
†Neonode	12,534	74,577
†Newport	19,649	273,711
†OSI Systems	13,768	886,935
Park Electrochemical	10,688	256,619
PC Connection	4,524	69,896
†Plexus	24,463	731,199
†Power-One	41,251	260,706
†RadiSys	12,898	62,039
†RealD	23,740	329,986
Richardson Electronics	8,392	98,522

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Rofin-Sinar Technologies	16,047	$400,212
†Rogers	11,652	551,373
†Sanmina	56,695	813,573
†ScanSource	19,537	625,184
†Synnex	18,523	783,152
†TTM Technologies	40,422	339,545
†Uni-Pixel	6,500	95,615
†Universal Display	27,541	774,178
†Viasystems Group	1,851	21,342
†Vishay Precision Group	7,609	115,200
†Zygo	9,541	150,843

		21,754,861

Energy Equipment & Services–2.04%
†Basic Energy Services	17,079	206,485
Bolt Technology	4,732	80,823
Bristow Group	24,191	1,580,156
†C&J Energy Services	31,629	612,654
†Cal Dive International	56,771	106,729
CARBO Ceramics	12,700	856,361
†Dawson Geophysical	3,604	132,843
†Era Group	12,900	337,335
†Exterran Holdings	36,900	1,037,628
†Forum Energy Technologies	25,246	768,236
†Geospace Technologies	8,853	611,565
†Global Geophysical Services	13,433	63,404
Gulf Island Fabrication	8,179	156,628
Gulfmark Offshore	18,598	838,584
†Helix Energy Solutions Group	71,156	1,639,434
†Hercules Offshore	110,376	777,047
†Hornbeck Offshore Services	24,059	1,287,157
†ION Geophysical	93,938	565,507
†Key Energy Services	106,617	634,371
Lufkin Industries	22,590	1,998,537
†Matrix Service	15,307	238,483
†Mitcham Industries	7,277	122,108
†Natural Gas Services Group	7,585	178,172
†Newpark Resources	63,041	692,821
†Nuverra Environmental Solutions	76,925	223,083
†Parker Drilling	66,845	332,888
†PHI	7,182	246,343
†Pioneer Energy Services	35,583	235,559
†RigNet	6,774	172,602
SEACOR Holdings	12,900	1,071,345
†Tesco	16,946	224,535
†TETRA Technologies	55,642	570,887
TGC Industries	8,542	70,215
†Vantage Drilling	105,926	216,089
†Willbros Group	17,802	109,304

		18,995,918

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–1.18%
Andersons	13,042	$693,704
Arden Group	749	82,682
Casey’s General Stores	25,712	1,546,834
†Chefs’ Warehouse Holdings	6,095	104,834
†Fairway Group Holdings	10,100	244,117
Harris Teeter Supermarkets	29,814	1,397,084
Ingles Markets Class A	7,831	197,733
Nash Finch	7,021	154,532
†Natural Grocers by Vitamin Cottage	3,153	97,743
†Pantry	13,367	162,810
PriceSmart	12,432	1,089,416
†Rite Aid	450,362	1,288,035
Roundy’s	10,545	87,840
Spartan Stores	13,033	240,329
†SUPERVALU	130,047	808,892
†Susser Holdings	11,538	552,439
†United Natural Foods	32,899	1,776,217
Village Super Market Class A	4,613	152,644
Weis Markets	6,200	279,434

		10,957,319

Food Products–1.73%
Alico	2,463	98,791
†Annie’s	8,725	372,907
B&G Foods Class A	35,914	1,222,872
†Boulder Brands	32,513	391,782
Calavo Growers	6,954	189,079
Cal-Maine Foods	10,465	486,727
†Chiquita Brands International	26,357	287,818
†Darling International	79,559	1,484,571
†Diamond Foods	13,471	279,523
†Dole Food	32,854	418,889
†Farmer Bros	5,201	73,126
Fresh Del Monte Produce	26,706	744,563
Griffin Land & Nurseries	1,517	43,265
†Hain Celestial Group	24,849	1,614,440
†Inventure Foods	7,260	60,694
J&J Snack Foods	10,287	800,329
John B. Sanfilippo & Son	4,402	88,744
Lancaster Colony	12,654	986,885
Lifeway Foods	279	4,843
Limoneira	4,787	99,235
†Omega Protein	11,568	103,881
†Pilgrim’s Pride	43,551	650,652
†Post Holdings	20,954	914,852
Sanderson Farms	15,790	1,048,772
Seaboard	217	587,636
†Seneca Foods Class A	3,710	113,823
Snyders-Lance	30,615	869,772
Tootsie Roll Industries	13,796	438,437
†TreeHouse Foods	24,313	1,593,474

		16,070,382

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–0.99%
Chesapeake Utilities	5,377	$276,862
Delta Natural Gas	3,744	79,560
Laclede Group	21,567	984,749
New Jersey Resources	28,291	1,174,925
Northwest Natural Gas	18,619	790,935
Piedmont Natural Gas	50,868	1,716,286
South Jersey Industries	20,652	1,185,631
Southwest Gas	31,195	1,459,614
WGL Holdings	34,824	1,505,093

		9,173,655

Health Care Equipment & Supplies–3.18%
Abaxis	15,213	722,770
†ABIOMED	23,939	516,125
†Accuray	39,618	227,407
†Align Technology	48,331	1,790,180
†Alphatec Holdings	36,852	75,547
Analogic	8,637	629,033
†AngioDynamics	14,292	161,214
†Anika Therapeutics	6,595	112,115
†Antares Pharma	53,724	223,492
†ArthroCare	19,424	670,711
†AtriCure	8,503	80,779
Atrion	867	189,622
Cantel Medical	15,167	513,706
†Cardiovascular Systems	9,182	194,658
†Cerus	30,883	136,503
Conmed	19,922	622,363
CryoLife	18,010	112,743
†Cyberonics	19,004	987,448
†Cynosure Class A	8,942	232,314
†Derma Sciences	5,264	70,274
†DexCom	47,277	1,061,369
†Endologix	39,532	524,985
†Exactech	2,783	54,964
†GenMark Diagnostics	18,700	193,358
†Globus Medical	34,974	589,662
†Greatbatch	13,225	433,648
†Haemonetics	34,334	1,419,711
†HeartWare International	11,180	1,063,330
†ICU Medical	8,867	638,956
†Insulet	35,785	1,124,007
†Integra LifeSciences Holdings	10,675	391,025
Invacare	17,539	251,860
†MAKO Surgical	20,147	242,771
Masimo	34,858	738,990
Meridian Bioscience	29,175	627,263
†Merit Medical Systems	20,074	223,825
†Natus Medical	16,263	221,990
†Navidea Biopharmaceuticals	54,950	146,717
†Neogen	16,275	904,239
†NuVasive	30,337	752,054

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†NxStage Medical	37,454	$534,843
†OraSure Technologies	25,406	98,575
†Orthofix International	14,003	376,681
†PhotoMedex	7,198	114,736
†Quidel	15,825	404,012
†Rochester Medical	5,937	87,452
†Rockwell Medical Technologies	7,135	25,757
†RTI Biologics	33,600	126,336
†Solta Medical	34,313	78,234
†Spectranetics	29,169	544,877
†Staar Surgical	21,099	214,155
STERIS	38,867	1,666,617
†SurModics	6,065	121,361
†Symmetry Medical	21,862	184,078
†TearLab	16,400	174,168
†Thoratec	36,700	1,149,077
†Tornier	16,665	291,638
†Unilife	58,087	184,136
Utah Medical Products	1,866	101,324
†Vascular Solutions	10,473	154,058
†Volcano	37,731	684,063
West Pharmaceutical Services	22,900	1,608,954
†Wright Medical Group	25,860	677,791
†Zeltiq Aesthetics	9,456	60,424

		29,537,075

Health Care Providers & Services–2.60%
†Acadia Healthcare	22,677	749,928
†Accretive Health	31,179	337,045
Air Methods	26,596	901,072
Almost Family	4,576	86,944
†Amedisys	13,616	158,218
†AMN Healthcare Services	24,474	350,468
†Amsurg	22,042	773,674
†Assisted Living Concepts Class A	11,713	140,087
†Bio-Reference Labs	17,670	508,013
†BioScrip	30,131	497,162
†Capital Senior Living	15,631	373,581
†Centene	34,652	1,817,844
Chemed	13,298	963,174
†Chindex International	7,771	126,046
†CorVel	7,212	211,095
†Cross Country Healthcare	18,317	94,516
†Emeritus	22,928	531,471
Ensign Group	12,645	445,357
†ExamWorks Group	16,104	341,888
†Five Star Quality Care	27,022	151,593
†Gentiva Health Services	18,554	184,798
†Hanger	23,832	753,806
†HealthSouth	58,867	1,695,370
†Healthways	25,136	436,864
†IPC The Hospitalist	11,794	605,740

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Kindred Healthcare	38,450	$504,849
Landauer	7,171	346,431
†LHC Group	9,106	178,295
†Magellan Health Services	18,795	1,054,024
†Molina Healthcare	18,181	675,970
†MWI Veterinary Supply	8,706	1,072,927
National Healthcare	7,875	376,425
†National Research Class A	4,281	77,058
Owens & Minor	43,054	1,456,517
†PharMerica	17,449	241,843
†Providence Service	7,033	204,590
Select Medical Holdings	31,167	255,569
†Skilled Healthcare Group	13,045	87,141
†Team Health Holdings	44,059	1,809,503
†Triple-S Management Class B	11,838	254,162
U.S. Physical Therapy	9,349	258,406
Universal American	20,811	185,010
†Vanguard Health Systems	15,135	313,900
†WellCare Health Plans	29,059	1,614,227

		24,202,601

Health Care Technology–0.78%
†athenahealth	24,028	2,035,652
Computer Programs & Systems	8,149	400,442
†Greenway Medical Technologies	5,176	63,872
†HealthStream	14,645	370,811
†HMS Holdings	58,220	1,356,526
†MedAssets	40,674	721,557
†Medidata Solutions	15,917	1,232,772
†Merge Healthcare	30,188	108,677
†Omnicell	18,525	380,689
Quality Systems	22,228	415,886
†Vocera Communications	13,540	199,038

		7,285,922

Hotels, Restaurants & Leisure–2.97%
†AFC Enterprises	17,329	622,804
Ameristar Casinos	23,358	614,082
†Biglari Holdings	678	278,251
†BJ’s Restaurants	17,274	640,865
†Bloomin’ Brands	35,452	882,046
Bob Evans Farms	17,832	837,747
†Boyd Gaming	31,583	356,888
†Bravo Brio Restaurant Group	11,026	196,483
†Buffalo Wild Wings	12,668	1,243,491
†Caesars Entertainment	19,800	271,260
†Carrols Restaurant Group	6,965	44,994
CEC Entertainment	13,169	540,456
Cheesecake Factory	34,186	1,432,052
Churchill Downs	9,121	719,191
†Chuy’s Holdings	10,432	399,963
Cracker Barrel Old Country Store	13,194	1,248,944

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Del Frisco’s Restaurant Group	6,887	$147,451
†Denny’s	55,356	311,101
DineEquity	10,632	732,226
Einstein Noah Restaurant Group	1,376	19,539
†Fiesta Restaurant Group	12,657	435,274
†Ignite Restaurant Group	3,734	70,461
International Speedway Class A	19,518	614,231
Interval Leisure Group	27,536	548,517
†Isle of Capri Casinos	14,073	105,548
†Jack in the Box	30,215	1,187,147
†Jamba	8,991	134,236
†Krispy Kreme Doughnuts	41,857	730,405
†Life Time Fitness	28,983	1,452,338
†Luby’s	11,043	93,313
Marcus	7,634	97,104
†Marriott Vacations Worldwide	18,472	798,729
†Monarch Casino & Resort	6,584	111,006
†Morgans Hotel Group	13,425	108,206
†Multimedia Games Holding	20,731	540,457
†Nathan’s Famous	1,435	74,979
†Orient-Express Hotels Class A	67,622	822,284
†Papa John’s International	10,311	674,030
†Pinnacle Entertainment	40,785	802,241
†Red Robin Gourmet Burgers	10,522	580,604
†Ruby Tuesday	37,395	345,156
Ruth’s Hospitality Group	20,908	252,360
†Scientific Games Class A	38,552	433,710
†SHFL Entertainment	38,849	688,016
†Sonic	40,775	593,684
Speedway Motorsports	7,375	128,325
Texas Roadhouse	42,840	1,071,857
Town Sports International Holdings	12,484	134,453
Vail Resorts	24,346	1,497,766
†WMS Industries	37,933	967,671

		27,633,942

Household Durables–1.20%
American Greetings Class A	23,231	423,269
Bassett Furniture Industries	6,198	96,255
†Beazer Homes USA	18,266	320,020
Blyth	6,024	84,095
†Cavco Industries	2,926	147,617
CSS Industries	5,355	133,500
Ethan Allen Interiors	17,332	499,162
Flexsteel Industries	2,528	61,633
†Helen of Troy	22,047	845,943
Hooker Furniture	5,984	97,300
†Hovnanian Enterprises Class A	72,492	406,680
†iRobot	19,332	768,834
KB Home	56,036	1,099,987
La-Z-Boy	36,333	736,470
†Libbey	11,488	275,367

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Lifetime Brands	6,178	$83,897
†M/I Homes	17,574	403,499
MDC Holdings	26,234	852,867
†Meritage Homes	23,184	1,005,258
NACCO Industries Class A	2,592	148,470
Ryland Group	30,236	1,212,464
†Skullcandy	9,019	49,244
†Standard Pacific	94,998	791,333
†TRI Pointe Homes	7,052	116,922
†Universal Electronics	8,811	247,853
†William Lyon Homes Class A	8,800	221,848
†Zagg	14,061	75,226

		11,205,013

Household Products–0.20%
†Central Garden & Pet Class A	17,022	117,452
†Harbinger Group	22,756	171,580
Oil-Dri Corp of America	3,441	94,524
Orchids Paper Products	3,192	83,790
Spectrum Brands Holdings	13,797	784,635
WD-40	11,239	612,301

		1,864,282

Independent Power Producers & Energy Traders–0.23%
Atlantic Power	87,333	344,092
†Dynegy	64,100	1,445,455
Genie Energy Class B	8,108	74,188
Ormat Technologies	10,656	250,629

		2,114,364

Industrial Conglomerates–0.08%
Raven Industries	25,051	751,029

		751,029

Insurance–2.43%
†Ambac Financial Group	28,800	686,304
American Equity Investment Life Holding	44,455	697,944
†American Safety Insurance Holdings	5,644	163,394
AMERISAFE	10,399	336,824
Amtrust Financial Services	19,030	679,371
Argo Group International Holdings	17,407	737,883
Baldwin & Lyons Class B	4,943	120,016
†Citizens	21,491	128,516
CNO Financial Group	135,712	1,758,828
Crawford Class B	13,753	77,292
Donegal Group Class A	5,144	71,862
Eastern Insurance Holdings	3,734	70,013
†eHealth	11,719	266,256
EMC Insurance Group	2,600	68,276
Employers Holdings	22,527	550,785
†Enstar Group	5,911	786,045
FBL Financial Group Class A	5,574	242,525

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
First American Financial	71,376	$1,573,127
†Fortegra Financial	3,185	21,881
†Global Indemnity	6,337	149,236
†Greenlight Capital Re Class A	20,357	499,357
†Hallmark Financial Services	8,751	79,984
HCI Group	4,007	123,095
†Health Insurance Innovations Class A	212	2,230
†Hilltop Holdings	39,767	652,179
Horace Mann Educators	28,031	683,396
Independence Holding	6,117	72,303
Infinity Property & Casualty	8,589	513,279
Investors Title	663	47,033
Kansas City Life Insurance	2,714	103,865
Maiden Holdings	29,195	327,568
Meadowbrook Insurance Group	27,948	224,422
Montpelier Re Holdings	32,876	822,229
†National Financial Partners	28,405	718,931
National Interstate	3,801	111,179
National Western Life Insurance Class A	1,316	249,843
†Navigators Group	7,316	417,305
OneBeacon Insurance Group	12,787	185,156
†Phoenix Companies	3,506	150,758
Platinum Underwriters Holdings	20,306	1,161,909
Primerica	36,522	1,367,384
RLI	14,517	1,109,244
Safety Insurance Group	7,199	349,223
Selective Insurance Group	37,807	870,317
State Auto Financial	7,995	145,269
Stewart Information Services	14,639	383,395
Symetra Financial	54,099	865,043
Tower Group International	36,807	754,912
United Fire Group	11,621	288,549
Universal Insurance Holdings	14,103	99,849

		22,565,584

Internet & Catalog Retail–0.42%
†1-800-FLOWERS.com Class A	19,282	119,356
†Blue Nile	6,097	230,345
HSN	21,712	1,166,369
NutriSystem	15,526	182,896
†Orbitz Worldwide	16,811	134,992
†Overstock.com	7,697	217,055
PetMed Express	12,372	155,887
†Shutterfly	25,772	1,437,820
†Valuevision Media Class A	25,200	128,772
†Vitacost.com	12,185	102,963

		3,876,455

Internet Software & Services–2.69%
†Active Network	34,594	261,877
†Angie’s List	25,217	669,511

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Bankrate	33,582	$482,238
†Bazaarvoice	30,780	289,948
†Blucora	22,668	420,265
†Brightcove	17,986	157,557
†Carbonite	5,870	72,729
†comScore	19,554	476,922
†Constant Contact	23,132	371,731
†Cornerstone OnDemand	25,910	1,121,644
†CoStar Group	18,892	2,438,346
†Dealertrack Technology	29,312	1,038,524
†Demand Media	16,515	99,090
†Demandware	10,330	438,095
†Dice Holdings	20,616	189,873
†Digital River	21,304	399,876
†E2open	9,499	166,233
EarthLink	77,353	480,362
†Envestnet	11,493	282,728
†ExactTarget	27,448	925,547
†Global Eagle Entertainment	13,800	138,828
†Internap Network Services	29,321	242,485
†IntraLinks Holdings	18,705	135,798
j2 Global	27,587	1,172,723
Keynote Systems	8,775	173,394
†Limelight Networks	33,249	74,810
†Liquidity Services	16,626	576,423
†LivePerson	41,318	370,003
†LogMeIn	12,271	300,149
Marchex Class B	12,954	77,983
†Market Leader	12,212	130,668
†Marketo	4,500	111,915
†Millennial Media	22,576	196,637
†Monster Worldwide	68,373	335,711
†Move	22,904	293,629
NIC	44,947	742,974
†OpenTable	15,580	996,341
†Perficient	17,625	235,118
†QuinStreet	19,511	168,380
†RealNetworks	13,048	98,643
†Reis	5,300	97,997
†Responsys	19,762	282,794
†SciQuest	14,545	364,352
†Spark Networks	6,382	53,928
†SPS Commerce	9,101	500,555
†Stamps.com	7,838	308,739
†support.com	17,741	81,076
†TechTarget	10,197	45,581
†Travelzoo	3,660	99,772
†Trulia	15,340	476,921
United Online	49,988	378,909
†Unwired Planet	52,322	102,028
†ValueClick	51,007	1,258,853
†VistaPrint	20,934	1,033,512

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Vocus	11,455	$120,507
†Web.com Group	26,851	687,386
†WebMD Health	22,500	660,825
†XO Group	15,201	170,251
†Xoom	2,847	65,253
†Yelp	19,082	663,481
†Zix	39,474	166,975

		24,975,403

IT Services–1.96%
†Acxiom	47,372	1,074,397
†Blackhawk Network Holdings	7,400	171,680
†CACI International Class A	15,561	987,968
†Cardtronics	30,540	842,904
Cass Information Systems	5,394	248,663
†CIBER	39,525	132,014
Computer Task Group	9,430	216,607
Convergys	67,322	1,173,422
†CSG Systems International	24,388	529,220
†EPAM Systems	14,045	381,743
†Euronet Worldwide	34,648	1,103,885
†EVERTEC	18,900	415,233
†ExlService Holdings	20,948	619,223
Forrester Research	8,233	302,069
†Global Cash Access Holdings	38,594	241,598
Hackett Group	13,891	72,094
Heartland Payment Systems	25,395	945,964
†Higher One Holdings	17,208	200,301
†iGate	23,898	392,405
†Lionbridge Technologies	22,570	65,453
Mantech International Class A	13,217	345,228
MAXIMUS	22,882	1,704,251
†ModusLink Global Solutions	26,611	84,623
†MoneyGram International	11,887	269,241
†PRGX Global	11,662	64,024
†Sapient	70,757	924,086
†ServiceSource International	39,160	364,971
†SYKES Enterprises	28,477	448,798
Syntel	10,814	679,876
†TeleTech Holdings	16,260	380,972
†Unisys	31,154	687,569
†Virtusa	11,136	246,774
†WEX	24,898	1,909,677

		18,226,933

Leisure Equipment & Products–0.51%
Arctic Cat	9,314	418,944
†Black Diamond	11,545	108,523
Brunswick	59,971	1,916,073
Callaway Golf	37,927	249,560
JAKKS Pacific	10,637	119,666
†Johnson Outdoors Class A	3,886	96,761

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Equipment & Products (continued)
†LeapFrog Enterprises	38,308	$376,951
Marine Products	5,709	45,786
†Nautilus	19,900	172,931
†Smith & Wesson Holding	47,532	474,369
†Steinway Musical Instruments	4,118	125,311
Sturm Ruger	13,414	644,409

		4,749,284

Life Sciences Tools & Services–0.36%
†Affymetrix	39,965	177,445
†Albany Molecular Research	14,900	176,863
†Cambrex	18,046	252,103
†Fluidigm	11,545	201,576
†Furiex Pharmaceuticals	4,471	152,327
†Harvard Bioscience	12,824	60,658
†Luminex	23,907	492,723
†Pacific Biosciences of California	20,398	51,403
†Parexel International	32,559	1,495,760
†Sequenom	66,856	281,464

		3,342,322

Machinery–3.17%
†Accuride	28,827	145,865
Actuant Class A	49,114	1,619,289
Alamo Group	4,135	168,791
Albany International	19,583	645,847
Altra Holdings	19,378	530,570
American Railcar Industries	5,646	189,197
Ampco-Pittsburgh	5,257	98,674
Astec Industries	14,447	495,388
Barnes Group	37,139	1,113,799
†Blount International	26,749	316,173
Briggs & Stratton	33,814	669,517
†Chart Industries	20,074	1,888,763
CIRCOR International	12,327	626,951
CLARCOR	31,860	1,663,411
†Columbus McKinnon	11,408	243,219
†Commercial Vehicle Group	13,426	100,158
Douglas Dynamics	9,149	118,754
Dynamic Materials	7,816	129,042
†Energy Recovery	30,070	124,189
†EnPro Industries	14,409	731,401
ESCO Technologies	18,938	613,212
†ExOne	2,391	147,573
†Federal Signal	34,707	303,686
†Flow International	29,876	110,242
Foster (L.B.) Class A	6,988	301,672
FreightCar America	7,541	128,122
Gorman-Rupp	8,386	267,010
Graham	5,062	152,012
†Greenbrier Companies	12,647	308,207
Hardinge	6,491	95,937

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Hurco Companies	4,207	$121,035
Hyster-Yale Materials Handling	7,966	500,185
John Bean Technologies	16,092	338,093
Kadant	6,397	192,997
Kaydon	22,749	626,735
Lindsay	8,907	667,847
†Lydall	10,502	153,329
†Meritor	70,612	497,815
Met-Pro	9,472	127,304
†Middleby	12,510	2,127,826
Miller Industries	6,929	106,568
Mueller Industries	18,020	908,749
Mueller Water Products Class A	108,727	751,304
NN	11,056	126,149
Omega Flex	648	9,636
†PMFG	10,621	73,497
†Proto Labs	10,943	710,967
†RBC Bearings	15,518	806,160
†Rexnord	16,364	275,733
Standex International	6,954	366,824
Sun Hydraulics	14,928	466,948
†Tecumseh Products Class A	11,800	128,974
Tennant	13,281	641,074
Titan International	37,010	624,359
†Trimas	25,425	947,844
Twin Disc	5,164	122,387
†Wabash National	37,940	386,229
Watts Water Technologies Class A	19,428	880,866
Woodward	44,058	1,762,320

		29,496,425

Marine–0.08%
International Shipholding	3,168	73,909
Matson	27,300	682,500

		756,409

Media–1.41%
Arbitron	18,324	851,150
Beasley Broadcasting Group Class A	2,423	20,305
Belo Class A	58,137	811,011
†Carmike Cinemas	9,835	190,406
†Central European Media Enterprises Class A	49,011	162,226
†Crown Media Holdings Class A	18,679	46,137
†Cumulus Media Class A	31,224	105,849
†Daily Journal	550	62,150
†Dex Media	11,000	193,270
†Digital Generation	15,184	111,906
†Entercom Communications Class A	15,621	147,462
Entravision Communications Class A	26,730	164,390
Fisher Communications	5,278	216,820
†Global Sources	10,522	70,603

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Gray Television	32,200	$231,840
Harte-Hanks	25,442	218,801
†Journal Communications Class A	26,203	196,260
†LIN TV Class A	18,616	284,825
†Live Nation Entertainment	95,194	1,475,507
†Martha Stewart Living Omnimedia Class A	17,996	43,370
†McClatchy Class A	37,072	84,524
MDC Partners Class A	14,390	259,596
†Media General Class A	12,600	138,978
Meredith	24,834	1,184,582
National CineMedia	39,529	667,645
†New York Times Class A	82,711	914,784
Nexstar Broadcasting Group Class A	18,856	668,634
†ReachLocal	6,392	78,366
†Reading International Class A	9,340	59,402
†Rentrak	5,953	119,477
Saga Communications Class A	2,612	119,917
Salem Communications Class A	5,612	42,034
Scholastic	18,491	541,601
†Scripps (E.W.) Class A	18,103	282,045
†Shutterstock	4,752	265,067
Sinclair Broadcast Group Class A	42,932	1,261,342
Valassis Communications	27,888	685,766
World Wrestling Entertainment Class A	16,007	165,032

		13,143,080

Metals & Mining–1.33%
†AK Steel Holding	102,656	312,074
†Allied Nevada Gold	66,600	431,568
†AM Castle	10,172	160,311
AMCOL International	18,026	571,244
†Century Aluminum	28,587	265,287
†Coeur d’Alene Mines	69,886	929,484
Commercial Metals	74,900	1,106,273
†General Moly	26,290	49,162
Globe Specialty Metals	43,933	477,552
Gold Resource	14,056	122,428
†Handy & Harman	2,948	52,710
Haynes International	8,981	429,920
Hecla Mining	236,200	703,876
†Horsehead Holding	24,230	310,386
Kaiser Aluminum	13,322	825,165
Materion	11,284	305,684
†Midway Gold	73,917	69,704
†Molycorp	79,500	492,900
Noranda Aluminum Holding	18,345	59,254
Olympic Steel	5,606	137,347
†Paramount Gold and Silver	56,171	66,843
†RTI International Metals	21,540	596,873
Schnitzer Steel Industries Class A	18,301	427,877
†Stillwater Mining	79,815	857,213

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†SunCoke Energy	48,947	$686,237
†Universal Stainless & Alloy	2,693	79,390
US Silica Holdings	13,783	286,411
Walter Energy	40,100	417,040
Worthington Industries	35,608	1,129,130

		12,359,343

Multiline Retail–0.19%
Bon-Ton Stores	8,513	153,660
Fred’s Class A	21,377	331,130
†Gordmans Stores	4,727	64,334
†Saks	71,749	978,656
†Tuesday Morning	21,483	222,779

		1,750,559

Multi-Utilities–0.38%
Avista	40,026	1,081,503
Black Hills	29,843	1,454,846
NorthWestern	24,906	993,749

		3,530,098

Oil, Gas & Consumable Fuels–3.33%
†Abraxas Petroleum	47,912	100,615
Adams Resources & Energy	1,206	83,081
Alon USA Energy	14,892	215,338
†Alpha Natural Resources	141,500	741,460
†Amyris	20,329	58,751
†Apco Oil and Gas International	4,990	57,535
†Approach Resources	23,546	578,525
Arch Coal	148,445	561,122
Berry Petroleum Class A	35,365	1,496,647
†Bill Barrett	33,690	681,212
†Bonanza Creek Energy	18,868	669,059
†BPZ Resources	60,127	107,627
†Callon Petroleum	23,716	79,923
†Carrizo Oil & Gas	27,689	784,429
†Clayton Williams Energy	3,348	145,638
†Clean Energy Fuels	46,795	617,694
†Cloud Peak Energy	42,517	700,680
Comstock Resources	34,394	541,018
Contango Oil & Gas	9,550	322,313
†Crimson Exploration	13,653	38,501
Crosstex Energy	29,029	573,613
†=CVR Energy	42,142	0
Delek U.S. Holdings	23,788	684,619
†Diamondback Energy	10,903	363,288
†Emerald Oil	23,386	160,428
†Endeavour International	18,986	72,906
Energy XXI Bermuda	53,570	1,188,183
†EPL Oil & Gas	19,612	575,808
†Evolution Petroleum	10,647	116,159
EXCO Resources	87,000	664,680
†Forest Oil	64,433	263,531

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Frontline	29,683	$52,539
†FX Energy	31,200	100,152
GasLog	13,007	166,490
†Gastar Exploration	34,316	91,624
†Goodrich Petroleum	15,140	193,792
†Green Plains Renewable Energy	13,743	183,057
†Halcon Resources	132,598	751,831
Hallador Energy	2,532	20,383
†Isramco	651	60,660
†KiOR Class A	14,497	82,778
Knightsbridge Tankers	13,583	99,971
†Kodiak Oil & Gas	178,204	1,584,234
†Magnum Hunter Resources	110,151	402,051
†Matador Resources	31,695	379,706
†Midstates Petroleum	13,189	71,352
†Miller Energy Resources	20,565	82,260
Nordic American Tankers	36,798	278,561
†Northern Oil & Gas	44,937	599,460
Panhandle Oil & Gas Class A	4,147	118,190
†PDC Energy	20,550	1,057,914
†Penn Virginia	25,879	121,631
†Petroquest Energy	31,619	125,211
†Quicksilver Resources	65,055	109,292
†Renewable Energy Group	13,564	193,016
†Resolute Energy	37,027	295,475
†Rex American Resources	2,750	79,118
†Rex Energy	24,327	427,669
†Rosetta Resources	40,271	1,712,323
†Sanchez Energy	18,238	418,744
Scorpio Tankers	99,109	889,999
SemGroup Class A	28,205	1,519,121
Ship Finance International	34,542	512,603
†Solazyme	30,640	359,101
†Stone Energy	34,471	759,396
†Swift Energy	23,699	284,151
†Synergy Resources	21,613	158,207
Targa Resources	19,689	1,266,593
Teekay Tankers Class A	23,041	60,598
†Triangle Petroleum	25,696	180,129
†Uranium Energy	48,427	86,684
†Ur-Energy	77,800	104,252
†Vaalco Energy	31,900	182,468
W&T Offshore	17,836	254,876
†Warren Resources	42,316	107,906
Western Refining	36,841	1,034,127
†Westmoreland Coal	6,557	73,635
†ZaZa Energy	13,755	16,506

		30,954,219

Paper & Forest Products–0.81%
†Boise Cascade	6,346	161,252
Buckeye Technologies	27,106	1,004,006

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products (continued)
†Clearwater Paper	11,551	$543,590
Deltic Timber	7,855	454,176
Glatfelter	29,917	750,917
KapStone Paper & Packaging	25,332	1,017,840
†Louisiana-Pacific	92,578	1,369,229
Neenah Paper	9,295	295,302
†Resolute Forest Products	44,771	589,634
Schweitzer-Mauduit International	21,467	1,070,774
Wausau Paper	24,729	281,911

		7,538,631

Personal Products–0.34%
†Elizabeth Arden	17,526	789,897
Female Health	10,133	99,911
Inter Parfums	8,993	256,480
†Lifevantage	72,700	168,664
†Medifast	5,987	154,225
Nature’s Sunshine Products	4,154	67,918
Nutraceutical International	2,706	55,311
†Prestige Brands Holdings	34,555	1,006,933
†Revlon Class A	6,954	153,405
†Star Scientific	68,103	94,663
†Synutra International	8,658	44,069
†USANA Health Sciences	4,239	306,819

		3,198,295

Pharmaceuticals–1.31%
†AcelRx Pharmaceuticals	13,400	124,218
†Akorn	40,486	547,371
†Ampio Pharmaceuticals	12,164	70,186
†Auxilium Pharmaceuticals	34,754	577,959
†AVANIR Pharmaceuticals	79,568	366,013
†BioDelivery Sciences International	12,109	49,163
†Cadence Pharmaceuticals	33,278	226,956
†Cempra	2,296	17,978
†Corcept Therapeutics	32,311	55,898
†Cornerstone Therapeutics	6,981	55,848
†Depomed	30,857	173,108
†Endocyte	16,399	215,319
Hi-Tech Pharmacal	4,720	156,704
†Horizon Pharma	12,555	30,885
†Impax Laboratories	46,402	925,720
†Lannett	7,380	87,896
†Medicines	37,433	1,151,439
†Nektar Therapeutics	79,888	922,706
†Omeros	16,466	82,989
†Optimer Pharmaceuticals	27,386	396,275
†Pacira Pharmaceuticals	17,675	512,575
†Pernix Therapeutics Holdings	5,062	18,274
†POZEN	17,689	88,622
Questcor Pharmaceuticals	33,269	1,512,409
†Repros Therapeutics	8,331	153,707

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Sagent Pharmaceuticals	10,675	$223,962
†Santarus	38,084	801,668
†SciClone Pharmaceuticals	31,374	155,615
†Sucampo Pharmaceuticals Class A	6,910	45,468
†Supernus Pharmaceuticals	1,885	12,121
†TherapeuticsMD	50,000	151,500
†ViroPharma	45,027	1,290,024
†Vivus	69,061	868,787
†XenoPort	22,701	112,370
†Zogenix	27,271	46,633

		12,228,366

Professional Services–1.32%
Acacia Research	34,476	770,539
†Advisory Board	23,424	1,280,122
Barrett Business Services	3,832	200,069
†CBIZ	22,946	153,968
CDI	7,887	111,680
Corporate Executive Board	22,702	1,435,220
†CRA International	6,351	117,303
Exponent	9,665	571,298
†Franklin Covey	8,762	117,937
†FTI Consulting	25,806	848,759
†GP Strategies	9,102	216,810
Heidrick & Struggles International	10,164	169,942
†Huron Consulting Group	16,078	743,447
†ICF International	11,051	348,217
Insperity	12,701	384,840
Kelly Services Class A	15,177	265,142
Kforce	16,038	234,155
†Korn/Ferry International	33,945	636,129
†Mistras Group	8,547	150,256
†Navigant Consulting	37,436	449,232
†Odyssey Marine Exploration	43,831	129,740
†On Assignment	29,982	801,119
†Pendrell	86,959	227,833
Resources Connection	24,509	284,304
†RPX	20,774	349,003
†TrueBlue	28,487	599,651
VSE	2,183	89,656
†WageWorks	16,030	552,234

		12,238,605

Real Estate Investment Trusts–7.87%
Acadia Realty Trust	36,615	904,024
AG Mortgage Investment Trust	14,984	281,849
Agree Realty	7,866	232,204
Alexander’s	1,476	433,516
American Assets Trust	22,973	708,947
American Capital Mortgage Investment	40,611	729,780
†American Residential Properties	8,800	151,360

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
AmREIT Class B	10,374	$200,633
Anworth Mortgage Asset	81,431	456,014
Apollo Commercial Real Estate Finance	23,095	366,749
Apollo Residential Mortgage	17,581	289,735
Ares Commercial Real Estate	4,289	54,942
Armada Hoffler Properties	12,200	143,716
Armour Residential REIT	252,929	1,191,296
Ashford Hospitality Trust	29,998	343,477
Associated Estates Realty	34,971	562,334
Aviv REIT	7,400	187,146
Campus Crest Communities	45,676	527,101
CapLease	51,703	436,373
Capstead Mortgage	68,208	825,317
Cedar Realty Trust	33,161	171,774
Chambers Street Properties	159,500	1,595,000
Chatham Lodging Trust	7,431	127,665
Chesapeake Lodging Trust	33,815	703,014
Colonial Properties Trust	59,502	1,435,188
Colony Financial	44,279	880,709
Coresite Realty	11,568	367,978
Cousins Properties	72,646	733,725
CubeSmart	90,286	1,442,770
CyrusOne	14,506	300,854
CYS Investments	118,567	1,092,002
DCT Industrial Trust	184,461	1,318,896
DiamondRock Hospitality	127,774	1,190,854
DuPont Fabros Technology	41,945	1,012,972
Dynex Capital	31,130	317,215
EastGroup Properties	20,369	1,146,164
Education Realty Trust	78,159	799,567
EPR Properties	31,440	1,580,489
Equity One	37,705	853,264
Excel Trust	26,925	344,909
†FelCor Lodging Trust	89,166	526,971
First Industrial Realty Trust	72,906	1,105,984
First Potomac Realty Trust	41,218	538,307
Franklin Street Properties	60,904	803,933
Geo Group	47,884	1,625,662
Getty Realty	14,900	307,685
Gladstone Commercial	6,705	124,981
Glimcher Realty Trust	94,894	1,036,242
Government Properties Income Trust	35,003	882,776
Gramercy Property Trust	25,511	114,800
Healthcare Realty Trust	58,692	1,496,646
Hersha Hospitality Trust	120,264	678,289
Highwoods Properties	52,606	1,873,300
Hudson Pacific Properties	30,151	641,613
Inland Real Estate	54,096	552,861
Invesco Mortgage Capital	89,761	1,486,442
Investors Real Estate Trust	68,862	592,213
†iStar Financial	59,070	666,900

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
JAVELIN Mortgage Investment	11,653	$164,191
Kite Realty Group Trust	46,717	281,704
LaSalle Hotel Properties	64,311	1,588,482
Lexington Realty Trust	103,586	1,209,884
LTC Properties	23,973	936,146
Medical Properties Trust	100,872	1,444,487
Monmouth Real Estate Investment	23,589	232,823
†MPG Office Trust	36,700	115,238
National Health Investors	16,734	1,001,697
New Residential Investment	162,100	1,092,554
New York Mortgage Trust	48,632	329,239
NorthStar Realty Finance	131,819	1,199,553
One Liberty Properties	6,838	150,162
Parkway Properties	27,925	468,023
Pebblebrook Hotel Trust	41,510	1,073,034
Pennsylvania Real Estate Investment Trust	46,999	887,341
PennyMac Mortgage Investment Trust	40,521	852,967
Potlatch	27,392	1,107,732
PS Business Parks	12,662	913,817
RAIT Financial Trust	40,932	307,809
Ramco-Gershenson Properties Trust	41,705	647,679
Redwood Trust	54,046	918,782
Resource Capital	71,029	436,828
Retail Opportunity Investments	43,567	605,581
RLJ Lodging Trust	82,461	1,854,548
Rouse Properties	12,260	240,541
Ryman Hospitality Properties	28,303	1,104,100
Sabra Health Care REIT	25,755	672,463
Saul Centers	4,366	194,112
Select Income REIT	11,063	310,207
Silver Bay Realty Trust	9,752	161,493
Sovran Self Storage	20,688	1,340,376
Spirit Realty Capital	36,881	653,531
STAG Industrial	25,734	513,393
†Strategic Hotels & Resorts	124,353	1,101,768
Summit Hotel Properties	41,173	389,085
Sun Communities	24,339	1,211,109
†Sunstone Hotel Investors	109,777	1,326,106
Terreno Realty	8,614	159,617
UMH Properties	8,167	83,875
Universal Health Realty Income Trust	6,673	287,806
Urstadt Biddle Properties Class A	12,717	256,502
Washington Real Estate Investment Trust	45,075	1,212,968
Western Asset Mortgage Capital	15,573	271,905
Whitestone REIT	5,771	90,951
Winthrop Realty Trust	16,653	200,336
ZAIS Financial	4,470	81,220

		73,180,892

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–0.56%
†Alexander & Baldwin	27,600	$1,097,100
†Altisource Residential	16,100	268,709
American Realty Capital Properties	98,700	1,506,162
†AV Homes	4,980	88,295
Consolidated-Tomoka Land	2,899	110,626
†Forestar Group	24,677	495,021
Kennedy-Wilson Holdings	34,953	581,618
†Tejon Ranch	6,765	192,735
Thomas Properties Group	17,755	94,102
†Zillow Class A	13,356	751,943

		5,186,311

Road & Rail–0.50%
Arkansas Best	14,142	324,559
Celadon Group	11,946	218,015
Heartland Express	27,109	376,002
Knight Transportation	40,582	682,589
Marten Transport	14,279	223,744
†Patriot Transportation Holding	3,172	95,287
†Quality Distribution	11,881	105,028
†Roadrunner Transportation Systems	8,103	225,588
†Saia	17,263	517,372
†Swift Transportation	54,568	902,555
†Universal Truckload Services	3,287	79,250
Werner Enterprises	30,856	745,790
†YRC Worldwide	6,000	172,500

		4,668,279

Semiconductors & Semiconductor Equipment–3.24%
†Advanced Energy Industries	22,379	389,618
†Alpha & Omega Semiconductor	9,871	75,414
†Ambarella	11,892	200,142
†Amkor Technology	44,565	187,619
†ANADIGICS	40,465	89,023
†Applied Micro Circuits	35,890	315,832
†ATMI	22,916	541,963
†Axcelis Technologies	33,834	61,578
Brooks Automation	37,690	366,724
†Cabot Microelectronics	16,771	553,611
†Cavium	33,873	1,198,088
†Ceva	12,723	246,317
†Cirrus Logic	44,288	768,840
Cohu	13,443	168,038
Cypress Semiconductor	94,200	1,010,766
†Diodes	19,965	518,491
†DSP Group	11,458	95,216
†Entegris	94,750	889,703
†Entropic Communications	43,214	184,524
†Exar	21,984	236,768
†FormFactor	29,814	201,245
†GSI Technology	10,249	64,774
†GT Advanced Technologies	88,226	366,138

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Hittite Microwave	21,475	$1,245,550
†Inphi	12,794	140,734
†Integrated Device Technology	84,419	670,287
†Integrated Silicon Solution	16,148	176,982
†Intermolecular	9,700	70,519
†International Rectifier	47,408	992,724
Intersil Class A	89,395	699,069
IXYS	14,122	156,189
†Kopin	38,342	142,249
†Lattice Semiconductor	64,926	329,175
†LTX-Credence	30,141	180,545
†M/A-COM Technology Solutions Holdings	3,407	49,742
†MaxLinear Class A	12,321	86,247
Micrel	28,183	278,448
†Microsemi	60,414	1,374,419
†Mindspeed Technologies	20,464	66,303
MKS Instruments	36,124	958,731
Monolithic Power Systems	23,553	567,863
†MoSys	19,233	77,317
†Nanometrics	16,322	239,444
†NeoPhotonics	10,889	94,625
†NVE	1,928	90,269
†OmniVision Technologies	31,966	596,166
†PDF Solutions	14,378	264,987
†Peregrine Semiconductor	16,913	184,521
†Pericom Semiconductor	12,762	90,865
†Photronics	34,060	274,524
†PLX Technology	26,828	127,701
†PMC - Sierra	130,700	829,945
Power Integrations	19,656	797,247
†Rambus	78,486	674,195
†RF Micro Devices	190,653	1,019,994
†Rubicon Technology	10,397	83,280
†Rudolph Technologies	17,738	198,666
†Semtech	44,184	1,547,766
†Sigma Designs	18,584	93,849
†Silicon Image	37,887	221,639
†Spansion Class A	35,078	439,177
†SunEdison	145,724	1,190,565
†SunPower	28,402	587,921
Supertex	6,373	152,378
Tessera Technologies	36,235	753,688
†TriQuint Semiconductor	104,601	724,885
†Ultra Clean Holdings	13,066	79,049
†Ultratech	19,555	718,060
†Veeco Instruments	26,707	945,962
†Volterra Semiconductor	11,941	168,607

		30,183,500

Software–4.03%
†Accelrys	32,129	269,884

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†ACI Worldwide	27,117	$1,260,398
†Actuate	27,242	180,887
†Advent Software	22,121	775,562
American Software Class A	13,961	121,321
†Aspen Technology	62,875	1,810,171
†AVG Technologies	15,296	297,507
Blackbaud	31,133	1,014,002
†Bottomline Technologies	26,371	666,923
†BroadSoft	19,614	541,346
†Callidus Software	19,057	125,586
†CommVault Systems	29,902	2,269,263
†Comverse	12,441	370,244
Digimarc	3,858	80,131
Ebix	20,878	193,330
†Ellie Mae	18,392	424,487
EPIQ Systems	14,759	198,804
ePlus	2,079	124,511
Fair Isaac	23,439	1,074,209
†FleetMatics Group	10,439	346,888
†Glu Mobile	30,032	66,070
†Guidance Software	9,449	82,584
†Guidewire Software	26,878	1,130,220
†Imperva	12,961	583,763
†Infoblox	32,092	939,012
†Interactive Intelligence Group	9,920	511,872
†Jive Software	25,355	460,700
†Manhattan Associates	12,445	960,256
Mentor Graphics	63,590	1,243,185
†MicroStrategy	6,084	529,065
†Mitek Systems	14,200	82,076
†Model N	5,200	121,472
Monotype Imaging Holdings	25,931	658,907
†Netscout Systems	26,056	608,147
Pegasystems	12,651	419,001
†Progress Software	35,300	812,253
†Proofpoint	14,020	339,705
†PROS Holdings	12,337	369,493
†PTC	80,234	1,968,140
QAD Class A	4,773	54,794
†QLIK Technologies	57,580	1,627,787
†Qualys	6,325	101,959
†Rally Software Development	4,400	109,208
†RealPage	29,811	546,734
†Rosetta Stone	7,571	111,597
Sapiens International	7,590	43,567
†Seachange International	15,979	187,114
†Sourcefire	20,187	1,121,388
†SS&C Technologies Holdings	37,317	1,227,729
†Synchronoss Technologies	19,644	606,410
†Take-Two Interactive Software	54,141	810,491
†Tangoe	22,751	351,048
†TeleNav	11,400	59,622

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†TiVo	85,399	$943,659
†Tyler Technologies	20,436	1,400,888
†Ultimate Software Group	17,668	2,072,280
†VASCO Data Security International	16,559	137,605
†Verint Systems	33,770	1,197,822
†VirnetX Holding	29,605	591,804
†Vringo	43,000	136,310

		37,471,191

Specialty Retail–3.51%
†Aeropostale	56,182	775,312
†America’s Car-Mart	6,185	267,439
†ANN	30,232	1,003,702
†Asbury Automotive Group	19,344	775,694
†Barnes & Noble	25,872	412,917
bebe stores	22,415	125,748
Big 5 Sporting Goods	8,593	188,616
†Body Central	9,016	120,093
Brown Shoe	25,925	558,165
Buckle	19,008	988,796
Cato Class A	19,882	496,255
†Children’s Place Retail Stores	14,801	811,095
†Christopher & Banks	23,300	157,042
†Citi Trends	9,176	133,327
†Conn’s	14,402	745,448
Destination Maternity	7,433	182,852
†Destination XL Group	25,722	163,077
†Express	54,675	1,146,535
Finish Line Class A	29,508	645,045
†Five Below	21,018	772,622
†Francesca’s Holdings	28,162	782,622
†Genesco	16,732	1,120,877
Group 1 Automotive	13,935	896,439
Haverty Furniture	11,414	262,636
†hhgregg	10,548	168,452
†Hibbett Sports	18,083	1,003,607
†Jos. A Bank Clothiers	19,324	798,468
†Kirkland’s	7,975	137,569
Lithia Motors Class A	15,137	806,953
†Lumber Liquidators Holdings	18,616	1,449,628
†MarineMax	12,640	143,211
†Mattress Firm Holding	8,619	347,346
Men’s Wearhouse	32,242	1,220,360
Monro Muffler Brake	21,249	1,021,014
†New York	18,830	119,571
†Office Depot	157,664	610,160
OfficeMax	60,637	620,317
Penske Automotive Group	29,330	895,738
†Pep Boys-Manny Moe & Jack	30,164	349,299
Pier 1 Imports	60,725	1,426,430
†RadioShack	54,900	173,484
Rent-A-Center	37,010	1,389,726

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Restoration Hardware Holdings	11,367	$852,525
†rue21	9,249	384,851
†Sears Hometown and Outlet Stores	5,500	240,460
†Select Comfort	39,311	985,134
Shoe Carnival	8,221	197,386
Sonic Automotive Class A	28,331	598,917
Stage Stores	23,195	545,083
Stein Mart	16,546	225,853
Systemax	5,558	52,301
†Tile Shop Holdings	11,800	341,728
†Tilly’s Class A	5,063	81,008
†Vitamin Shoppe	20,307	910,566
†West Marine	9,450	103,950
†Wet Seal Class A	57,477	270,717
Winmark	1,509	97,889
†Zale	20,800	189,280
†Zumiez	12,623	362,911

		32,654,246

Textiles, Apparel & Luxury Goods–1.41%
Barry (R.G.)	5,725	92,974
Columbia Sportswear	6,910	432,912
†Crocs	61,700	1,018,050
Culp	4,841	84,185
†Fifth & Pacific	80,610	1,800,827
†G-III Apparel Group	11,998	577,344
†Iconix Brand Group	38,951	1,145,549
Jones Group	56,920	782,650
†Madden (Steven)	26,756	1,294,455
†Maidenform Brands	17,957	311,195
Movado Group	9,880	334,240
Oxford Industries	8,076	503,942
Perry Ellis International	6,314	128,237
†Quiksilver	91,745	590,838
†Skechers U.S.A. Class A	27,013	648,582
True Religion Apparel	14,508	459,323
†Tumi Holdings	30,646	735,504
†Unifi	8,874	183,426
†Vera Bradley	11,479	248,635
Wolverine World Wide	32,754	1,788,696

		13,161,564

Thrift & Mortgage Finance–1.70%
Astoria Financial	61,653	664,619
Bank Mutual	28,925	163,137
BankFinancial	13,649	116,017
†Beneficial Mutual Bancorp	17,708	148,747
Berkshire Hills Bancorp	17,865	495,932
†BofI Holding	6,440	295,081
Brookline Bancorp	39,919	346,497
Capitol Federal Financial	95,400	1,158,156
Charter Financial	14,593	147,097

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Clifton Savings Bancorp	5,885	$69,737
Dime Community Bancshares	17,351	265,817
†Doral Financial	76,826	63,766
ESB Financial	7,738	93,862
ESSA Bancorp	4,434	48,597
EverBank Financial	51,565	853,916
Federalricultural Mortgage Class C	5,974	172,529
First Defiance Financial	6,143	138,525
†First Federal Bancshares of Arkansas	1,978	15,626
First Financial Holdings	12,893	273,461
First Financial Northwest	8,909	91,852
First Pactrust Bancorp	5,338	72,490
†Flagstar Bancorp	12,700	177,292
Flushing Financial	17,930	294,949
Fox Chase Bancorp	4,723	80,291
Franklin Financial	7,947	143,125
Hingham Institution for Savings	665	45,140
†Home Bancorp	3,845	71,133
Home Federal Bancorp	7,884	100,442
Home Loan Servicing Solutions	36,626	877,925
HomeStreet	8,329	178,657
†Kearny Financial	9,068	95,123
†Meridian Interstate Bancorp	5,781	108,856
Meta Financial Group	3,500	91,980
†MGIC Investment	214,350	1,301,105
†NASB Financial	2,312	60,505
Northfield Bancorp	37,256	436,640
Northwest Bancshares	60,066	811,492
OceanFirst Financial	7,880	122,534
Oritani Financial	32,711	512,908
†PennyMac Financial Services Class A	8,200	174,414
Provident Financial Holdings	5,339	84,783
Provident Financial Services	42,431	669,561
Provident New York Bancorp	22,526	210,393
Radian Group	116,754	1,356,681
Rockville Financial	17,298	226,258
Roma Financial	5,512	100,098
Territorial Bancorp	6,742	152,437
Tree.com	3,305	56,648
Trustco Bank	52,203	283,984
†United Community Financial	25,400	118,110
United Financial Bancorp	10,280	155,742
ViewPoint Financial Group	25,627	533,298
†Walker & Dunlop	5,963	104,353
†Waterstone Financial	4,069	41,341
Westfield Financial	14,548	101,836
WSFS Financial	4,597	240,837

		15,816,332

Tobacco–0.19%
†Alliance One International	48,310	183,578
Universal	16,042	928,030

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Vector Group	39,231	$636,327

		1,747,935

Trading Companies & Distributors–0.94%
Aceto	16,957	236,211
Aircastle	39,244	627,512
Applied Industrial Technologies	28,630	1,383,688
†Beacon Roofing Supply	31,890	1,207,993
†BlueLinx Holdings	18,228	39,190
†CAI International	7,507	176,940
†DXP Enterprises	4,812	320,479
†Edgen Group	8,356	53,311
H&E Equipment Services	16,181	340,934
Houston Wire & Cable	11,627	160,918
Kaman Class A	18,652	644,613
†Rush Enterprises Class A	23,519	582,095
TAL International Group	20,186	879,504
Textainer Group Holdings	13,620	523,553
†Titan Machinery	7,670	150,562
Watsco	16,473	1,383,073

		8,710,576

Transportation Infrastructure–0.05%
†Wesco Aircraft Holdings	26,420	490,619

		490,619

Water Utilities–0.24%
American States Water	13,177	707,210
Artesian Resources Class A	4,044	90,100
California Water Service Group	33,042	644,649
Connecticut Water Service	6,325	181,528
Consolidated Water	9,420	107,671
Middlesex Water	9,031	179,898
SJW	8,415	220,473
York Water	7,303	138,976

		2,270,505

Wireless Telecommunication Services–0.16%
†Boingo Wireless	8,797	54,629
†Leap Wireless International	24,182	162,745
†NII Holdings	110,200	735,034
NTELOS Holdings	8,357	137,556
Shenandoah Telecommunications	13,225	220,593

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
USA Mobility	12,677	$172,027

		1,482,584

Total Common Stock (Cost $743,543,899)		902,998,403

CLOSED-END FUND–0.01%
†Firsthand Technology Value Fund	4,732	93,978

Total Closed-End Fund (Cost $89,858)		93,978

RIGHT–0.00%
†=Forest Laboratories	3,000	0

Total Right (Cost $0)		0

WARRANTS–0.00%
†Greenhunter Energy, excercise price $27.50, expiration date 8/27/13	90	0
†Magnum Hunter Resources, excercise price $10.50, expiration date 11/30/13	4,440	622

Total Warrants (Cost $0)		622

MONEY MARKET FUND–2.62%
Dreyfus Treasury & Agency Cash Management Fund	24,406,572	24,406,572

Total Money Market Fund (Cost $24,406,572)		24,406,572

	Principal Amount°

SHORT-TERM INVESTMENT–0.19%
≠¥U.S. Treasury Obligations–0.19%
U.S. Treasury Bill
0.033% 9/12/13	1,742,000	1,741,948

Total Short-Term Investment (Cost $1,741,883)		1,741,948

TOTAL VALUE OF SECURITIES–99.91% (Cost $769,782,212)	929,241,523
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	791,803

NET ASSETS APPLICABLE TO 41,148,852 SHARES OUTSTANDING–100.00%	$930,033,326

NET ASSET VALUE–LVIP SSgA SMALL-CAP INDEX FUND STANDARD CLASS ($640,804,400 / 28,343,495 Shares)	$22.609

NET ASSET VALUE–LVIP SSgA SMALL-CAP INDEX FUND SERVICE CLASS ($289,228,926 / 12,805,357 Shares)	$22.587

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$754,162,887
Undistributed net investment income	8,417,532
Accumulated net gain on investments	8,190,591
Net unrealized appreciation of investments	159,262,316

Total net assets	$930,033,326

†	Non-income producing for the period.

«	Of this amount, $72,071,163 represents payable for securities purchased and $552,087 represents payable for fund shares redeemed as of June 30, 2013.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at June 30, 2013:1

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
283 E-mini Russell 2000 Index	$27,780,995	$27,584,010	9/21/13	$(196,985)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

LVIP SSgA Small-Cap Index Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$5,101,344
Interest	1,934
Foreign tax withheld	(6,484)

5,096,794

EXPENSES:
Management fees	1,113,471
Distribution fees-Service Class	240,144
Accounting and administration expenses	131,651
Reports and statements to shareholders	58,770
Index fees	26,566
Professional fees	20,161
Pricing fees	10,129
Custodian fees	7,610
Trustees’ fees	7,406
Other	6,670

Total operating expenses	1,622,578

NET INVESTMENT INCOME	3,474,216

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	19,734,003
Foreign currencies	(77)
Foreign currency exchange contracts	(32)
Futures contracts	2,534,480

Net realized gain	22,268,374

Net change in unrealized appreciation (depreciation) of:
Investments	59,025,875
Foreign currencies	(14)
Futures contracts	(420,540)

Net change in unrealized appreciation (depreciation)	58,605,321

NET REALIZED AND UNREALIZED GAIN	80,873,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,347,911

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,474,216	$8,279,395
Net realized gain (loss)	22,268,374	(1,654,811)
Net change in unrealized appreciation (depreciation)	58,605,321	77,767,712

Net increase in net assets resulting from operations	84,347,911	84,392,296

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,319,431)
Service Class	—	(651,779)

	—	(3,971,210)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	223,442,954	230,559,946
Service Class	145,779,544	35,430,984
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,319,431
Service Class	—	651,779

	369,222,498	269,962,140

Cost of shares redeemed:
Standard Class	(52,648,183)	(307,760,024)
Service Class	(29,397,452)	(37,854,903)

	(82,045,635)	(345,614,927)

Increase (Decrease) in net assets derived from capital share transactions	287,176,863	(75,652,787)

NET INCREASE IN NET ASSETS	371,524,774	4,768,299
NET ASSETS:
Beginning of period	558,508,552	553,740,253

End of period	$930,033,326	$558,508,552

Undistributed net investment income	$8,417,532	$4,943,316

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Small-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08[2]

Net asset value, beginning of period	$19.597	$17.026	$17.904	$14.258	$11.413	$19.096

Income (loss) from investment operations:
Net investment income[3]	0.115	0.267	0.168	0.148	0.113	0.186
Net realized and unrealized gain (loss)	2.897	2.434	(0.984)	3.583	2.850	(6.173)

Total from investment operations	3.012	2.701	(0.816)	3.731	2.963	(5.987)

Less dividends and distributions from:
Net investment income	—	(0.130)	(0.062)	(0.085)	(0.091)	(0.149)
Net realized gain	—	—	—	—	(0.027)	(1.547)

Total dividends and distributions	—	(0.130)	(0.062)	(0.085)	(0.118)	(1.696)

Net asset value, end of period	$22.609	$19.597	$17.026	$17.904	$14.258	$11.413

Total return[4]	15.37%	15.89%	(4.56% )	26.19%	26.02%	(33.97% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$640,804	$406,060	$419,399	$192,921	$138,927	$112,717
Ratio of expenses to average net assets	0.40%	0.41%	0.42%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.40%	0.41%	0.42%	0.44%	0.46%	0.47%
Ratio of net investment income to average net assets	1.06%	1.44%	0.97%	0.97%	0.95%	1.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.06%	1.44%	0.97%	0.97%	0.94%	1.16%
Portfolio turnover	14%	43%	15%	17%	37%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–26

LVIP SSgA Small-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08[2]

Net asset value, beginning of period	$19.602	$17.031	$17.908	$14.265	$11.423	$19.090

Income (loss) from investment operations:
Net investment income[3]	0.088	0.221	0.128	0.110	0.083	0.149
Net realized and unrealized gain (loss)	2.897	2.434	(0.988)	3.579	2.849	(6.165)

Total from investment operations	2.985	2.655	(0.860)	3.689	2.932	(6.016)

Less dividends and distributions from:
Net investment income	—	(0.084)	(0.017)	(0.046)	(0.063)	(0.104)
Net realized gain	—	—	—	—	(0.027)	(1.547)

Total dividends and distributions	—	(0.084)	(0.017)	(0.046)	(0.090)	(1.651)

Net asset value, end of period	$22.587	$19.602	$17.031	$17.908	$14.265	$11.423

Total return[4]	15.23%	15.60%	(4.80% )	25.87%	25.71%	(34.14% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$289,229	$152,448	$134,341	$131,037	$67,761	$26,022
Ratio of expenses to average net assets	0.65%	0.66%	0.67%	0.69%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly.	0.65%	0.66%	0.67%	0.69%	0.71%	0.72%
Ratio of net investment income to average net assets	0.81%	1.19%	0.72%	0.72%	0.70%	0.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.81%	1.19%	0.72%	0.72%	0.69%	0.91%
Portfolio turnover	14%	43%	15%	17%	37%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–27

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased

LVIP SSgA Small-Cap Index Fund–28

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.32% of average daily net assets of the Fund.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $15,201 and $2,295, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$245,359
Distribution fees payable to LFD	60,520

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $377,324,909 and sales of $99,738,726 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $787,721,700. At June 30, 2013, net unrealized appreciation was $141,519,823, of which $186,689,972 related to unrealized appreciation of investments and $45,170,149 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP SSgA Small-Cap Index Fund–29

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$902,998,403	$—	$902,998,403
Closed-End Fund	93,978	—	93,978
Warrants	622	—	622
Money Market Fund	24,406,572	—	24,406,572
Short-Term Investments	—	1,741,948	1,741,948

Total	$927,499,575	$1,741,948	$929,241,523

Futures Contract	$(196,985)	$—	$(196,985)

The value of Level 3 investments was zero at the end of the period.

During the year ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	10,021,824	12,388,640
Service Class	6,372,201	1,911,378
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	175,230
Service Class	—	34,373

	16,394,025	14,509,621

Shares redeemed:
Standard Class	(2,399,021)	(16,476,047)
Service Class	(1,344,137)	(2,056,384)

	(3,743,158)	(18,532,431)

Net increase	12,650,867	(4,022,810)

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

LVIP SSgA Small-Cap Index Fund–30

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No foreign currency exchange contracts were outstanding at June 30, 2013.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(196,985)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(32)	$-
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,534,480	(420,540)

Total		$2,534,448	$(420,540)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional amount)	$17,459,759	$112,848

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity

LVIP SSgA Small-Cap Index Fund–31

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Index Fund–32

LVIP SSgA Small-Cap RPM Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP SSgA Small-Cap RPM Fund

LVIP SSgA Small-Cap RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2013* to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013* to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13
Actual*
Standard Class Shares	$1,000.00	$1,042.20	0.25%	$0.43
Service Class Shares	1,000.00	1,041.80	0.50%	0.85
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*

The Fund commenced operations on May 1, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Small-Cap RPM Fund–1

LVIP SSgA Small-Cap RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2013

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	90.80%
Equity Fund	90.80%
Unaffiliated Investment Company	6.42%
Money Market Fund	6.42%
Total Value of Securities	97.22%
Receivables and Other Assets Net of Liabilities	2.78%
Total Net Assets	100.00%

LVIP SSgA Small-Cap RPM Fund–2

LVIP SSgA Small-Cap RPM Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–90.80%
Equity Fund–90.80%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Small-Cap Index Fund	154,004	$3,481,721

Total Affiliated Investment Company (Cost $3,430,831)		3,481,721

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.42%
Money Market Fund–6.42%
Dreyfus Treasury & Agency Cash Management Fund	246,206	$246,206

Total Unaffiliated Investment Company (Cost $246,206)		246,206

TOTAL VALUE OF SECURITIES–97.22% (Cost $3,677,037)	3,727,927
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.78%	106,575

NET ASSETS APPLICABLE TO 368,074 SHARES OUTSTANDING–100.00%	$3,834,502

*	Standard Class shares.

«	Of this amount, $34,556 represents payable for securities purchased, $142 represents payable for fund shares redeemed and $43,200 represents collateral for futures contracts as of June 30, 2013.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9) E-mini Russell 2000 Index	$(875,387)	$(877,230)	9/21/13	$(1,843)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap RPM Fund–3

LVIP SSgA Small-Cap RPM Fund

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$3,481,721
Investments in unaffiliated investment company, at value	246,206
Cash	2
Receivables for fund shares sold	99,557
Expense reimbursement receivable from LIAC	2,933
Cash collateral	43,200
Variation margin receivable on futures contracts	1,620

TOTAL ASSETS	3,875,239

LIABILITIES:
Payable for investment companies purchased	34,556
Accrued expenses payable	5,135
Payables for fund shares redeemed	142
Due to manager and affiliates	904

TOTAL LIABILITIES	40,737

TOTAL NET ASSETS	$3,834,502

Investments in affiliated investment company, at cost	$3,430,831
Investments in unaffiliated investment company, at cost	$246,206
Foreign currencies, at cost	3,149,837

Standard Class :
Net Assets	$104,219
Shares Outstanding	10,000
Net Asset Value	$10.422

Service Class :
Net Assets	$3,730,283
Shares Outstanding	358,074
Net Asset Value	$10.418

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$3,796,932
Accumulated net investment loss	(1,431)
Accumulated net realized loss on investments	(10,046)
Net unrealized appreciation of investments and derivatives	49,047

Total Net Assets	$3,834,502

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap RPM Fund–4

LVIP SSgA Small-Cap RPM Fund

Statement of Operations

May 1, 2013* to June 30, 2013 (unaudited)

LVIP SSgA Small-Cap RPM Fund

Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment company	$3

EXPENSES:
Accounting and administration expenses	7,885
Professional fees	4,311
Management fees	2,661
Distribution fees-Service Class	696
Reports and statements to shareholders	454
Custodian fees	271
Trustees’ fees	1

16,279
Less management fees waived	(2,070)
Less expenses reimbursed	(12,775)

Total operating expenses	1,434

NET INVESTMENT LOSS	(1,431)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Foreign currencies	1
Futures contracts	(10,047)

Net realized loss	(10,046)

Net unrealized appreciation (depreciation):
Investments	50,890
Futures contracts	(1,843)

Net change in unrealized appreciation (depreciation)	49,047

NET REALIZED AND UNREALIZED GAIN	39,001

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,570

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/13*
to
6/30/13
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,431)
Net realized loss	(10,046)
Net unrealized appreciation	49,047

Net increase in net assets resulting from operations	37,570

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,000
Service Class	3,749,209

3,849,209

Cost of shares redeemed:
Standard Class	—
Service Class	(52,277)

(52,277)

Increase in net assets derived from capital share transactions	3,796,932

NET INCREASE IN NET ASSETS	3,834,502
NET ASSETS:
Beginning of period	—

End of period	$3,834,502

Accumulated net investment loss	$(1,431)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap RPM Fund–5

LVIP SSgA Small-Cap RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA Small-Cap RPM Fund
	Standard Class 5/1/13[1] to 6/30/13 (Unaudited)		Service Class 5/1/13[1] to 6/30/13 (Unaudited)
Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment loss[2]	(0.004)		(0.009)
Net realized and unrealized gain	0.426		0.427

Total from investment operations	0.422		0.418

Net asset value, end of period	$10.422		$10.418

Total return[3]	4.22%		4.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104		$3,731
Ratio of expenses to average net assets[4]	0.25%		0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	5.14%		5.39%
Ratio of net investment loss to average net assets	(0.25%	)	(0.50%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(5.14%	)	(5.39%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap RPM Fund–6

LVIP SSgA Small-Cap RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a Fund of Funds structure and invests substantially all its assets in another open-end investment company (mutual fund), the LVIP SSgA Small-Cap Index Fund (Underlying Fund). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Underlying Fund, which is advised by an unaffiliated advisor, invests primarily in stocks that make up the SSgA Small-Cap Index and money market instruments. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2013* through June 30, 2013.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

LVIP SSgA Small-Cap RPM Fund–7

LVIP SSgA Small-Cap RPM Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.70% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of average daily net assets for the Standard Class (and 0.50% for the Service Class). The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2013* through June 30, 2013, fees for these administrative and legal services amounted to $4 and $0, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11 for the period May 1, 2013* to June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Trust’s Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Fund in which it invests. Because the Underlying Fund has varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2013, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$2,933
Management fees payable to LIAC	405
Distribution fees payable to LFD	485
Trading operation fees payable to Lincoln Life	14

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2013, Lincoln Life directly owned 100% of the Standard Class shares and 25.13% of the Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 1, 2013* through June 30, 2013, the Fund made purchases of $3,430,831 and sales of $0 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments for federal income tax purposes was $3,677,037. At June 30, 2013, net unrealized appreciation was $50,890, all of which related to unrealized appreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP SSgA Small-Cap RPM Fund–8

LVIP SSgA Small-Cap RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$3,727,927

Futures Contracts	$(1,843)

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/13* to 6/30/13
Shares sold:
Standard Class	10,000
Service Class	363,063
Shares issued upon reinvestment of dividends and distributions:	—
Standard Class	—
Service Class	—

373,063

Shares redeemed:
Standard Class	—
Service Class	(4,989)

(4,989)

Net increase	368,074

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities

LVIP SSgA Small-Cap RPM Fund–9

LVIP SSgA Small-Cap RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable of futures contracts	$—	Variation margin receivable of futures contracts	$(1,843)	*

*Includes cummulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the period May 1, 2013* through June 30, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(10,047)	$(1,843)

Derivatives Generally-The table below summarizes the average balance of derivative holdings by each Fund during the period May 1, 2013* through June 30, 2013. The average balance of derivatives held is generally similar to the volumbe of derivative activity for May 1, 2013* to June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$—	$116,203

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Small-Cap RPM Fund–10

LVIP SSgA Small-Cap RPM Fund

Other Fund Information (unaudited)

Approval of Investment Management Agreement

On December 3 and 4, 2012, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the organization and offering of the LVIP SSgA Small-Cap RPM Fund (the “Fund”), a new series of Lincoln Variable Insurance Products Trust (“LVIP”), including a new investment management agreement (the “Advisory Agreement”) between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. Under normal market conditions, the Fund would invest approximately 80-100% of its assets into one underlying fund, the LVIP Small Cap Index Fund, an existing LVIP fund. The remaining 0-20% would be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s exposure to equity market risks.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee and officers and employees of LNL and LIAC to consider the approval of the Advisory Agreement. In considering the approval of the agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of each New Fund to approve the Advisory Agreement and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement.

Approval of Investment Management Agreement with LIAC

In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of the Trust and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

With respect to performance, the Board considered that the Fund had not commenced operations. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs LIAC would incur in providing services to the Fund, and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other Lincoln funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to funds. The Board also considered that the Lincoln organization may benefit from economies of scale when it bargains together with other Lincoln accounts for certain services from sub-advisers and other entities.

The Board considered management’s representation that the proposed investment advisory fees were set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the investment advisory fee to 0.20% for the Fund and implement an expense limitation of 0.25% for the Fund for a period of time. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

LVIP SSgA Small-Cap RPM Fund–11

LVIP SSgA Small-Cap RPM Fund

Other Fund Information (unaudited) (continued)

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap RPM Fund–12

LVIP T. Rowe Price Growth Stock Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth Stock Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,110.80	0.79%	$4.13
Service Class Shares	1,000.00	1,109.50	1.04%	5.44
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
Service Class Shares	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.97%
Aerospace & Defense	2.96%
Air Freight & Logistics	0.72%
Airlines	0.76%
Automobiles	1.16%
Beverages	2.21%
Biotechnology	6.82%
Capital Markets	1.96%
Chemicals	3.47%
Communications Equipment	1.82%
Computers & Peripherals	1.00%
Construction Materials	0.26%
Consumer Finance	1.22%
Diversified Financial Services	0.79%
Electrical Equipment	1.08%
Energy Equipment & Services	1.27%
Food & Staples Retailing	2.76%
Food Products	1.11%
Health Care Equipment & Supplies	1.09%
Health Care Providers & Services	1.90%
Hotels, Restaurants & Leisure	5.94%
Household Durables	0.89%
Household Products	1.04%
Industrial Conglomerates	2.26%
Internet & Catalog Retail	8.82%
Internet Software & Services	10.35%
IT Services	7.61%
Media	1.99%
Multiline Retail	0.28%
Oil, Gas & Consumable Fuels	3.70%
Pharmaceuticals	1.52%
Real Estate Investment Trusts	1.92%
Road & Rail	2.55%
Semiconductors & Semiconductor Equipment	0.32%
Software	2.88%
Specialty Retail	5.42%
Textiles, Apparel & Luxury Goods	2.48%
Trading Companies & Distributors	1.48%
Wireless Telecommunication Services	3.16%
Preferred Stock	0.21%
Money Market Fund	0.95%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%	)
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Google Class A	5.80%
Amazon.com	4.47%
Visa Class A	2.79%
Crown Castle International	2.74%
MasterCard Class A	2.57%
priceline.com	2.56%
Gilead Sciences	2.34%
eBay	2.28%
Danaher	2.25%
Precision Castparts	2.20%
Total	30.00%

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.97%
Aerospace & Defense–2.96%
Boeing	23,500	$2,407,340
Precision Castparts	30,800	6,961,108

		9,368,448

Air Freight & Logistics–0.72%
United Parcel Service Class B	26,200	2,265,776

		2,265,776

Airlines–0.76%
†Delta Air Lines	45,200	845,692
†United Continental Holdings	49,500	1,548,855

		2,394,547

Automobiles–1.16%
Harley-Davidson	19,900	1,090,918
†Tesla Motors	24,200	2,599,806

		3,690,724

Beverages–2.21%
Anheuser-Busch InBev	12,432	1,106,737
Coca-Cola	44,100	1,768,851
†Monster Beverage	19,900	1,209,323
PepsiCo	23,500	1,922,065
Pernod-Ricard	8,983	996,141

		7,003,117

Biotechnology–6.82%
†Alexion Pharmaceuticals	19,300	1,780,232
†Biogen Idec	25,200	5,423,040
†Celgene	23,400	2,735,694
†Gilead Sciences	144,700	7,410,087
†Onyx Pharmaceuticals	9,100	790,062
†Pharmacyclics	10,700	850,329
†Regeneron Pharmaceuticals	6,500	1,461,720
†Vertex Pharmaceuticals	14,600	1,166,102

		21,617,266

Capital Markets–1.96%
†Affiliated Managers Group	5,600	918,064
Franklin Resources	12,600	1,713,852
Invesco	84,000	2,671,200
TD Ameritrade Holding	36,900	896,301

		6,199,417

Chemicals–3.47%
Ecolab	36,700	3,126,473
FMC	18,000	1,099,080
Praxair	29,000	3,339,640
Sherwin-Williams	19,400	3,426,040

		10,991,233

Communications Equipment–1.82%
†Juniper Networks	81,400	1,571,834

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
QUALCOMM	68,800	$4,202,304

		5,774,138

Computers & Peripherals–1.00%
Apple	8,000	3,168,640

		3,168,640

Construction Materials–0.26%
Martin Marietta Materials	8,400	826,728

		826,728

Consumer Finance–1.22%
American Express	51,900	3,880,044

		3,880,044

Diversified Financial Services–0.79%
†IntercontinentalExchange	6,700	1,190,992
JPMorgan Chase	24,800	1,309,192

		2,500,184

Electrical Equipment–1.08%
Roper Industries	27,600	3,428,472

		3,428,472

Energy Equipment & Services–1.27%
†FMC Technologies	38,700	2,154,816
Schlumberger	26,200	1,877,492

		4,032,308

Food & Staples Retailing–2.76%
Costco Wholesale	22,000	2,432,540
CVS Caremark	56,700	3,242,106
Whole Foods Market	59,600	3,068,208

		8,742,854

Food Products–1.11%
†Green Mountain Coffee Roasters	30,800	2,311,848
Nestle	18,406	1,207,127

		3,518,975

Health Care Equipment & Supplies–1.09%
†Edwards Lifesciences	14,200	954,240
†IDEXX Laboratories	16,700	1,499,326
Stryker	15,700	1,015,476

		3,469,042

Health Care Providers & Services–1.90%
†Catamaran	11,748	572,363
†HCA Holdings	3,800	137,028
McKesson	34,700	3,973,150
UnitedHealth Group	20,500	1,342,340

		6,024,881

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–5.94%
Carnival	42,057	$1,464,787
†Chipotle Mexican Grill	8,400	3,060,540
Las Vegas Sands	60,300	3,191,679
Marriott International Class A	31,351	1,265,640
†MGM Resorts International	86,100	1,272,558
†Panera Bread Class A	6,400	1,190,016
Starbucks	80,300	5,258,847
Starwood Hotels & Resorts Worldwide	33,600	2,123,184

		18,827,251

Household Durables–0.89%
D.R.Horton	67,000	1,425,760
Lennar Class A	39,000	1,405,560

		2,831,320

Household Products–1.04%
Colgate-Palmolive	25,600	1,466,624
Procter & Gamble	23,900	1,840,061

		3,306,685

Industrial Conglomerates–2.26%
Danaher	112,940	7,149,102

		7,149,102

Internet & Catalog Retail–8.82%
†Amazon.com	51,000	14,162,190
†Ctrip.com International ADR	27,600	900,588
†Netflix	13,900	2,934,151
†priceline.com	9,800	8,105,874
†TripAdvisor	30,400	1,850,448

		27,953,251

Internet Software & Services–10.35%
†Akamai Technologies	32,000	1,361,600
†Baidu ADR	17,700	1,673,181
†eBay	139,500	7,214,940
†Google Class A	20,900	18,399,732
†LinkedIn Class A	18,000	3,209,400
Tencent Holdings	20,700	811,875
†@=Twitter	7,310	132,896

		32,803,624

IT Services–7.61%
Accenture Class A	36,650	2,637,334
†Alliance Data Systems	6,700	1,212,901
†Cognizant Technology Solutions Class A	31,100	1,947,171
†Fiserv	15,000	1,311,150
MasterCard Class A	14,200	8,157,900
Visa Class A	48,400	8,845,100

		24,111,556

Media–1.99%
†Charter Communications Class A	8,000	990,800

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Discovery Communications Class C	21,100	$1,469,826
Disney (Walt)	33,000	2,083,950
News Class A	54,300	1,770,180

		6,314,756

Multiline Retail–0.28%
†Dollar Tree	17,400	884,616

		884,616

Oil, Gas & Consumable Fuels–3.70%
Cabot Oil & Gas	24,200	1,718,684
†Concho Resources	13,300	1,113,476
EOG Resources	11,400	1,501,152
EQT	18,900	1,500,093
Phillips 66	15,800	930,778
Pioneer Natural Resources	14,800	2,142,300
Range Resources	36,300	2,806,716

		11,713,199

Pharmaceuticals–1.52%
Allergan	8,200	690,768
Novo Nordisk Class B	9,636	1,501,644
†Valeant Pharmaceuticals International	30,300	2,608,224

		4,800,636

Real Estate Investment Trusts–1.92%
American Tower	83,100	6,080,427

		6,080,427

Road & Rail–2.55%
Hunt (J.B.) Transport Services	19,400	1,401,456
Kansas City Southern	34,400	3,645,024
Union Pacific	19,700	3,039,316

		8,085,796

Semiconductors & Semiconductor Equipment–0.32%
Broadcom Class A	30,000	1,012,800

		1,012,800

Software–2.88%
†Autodesk	21,000	712,740
†NetSuite	10,900	999,966
†Red Hat	47,500	2,271,450
†salesforce.com	82,000	3,130,760
†ServiceNow	26,300	1,062,257
†Workday Class A	14,900	954,941

		9,132,114

Specialty Retail–5.42%
†AutoZone	6,900	2,923,461
†CarMax	47,900	2,211,064
Home Depot	81,600	6,321,552
Lowe’s	49,100	2,008,190
Ross Stores	24,600	1,594,326

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Tractor Supply	18,000	$2,116,980

		17,175,573

Textiles, Apparel & Luxury Goods–2.48%
†lululemon athletica	36,700	2,404,584
NIKE Class B	28,800	1,833,984
Prada	124,700	1,131,875
Ralph Lauren	5,700	990,318
†Under Armour Class A	25,200	1,504,692

		7,865,453

Trading Companies & Distributors–1.48%
Fastenal	82,200	3,768,870
Grainger (W.W.)	3,600	907,848

		4,676,718

Wireless Telecommunication Services–3.16%
†Crown Castle International	119,900	8,679,561
†SBA Communications Class A	18,200	1,348,984

		10,028,545

Total Common Stock (Cost $214,221,512)		313,650,216

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.21%
†@=Livingsocial Series F	14,245	$15,954
†@=Twitter Series A	19	345
†@=Twitter Series B	5,908	107,407
†@=Twitter Series C	1,598	29,052
†@=Twitter Series D	2,806	51,013
†@=Twitter Series F	1,011	18,380
†@=Twitter Series G-2	24,414	443,847

Total Preferred Stock (Cost $684,225)		665,998

MONEY MARKET FUND–0.95%
Dreyfus Treasury & Agency Cash Management Fund	3,016,313	3,016,313

Total Money Market Fund (Cost $3,016,313)		3,016,313

TOTAL VALUE OF SECURITIES–100.13% (Cost $217,922,050)	317,332,527
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(402,467)

NET ASSETS APPLICABLE TO 13,904,595 SHARES OUTSTANDING–100.00%	$316,930,060

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($156,006,508 / 6,808,540 Shares)	$22.913
NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($160,923,552 / 7,096,055 Shares)	$22.678

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$243,140,395
Accumulated net investment loss	(31,744)
Accumulated net realized loss on investments	(25,588,954)
Net unrealized appreciation of investments	99,410,363

Total net assets	$316,930,060

†	Non-income producing for the period.

«	Of this amount, $3,094,763 represents payable for securities purchased and $446,790 represents payable for fund shares redeemed as of June 30, 2013.

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $798,894, which represented 0.25% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $798,894, which represented 0.25% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

ADR–American Depositary Receipt

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

LVIP T. Rowe Price Growth Stock Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,169,141
Interest	165
Foreign tax withheld	(18,040)

1,151,266

EXPENSES:
Management fees	1,080,373
Distribution fees-Service Class	198,651
Accounting and administration expenses	57,687
Reports and statements to shareholders	25,173
Professional fees	15,745
Custodian fees	7,865
Trustees’ fees	3,684
Pricing fees	999
Other	3,607

Total operating expenses	1,393,784

NET INVESTMENT LOSS	(242,518)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,890,247
Foreign currencies	(8,219)
Foreign currency exchange contracts	1,318

Net realized gain	13,883,346

Net change in unrealized appreciation (depreciation) of:
Investments	17,183,283
Foreign currencies	672

Net change in unrealized appreciation (depreciation)	17,183,955

NET REALIZED AND UNREALIZED GAIN	31,067,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,824,783

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(242,518)	$216,969
Net realized gain (loss)	13,883,346	(471,647)
Net change in unrealized appreciation (depreciation)	17,183,955	36,653,883

Net increase in net assets resulting from operations	30,824,783	36,399,205

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	31,948,628	123,479,464
Service Class	14,752,683	78,094,171

	46,701,311	201,573,635

Cost of shares redeemed:
Standard Class	(13,568,639)	(94,164,607)
Service Class	(20,664,567)	(35,947,192)

	(34,233,206)	(130,111,799)

Increase in net assets derived from capital share transactions	12,468,105	71,461,836

NET INCREASE IN NET ASSETS	43,292,888	107,861,041
NET ASSETS:
Beginning of period	273,637,172	165,776,131

End of period	$316,930,060	$273,637,172

Undistributed net investment income (accumulated net investment loss)	$(31,744)	$210,774

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11	Year Ended 12/31/10		12/31/09	12/31/08

Net asset value, beginning of period	$20.627		$17.435	$17.728	$15.187		$10.614	$18.315

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.003)		0.041	(0.013)	(0.005)		0.020	0.056
Net realized and unrealized gain (loss)	2.289		3.151	(0.280)	2.546		4.553	(7.720)

Total from investment operations	2.286		3.192	(0.293)	2.541		4.573	(7.664)

Less dividends and distributions from:
Net investment income	—		—	—	—		—	(0.037)

Total dividends and distributions	—		—	—	—		—	(0.037)

Net asset value, end of period	$22.913		$20.627	$17.435	$17.728		$15.187	$10.614

Total return[3]	11.08%		18.31%	(1.65% )	16.73%		43.08%	(41.84% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156,006		$123,228	$75,280	$286,931		$240,462	$174,922
Ratio of expenses to average net assets	0.79%		0.80%	0.79%	0.79%		0.82%	0.82%
Ratio of net investment income (loss) to average net assets	(0.03%	)	0.21%	(0.07% )	(0.03%	)	0.16%	0.38%
Portfolio turnover	22%		50%	44%	54%		64%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12		12/31/11	Year Ended 12/31/10		12/31/09		12/31/08

Net asset value, beginning of period	$20.440		$17.320		$17.654	$15.162		$10.623		$18.312

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.030)		(0.009)		(0.057)	(0.044)		(0.013)		0.020
Net realized and unrealized gain (loss)	2.268		3.129		(0.277)	2.536		4.552		(7.709)

Total from investment operations	2.238		3.120		(0.334)	2.492		4.539		(7.689)

Net asset value, end of period	$22.678		$20.440		$17.320	$17.654		$15.162		$10.623

Total return[3]	10.95%		18.01%		(1.89% )	16.44%		42.73%		(41.99% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,924		$150,409		$90,496	$73,930		$45,703		$10,759
Ratio of expenses to average net assets	1.04%		1.05%		1.04%	1.04%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets	(0.28%	)	(0.04%	)	(0.32% )	(0.28%	)	(0.09%	)	0.13%
Portfolio turnover	22%		50%		44%	54%		64%		46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,710 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

T. Rowe Price Associates, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $7,053 and $1,107, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$186,407
Distribution fees payable to LFD	33,209

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $81,302,486 and sales of $66,772,903 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $220,843,542. At June 30, 2013, net unrealized appreciation was $96,488,985, of which $100,620,447 related to unrealized appreciation of investments and $4,131,462 related to unrealized depreciation of investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in future years, will expire as follows: $33,741,703 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Short-term losses that will be carried forward under the Act total $1,499,566.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 3	Total
Common Stock	$313,517,320	$132,896	$313,650,216
Preferred Stock	—	665,998	665,998
Money Market Fund	3,016,313	—	3,016,313

Total	$316,533,633	$798,894	$317,332,527

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	1,442,097	6,266,558
Service Class	673,505	3,950,767

	2,115,602	10,217,325

Shares redeemed:
Standard Class	(607,635)	(4,610,234)
Service Class	(935,847)	(1,817,297)

	(1,543,482)	(6,427,531)

Net increase	572,120	3,789,794

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2013.

See the statement of operations on page 6 for the realized and unrealized gain or loss on foreign currency exchange contracts.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivates held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$13,541	$13,781

6. Market Risk

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,131.90	0.81%	$4.28
Service Class Shares	1,000.00	1,130.50	1.06%	5.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.78	0.81%	$4.06
Service Class Shares	1,000.00	1,019.54	1.06%	5.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.62%
Aerospace & Defense	0.76%
Air Freight & Logistics	0.59%
Airlines	1.33%
Auto Components	0.74%
Beverages	1.14%
Biotechnology	5.76%
Building Products	0.42%
Capital Markets	1.65%
Chemicals	3.68%
Commercial Banks	0.52%
Commercial Services & Supplies	1.16%
Communications Equipment	1.66%
Computers & Peripherals	0.71%
Construction & Engineering	0.55%
Construction Materials	0.36%
Containers & Packaging	0.65%
Diversified Consumer Services	0.61%
Diversified Financial Services	2.23%
Electrical Equipment	2.06%
Electronic Equipment, Instruments & Components	1.68%
Energy Equipment & Services	2.02%
Food & Staples Retailing	1.00%
Food Products	2.57%
Health Care Equipment & Supplies	2.05%
Health Care Providers & Services	4.97%
Health Care Technology	0.75%
Hotels, Restaurants & Leisure	5.03%
Household Durables	0.52%
Household Products	0.92%
Independent Power Producers & Energy Traders	0.30%
Insurance	2.07%
Internet & Catalog Retail	1.52%
Internet Software & Services	1.42%
IT Services	2.32%
Leisure Equipment & Products	0.73%
Life Sciences Tools & Services	1.17%
Machinery	4.11%
Media	2.82%
Metals & Mining	1.08%

Security Type/Sector	Percentage of Net Assets
Multiline Retail	1.65%
Office Electronics	0.19%
Oil, Gas & Consumable Fuels	3.77%
Pharmaceuticals	1.20%
Professional Services	2.12%
Real Estate Management & Development	0.72%
Road & Rail	1.51%
Semiconductors & Semiconductor Equipment	3.53%
Software	7.04%
Specialty Retail	7.48%
Textiles, Apparel & Luxury Goods	1.39%
Tobacco	0.54%
Trading Companies & Distributors	0.93%
Wireless Telecommunication Services	1.92%
Preferred Stock	0.20%
Money Market Fund	0.14%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
SBA Communications Class A	0.97%
Crown Castle International	0.95%
Alexion Pharmaceuticals	0.89%
Regeneron Pharmaceuticals	0.84%
AutoZone	0.84%
AmerisourceBergen	0.82%
Catamaran	0.81%
Ross Stores	0.78%
Omnicom Group	0.76%
Red Hat	0.75%
Total	8.41%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (unaudited)

June 30, 2013

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.62%
Aerospace & Defense–0.76%
Textron	28,900	$752,845
TransDigm Group	10,400	1,630,408
Triumph Group	8,500	672,775

		3,056,028

Air Freight & Logistics–0.59%
Expeditors International of Washington	41,500	1,577,415
Robinson (C.H.) Worldwide	14,100	793,971

		2,371,386

Airlines–1.33%
†Alaska Air Group	30,700	1,596,400
Copa Holdings Class A	14,500	1,901,240
Southwest Airlines	140,000	1,804,600

		5,302,240

Auto Components–0.74%
Gentex	50,100	1,154,805
†TRW Automotive Holdings	27,200	1,807,168

		2,961,973

Beverages–1.14%
Beam	17,900	1,129,669
Brown-Forman Class B	22,262	1,503,798
Dr Pepper Snapple Group	42,000	1,929,060

		4,562,527

Biotechnology–5.76%
†Alexion Pharmaceuticals	38,800	3,578,912
†Alkermes	37,600	1,078,368
†Ariad Pharmaceuticals	41,200	720,588
†BioMarin Pharmaceutical	33,000	1,841,070
†Cubist Pharmaceuticals	18,900	912,870
†Incyte	108,900	2,395,800
†Infinity Pharmaceuticals	42,900	697,125
†Medivation	18,700	920,040
†Myriad Genetics	28,300	760,421
†Onyx Pharmaceuticals	12,600	1,093,932
†Pharmacyclics	22,200	1,764,234
Quintiles Transnational Holdings	22,300	949,088
†Regeneron Pharmaceuticals	14,900	3,350,712
†Vertex Pharmaceuticals	37,500	2,995,125

		23,058,285

Building Products–0.42%
Fortune Brands Home & Security	43,700	1,692,938

		1,692,938

Capital Markets–1.65%
†Artisan Partners Asset Management	16,800	838,488
†E Trade Financial	82,600	1,045,716
Invesco	36,200	1,151,160
Lazard Class A	51,500	1,655,725

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Northern Trust	12,600	$729,540
TD Ameritrade Holding	48,600	1,180,494

		6,601,123

Chemicals–3.68%
Air Products & Chemicals	8,200	750,874
Albemarle	12,100	753,709
Celanese Class A	39,700	1,778,560
CF Industries Holdings	6,800	1,166,200
FMC	21,600	1,318,896
PPG Industries	13,800	2,020,458
Rockwood Holdings	33,000	2,112,990
Sherwin-Williams	17,000	3,002,200
Sigma-Aldrich	9,400	755,384
Sociedad Quimica y Minera de Chile ADR	26,300	1,062,520

		14,721,791

Commercial Banks–0.52%
BankUnited	30,600	795,906
First Horizon National	46,967	526,030
†SVB Financial Group	9,200	766,544

		2,088,480

Commercial Services & Supplies–1.16%
†Clean Harbors	15,100	763,003
†Copart	24,100	742,280
Ritchie Bros Auctioneers	36,500	701,530
†Stericycle	7,200	795,096
Waste Connections	39,350	1,618,859

		4,620,768

Communications Equipment–1.66%
†Aruba Networks	53,700	824,832
†Ciena	38,500	747,670
†F5 Networks	27,400	1,885,120
†JDS Uniphase	66,300	953,394
†Juniper Networks	40,800	787,848
Motorola Solutions	23,900	1,379,747
†Palo Alto Networks	1,700	71,672

		6,650,283

Computers & Peripherals–0.71%
†3D Systems	16,300	715,569
†NetApp	35,800	1,352,524
†SanDisk	12,300	751,530

		2,819,623

Construction & Engineering–0.55%
Fluor	24,700	1,464,957
†Quanta Services	28,100	743,526

		2,208,483

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials–0.36%
Vulcan Materials	29,800	$1,442,618

		1,442,618

Containers & Packaging–0.65%
Ball	62,400	2,592,096

		2,592,096

Diversified Consumer Services–0.61%
Sotheby’s	26,000	985,660
Strayer Education	14,000	683,620
Weight Watchers International	17,100	786,600

		2,455,880

Diversified Financial Services–2.23%
CBOE Holdings	42,400	1,977,536
†IntercontinentalExchange	12,200	2,168,672
McGraw-Hill Financial	42,600	2,265,894
Moody’s	31,800	1,937,574
†MSCI Class A	17,500	582,225

		8,931,901

Electrical Equipment–2.06%
AMETEK.	36,125	1,528,088
Babcock & Wilcox	57,500	1,726,725
Hubbell Class B	15,900	1,574,100
Roper Industries	20,400	2,534,088
†Sensata Technologies Holding	25,100	875,990

		8,238,991

Electronic Equipment, Instruments & Components–1.68%
Amphenol Class A	27,500	2,143,350
IPG Photonics	15,100	917,023
Jabil Circuit	40,000	815,200
National Instruments	34,475	963,232
†Trimble Navigation	72,000	1,872,720

		6,711,525

Energy Equipment & Services–2.02%
†Cameron International	21,800	1,333,288
Core Laboratories	8,300	1,258,778
Diamond Offshore Drilling	11,200	770,448
†Dresser-Rand Group	15,900	953,682
†FMC Technologies	27,500	1,531,200
†McDermott International	61,400	502,252
Oceaneering International	23,800	1,718,360

		8,068,008

Food & Staples Retailing–1.00%
†Fresh Market	29,800	1,481,656
Whole Foods Market	49,100	2,527,668

		4,009,324

Food Products–2.57%
Campbell Soup	21,900	980,901

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Flowers Foods	62,550	$1,379,228
Hershey	19,500	1,740,960
Kellogg	21,500	1,380,945
McCormick	32,900	2,314,844
Mead Johnson Nutrition	16,500	1,307,295
Smucker (J.M.)	11,500	1,186,225

		10,290,398

Health Care Equipment & Supplies–2.05%
Bard (C.R.)	15,600	1,695,408
DENTSPLY International	33,600	1,376,256
†Edwards Lifesciences	14,500	974,400
†IDEXX Laboratories	18,500	1,660,930
Teleflex	12,400	960,876
†Thoratec	25,100	785,881
†Varian Medical Systems	11,200	755,440

		8,209,191

Health Care Providers & Services–4.97%
AmerisourceBergen	58,700	3,277,221
†Catamaran	66,390	3,234,521
CIGNA	11,200	811,888
Community Health Systems	20,500	961,040
†DaVita HealthCare Partners	16,900	2,041,520
†Henry Schein	18,300	1,752,225
Humana	9,600	810,048
†Laboratory Corporation of America Holdings	19,500	1,951,950
†Mednax	17,000	1,556,860
Quest Diagnostics	18,900	1,145,907
Universal Health Services Class B	19,400	1,299,024
†WellCare Health Plans	18,500	1,027,675

		19,869,879

Health Care Technology–0.75%
†athenahealth	9,100	770,952
†Cerner	15,600	1,499,004
†HMS Holdings	31,900	743,270

		3,013,226

Hotels, Restaurants & Leisure–5.03%
†Bloomin’ Brands	76,200	1,895,856
Brinker International	33,000	1,301,190
†Chipotle Mexican Grill	5,800	2,113,230
Choice Hotels International	39,000	1,547,910
†Hyatt Hotels Class A	18,600	750,696
Marriott International Class A	51,357	2,073,282
†Norwegian Cruise Line Holdings	8,400	254,604
†Panera Bread Class A	10,200	1,896,588
Royal Caribbean Cruises	34,300	1,143,562
Starwood Hotels & Resorts Worldwide	41,700	2,635,023
Tim Hortons	43,900	2,376,307

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts	16,500	$2,112,000

		20,100,248

Household Durables–0.52%
†Taylor Morrison Home Class A	28,700	699,706
†Toll Brothers	42,600	1,390,038

		2,089,744

Household Products–0.92%
Church & Dwight	38,200	2,357,322
Clorox	16,100	1,338,554

		3,695,876

Independent Power Producers & Energy Traders–0.30%
†Calpine	56,000	1,188,880

		1,188,880

Insurance–2.07%
†Arch Capital Group	14,900	766,009
AXIS Capital Holdings	21,400	979,692
Berkley (W.R.)	18,700	764,082
Brown & Brown	42,100	1,357,304
Fidelity National Financial Class A	38,200	909,542
HCC Insurance Holdings	18,000	775,980
Progressive	47,000	1,194,740
RenaissanceRe Holdings	9,100	789,789
Willis Group Holdings	18,000	734,040

		8,271,178

Internet & Catalog Retail–1.52%
†Groupon	94,532	803,522
†Liberty Interactive Class A	76,600	1,762,566
†Netflix	9,700	2,047,573
†TripAdvisor	24,300	1,479,141

		6,092,802

Internet Software & Services–1.42%
†Cornerstone OnDemand	19,000	822,510
†CoStar Group	5,600	722,792
†@=Dropbox	7,607	58,511
†Equinix	6,100	1,126,792
†LinkedIn Class A	12,500	2,228,750
†Sina	12,600	702,198

		5,661,553

IT Services–2.32%
†Alliance Data Systems	10,900	1,973,227
†CoreLogic	5,200	120,484
†Gartner	43,800	2,496,162
Genpact	37,200	715,728
Paychex	18,800	686,576
†Teradata	13,900	698,197
†Vantiv Class A	68,400	1,887,840

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Western Union	40,707	$696,497

		9,274,711

Leisure Equipment & Products–0.73%
Mattel	64,500	2,922,495

		2,922,495

Life Sciences Tools & Services–1.17%
†Bruker	47,400	765,510
†Covance	10,400	791,856
†Mettler-Toledo International	11,600	2,333,920
†Waters	7,900	790,395

		4,681,681

Machinery–4.11%
CLARCOR	14,200	741,382
Donaldson	36,600	1,305,156
Flowserve	29,900	1,614,899
Graco	15,100	954,471
IDEX	14,125	760,066
Joy Global	14,500	703,685
Nordson	13,800	956,478
PACCAR	14,300	767,338
Pall	25,800	1,713,894
†Rexnord	43,300	729,605
Snap-on	7,900	706,102
†Terex	17,700	465,510
Valmont Industries	13,300	1,903,097
†WABCO Holdings	18,000	1,344,420
Wabtec	33,100	1,768,533

		16,434,636

Media–2.82%
†Charter Communications Class A	17,100	2,117,835
†Discovery Communications Class C	42,900	2,988,414
Interpublic Group	66,300	964,665
†Madison Square Garden Class A	25,900	1,534,575
Omnicom Group	48,600	3,055,482
†Pandora Media	33,500	616,400

		11,277,371

Metals & Mining–1.08%
Carpenter Technology	16,800	757,176
Compass Minerals International	26,800	2,265,404
Eldorado Gold	97,700	603,786
†Stillwater Mining	63,700	684,138

		4,310,504

Multiline Retail–1.65%
†Dollar General	45,700	2,304,651
†Dollar Tree	58,700	2,984,308
Kohl’s	26,200	1,323,362

		6,612,321

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Office Electronics–0.19%
†Zebra Technologies	17,050	$740,652

		740,652

Oil, Gas & Consumable Fuels–3.77%
Cabot Oil & Gas	18,800	1,335,176
Cimarex Energy	10,400	675,896
†Concho Resources	17,400	1,456,728
†Continental Resources	8,000	688,480
Energy XXI Bermuda	30,500	676,490
EQT	11,500	912,755
†Halcon Resources	145,900	827,253
Peabody Energy	41,500	607,560
Pioneer Natural Resources	12,100	1,751,475
Range Resources	33,900	2,621,148
SM Energy	18,500	1,109,630
†Southwestern Energy	25,400	927,862
Tesoro	28,200	1,475,424

		15,065,877

Pharmaceuticals–1.20%
†Hospira	21,700	831,327
†Jazz Pharmaceuticals	14,200	975,966
Questcor Pharmaceuticals	13,300	604,618
†Valeant Pharmaceuticals International	15,900	1,368,672
Zoetis	32,800	1,013,192

		4,793,775

Professional Services–2.12%
Dun & Bradstreet	7,800	760,110
†IHS Class A	23,600	2,463,368
Manpower	23,900	1,309,720
Nielsen Holdings	31,300	1,051,367
Robert Half International	34,200	1,136,466
†Verisk Analytics Class A	29,600	1,767,120

		8,488,151

Real Estate Management & Development–0.72%
†Forest City Enterprises Class A	62,400	1,117,584
Jones Lang LaSalle	19,200	1,749,888

		2,867,472

Road & Rail–1.51%
†Hertz Global Holdings	31,900	791,120
Hunt (J.B.) Transport Services	21,200	1,531,488
Kansas City Southern	22,900	2,426,484
Landstar System	25,200	1,297,800

		6,046,892

Semiconductors & Semiconductor Equipment–3.53%
Altera	77,500	2,556,725
Analog Devices	26,000	1,171,560
ARM Holdings ADR	54,900	1,986,282
†Atmel	59,300	435,855
KLA-Tencor	13,700	763,501

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Linear Technology	47,200	$1,738,848
†Mellanox Technologies	15,600	772,200
Microchip Technology	37,100	1,381,975
†Skyworks Solutions	60,700	1,328,723
Xilinx	50,400	1,996,344

		14,132,013

Software–7.04%
†ANSYS	23,500	1,717,850
†Autodesk	37,800	1,282,932
†Check Point Software Technologies	34,400	1,708,992
†Citrix Systems	30,600	1,846,098
†CommVault Systems	21,800	1,654,402
†Concur Technologies	26,400	2,148,432
FactSet Research Systems	7,750	790,035
†Fortinet	41,700	729,750
†Guidewire Software	24,600	1,034,430
†Informatica	22,000	769,560
Intuit	42,500	2,593,775
†MICROS Systems	17,800	768,070
†NetSuite	11,100	1,018,314
†Nuance Communications	40,800	749,904
†Red Hat	63,000	3,012,660
†salesforce.com	19,600	748,328
†ServiceNow	53,800	2,172,982
Solera Holdings	14,000	779,100
†TIBCO Software	55,100	1,179,140
†Workday Class A	22,605	1,448,754

		28,153,508

Specialty Retail–7.48%
†AutoZone	7,900	3,347,151
†Bed Bath & Beyond	33,600	2,382,240
†CarMax	57,700	2,663,432
Chico’s	65,000	1,108,900
Dick’s Sporting Goods	26,100	1,306,566
DSW Class A	9,400	690,618
Gap	17,600	734,448
Guess	30,500	946,415
Limited Brands	45,800	2,255,650
Men’s Wearhouse	21,650	819,453
†O’Reilly Automotive	24,500	2,759,190
PETsMART	22,600	1,513,974
Ross Stores	47,900	3,104,399
Tiffany & Co	31,200	2,272,608
Tractor Supply	20,400	2,399,244
†Urban Outfitters	17,300	695,806
Williams-Sonoma	16,600	927,774

		29,927,868

Textiles, Apparel & Luxury Goods–1.39%
†Fossil Group	18,400	1,900,904
†lululemon athletica	29,600	1,939,392

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)

Textiles, Apparel & Luxury Goods (continued)
†Michael Kors Holdings	27,861	$1,727,939

		5,568,235

Tobacco–0.54%
Lorillard	49,000	2,140,320

		2,140,320

Trading Companies & Distributors–0.93%
Fastenal	32,100	1,471,785
Grainger (W.W.)	8,900	2,244,402

		3,716,187

Wireless Telecommunication Services–1.92%
†Crown Castle International	52,500	3,800,475
†SBA Communications Class A	52,100	3,861,652

		7,662,127

Total Common Stock (Cost $277,934,462)		398,466,042

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.20%
†@=Coupons Series B	128,966	$353,044
†@=Dropbox Series A	9,449	72,679
†@=Dropbox Series A-1	46,402	356,912

Total Preferred Stock (Cost $1,213,856)		782,635

MONEY MARKET FUND–0.14%
Dreyfus Treasury & Agency Cash Management Fund	570,094	570,094

Total Money Market Fund (Cost $570,094)		570,094

TOTAL VALUE OF SECURITIES–99.96% (Cost $279,718,412)	399,818,771
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	176,286

NET ASSETS APPLICABLE TO 22,651,535 SHARES OUTSTANDING–100.00%	$399,995,057

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($311,672,820 / 17,551,533 Shares)	$17.758
NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($88,322,237 / 5,100,002 Shares)	$17.318
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$268,254,492
Undistributed net investment income	1,005,824
Accumulated net realized gain on investments	10,634,382
Net unrealized appreciation of investments	120,100,359

Total net assets	$399,995,057

†	Non-income producing for the period.

«	Of this amount, $1,967,854 represents payable for securities purchased and $269,295 represents payable for fund shares redeemed as of June 30, 2013.

@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $841,146, which represented 0.21% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $841,146 which represented 0.21% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,279,615
Foreign tax withheld	(7,740)

1,271,875

EXPENSES:
Management fees	1,186,708
Distribution fees-Service Class	118,870
Accounting and administration expenses	62,016
Reports and statements to shareholders	39,161
Professional fees	15,496
Trustees’ fees	3,713
Custodian fees	2,673
Pricing fees	1,431
Other	3,714

Total operating expenses	1,433,782

NET INVESTMENT LOSS	(161,907)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,952,049
Foreign currencies	49
Foreign currency exchange contracts	(4)

Net realized gain	10,952,094

Net change in unrealized appreciation (depreciation) of investments	26,899,311

NET REALIZED AND UNREALIZED GAIN	37,851,405

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,689,498

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(161,907)	$1,176,113
Net realized gain	10,952,094	2,170,284
Net change in unrealized appreciation (depreciation)	26,899,311	38,931,634

Net increase in net assets resulting from operations	37,689,498	42,278,031

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(5,914,590)
Service Class	—	(2,594,163)

	—	(8,508,753)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	94,697,732	19,369,983
Service Class	11,406,885	48,389,119
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,914,590
Service Class	—	2,594,163

	106,104,617	76,267,855

Cost of shares redeemed:
Standard Class	(14,766,105)	(33,744,900)
Service Class	(26,575,964)	(38,043,869)

	(41,342,069)	(71,788,769)

Increase in net assets derived from capital share transactions	64,762,548	4,479,086

NET INCREASE IN NET ASSETS	102,452,046	38,248,364
NET ASSETS:
Beginning of period	297,543,011	259,294,647

End of period	$399,995,057	$297,543,011

Undistributed net investment income	$1,005,824	$1,167,731

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$15.688		$13.872	$14.430	$11.241	$7.688	$13.435

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)		0.073	0.003	0.020	0.023	(0.003)
Net realized and unrealized gain (loss)	2.072		2.186	(0.561)	3.169	3.539	(5.744)

Total from investment operations	2.070		2.259	(0.558)	3.189	3.562	(5.747)

Less dividends and distributions from:
Net investment income	—		—	—	—	(0.009)	—
Net realized gain	—		(0.443)	—	—	—	—

Total dividends and distributions	—		(0.443)	—	—	(0.009)	—

Net asset value, end of period	$17.758		$15.688	$13.872	$14.430	$11.241	$7.688

Total return[3]	13.19%		16.30%	(3.87% )	28.37%	46.34%	(42.78% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$311,673		$206,358	$190,209	$263,891	$225,807	$149,829
Ratio of expenses to average net assets	0.81%		0.82%	0.82%	0.83%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets	(0.03%	)	0.47%	0.02%	0.17%	0.25%	(0.03% )
Portfolio turnover	16%		31%	44%	31%	28%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12	12/31/11	Year Ended 12/31/10		12/31/09		12/31/08
Net asset value, beginning of period	$15.319		$13.588	$14.170	$11.066		$7.581		$13.281

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.023)		0.034	(0.033)	(0.010)		—	[3]	(0.030)
Net realized and unrealized gain (loss)	2.022		2.140	(0.549)	3.114		3.485		(5.670)

Total from investment operations	1.999		2.174	(0.582)	3.104		3.485		(5.700)

Less dividends and distributions from:
Net realized gain	—		(0.443)	—	—		—		—

Total dividend and distributions	—		(0.443)	—	—		—		—

Net asset value, end of period	$17.318		$15.319	$13.588	$14.170		$11.066		$7.581

Total return[4]	13.05%		16.02%	(4.11% )	28.05%		45.97%		(42.92% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,322		$91,185	$69,086	$55,403		$34,297		$16,243
Ratio of expenses to average net assets	1.06%		1.07%	1.07%	1.08%		1.10%		1.09%
Ratio of net investment income (loss) to average net assets	(0.28%	)	0.22%	(0.23% )	(0.08%	)	0.00%		(0.28% )
Portfolio turnover	16%		31%	44%	31%		28%		36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount rounds to less than $0.001 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize the value of your shares (capital appreciation).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets in excess of $750 million. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

T. Rowe Price (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $7,510 and $1,170, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$222,143
Distribution fees payable to LFD	18,204

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $113,818,962 and sales of $50,881,042 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $280,718,467. At June 30, 2013, net unrealized appreciation was $119,100,304, of which $125,231,237 related to unrealized appreciation of investments and $6,130,933 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 3	Total
Common Stock	$398,407,531	$58,511	$398,466,042
Maney Market Fund	570,094	—	570,094
Preferred Stock	—	782,635	782,635

Total	$398,977,625	$841,146	$399,818,771

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares sold:
Standard Class	5,256,615	1,267,545
Service Class	676,235	3,236,154
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	379,311
Service Class	—	170,243

	5,932,850	5,053,253

Shares redeemed:
Standard Class	(859,002)	(2,204,512)
Service Class	(1,528,765)	(2,538,047)

	(2,387,767)	(4,742,559)

Net increase	3,545,083	310,694

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

5. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP Templeton Growth RPM Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP Templeton Growth RPM Fund

LVIP Templeton Growth RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table shown, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,057.80	0.82%	$4.18
Service Class Shares	1,000.00	1,056.50	1.07%	5.46
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.73	0.82%	$4.11
Service Class Shares	1,000.00	1,019.49	1.07%	5.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Templeton Growth RPM Fund–1

LVIP Templeton Growth RPM Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Security Type/Country	Percentage of Net Assets
Common Stock	87.56%
Brazil	0.59%
Canada	1.47%
France	7.73%
Germany	4.86%
Hong Kong	1.48%
Ireland	1.28%
Italy	1.59%
Japan	4.56%
Netherlands	5.48%
Norway	1.60%
Portugal	0.88%
Republic of Korea	2.53%
Singapore	1.69%
Spain	1.32%
Switzerland	5.14%
Taiwan	0.48%
Thailand	0.65%
United Kingdom	10.60%
United States	33.63%
Right	0.01%
Money Market Fund	10.30%
Total Value of Securities	97.87%
Receivables and Other Assets Net of Liabilities	2.13%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.46%
Air Freight & Logistics	2.60%
Airlines	0.62%
Auto Components	0.62%
Automobiles	2.23%
Biotechnology	3.13%
Building Products	0.90%
Capital Markets	2.68%
Chemicals	1.98%
Commercial Banks	6.93%
Commercial Services & Supplies	0.58%
Communications Equipment	1.52%
Construction & Engineering	0.42%
Construction Materials	1.19%

Sector	Percentage of Net Assets
Consumer Finance	0.89%
Containers & Packaging	0.58%
Diversified Financial Services	4.64%
Diversified Telecommunication Services	4.05%
Electrical Equipment	0.56%
Energy Equipment & Services	1.83%
Food & Staples Retailing	2.55%
Health Care Equipment & Supplies	0.85%
Health Care Providers & Services	0.36%
Industrial Conglomerates	1.09%
Insurance	5.27%
IT Services	0.68%
Life Sciences Tools & Services	0.29%
Media	3.67%
Metals & Mining	2.23%
Multiline Retail	3.06%
Office Electronics	0.46%
Oil, Gas & Consumable Fuels	7.12%
Pharmaceuticals	11.20%
Professional Services	0.27%
Semiconductors & Semiconductor Equipment	3.59%
Software	3.01%
Specialty Retail	1.04%
Trading Companies & Distributors	0.64%
Wireless Telecommunication Services	1.78%
Total	87.57%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	1.62%
HSBC Holdings	1.55%
Sanofi	1.52%
Toyota Motor ADR	1.44%
Roche Holding	1.37%
Citigroup	1.33%
BNP Paribas	1.32%
Pfizer	1.32%
GlaxoSmithKline	1.31%
JPMorgan Chase	1.27%
Total	14.05%

LVIP Templeton Growth RPM Fund–2

LVIP Templeton Growth RPM Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK–87.56%
Brazil–0.59%
Petroleo Brasileiro ADR	73,050	$1,070,913
Vale ADR	83,420	1,014,387

		2,085,300

Canada–1.47%
Potash Corp of Saskatchewan	82,560	3,148,013
Talisman Energy	181,260	2,068,686

		5,216,699

France–7.73%
Alstom	17,990	589,186
AXA	191,516	3,763,129
BNP Paribas	85,500	4,671,622
Cie de Saint-Gobain	78,470	3,176,691
†Credit Agricole	164,630	1,415,015
Michelin Class B	24,600	2,199,899
Sanofi	51,836	5,372,353
Total	70,930	3,462,821
Vivendi	143,747	2,722,530

		27,373,246

Germany–4.86%
†Deutsche Lufthansa	108,950	2,211,686
Deutsche Post	63,900	1,588,296
HeidelbergCement	20,610	1,386,205
Infineon Technologies ADR	389,648	3,249,664
Merck	23,550	3,588,172
Muenchener Rueckversicherungs	14,500	2,668,876
Siemens ADR	24,940	2,526,671

		17,219,570

■Hong Kong–1.48%
AIA Group	794,800	3,366,299
China Telecom	3,890,000	1,855,713

		5,222,012

Ireland–1.28%
CRH	139,289	2,819,409
†Elan ADR	120,902	1,709,554

		4,528,963

Italy–1.59%
ENI	147,899	3,037,968
UniCredit	552,660	2,588,392

		5,626,360

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Japan–4.56%
ITOCHU	194,980	$2,251,433
Konica Minolta Holdings	214,500	1,620,215
Nissan Motor	277,200	2,809,459
NKSJ Holdings	63,755	1,520,579
Toyota Motor ADR	42,220	5,094,265
Trend Micro	90,310	2,868,863

		16,164,814

Netherlands–5.48%
Akzo Nobel	68,660	3,871,266
†ING Groep	406,362	3,702,730
Koninklijke Philips Electronics	48,370	1,318,765
Randstad Holding	23,362	957,925
Reed Elsevier	98,463	1,640,567
Royal Dutch Shell Class A	900	28,745
Royal Dutch Shell Class B	63,540	2,102,843
†SBM Offshore	90,831	1,528,184
TNT Express	567,830	4,258,950

		19,409,975

Norway–1.60%
Statoil	98,910	2,040,406
Telenor	182,760	3,622,704

		5,663,110

Portugal–0.88%
Galp Energia	209,950	3,108,696

		3,108,696

Republic of Korea–2.53%
KB Financial Group	35,093	1,050,578
POSCO ADR	57,034	3,711,773
Samsung Electronics	3,566	4,189,051

		8,951,402

Singapore–1.69%
DBS Group Holdings	252,105	3,082,454
Singapore Telecommunications	974,860	2,899,126

		5,981,580

Spain–1.32%
Repsol	68,171	1,438,446
†Telefonica	253,113	3,243,703

		4,682,149

Switzerland–5.14%
ABB	63,670	1,382,460
ACE	15,290	1,368,149
Credit Suisse Group	143,614	3,808,523
†Foster Wheeler	69,380	1,506,240
Lonza Group	13,590	1,023,638
Novartis	25,570	1,816,374
Roche Holding	19,470	4,843,796

LVIP Templeton Growth RPM Fund–3

LVIP Templeton Growth RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
Switzerland (continued)
Swiss Re	33,160	$2,467,868

		18,217,048

Taiwan–0.48%
Taiwan Semiconductor Manufacturing ADR	92,166	1,688,481

		1,688,481

Thailand–0.65%
Bangkok Bank	341,500	2,292,094

		2,292,094

United Kingdom–10.60%
Aviva	683,050	3,527,937
BAE Systems	280,250	1,632,469
BP ADR	50,250	2,097,435
G4S	582,830	2,042,326
GlaxoSmithKline	185,410	4,647,196
HSBC Holdings	525,250	5,502,358
Kingfisher	418,668	2,184,060
†Lloyds Banking Group	4,108,940	3,947,050
Marks & Spencer Group	507,730	3,325,894
Rexam	284,909	2,069,094
Tesco	646,490	3,258,479
Vodafone Group ADR	114,580	3,293,029

		37,527,327

United States–33.63%
†Actavis	25,620	3,233,756
Allegheny Technologies	120,980	3,182,984
American Express	42,030	3,142,163
Amgen	42,500	4,193,050
Applied Materials	240,140	3,580,487
Baker Hughes	71,360	3,291,837
Bank of New York Mellon	76,700	2,151,435
†Brocade Communications Systems	173,770	1,000,915
Chesapeake Energy	95,050	1,937,119
Chevron	23,400	2,769,156
Cisco Systems	179,640	4,367,048
Citigroup	98,220	4,711,613
Comcast Special Class A	90,425	3,587,160
CVS Caremark	52,830	3,020,819
FedEx	9,480	934,538
†Forest Laboratories	83,360	3,417,760

	Number of Shares	Value (U.S. $)

rCOMMON STOCK (continued)
United States (continued)
†Gilead Sciences	57,820	$2,960,962
Halliburton	39,470	1,646,688
Home Depot	19,280	1,493,622
†ING US	130,610	3,534,307
†Isis Pharmaceuticals	35,260	947,436
JPMorgan Chase	85,200	4,497,708
Macy’s	77,260	3,708,480
Medtronic	58,840	3,028,495
Merck	91,630	4,256,214
Microsoft	166,350	5,744,066
Morgan Stanley	143,920	3,515,966
News Class A	50,400	1,643,040
†Onyx Pharmaceuticals	14,810	1,285,804
Pfizer	166,290	4,657,783
Quest Diagnostics	21,020	1,274,443
SAIC	172,860	2,407,940
†Salix Pharmaceuticals	57,780	3,822,147
†Sprint Nextel	430,970	3,025,409
Symantec	91,800	2,062,746
Target	55,010	3,787,989
Time Warner	32,843	1,898,982
Time Warner Cable	37,449	4,212,264
United Parcel Service Class B	27,930	2,415,386
Walgreen	62,410	2,758,522

		119,108,239

Total Common Stock (Cost $242,522,201)		310,067,065

RIGHT–0.01%
†Repsol	68,171	37,980

Total Right (Cost $0)		37,980

MONEY MARKET FUND–10.30%
Dreyfus Treasury & Agency Cash Management Fund	36,490,072	36,490,072

Total Money Market Fund (Cost $36,490,072)		36,490,072

TOTAL VALUE OF SECURITIES–97.87% (Cost $279,012,273)	346,595,117
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.13%	7,549,586

NET ASSETS APPLICABLE TO 11,659,449 SHARES OUTSTANDING–100.00%	$354,144,703

NET ASSET VALUE–LVIP TEMPLETON GROWTH RPM FUND STANDARD CLASS ($96,419,793 / 3,172,158 Shares)	$30.396

NET ASSET VALUE–LVIP TEMPLETON GROWTH RPM FUND SERVICE CLASS ($257,724,910 / 8,487,291 Shares)	$30.366

LVIP Templeton Growth RPM Fund–4

LVIP Templeton Growth RPM Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$304,563,381
Undistributed net investment income	4,818,843
Accumulated net realized loss on investments	(22,730,627)
Net unrealized appreciation of investments and derivatives	67,493,106

Total net assets	$354,144,703

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $3,382,550 cash and $5,256,143 foreign currencies pledged as collateral for futures contracts, $2,409,882 represents payables for securities purchased and $373,905 represents payables for fund shares redeemed as of June 30, 2013.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	EUR	27,984	USD	(36,396)	7/1/13	$32
MNB	EUR	231,481	USD	(301,351)	7/2/13	(27)
MNB	EUR	64,947	USD	(84,532)	7/3/13	11
MNB	GBP	475,084	USD	(725,121)	7/2/13	(2,586)
MNB	SGD	(70,589)	USD	55,630	7/1/13	(53)

						$(2,623)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(209)	British Pound Currency	$(20,178,726)	$(19,860,225)	9/19/13	$318,501
(577)	E-mini S&P 500 Index	(45,668,564)	(46,139,805)	9/21/13	(471,241)
(205)	Euro Currency	(33,700,575)	(33,371,437)	9/19/13	329,138
(1,003)	Euro STOXX 50 Index	(33,817,180)	(33,919,620)	9/24/13	(102,440)
(216)	FTSE 100 Index	(20,367,382)	(20,241,415)	9/24/13	125,967
(186)	Japanese Yen Currency	(23,976,374)	(23,452,275)	9/19/13	524,099
(178)	Nikkei 225 Index (OSE)	(23,772,933)	(24,556,676)	9/14/13	(783,743)

		$(201,481,734)			$(59,719)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See	Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

EUR–European Monetary Unit

GBP–British Pound Sterling

MNB–Mellon National Bank

SGD–Singapore Dollar

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth RPM Fund–5

LVIP Templeton Growth RPM Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

LVIP Templeton Growth RPM Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$5,617,420
Foreign tax withheld	(397,327)

5,220,093

EXPENSES:
Management fees	1,116,887
Distribution fees-Service Class	269,627
Accounting and administration expenses	91,682
Reports and statements to shareholders	30,712
Custodian fees	16,854
Professional fees	13,578
Trustees’ fees	3,412
Pricing fees	2,142
Other	3,480

Total operating expenses	1,548,374

NET INVESTMENT INCOME	3,671,719

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,368,516
Foreign currencies	(169,410)
Foreign currency exchange contracts	(47,465)
Futures contracts	(8,467,714)

Net realized loss	(7,316,073)

Net change in unrealized appreciation (depreciation) of:
Investments	18,743,454
Foreign currencies	(21,488)
Foreign currency exchange contracts	(2,052)
Futures contracts	(59,719)

Net change in unrealized appreciation (depreciation)	18,660,195

NET REALIZED AND UNREALIZED GAIN	11,344,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,015,841

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,671,719	$4,614,296
Net realized gain (loss)	(7,316,073)	1,663,333
Net change in unrealized appreciation (depreciation)	18,660,195	41,777,449

Net increase in net assets resulting from operations	15,015,841	48,055,078

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,744,372)
Service Class	—	(2,809,276)

	—	(4,553,648)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,964,572	5,817,086
Service Class	87,627,787	48,920,038
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,744,371
Service Class	—	2,809,276

	91,592,359	59,290,771

Cost of shares redeemed:
Standard Class	(7,513,579)	(19,073,078)
Service Class	(18,618,343)	(40,729,041)

	(26,131,922)	(59,802,119)

Increase (decrease) in net assets derived from capital share transactions	65,460,437	(511,348)

NET INCREASE IN NET ASSETS	80,476,278	42,990,082
NET ASSETS:
Beginning of period	273,668,425	230,678,343

End of period	$354,144,703	$273,668,425

Undistributed net investment income	$4,818,843	$1,147,124

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth RPM Fund–6

LVIP Templeton Growth RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth RPM Fund Standard Class
	Six Months
	Ended
	6/30/13[1]			Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$28.735	$24.161	$25.503	$24.371	$19.352	$33.233

Income (loss) from investment operations:
Net investment income[2]	0.379	0.526	0.553	0.427	0.412	0.636
Net realized and unrealized gain (loss)	1.282	4.582	(1.339)	1.158	5.021	(12.906)

Total from investment operations	1.661	5.108	(0.786)	1.585	5.433	(12.270)

Less dividends and distributions from:
Net investment income	—	(0.534)	(0.556)	(0.453)	(0.405)	(0.534)
Net realized gain	—	—	—	—	(0.009)	(1.077)

Total dividends and distributions	—	(0.534)	(0.556)	(0.453)	(0.414)	(1.611)

Net asset value, end of period	$30.396	$28.735	$24.161	$25.503	$24.371	$19.352

Total return[3]	5.78%	21.21%	(3.09% )	6.57%	28.11%	(37.76% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,420	$94,499	$90,320	$130,817	$151,545	$129,853
Ratio of expenses to average net assets	0.82%	0.83%	0.83%	0.83%	0.83%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.83%	0.83%	0.83%	0.85%	0.82%
Ratio of net investment income to average net assets	2.51%	1.99%	2.12%	1.79%	1.99%	2.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.51%	1.99%	2.12%	1.79%	1.97%	2.40%
Portfolio turnover	6%	15%	29%	11%	18%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth RPM Fund–7

LVIP Templeton Growth RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth RPM Fund Service Class
	Six Months
	Ended
	6/30/13[1]			Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$28.742	$24.171	$25.512	$24.382	$19.369	$33.224

Income (loss) from investment operations:
Net investment income[2]	0.342	0.461	0.483	0.368	0.363	0.581
Net realized and unrealized gain (loss)	1.282	4.578	(1.333)	1.154	5.016	(12.890)

Total from investment operations	1.624	5.039	(0.850)	1.522	5.379	(12.309)

Less dividends and distributions from:
Net investment income	—	(0.468)	(0.491)	(0.392)	(0.357)	(0.469)
Net realized gain	—	—	—	—	(0.009)	(1.077)

Total dividends and distributions	—	(0.468)	(0.491)	(0.392)	(0.366)	(1.546)

Net asset value, end of period	$30.366	$28.742	$24.171	$25.512	$24.382	$19.369

Total return[3]	5.65%	20.91%	(3.34% )	6.30%	27.81%	(37.90% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,725	$179,169	$140,358	$127,871	$105,843	$92,968
Ratio of expenses to average net assets	1.07%	1.08%	1.08%	1.08%	1.07%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.08%	1.08%	1.08%	1.10%	1.07%
Ratio of net investment income to average net assets	2.26%	1.74%	1.87%	1.54%	1.75%	2.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.26%	1.74%	1.87%	1.54%	1.72%	2.15%
Portfolio turnover	6%	15%	29%	11%	18%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth RPM Fund–8

LVIP Templeton Growth RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP Templeton Growth RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily settelement price. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Templeton Growth RPM Fund–9

LVIP Templeton Growth RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $815 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for six months ended June 30, 2013.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million.

Templeton Investment Counsel, LLC (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For six months ended June 30, 2013, fees for these administrative and legal services amounted to $7,167 and $1,081, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $11,317 for six months ended June 30, 2013.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$206,216
Distribution fees payable to LFD	52,740
Trading operation fees payable to Lincoln Life	1,724

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For six months ended June 30, 2013, the Fund made purchases of $62,938,861 and sales of $16,175,047 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes was $280,830,534. At June 30, 2013, net unrealized appreciation was $65,764,583, of which $79,463,803 related to unrealized appreciation of investments and $13,699,220 related to unrealized depreciation of investments.

LVIP Templeton Growth RPM Fund–10

LVIP Templeton Growth RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $13,508,734 remaining at December 31, 2012, if not utilized in futures years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Total
Common Stock	$310,067,065	$—	$310,067,065
Right	37,980	—	37,980
Money Market Fund	36,490,072	—	36,490,072

Total	$346,595,117	$—	$346,595,117

Foreign Currency Exchange Contracts	$—	$(2,623)	$(2,623)

Futures Contracts	$(59,719)	$—	$(59,719)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

LVIP Templeton Growth RPM Fund–11

LVIP Templeton Growth RPM Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	131,021	219,557
Service Class	2,867,792	1,850,017
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	62,562
Service Class	—	100,756

	2,998,813	2,232,892

Shares redeemed:
Standard Class	(247,518)	(731,770)
Service Class	(614,088)	(1,523,999)

	(861,606)	(2,255,769)

Net increase (decrease)	2,137,207	(22,877)

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

LVIP Templeton Growth RPM Fund–12

LVIP Templeton Growth RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts
(Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$43	Receivables and other assets net of liabilities	$(2,666)
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	1,297,705	Receivables and other assets net of liabilities	(1,357,424)

Total		$1,297,748		$(1,360,090)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

			Change in Unrealized
			Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(47,465)	$(2,052)
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,467,714)	(59,719)

Total		$(8,515,179)	$(61,771)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 54,138	$ 336,685
Futures contracts (average notional value)	8,505,405	59,043,801

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amount Available for Offset in the Statements of Net Assets	Gross Amounts Not Offset in the
			Statement of Net Assets
			Financial	Cash Collateral
			Instruments	Recieved	Net Amount[1]
Foreign Currency Exchange Contracts	$43	$(43)	$—	$—	$—
Futures Contracts-Variation Margin	207,182	—	—	—	207,182

Total	$207,225	$(43)	$—	$—	$207,182

LVIP Templeton Growth RPM Fund–13

LVIP Templeton Growth RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Gross Amounts Not Offset in the
Statement of Net Assets
			Financial	Cash Collateral
			Instruments	Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(2,666)	$43	$—	$—	$(2,623)

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Templeton Growth RPM Fund–14

LVIP UBS Large Cap Growth RPM Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2013

LVIP UBS Large Cap Growth RPM Fund

LVIP UBS Large Cap Growth RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2013 to June 30, 2013

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual
Standard Class Shares	$1,000.00	$1,054.20	0.76%	$3.87
Service Class Shares	1,000.00	1,052.90	1.01%	5.14
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.03	0.76%	$3.81
Service Class Shares	1,000.00	1,019.79	1.01%	5.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP UBS Large Cap Growth RPM Fund–1

LVIP UBS Large Cap Growth RPM Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2013

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	90.45%
Aerospace & Defense	4.32%
Beverages	1.18%
Biotechnology	4.98%
Chemicals	1.47%
Communications Equipment	3.03%
Computers & Peripherals	4.64%
Consumer Finance	1.20%
Electrical Equipment	1.51%
Energy Equipment & Services	1.86%
Food Products	1.29%
Health Care Equipment & Supplies	2.32%
Health Care Providers & Services	4.31%
Hotels, Restaurants & Leisure	1.84%
Household Durables	1.20%
Industrial Conglomerates	1.69%
Insurance	0.96%
Internet & Catalog Retail	5.43%
Internet Software & Services	8.51%
IT Services	7.70%
Machinery	1.22%
Media	2.37%
Multiline Retail	2.42%
Oil, Gas & Consumable Fuels	2.63%
Personal Products	1.66%
Pharmaceuticals	2.29%
Professional Services	1.16%
Real Estate Management & Development	0.86%
Road & Rail	1.53%
Software	5.47%
Textiles, Apparel & Luxury Goods	7.60%
Wireless Telecommunication Services	1.80%
Exchange-Traded Fund	0.61%
Money Market Fund	7.57%
Total Value of Securities	98.63%
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Google Class A	3.98%
Apple	3.70%
Visa Class A	3.66%
QUALCOMM	3.03%
priceline.com	2.78%
Gilead Sciences	2.76%
eBay	2.70%
Amazon.com	2.65%
MasterCard Class A	2.52%
Dollar General	2.42%
Total	30.20%

LVIP UBS Large Cap Growth RPM Fund–2

LVIP UBS Large Cap Growth RPM Fund

Statement of Net Assets

June 30, 2013 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.45%
Aerospace & Defense–4.32%
Precision Castparts	40,700	$9,198,607
United Technologies	78,000	7,249,320

		16,447,927

Beverages–1.18%
†Monster Beverage	73,900	4,490,903

		4,490,903

Biotechnology–4.98%
†Biogen Idec	34,200	7,359,840
†Gilead Sciences	205,200	10,508,292
Quintiles Transnational Holdings	25,500	1,085,280

		18,953,412

Chemicals–1.47%
Sherwin-Williams	31,700	5,598,220

		5,598,220

Communications Equipment–3.03%
QUALCOMM	188,600	11,519,688

		11,519,688

Computers & Peripherals–4.64%
Apple	35,600	14,100,448
†NetApp.	94,900	3,585,322

		17,685,770

Consumer Finance–1.20%
Discover Financial Services	95,900	4,568,676

		4,568,676

Electrical Equipment–1.51%
AMETEK.	136,000	5,752,800

		5,752,800

Energy Equipment & Services–1.86%
†FMC Technologies	64,000	3,563,520
Schlumberger	49,400	3,540,004

		7,103,524

Food Products–1.29%
Kellogg	76,700	4,926,441

		4,926,441

Health Care Equipment & Supplies–2.32%
Cooper	39,300	4,678,665
†Intuitive Surgical	8,200	4,153,956

		8,832,621

Health Care Providers & Services–4.31%
Cardinal Health	115,300	5,442,160
†Catamaran	86,300	4,204,536
UnitedHealth Group	103,500	6,777,180

		16,423,876

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.84%
Las Vegas Sands	132,100	$6,992,053

		6,992,053

Household Durables–1.20%
†Mohawk Industries	40,600	4,567,094

		4,567,094

Industrial Conglomerates–1.69%
Danaher	101,900	6,450,270

		6,450,270

Insurance–0.96%
Progressive	143,400	3,645,228

		3,645,228

Internet & Catalog Retail–5.43%
†Amazon.com	36,300	10,080,147
†priceline.com	12,800	10,587,264

		20,667,411

Internet Software & Services–8.51%
†eBay	199,100	10,297,452
†Facebook Class A	279,600	6,950,856
†Google Class A	17,200	15,142,364

		32,390,672

IT Services–7.70%
MasterCard Class A	16,700	9,594,150
†Teradata	115,500	5,801,565
Visa Class A	76,200	13,925,550

		29,321,265

Machinery–1.22%
Cummins	42,700	4,631,242

		4,631,242

Media–2.37%
Comcast Class A	52,700	2,207,076
†Liberty Global Class A	48,500	3,592,880
Time Warner Cable	28,600	3,216,928

		9,016,884

Multiline Retail–2.42%
†Dollar General	182,500	9,203,475

		9,203,475

Oil, Gas & Consumable Fuels–2.63%
Cabot Oil & Gas	40,400	2,869,208
†Concho Resources	52,200	4,370,184
EOG Resources	21,000	2,765,280

		10,004,672

Personal Products–1.66%
Estee Lauder Class A	96,200	6,327,074

		6,327,074

LVIP UBS Large Cap Growth RPM Fund–3

LVIP UBS Large Cap Growth RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals–2.29%
Allergan	81,300	$6,848,712
Zoetis	60,100	1,856,489

		8,705,201

Professional Services–1.16%
†IHS Class A	42,300	4,415,274

		4,415,274

Real Estate Management & Development–0.86%
†Realogy Holdings	68,000	3,266,720

		3,266,720

Road & Rail–1.53%
Union Pacific	37,800	5,831,784

		5,831,784

Software–5.47%
†Informatica	69,700	2,438,106
†salesforce.com	186,200	7,109,116
†ServiceNow	95,300	3,849,167
†VMware Class A	110,800	7,422,492

		20,818,881

Textiles, Apparel & Luxury Goods–7.60%
†lululemon athletica	93,900	6,152,328
†Michael Kors Holdings	126,200	7,826,924

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	130,500	$8,310,240
Ralph Lauren	38,200	6,636,868

		28,926,360

Wireless Telecommunication Services–1.80%
†Crown Castle International	94,600	6,848,094

		6,848,094

Total Common Stock (Cost $294,726,377)		344,333,512

EXCHANGE-TRADED FUND–0.61%
iShares Russell 1000 Growth Index Fund	32,200	2,342,228

Total Exchange-Traded Fund (Cost $2,204,015)		2,342,228

MONEY MARKET FUND–7.57%
Dreyfus Treasury & Agency Cash Management Fund	28,816,464	28,816,464

Total Money Market Fund (Cost $28,816,464)		28,816,464

TOTAL VALUE OF SECURITIES–98.63% (Cost $325,746,856)	375,492,204
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.37%	5,209,254

NET ASSETS APPLICABLE TO 15,382,197 SHARES OUTSTANDING–100.00%	$380,701,458

NET ASSET VALUE–LVIP UBS LARGE CAP GROWTH RPM FUND STANDARD CLASS ($273,584,475 / 11,019,379 Shares)	$24.828

NET ASSET VALUE–LVIP UBS LARGE CAP GROWTH RPM FUND SERVICE CLASS ($107,116,983 / 4,362,818 Shares)	$24.552

COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$360,412,309
Undistributed net investment income	544,218
Accumulated net realized loss	(30,843,790)
Net unrealized appreciation of investments and derivatives	50,588,721

Total net assets	$380,701,458

†	Non-income producing for the period.

«	Of this amount, $4,928,000 represents cash collateral for futures contracts and $231,338 payable for fund shares redeemed as of June 30, 2013.

LVIP UBS Large Cap Growth RPM Fund–4

LVIP UBS Large Cap Growth RPM Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,408) E-mini S&P 500 Index	$(113,435,024)	$(112,590,720)	9/21/13	$844,304

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth RPM Fund–5

LVIP UBS Large Cap Growth RPM Fund

Statement of Operations

Six Months Ended June 30, 2013 (unaudited)

LVIP UBS Large Cap Growth RPM Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,177,505

EXPENSES:
Management fees	1,358,719
Accounting and administration expenses	116,838
Distribution fees-Service Class	103,659
Reports and statements to shareholders	72,507
Professional fees	16,174
Trustees’ fees	4,245
Custodian fees	3,917
Pricing fees	368
Other	4,301

1,680,728
Less management fees waived	(205,957)

Total operating expenses	1,474,771

NET INVESTMENT LOSS	(297,266)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,121,252
Foreign currencies	14,531
Foreign currency exchange contracts	(104)
Futures contracts	(14,891,499)

Net realized loss	(7,755,820)

Net change in unrealized appreciation (depreciation) of:
Investments	25,915,169
Foreign currencies	(15,666)
Futures contracts	506,499

Net change in unrealized appreciation (depreciation)	26,406,002

NET REALIZED AND UNREALIZED GAIN	18,650,182

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,352,916

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(297,266)	$1,655,821
Net realized gain (loss)	(7,755,820)	66,867,204
Net change in unrealized appreciation (depreciation)	26,406,002	(16,496,844)

Net increase in net assets resulting from operations	18,352,916	52,026,181

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,303,989	4,340,676
Service Class	47,263,616	21,501,706

	49,567,605	25,842,382

Cost of shares redeemed:
Standard Class	(20,750,178)	(45,424,060)
Service Class	(7,700,235)	(17,239,861)

	(28,450,413)	(62,663,921)

Increase (decrease) in net assets derived from capital share transactions	21,117,192	(36,821,539)

NET INCREASE IN NET ASSETS	39,470,108	15,204,642
NET ASSETS:
Beginning of period	341,231,350	326,026,708

End of period	$380,701,458	$341,231,350

Undistributed net investment income	$544,218	$841,484

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth RPM Fund–6

LVIP UBS Large Cap Growth RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP UBS Large Cap Growth RPM Fund Standard Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12[2]	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$23.551		$20.234	$21.503	$19.449	$14.150	$24.169

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)		0.118	0.128	0.118	0.087	0.121
Net realized and unrealized gain (loss)	1.290		3.199	(1.350)	2.086	5.351	(10.000)

Total from investment operations	1.277		3.317	(1.222)	2.204	5.438	(9.879)

Less dividends and distributions from:
Net investment income	—		—	(0.047)	(0.150)	(0.139)	(0.140)

Total dividends and distributions	—		—	(0.047)	(0.150)	(0.139)	(0.140)

Net asset value, end of period	$24.828		$23.551	$20.234	$21.503	$19.449	$14.150

Total return[4]	5.42%		16.39%	(5.69% )	11.35%	38.53%	(40.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$273,584		$277,091	$274,479	$327,270	$327,324	$264,563
Ratio of expenses to average net assets	0.76%		0.75%	0.76%	0.76%	0.75%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.87%		0.84%	0.84%	0.84%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.11%	)	0.52%	0.60%	0.60%	0.55%	0.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.22%	)	0.43%	0.52%	0.52%	0.45%	0.47%
Portfolio turnover	25%		122%	89%	46%	52%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing close of business on September 21, 2012, UBS Global Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth RPM Fund–7

LVIP UBS Large Cap Growth RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP UBS Large Cap Growth RPM Fund Service Class
	Six Months Ended 6/30/13[1] (Unaudited)		12/31/12[2]	12/31/11	Year Ended 12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$23.318		$20.084	$21.348	$19.313	$14.087	$24.036

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.043)		0.060	0.075	0.069	0.047	0.072
Net realized and unrealized gain (loss)	1.277		3.174	(1.339)	2.067	5.319	(9.931)

Total from investment operations	1.234		3.234	(1.264)	2.136	5.366	(9.859)

Less dividends and distributions from:
Net investment income	—		—	—	(0.101)	(0.140)	(0.090)

Total dividends and distributions	—		—	—	(0.101)	(0.140)	(0.090)

Net asset value, end of period	$24.552		$23.318	$20.084	$21.348	$19.313	$14.087

Total return[4]	5.29%		16.10%	(5.92% )	11.08%	38.17%	(40.97% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,117		$64,140	$51,548	$66,848	$57,564	$26,462
Ratio of expenses to average net assets	1.01%		1.00%	1.01%	1.01%	1.00%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.12%		1.09%	1.09%	1.09%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.36%	)	0.27%	0.35%	0.35%	0.30%	0.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.47%	)	0.18%	0.27%	0.27%	0.20%	0.22%
Portfolio turnover	25%		122%	89%	46%	52%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing close of business on September 21, 2012, UBS Global Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth RPM Fund–8

LVIP UBS Large Cap Growth RPM Fund

Notes to Financial Statements

June 30, 2013 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 71 series (Series). These financial statements and the related notes pertain to the LVIP UBS Large Cap Growth RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs) except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from

LVIP UBS Large Cap Growth RPM Fund–9

LVIP UBS Large Cap Growth RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,950 for the six months ended June 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.15% on the first $100 million of average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $100 million. This agreement will continue at least through April 30, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

UBS Global Asset Management (Americas) Inc. (UBS), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2013, fees for these administrative and legal services amounted to $8,532 and $1,325, respectively.

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2013, the Fund reimbursed Lincoln Life $13,246 for the cost of these services.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$198,638
Distribution fees payable to LFD	21,171
Trading operation fees payable to Lincoln Life	1,841

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $87,858,262 and sales of $83,993,056 of investment securities other than short-term investments.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $326,096,871. At June 30, 2013, net unrealized appreciation was $49,395,333, of which $56,878,413 related to unrealized appreciation of investments and $7,483,080 related to unrealized depreciation of investments.

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $21,546,610 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $21,546,610 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion

LVIP UBS Large Cap Growth RPM Fund–10

LVIP UBS Large Cap Growth RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Common Stock	$344,333,512
Exchange-Traded Fund	2,342,228
Money Market Fund	28,816,464

Total	$375,492,204

Futures Contracts	$844,304

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/13	12/31/12

Shares sold:
Standard Class	93,593	194,862
Service Class	1,926,209	946,921

	2,019,802	1,141,783

Shares redeemed:
Standard Class	(840,009)	(1,994,587)
Service Class	(314,060)	(762,840)

	(1,154,069)	(2,757,427)

Net increase (decrease)	865,733	(1,615,644)

LVIP UBS Large Cap Growth RPM Fund–11

LVIP UBS Large Cap Growth RPM Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2013.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$844,304	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

			Change in Unrealized
			Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(104)	$—
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(14,891,499)	506,499

Total		$(14,891,603)	$506,499

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2013.

LVIP UBS Large Cap Growth RPM Fund–12

LVIP UBS Large Cap Growth RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Futures contracts (average notional value)	$93,122	$71,163,023

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP UBS Large Cap Growth RPM Fund–13

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a)	Audit Fees

Not Applicable.

(b)	Audit-Related Fees

Not Applicable.

(c)	Tax Fees

Not Applicable.

(d)	All Other Fees

Not Applicable.

(e) (1)  Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2) Not Applicable.

(f)	Not Applicable.

(g)	Aggregate Non-Audit Fees

Not Applicable.

(h)	Principal Accountant’s Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics – Not Applicable.

(a)(2)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)

/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	August 21, 2013

By	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	August 21, 2013